SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT (No.2-77571)
  UNDER THE SECURITIES ACT OF 1933 [X]
 Pre-Effective Amendment No.           [  ]
 Post-Effective Amendment No. 36          [X]
and
REGISTRATION STATEMENT (No. 811-3466)
 UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]
 Amendment No. 36 [X]
Fidelity Advisor Series III
(Exact Name of Registrant as Specified in Charter)
82 Devonshire St., Boston, Massachusetts 02109
(Address of Principal Executive Offices)  (Zip Code)
Registrant's Telephone Number:  617-563-7000
Arthur S. Loring, Secretary
82 Devonshire Street
Boston, Massachusetts 02109
(Name and Address of Agent for Service)
It is proposed that this filing will become effective
 (  ) immediately upon filing pursuant to paragraph (b)
 (  ) on (                               ) pursuant to paragraph (b)
 (  ) 60 days after filing pursuant to paragraph (a)(i)
 (x) on (February 26, 1996) pursuant to paragraph (a)(i)
 (  ) 75 days after filing pursuant to paragraph (a)(ii)
 (  ) on (            ) pursuant to paragraph (a)(ii) of rule 485.
If appropriate, check the following box:
 ( ) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Registrant has filed a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940 and intends to file the Notice required by such Rule before January 30, 1996.



FIDELITY ADVISOR CLASS A & CLASS B PROSPECTUS

CROSS REFERENCE SHEET
FORM N-1A

ITEM NUMBER   PROSPECTUS SECTION


1            ..............................   Cover Page

2     a      ..............................   **

      b,c    ..............................   *

3     a      ..............................   **

      b      ..............................   **

      c      ..............................   Performance

      d      ..............................   Cover Page

4     a      i.............................   Charter

             ii...........................    Investment Principles and Risks; Securities and
                                              Investment Practices

      b      ..............................   Securities and Investment Practices

      c      ..............................   Who May Want to Invest; Investment Principles
                                              and Risks; Securities and Investment Practices

5     a      ..............................   *

      b      i.............................   Cover Page; FMR and Its Affiliates

             ii...........................    FMR and Its Affiliates; Charter; Breakdown of
                                              Expenses

             iii..........................    Expenses; Breakdown of Expenses

      c      ..............................   FMR and Its Affiliates

      d      ..............................   Charter; Breakdown of Expenses; Cover Page;
                                              FMR and Its Affiliates

      e      ..............................   FMR and its Affiliates; Breakdown of Expenses

      f      ..............................   Expenses

      g      ..............................   Expenses; FMR and Its Affiliates

      5A     ..............................   Charter

6     a      i.............................   Charter

             ii...........................    How to Buy Shares; How to Sell Shares; Investor
                                              Services; Transaction Details; Exchange
                                              Restrictions; Sales Charge Reductions and Waivers

             iii..........................    *

      b      .............................    FMR and Its Affiliates

      c      ..............................   Charter

      d      ..............................   Cover Page; Charter

      e      ..............................   Cover Page; How to Buy Shares; How to Sell
                                              Shares; Investor Services; Exchange Restrictions;
                                              Sales Charge Reductions and Waivers

      f, g   ..............................   Dividends, Capital Gains, and Taxes

7     a      ..............................   Charter; Cover Page

      b      ..............................   How to Buy Shares; Transaction Details

      c      ..............................   Sales Charge Reductions and Waivers

      d      ..............................   How to Buy Shares

      e      ..............................   Transaction Details; Breakdown of Expenses

      f      ..............................   Breakdown of Expenses

8            ..............................   How to Sell Shares; Investor Services; Transaction
                                              Details; Exchange Restrictions

9            ..............................   *


* Not Applicable
** To Be Filed By Amendment


FIDELITY ADVISOR FUNDS
CLASS A AND CLASS B
Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how each fund invests and the services available to shareholders.
To learn more about each fund and its investments, you can obtain a copy of the applicable fund's most recent financial report and portfolio listing or a copy of the Statement of Additional Information (SAI) dated February 26, 1996. The SAI has been filed with the Securities and Exchange Commission
(SEC) and is incorporated herein by reference (legally forms a part of the prospectus). For a free copy of either document, contact Fidelity Distributors Corporation (FDC), 82 Devonshire Street, Boston, MA 02109, or your Investment Professional.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR
OBLIGATIONS OF, OR GUARANTEED BY, ANY
DEPOSITORY INSTITUTION. SHARES ARE NOT
INSURED BY THE FDIC,        FEDERAL RESERVE
BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT
TO INVESTMENT RISK   S    , INCLUDING POSSIBLE
LOSS OF PRINCIPAL    AMOUNT INVESTED.
EMERGING MARKETS INCOME, HIGH YIELD, STRATEGIC INCOME AND HIGH INCOME MUNICIPAL MAY EACH INVEST WITHOUT LIMITATION IN LOWER-QUALITY DEBT SECURITIES, SOMETIMES CALLED "JUNK BONDS." INVESTORS SHOULD CONSIDER THAT THESE SECURITIES CARRY GREATER RISKS, SUCH AS THE RISK OF DEFAULT, THAN OTHER DEBT SECURITIES. REFER TO "INVESTMENT PRINCIPLES AND RISKS" ON PAGE FOR FURTHER INFORMATION.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES
HAVE NOT BEEN APPROVED OR DISAPPROVED
BY THE SECURITIES AND EXCHANGE
COMMISSION OR ANY STATE SECURITIES
COMMISSION, NOR HAS THE SECURITIES AND
EXCHANGE COMMISSION OR ANY STATE
SECURITIES COMMISSION PASSED UPON THE
ACCURACY OR ADEQUACY OF THIS
PROSPECTUS. ANY REPRESENTATION TO THE
CONTRARY IS A CRIMINAL OFFENSE.
ACOM-pro-296
GROWTH FUNDS:                                        Class(es)

Fidelity Advisor Overseas Fund                       A, B

   Fidelity Advisor Mid Cap Fund                     A, B

Fidelity Advisor    Equity Growth Fund               A
   (formerly Advisor Equity Portfolio Growth)

Fidelity Advisor Global Resources Fund               A, B

Fidelity Advisor Growth Opportunities                A
Fund

Fidelity Advisor Strategic Opportunities             A, B
Fund

   Fidelity Advisor Large Cap Fund                   A, B

GROWTH AND INCOME FUNDS:

Fidelity Advisor Equity Income Fund                  A, B

Fidelity Advisor Income & Growth Fund                A

TAXABLE INCOME FUNDS:

Fidelity Advisor Emerging Markets                    A, B
Income Fund

Fidelity Advisor High Yield Fund                     A, B

Fidelity Advisor Strategic Income Fund               A, B

Fidelity Advisor Government Investment               A, B
Fund

Fidelity Advisor    Intermediate Bond Fund           A, B
   (formerly Advisor Limited Term Bond Fund)

Fidelity Advisor Short Fixed-Income Fund             A

MUNICIPAL FUNDS:

Fidelity Advisor High Income Municipal               A, B
Fund

Fidelity Advisor    Intermediate Municipal           A, B
   Income Fund (formerly Advisor Limited Term
   Tax-Exempt Fund)

Fidelity Advisor    Short-Intermediate               A
   Municipal Income Fund (formerly Advisor
   Short-IntermediateTax-Exempt Fund)

STATE MUNICIPAL FUNDS:

   Fidelity Advisor California Municipal             A, B
   Income Fund

Fidelity Advisor New York    Municipal               A, B
   Income Fund (formerly Advisor New York
   Tax-Free Fund)

PROSPECTUS
FEBRUARY 26, 1996(FIDELITY_LOGO_GRAPHIC) 82 DEVONSHIRE STREET, BOSTON, MA
02109
CONTENTS



KEY FACTS                         WHO MAY WANT TO INVEST

                                  EXPENSES Each class's sales charge (load) and its yearly
                                  operating expenses.

                                  FINANCIAL HIGHLIGHTS A summary of each fund's financial
                                  data.

                                  PERFORMANCE How each fund has done over time.

THE FUNDS IN DETAIL               CHARTER How each fund is organized.

                                  INVESTMENT PRINCIPLES AND RISKS Each fund's overall
                                  approach to investing.

                                  BREAKDOWN OF EXPENSES How operating costs are calculated and what they include.

YOUR ACCOUNT                      TYPES OF ACCOUNTS Different ways to set up your
                                  account, including tax-sheltered retirement plans.

                                  HOW TO BUY SHARES Opening an account and making additional investments.

                                  HOW TO SELL SHARES Taking money out and closing your
                                  account.

                                  INVESTOR SERVICES  Services to help you manage your
                                  account.

SHAREHOLDER AND                   DIVIDENDS, CAPITAL GAINS, AND TAXES
ACCOUNT POLICIES

                                  TRANSACTION DETAILS Share price calculations and the
                                  timing of purchases and redemptions.

                                  EXCHANGE RESTRICTIONS

                                  SALES CHARGE REDUCTIONS AND WAIVERS

                                  APPENDIX A

                         45              APPENDIX B


KEY FACTS


WHO MAY WANT TO INVEST
Class A and Class B shares are offered        to investors who engage an
investment professional for investment advice.
Overseas,    Mid Cap    , Equity Growth, Global Resources, Growth
Opportunities, Strategic Opportunities,    Large Cap    , Equity Income,
Income & Growth, High Yield, Government Investment,    Intermediate
Bond    , Short Fixed-Income, High Income Municipal, and    Intermediate
Municipal Income     are diversified funds.
Emerging Markets Income, Strategic Income, Short-Intermediate    Municipal
Income    ,    California Municipal Income    , and New York    Municipal
Income     are non-diversified funds. Non-diversified funds may invest a
greater portion of their assets in securities of    individual issuers
than diversified funds. As a result, changes in the    market value     of
a single issuer could cause greater fluctuations in share value than
   would occur     in a more diversified fund.
Overseas,    Mid Cap    , Equity Growth, Global Resources, Growth
Opportunities, Strategic Opportunities,    Large Cap    , Equity Income,
and Income & Growth are designed for investors who are willing to ride out stock market fluctuations in pursuit of potentially high long-term returns.
Overseas,    Mid Cap    , Equity Growth, Global Resources, Growth
Opportunities, Strategic Opportunities and    Large Cap     are designed
for investors who want to be invested in the stock market for its long-term growth potential. These funds invest for growth and do not pursue income. Equity Income and Income & Growth are designed for those investors who seek a combination of growth and income from equity and some bond investments. Emerging Markets Income, High Yield, and Strategic Income are designed for investors who want high current income with some potential for capital growth from a portfolio of debt instruments with a focus on lower-quality debt securities and income-producing equity securities. These funds may be appropriate for long-term, aggressive investors who understand the potential risks and rewards of investing in lower-quality debt securities, including defaulted securities.
Government Investment,    Intermediate Bond    , and Short Fixed-Income are
designed for investors who seek high current income from a portfolio of investment-grade debt securities. These funds also invest consistent with consideration of capital preservation.
High Income Municipal,    Intermediate Municipal Income     and
Short-Intermediate    Municipal Income     are designed for investors in
higher tax brackets who seek high current income that is free from federal
income tax.    Intermediate Municipal Income     and Short-Intermediate
   Municipal Income     also invest consistent with consideration of
capital preservation. High Income Municipal focuses on lower-quality debt securities and may be appropriate for long-term, aggressive investors who understand the potential risks and rewards of investing in lower-quality debt securities, including defaulted securities.
   California Municipal Income is designed for investors in higher tax brackets who seek high current income that is free from federal and
California income taxes. New York Municipal Income is d    e   signed for
investors in higher tax brackets who seek high current income that is free from federal and New York State and City personal income taxes.
The value of each fund's investments and, as applicable, the income they generate, will vary from day to day, and generally reflect changes in market conditions, interest rates and other company, political, and economic news. In the short term, stock prices can fluctuate dramatically in response to these factors. The securities of small, less well-known companies may be more volatile than those of larger companies. The value of bonds fluctuates based on changes in interest rates and in the credit quality of the issuer. Over time, however, stocks, although more volatile, have shown greater growth potential than other types of securities. Investments in foreign securities may involve risks in addition to those of U.S. investments, including increased political and economic risk, as well as exposure to currency fluctuations.
The investments of Strategic Income, Government Investment,    Intermediate
Bond    , and Short Fixed-Income are also subject to prepayments, which can lower a fund's yield, particularly in periods of declining interest rates. In addition, Overseas, Global Resources, Emerging Markets Income and Strategic Income may also be appropriate for investors who want to pursue their investment goals in markets outside of the United States. By including international investments in your portfolio, you can achieve additional diversification and participate in growth opportunities around the world.
Each fund is not in itself a balanced investment plan. You should consider your investment objective and tolerance for risk when making an investment decision. When you sell your fund shares, they may be worth more or less than what you paid for them.
Each fund is composed of multiple classes of shares. Each class of a fund has a common investment objective and investment portfolio. Class A shares have a front-end sales charge, or may be subject to a contingent deferred sales charge (CDSC), and pay a distribution fee. Class B shares do not have a front-end sales charge, but do have a CDSC, and pay a distribution fee and a shareholder service fee. Institutional Class shares have no sales charge, and do not pay a distribution fee or a shareholder service fee, but are only available to certain types of investors. See "Sales Charge Reductions and Waivers," page 52, for Institutional Class eligibility information. You may obtain more information about Institutional Class shares, which are not offered through this prospectus, by calling 1-800-423-7020 or from your investment professional. Contact your investment professional to discuss which class is appropriate for you.

EXPENSES
SHAREHOLDER TRANSACTION EXPENSES are charges you pay when you buy, sell, exchange, or hold shares of a fund. Lower front-end sales charges may be available with purchases of $50,000 or more. See "Transaction Details," page , for an explanation of how and when these charges apply.
A CDSC is imposed on Class B shares only if you redeem Class B shares
within    three years of purchase for Intermediate Bond and Intermediate
Municipal Income, or within five years of purchase for all other funds    .
See "Transaction Details, " page 48, for information about the CDSC.


                                                                           Clas                Clas
                                                                           s A                 s B

   Maximum sales charge on purchases of:                                     3.50                None
   Overseas, Mid Cap, Equity Growth, Global Resources,                       %
   Growth Opportunities, Strategic Opportunities,
   Large Cap, Equity Income, and Income & Growth (the Equity Funds)
   (as a % of offering price)





   Maximum sales charge on purchases of:                                                           3.50                None
   Emerging Markets Income, High Yield, Strategic Income,                                          %
   Government Investment, California Municipal Income, New York Municipal Income, and High Income Municipal (the
   Bond Funds) (as a % of offering price)





   Maximum sales charge on purchases of:                                                          2.75                None
   Intermediate Bond and Intermediate Municipal Income (the Intermediate Term Bond Funds) (as a % of offering price)          %





   Maximum sales charge on purchases of:                                                          1.50                None
   Short-Fixed Income and Short-Intermediate Municipal Income (the Short-Term Bond Funds) (as a % of offering price)          %





   Maximum CDSC for all funds that offer Class B shares (except the Intermediate-Term Bond Funds)
(as a % of the                                                                                    None                4.00%
   lesser of                                                                                      *                   [A]
   original purchase price or redemption proceeds)






   Maximum CDSC for the Intermediate-Term Bond Funds (as a % of the lesser of original
purchase price or                                                                               None                3.00%
   redemption proceeds)                                                                         *                   [B]



   Maximum sales charge on          None                None
   reinvested distributions

   Redemption fee          None                None

   Exchange fee          None                None

   Annual account maintenance fee          $12.0                $12.0
   (for accounts under $2,500)              0                    0

   [A] DECLINES OVER 5 YEARS FROM 4.00% TO 0%.
[B] DECLINES OVER 3 YEARS FROM 3.00% TO 0%    .
   * A CONTINGENT DEFERRED SALES CHARGE OF 0.25% IS ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A SHARES THAT WERE PURCHASED WITHOUT AN INITIAL SALES CHARGE. SEE "TRANSACTION DETAILS."
 ANNUAL OPERATING EXPENSES are paid out of each fund's assets. Each fund pays a management fee to Fidelity Management & Research Company (FMR) that,
for Overseas,    Mid Cap    , Growth Opportunities, Strategic
Opportunities, and    Large Cap     varies based on performance.     Each
fund     also incurs other expenses for services such as maintaining shareholder records and furnishing shareholder statements and financial reports.
12b-1 fees for Class A and Class B include a distribution fee and, for
Class B,        a shareholder service fee. Distribution fees are paid by
each class to Fidelity Distributors Corporation (FDC) for services and expenses in connection with the distribution of the applicable class's shares. Shareholder service fees are paid by Class B to investment professionals for services and expenses incurred in connection with providing personal service and/or maintenance of Class B shareholder accounts. Long-term shareholders may pay more than the economic equivalent of the maximum sales charges permitted by the National Association of
Securities Dealers, Inc.    ,     due to 12b-1 fees.
Each class's expenses are factored into its share price or dividends and are not charged directly to shareholder accounts (see "Breakdown of Expenses" on page ).
The following are projections based on estimated or historical expenses, adjusted for current fees, of each class of each fund, and are calculated as a percentage of average net assets of the applicable class of each fund.
    A portion of the brokerage commissions that the funds paid was used to reduce other expenses. Including this reduction, total operating expenses presented in the table for Class A would have been ___% Overseas; __% (Equity Growth); ___% (Global Resources); __% (Growth Opportunities); ___% (Equity Income); and ___% (Income & Growth).
    EQUITY FUNDS
           Operating Expenses                        Class A   Class B

OVERSEAS   Management fee                            %         %

           12b-1 fee (including 0.25% Shareholder    0.50      1.00
           Service Fee for Class B shares)           %         %

           Other expenses
                                                     %         %[A]

           Total operating expenses                  %         %


MID CAP                   Management fee                            %             %

                          12b-1 fee (including 0.25% Shareholder    0.50          1.00
                          Service Fee for Class B shares)           %             %

                          Other expenses
                                                                    %[A]          %[A]

                          Total operating expenses                  %             %

EQUITY GROWTH             Management fee                            %             *

                          12b-1 fee                                 0.50          *
                                                                    %

                          Other expenses                                          *
                                                                    %

                          Total operating expenses                  %             *

GLOBAL RESOURCES          Management fee                            %               %

                          12b-1 fee (including 0.25% Shareholder    0.50          1.00
                          Service Fee for Class B shares)           %             %

                          Other expenses
                                                                    %             %[A]

                          Total operating expenses                  %             %

GROWTH OPPORTUNITIES      Management fee                            %             *

                          12b-1 fee                                 0.50          *
                                                                    %

                          Other expenses                                    %     *


                          Total operating expenses                  %             *

STRATEGIC OPPORTUNITIES   Management fee                            %             %

                          12b-1 fee (including 0.25% Shareholder    0.50          1.00
                          Service Fee for Class B shares)           %             %

                          Other expenses                                    %
                                                                    [B]           %

                          Total operating expenses                  %             %

LARGE CAP                 Management fee                            %             %

                          12b-1 fee (including 0.25% Shareholder    0.50          1.00
                          Service Fee for Class B shares)           %             %

                          Other expenses
                                                                    %[A]          %[A]

                          Total operating expenses                  %             %

EQUITY INCOME             Management fee                            %             %

                          12b-1 fee (including 0.25% Shareholder    0.50          1.00
                          Service Fee for Class B shares)           %             %

                          Other expenses
                                                                    %             %

                          Total operating expenses                  %             %

INCOME & GROWTH           Management fee                            %             *

                          12b-1 fee                                 0.50          *
                                                                    %

                          Other expenses                                   %      n/a
                                                                    [B]

                          Total operating expenses                  %             n/a


* FUND DOES NOT OFFER CLASS B SHARES
[A] Projections based on estimated expenses for first year
[B] Includes the effect of annualizing a voluntary reimbursement of fees by
FMR.
       TAXABLE INCOME FUNDS
      Operating Expenses   Class A   Class B


EMERGING MARKETS INCOME   Management fee                            %          %

                          12b-1 fee (including 0.25% Shareholder               0.90
                          Service Fee for Class B shares)           0.25       %
                                                                    %

                          Other expenses (after reimbursement)             %        %

                          Total operating expenses                  %          %

HIGH YIELD                Management fee                            %          %

                          12b-1 fee (including 0.25% Shareholder    0.25       0.90
                          Service Fee for Class B shares)           %          %

                          Other expenses                                  %
                                                                               %

                          Total operating expenses                  %          %

STRATEGIC INCOME          Management fee                            %          %

                          12b-1 fee (including 0.25% Shareholder    0.25       0.90
                          Service Fee for Class B shares)           %          %

                          Other expenses (after reimbursement)
                                                                    %          %

                          Total operating expenses                  %          %

GOVERNMENT INVESTMENT     Management fee                            %          %

                          12b-1 fee (including 0.25% Shareholder    0.25       0.90
                          Service Fee for Class B shares)           %          %

                          Other expenses (after reimbursement)
                                                                    %          %

                          Total operating expenses                  %          %

INTERMEDIATE BOND         Management fee                            %          %

                          12b-1 fee (including 0.25% Shareholder    0.25       0.90
                          Service Fee for Class B shares)           %          %

                          Other expenses (after reimbursement)                        %
                                                                    %

                          Total operating expenses                  %          %

SHORT FIXED-INCOME        Management fee                            %          *

                          12b-1 fee (Distribution fee)              0.15       *
                                                                    %

                          Other expenses                                       *
                                                                    %

                          Total operating expenses                  %          *


       MUNICIPAL FUNDS
      Operating Expenses   Class A   Class B


HIGH INCOME MUNICIPAL                 Management fee                               %         %

                                      12b-1 fee (including 0.25% Shareholder       0.25      0.90
                                      Service Fee for Class B shares)              %         %

                                      Other expenses (after reimbursement-Class          %         %
                                      B)

                                      Total operating expenses                     %         %

INTERMEDIATE MUNICIPAL INCOME         Management fee                               %         %

                                      12b-1 fee (including 0.25% Shareholder       0.25      0.90
                                      Service Fee for Class B shares)              %         %

                                      Other expenses (after reimbursement)
                                                                                   %         %

                                      Operating Expenses                           Class A   Class B

                                      Total operating expenses                     %         %

SHORT-INTERMEDIATE MUNICIPAL INCOME   Management fee                               %         *

                                      12b-1 fee  (Distribution fee)                0.15      *
                                                                                   %

                                      Other expenses (after reimbursement)                   *
                                                                                   %

                                      Total operating expenses                     %         *


       STATE MUNICIPAL FUNDS

                              Operating Expenses                        Class A    Class B

NEW YORK MUNICIPAL INCOME     Management fee                            %          %

                              12b-1 fee (including 0.25% Shareholder    0.25       0.90
                              Service Fee for Class B shares)           %          %

                              Other expenses (after reimbursement)           %             %

                              Total operating expenses                  % [A]      %[A]

CALIFORNIA MUNICIPAL INCOME   Management fee                            %              %

                              12b-1 fee  (Distribution fee)             0.25       0.90
                                                                        %[A]       %[A]

                              Other expenses (after reimbursement)
                                                                        %          %


                              Total operating expenses                  %          %


* FUND DOES NOT OFFER CLASS B SHARES
[A] PROJECTIONS ARE BASED ON ESTIMATED EXPENSES FOR FIRST YEAR.
EXPENSE TABLE EXAMPLE: You would pay the following expenses, including the maximum front-end sales charge or CDSC, as applicable, on a $1,000 investment, assuming a 5% annual return and either (1) full redemption or
(2) no redemption, at the end of each time period:
[B] AFTER REIMBURSEMENT.

       EQUITY FUNDS
                                         Examples

                                         Full Redemption              No
                                                                      Redempt
                                                                      ion

                                         Class A           Class B    Class B

OVERSEAS                  After 1 year   $                 $ [A]      $

                          After 3        $                 $ [A]      $
                          years

                          After 5        $                 n/a        n/a
                          years

                          After 10       $                  n/a       n/a
                          years[B]

MID CAP                   After 1 year   $                 $ [A]      $

                          After 3        $                 $ [A]      $
                          years

EQUITY GROWTH             After 1 year   $                 *          *

                          After 3        $                 *          *
                          years

                          After 5        $                 *          *
                          years

                          After 10       $                 *          *
                          years

GLOBAL RESOURCES          After 1 year   $                 $ [A]      $

                          After 3        $                 $ [A]      $
                          years

                          After 5        $                 n/a        n/a
                          years

                          After 10       $                 n/a        n/a
                          years[B]

                                         Examples

                                         Full Redemption              No
                                                                      Redempt
                                                                      ion

                                         Class A           Class B    Class B

GROWTH OPPORTUNITIES      After 1 year   $                 *          *

                          After 3        $                 *          *
                          years

                          After 5        $                 *          *
                          years

                          After 10       $                 *          *
                          years

STRATEGIC OPPORTUNITIES   After 1 year   $                 $[A]       $

                          After 3        $                 $[A]       $
                          years

                          After 5        $                  $[A]      $
                          years

                          After 10       $                 $          $
                          years[B]

LARGE CAP                 After 1 year   $                 $[A]       $

                          After 3        $                 $[A]       $
                          years

EQUITY INCOME             After 1 year   $                 $[A]       $

                          After 3        $                 $ [A]      $
                          years

                          After 5        $                 $ [A]      $
                          years

                          After 10       $                 $          $
                          years [B]

INCOME & GROWTH           After 1 year   $                 *          *

                          After 3        $                 *          *
                          years

                          After 5        $                 *          *
                          years

                          After 10       $                 *          *
                          years

* FUND DOES NOT OFFER CLASS B SHARES
[A] REFLECTS DEDUCTION OF APPLICABLE CDSC.
[B] REFLECTS CONVERSION TO CLASS A SHARES AFTER SIX YEARS.
       TAXABLE INCOME FUNDS
                                         Examples

                                         Full Redemption              No
                                                                      Redempt
                                                                      ion

                                         Class A           Class B    Class B

EMERGING MARKETS INCOME   After 1 year   $                 $[A]       $

                          After 3        $                 $[A]       $
                          years

                          After 5        $                 $[A]       $
                          years

                          After 10       $                 $          $
                          years[B]

HIGH YIELD                After 1 year   $                 $[A]       $

                          After 3        $                 $[A]       $
                          years

                          After 5        $                 $[A]       $
                          years

                          After 10       $                 $          $
                          years[B]

STRATEGIC INCOME        After 1 year   $   $[A]      $

                        After 3        $   $[A]      $
                        years

                        After 5        $   $[A]      $
                        years

                        After 10       $   $         $
                        years[B]

GOVERNMENT INVESTMENT   After 1 year   $   $[A]      $

                        After 3        $   $[A]      $
                        years

                        After 5        $   $[A]      $
                        years

                        After 10       $   $         $
                        years[B]

INTERMEDIATE BOND       After 1 year   $   $[A]      $

                        After 3        $   $[A]      $
                        years

                        After 5        $    $        $
                        years[C]

                        After 10       $   $         $
                        years[C]

SHORT FIXED-INCOME      After 1 year   $   *         *

                        After 3        $   *         *
                        years

                        After 5        $   *         *
                        years

                        After 10       $   *         *
                        years

* FUND DOES NOT OFFER CLASS B SHARES
[A] REFLECTS DEDUCTION OF APPLICABLE CDSC.
[B] REFLECTS CONVERSION TO CLASS A SHARES AFTER SIX YEARS.
[C] REFLECTS CONVERSION TO CLASS A SHARES AFTER FOUR YEARS.
       MUNICIPAL FUNDS
            Examples

            Full Redemption              No
                                         Redempt
                                         ion

            Class A           Class B    Class B

HIGH INCOME MUNICIPAL                 After 1 year   $    $[A]       $

                                      After 3        $   $ [A]       $
                                      years

                                      After 5        $   $[A]        $
                                      years

                                      After 10       $   $           $
                                      years[B]

INTERMEDIATE MUNICIPAL INCOME         After 1 year   $   $ [A]       $

                                      After 3        $   $ [A]       $
                                      years

                                      After 5        $   $           $
                                      years[C]

                                      After 10       $    $          $
                                      years[C]

SHORT-INTERMEDIATE MUNICIPAL INCOME   After 1 year   $   *           *

                                      After 3        $   *           *
                                      years

                                      After 5        $   *           *
                                      years

                                      After 10       $   *           *
                                      years

       STATE MUNICIPAL FUNDS
            Examples

            Full Redemption              No
                                         Redempt
                                         ion

            Class A           Class B    Class B

CALIFORNIA MUNICIPAL INCOME   After 1 year   $   $  [A]    $

                              After 3        $   $ [A]     $
                              years

NEW YORK MUNICIPAL INCOME     After 1 year   $   $ [A]     $

                              After 3        $   $ [A]     $
                              years

* FUND DOES NOT OFFER CLASS B SHARES
[A] REFLECTS DEDUCTION OF APPLICABLE CDSC.
[B] REFLECTS CONVERSION TO CLASS A SHARES AFTER SIX YEARS.
[C] REFLECTS CONVERSION TO CLASS A SHARES AFTER FOUR YEARS.

THESE EXAMPLES ILLUSTRATE THE EFFECT OF EXPENSES, BUT ARE NOT MEANT TO SUGGEST ACTUAL OR EXPECTED COSTS OR RETURNS, ALL OF WHICH MAY VARY.
FMR has voluntarily agreed to reimburse Class A and Class B of certain funds to the extent that total operating expenses as a percentage of their respective average net assets exceed the following rates:
      Class    Effectiv   Class B   Effectiv
      A        e                    e
               Date                 Date

Overseas                               2.25%   1/1/96      2.75%   10/30/95

Global Resources                       2.25%   1/1/96      2.75%   10/30/95

Income & Growth                        1.75%   1/1/96       *        *

Emerging Markets Income                1.50%   3/10/94     2.15%   1/1/96

High Yield                             1.35%   7/1/95      2.00%   1/1/96

Strategic Income                       1.35%   10/31/94    2.00%   1/1/96

Government Investment                  1.00%   7/1/95      1.65%   1/1/96

Intermediate Bond                      1.00%   7/1/95      1.65%   1/1/96

Short Fixed-Income                     1.00%   7/1/95       *        *

High Income Municipal                  1.00%   7/1/95      1.65%   1/1/96

Intermediate Municipal Income          1.00%   7/1/95      1.65%   1/1/96

Short-Intermediate Municipal Income    0.90%   7/1/95       *        *

   * FUND DOES NOT OFFER CLASS B SHARES.
If these agreements were not in effect, other expenses as a percentage of average net assets would have been the following amounts:
      Other Expenses

      Class            Class B
      A

Overseas

Global Resources

Income & Growth                                          *

Emerging Markets Income

High Yield

Strategic Income

Government Investment

                                       Other Expenses

                                       Class            Class B
                                       A

Intermediate Bond

High Income Municipal

Short Fixed-Income                                       *

Intermediate Municipal Income

Short-Intermediate Municipal Income                      *

New York Municipal Income [A]

*  Fund does not offer Class B shares
[A] Annualized
Interest, taxes, brokerage commissions, or extraordinary expenses are not included in these expense limitations.
FINANCIAL HIGHLIGHTS
The financial highlights tables that follow and each fund's financial
statements are included in each fund's Annual Report and have    been
audited by _______________ or _________ (Overseas). Their reports on the financial statements and financial highlights are included in each Annual Report. The financial statements, the financial highlights, and the reports are incorporated by reference into the funds' SAI, which may be obtained free of charge from FDC or your investment professional.
   THE FINANCIAL HIGHLIGHTS TABLES WILL BE FILED BY SUBSEQUENT
AMENDMENT.

PERFORMANCE
Mutual fund performance is commonly measured as TOTAL RETURN and/or YIELD.
   For Overseas, Global Resources, Growth Opportunities, Income & Growth, High Yield, Government Investment, Short Fixed-Income, High Income Municipal,California Municipal Income and New York Municipal Income the fiscal year runs from November 1 to October 31. For Mid Cap, Equity Growth, Large Cap, Equity Income, Intermediate Bond, Intermediate Municipal Income and Short-Intermediate Municipal Income the fiscal year runs from December 1 to November 30. For Strategic Income, Strategic Opportunities and Emerging Markets Income the fiscal year runs from January 1 to December
31. The tables below show the funds' performance history compared to a measure of inflation. Mid Cap, Large Cap, and California Municipal Income are expected to commence operations on or about February 26, 1996. For additional performance information, see Appendix B, beginning on page ___. GROWTH FUNDS - CLASS A
      Average Annual Total Return   Cumulative Total Return



                                           Past 1 year   Past 5 years   10               Past 1 year   Past 5 years   Life of fund

                                                                        Years/Life of

                                                                        fund


OVERSEAS - CLASS A [B]                     %             %              %                %             %              %


OVERSEAS - CLASS A (LOAD ADJ.) [A]         %             %              %                %             %              %


EQUITY GROWTH - CLASS A [C]                %             %              %                %             %              %


EQUITY GROWTH - CLASS A (LOAD ADJ.) [A]    %             %              %                %             %              %


GLOBAL RESOURCES - CLASS A [B]             %             %              %                %             %              %


GLOBAL RESOURCES - CLASS A (LOAD ADJ.)     %             %              %                %             %              %

[A]


GROWTH OPPORTUNITIES - CLASS A [B]         %             %              %                %             %              %


GROWTH OPPORTUNITIES - CLASS A (LOAD       %             %              %                %             %              %

ADJ.) [A]


STRATEGIC OPPORTUNITIES - CLASS A [D]      %             %              %                %             %              %


STRATEGIC OPPORTUNITIES - CLASS A (LOAD    %             %              %                %             %              %

ADJ.)[A]


EQUITY INCOME - CLASS A [C]                %             %              %                %             %              %


EQUITY INCOME - CLASS A (LOAD ADJ.)[A]     %             %              %                %             %              %


INCOME & GROWTH - CLASS A [B]              %             %              %                %             %              %


INCOME & GROWTH - CLASS A (LOAD ADJ.)[A]   %             %              %                %             %              %


Consumer Price Index                       %             %              %                %             %              %



   A LOAD-ADJUSTED RETURNS INCLUDE THE EFFECT OF PAYING A FUND'S MAXIMUM FRONT-END SALES CHARGE OR APPLICABLE CDSC.
B  FISCAL YEAR ENDED OCTOBER 31, 1995
C FISCAL YEAR ENDED NOVEMBER 30, 1995
D FISCAL YEAR ENDED DECEMBER 31, 1995
TAXABLE INCOME FUNDS - CLASS A
      Average Annual Total Return   Cumulative Total Return


                                            Past 1 year   Past 5 years   Life of fund   Past 1 year   Past 5 years   Life of fund

EMERGING MARKETS INCOME - CLASS A [D]       %             %              %              %             %              %

EMERGING MARKETS INCOME - CLASS A           %             %              %              %             %              %
(LOAD ADJ.)[A]

HIGH YIELD - CLASS A [B]                    %             %              %              %             %              %

HIGH YIELD - CLASS A (LOAD ADJ.)[A]         %             %              %              %             %              %

STRATEGIC INCOME - CLASS A [D]              %             %              %              %             %              %

STRATEGIC INCOME - CLASS A (LOAD ADJ.)[A]   %             %              %              %             %              %

GOVERNMENT INVESTMENT - CLASS A [B]         %             %              %              %             %              %

GOVERNMENT INVESTMENT - CLASS A (LOAD       %             %              %              %             %              %
ADJ.)[A]

INTERMEDIATE BOND - CLASS A [C]             %             %              %              %             %              %

INTERMEDIATE BOND - CLASS A (LOAD           %             %              %              %             %              %
ADJ.)[A]

SHORT FIXED-INCOME - CLASS A [B]            %             %              %              %             %              %

SHORT FIXED-INCOME - CLASS A (LOAD          %             %              %              %             %              %
ADJ.)[A]


   MUNICIPAL FUNDS - CLASS A
      Average Annual Total Return   Cumulative Total Return


                                         Past 1 year   Past 5 years   Life of fund   Past 1 year   Past 5 years   Life of fund

HIGH INCOME MUNICIPAL - CLASS A [B]      %             %              %              %             %              %

HIGH INCOME MUNICIPAL - CLASS A          %             %              %              %             %              %
(LOAD ADJ.)[A]

INTERMEDIATE MUNICIPAL INCOME - CLASS    %             %              %              %             %              %
A [C]

INTERMEDIATE MUNICIPAL INCOME - CLASS    %             %              %              %             %              %
A
(LOAD ADJ.)[A]

SHORT-INTERMEDIATE MUNICIPAL INCOME -    %             %              %              %             %              %
CLASS A [C]

SHORT-INTERMEDIATE MUNICIPAL INCOME -    %             %              %              %             %              %
CLASS A (LOAD ADJ.)[A]


   STATE MUNICIPAL FUNDS - CLASS A
      Average Annual Total Return   Cumulative Total Return


                                       Past 1 year   Past 5 years   Life of fund   Past 1 year   Past 5 years   Life of fund

NEW YORK MUNICIPAL INCOME - CLASS A    %             %              %              %             %              %
[B]

NEW YORK MUNICIPAL INCOME - CLASS A    %             %              %              %             %              %
(LOAD ADJ.)[A]

Consumer Price Index                   %             %              %              %             %              %


   A LOAD-ADJUSTED RETURNS INCLUDE THE EFFECT OF PAYING A FUND'S MAXIMUM FRONT-END SALES CHARGE OR APPLICABLE CDSC.
B  FISCAL YEAR ENDED OCTOBER 31, 1995
C FISCAL YEAR ENDED NOVEMBER 30, 1995
D FISCAL YEAR ENDED DECEMBER 31, 1995
GROWTH FUNDS - CLASS B
OVERSEAS - CLASS B                         %   %   %   %   %   %

OVERSEAS - CLASS B (LOAD ADJ.)[A]          %   %   %   %   %   %

GLOBAL RESOURCES - CLASS B                 %   %   %   %   %   %

GLOBAL RESOURCES - CLASS B (LOAD           %   %   %   %   %   %
ADJ.)[A]

STRATEGIC OPPORTUNITIES - CLASS B          %   %   %   %   %   %

STRATEGIC OPPORTUNITIES - CLASS B (LOAD    %   %   %   %   %   %
ADJ.)[A]

EQUITY INCOME - CLASS B                    %   %   %   %   %   %

EQUITY INCOME - CLASS B (LOAD ADJ.)[A]     %   %   %   %   %   %

   TAXABLE INCOME FUNDS - CLASS B
EMERGING MARKETS INCOME - CLASS B           %   %   %   %   %   %

EMERGING MARKETS INCOME - CLASS B (LOAD     %   %   %   %   %   %
ADJ.)[A]

HIGH YIELD - CLASS B                        %   %   %   %   %   %

HIGH YIELD - CLASS B (LOAD ADJ.)[A]         %   %   %   %   %   %

STRATEGIC INCOME - CLASS B                  %   %   %   %   %   %

STRATEGIC INCOME - CLASS B (LOAD ADJ.)[A]   %   %   %   %   %   %

GOVERNMENT INVESTMENT - CLASS B             %   %   %   %   %   %

GOVERNMENT INVESTMENT - CLASS B (LOAD       %   %   %   %   %   %
ADJ.)[A]

INTERMEDIATE BOND  - CLASS B                %   %   %   %   %   %

INTERMEDIATE BOND - CLASS B (LOAD           %   %   %   %   %   %
ADJ.)[A]

   MUNICIPAL FUNDS - CLASS B
HIGH INCOME MUNICIPAL - CLASS B          %   %   %   %   %   %

HIGH INCOME MUNICIPAL - CLASS B          %   %   %   %   %   %
(LOAD ADJ.)[A]

INTERMEDIATE MUNICIPAL INCOME - CLASS    %   %   %   %   %   %
B

INTERMEDIATE MUNICIPAL INCOME - CLASS    %   %   %   %   %   %
B
(LOAD ADJ.)[A]

   STATE MUNICIPAL FUNDS - CLASS B
NEW YORK MUNICIPAL INCOME - CLASS B    %   %   %   %   %   %

NEW YORK MUNICIPAL INCOME - CLASS B    %   %   %   %   %   %
(LOAD ADJ.)[A]

Consumer Price Index                   %   %   %   %   %   %

   A LOAD-ADJUSTED RETURNS INCLUDE THE EFFECT OF PAYING A FUND'S MAXIMUM FRONT-END SALES CHARGE OR APPLICABLE CDSC.
C FISCAL YEAR ENDED NOVEMBER 30, 1995
B  FISCAL YEAR ENDED OCTOBER 31, 1995
D FISCAL YEAR ENDED DECEMBER 31, 1995
The exclusion of any applicable sales charge from a performance calculation produces a higher return.
If FMR had not reimbursed certain fund expenses during these periods, yields and total returns would have been lower.
EXPLANATION OF TERMS
TOTAL RETURN is the change in value of an investment in a fund over a given period, assuming reinvestment of any dividends and capital gains. A CUMULATIVE TOTAL RETURN reflects actual performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.
 Average annual total returns covering periods of less than one year assume that performance will remain constant for the rest of the year.
Average annual and cumulative total returns usually will include the effect of paying the maximum applicable sales charge.
YIELD refers to the income generated by an investment in a fund over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all stock and bond funds. Because this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.
This difference may be significant for a fund whose investments are denominated in foreign currencies.
In calculating yield, a fund may from time to time use a security's coupon rate instead of its yield to maturity in order to reflect the risk premium on that security. This practice will have the effect of reducing a fund's yield.
A TAX-EQUIVALENT YIELD shows what an investor would have to earn before taxes to equal a tax-free yield.
   THE CONSUMER PRICE INDEX is a widely recognized measure of inflation calculated by the U.S. Government.
THE COMPETITIVE FUNDS AVERAGE is each fund's applicable Lipper Funds Average, which reflects the performance of mutual funds with similar objectives. Each fund's applicable average assumes reinvestment of distributions, and is published by Lipper Analytical Services, Inc.
Each class of each of    the Equity Funds     may quote its adjusted net
asset value including all distributions paid. This value may be averaged
over specified periods and may be used to calculate a    class's     moving
average.
The funds' recent strategies, performance, and holdings are detailed twice a year in financial reports, which are sent to all shareholders.
For current performance or a free annual report, please contact your investment professional.
       TOTAL RETURNS        AND YIELDS ARE BASED ON PAST RESULTS AND ARE
NOT AN INDICATION OF FUTURE PERFORMANCE.
THE FUNDS IN DETAIL


CHARTER
EACH FUND IS A MUTUAL FUND: an investment that pools shareholders' money
and invests it toward a specified goal. Equity        Growth,    Mid Cap
and Large Cap     are diversified funds of Fidelity Advisor Series I, a
Massachusetts business trust organized on June 24, 1983. Growth Opportunities, Income & Growth, High Yield, Government Investment and Short Fixed-Income are diversified funds of Fidelity Advisor Series II, a Massachusetts business trust organized on April 24, 1986. Equity Income is a diversified fund of Fidelity Advisor Series III, a Massachusetts business
trust organized on May 17, 1982.    Intermediate Bond     is a diversified
fund of Fidelity Advisor Series IV, a Massachusetts business trust
organized on May 6, 1983.    New York Municipal Income     and
   California Municipal Income      are non-diversified funds and Global
Resources and High Income Municipal are diversified funds of Fidelity Advisor Series V, a Massachusetts business trust organized on April 24,
1986.    Intermediate Municipal Income     is a diversified fund and
   Short-Intermediate Municipal Income     is a non-diversified fund of
Fidelity Advisor Series VI, a Massachusetts business trust organized on June 1, 1983. Overseas is a diversified fund of Fidelity Advisor Series VII, a Massachusetts business trust organized on March 21, 1980. Emerging Markets Income and Strategic Income are non-diversified funds and Strategic Opportunities is a diversified fund of Fidelity Advisor Series VIII, a Massachusetts business trust organized on September 23, 1983. Each trust is an open-end management investment company. There is a remote possibility that one fund might become liable for a misstatement in the prospectus about another fund.
EACH FUND IS GOVERNED BY A BOARD OF TRUSTEES which is responsible for protecting the interests of shareholders. The trustees are experienced executives who meet throughout the year to oversee the funds' activities, review contractual arrangements with companies that provide services to the funds, and review the funds' performance. The majority of trustees are not otherwise affiliated with Fidelity.
THE FUNDS MAY HOLD SPECIAL MEETINGS AND MAIL PROXY MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. The transfer agent will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. For shareholders
of Overseas,    Mid Cap    , Equity        Growth, Strategic Opportunities,
   Large Cap    , Emerging Markets Income, and Strategic Income, you are
entitled to one vote for each share you own. For shareholders of Global Resources, Growth Opportunities, Equity Income, Income & Growth, High
Yield, Government Investment,    Intermediate     Bond, Short Fixed-Income,
High Income Municipal,    Intermediate Municipal Income    ,
   Short-Intermediate Municipal Income    ,    California Municipal Income,
and New York Municipal Income     the number of votes you are entitled to
is based upon the dollar value of your investment.
Separate votes are taken by each class of shares, fund, or trust, if a matter affects just that class of shares, fund, or trust, respectively.
FMR AND ITS AFFILIATES
Fidelity Investments is one of the largest investment management organizations in the United States and has its principal business address at 82 Devonshire Street, Boston, Massachusetts 02109. It includes a number of different subsidiaries and divisions which provide a variety of financial services and products. The funds employ various Fidelity companies to perform activities required for their operation.
The funds are managed by FMR, which chooses    each fund's     investments
and handles its business affairs. FMR chooses the investments for each fund with the assistance of foreign affiliates(except Government Investment,
High Income Municipal,    Intermediate Municipal Income    ,
   Short-Intermediate Municipal Income, California Municipal Income, and
New York Municipal Income    .)
 As of __, 19_, FMR advised funds having approximately __million shareholder accounts with a total value of more than $__ billion. Affiliates assist FMR with foreign securities: Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England; Fidelity Management & Research Far East Inc. (FMR Far East), in Tokyo, Japan; Fidelity International Investment Advisors (FIIA), in Pembroke, Bermuda; Fidelity International Investment Advisors (U.K.) Limited (FIIAL U.K.), in Kent, England; and Fidelity Investment Japan Ltd. (FIJ), in Tokyo, Japan.
John H. Carlson is    lead manager of Advisor Strategic Income, which he
has managed since August 1995, and is manager of the fund's emerging market investments. Mr. Carlson is also manager of Advisor Emerging Markets
Income, which he has managed since joining Fidelity in June 1995.     Mr.
Carlson also manages New Markets Income. Previously, he was executive director of emerging markets at Lehman Brothers. From 1990 to 1992, Mr. Carlson was executive vice president of capital markets for Daiwa Securities America.
Bettina E. Doulton is    vice president     and manager of Advisor
Equity        Income, which she has managed since August 1993.  Ms. Doulton is also manager of VIP Equity-Income, which she has managed since July 1993 and Value Fund, which she has managed since March 1995. Previously, she managed Select Automotive Portfolio and assisted on Magellan(registered trademark). Ms. Doulton also served as an analyst following the domestic and European automotive and tire manufacturing industry as well as the
gaming and lodging industry.     Ms. Doulton     joined Fidelity in 1986.
Margaret L. Eagle is vice president and manager of Advisor High Yield,
which she has managed since it began in January 1987,    and has been
manager of Advisor Strategic Income's high yield investments since January
1996.  Ms. Eagle also manages several pension fund accounts    .
Previously, she managed Spartan High Income and High Income (now Capital & Income). She also managed the bond portion of Puritan(registered trademark). Ms. Eagle joined Fidelity in 1980.
Daniel R. Frank is vice president and manager of Advisor Strategic Opportunities, which he has managed since its inception in December 1983. Previously he was an assistant to Peter Lynch on Magellan(registered trademark). Mr. Frank joined Fidelity in 1979.
   Kevin Grant is vice president and manager of Advisor Intermediate Bond, which he has managed since October 1995, and has been manager of Advisor Strategic Income's domestic investment grade and U.S. Government investments since January 1996. Mr. Grant also manages Spartan Ginnie Mae, Ginnie Mae, and Mortgage Securities. Previously, he was vice president and chief strategist for mortgage-backed securities at Morgan Stanley and an investment director at Aetna Bond Investors. Mr. Grant joined Fidelity in 1993.
Robert E. Haber is vice president and manager of Advisor Income & Growth, which he has managed since January 1987. Mr. Haber also manages Balanced and co-manages Global Balanced. Previously, he managed Convertible Securities. Mr. Haber joined Fidelity in 1985.
John R. Hickling is vice president and manager of Advisor Overseas, which he has managed since February 1993. Mr. Hickling also manages Overseas and
VIP: Overseas. Previously, he managed Emerging Markets, Europe, Pacific Basin, Japan, and International Growth & Income. Mr. Hickling joined Fidelity in 1982.
Robert Ives is manager of Advisor Government Investment, which he has managed since February 1995. Mr. Ives also manages Spartan Government Income and Government Securities. Previously, he managed Ginnie Mae, Spartan Ginnie Mae and Mortgage Securities. Mr. Ives joined Fidelity in 1991, after receiving an M.B.A. from the University of Chicago.
   Jonathan Kelly has been manager of Advisor Strategic Income's foreign bond investments in developed markets since January 1996. Mr. Kelly also manages Global Bond. Previously, he managed Advisor Emerging Markets Income, and New Markets Income. Mr. Kelly joined Fidelity in 1991, after receiving his M.B.A. from the Wharton School at the University of Pennsylvania. Mr. Kelly worked in the money management field prior to business school.
Norman Lind is vice president and manager of Advisor Short-Intermediate Municipal Income, which he has managed since October 1995. Mr. Lind also manages Advisor New York Municipal Income, New York Tax-Free Insured, New York Tax-Free High Yield, Spartan New York Municipal High Yield, Spartan Intermediate Municipal, Spartan Short-Intermediate Municipal, and Spartan New York Intermediate Municipal. Previously, he served as the leader of the municipal bond research group. Mr. Lind joined Fidelity in 1986.
Malcolm W. MacNaught is vice president and manager of Advisor Global Resources, which he has managed since December 1987. Mr. MacNaught also manages Select Precious Metals and Minerals and Select American Gold. Mr. MacNaught joined Fidelity in 1968.
   John McDowell is manager of Advisor Large Cap, which he has managed since February 1995. Mr. McDowell also has been a senior vice president for Fidelity Management Trust Company and lead portfolio manager for Fidelity Earnings Growth discipline accounts since 1990. Mr. McDowell joined Fidelity in 1985.
Charles Morrison is manager of Advisor Short Fixed-Income, which he has managed since February 1995. He also manages Spartan Short-Term Income and Short-Term Bond. Mr. Morrison is vice president of Fidelity Management Trust Company. He joined Fidelity in 1987.
David Murphy is manager of Advisor    Intermediate Municipal Income    ,
which he has managed since March 1995. Mr. Murphy also manages    High
Yield Tax-Free, Spartan Municipal Income    , and Limited Term Municipals.
Previously, he managed Advisor    Short-Intermediate Municipal Income,
Spartan Short-Intermediate Municipal, Spartan Intermediate Municipal, Spartan New Jersey Municipal High-Yield, and Spartan New York Intermediate
Municipal.      Mr. Murphy joined Fidelity in 1989.
   Jonathan Short is manager of Advisor California Municipal Income, which he has managed since February 1996. Mr. Short also manages Minnesota Tax-Free, Spartan Arizona Municipal Income, California Tax-Free High Yield, California Tax-Free Insured, Spartan California Municipal High Yield, and Spartan California Intermediate Municipal. Previously, he was a municipal bond analyst. Mr. Short joined Fidelity in 1990, after receiving his M.B.A. from the Massachusetts Institute of Technology.
Tanya M. Roy is manager of Advisor High Income Municipal, which she has managed since August 1995. Ms. Roy also manages Aggressive Tax-Free and Spartan Aggressive Municipal. Previously, she managed Municipal Bond and
was a municipal bond analyst.  Ms. Roy joined Fidelity in 1989    .
Robert E. Stansky is vice president and manager of Advisor Equity Growth, which he has managed since April 1987. Mr. Stansky also manages Growth Company. Previously, he managed Emerging Growth and Select Defense and Aerospace. Mr. Stansky joined Fidelity in 1983.
   Jennifer F. Uhrig is manager of Advisor Mid Cap, which she has managed since February 1995. Ms. Uhrig also manages Mid Cap Stick. Previously, she managed Select Retail, Select Developing Communication, and Select
Telecommunications.  Ms. Uhrig joined Fidelity in 1987    .
George A. Vanderheiden is vice president and manager of Advisor Growth Opportunities, which he has managed since November 1987. Mr. Vanderheiden also manages Destiny I and Destiny II. He is a managing director of FMR Corp. and leader of the growth group. Mr. Vanderheiden joined Fidelity in 1971.
Fidelity investment personnel may invest in securities for their own account pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.
FDC distributes and markets Fidelity's funds and services. Fidelity Investments Institutional Operations Company (FIIOC) performs certain transfer agent servicing functions for Class A and Class B shares of each fund.
FMR Corp. is the ultimate parent company of FMR, FMR Texas, FMR U.K., and
FMR Far East.     Members of the Edward C. Johnson 3d family are the
predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the Investment Company Act of 1940 (the 1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.
Fidelity International Limited (FIL), is the parent company of FIIA, FIJ, and FIIAL U.K.. The Johnson family group also owns, directly or indirectly, more than 25% of the voting common stock of FIL.
UMB Bank, n.a. (UMB) is the transfer agent for High Income Municipal,
   Intermediate Municipal Income, Short-Intermediate Municipal Income,
California Municipal Income and New York Municipal Income    , although it
employs     FIIOC     to perform these functions for both Class A and Class
B of each fund.         UMB is located at 1010 Grand Avenue, Kansas City,
Missouri 64106.
A broker-dealer may use a portion of the commissions paid by Overseas, Equity Growth, Global Resources, Growth Opportunities, Strategic Opportunities, Equity Income, Income & Growth and High Yield to reduce custodian or transfer agent fees for those funds. FMR may use its broker-dealer affiliates and other firms that sell fund shares to carry out a fund's transactions, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers. INVESTMENT PRINCIPLES AND RISKS
The value of each fund's domestic and foreign investments varies in response to many factors. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions.
The value of bonds fluctuates based on changes in interest rates, market conditions, other economic and political news, and on their quality and maturity. In general, bond prices rise when interest rates fall, and vice versa. This effect is usually more pronounced for longer-term securities. Lower-quality securities offer higher yields, but also carry more risk.
   The total return from a bond is a combination of income and price gains or losses. While income is the most important component of bond returns over time, a fund's emphasis on income does not mean that the fund invests only in the highest-yielding bonds available, or that it can avoid risks to principal. In selecting investments for each fund, FMR considers a bond's income potential together with its potential for price gains or losses.
FMR focuses on assembling a portfolio of income-producing securities that it believes will provide the best tradeoff between risk and return within the range of securities that are eligible investments for a fund. International funds have increased economic and political risks as they are exposed to events and factors in the various world markets. This is especially true for funds that invest in emerging markets. Also, because many of the funds' investments are denominated in foreign currencies, changes in the value of foreign currencies can significantly affect a fund's share price. FMR may use a variety of investment techniques to either increase or decrease a fund's investment exposure to any currency.
FMR may use various investment techniques to hedge a portion of the funds' risks, but there is no guarantee that these strategies will work as FMR
intends.   When you sell your shares, they may be worth more or less than what you paid for them.
If you are subject to the federal alternative minimum tax, you should note
that each of High Income Municipal,    Intermediate Municipal Income,
Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income may invest up to 100% of its assets in municipal
securities issued to finance private activities.     The interest from
these investments is a tax-preference item for purposes of the tax. OVERSEAS FUND seeks growth of capital primarily through investments in foreign securities.
The fund defines foreign securities as securities of issuers whose principal activities are outside of the United States. The fund currently intends to invest at least 65% of its total assets in securities of issuers from at least three different countries outside of North America (the United States, Canada, Mexico and Central America). There is no limit on investments in any one region, country, or currency, although the fund normally invests in at least three different countries. The fund expects to invest most of its assets in securities of issuers located in developed countries in these general geographic areas: the Americas (other than the United States), the Far East and Pacific Basin, and Western Europe.
The fund may invest in many types of issuers, including companies and other business organizations as well as governments and their agencies. The fund expects that equity securities (including shares of closed-end investment companies and depositary receipts) will account for the majority of its investments. Although the majority of the fund's investments are expected to be in equity securities, the fund may also purchase debt securities, including lower-quality, higher yielding securities. FMR will not emphasize income in choosing investments unless FMR believes the income will contribute to the securities' growth potential. FMR may also invest a portion of the fund's assets in high-quality, short-term debt securities, bank deposits and money market instruments (including repurchase agreements) denominated in U.S. dollars or foreign currencies.
FMR determines where an issuer is located by looking at such factors as its country of organization, the primary trading market for its securities, and the location of its assets, personnel, sales, and earnings. When allocating the fund's investments among countries and regions, FMR considers such factors as the potential for economic growth, expected levels of inflation, governmental policies and the outlook for currency relationships. Although the fund may invest significantly in the United States, the fund currently intends to be as fully invested in non-U.S. issuers as is practicable in light of the fund's cash flow and cash needs.
       MID CAP FUND    seeks long-term growth of capital.
The fund seeks long-term growth of capital by investing primarily in equity securities of companies with medium market capitalizations. FMR normally invests at least 65% of the fund's total assets in these securities. The fund has the flexibility, however, to invest the balance in other market capitalizations and security types.
Medium market capitalization companies are those whose market capitalization falls within the capitalization range of the S&P MidCap 400 at the time of the fund's investment. The S&P MidCap 400 Index is an unmanaged index of medium-capitalization stocks. Companies whose capitalization falls outside this range after purchase continue to be considered medium-capitalized for purposes of the 65% policy. As of August 31, 1995, the S&P MidCap 400 included companies with capitalizations of between $72 million and 6.5 billion.
Investing in medium capitalization stocks may involve greater risk than investing in large capitalization stocks, since they can be subject to more abrupt or erratic movements. However, they tend to involve less risk than stocks of small capitalization companies.
EQUITY        GROWTH seeks to achieve capital appreciation by investing
primarily in common and preferred stock and securities convertible into the common stock of companies with above-average growth characteristics.
The fund, under normal conditions, will invest at least 65% of its total assets in common and preferred stock. The fund looks for domestic and foreign companies with above-average growth characteristics compared to the
average of the companies included in the    Standard & Poor's Composite
Index of 500 Shares (S&P 500).  The S&P 500 is a registered trademark of
Standard & Poor's Corporation.      Growth may be measured by factors such
as earnings or gross sales. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities. As a general rule, these companies may include smaller, less well-known companies, and companies whose stocks have higher than average price/earnings (P/E) ratios. The market prices of these stocks may be particularly sensitive to economic, market, or company news. FMR may also pursue growth in larger or revitalized companies or companies that hold a strong position in the market. These growth characteristics may be found in mature or declining industries.
GLOBAL RESOURCES FUND seeks long-term growth of capital and protection of the purchasing power of shareholders' capital by investing primarily in securities of foreign and domestic companies that own or develop natural resources, or supply goods and services to such companies, or in physical commodities.
The fund, under normal conditions, will invest at least 65% of its total assets in securities of foreign and domestic companies that own or develop natural resources, or supply goods and services to such companies, or in physical commodities. FMR will seek securities whose prices directly reflect positive changes in the value of an underlying natural resource or whose issuers will benefit from particular phases in the overall economic cycle. Accordingly, the fund may shift its emphasis from one natural resource industry to another depending upon prevailing trends or developments. The fund may also invest in securities of companies in other industries, and in corporate and governmental debt securities of all types. The fund expects to invest a majority of its assets in the securities of companies that have their principal business activities in at least three different countries (including the United States).
A company will be deemed to have substantial ownership of, or activities in natural resources if, at the time those company's securities are acquired, at least 50% of the company's assets are involved, either directly or through subsidiaries, in exploring, mining, refining, processing, transporting, fabricating, dealing in, or owning natural resources. Natural resources include precious metals (e.g., gold, platinum and silver), ferrous and nonferrous metals (e.g., iron, aluminum and copper), strategic metals (e.g., uranium and titanium), hydrocarbons (e.g., coal, oil and natural gases), chemicals, forest products, real estate, food products and other basic commodities.
Although the fund is authorized to invest up to 50% of its assets in physical commodities, it currently intends to invest no more than 25% of its total assets in them, and intends to limit its physical commodity investments to readily marketable precious metals. Precious metals, at times, have been subject to substantial price fluctuations over short periods of time and may be affected by unpredictable international monetary and political policies such as currency devaluations or revaluations, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries.
GROWTH OPPORTUNITIES FUND seeks to provide capital growth by investing primarily in common stocks and securities convertible into common stocks. The fund, under normal conditions, will invest at least 65% of its total assets in securities of companies that FMR believes have long-term growth potential. Although the fund invests primarily in common stock and securities convertible into common stock, it has the ability to purchase other securities, such as preferred stock and bonds, that may produce capital growth. The fund may invest in foreign securities without limitation.
STRATEGIC OPPORTUNITIES FUND seeks capital appreciation by investing primarily in securities of companies believed by FMR to involve a "special situation."
The fund, under normal conditions, will invest at least 65% of its total assets in companies involving a special situation. The term "special situation" refers to FMR's identification of an unusual, and possibly non-repetitive, development taking place in a company or a group of companies in an industry.
 A special situation may involve one or more of the following characteristics:
(small solid bullet) A technological advance or discovery, the offering of a new or unique product or service, or changes in consumer demand or consumption forecasts.
(small solid bullet) Changes in the competitive outlook or growth potential of an industry or a company within an industry, including changes in the scope or nature of foreign competition or the development of an emerging industry.
(small solid bullet) New or changed management, or material changes in management policies or corporate structure.
(small solid bullet) Significant economic or political occurrences abroad, including changes in foreign or domestic import and tax laws or other regulations.
(small solid bullet) Other events, including natural disasters, favorable litigation settlements, or a major change in demographic patterns.
"Special situations" often involve breaks with past experience. They can be relatively aggressive investments. In seeking capital appreciation, the fund also may invest in securities of companies not involving a special situation, but which are companies with valuable fixed assets and whose securities are believed by FMR to be undervalued in relation to the companies' assets, earnings, or growth potential. FMR intends to invest primarily in common stocks and securities that are convertible into common stocks; however, it also may invest in debt securities of all types and quality if FMR believes that investing in these securities will result in capital appreciation. The fund may invest up to 30% of its assets in foreign investments.
       LARGE CAP FUND    seeks long term growth of capital.
The fund seeks long-term growth of capital by investing primarily in equity securities of companies with large market capitalizations. FMR normally invests at least 65% of the fund's total assets in these securities. The fund has the flexibility, however, to invest the balance in other market capitalizations and security types.
FMR defines large market capitalization companies as those with market capitalizations of $1 billion or more at the time of the fund's investment. Companies whose capitalization falls below this level after purchase continue to be considered large-capitalized for purposes of the 65% policy. Companies with large market capitalizations typically have a large number of publicly held shares and a high trading volume, resulting in a high degree of liquidity. These tend to be quality companies with strong management organizations. However, large capitalization companies may have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.
EQUITY INCOME    FUND     seeks a yield from dividend and interest income
which exceeds the composite dividend yield on securities comprising the S&P
500. In addition, consistent with the primary objective of obtaining dividend and interest income, the fund will consider the potential for achieving capital appreciation.
The fund, under normal conditions, will invest at least 65% of its total assets in income-producing equity securities. For purposes of this policy, equity securities are defined as common and preferred stocks. The balance of the fund's assets will tend to be invested in debt securities, a high percentage of which are expected to be convertible into common stocks. The fund does not intend to invest in securities of issuers without proven earnings and/or credit histories. Because the fund invests for income, as well as capital appreciation, investors should not expect capital appreciation comparable with funds which seek only capital appreciation. The yield on the fund's assets generally will increase or decrease from year to year in accordance with market conditions and in relation to the changes in yields of the stocks included in the S&P 500.
INCOME & GROWTH FUND seeks both income and growth of capital by investing in a diversified portfolio of equity and fixed-income securities with income, growth of income and capital appreciation potential.
The fund invests in equity securities, convertible securities, common and preferred stocks, and fixed-income securities that provide income or opportunities for capital growth. The fund may buy securities that are not currently paying income but offer prospects for future income. The fund may invest in securities of foreign issuers. In selecting investments for the fund, FMR will consider such factors as the issuer's financial strength, its outlook for increased dividend or interest payments, and the potential for capital gains.
EMERGING MARKETS INCOME FUND seeks a high level of current income by investing primarily in debt securities and other instruments of issuers in emerging markets. As a secondary objective, the fund seeks capital appreciation.
The fund, under normal conditions, will invest at least 65% of its total assets in debt securities and other instruments of issuers in emerging markets. Countries with emerging markets include countries (i) that have an emerging stock market, as defined by the International Finance Corporation,
(ii) with low-to middle-income economies, according to the World Bank, or
(iii) that are listed in World Bank publications as "developing."
The fund emphasizes countries with relatively low gross national product per capita compared to the world's major economies, and with the potential for rapid economic growth. FMR expects that emerging market opportunities will be found mainly in Latin America, Asia, Africa, and emerging European nations. FMR determines where an issuer is located by looking at such factors as its country of organization, the primary trading market for its securities, and the location of its assets, personnel, sales, and earnings. There is no limit on investments in any one region, country, or currency, although the fund normally invests in at least three different countries. The fund may also invest a portion of its assets in common and preferred stocks of emerging markets issuers, debt securities of non-emerging market foreign issuers, and lower-quality debt securities of U.S. issuers. FMR does not currently anticipate that these investments will exceed approximately 20% of the fund's total assets. The fund may invest in securities of any maturity. In addition, for cash management purposes, the fund will ordinarily invest a portion of its assets in high-quality, short-term debt securities and money market instruments, including repurchase agreements and bank deposits denominated in U.S. or foreign currencies.
HIGH YIELD FUND seeks a combination of a high level of income and the potential for capital gains by investing in a diversified portfolio consisting primarily of high-yielding, fixed-income and zero coupon securities, such as bonds, debentures and notes, convertible securities and preferred stocks.
The fund, under normal conditions, will invest at least 65% of its total assets in income producing debt securities and preferred stocks, including convertible and zero coupon securities. The fund may also invest in securities issued or guaranteed by the U.S. Government, any state or any of their respective subdivisions, agencies or instrumentalities, and securities of foreign issuers, including securities of foreign governments. The fund may invest up to 35% of its total assets in equity securities, including common stocks, warrants and rights.
STRATEGIC INCOME FUND seeks a high level of current income by investing primarily in debt securities. The fund may also seek capital appreciation.
   The fund invests primarily in fixed-income securities, allocated among four general investment categories: high yield securities, investment grade securities, emerging market securities, and international securities. The fund's neutral mix, or the benchmark for its combination of investments in each category over time, is approximately 40% high yield, 30% investment-grade, 15% emerging market and 15% international.
FMR regularly reviews the fund's allocation and makes changes gradually over time to favor investments that it believes provide the most favorable outlook for achieving the fund's objective. In normal market environments, FMR expects the fund's asset allocation to approximate the neutral mix within a range of plus or minus 10% of assets per category. There are no absolute limits on the percent of assets invested in each category, however, and FMR reserves the right to change the neutral mix from time to time.
The HIGH YIELD category includes high-yielding, lower-quality debt securities consisting mainly of U.S. securities of a quality grade lower than BBB. The INVESTMENT-GRADE category includes mortgage securities, U.S. government securities, government agency securities and other U.S. dollar-denominated securities of investment-grade quality. The EMERGING MARKET category includes corporate and governmental debt securities of issuers located in emerging markets. The INTERNATIONAL category includes corporate and governmental debt securities of issuers located in developed foreign markets. These investment categories are only general guidelines, and FMR may use its judgment as to which category an investment falls within. The fund may also make investments that do not fall within these categories.
By allocating its investments across different types of fixed-income securities, the fund attempts to moderate the significant risks of each investment category through diversification. Diversification, when successful, can mean higher returns with decreased volatility. However, each of the fund's four investment categories may experience periods of volatile returns, and it is possible for all investment categories to decline at the same time.
GOVERNMENT INVESTMENT FUND seeks a high level of current income by investing primarily in obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities.
The fund, under normal circumstances, will invest at least 65% of its total assets in government securities. The fund considers "government securities" to include those which are subject to repurchase agreements. The fund invests primarily in obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, including U.S. Treasury bonds, notes and bills, Government National Mortgage Association mortgage-backed pass-through certificates (Ginnie Maes) and mortgage-backed securities issued by the Federal National Mortgage Association (Fannie
Maes) or the Federal Home Loan Mortgage Corporation (Freddie Macs). These securities may or may not be fully backed by the U.S. Government. In seeking current income, the fund also may consider the potential for capital gain.
   Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to government bonds with maturities between five and twelve years. As of the fiscal year ended October 31, 1995, the fund's dollar-weighted average maturity was ___ years.
INTERMEDIATE BOND FUND     seeks to provide a high rate of income through
investment primarily in investment-grade fixed-income obligations.
The fund invests primarily in fixed-income obligations of all types. The fund may invest in domestic and foreign investment grade securities. When consistent with its primary objective, the fund may also seek capital appreciation.
   Although the fund can invest in securities of any maturity, the fund maintains a dollar-weighted average maturity of between three and ten years under normal conditions. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated final maturity. As of the fiscal year ended November 30, 1995, the fund's dollar-weighted average maturity was ___ years.
SHORT FIXED-INCOME FUND seeks to obtain a high level of current income, consistent with the preservation of capital, by investing primarily in a broad range of investment-grade fixed-income securities. Where appropriate the fund will take advantage of opportunities to realize capital appreciation.
The fund, under normal conditions, will invest at least 65% of its total assets in fixed-income securities of all types which may include convertible and zero coupon securities. The fund may invest a portion of its assets in securities issued by foreign companies and foreign governments.
Although the fund can invest in securities of any maturity, the fund maintains a dollar-weighted average maturity of three years or less under normal conditions. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter
than its stated final maturity.     As of the fiscal year ended October 31,
1995, the fund's dollar-weighted average maturity was ___ years.
HIGH INCOME MUNICIPAL FUND seeks to provide a high current yield by investing in a diversified portfolio of municipal obligations whose interest is not included in gross income for purposes of calculating federal income tax.
The fund normally invests so that at least 80% of its net assets is invested in municipal obligations whose interest is free from federal income tax. The fund may invest in medium- and lower-quality municipal obligations. The fund may invest more than 25% of its total assets in securities whose revenue sources are from similar types of projects (e.g., education, electric utilities, health care, housing, transportation, or water, sewer and gas utilities) or whose issuers share the same geographic location. The fund may invest up to 100% of its assets in municipal obligations subject to the federal alternative minimum tax.
The fund may purchase long-term municipals with maturities of 20 years or more, which generally produce higher yields than short-term municipals. The fund also may purchase short-term municipal obligations in order to provide
for short-term capital needs.    Although the fund can invest in securities
of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to municipal bonds of comparable quality with maturities between 15 and 20 years. As of the fiscal year ended October 31, 1995, the fund's dollar-weighted average maturity was ___ years.
INTERMEDIATE MUNICIPAL INCOME FUND seeks the highest level of income exempt from federal taxes that can be obtained consistent with the preservation of capital.
The fund normally will invest at least 80% of its net assets in securities
whose interest is free from federal    income     tax. The fund invests in
municipal obligations rated investment grade or higher. The fund may also invest more than 25% of its total assets in securities whose revenue sources are from similar types of projects (e.g., education, electric utilities, health care, housing, transportation or water, sewer, and gas utilities) or whose issuers share the same geographic location. The fund
may, under normal conditions, invest    up to 100%     of its assets in
municipal securities subject to the federal alternative minimum tax.
   Although the fund can invest in securities of any maturity, the fund maintains a dollar-weighted average maturity of between three and ten years under normal conditions. FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to municipal bonds with maturities between seven and ten years. As of the fiscal year ended November 30, 1995, the fund's dollar-weighted average maturity was ___ years.
SHORT-INTERMEDIATE MUNICIPAL INCOME FUND seeks as high a level of current income, exempt from federal income tax, as is consistent with preservation of capital.
The fund invests primarily in municipal securities. The fund normally will invest at least 80% of its net assets in securities whose interest is free
from federal income tax.    The fund may, under normal circumstances,
invest up to 100% of its assets in municipal securities subject to the
federal alternative minimum tax.     The fund may invest any portion of its
assets in industrial revenue bonds (IRBs) backed by private issuers, and may invest up to 25% of its total assets in IRBs related to a single industry. The fund may also invest 25% or more of its total assets in securities whose revenue sources are from similar types of projects (e.g., education, electric utilities, health care, housing, transportation, or water, sewer and gas utilities) or whose issuers share the same geographic location.
   Although the fund can invest in securities of any maturity, the fund maintains a dollar-weighted average maturity of between two and five years
under normal conditions.   As of  the fiscal year ended November 30, 1995,
the fund's dollar-weighted average maturity was ___ years.
    CALIFORNIA MUNICIPAL INCOME FUND    seeks a high level of current
income free from federal income tax and California state income tax by investing primarily in municipal securities.
The fund normally invests at least 80% of its net assets in securities whose interest is free from federal and California income taxes. The fund invests in municipal securities of investment grade quality. The fund may, under normal conditions, invest up to 100% of its assets in municipal securities subject to the federal alternative minimum tax.
Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to municipal bonds with maturities between eight and eighteen years.
The performance of California Municipal Income is closely tied to the economic and political conditions within the state of California, which has been in a recession since 1990. In recent years California experienced substantial financial difficulties related to the severe recession from 1990-93, which caused substantial, broad-based shortfalls. State cutbacks of local assistance could adversely affect the financial condition of cities, counties and education districts facing a fall in their own tax collections. California's long-term credit rating has been reduced in the past several years. California voters in the past have passed amendments to the California Constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives could result in adverse consequences affecting California municipal bonds.
On December 6, 1994, Orange County (the County) and its pooled investment funds (the Pools) filed for protection under Chapter 9 of the Federal Bankruptcy Law, as a result of investment losses in the Pools. The losses have been estimated by the County at 22%, or approximately $1.7 billion. Over 180 government agencies, most but not all located in the County, had investments in the Pools. The County and some of the agencies participating in the Pools have defaulted on certain of their obligations because of the bankruptcy, and others may in the future. These factors could reduce the credit standing of certain issuers of California municipal bonds.
    NEW YORK MUNICIPAL INCOME FUND    seeks a high level of current income
free from federal income tax and New York State and City personal income taxes by investing primarily in municipal securities.
The fund normally invests at least 80% of its net assets in securities whose interest is free from federal and New York State and City personal income taxes. The fund invests in municipal securities of investment grade quality. The fund may, under normal conditions, invest up to 100% of its assets in municipal securities subject to the federal alternative minimum tax.
Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to municipal bonds with maturities between eight and eighteen years. As of the fiscal year ended October 31, 1995, the fund's dollar-weighted average maturity was ___ years.
The performance of New York Municipal Income Fund is affected by the economic and political conditions within the state of New York. Both New York City and State have recently experienced significant financial difficulty, and both the City's and the State's credit ratings are among the lowest in the country.
TEMPORARY DEFENSIVE POLICIES. FMR normally invests each fund's assets according to its investment strategy.
Each of the    Equity Funds     and High Yield reserves the right to invest
without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.
Each of Emerging Markets Income, Strategic Income, Government Investment,
   Intermediate Bond,     and    Short Fixed-Income     reserves the right
to invest without limitation in investment-grade money market or short-term debt instruments for temporary, defensive purposes.
High Income Municipal,    Intermediate Municipal Income    , and
   Short-Intermediate Municipal Income     do not expect to invest in
federally taxable obligations.     California Municipal Income and New York
Municipal Income do not expect to invest in federally or state taxable
obligations.     Each of High Income Municipal,    Intermediate Municipal
Income, Short-Intermediate Municipal Income, California Municipal Income,
and New York Municipal Income,     however, reserves the right to invest
without limitation in short-term instruments, to hold a substantial amount of uninvested cash, or to invest more than normally permitted in taxable obligations for temporary, defensive purposes.
SECURITIES AND INVESTMENT PRACTICES
The following pages contain more detailed information about types of
instruments in which a fund may invest,        strategies FMR may employ in
pursuit of a fund's investment objective,    and a summary of related
risks. Any restrictions listed supplement those discussed earlier in this
section.     A complete listing of each fund's limitations and more
detailed information about each fund's investments are contained in the fund's SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.
FMR may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with a fund's investment objective and policies and that doing so will help a fund achieve its
goal    . Current holdings and recent investment strategies are described in each fund's financial reports, which are sent to shareholders twice a year. For a free SAI or financial report, call your investment professional.
EQUITY SECURITIES may include common stocks, preferred stocks, convertible securities, and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Smaller companies are especially sensitive to these factors.
 RESTRICTIONS: With respect to 75% of its total assets, each of Overseas,
   Mid Cap    , Global Resources, Growth Opportunities,    Large Cap    ,
Equity Income, Income & Growth, High Yield, Government Investment,
   Intermediate Bond    , Short Fixed-Income, High Income Mu   nicipal, and
Intermediate Municipal Income     may not purchase more than 10% of the
outstanding voting securities of a single issuer.
With respect to 100% of its assets, each of Equity        Growth, and
Strategic Opportunities may not purchase more than 10% of the outstanding voting securities of a single issuer.
DEBT SECURITIES. Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. In general, bond prices rise when interest rates fall, and vice versa. Debt securities, loans, and other direct debt have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds.
Taxable lower-quality debt securities (sometimes called "junk bonds"), and tax-exempt lower-quality debt securities (sometimes called "municipal junk bonds") often have speculative characteristics, and involve greater risk of default or price changes due to changes in the issuer's creditworthiness, or they may already be in default. The market prices of these securities may fluctuate more than higher-quality securities and may decline significantly in periods of general or regional economic difficulty.
The table on the following page provides a summary of ratings assigned to debt holdings (not including money market instruments) in the funds' portfolios. These figures are dollar-weighted averages of month-end portfolio holdings during the fiscal year ended 1995, and are presented as a percentage of total security investments. These percentages are historical and do not necessarily indicate a fund's current or future debt holdings.
RESTRICTIONS: For all funds, except Short-Intermediate Municipal Income, purchase of a debt security is consistent with a fund's debt quality policy if it is rated at or above the stated level by Moody's or rated in the equivalent categories by S&P, or is unrated but judged to be of equivalent quality by FMR.
   California Municipal Income and New York Municipal Income currently intend to limit their investments in debt securities to those of Baa-quality and above.
Intermediate Bond     currently intends to limit its investments in debt
securities to those of Baa-quality and above, and currently intends to limit its investments in debt securities rated Baa to 5% of its assets. Short Fixed-Income currently intends to limit its investments in lower than Baa-quality debt securities to less than 35% of its assets and currently intends to limit its investments in debt securities to B-quality and above. Global Resources currently intends to limit its investments in lower than Baa-quality debt securities to less than 35% of its assets and currently intends to limit its investments in debt securities to Caa-quality and above.
FISCAL YEAR ENDED 1995 DEBT HOLDINGS, BY RATING
 (AS A % OF INVESTMENTS IN EACH RATING CATEGORY) (AS A % OF INVESTMENTS IN EACH RATING CATEGORY)
 INVESTMENT GRADE*  LOWER QUALITY*
   STANDARD & POOR'S CORPORATION      AAA   , AA, A      BBB BB B CCC CC,C
D    NR
EQUITY     FUNDS:
Overseas .
Equity Growth
Global Resources
   Growth Opportunities

    Strategic Opportunities
Equity Income    .

Income & Growth
TAXABLE     INCOME FUNDS:
Emerging Markets Income
High Yield
   Strategic Income

    Government Investment
Intermediate    Bond
Short Fixed-Income
MUNICIPAL FUNDS:
High Income Municipal
Intermediate Municipal Income
Short Intermediate Municipal Income
MOODY'S INVESTORS SERVICE, INC.         Aaa   , Aa, A      Baa Ba B Caa Ca
C
EQUITY FUNDS:
Overseas
Equity Growth
Global Resources
   Growth Opportunities

    Strategic Opportunities
Equity Income

Income & Growth
TAXABLE     INCOME FUNDS:
Emerging Markets Income
High Yield
   Strategic Income

    Government Investment
Intermediate    Bond
Short Fixed-Income
MUNICIPAL FUNDS:
High Income Municipal
Intermediate Municipal Income
Short Intermediate Municipal Income
  (AS A % OF INVESTMENTS)
     Emerging    High Short-Inter
mediate
SECURITIES NOT RATED BY Strategic Equity Income Markets High Strategic Short Income Municipal
MOODY'S OR S&P    (dagger)     Overseas Opportunities Income & Growth
Income Yield Income Fixed-Income Municipal Income
Investment Grade (double dagger)
Lower Quality(double dagger)
Total
* FOR SOME FOREIGN GOVERNMENT OBLIGATIONS, FMR ASSIGNS THE RATINGS OF THE SOVEREIGN CREDIT OF THE ISSUING GOVERNMENT.
   (dagger) THE DOLLAR-WEIGHTED AVERAGE PERCENTAGES REFLECTED IN THIS TABLE
MAY INCLUDE SECURITIES     RATED BY OTHER NATIONALLY
RECOGNIZED RATING SERVICES, AS WELL AS UNRATED SECURITIES.
(double dagger) AS DETERMINED BY FMR

Each of  Overseas,    Mid Cap    , Equity        Growth, Growth
Opportunities, Strategic Opportunities,    Large Cap    , Equity Income,
and Income & Growth currently intends to limit its investments in lower than Baa-quality debt securities to less than 35% of its assets.
Government Investment currently intends to limit its investments in debt securities to A-quality and above.
   Intermediate Municipal Income     currently intends to limit its
investments in debt securities to those of Baa-quality and above, and currently intends to limit its investments in debt securities rated Baa to 25% of its assets.
Purchase of a debt security is consistent with    Short-Intermediate
Municipal Income's     debt quality policy if, with respect to 60% of its
assets, it is judged by FMR to be of equivalent quality to debt securities rated A or better by Moody's or S&P. The fund currently intends to limit its investments in debt securities rated below Baa by Moody's or BBB by S&P, or unrated debt securities judged by FMR to be of equivalent quality, to 5% of its assets. The fund currently intends to limit its investments in debt securities to Ba-quality and above.
MONEY MARKET INSTRUMENTS are high-quality instruments that present minimal credit risk. They may include U.S. Government obligations, commercial paper and other short-term corporate obligations, and certificates of deposit, bankers' acceptances, bank deposits, and other financial institution obligations. These instruments may carry fixed or variable interest rates. U.S. GOVERNMENT SECURITIES are high-quality debt securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government securities are backed by the full faith and credit of the United States. For example, securities issued by the Federal Farm Credit Bank or by the Federal National Mortgage Association are supported by the instrumentality's right to borrow money from the U.S. Treasury under certain circumstances. However, securities issued by the Financing Corporation are supported only by the credit of the entity that issued them.
MUNICIPAL SECURITIES are issued to raise money for a variety of public purposes, including general financing for state and local governments, or financing for specific projects or public facilities. They may be issued in anticipation of future revenues, and may be backed by the full taxing power of a municipality, the revenues from a specific project, or the credit of a
private organization.         The value of some or all municipal securities
may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders. A fund may own a municipal security directly or through a participation interest.
       CREDIT SUPPORT.    Issuers may employ various forms of credit
enhancement, including letters of credit, guarantees, or insurance from a bank, insurance company, or other entity. These arrangements expose the fund to the credit risk of the entity. In the case of foreign entities, extensive public information about the entity may not be available and the entity may be subject to unfavorable political, economic, or governmental developments which might affect its ability to honor its commitment.
    STATE TAX-FREE SECURITIES    include municipal obligations issued by
the states of California or New York or their counties, municipalities, authorities, or other subdivisions. The ability of issuers to repay their debt can be affected by many factors that impact the economic vitality of either the state or a region within the state.
Other state tax-free securities include general obligations of U.S. territories and possessions such as Guam, the Virgin Islands, and Puerto Rico, and their political subdivisions and public corporations. The economy of Puerto Rico is closely linked to the U.S. economy, and will depend on the strength of the U.S. dollar, interest rates, the price stability of oil imports, and the continued existence of favorable tax incentives. Recent legislation revised these incentives, but the government of Puerto Rico anticipates only a slight reduction in the average real growth rates for the economy.
EXPOSURE TO FOREIGN MARKETS. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. These include risks relating to political or economic conditions in foreign countries, fluctuations in foreign currencies, withholding or other taxes, operational risks, increased regulatory burdens, and the potentially less stringent investor protection and disclosure standards of foreign markets. Additionally, governmental issuers of foreign securities may be unwilling to repay principal and interest when due, and may require that the conditions for payment be renegotiated. All of these factors can make foreign investments, especially those in developing countries, more volatile.
AMERICAN DEPOSITARY RECEIPTS AND EUROPEAN DEPOSITARY RECEIPTS (ADRS AND
EDRS) are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities markets, respectively, ADRs and EDRs are alternatives to the purchase of the underlying securities in their national markets and currencies.
ASSET-BACKED SECURITIES include interests in pools of the following: purchase contracts, financing leases, or sales agreements entered into by municipalities; lower-rated debt securities; or consumer loans. The value of these securities may be significantly affected by changes in interest rates, the market's perception of issuers, and the creditworthiness of the parties involved. Certain asset-backed securities rely on continued payments by a municipality, and may also be subject to prepayment risk. MORTGAGE SECURITIES are interests in pools of commercial or residential mortgages, and include complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. Mortgage securities may be issued by the U.S. Government or by private entities. For example, Ginnie Maes are interests in pools of mortgage loans insured or guaranteed by a U.S. Government agency. Because mortgage securities pay both interest and principal as their underlying mortgages are paid off, they are subject to prepayment risk. This is especially true for stripped securities. Also, the value of a mortgage security may be significantly affected by changes in interest rates. Some mortgage securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, making their value highly volatile.
VARIABLE AND FLOATING RATE SECURITIES have interest rates that are periodically adjusted either at specific intervals or whenever a benchmark rate changes. Inverse floaters have interest rates that move in the opposite direction from a benchmark, making the security's market value more volatile.
STRIPPED SECURITIES are the separate income or principal components of a debt security. Their risks are similar to those of other debt securities, although they may be more volatile and the value of certain types of stripped securities may move in the same direction as interest rates. REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.
FOREIGN REPURCHASE AGREEMENTS may be less well secured than U.S. repurchase agreements, and may be denominated in foreign currencies. They also may involve greater risk of loss if the counterparty defaults. Some counterparties in these transactions may be less creditworthy than those in U.S. markets.
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund temporarily transfers possession of a portfolio instrument to another party in return for cash. This could increase the risk of fluctuation in the fund's yield or in the market value of its assets.
MUNICIPAL LEASE OBLIGATIONS are used by municipalities to acquire land, equipment, or facilities. If the municipality stops making payments or transfers its obligations to a private entity, the obligation could lose value or become taxable.
PUT FEATURES entitle the holder to put (sell back) an instrument to the issuer or a financial intermediary. In exchange for this benefit, a fund may pay periodic fees or accept a lower interest rate. Demand features and standby commitments are types of put features.
PRIVATE ENTITIES may be involved in some municipal securities. For example, industrial revenue bonds are backed by private entities, and resource recovery bonds often involve private corporations. The viability of a project or tax incentives could affect the value and credit quality of these securities.
REAL ESTATE-RELATED INSTRUMENTS include real estate investment trusts, commercial and residential mortgage-backed securities, and real estate financings. Real estate-related instruments are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.
ADJUSTING INVESTMENT EXPOSURE. A fund can use various techniques to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts, entering into currency exchange contracts or swap agreements, purchasing indexed securities, and selling securities short.
FMR can use these practices to adjust the risk and return characteristics of a fund's portfolio of investments. If FMR judges market conditions incorrectly or employs a strategy that does not correlate well with a fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.
DIRECT DEBT. Loans and other direct debt instruments are interests in amounts owed to another party by a company, government, or other borrower. They have additional risks beyond conventional debt securities because they may entail less legal protection for a fund, or there may be a requirement that the fund supply additional cash to a borrower on demand.
ILLIQUID AND RESTRICTED SECURITIES. Some investments may be determined by FMR, under the supervision of the Board of Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. The sale of some illiquid securities, and some other securities, may be subject to legal restrictions. Difficulty in selling securities may result in a loss or may be costly to a fund.
RESTRICTIONS. Each fund (except Overseas, Emerging Markets Income, High Yield, and Strategic Income) may not purchase a security if, as a result, more than 10% of its net assets would be invested in illiquid securities. Each of Overseas, Emerging Markets Income, High Yield, and Strategic Income may not purchase a security if, as a result, more than 15% of its net assets would be invested in illiquid securities.
WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS are trading practices in which payment and delivery for the securities take place at a future date. The market value of a security could change during this period, which could affect a fund's yield.
WARRANTS are instruments which entitle the holder to buy underlying equity securities at a specific price for a specific period of time. A warrant tends to be more volatile than its underlying securities and ceases to have value if it is not exercised prior to its expiration date. In addition, changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying securities.
DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry or type of project. Economic, business, or political changes can affect all securities of a similar type. A fund that is not diversified may be more sensitive to changes in the market value of a single issuer or industry.
RESTRICTIONS: With respect to 100% of its total assets each of Equity
    Growth and Strategic Opportunities may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer.
With respect to 75% of its total assets each of Overseas,    Mid Cap    ,
Global Resources, Growth Opportunities   , Large Cap,     Equity Income,
Income & Growth, High Yield, Government Investment,    Intermediate
Bond    , Short Fixed-Income, High Income Municipal, and    Intermediate
Municipal Income     may not purchase a security if, as a result, more than
5% would be invested in the securities of any one issuer.
Emerging Markets Income, Strategic Income,    Short-Intermediate Municipal
Income, California Municipal Income, and New York Municipal Income     are
considered non-diversified. Generally, to meet federal tax requirements at the close of each quarter, each fund does not invest more than 25% of its total assets in any issuer and, with respect to 50% of total assets, does
not invest more than 5% of its total assets in any    one     issuer
These limitations do not apply to U.S. Government securities.
BORROWING. Each fund may borrow from banks or from other funds advised by FMR, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.
RESTRICTIONS: Each fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets. LENDING securities to broker-dealers and institutions, including Fidelity Brokerage Services, Inc. (FBSI), an affiliate of FMR, is a means of earning income. This practice could result in a loss or a delay in recovering a fund's securities. A fund may also lend money to other funds advised by FMR.
RESTRICTIONS: Loans, in the aggregate, may not exceed 331/3% of  a fund's
total assets; however, High Income Municipal,    Intermediate Municipal
Income, Short-Intermediate Municipal Income, California Municipal Income,
and New York Municipal Income     do not currently intend to make loans.
FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS
Some of the policies and restrictions discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraphs restate all those that are fundamental. All policies stated throughout this prospectus, other than those identified in the following paragraphs, can be changed without shareholder approval.
OVERSEAS FUND seeks growth of capital primarily through investments in foreign securities.
       MID CAP FUND    seeks long-term growth of capital.
EQUITY        GROWTH FUND seeks to achieve capital appreciation by
investing primarily in common and preferred stock and securities convertible into the common stock of companies with above-average growth characteristics.
GLOBAL RESOURCES FUND seeks long-term growth of capital and protection of the purchasing power of shareholders' capital by investing primarily in securities of foreign and domestic companies that own or develop natural resources, or supply goods and services to such companies, or in physical commodities.
GROWTH OPPORTUNITIES FUND seeks to provide capital growth by investing primarily in common stocks and securities convertible into common stocks. STRATEGIC OPPORTUNITIES FUND seeks capital appreciation by investing primarily in securities of companies believed by FMR to involve a "special situation." Under normal conditions, the fund will invest at least 65% of its total assets in companies involving a special situation. FMR intends to invest primarily in common stocks and securities that are convertible into common stocks; however, it also may invest in debt securities of all types and quality if FMR believes that investing in these securities will result in capital appreciation. The fund may invest up to 30% of its assets in foreign investments.
       LARGE CAP FUND    seeks long-term growth of capital.
EQUITY INCOME FUND seeks a yield from dividend and interest income which exceeds the composite dividend yield on securities comprising the S&P 500. In addition, consistent with the primary objective of obtaining dividend and interest income, the fund will consider the potential for achieving capital appreciation.
INCOME & GROWTH FUND seeks both income and growth of capital by investing in a diversified portfolio of equity and fixed-income securities with income, growth of income and capital appreciation potential.
EMERGING MARKETS INCOME FUND seeks a high level of current income by investing primarily in debt securities and other instruments of issuers in emerging markets. As a secondary objective, the fund seeks capital appreciation.
HIGH YIELD FUND seeks a combination of a high level of income and the potential for capital gains by investing in a diversified portfolio consisting primarily of high-yielding, fixed-income and zero coupon securities, such as bonds, debentures and notes, convertible securities and preferred stocks.
STRATEGIC INCOME FUND seeks a high level of current income by investing primarily in debt securities. The fund may also seek capital appreciation. GOVERNMENT INVESTMENT FUND seeks a high level of current income by investing primarily in obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities.
INTERMEDIATE BOND FUND seeks to provide a high rate of income through investment primarily in investment-grade fixed-income obligations.
SHORT FIXED-INCOME FUND seeks to obtain a high level of current income, consistent with the preservation of capital, by investing primarily in a broad range of investment-grade fixed-income securities. Where appropriate the fund will take advantage of opportunities to realize capital appreciation.
HIGH INCOME MUNICIPAL FUND seeks to provide a high current yield by investing in a diversified portfolio of municipal obligations whose interest is not included in gross income for purposes of calculating federal income tax. The fund normally invests at least 80% of its net assets in municipal obligations whose interest is free from federal income tax.
INTERMEDIATE MUNICIPAL INCOME FUND seeks the highest level of income exempt from federal income taxes that can be obtained consistent with the preservation of capital. The fund normally invests at least 80% of its net assets in securities whose interest is free from federal income tax. SHORT-INTERMEDIATE MUNICIPAL INCOME FUND seeks as high a level of current income, exempt from federal income tax, as is consistent with preservation of capital. The fund normally invests at least 80% of its net assets in municipal obligations whose interest is free from federal income tax.
       CALIFORNIA MUNICIPAL INCOME FUND    seeks a high level of current
income free from federal income tax and California state income tax by investing primarily in municipal securities. The fund normally invests at least 80% of its net assets in securities whose interest is free from federal and California income taxes.
    NEW YORK MUNICIPAL INCOME FUND    seeks a high level of current income
free from federal income tax and New York State and City personal income taxes by investing primarily in municipal securities. The fund normally invests at least 80% of its net assets in securities whose interest is free from federal and New York State and City personal income taxes.
With respect to 75% of its total assets, each of Overseas,    Mid Cap,
Global Resources, Growth Opportunities,    Large Cap    , Equity Income,
Income & Growth, High Yield, Government Investment,    Intermediate
Bond,     Short Fixed-Income, High Income Municipal and    Intermediate
Municipal Income     may not purchase a security if, as a result, more than
5% would be invested in the securities of a single issuer.  With respect to
100% of its total assets, each of Equity        Growth and Strategic
Opportunities may not purchase a security if, as a result, more than 5% would be invested in the securities of a single issuer.
With respect to 75% of its total assets, each of Overseas,    Mid Cap    ,
Global Resources, Growth Opportunities,    Large Cap    , Equity Income,
Income & Growth, High Yield, Government Investment,    Intermediate
Bond    , Short Fixed-Income, High Income Municipal, and    Intermediate
Municipal Income     may not purchase more than 10% of the outstanding
voting securities of a single issuer.  With respect to 100% of its total
assets, each of Equity        Growth and Strategic Opportunities may not
purchase more than 10% of the outstanding voting securities of a single issuer.
Each fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 33% of its total assets.
Loans, in the aggregate, may not exceed 33% of each fund's total assets. BREAKDOWN OF EXPENSES
Like all mutual funds, the funds pay fees related to their daily operations. Expenses paid out of each class's assets are reflected in that class's share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.
Each fund pays a MANAGEMENT FEE to FMR for managing its investments and business affairs. FMR in turn pays fees to affiliates who provide assistance with these services for certain of the funds. Each fund also pays OTHER EXPENSES, which are explained on page 38.
FMR may, from time to time, agree to reimburse a fund for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated at any time without notice, can decrease a fund's expenses and boost its performance.
MANAGEMENT FEE
The management fee is calculated and paid to FMR every month. Equity Income pays FMR a monthly management fee at an annual rate of 0.50% of its
average net assets. The fee for Equity        Growth, Global Resources,
Income & Growth, Emerging Markets Income, High Yield, Strategic Income,
Government Investment,    Intermediate Bond    , Short Fixed-Income, High
Income Municipal,    Intermediate Municipal Income, Short-Intermediate
Municipal Income, California Municipal Income, and New York Municipal
Income     is calculated by adding a group fee rate to an individual fee rate, and multiplying the result by each fund's average net assets. The fee
for Overseas,    Mid Cap    , Growth Opportunities, Strategic
Opportunities, and    Large Cap     is determined by taking a basic fee and
then applying a performance adjustment. The performance adjustment either increases or decreases the management fee, depending on how well each fund has performed relative to the Morgan Stanley Capital International Europe,
   Australasia    , Far East Index for Overseas,    the S&P Mid Cap 400
Index for Mid Cap, or the S&P 500 for     each of Growth Opportunities,
Strategic Opportunities, and    Large Cap.
The group fee rate is based on the average net assets of all the mutual
funds advised by FMR. For Overseas,    Mid Cap    , Equity Growth, Global
Resources, Growth Opportunities, Strategic Opportunities,    Large Cap    ,
and Income & Growth, this rate cannot rise above 0.52%, and it drops as total assets under management increase. For Emerging Markets Income, High
Yield, Strategic Income, Government Investment,    Intermediate Bond    ,
Short Fixed-Income, High Income Municipal,    Intermediate Municipal
Income, Short-Intermediate Municipal Income, California Municipal Income,
and New York Municipal Income    , this rate cannot rise above 0.37%, and
it drops as total assets under management increase. The basic fee rate (calculated monthly) is calculated by adding a group fee rate to an individual fund fee rate, and multiplying the result by each fund's average net assets.
The performance adjustment rate is calculated monthly by comparing each of
Overseas,    Mid Cap    , Growth Opportunities, Strategic Opportunities,
and    Large Cap's     performance to that of the respective indices over
the most recent 36-month period.     For Mid Cap and Large Cap the
performance period will begin on or about March 1, 1996 and will eventually span 36 months, but the performance adjustment will not take effect until
on or about February 1, 1997.     The difference is translated into a
dollar amount that is added to or subtracted from the basic fee. The
maximum annualized performance adjustment rate is +    0.    20%.
Investment performance will be measured separately for each class of shares
offered by Overseas,    Mid Cap    , Growth Opportunities, Strategic
Opportunities and    Large Cap     and the least of the results obtained
will be used in calculating the performance adjustment.
The following table states the management fee for each fund for its most recent fiscal year end.
                                       Group     Individual   Total
                                      Fee Rate    Fund Fee    Manageme
                                                  Rate        nt Fee

Overseas  [A]
                                                 0.45%

Mid Cap  [B]                                      0.30%

Equity Growth
                                                 0.30%

Global Resources                                  0.45%

Growth Opportunities  [A]                         0.30%

Strategic Opportunities  [A]                      0.30%

Large Cap  [B]                                    0.30%

Equity Income                          n/a        n/a          0.50%

Income & Growth                                   0.20%

Emerging Markets Income                           0.55%

High Yield                                        0.45%

Strategic Income                                  0.45%

Government Investment                             0.30%

Intermediate Bond                                 0.30%

Short Fixed-Income                                0.30%

High Income Municipal                             0.25%

Intermediate Municipal Income                     0.25%

Short-Intermediate Municipal Income               0.25%

California Municipal Income  [B]                  0.25%

New York Municipal Income  [C]                    0.25%

   [A] The basic fee rate for the fiscal year ended 1995 was ___% for Overseas, ___% for Growth Opportunities and __% for Strategic Opportunities.
[B] Estimated
[C] Annualized
FMR HAS SUB-ADVISORY AGREEMENTS with four affiliates: FMR U.K., FMR Far East, FIJ, and FIIA. FIIA in turn has a sub-advisory agreement with FIIAL U.K. These sub-advisers are compensated for providing FMR with investment research and advice on issuers based outside the United States. FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of the costs of providing these services. FMR pays FIJ and FIIA a fee equal to 30% of its management fee rate associated with investments for which the sub-adviser provided investment advice.
The sub-advisers may also provide investment management services. In return, FMR pays FMR U.K., FMR Far East, FIJ, and FIIA a fee equal to 50% of its management fee rate with respect to a fund's investments that the sub-adviser manages on a discretionary basis. FIIA pays FIIAL U.K. a fee equal to 110% of the cost of providing these services.
For the fiscal year ended 1995, FMR, on behalf of each fund with sub-advisory agreements paid FMR U.K., FMR Far East, FIJ, and FIIA fees equal to ______ of each fund's average net assets.
OTHER EXPENSES
While the management fee is a significant component of each fund's annual operating costs, the funds have other expenses as well.
State Street Bank & Trust Company (State Street) performs certain transfer agency, dividend disbursing and shareholder services for Class A of the
   Equity Funds    , Emerging Markets Income, High Yield, Strategic Income,
Government Investment,    Intermediate Bond    , and Short Fixed-Income.
    FIIOC performs certain transfer agency and dividend disbursing and
shareholder services for Class B of        Overseas,    Mid Cap    , Global
Resources, Strategic Opportunities,    Large Cap    , Equity Income,
Emerging Markets Income, High Yield, Strategic Income, Government
Investment and    Intermediate Bond     Fund.  FSC calculates the NAV and
dividends for each class of    Overseas, Mid Cap, Equity Growth, Global
Resources, Growth Opportunities, Strategic Opportunities, Large Cap, Equity Income, Income & Growth, Emerging Markets Income, High Yield, Strategic Income, Government Investment, Intermediate Bond, and Short
Fixed-Income    , maintains the general accounting records, and administers
the securities lending program for    each fund    .     State Street's
address is P.O. Box 8302, Boston, Massachusetts 02266-8302.
In the fiscal year ended 1995, fees paid by each class (as a percentage of average net assets) amounted to the following:
                           Class A     Class B to    Each Fund
                           to State    FIIOC         to FSC
                           Street

Overseas                                [A]

Equity Growth                           *

Global Resources                        [A]

Growth Opportunities                    *

Strategic Opportunities

Equity Income

Income & Growth                         *

Emerging Markets Income

High Yield

Strategic Income

Government Investment

Intermediate Bond

Short Fixed-Income                      *

   *  Fund does not offer Class B shares
[A] Annualized
State Street has entered into sub-arrangements pursuant to which FIIOC performs certain transfer agency, dividend disbursing and shareholder services for Class A shares. State Street pays FIIOC a portion of its fee for Class A accounts for which FIIOC provides limited services, or its full fee for Class A accounts that FIIOC maintains on its behalf.
UMB has entered into sub-arrangements pursuant to which    FIIOC
performs transfer agency, dividend disbursing and shareholder services for
Class A shares of    High Income Municipal, Intermediate Municipal Income,
Short-Intermediate Municipal Income, California Municipal Income and New
York Municipal Income    .  UMB has entered into sub-arrangements pursuant
to which FIIOC performs certain transfer agency, dividend disbursing and
shareholder services for Class B shares of    High Income Municipal,
Intermediate Municipal Income, Short-Intermediate Municipal Income,
California Municipal Income and New York Municipal Income     .  UMB has
entered into sub-arrangements pursuant to which FSC calculates the NAV and
dividends for each class of    High Income Municipal, Intermediate
Municipal Income, Short-Intermediate Municipal Income, California Municipal
Income and New York Municipal Income,     and maintains each fund's general
accounting records. All of the fees are paid to FIIOC and FSC by UMB, which is reimbursed by the applicable class or the fund, as appropriate, for such payments.
   In the fiscal year ended 1995, fees paid by each class (as a percentage of average net assets) amounted to the following:
                                      UMB to       UMB to       UMB to
                                      FIIOC on     FIIOC on     FSC on
                                      behalf of    behalf of    behalf of
                                      Class A      Class B      each fund

High Income Municipal

Intermediate Municipal Income

Short-Intermediate Municipal Income

New York Municipal Income[A]

   [A] Annualized
Class A shares of each fund have adopted a     DISTRIBUTION AND SERVICE
PLAN   . Under the Plans, Class A of each fund is authorized to pay FDC a monthly distribution fee as compensation for its services and expenses in connection with the distribution of Class A shares and providing personal service to and/or maintenance of Class A shareholder accounts. Class A of Equity Growth and Equity Income may pay FDC a distribution fee at an annual rate up to 0.75% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class A of Overseas, Mid Cap, Global Resources, Growth Opportunities, Strategic Opportunities, Large Cap and Income & Growth may pay FDC a distribution fee at an annual rate up to 0.65% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class A of Emerging Markets Income, High Yield, Strategic Income, Government Investment, Intermediate Bond, High Income Municipal, Intermediate Municipal Income, Short-Intermediate Municipal Income, New York Municipal Income and California Municipal Income may pay FDC a distribution fee at an annual rate up to 0.40% of its average net assets, or such lesser amount as the Trustees may determine from time to time.
Class A of each of the Equity Funds currently pays FDC monthly at an annual rate of 0.50% of its average net assets throughout the month; Class A of each of the Bond Funds and the Intermediate-Term Bond Funds currently pays FDC monthly at an annual rate of 0.25% of its average net assets throughout the month; and Class A of each of the Short-Term Bond Funds currently pays FDC monthly at an annual rate of 0.15% of its average net assets throughout the month. Class A distribution fee rates may be increased only when the Trustees believe that it is in the best interests of Class A shareholders to do so.

   Up to the full amount of the Class A distribution fee may be reallowed to Investment Professionals based upon the level of marketing and distribution services provided.
Class B shares of each fund have also adopted a     DISTRIBUTION AND
SERVICE PLAN   . Under the Class B Plans, Class B of each fund is
authorized to pay FDC a monthly distribution fee as compensation for its services and expenses in connection with the distribution of Class B shares. Class B of each fund may pay FDC a distribution fee at an annual rate of up to 0.75% of its average net assets throughout the month, or such lesser amount as the Trustees may determine from time to time.
Class B of each of Overseas, Mid Cap, Global Resources, Strategic Opportunities, Large Cap, and Equity Income currently pays FDC monthly at an annual rate of 0.75% of its average net assets throughout the month. Class B of each of the Bond Funds and the Intermediate-Term Bond Funds currently pays FDC monthly at an annual rate of 0.65% of its average net assets throughout the month. Class B distribution fee rates for each of the Bond Funds and Intermediate-Term Bond Funds may be increased only when the Trustees believe that it is in the best interests of the Class B shareholders to do so.
In addition, pursuant to each Class B Plan, Investment Professionals are compensated at an annual rate of 0.25% of average net assets of that fund's Class B for providing personal service to and/or maintenance of Class B shareholder accounts.
The Plans also specifically recognize that FMR may make payments from its management fee revenue, past profits, or other resources to reimburse FDC for payments made to Investment Professionals for their services to each class's shareholders and costs associated with promoting the funds. The Board of Trustees of each fund has authorized such payments.
The fund also pays other expenses, such as legal, audit, and custodian fees; in some instances, proxy solicitation costs; and the compensation of trustees who are not affiliated with Fidelity. A broker-dealer may use a
portion of the commissions paid by the   fund to reduce the fund's
custodian or transfer agent fees.
The portfolio turnover rates for Mid Cap and Large Cap are not expected to exceed ___%, and ___% respectively, for the first fiscal period ending
November 30, 1996.   The portfolio turnover rate for California Municipal
Income is not expected to exceed ___% for its first fiscal period ending October 31, 1996.
The portfolio turnover rate for the fiscal year ended 1995 was __% for Overseas, ___% for Equity Growth, ___% for Global Resources, __% for Growth Opportunities, ___% for Strategic Opportunities, ___% for Equity Income, ___% for Income & Growth, ___% for Emerging Markets Income, ___% for High Yield, ___% for Strategic Income,___% for Government Investment, __% for Intermediate Bond, ___% for Short Fixed-Income, __% for High Income Municipal, __% for Intermediate Municipal Income,___% for Short-Intermediate Municipal Income, and __% for New York Municipal Income. These rates vary from year to year. High turnover rates increase transaction costs and may increase taxable capital gains. FMR considers these effects when evaluating the anticipated benefits of short-term investing.
YOUR ACCOUNT


TYPES OF ACCOUNTS
Read your investment professional's program materials in conjunction with this prospectus for additional service features or fees that may apply. Certain features of the funds, such as minimum initial or subsequent investment amounts, may be modified in these programs, and administrative
charges may be imposed for the services rendered.    Your investment
professional (including broker-dealers) may charge you a transaction fee with respect to the purchase and sale of fund shares.
The different ways to set up (register) your account with Fidelity are listed at the right.
The account guidelines that follow may not apply to certain funds or to certain retirement accounts. For instance, tax-free funds are not available for purchase in retirement accounts. If your employer offers a fund through a retirement program, contact your employer for more information. Otherwise call your investment professional directly.
If you have selected Fidelity Advisor funds as an investment option through an insurance company group pension program, please contact the provider directly.
WAYS TO SET UP YOUR ACCOUNT
INDIVIDUAL OR JOINT TENANT
FOR YOUR GENERAL INVESTMENT NEEDS
Individual accounts are owned by one person. Joint accounts can have two or more owners (tenants).
RETIREMENT (THE FOLLOWING OPTIONS ARE AVAILABLE ONLY FOR TAXABLE FUNDS)
TO SHELTER YOUR RETIREMENT SAVINGS FROM TAXES
 Retirement plans allow individuals to shelter investment income and capital gains from current taxes. In addition, contributions to these accounts may be tax deductible. Retirement accounts require special applications and typically have lower minimums.
(solid bullet) INDIVIDUAL RETIREMENT ACCOUNTS (IRAS) allow anyone of legal age under 701/2 with earned income to invest up to $2,000 per tax year. Individuals can also invest in a spouse's IRA if the spouse has earned income of less than $250.
(solid bullet) ROLLOVER IRAS retain special tax advantages for certain distributions from employer-sponsored retirement plans.
(solid bullet) SIMPLIFIED EMPLOYEE PENSION PLANS (SEP-IRAS) provide small business owners or those with self-employed income (and their eligible employees) with many of the same advantages as a Keogh, but with fewer administrative requirements.
(solid bullet) 401(K) PLANS allow employees of corporations of all sizes to contribute a percentage of their wages on a tax-deferred basis. These accounts need to be established by the trustee of the plan.
(solid bullet) MONEY PURCHASE/PROFIT SHARING PLANS (KEOGH PLANS) are tax-deferred pension accounts designated for employees of unincorporated businesses or for persons who are self-employed.
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)
TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS
These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $10,000 a year per child without paying federal gift tax. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act (UGMA) or the Uniform Transfers to Minors Act (UTMA). Contact your investment professional.
TRUST
FOR MONEY BEING INVESTED BY A TRUST
The trust must be established before an account can be opened.
BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS, OR OTHER
GROUPS
Contact your investment professional.
HOW TO BUY SHARES
Once each business day, two share prices are calculated for Class A shares of each fund: the offering price and the NAV. The offering price for Class A shares includes the effect of a front-end sales charge, which you pay when you buy Class A shares. If you qualify for a front-end sales charge waiver as described on page 51, your share price will be Class A's NAV. If you pay a front-end sales charge on your purchase of Class A shares, your share price will be the offering price. Each fund's Class B NAV, is also calculated every business day. Class B shares of each fund are sold without a front-end sales charge and may be subject to a CDSC upon redemption. For information on how the CDSC is calculated, see "Transaction Details," page
__.
Shares are purchased at the next offering price or NAV, as applicable, calculated after your order is received and accepted by the transfer agent. The offering price and NAV are normally calculated at 4:00 p.m. Eastern time.
It is the responsibility of your investment professional to transmit your order to buy shares to the appropriate transfer agent before 4:00 p.m. Eastern time.
The transfer agent must receive payment within three business days after an order for shares is placed; otherwise your purchase order may be canceled and you could be held liable for resulting fees and/or losses.
 Share certificates may be available for Class A shares upon request. Share certificates are not available for Class B shares.
IF YOU ARE NEW TO THE FIDELITY ADVISOR FUNDS, complete and sign an account application and mail it along with your check. If there is no account application accompanying this prospectus, call your investment professional.
If you are investing through a tax-sheltered retirement plan, such as an IRA, for the first time, you will need a special application. Contact your investment professional for more information and a retirement account application.
IF YOU ALREADY HAVE MONEY INVESTED IN A FIDELITY ADVISOR FUND, you can:
(small solid bullet) Mail an account application with a check,
(small solid bullet) Place an order and wire money into your account, (small solid bullet) Open your account by exchanging from the same class of another Fidelity Advisor fund, or
(small solid bullet) Contact your investment professional.
MINIMUM INVESTMENTS
   TO OPEN AN ACCOUNT     $2,500   *
For Fidelity Advisor retirement accounts     $500
   Through automatic investment plans      $1,000   *
TO ADD TO AN ACCOUNT $250   *
For Fidelity Advisor retirement accounts     $100
Through automatic investment plans  $100   *
MINIMUM BALANCE $1,000   *
For Fidelity Advisor retirement accounts NONE
   * ACCOUNT MINIMUMS ARE WAIVED FOR PURCHASES INTO NON-RETIREMENT ACCOUNTS WITH DISTRIBUTIONS FROM A FIDELITY DEFINED TRUST ACCOUNT.
    PURCHASE AMOUNTS OF MORE THAN $100,000 WILL NOT BE ACCEPTED FOR CLASS B SHARES.
For further information on opening an account, please consult your investment professional or refer to the account application.
    TO OPEN AN ACCOUNT   TO ADD TO AN ACCOUNT




PHONE                          (small solid bullet) Contact your
                               investment professional                    (small solid bullet) Contact your investment
YOUR INVESTMENT PROFESSIONAL   or, if you are investing through a         professional or, if you are investing
                               broker-dealer or insurance                 through a broker-dealer or
                               representative, call 1-800-522-7297.       insurance representative, call
                               If you are investing through a bank        1-800-522-7297. If you are
                               representative, call 1-800-843-3001.       investing through a bank
                               (small solid bullet) Exchange from
                               the same class of                          representative, call
                               another Fidelity Advisor fund account      1-800-843-3001.
                               with the same registration, including      (small solid bullet) Exchange from the same class of
                               name, address, and taxpayer ID             another Fidelity Advisor fund
                               number.                                    account with the same registration,
                                                                          including name, address, and
                                                                          taxpayer ID number.



Mail (mail_graphic)   (small solid bullet) Complete and sign the account    (small solid bullet) Make your check payable to the
                      application. Make your check                          complete name of the fund of your
                      payable to the complete name of the                   choice and note the applicable
                      fund of your choice and note the                      class. Indicate your fund account
                      applicable class. Mail to the address                 number on your check and mail to
                      indicated on the application.                         the address printed on your account
                                                                            statement.
                                                                            (small solid bullet) Exchange by mail: call your
                                                                            investment professional for
                                                                            instructions.





In Person (hand_graphic)   (small solid bullet) Bring your account
                           application and                             (small solid bullet) Bring your check to your investment
                           check to your investment                    professional.
                           professional.



Wire (wire_graphic)   (small solid bullet) Not available   (small solid bullet) If you are investing through a
                                                           broker-dealer or insurance
                                                           representative, wire to:
                                                             State Street Bank & Trust
                                                           Co.
                                                             Routing # 011000028
                                                           ATTN:  Custody &
                                                           Shareholder Services Division
                                                           CREDIT:  Fund Name
                                                             DDA# 99029084
                                                           FBO: (Account name)
                                                             (Account number)
                                                           If you are investing through a bank
                                                           representative, wire to:
                                                             Banker's Trust Co.
                                                             Routing # 021001033
                                                             Custody & Shareholder
                                                           Services Division
                                                             Fidelity Advisor DART
                                                           System
                                                             DDA#: (call 1-800-843-3001)
                                                           FBO: (Account name)
                                                             (Account number)
                                                           Specify the complete name of the
                                                           fund of your choice, note the
                                                           applicable class, and include your
                                                           account number and your name.


HOW TO SELL SHARES
You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares. Your shares will be sold at the next NAV calculated after your order is received and accepted by the transfer agent, less any applicable CDSC. NAV is normally calculated at 4:00 p.m. Eastern time.
TO SELL SHARES IN A NON-RETIREMENT ACCOUNT, you may use any of the methods described on these pages.
TO SELL SHARES IN A FIDELITY ADVISOR RETIREMENT ACCOUNT, your request must be made in writing, except for exchanges to shares of the same class of another Fidelity Advisor fund or shares of other Fidelity funds, which can be requested by phone or in writing.
TO SELL CERTIFICATED SHARES, call your investment professional for instructions.
IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR ACCOUNT SHARES, leave at least $1,000 worth of shares in the account to keep it open (account minimums do not apply to retirement and Fidelity Defined Trust accounts.)
TO SELL SHARES BY BANK WIRE, you will need to sign up for this service in advance.
CERTAIN REQUESTS MUST INCLUDE A SIGNATURE GUARANTEE. It is designed to protect you and the fund from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:
(small solid bullet) You wish to redeem more than $100,000 worth of shares, (small solid bullet) Your account registration has changed within the last 30 days,
(small solid bullet) The check is being mailed to a different address than the one on your account (record address),
(small solid bullet) The check is being made payable to someone other than the account owner,
(small solid bullet) The redemption proceeds are being transferred to a Fidelity account with a different registration, or
(small solid bullet) You wish to have redemption proceeds wired to a non-predesignated bank account.
You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.
SELLING SHARES IN WRITING
Write a "letter of instruction" with:
(small solid bullet) Your name,
(small solid bullet) The fund's name,
(small solid bullet) The applicable class name,
(small solid bullet) Your fund account number,
(small solid bullet) The dollar amount or number of shares to be redeemed, signed certificates (if applicable), and
(small solid bullet) Any other applicable requirements listed in the following table.
Deliver your letter to your investment professional, or mail it to the following address:
(small solid bullet) If you purchased your shares through a broker-dealer or insurance representative:
Fidelity Advisor Funds
P.O. Box 8302
Boston, MA 02266-8302
(small solid bullet) If you purchased your shares through a bank representative:
Fidelity Investments Institutional Operations Company
82 Devonshire Street ZR5
Boston, MA 02109
Unless otherwise instructed, the transfer agent will send a check to the record address.
CHECKWRITING
If you have a checkbook for your account in Short Fixed-Income or Short-Intermediate Municipal Income, you may write an unlimited number of
checks.  The minimum amount for a check is $500.   Do not, however, try to
close out your account by check.
      ACCOUNT TYPE   SPECIAL REQUIREMENTS


PHONE                          All account types except retirement   (small solid bullet) Maximum check request: $100,000.
YOUR INVESTMENT PROFESSIONAL






(phone_graphic)                     All account types                     (small solid bullet) You may exchange to the same
                                                                          class of other Fidelity Advisor funds
                                                                          or to other Fidelity funds if both
                                                                          accounts are registered with the
                                                                          same name(s), address, and
                                                                          taxpayer ID number.

Mail or in Person
(mail_graphic)(hand_graphic)        Individual, Joint Tenant,             (small solid bullet) The letter of instruction must be
                                    Sole Proprietorship, UGMA, UTMA       signed by all persons required to
                                                                          sign for transactions, exactly as
                                                                          their names appear on the account
                                                                          and sent to your investment
                                    Retirement account                    professional.
                                                                         (small solid bullet) The account owner should complete
                                                                         a retirement distribution form.
                                                                         Contact your investment
                                                                          professional or, if you purchased
                                                                          your shares through a broker-dealer
                                                                          or insurance representative, call
                                                                          1-800-522-7297. If you purchased
                                                                          your shares through a bank
                                                                          representative, call 1-800-843-3001.

                                    Trust                                 (small solid bullet) The trustee must sign the letter
                                                                          indicating capacity as trustee. If the
                                                                          trustee's name is not in the account
                                                                          registration, provide a copy of the
                                                                          trust document certified within the
                                                                          last 60 days.

                                    Business or Organization              (small solid bullet) At least one person authorized by
                                                                         corporate resolution to act on the
                                                                          account must sign the letter.

                                    Executor, Administrator,              (small solid bullet) For instructions, contact your
                                    Conservator/Guardian                  investment professional or, if you
                                                                         purchased your shares through a
                                                                          broker-dealer or insurance
                                                                         representative, call
                                                                         1-800-522-7297. If you purchased
                                                                         your shares through a bank
                                                                          representative, call
                                                                          1-800-843-3001.

Wire (wire_graphic)               All account types except retirement   (small solid bullet) You must sign up for the wire
                                                                         feature before using it. To verify that
                                                                         it is in place, contact your
                                                                          investment professional or, if you
                                                                        purchased your shares through a
                                                                          broker-dealer or insurance
                                                                         representative, call 1-800-522-7297.
                                                                         If you purchased your shares
                                                                         through a bank representative, call
                                                                          1-800-843-3001. Minimum wire:
                                                                         $500.
                                                                         (small solid bullet) Your wire redemption request must
                                                                         be received by the transfer agent
                                                                         before 4:00 p.m. Eastern time for
                                                                         money to be wired on the next
                                                                         business day.




Check (check_graphic)   For all non-retirement Short           (small solid bullet) Minimum check: $500.
                        Fixed-Income and Short-Intermediate    (small solid bullet) All account owners must sign a
                        Municipal Income accounts only.        signature card to receive a
                                                               checkbook.


Telephone redemptions cannot be processed for Fidelity Advisor fund prototype retirement accounts where State Street Bank and Trust Company is the custodian.
INVESTOR SERVICES
Fidelity Advisor funds provide a variety of services to help you manage your account.
INFORMATION SERVICES
STATEMENTS AND REPORTS that the transfer agent sends to you include the following:
(small solid bullet) Confirmation statements (after every transaction, that affects your account balance or your account registration)
(small solid bullet) Account statements (quarterly)
(small solid bullet) Financial reports (every six months)
To reduce expenses, only one copy of most financial reports will be mailed, even if you have more than one account in the fund. Call your investment professional if you need additional copies of financial reports. TRANSACTION SERVICES
EXCHANGE PRIVILEGE. You may sell your shares and buy shares of the same class of other Fidelity Advisor funds or shares of other Fidelity funds by telephone or in writing. The Class A shares you exchange will carry credit for any front-end sales charge you previously paid in connection with their purchase.
Note that exchanges out of a fund are limited to four per calendar year, and that they may have tax consequences for you. For details on policies and restrictions governing exchanges, including circumstances under which a shareholder's exchange privilege may be suspended or revoked, see "Exchange Restrictions," page __.
FIDELITY ADVISOR SYSTEMATIC WITHDRAWAL PROGRAM lets you set up periodic redemptions from your account. Class A shares with an account value of $10,000 or more are eligible for this program. Because of Class A's front-end sales charge, you may not want to set up a systematic withdrawal plan during a period when you are buying Class A shares on a regular basis. One easy way to pursue your financial goals is to invest money regularly. Fidelity Advisor funds offer convenient services that let you transfer money into your fund account, or between fund accounts, automatically. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Certain restrictions apply for retirement accounts. Call your investment professional for more information.
REGULAR INVESTMENT PLANS
FIDELITY ADVISOR SYSTEMATIC INVESTMENT PROGRAMS
TO MOVE MONEY FROM YOUR BANK ACCOUNT TO A FIDELITY ADVISOR FUND


MINIMUM  MINIMUM      FREQUENCY              SETTING UP OR CHANGING

INITIAL  ADDITIONAL   Monthly, bimonthly,    (small solid bullet) For a new account, complete the appropriate section on the

$1,000  $100[A]       quarterly,             application.

                      or semi-annually       (small solid bullet) For existing accounts, call your investment professional for an application.

                                             (small solid bullet) To change the amount or frequency of your investment, contact your Investment Professional directly or, if you purchased your shares through a broker-dealer or insurance representative, call

                                             1-800-522-7297. If you purchased your shares through a bank representative, call 1-800-843-3001. Call at least 10 business days prior to your next scheduled investment date (20 business days if you purchased your shares through a bank).




   TO DIRECT DISTRIBUTIONS FROM A FIDELITY DEFINED TRUST TO A FIDELITY ADVISOR FUND

   MINIMUM  MINIMUM
                  SETTING UP OR CHANGING
   INITIAL  ADDITIONAL                (small solid bullet) For a new or existing account, ask your investment professional
   Not  Not
                          for the appropriate enrollment form.
   Applicable  Ap                     (small solid bullet) To change the fund to which your distributions are directed,
   plicable                           contact your investment professional for instructions.


FIDELITY ADVISOR SYSTEMATIC EXCHANGE PROGRAM
TO MOVE MONEY FROM A FIDELITY MONEY MARKET FUND OR A FIDELITY ADVISOR FUND TO ANOTHER FIDELITY ADVISOR FUND

MINIMUM   FREQUENCY             SETTING UP OR CHANGING
$100      Monthly, quarterly,   (small solid bullet) To establish, call your investment professional after both accounts
          semi-annually, or     are opened.
          annually              (small solid bullet) To change the amount or frequency of your investment, contact your investment professional directly or, if you purchased your shares through a broker-dealer or insurance representative, call
                                1-800-522-7297. If you purchased your shares through a bank representative, call 1-800-843-3001.
                                (small solid bullet) The account from which the exchanges are to be processed must
                                have a minimum balance of                $10,000. The account into
                                which the exchange is being processed must have a minimum
                                balance of      $1,000.
                                (small solid bullet) Both accounts must have the same registration and taxpayer ID numbers.
                                (small solid bullet) Call at least 2 business days prior to your next scheduled exchange date.


[A] BECAUSE THEIR SHARE PRICES FLUCTUATE, THE FUNDS MAY NOT BE APPROPRIATE CHOICES FOR DIRECT DEPOSIT OF YOUR ENTIRE CHECK.
SHAREHOLDER AND ACCOUNT POLICIES


DIVIDENDS, CAPITAL GAINS, AND TAXES
Each fund distributes substantially all of its net income and capital gains to shareholders each year. Each fund pays capital gains, if any, in December and may pay additional capital gains after the close of its fiscal year. Normally, dividends for Equity Income and Income & Growth are distributed in March, June, September and December; dividends for Overseas,
   Mid Cap    , Equity Growth, Global Resources, Growth Opportunities,
Strategic Opportunities, and    Large Cap     are distributed in December;
dividends for Equity Growth and Equity Income may also be distributed in January; dividends for Emerging Markets Income, Strategic Income, High
Yield,    Intermediate Bond    , Government Investment, Short Fixed-Income,
High Income Municipal,    Intermediate Municipal Income, Short-Intermediate
Municipal Income, California Municipal Income, and New York Municipal
Income     are declared daily and paid monthly.
DISTRIBUTION OPTIONS
When you open an account, specify on your account application how you want to receive your distributions. The funds offer four options:
1. REINVESTMENT OPTION. Your dividend and capital gain distributions will be automatically reinvested in additional shares of the same class of the fund. If you do not indicate a choice on your application, you will be assigned this option.
2. INCOME-EARNED OPTION. Your capital gain distributions will be automatically reinvested in additional shares of the same class of the fund, but you will be sent a check for each dividend distribution.
3. CASH OPTION. You will be sent a check for your dividend and capital gain distributions.
4. DIRECTED DIVIDENDS(registered trademark) PROGRAM. Your dividend and capital gain distributions will be automatically invested in the same class of shares of another identically registered Fidelity Advisor fund.
If you select distribution option 2 or 3 and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, those checks will be reinvested in your account at the current NAV and your election may be converted to the Reinvestment Option. You may change your distribution option at any time by notifying the transfer agent in writing. For retirement accounts, all distributions are automatically reinvested. When you are over 59 1/2 years old, you can receive distributions in cash. Shares purchased through reinvestment of dividend and capital gain distributions are not subject to a sales charge. If you direct Class A distributions to a fund with a front-end sales charge, you will not pay a sales charge on those purchases.
When each of Overseas, Mid Cap, Equity Growth, Global Resources, Growth Opportunities, Strategic Opportunities, Large Cap, Equity Income, and Income & Growth deducts a distribution from its NAV, the reinvestment price is the applicable fund's NAV at the close of business that day. Dividends from Emerging Markets Income, High Yield, Strategic Income, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income will be reinvested at the applicable fund's NAV on the last day of the month. Capital gain distributions from these funds will be reinvested at the NAV as of the date the applicable fund deducts the distributions from its NAV. Distribution checks will be mailed within seven days or longer for a December ex-dividend date.
TAXES
As with any investment, you should consider how an investment in the funds could affect you. Below are some of the funds' tax implications. If your account is not a tax-deferred retirement account, be aware of these tax implications.
TAXES ON DISTRIBUTIONS. Interest income that High Income Municipal,
   Intermediate Municipal Income, Short-Intermediate Municipal Income,
California Municipal Income, and New York Municipal Income     earn is
distributed to shareholders as income dividends. Interest that is federally tax-free remains tax-free when it is distributed. Distributions from each
fund (except High Income Municipal,    Intermediate Municipal Income,
Short-Intermediate Municipal Income, California Municipal Income, and New
York Municipal Income    ), however, are subject to federal income tax.
Each fund (   except California Municipal Income and New York Municipal
Income)     may also be subject to state or local taxes. If you live
outside the United States, your distributions from these funds could also be taxed by the country in which you reside.
For federal tax purposes, income and short-term capital gain distributions
for each fund (except High Income Municipal,    Intermediate Municipal
Income, Short-Intermediate Municipal Income, California Municipal Income,
and New York Municipal Income),     are taxed as dividends; long-term
capital gain distributions are taxed as long-term capital gains.
However, for shareholders of High Income Municipal,    Intermediate
Municipal Income, Short-Intermediate Municipal Income, California Municipal
Income, and New York Municipal Income    , gain on the sale of tax-free
bonds results in taxable distributions. Short-term capital gains and a portion of the gain on bonds purchased at a discount are taxed as dividends; long-term capital gain distributions, if any, are taxed as long-term capital gains.
Mutual fund dividends from U.S. Government securities are generally free from state and local income taxes. However, particular states may limit this benefit, and some types of securities, such as repurchase agreements and some agency-backed securities, may not qualify for the benefit. In addition, some states may impose intangible property taxes. You should consult your own tax adviser for details and up-to-date information on the tax laws in your state.
Distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31.
Every January, the transfer agent will send you and the IRS a statement showing the taxable distributions paid to you in the previous year.
The interest from some municipal securities is subject to the federal
alternative minimum tax.  Each of High Income Municipal,    Intermediate
Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income may invest up to 100% of its assets in these securities. Individuals who are subject to the tax must report this interest on their tax returns.
A portion of the dividends from High Income Municipal,    Intermediate
Municipal Income, Short-Intermediate Municipal Income, California Municipal
Income, and New York Municipal Income     may be free from state or local
taxes. Income from investments in your state are often tax-free to you. Each year, the transfer agent will send you a breakdown of income from each state to help you calculate your taxes.
To the extent that    New York Municipal Income fund's income dividends are
derived from state tax-free investments, they will be free from New York State and City personal income taxes.
To the extent that California Municipal Income fund's income dividends are derived from interest on state tax-free investments, they will be free from California state personal income tax. Distributions derived from obligations that are not California state tax-free obligations, as well as distributions from short or long-term capital gains, are subject to California state personal income tax. Corporate taxpayers should note that the fund's income dividends and other distributions are not exempt from California state franchise or corporate income taxes.
During the fiscal year ended 1995, __% of the income dividends from High Income Municipal, Intermediate Municipal Income, Short-Intermediate Municipal Income, and New York Municipal Income were free from federal income tax and __% of New York Municipal Income fund's income dividends were free from New York taxes. And during the fiscal year ended 1995, ___% of High Income Municipal's, __% of Intermediate Municipal Income's , __% of Short-Intermediate Municipal Income's, and ___% of New York Municipal Income's income dividends were subject to the federal alternative minimum tax.
TAXES ON TRANSACTIONS. Your redemptions-including exchanges-are subject to capital gains tax. A capital gain or loss is the difference between the cost of your shares and the price you receive when you sell them.
Whenever you sell shares of a fund, the transfer agent will send you a confirmation statement showing how many shares you sold and at what price. You will also receive a consolidated transaction statement at least quarterly. However, it is up to you or your tax preparer to determine whether this sale resulted in a capital gain and, if so, the amount of tax to be paid. BE SURE TO KEEP YOUR REGULAR ACCOUNT STATEMENTS; the information they contain will be essential in calculating the amount of your capital gains.
"BUYING A DIVIDEND." If you buy shares just before a fund deducts a distribution from its NAV, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution.
CURRENCY CONSIDERATIONS. For funds that can invest in foreign securities, if a fund's dividends exceed its taxable income in any year, which is sometimes the result of currency-related losses, all or a portion of the fund's dividends may be treated as a return of capital to shareholders for tax purposes. To minimize the risk of a return of capital, each of these funds may adjust its dividends to take currency fluctuations into account, which may cause the dividends to vary. Any return of capital will reduce the cost basis of your shares, which will result in a higher reported capital gain or a lower reported capital loss when you sell your shares. The statement you receive in January will specify if any distributions included a return of capital.
Undistributed net gains from currency transactions, if any, will generally be distributed as a separate dividend in December.
EFFECT OF FOREIGN TAXES. Foreign governments may impose taxes on a fund and its investments and these taxes generally will reduce the fund's distributions. However, an offsetting tax credit or deduction may be available to you. If so, your tax statement will show more taxable income or capital gains than were actually distributed by the funds, but will also show the amount of the available offsetting credit or deduction.
There are tax requirements that all funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, a fund may have to limit its investment activity in some types of instruments. TRANSACTION DETAILS
THE FUNDS ARE OPEN FOR BUSINESS each day the New York Stock Exchange (NYSE) is open. Each class's offering price and NAV is normally calculated as of the close of business of the NYSE, normally 4:00 p.m. Eastern time.
A CLASS'S NAV is the value of a single share. The NAV of each class is computed by adding that class's pro rata share of the value of the applicable fund's investments, cash, and other assets, subtracting that class's pro rata share of the value of the applicable fund's liabilities, subtracting the liabilities allocated to that class, and dividing the result by the number of shares of that class that are outstanding.
Each fund's assets are valued primarily on the basis of market quotations, if available. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets are valued by a method that the Board of Trustees believes accurately reflects fair value.
       THE OFFERING PRICE    (price to buy one share) is the applicable
class's NAV, plus a sales charge for Class A shares. Class A has a maximum sales charge of 3.50% of the offering price for the Equity Funds; 3.50% of the offering price for the Bond Funds; 2.75% of the offering price for the Intermediate-Term Bond Funds; and 1.50% of the offering price for the Short-Term Bond Funds. The REDEMPTION PRICE (price to sell one share) is the applicable class's NAV, minus any applicable CDSC.

       SALES CHARGES AND INVESTMENT PROFESSIONAL
CONCESSIONS - CLASS A
EQUITY FUNDS:          Sales Charge as % of:               Investment
                                                           Profession
                                                           al
                                                           Concession
                                                           as % of
                                                           Offering
                                                           Price

                        Offering               Net
                       Price                   Amount
                                               Invested

Up to $49,999           3.50%                   3.63%       3.00%

$50,000 to $99,999      3.00%                   3.09%       2.50%

$100,000 to $249,999    2.50%                   2.56%       2.00%

$250,000 to $499,999    1.50%                   1.52%       1.25%

$500,000 to $999,999    1.00%                   1.01%       0.75%

$1,000,000 or more     None                    None        *

BOND FUNDS:            Sales Charge as % of:               Investment
                                                           Profession
                                                           al
                                                           Concession
                                                           as % of
                                                           Offering
                                                           Price

                        Offering               Net
                       Price                   Amount
                                               Invested

Up to $49,999           3.50%                   3.63%       3.00%

$50,000 to $99,999      3.00%                   3.09%       2.50%

$100,000 to $249,999    2.50%                   2.56%       2.00%

$250,000 to $499,999    1.50%                   1.52%       1.25%

$500,000 to $999,999    1.00%                   1.01%       0.75%

$1,000,000 or more     None                    None        *

INTERMEDIATE-TERM BOND FUNDS:   Sales Charge as % of:               Investment
                                                                    Profession
                                                                    al
                                                                    Concession
                                                                    as % of
                                                                    Offering
                                                                    Price

                                 Offering               Net
                                Price                   Amount
                                                        Invested

Up to $49,999                    2.75%                   2.83%       2.25%

$50,000 to $99,999               2.25%                   2.30%       2.00%

$100,000 to $249,999             1.75%                   1.78%       1.50%

$250,000 to $499,999             1.50%                   1.52%       1.25%

$500,000 to $999,999             1.00%                   1.01%       0.75%

$1,000,000 or more              None                    None        *

SHORT-TERM BOND FUNDS:   Sales Charge as % of:               Investment
                                                             Profession
                                                             al
                                                             Concession
                                                             as % of
                                                             Offering
                                                             Price

                          Offering               Net
                         Price                   Amount
                                                 Invested

Up to $499,999            1.50%                   1.52%       1.25%

$500,000 to $999,999      1.00%                   1.01%       0.75%

$1,000,000 or more       None                    None        *

   * See Finders Fee below.
FINDERS FEE. On eligible purchases of Class A shares in amounts of $1 million or more, investment professionals will be compensated with a fee at the rate of 0.25% of the amount purchased.
Any assets on which a finders fee h as been paid will bear a contingent deferred sales charge (Class A CDSC) if they do not remain in Class A shares of the Fidelity Advisor Funds, Initial Class shares of Daily Money
Fund: US Treasury Portfolio or Daily Money Fund: Money Market Portfolio, or shares of Daily Tax-Exempt Money Fund, for a period of at least one uninterrupted year. The Class A CDSC will be 0.25% of the lesser of the cost of the shares at the initial date of purchase or the value of the shares at redemption, not including any reinvested dividends or capital gains. Class A CDSC shares representing reinvested dividends and capital gains, if any, will be redeemed first, followed by other Class A CDSC shares that have been held for the longest period of time.
The Class A CDSC does not apply to redemptions of shares from Advisor Retirement Connection or similar FIIS-sponsored programs whose assets are composed entirely of Fidelity Advisor funds or of Fidelity Advisor funds and other non-mutual fund assets.
    CONTINGENT DEFERRED SALES CHARGE.    Class B shares may, upon
redemption, be assessed a CDSC based on the following schedules:
EQUITY FUNDS THAT OFFER CLASS B SHARES:

From Date of Purchase                     Contingent
                                          Deferred
                                          Sales Charge

Less than 1 year                    4%

1 year to less than 2 years         3%

2 years to less than 3 years        3%

3 years to less than 4 years        2%

4 years to less than 5 years        1%

5 years to less than 6 years [A]    0%

BOND FUNDS:

From Date of Purchase   Contingent
                        Deferred
                        Sales Charge

Less than 1 year                    4%

1 year to less than 2 years         3%

2 years to less than 3 years        3%

3 years to less than 4 years        2%

4 years to less than 5 years        1%

5 years to less than 6 years [A]    0%

INTERMEDIATE-TERM BOND FUNDS:

From Date of Purchase           Contingent
                                Deferred
                                Sales Charge

Less than 1 year                    3%

1 year to less than 2 years         2%

2 years to less than 3 years        1%

3 years to less than 4 years [B]    0%

   [A] AFTER A MAXIMUM HOLDING PERIOD OF SIX YEARS, CLASS B SHARES WILL CONVERT AUTOMATICALLY TO CLASS A SHARES OF THE SAME FIDELITY ADVISOR FUND. [B] AFTER A MAXIMUM HOLDING PERIOD OF FOUR YEARS, CLASS B SHARES WILL CONVERT AUTOMATICALLY TO CLASS A SHARES OF THE SAME FIDELITY ADVISOR FUND. When exchanging Class B shares of one fund for Class B shares of another Fidelity Advisor fund or Class B shares of Daily Money Fund: U.S. Treasury Portfolio, your Class B shares retain the CDSC schedule in effect when they were originally purchased.
Investment Professionals with whom FDC has agreements receive as compensation from FDC a concession equal to 3.00% (2.00% for the Intermediate-Term Bond Funds) of your purchase of Class B shares.
The CDSC will be calculated based on the lesser of the cost of Class B shares at the initial date of purchase or the value of Class B shares at redemption, not including any reinvested dividends or capital gains. In determining the applicability and rate of any CDSC at redemption, Class B
shares representing reinvested div    idends and capital gains, if any,
will be redeemed first, followed by Class B shares that have been held for the longest period of time. Class B shares acquired through distributions (dividends or capital gains) will not be subject to a CDSC.
CONVERSION FEATURE.  After a maximum holding period of six years from the
initial date of purchase (   four years for the Intermediate-Term Bond
Funds)    , Class B shares and any capital appreciation associated with those shares, convert automatically to Class A shares of the same Fidelity Advisor fund. Conversion to Class A shares will be made at NAV. At the time of conversion, a portion of the Class B shares purchased through the reinvestment of dividends or capital gains (Dividend Shares) will also convert to Class A shares. The portion of Dividend Shares that will convert is determined by the ratio of your converting Class B non-Dividend Shares to your total Class B non-Dividend Shares.

For more information about the CDSC, including the conversion feature and the permitted circumstances for CDSC waivers, contact your investment professional.
       REINSTATEMENT PRIVILEGE.    If you have sold all or part of your
Class A or Class B shares of a fund, you may reinvest an amount equal to all or a portion of the redemption proceeds in the same class of any Fidelity Advisor fund, at the NAV next determined after receipt of your investment order, provided that such reinvestment is made within 30 days of redemption. Under these circumstances, the dollar amount of the CDSC, if any, you paid on Class A or Class B shares will be reimbursed to you by reinvesting that amount in Class A or Class B shares, as applicable. You must reinstate your shares into an account with the same registration.
This privilege may be exercised only once by a shareholder with respect to a fund and certain restrictions may apply. For purposes of the CDSC holding period schedule, the holding period of your Class A or Class B shares will continue as if the shares had not been redeemed
WHEN YOU SIGN YOUR ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.
YOU MAY INITIATE MANY TRANSACTIONS BY TELEPHONE. Fidelity and the transfer agent may only be liable for losses resulting from unauthorized transactions if they do not follow reasonable procedures designed to verify the identity of the caller. Fidelity and the transfer agent will request personalized security codes or other information, and may also record calls. You should verify the accuracy of the confirmation statements immediately after receipt. If you do not want the ability to redeem and exchange by telephone, call the transfer agent for instructions. Additional documentation may be required from corporations, associations and certain fiduciaries.
IF YOU ARE UNABLE TO REACH THE TRANSFER AGENT BY PHONE (for example, during periods of unusual market activity), consider placing your order by mail. EACH FUND RESERVES THE RIGHT TO SUSPEND THE OFFERING OF SHARES for a period of time. Each fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Restrictions" on page __. Purchase orders may be refused if, in FMR's opinion, they would disrupt management of a fund.
WHEN YOU PLACE AN ORDER TO BUY SHARES, your shares will be purchased at the next NAV or offering price, as applicable, calculated after your order is received and accepted by the transfer agent. Note the following:
(small solid bullet) All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
(small solid bullet) The funds do not accept cash.
(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.
(small solid bullet) Each fund reserves the right to limit the number of checks processed at one time.
(small solid bullet) If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees a fund or the transfer agent has incurred.
(small solid bullet) Direct Purchases: You begin to earn dividends as of the first business day following the day the fund receives payment.
(small solid bullet) Automated Purchase Orders: You begin to earn dividends as of the business day your order is received and accepted.
AUTOMATED PURCHASE ORDERS. Shares of each fund can be purchased or sold through investment professionals utilizing an automated order placement and settlement system that guarantees payment for orders on a specified date. TO AVOID THE COLLECTION PERIOD associated with check purchases, consider buying shares by bank wire, U.S. Postal money order, U.S. Treasury check, or Federal Reserve check.
WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at the next NAV, minus any applicable CDSC, calculated after your order is received and accepted by the transfer agent. Note the following:
(small solid bullet) Normally, redemption proceeds will be mailed to you on the next business day, but if making immediate payment could adversely affect a fund, it may take up to seven days to pay you.
(small solid bullet) Shares of Emerging Markets Income, High Yield,
Strategic Income, Government Investment,    Intermediate Bond    , Short
Fixed-Income, High Income Municipal,    Intermediate Municipal Income    ,
   Short-Intermediate Municipal Income, California Municipal Income, and
New York Municipal Income     will earn dividends through the date of
redemption; however, shares redeemed on a Friday or prior to a holiday will continue to earn dividends until the next business day.
(small solid bullet) Each fund may hold payment on redemptions until it is reasonably satisfied that investments made by check have been collected, which can take up to seven business days.
(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
(small solid bullet) If you sell shares by writing a check and the amount of the check is greater than the value of your account, your check will be returned to you and you may be subject to additional charges.
THE TRANSFER AGENTS RESERVE THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE
of $12.00 from accounts with a value of less than $2,500    with credit
given for maximum front-end sales charge in effect on the valuation date based on the value of the account on that date, subject to an annual maximum charge of $60.00 per shareholder. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts. The fee will not be deducted from retirement accounts (except non-Fidelity prototype retirement accounts), accounts using a systematic investment program, (Network Level I and III) accounts which are maintained through National Securities Clearing Corporation (NSCC), or if total assets in Fidelity mutual funds exceed $50,000. Eligibility for the $50,000 waiver is determined by aggregating Fidelity mutual fund accounts (excluding contractual plans) maintained (i) by FIIOC (ii) by State Street, and (iii) through NSCC; provided those accounts are registered under the same primary social security number.
IF YOUR NON-RETIREMENT ACCOUNT BALANCE FALLS BELOW $1,000, you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, the transfer agent reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV, minus any applicable CDSC, on the day your account is closed.
THE TRANSFER AGENT MAY CHARGE A FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.
FDC will, at its expense, provide promotional incentives such as sales contests and luxury trips to investment professionals who support the sale of shares of the funds. In some instances, these incentives will be offered only to certain types of investment professionals, such as bank-affiliated or non-bank affiliated broker-dealers, or to investment professionals whose representatives provide services in connection with the sale or expected sale of significant amounts of shares.
EXCHANGE RESTRICTIONS
As a shareholder, you have the privilege of exchanging Class A or Class B shares of a fund for the same class of shares of other Fidelity Advisor
funds    at NAV    ; Class A shares for Initial Class shares of Daily Money
Fund: U.S. Treasury Portfolio or Daily Money Fund: Money Market Portfolio, or shares of Daily Tax-Exempt Money Fund; and Class B shares for Class B shares of Daily Money Fund: U.S. Treasury Portfolio.
(small solid bullet) The fund you are exchanging into must be registered for sale in your state.
(small solid bullet) You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number. (small solid bullet) Before exchanging into a fund, read its prospectus.
(small solid bullet)    If you have held Class A shares of Short
Fixed-Income or Short-Intermediate Municipal Income for less than six months and you exchange into Class A of another Advisor fund, you pay the difference between that fund's Class A front-end sales charge and any Class A front-end sales charge you may have previously paid in connection with the shares you are exchanging.
(small solid bullet) Exchanges may have tax consequences for you.
(small solid bullet) Because excessive trading can hurt fund performance and shareholders, each fund reserves the right to temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the fund per calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the four exchange limit.
(small solid bullet) Each fund reserves the right to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
(small solid bullet) Any exchanges of Class A or Class B shares are not subject to a CDSC.
(small solid bullet) Your exchanges may be restricted or refused if a fund receives or anticipates simultaneous orders affecting significant portions of the fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a fund.
Although the funds will attempt to give you prior notice whenever they are reasonably able to do so, they may impose these restrictions at any time. The funds reserve the right to terminate or modify the exchange privilege in the future.
SALES CHARGE REDUCTIONS AND WAIVERS
The front-end sales charge will be reduced for purchases of Class A shares according to the Sales Charge Schedule shown on page __ if your purchase qualifies for one of the following reduction plans. Please refer to the funds' SAI for more details about each plan or call your investment professional.
If you purchased your shares through a broker-dealer or insurance representative, call 1-800-522-7297. If you purchased your shares through a bank representative, call 1-800-843-3001.
Your purchases and existing balances of Class B shares may be included in the following programs for purposes of qualifying for a Class A front-end sales charge reduction.
QUANTITY DISCOUNTS apply to purchases of Class A shares of a single Fidelity Advisor fund or to combined purchases of Class A and Class B shares of any Fidelity Advisor fund, and to purchases of Initial Class shares and Class B shares of Daily Money Fund: U.S. Treasury Portfolio, Initial Class shares of Daily Money Fund: Money Market Portfolio, and shares of Daily Tax-Exempt Money Fund acquired by exchange from any Fidelity Advisor fund. The minimum investment eligible for a quantity
discount is $50,000,    except that the minimum for the Short-Term Bond
Funds is $500,000.
To qualify for a quantity discount, investing in a fund's Class A shares for several accounts at the same time will be considered a single transaction (Combined Purchase), as long as shares are purchased through
one Investment Professional and the total is at least $50,000 (   or at
least $500,000 for the Short-Term Bond Funds).
RIGHTS OF ACCUMULATION let you determine your front-end sales charge on Class A shares by adding to your new purchase of Class A shares the value of all of the Fidelity Advisor fund Class A and Class B shares held by you, your spouse, and your children under age 21. You can also add the value of Initial Class shares and Class B shares of Daily Money Fund: U.S. Treasury Portfolio, Initial Class shares of Daily Money Fund: Money Market Portfolio, and shares of Daily Tax-Exempt Money Fund acquired by exchange from any Fidelity Advisor fund.
A LETTER OF INTENT (the Letter) lets you receive the same reduced front-end sales charge on purchases of Class A shares made during a 13-month period as if the total amount invested during the period had been invested in a single lump sum. (see Quantity Discounts above.) You must file your non-binding Letter with the transfer agent within 90 days of the start of your purchases. Your initial investment must be at least 5% of the amount you plan to invest. Out of the initial investment, 5% of the dollar amount specified in the Letter will be registered in your name and held in escrow. You will earn income dividends and capital gain distributions on escrowed Class A shares. Neither income dividends nor capital gain distributions reinvested in additional Class A or Class B shares will apply toward completion of the Letter. The escrow will be released when your purchase of the total amount has been completed. You are not obligated to complete the Letter, and in such a case, sufficient escrowed Class A shares will be redeemed to pay any applicable front-end sales charges.
A FRONT-END SALES CHARGE WILL NOT APPLY TO THE FOLLOWING CLASS A SHARES:
1. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of investment professionals having agreements with FDC;
2. Purchased by a current or former trustee or officer of a Fidelity fund or a current or retired officer, director or regular employee of FMR Corp. or its direct or indirect subsidiaries (a Fidelity trustee or employee), the spouse of a Fidelity trustee or employee, a Fidelity trustee or employee acting as custodian for a minor child, or a person acting as trustee of trust for the sole benefit of the minor child of a Fidelity trustee or employee;
3. Purchased by a charitable organization (as defined in Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more;
4. Purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined in Section 501(c)(3) of the Internal Revenue Code);
5. Purchased for a Fidelity or Fidelity Advisor IRA account with the proceeds of a distribution (i) from an employee benefit plan that qualified for waiver (11) or had a minimum of $3 million in plan assets invested in Fidelity funds; or (ii) from an insurance company separate account qualifying under (6) below, or used to fund annuity contracts purchased by employee benefit plans having in the aggregate at least $3 million in plan assets invested in Fidelity funds;
6. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans which, in the aggregate, have more than 200 eligible employees or a minimum of $1 million in plan assets invested in Fidelity Advisor funds;
7. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;
8. Purchased with redemption proceeds from other mutual fund complexes on which you have previously paid a front-end sales charge or CDSC;
9. Purchased by a trust institution or bank trust department (excluding assets described in (11) and (12) below) that has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing restrictions. Assets managed by third parties do not qualify for this waiver;
10. Purchased for use in a broker-dealer managed account program, provided the broker-dealer has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions. Employee benefit plans assets do not qualify for this waiver;
11. Purchased as part of an employee benefit plan having more than (i) 200 eligible employees or a minimum of $1 million of plan assets invested in Fidelity Advisor funds; or (ii) 25 eligible employees or $250,000 of plan assets invested in Fidelity Advisor funds that subscribe to the Advisor Retirement Connection or similar FIIS-sponsored program;
12. Purchased as part of an employee benefit plan through an intermediary that has signed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions; or
13. Purchased on a discretionary basis by a registered investment advisor which is not part of an organization primarily engaged in the brokerage business, that has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions. Employee benefit plan assets do not qualify for this waiver.
14.     Purchased with the proceeds from Fidelity Defined Trusts.
In order to continue to qualify for waivers (9), (10) and (13), eligible investors with existing Class A accounts will be required to sign and comply with a participation agreement. Eligible investors that do not meet revised asset requirements specified in the Participation Agreement will be allowed to continue investing in Class A shares under the terms of their current relationship until June 30, 1997, after which they will be prevented from making new or subsequent purchases in Class A load waived, except that employee benefit plans will be permitted to make additional purchases of Class A shares load waived.
You must notify FDC in advance if you qualify for a front-end sales charge waiver. Employee benefit plan investors must meet additional requirements specified in the funds' SAI.
If you have authorized a broker-dealer or investment adviser to make investment decisions for you, or if you are investing through a trust department, you may qualify to purchase either Class A shares without a sales charge (as described in (9), (10) and (13), above) or Institutional Class shares. Because Institutional Class shares have no sales charge, and do not pay a distribution fee or a shareholder service fee, Institutional Class shares are expected to have a higher total return than Class A or Class B shares. Contact your investment professional to discuss if you qualify.
THE CDSC ON CLASS B SHARES MAY BE WAIVED:
1. In cases of disability or death, provided that Class B shares are redeemed within one year following the death or the initial determination of disability; or
2. In connection with a total or partial redemption related to certain distributions from retirement plans or accounts.
Your investment professional should call Fidelity for more information.
APPENDIX A
DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS:
AAA - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in the Aaa securities.
A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
BAA - Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
BA - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. CAA - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
CA - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C - Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category. Those bonds in the Aa, A, Baa, Ba, and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, and B1.
DESCRIPTION OF S&P'S CORPORATE BOND RATINGS:
AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.
AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.
A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.
BB - Debt rate BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB - rating.
B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB- rating.
CCC - Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B - rating.
CC - The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.
C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.
CI - The rating CI is reserved for income bonds on which no interest is being paid.
D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.
The ratings from AA to CCC may be modified by the addition of a plus or minus to show relative standing within the major rating categories.
No dealer, sales representative or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related SAI, in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC . This Prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell or to buy shares of the funds to any person to whom it is unlawful to make such offer.
   APPENDIX B
OVERSEAS - CLASS A

Calendar year total returns                                   1990   1991   1992   1993   1994   1995

OVERSEAS - CLASS A

Lipper International Funds AverageA



Percentage (%)
Row: 1, Col: 1, Value: 0.0
Row: 2, Col: 1, Value: 0.0
Row: 3, Col: 1, Value: 0.0
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) OVERSEAS - CLASS A
       E   QUITY GROWTH - CLASS A

Calendar year total returns    1986   1987   1988   1989   1990   1991   1992   1993   1994   1995

EQUITY GROWTH - CLASS A

Lipper Growth Funds AverageB



Percentage (%)
Row: 1, Col: 1, Value: 0.0
Row: 2, Col: 1, Value: 0.0
Row: 3, Col: 1, Value: 0.0
Row: 4, Col: 1, Value: 0.0
Row: 5, Col: 1, Value: 0.0
Row: 6, Col: 1, Value: 0.0
Row: 7, Col: 1, Value: 0.0
Row: 8, Col: 1, Value: 0.0
Row: 9, Col: 1, Value: 0.0
Row: 10, Col: 1, Value: 0.0
(LARGE SOLID BOX) EQUITY GROWTH - CLASS A
   GLOBAL RESOURCES - CLASS A

Calendar year total returns                   1988   1989   1990   1991   1992   1993   1994   1995

GLOBAL RESOURCES - CLASS A

Lipper Natural Resources Funds
AverageC



Percentage (%)
Row: 1, Col: 1, Value: 0.0
Row: 2, Col: 1, Value: 0.0
Row: 3, Col: 1, Value: 0.0
Row: 4, Col: 1, Value: 0.0
Row: 5, Col: 1, Value: 0.0
Row: 6, Col: 1, Value: 0.0
Row: 7, Col: 1, Value: 0.0
Row: 8, Col: 1, Value: 0.0
Row: 9, Col: 1, Value: 0.0
Row: 10, Col: 1, Value: 0.0
(LARGE SOLID BOX) GLOBAL RESOURCES - CLASS A
   GROWTH OPPORTUNITIES - CLASS A

Calendar year total returns                        1988   1989   1990   1991   1992   1993   1994   1995

GROWTH OPPORTUNITIES - CLASS A

Lipper Growth Funds AverageB



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) GROWTH OPPORTUNITIES - CLASS
A
   STRATEGIC OPPORTUNITIES - CLASS A

Calendar year total returns         1986   1987   1988   1989   1990   1991   1992   1993   1994   1995

STRATEGIC OPPORTUNITIES - CLASS A

Lipper Growth Funds AverageB



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) STRATEGIC OPPORTUNITIES -
CLASS A
   EQUITY INCOME - CLASS A

Calendar year total returns           1986   1987   1988   1989   1990   1991   1992   1993   1994   1995

EQUITY INCOME - CLASS A

Lipper Equity Income Funds AverageD



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) EQUITY INCOME - CLASS A
   INCOME & GROWTH - CLASS A

Calendar year total returns            1987   1988   1989   1990   1991   1992   1993   1994   1995

INCOME & GROWTH - CLASS A

Lipper Balanced Funds AverageE



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) INCOME & GROWTH - CLASS A
   EMERGING MARKETS INCOME - CLASS A

Calendar year total returns                                                                  1994   1995

EMERGING MARKETS INCOME - CLASS
A

Lipper General World Income Funds AverageF

Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) EMERGING MARKETS INCOME
CLASS A
   HIGH YIELD - CLASS A

Calendar year total returns              1987   1988   1989   1990   1991   1992   1993   1994   1995

HIGH YIELD - CLASS A

Lipper High Current Yield Funds
AverageG

Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) HIGH YIELD - CLASS A
   STRATEGIC INCOME- CLASS A

Calendar year total returns                                                          1994   1995

STRATEGIC INCOME - CLASS A

Lipper General Bond Funds AverageH

Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) STRATEGIC INCOME - CLASS A
   GOVERNMENT INVESTMENT - CLASS A

Calendar year total returns             1987   1988   1989   1990   1991   1992   1993   1994   1995

GOVERNMENT INVESTMENT - CLASS A

Lipper General U.S. Government
Bond Funds AverageI

Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) GOVERNMENT INVESTMENT -
CLASS A
   INTERMEDIATE BOND - CLASS A

Calendar year total returns             1986   1987   1988   1989   1990   1991   1992   1993   1994   1995

INTERMEDIATE BOND - CLASS A

Lipper Intermediate Investment Grade
Bond Funds AverageJ

Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) INTERMEDIATE BOND - CLASS A
   SHORT FIXED-INCOME - CLASS A

Calendar year total returns                1987   1988   1989   1990   1991   1992   1993   1994   1995

SHORT FIXED-INCOME - CLASS A

Lipper Short Investment Grade Bond
Funds AverageK

Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) SHORT FIXED-INCOME - CLASS A
   HIGH INCOME MUNICIPAL - CLASS A

Calendar year total returns               1987   1988   1989   1990   1991   1992   1993   1994   1995

HIGH INCOME MUNICIPAL - CLASS A

Lipper High Yield Municipal Bond
Funds
AverageL



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) HIGH INCOME MUNICIPAL -
CLASS A
   INTERMEDIATE MUNICIPAL INCOME - CLASS A

Calendar year total returns          1986   1987   1988   1989   1990   1991   1992   1993   1994   1995

INTERMEDIATE MUNICIPAL INCOME -
CLASS A

Lipper Intermediate Municipal Bond
Funds AverageM



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) INTERMEDIATE MUNICIPAL
INCOME - CLASS A
   SHORT-INTERMEDIATE MUNICIPAL INCOME - CLASS A

Calendar year total returns                                                          1994   1995

SHORT-INTERMEDIATE MUNICIPAL
INCOME - CLASS A

Lipper Short Municipal Debt Funds
AverageN



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) SHORT-INTERMEDIATE MUNICIPAL
INCOME - CLASS A
   NEW YORK MUNICIPAL INCOME - CLASS A

Calendar year total returns                                                          1994   1995

NEW YORK MUNICIPAL INCOME - CLASS
A

Lipper New York Municipal Bond
Funds AverageO



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) NEW YORK MUNICIPAL INCOME -
CLASS A
   OVERSEAS - CLASS B

Calendar year total returns                                   1990   1991   1992   1993   1994   1995

OVERSEAS - CLASS B

Lipper International Funds AverageA



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) OVERSEAS - CLASS B
   GLOBAL RESOURCES - CLASS B

Calendar year total returns                   1988   1989   1990   1991   1992   1993   1994   1995

GLOBAL RESOURCES - CLASS B

Lipper Natural Resources Funds
AverageC



Percentage (%)
Row: 1, Col: 1, Value: 0.0
Row: 2, Col: 1, Value: 0.0
Row: 3, Col: 1, Value: 0.0
Row: 4, Col: 1, Value: 0.0
Row: 5, Col: 1, Value: 0.0
Row: 6, Col: 1, Value: 0.0
Row: 7, Col: 1, Value: 0.0
Row: 8, Col: 1, Value: 0.0
Row: 9, Col: 1, Value: 0.0
Row: 10, Col: 1, Value: 0.0
(LARGE SOLID BOX) GLOBAL RESOURCES - CLASS B
   STRATEGIC OPPORTUNITIES - CLASS B

Calendar year total returns         1986   1987   1988   1989   1990   1991   1992   1993   1994   1995

STRATEGIC OPPORTUNITIES - CLASS B

Competitive Funds Average

Lipper Growth Funds AverageB



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) STRATEGIC OPPORTUNITIES -
CLASS B
   EQUITY INCOME - CLASS B

Calendar year total returns           1986   1987   1988   1989   1990   1991   1992   1993   1994   1995

EQUITY INCOME - CLASS B

Lipper Equity Income Funds AverageD



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) EQUITY INCOME - CLASS B
   EMERGING MARKETS INCOME - CLASS B

Calendar year total returns                                                                  1994   1995

EMERGING MARKETS INCOME - CLASS
B

Lipper General World Income Funds AverageF

Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) EMERGING MARKETS INCOME -
CLASS B
   HIGH YIELD- CLASS B

Calendar year total returns                      1987   1988   1989   1990   1991   1992   1993   1994   1995

HIGH YIELD - CLASS B

Lipper High Current Yield Funds AverageG

Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) HIGH YIELD - CLASS B
   STRATEGIC INCOME- CLASS B

Calendar year total returns                                                          1994   1995

STRATEGIC INCOME - CLASS B

Lipper General Bond Funds AverageH

Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) STRATEGIC INCOME - CLASS B
   GOVERNMENT INVESTMENT - CLASS B

Calendar year total returns             1987   1988   1989   1990   1991   1992   1993   1994   1995

GOVERNMENT INVESTMENT - CLASS B

Lipper General U.S. Government
Bond Funds AverageI

Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) GOVERNMENT INVESTMENT -
CLASS B
   INTERMEDIATE BOND - CLASS B

Calendar year total returns             1986   1987   1988   1989   1990   1991   1992   1993   1994   1995

INTERMEDIATE BOND - CLASS B

Lipper Intermediate Investment Grade
Bond Funds AverageJ

Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) INTERMEDIATE BOND - CLASS B
   HIGH INCOME MUNICIPAL - CLASS B

Calendar year total returns               1987   1988   1989   1990   1991   1992   1993   1994   1995

HIGH INCOME MUNICIPAL - CLASS B

Lipper High Yield Municipal Bond
Funds
AverageL



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) HIGH INCOME MUNICIPAL -
CLASS B
   INTERMEDIATE MUNICIPAL INCOME - CLASS B

Calendar year total returns          1986   1987   1988   1989   1990   1991   1992         1994   1995

INTERMEDIATE MUNICIPAL INCOME -
CLASS B

Lipper Intermediate Municipal Bond
Funds AverageM



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) INTERMEDIATE MUNICIPAL
INCOME - CLASS B
   NEW YORK MUNICIPAL INCOME - CLASS B

Calendar year total returns                                                                1995

NEW YORK MUNICIPAL INCOME - CLASS
B

Lipper New York Municipal Bond
Funds AverageO



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) NEW YORK MUNICIPAL INCOME -
CLASS B
   [A] THE LIPPER INTERNATIONAL FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER __ MUTUAL FUNDS WITH SIMILAR OBJECTIVES
[B] THE LIPPER GROWTH FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER __ MUTUAL FUNDS WITH SIMILAR OBJECTIVES
[C] THE LIPPER NATURAL RESOURCES FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER __ MUTUAL FUNDS WITH SIMILAR OBJECTIVES
[D] THE LIPPER EQUITY INCOME FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER __ MUTUAL FUNDS WITH SIMILAR OBJECTIVES
[E] THE LIPPER BALANCED FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER __ MUTUAL FUNDS WITH SIMILAR OBJECTIVES
[F] THE LIPPER GENERAL WORLD INCOME FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER __ MUTUAL FUNDS WITH SIMILAR OBJECTIVES
[G] THE LIPPER HIGH CURRENT YIELD FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER __ MUTUAL FUNDS WITH SIMILAR OBJECTIVES
[H] THE LIPPER GENERAL BOND FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER __ MUTUAL FUNDS WITH SIMILAR OBJECTIVES
[I] THE LIPPER GENERAL U.S. GOVERNMENT BOND FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER __ MUTUAL FUNDS WITH SIMILAR OBJECTIVES [J] THE LIPPER INTERMEDIATE INVESTMENT GRADE BOND FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER __ MUTUAL FUNDS WITH SIMILAR OBJECTIVES KI] THE LIPPER SHORT INVESTMENT GRADE BOND FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER __ MUTUAL FUNDS WITH SIMILAR OBJECTIVES
[L] THE LIPPER HIGH YIELD MUNICIPAL BOND FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER __ MUTUAL FUNDS WITH SIMILAR OBJECTIVES
[M] THE LIPPER INTERMEDIATE MUNICIPAL BOND FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER __ MUTUAL FUNDS WITH SIMILAR OBJECTIVES
[N] THE LIPPER SHORT MUNICIPAL DEBT FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER __ MUTUAL FUNDS WITH SIMILAR OBJECTIVES
[O] THE LIPPER NEW YORK MUNICIPAL BOND FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER __ MUTUAL FUNDS WITH SIMILAR OBJECTIVES



FIDELITY ADVISOR INSTITUTIONAL CLASS PROSPECTUS

CROSS REFERENCE SHEET
FORM N-1A

ITEM NUMBER   PROSPECTUS SECTION


1            ..............................   Cover Page

2     a      ..............................   Expenses

      b, c   ..............................   *

3     a      ..............................   **

      b      ..............................   **

      c      ..............................   Performance

      d      ..............................   Cover Page

4     a      i.............................   Charter

             ii...........................    Investment Principles and Risks; Securities and
                                              Investment Practices

      b      ..............................   Securities and Investment Practices

      c      ..............................   Who May Want to Invest; Investment Principles
                                              and Risks; Securities and Investment Practices

5     a      ..............................   Charter

      b      i.............................   Cover Page; Charter

             ii...........................    FMR and Its Affiliates; Charter; Breakdown of
                                              Expenses

             iii..........................    Expenses; Breakdown of Expenses

      c      ..............................   FMR and Its Affiliates

      d      ..............................   Charter; Breakdown of Expenses; Cover Page;
                                              FMR and Its Affiliates

      e      ..............................   FMR and its Affiliates; Breakdown of Expenses

      f      ..............................   Expenses

      g      ..............................   Expenses; FMR and Its Affiliates

5     A      ..............................   *

6     a      i.............................   Charter

             ii...........................    How to Buy Shares; How to Sell Shares; Investor
                                              Services; Transaction Details; Exchange
                                              Restrictions

             iii..........................    *

      b      .............................    FMR and Its Affiliates

      c      ..............................   Charter

      d      ..............................   Cover Page; Charter

      e      ..............................   Cover Page; How to Buy Shares; How to Sell
                                              Shares; Investor Services; Exchange Restrictions

      f, g   ..............................   Dividends, Capital Gains, and Taxes

7     a      ..............................   Charter; Cover Page

      b      ..............................   How to Buy Shares; Transaction Details

      c      ..............................   *

      d      ..............................   How to Buy Shares

      e      ..............................   Transaction Details; Breakdown of Expenses

      f      ..............................   Breakdown of Expenses

8            ..............................   How to Sell Shares; Investor Services; Transaction
                                              Details; Exchange Restrictions

9            ..............................   *


*   Not Applicable
** To be Filed by Subsequent Amendment

FIDELITY ADVISOR FUNDS
INSTITUTIONAL CLASS
Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how each fund invests and the services available to shareholders.
To learn more about each fund and its investments, you can obtain a copy of the applicable fund's most recent financial report and portfolio listing or a copy of the Statement of Additional Information (SAI) dated February 26, 1996. The SAI has been filed with the Securities and Exchange Commission
(SEC) and is incorporated herein by reference (legally forms a part of the prospectus). For a free copy of either document, contact Fidelity Distributors Corporation (FDC), 82 Devonshire Street, Boston, MA 02109, or your investment professional.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR
OBLIGATIONS OF, OR GUARANTEED BY, ANY
DEPOSITORY INSTITUTION. SHARES ARE NOT
INSURED BY THE FDIC, FEDERAL RESERVE
BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT
TO INVESTMENT RISKS, INCLUDING POSSIBLE
LOSS OF PRINCIPAL AMOUNT INVESTED.
EMERGING MARKETS INCOME, HIGH YIELD, STRATEGIC INCOME, AND HIGH INCOME MUNICIPAL MAY EACH INVEST WITHOUT LIMITATION IN LOWER-QUALITY DEBT SECURITIES, SOMETIMES CALLED "JUNK BONDS." INVESTORS SHOULD CONSIDER THAT THESE SECURITIES CARRY GREATER RISKS, SUCH AS THE RISK OF DEFAULT, THAN OTHER DEBT SECURITIES. REFER TO "INVESTMENT PRINCIPLES AND RISKS" ON PAGE 13 FOR FURTHER INFORMATION.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES
HAVE NOT BEEN APPROVED OR DISAPPROVED
BY THE SECURITIES AND EXCHANGE
COMMISSION OR ANY STATE SECURITIES
COMMISSION, NOR HAS THE SECURITIES AND
EXCHANGE COMMISSION OR ANY STATE
SECURITIES COMMISSION PASSED UPON THE
ACCURACY OR ADEQUACY OF THIS
PROSPECTUS. ANY REPRESENTATION TO THE
CONTRARY IS A CRIMINAL OFFENSE.
ACOMI-pro-296
GROWTH FUNDS:
Fidelity Advisor Overseas Fund
   Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund (formerly Advisor Equity Portfolio
Growth)
Fidelity Advisor Global Resources Fund
Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Strategic Opportunities Fund
   Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS:
Fidelity Advisor Equity Income Fund
Fidelity Advisor Income & Growth Fund
TAXABLE INCOME FUNDS:
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Government Investment Fund
   Fidelity Advisor Intermediate Bond Fund (formerly Advisor Limited Term Bond Fund)
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS:
Fidelity Advisor High Income Municipal Fund
   Fidelity Advisor Intermediate Municipal Income Fund (formerly Advisor Limited Term Tax-Exempt Fund)
Fidelity Advisor Short-Intermediate Municipal Income Fund (formerly Advisor Short-Intermediate Tax-Exempt Fund)
   STATE MUNICIPAL FUNDS:
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund (formerly Advisor New York Tax-Free Fund)
PROSPECTUS
FEBRUARY 26, 1996(FIDELITY_LOGO_GRAPHIC) 82 DEVONSHIRE STREET, BOSTON, MA
02109
CONTENTS



KEY FACTS                         WHO MAY WANT TO INVEST

                                  EXPENSES Institutional Class's yearly operating expenses.

                                  FINANCIAL HIGHLIGHTS A summary of each fund's financial
                                  data.

                                  PERFORMANCE How each fund has done over time.

THE FUNDS IN DETAIL               CHARTER How each fund is organized.

                                  INVESTMENT PRINCIPLES AND RISKS Each fund's overall
                                  approach to investing.

                                  BREAKDOWN OF EXPENSES How operating costs are calculated and what they include.

YOUR ACCOUNT                      TYPES OF ACCOUNTS Different ways to set up your
                                  account, including tax-sheltered retirement plans.

                                  HOW TO BUY SHARES Opening an account and making additional investments.

                                  HOW TO SELL SHARES Taking money out and closing your
                                  account.

                                  INVESTOR SERVICES  Services to help you manage your
                                  account.

SHAREHOLDER AND                   DIVIDENDS, CAPITAL GAINS, AND TAXES
ACCOUNT POLICIES

                                  TRANSACTION DETAILS Share price calculations and the
                                  timing of purchases and redemptions.

                                  EXCHANGE RESTRICTIONS

                                  APPENDIX A

                         36              APPENDIX  B


KEY FACTS


WHO MAY WANT TO INVEST
Institutional Class shares are offered through this prospectus to (i) accounts managed by a bank trust department and other trust institutions,
(ii) accounts managed on a discretionary basis by a broker-dealer and (iii) accounts managed on a discretionary basis by a registered investment advisor (RIA) (collectively, eligible investors). Shares are available only to eligible investors that have signed a participation agreement with FDC. The participation agreement specifies certain aggregate asset minimums and asset qualifications, trading guidelines, marketing restrictions and program requirements.
Eligible investors with existing Institutional Class accounts will be required to sign and comply with a participation agreement in order to purchase additional shares. Such eligible investors that do not meet revised asset requirements specified in the participation agreement will be allowed to continue investing in Institutional Class shares until June 30, 1997, after which they will be prevented from making new or subsequent purchases in Institutional Class, except that employee benefit plans established by the intermediary will be permitted to make ongoing purchases. Shareholders who purchased shares prior to June 30, 1995 but do not fall within (i), (ii) and (iii) above can continue to buy additional shares of Institutional Class.
Overseas, Mid Cap, Equity Growth, Global Resources, Growth Opportunities, Strategic Opportunities, Large Cap, Equity Income, Income & Growth, High Yield, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, and Intermediate Municipal Income are diversified funds. Emerging Markets Income, Strategic Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income are non-diversified funds. Non-diversified funds may invest a greater portion of their assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single issuer could cause greater fluctuations in share value than would occur in a more diversified fund.
Overseas, Mid Cap, Equity Growth, Global Resources, Growth Opportunities, Strategic Opportunities, Large Cap, Equity Income and Income & Growth are designed for investors who are willing to ride out stock market fluctuations in pursuit of potentially high long-term returns. Overseas, Mid Cap, Equity Growth, Global Resources, Growth Opportunities, Strategic Opportunities and Large Cap are designed for investors who want to be invested in the stock market for its long-term growth potential. These funds invest for growth and do not pursue income. Equity Income and Income & Growth are designed for those investors who seek a combination of growth and income from equity and some bond investments.
Emerging Markets Income, High Yield, and Strategic Income are designed for investors who want high current income with some potential for capital growth from a portfolio of debt instruments with a focus on lower-quality debt securities and income-producing equity securities. These funds may be appropriate for long-term, aggressive investors who understand the potential risks and rewards of investing in lower-quality debt securities, including defaulted securities.
Government Investment, Intermediate Bond and Short Fixed-Income are designed for investors who seek high current income from a portfolio of investment-grade debt securities. These funds also invest consistent with consideration of capital preservation.
High Income Municipal, Intermediate Municipal Income and Short-Intermediate Municipal Income are designed for investors in higher tax brackets who seek high current income that is free from federal income tax. Intermediate Municipal Income and Short-Intermediate Municipal Income also invest consistent with consideration of capital preservation. High Income Municipal focuses on lower-quality debt securities and may be appropriate for long-term, aggressive investors who understand the potential risks and rewards of investing in lower-quality debt securities, including defaulted securities.
   California Municipal Income is designed for investors in higher tax brackets who seek high current income that is free from federal and California income taxes. New York Municipal Income is designed for investors in higher tax brackets who seek high current income that is free from federal and New York State and City personal income taxes.
The value of each fund's investments and, as applicable, the income they generate, will vary from day to day, and generally reflect changes in market conditions, interest rates and other company, political, and economic news. In the short term, stock prices can fluctuate dramatically in response to these factors. The securities of small, less well-known companies may be more volatile than those of larger companies. The value of bonds fluctuates based on changes in interest rates and in the credit quality of the issuer. Over time, however, stocks, although more volatile, have shown greater growth potential than other types of securities. Investments in foreign securities may involve risks in addition to those of U.S. investments, including increased political and economic risk, as well as exposure to currency fluctuations.
The investments of Strategic Income, Government Investment, Intermediate Bond, and Short Fixed-Income are also subject to prepayments, which can lower a fund's yield, particularly in periods of declining interest rates. In addition, Overseas, Global Resources, Emerging Markets Income and Strategic Income may also be appropriate for investors who want to pursue their investment goals in markets outside of the United States. By including international investments in your portfolio, you can achieve additional diversification and participate in growth opportunities around the world.
Each fund is not in itself a balanced investment plan. You should consider your investment objective and tolerance for risk when making an investment decision. When you sell your fund shares, they may be worth more or less than what you paid for them.
Each fund is composed of multiple classes of shares. Each class of a fund has a common investment objective and investment portfolio. Class A shares have a front-end sales charge and pay a distribution fee. Class B shares do not have a front-end sales charge, but do have a contingent deferred sales charge (CDSC), and pay a distribution fee and a shareholder service fee. Because Institutional Class shares have no sales charge, and do not pay a distribution fee or a shareholder service fee, Institutional Class shares are expected to have a higher total return than Class A or Class B shares. You may obtain more information about Class A and Class B shares, which are not offered through this prospectus, by calling 1-800-843-3001 or from your investment professional.
EXPENSES
SHAREHOLDER TRANSACTION EXPENSES are charges you pay when you buy, sell, or hold Institutional Class shares of a fund.
Maximum sales charge on purchases and   None
reinvested distributions

Maximum deferred sales   None
charge

Redemption fee   None

Exchange fee   None

Annual account maintenance fee   $12.0
(for accounts under $2,500)      0

 ANNUAL OPERATING EXPENSES are paid out of each fund's assets. Each fund pays a management fee to Fidelity Management & Research Company (FMR) that, for Overseas, Mid Cap, Growth Opportunities, Strategic Opportunities, and Large Cap, varies based on performance, and incurs other expenses for services such as maintaining shareholder records and furnishing shareholder statements and financial reports.
Institutional Class's expenses are factored into its share price or dividends and are not charged directly to shareholder accounts (see "Breakdown of Expenses" on page ).
The following are projections based on estimated or historical expenses adjusted for current fees of the Institutional Class of each fund, and are calculated as a percentage of average net assets of the Institutional Class of each fund. A portion of the brokerage commissions that certain of the funds paid was used to reduce other expenses. Including this reduction, the total operating expenses would have been __% for Overseas; __% for Equity Growth; __% for Global Resources; __% for Growth Opportunities; __% for Strategic Opportunities; __% for Equity Income; __% for Income & Growth; and __% for High Yield.
EXPENSE TABLE EXAMPLE: You would pay the following expenses on a $1,000 investment in Institutional Class shares, assuming a 5% annual return and full redemption at the end of each time period:
THESE EXAMPLES ILLUSTRATE THE EFFECT OF EXPENSES, BUT ARE NOT MEANT TO SUGGEST ACTUAL OR EXPECTED COSTS OR RETURNS, ALL OF WHICH MAY VARY.
       EQUITY FUNDS

      Operating Expenses         Examples

OVERSEAS               Management fee                    After 1
                                                         year

                       12b-1 fee (Distribution    None   After 3
                       fee)                              years

                       Other expenses

                       Total operating expenses

   MID CAP             Management fee                    After 1
                                                         year

                       12b-1 fee (Distribution    None   After 3
                       fee)                              years

                       Other expenses  [A]

                       Total operating expenses

   E    QUITY GROWTH   Management fee(after              After 1
                       reimbursement)                    year

                       12b-1 fee (Distribution    None   After 3
                       fee)                              years

                       Other expenses                    After 5
                                                         years

                       Total operating expenses          After 10
                                                         years

GLOBAL RESOURCES       Management fee                    After 1
                                                         year

                       12b-1 fee (Distribution    None   After 3
                       fee)                              years

                       Other expenses

                       Total operating expenses

GROWTH OPPORTUNITIES   Management fee                    After 1
                                                         year

                       12b-1 fee (Distribution           After 3
                       fee)                              years

                       Other expenses

                       Total operating expenses

STRATEGIC OPPORTUNITIES   Management fee                    After 1
                                                            year

                          12b-1 fee (Distribution    None   After 3
                          fee)                              years

                          Other expenses

                          Total operating expenses

   LARGE CAP              Management fee                    After 1
                                                            year

                          12b-1 fee (Distribution    None   After 3
                          fee)                              years

                          Other expenses  [A]

                          Total operating expenses

EQUITY INCOME             Management fee                    After 1
                                                            year

                          12b-1 fee (Distribution    None   After 3
                          fee)                              years

                          Other expenses                    After 5
                                                            years

                          Total operating expenses          After 10
                                                            years

INCOME & GROWTH           Management fee                    After 1
                                                            year

                          12b-1 fee (Distribution    None   After 3
                          fee)                              years

                          Other expenses

                          Total operating expenses


       TAXABLE INCOME FUNDS

      Operating Expenses         Examples

EMERGING MARKETS INCOME    Management fee                    After 1
                                                             year

                           12b-1 fee (Distribution    None   After 3
                           fee)                              years

                           Other expenses  (after
                           reimbursement)

                           Total operating expenses

HIGH YIELD                 Management fee                    After 1
                                                             year

                           12b-1 fee (Distribution    None   After 3
                           fee)                              years

                           Other expenses

                           Total operating expenses

STRATEGIC INCOME           Management fee                    After 1
                                                             year

                           12b-1 fee (Distribution    None   After 3
                           fee)                              years

                           Other expenses  (after
                           reimbursement)

                           Total operating expenses

GOVERNMENT INVESTMENT      Management fee                    After 1
                                                             year

                           12b-1 fee (Distribution    None   After 3
                           fee)                              years

                           Other expenses  (after
                           reimbursement)

                           Total operating expenses

   INTERMEDIATE BOND       Management fee                    After 1
                                                             year

                           12b-1 fee (Distribution    None   After 3
                           fee)                              years

                           Other expenses                    After 5
                                                             years

                           Total operating expenses          After 10
                                                             years

SHORT FIXED-INCOME         Management fee                    After 1
                                                             year

                           12b-1 fee (Distribution    None   After 3
                           fee)                              years

                           Other expenses  (after
                           reimbursement)

                           Total operating expenses

       MUNICIPAL FUNDS

      Operating Expenses         Examples


HIGH INCOME MUNICIPAL                        Management fee                    After 1
                                                                               year

                                             12b-1 fee (Distribution    None   After 3
                                             fee)                              years

                                             Other expenses  (after
                                             reimbursement)

                                             Total operating expenses

   I    NTERMEDIATE MUNICIPAL INCOME         Management fee                    After 1
                                                                               year

                                             12b-1 fee (Distribution    None   After 3
                                             fee)                              years

                                             Other expenses  (after            After 5
                                             reimbursement)                    years

                                             Total operating expenses          After 10
                                                                               years

   SH    ORT-INTERMEDIATE MUNICIPAL INCOME   Management fee                    After 1
                                                                               year

                                             12b-1 fee (Distribution    None   After 3
                                             fee)                              years

                                             Other expenses  (after
                                             reimbursement)

                                             Total operating expenses


       STATE MUNICIPAL FUNDS

      Operating Expenses         Examples


   C    ALIFORNIA MUNICIPAL INCOME   Management fee                    After 1    $
                                                                       year

                                     12b-1 fee (Distribution    None   After 3    $
                                     fee)                              years

                                     Other expenses  (after                       $
                                     reimbursement)[A]

                                     Total operating expenses                     $

   N    EW YORK MUNICIPAL INCOME     Management fee                    After 1    $
                                                                       year

                                     12b-1 fee (Distribution    None   After 3    $
                                     fee)                              years

                                     Other expenses  (after                       $
                                     reimbursement) [A]

                                     Total operating expenses                     $


[A] PROJECTIONS ARE BASED ON ESTIMATED EXPENSES FOR FIRST YEAR.


FMR has voluntarily agreed to reimburse the Institutional Class of certain funds to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, and extraordinary expenses) as a percentage of its average net assets exceed the following: __% for Overseas; __% for Global Resources; __% for Income & Growth; __% for High Yield; __% for Strategic Income; __% for Government Investment; __% for Intermediate Bond; __% for Short-Fixed Income; __% for High Income Municipal; __% for Intermediate Municipal Income; __% for Short-Intermediate Municipal Income; __% for California Muncipal Income; and __% for New York Muncipal Income. If these agreements were not in effect, other expenses of the Institutional Class would have been the following amounts, as a percentage of average net assets, __% for Overseas; ___% for Global Resources; ___% for Income & Growth; __% for High Yield; __% for Strategic Income; __% for Government Investment; __% for Intermediate Bond; __% for Short-Fixed Income; __% for High Income Municipal; __% for Intermediate Municipal Income; __% for Short-Intermediate Municipal Income; __% for California Muncipal Income; and __% for New York Muncipal Income.
FINANCIAL HIGHLIGHTS
The financial highlights tables that follow and each fund's financial statements are included in each fund's Annual Report and have been audited by ____________, or___________ , (Overseas). Their reports on the financial statements and financial highlights are included in each Annual Report. The financial statements, the financial highlights, and the reports are incorporated by reference into the funds' SAI, which may be obtained free of charge from FDC or your investment professional.
[THE FINANCIAL HIGHLIGHTS TABLES WILL BE FILED BY SUBSEQUENT AMENDMENT.] PERFORMANCE
Mutual fund performance is commonly measured as TOTAL RETURN and/or YIELD.
   For Overseas, Global Resources, Growth Opportunities, Income & Growth, High Yield, Government Investment, Short Fixed-Income, High Income Municipal, California Municipal Income and New York Municipal Income the fiscal year runs from November 1 to October 31. For Mid Cap, Equity Growth, Large Cap, Equity Income, Intermediate Bond, Intermediate Municipal Income, and Short-Intermediate Municipal Income the fiscal year runs from December 1 to November 30. For Strategic Income, Strategic Opportunities, and Emerging Markets Income, the fiscal year runs from January 1 to December 31. The tables below show the funds' performance history compared to a measure of inflation. Mid Cap, Large Cap, and California Municipal Income are expected to commence operations on or about February 26, 1996.
For additional perf    ormance information, see Appendix B beginning on
page ___.
       GROW   TH FUNDS - INSTITUTIONAL CLASS

      Average Annual Total Return   Cumulative Total Return


                                     Past 1 year   Past 5 years   10               Past 1 year   Past 5 years   Life of fund
                                                                  Years/Life of
                                                                  fund

   O    VERSEAS [A]                  %             %              %                %             %              %

   E    QUITY GROWTH [B]             %             %              %                %             %              %

   G    LOBAL RESOURCES [A]          %             %              %                %             %              %

   G    ROWTH OPPORTUNITIES [A]      %             %              %                %             %              %

   S    TRATEGIC OPPORTUNITIES [C]   %             %              %                %             %              %

   E    QUITY INCOME [B]             %             %              %                %             %              %

   I    NCOME & GROWTH [A]           %             %              %                %             %              %

Consumer Price Index                 %             %              %                %             %              %


   TAXABLE INCOME FUNDS - INSTITUTIONAL CLASS

      Average Annual Total Return   Cumulative Total Return


                                     Past 1 year   Past 5 years   Life of fund   Past 1 year   Past 5 years   Life of fund

   E    MERGING MARKETS INCOME [C]   %             %              %              %             %              %

   H    IGH YIELD [A]                %             %              %              %             %              %

   S    TRATEGIC INCOME [C]          %             %              %              %             %              %

   G    OVERNMENT INVESTMENT [A]     %             %              %              %             %              %

   I    NTERMEDIATE BOND [B]         %             %              %              %             %              %

   SH    ORT FIXED-INCOME [A]        %             %              %              %             %              %


       MUNICIPAL FUNDS - INSTITUTIONAL CLASS

      Average Annual Total Return   Cumulative Total Return




                                            Past 1 year   Past 5 years   Life of fund   Past 1 year   Past 5 years   Life of fund

   HIGH INCOME MUNICIPAL [A]                %             %              %              %             %              %

   INT    ERMEDIATE MUNICIPAL INCOME [B]    %             %              %              %             %              %

   S    HORT-INTERMEDIATE MUNICIPAL
INCOME [B]                                  %             %              %              %             %              %


A  FISCAL YEAR ENDED OCTOBER 31, 1995
B FISCAL YEAR ENDED NOVEMBER 30, 1995
C FISCAL YEAR ENDED DECEMBER 31, 1995
       STATE MUNICIPAL FUNDS - INSTITUTIONAL CLASS

      Average Annual Total Return   Cumulative Total Return


                                       Past 1 year   Past 5 years   Life of fund   Past 1 year   Past 5 years   Life of fund

   N    EW YORK MUNICIPAL INCOME [A]   %             %              %              %             %              %

Consumer Price Index                   %             %              %              %             %              %


A  FISCAL YEAR ENDED OCTOBER 31, 1995
B  FISCAL YEAR ENDED NOVEMBER 30, 1995
C FISCAL YEAR ENDED DECEMBER 31, 1995
   If FMR had not reimbursed certain fund expenses during these
pe    riods, yields and total returns would have been lower.
EXPLANATION OF TERMS
TOTAL RETURN is the change in value of an investment in a fund over a given period, assuming reinvestment of any dividends and capital gains. A CUMULATIVE TOTAL RETURN reflects actual performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.
Average annual total returns covering periods of less than one year assume that performance will remain constant for the rest of the year.
YIELD refers to the income generated by an investment in a fund over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all stock and bond funds. Because this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.
This difference may be significant for a funds whose investments are denominated in foreign currencies.
In calculating yield, a fund may from time to time use a security's coupon rate instead of its yield to maturity in order to reflect the risk premium on that security. This practice will have the effect of reducing a fund's yield.
A TAX-EQUIVALENT YIELD shows what an investor would have to earn before taxes to equal a tax-free yield.
   THE CONSUMER PRICE INDEX is a widely recognized measure of inflation calculated by the U.S. Government.
THE COMPETITIVE FUNDS AVERAGE is each fund's applicable Lipper Funds Average, which reflects the performance of mutual funds with similar objectives. Each fund's applicable average assumes reinvestment of distributions, and is published by Lipper Analytical Services, Inc.
Each class of each of the Equity Funds may quote its adjusted net asset value including all distributions paid. This value may be averaged over specified periods and may be used to calculate a class's moving average. The funds' recent strategies, performance, and holdings are detailed twice a year in financial reports, which are sent to all shareholders.
For current performance or a free annual report, please contact your investment professional, or call 1-800-843-3001.
   TOTAL RETURNS AND YIELDS ARE BASED ON PAST RESULTS AND ARE NOT AN
IND    ICATION OF FUTURE PERFORMANCE.
THE FUNDS IN DETAIL


CHARTER
Each fund is a mutual fund: an investment that pools shareholders' money and invests it toward a specified goal. Equity Growth, Mid Cap and Large Cap are diversified funds of Fidelity Advisor Series I, a Massachusetts business trust organized on June 24, 1983. Growth Opportunities, Income & Growth, High Yield, Government Investment and Short Fixed-Income are diversified funds of Fidelity Advisor Series II, a Massachusetts business trust organized on April 24, 1986. Equity Income is a diversified fund of Fidelity Advisor Series III, a Massachusetts business trust organized on May 17, 1982. Intermediate Bond is a diversified fund of Fidelity Advisor Series IV, a Massachusetts business trust organized on May 6, 1983. Global Resources and High Income Municipal are diversified funds and California Municipal Income and New York Municipal Income are non-diversified funds of Fidelity Advisor Series V, a Massachusetts business trust organized on
April 24, 1986.   Intermediate Municipal Income is a diversified fund and
Short-Intermediate Municipal Income is a non-diversified fund of Fidelity Advisor Series VI, a Massachusetts business trust organized June 1, 1983. Overseas is a diversified fund of Fidelity Advisor Series VII, a Massachusetts business trust organized on March 21, 1980. Emerging Markets Income and Strategic Income are non-diversified funds and Strategic Opportunities is a diversified fund of Fidelity Advisor Series VIII, a Massachusetts business trust organized on September 23, 1983. Each trust is an open-end management investment company. There is a remote possibility that one fund might become liable for a misstatement in the prospectus about another fund.
EACH FUND IS GOVERNED BY A BOARD OF TRUSTEES which is responsible for protecting the interests of shareholders. The trustees are experienced executives who meet throughout the year to oversee the funds' activities, review contractual arrangements with companies that provide services to the funds, and review the funds' performance. The majority of trustees are not otherwise affiliated with Fidelity.
THE FUNDS MAY HOLD SPECIAL MEETINGS AND MAIL PROXY MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. The transfer agent will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. For shareholders of Overseas, Mid Cap, Equity Growth, Strategic Opportunities, Large Cap, Emerging Markets Income, and Strategic Income, you are entitled to one vote for each share you own. For shareholders of Global Resources, Growth Opportunities, Equity Income, Income & Growth, High Yield, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income and New York Municipal Income, the number of votes you are entitled to is based upon the dollar value of your investment.
Separate votes are taken by each class of shares, fund, or trust, if a matter affects just that class of shares, fund, or trust, respectively.
FMR AND ITS AFFILIATES
Fidelity Investments is one of the largest investment management organizations in the United States and has its principal business address at 82 Devonshire Street, Boston, Massachusetts 02109. It includes a number of different subsidiaries and divisions which provide a variety of financial services and products. The funds employ various Fidelity companies to perform activities required for their operation.
The funds are managed by FMR, which chooses each fund's investments and handles its business affairs. FMR chooses the investments for each fund with the assistance of foreign affiliates (except Government Investment, High Income Municipal, Intermediate Municipal Income, Short-Intermediate Municipal Income, New York Municipal Income, and California Municipal Income).
As of ______, 19_, FMR advised funds having approximately __million shareholder accounts with a total value of more than $__ billion. Affiliates assist FMR with foreign securities: Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England; Fidelity Management & Research Far East Inc. (FMR Far East), in Tokyo, Japan; Fidelity International Investment Advisors (FIIA), in Pembroke, Bermuda; Fidelity International Investment Advisors (U.K.) Limited (FIIAL U.K.), in Kent, England; and Fidelity Investment Japan Ltd. (FIJ), in Tokyo, Japan.
   John H. Carlson is lead manager of Advisor Strategic Income, which he has managed since August 1995, and is manager of the fund's emerging
markets investments.     Mr. Carlson is also manager of Advisor Emerging
Markets Income, which he has managed since joining Fidelity in June 1995. Mr. Carlson also manages New Markets Income. Previously, he was executive director of emerging markets at Lehman Brothers. From 1990 to 1992, Mr. Carlson was executive vice president of capital markets for Daiwa Securities America.
Bettina E. Doulton is vice president and manager of Advisor Equity Income, which she has managed since August 1993. Ms. Doulton is also manager of VIP Equity-Income, which she has managed since July 1993 and Value Fund, which she has managed since March 1995. Previously, she managed Select Automotive Portfolio and assisted on Magellan(registered trademark). Ms. Doulton also served as an analyst following the domestic and European automotive and tire manufacturing industry as well as the gaming and lodging industry. Ms. Doulton joined Fidelity in 1986.
   Margaret L. Eagle is vice president and manager of Advisor High Yield, which she has managed since it began in January 1987, and has been manager of Advisor Strategic Income's high yield investments since January 1996.
    Ms. Eagle also manages several pension fund accounts. Previously, she managed Spartan High Income and High Income (now Capital & Income). She also managed the bond portion of Puritan(registered trademark). Ms. Eagle joined Fidelity in 1980.
Daniel R. Frank is vice president and manager of Advisor Strategic Opportunities, which he has managed since its inception in December 1983. Previously he was an assistant to Peter Lynch on Magellan(registered trademark). Mr. Frank joined Fidelity in 1979.
   Kevin Grant is vice president and manager of Advisor Intermediate Bond, which he has managed since October 1995, and has been manager of Advisor Strategic Income's domestic investment grade and U.S. Government investments since January 1996. Mr. Grant also manages Spartan Ginnie Mae, Ginnie Mae, and Mortgage Securities. Previously, he was vice president and chief strategist for mortgage-backed securities at Morgan Stanley and an
investment director at Aetna Bond Investors. Mr. Gra    nt joined  Fidelity
in 1993.
Robert E. Haber is vice president and manager of Advisor Income & Growth, which he has managed since January 1987. Mr. Haber also manages Balanced and co-manages Global Balanced. Previously, he managed Convertible Securities. Mr. Haber joined Fidelity in 1985.
John R. Hickling is vice president and manager of Advisor Overseas, which he has managed since February 1993. Mr. Hickling also manages Overseas and
VIP: Overseas. Previously, he managed Emerging Markets, Europe, Pacific Basin, Japan, and International Growth & Income. Mr. Hickling joined Fidelity in 1982.
Robert Ives is manager of Advisor Government Investment, which he has managed since February 1995. Mr. Ives also manages Spartan Government Income and Government Securities. Previously, he managed Ginnie Mae, Spartan Ginnie Mae and Mortgage Securities. Mr. Ives joined Fidelity in 1991, after receiving an M.B.A. from the University of Chicago.
   Jonathan Kelly is manager of Advisor Strategic Income's foreign bond investments in developed markets, which he has managed since January 1996. Mr. Kelly also manages Global Bond. Previously, he managed Advisor Emerging Markets Income, and New Markets Income. Mr. Kelly joined Fidelity in 1991, after receiving his M.B.A. from the Wharton School at the University of Pennsylvania. Mr. Kelly worked in the money management field prior to business school.
Norman Lind is vice president and manager of Advisor Short-Intermediate Municipal Income, which he has managed since October 1995, and Advisor New York Municipal Income, which he has managed since August 1995. Mr. Lind also manages New York Tax-Free Insured, New York Tax-Free High Yield, Spartan New York Municipal High Yield, Spartan Intermediate Municipal, Spartan Short-Intermediate Municipal, and Spartan New York Intermediate
Municipal. Previously, he served as the leader of the municipal bo    nd
research group. Mr. Lind joined Fidelity in 1986.
Malcolm W. MacNaught is vice president and manager of Advisor Global Resources, which he has managed since December 1987. Mr. MacNaught also manages Select Precious Metals and Minerals and Select American Gold. Mr. MacNaught joined Fidelity in 1968.
   John McDowell is manager of Advisor Large Cap, which he has managed since February 1996. Mr. McDowell also has been a senior vice president for Fidelity Management Trust Company and lead portfolio manager for Fidelity
Earnings Growth discipline accounts s    ince 1990.  Mr. McDowell joined
Fidelity in 1985.
Charles Morrison is manager of Advisor Short Fixed-Income, which he has managed since February 1995. Mr. Morrison also manages Spartan Short-Term Income and Short-Term Bond. Mr. Morrison is vice president of Fidelity Management Trust Company. Mr. Morrison joined Fidelity in 1987.
   David Murphy is manager of Advisor Intermediate Municipal Income, which
he has managed since March 1995. Mr. Murphy also     manages High Yield
Tax-Free, Spartan Municipal Income, and Limited Term Municipals. Previously, he managed Advisor Short-Intermediate Municipal Income, Spartan Short-Intermediate Municipal, Spartan Intermediate Municipal, Spartan New Jersey Municipal High-Yield, and Spartan New York Intermediate Municipal. Mr. Murphy joined Fidelity in 1989.
   Tanya M. Roy is manager of Advisor High Income Municipal, which she has managed since August 1995. Ms. Roy also manages Agressive Tax-Free and Spartan Aggressive Municipal. Previously, she managed Municipal Bond and was a municipal bond analyst. Ms. Roy joined Fidelity in 1989.
Jonathan Short is manager of Advisor California Municipal Income, which he has managed since February 1996. Mr. Short also manages Minnesota Tax-Free, Spartan Arizona Municipal Income, California Tax-Free High Yield, California Tax-Free Insured, Spartan California Municipal High Yield, and Spartan California Intermediate Municipal. Previously, he was a municipal bond analyst. Mr. Short joined Fidelity in 1990, after receiving his M.B.A.
from the Massachusetts I    nstitute of Technology.
Robert E. Stansky is vice president and manager of Advisor Equity Growth, which he has managed since April 1987. Mr. Stansky also manages Growth Company. Previously, he managed Emerging Growth and Select Defense and Aerospace. Mr. Stansky joined Fidelity in 1983.
   Jennifer F. Uhrig is manager of Advisor Mid Cap, which she has managed since February 1996. Ms. Uhrig also manages Mid Cap Stock. Previously, she managed Select Retail, Select Developing Communication, and Select Telecommunications. Ms. Uhrig joined Fidelity in 1987.
George A. Vanderheiden is vice president and manager of Advisor Growth Opportunities, which he has managed since November 1987. Mr. Vanderheiden also manages Destiny I and Destiny II. He is a managing director of FMR Corp. and leader of the growth group. Mr. Vanderheiden joined Fidelity in 1971.
Fidelity investment personnel may invest in securities for their own account pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.
FDC distributes and markets Fidelity's funds and services. Fidelity Investments Institutional Operations Company (FIIOC) performs transfer agent servicing functions for the Institutional Class shares of each fund. FMR Corp. is the ultimate parent company of FMR, FMR U.K., and FMR Far
East.  Members of the Edward C. Johnson 3d family are    the predominant
owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the Investment Company Act of 1940 (the 1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that
company; therefore, the Johnson family may be deemed under the 1940 A    ct
to form a controlling group with respect to FMR Corp.
Fidelity International Limited (FIL), is the parent company of FIIA, FIJ, and FIIAL U.K. The Johnson family group also owns, directly or indirectly, more than 25% of the voting common stock of FIL.
UMB Bank, n.a. (UMB) is transfer agent for High Income Munici   pal,
Intermediate Municipal Income, Short-Intermediate Municipal Income,
California Municipal Income and New York Municipal     Income, although it
employs FIIOC to perform these functions for the Institutional Class of each fund. UMB is located at 1010 Grand Avenue, Kansas City, Missouri.
A broker-dealer may use a portion of the commissions paid by Overseas, Equity Growth, Global Resources, Growth Opportunities, Strategic Opportunities, Equity Income, Income & Growth, and High Yield to reduce custodian or transfer agent fees for those funds. FMR may use its broker-dealer affiliates and other firms that sell fund shares to carry out a fund's transactions, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers. INVESTMENT PRINCIPLES AND RISKS
The value of each fund's domestic and foreign investments varies in response to many factors. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions.
The value of bonds fluctuates based on changes in interest rates, market conditions, other economic and political news, and on their quality and maturity. In general, bond prices rise when interest rates fall, and vice versa. This effect is usually more pronounced for longer-term securities. Lower-quality securities offer higher yields, but also carry more risk.
   The total return from a bond is a combination of income and price gains or losses. While income is the most important component of bond returns over time, a fund's emphasis on income does not mean that the fund invests only in the highest-yielding bonds available, or that it can avoid risks to principal. In selecting investments for each fund, FMR considers a bond's income potential together with its potential for price gains or losses.
FMR focuses on assembling a portfolio of income-producing securities that it believes will provide the best tradeoff between risk and return within
the range of     securities that are eligible investments for a fund.
   International funds have increased economic and political risks as they
a    re exposed to events and factors in the various world markets.  This is especially true for funds that invest in emerging markets. Also, because many of the funds' investments are denominated in foreign currencies, changes in the value of foreign currencies can significantly affect a fund's share price. FMR may use a variety of investment techniques to either increase or decrease a fund's investment exposure to any currency. FMR may use various investment techniques to hedge a portion of the funds' risks, but there is no guarantee that these strategies will work as FMR intends. When you sell your shares, they may be worth more or less than what you paid for them.
If you are subject to the federal alternative minimum tax, you    should
note that each of High Income Municipal, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income may invest up to 100% its assets in municipal
securities issued to finance private activities. T    he interest from
these investments is a tax-preference item for purposes of the tax. OVERSEAS FUND seeks growth of capital primarily through investments in foreign securities.
The fund defines foreign securities as securities of issuers whose principal activities are outside of the United States. The fund currently intends to invest at least 65% of its total assets in securities of issuers from at least three different countries outside of North America (the United States, Canada, Mexico and Central America). There is no limit on investments in any one region, country, or currency, although the fund normally invests in at least three different countries. The fund expects to invest most of its assets in securities of issuers located in developed countries in these general geographic areas: the Americas (other than the United States), the Far East and Pacific Basin, and Western Europe.
The fund may invest in many types of issuers, including companies and other business organizations as well as governments and their agencies. The fund expects that equity securities (including shares of closed-end investment companies and depositary receipts) will account for the majority of its investments. Although the majority of the fund's investments are expected to be in equity securities, the fund may also purchase debt securities, including lower-quality, higher yielding securities. FMR will not emphasize income in choosing investments unless FMR believes the income will contribute to the securities' growth potential. FMR may also invest a portion of the fund's assets in high-quality, short-term debt securities, bank deposits and money market instruments (including repurchase agreements) denominated in U.S. dollars or foreign currencies.
FMR determines where an issuer is located by looking at such factors as its country of organization, the primary trading market for its securities, and the location of its assets, personnel, sales, and earnings. When allocating the fund's investments among countries and regions, FMR considers such factors as the potential for economic growth, expected levels of inflation, governmental policies and the outlook for currency relationships. Although the fund may invest significantly in the United States, the fund currently intends to be as fully invested in non-U.S. issuers as is practicable in light of the fund's cash flow and cash needs.
       MID CAP FUND    seeks long-term growth of capital.
The fund seeks long-term growth of capital by investing primarily in equity securities of companies with medium market capitalizations. FMR normally invests at least 65% of the fund's total assets in these securities. The fund has the flexibility, however, to invest the balance in other market capitalizations and security types.
Medium market capitalization companies are those whose market capitalization falls within the capitalization range of the S&P MidCap 400 at the time of the fund's investment. The S&P MidCap 400 Index is an unmanaged index of medium-capitalization stocks. Companies whose capitalization falls outside this range after purchase continue to be considered medium-capitalized for purposes of the 65% policy. As of August 31, 1995, the S&P MidCap 400 included companies with capitalizations of between $72 million and 6.5 billion.
Investing in medium capitalization stocks may involve greater risk than investing in large capitalization stocks, since they can be subject to more abrupt or erratic movements. However, they tend to involve less risk than stocks of small capitalization companies.
EQ    UITY GROWTH seeks to achieve capital appreciation by investing primarily in common and preferred stock and securities convertible into the common stock of companies with above-average growth characteristics.
The fund, under normal conditions, will invest at least 65% of its total assets in common and preferred stock. The fund looks for domestic and foreign companies with above-average growth characteristics compared to the average of the companies included in the Standard & Poor's Composite Index of 500 Shares (S&P 500). The S&P 500 is a registered trademark of Standard & Poor's Corporation. Growth may be measured by factors such as earnings or gross sales. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities. As a general rule, these companies may include smaller, less well-known companies, and companies whose stocks have higher than average price/earnings (P/E) ratios. The market prices of these stocks may be particularly sensitive to economic, market, or company news. FMR may also pursue growth in larger or revitalized companies or companies that hold a strong position in the market. These growth characteristics may be found in mature or declining industries.
GLOBAL RESOURCES FUND seeks long-term growth of capital and protection of the purchasing power of shareholders' capital by investing primarily in securities of foreign and domestic companies that own or develop natural resources, or supply goods and services to such companies, or in physical commodities.
The fund, under normal conditions, will invest at least 65% of its total assets in securities of foreign and domestic companies that own or develop natural resources, or supply goods and services to such companies, or in physical commodities. FMR will seek securities whose prices directly reflect positive changes in the value of an underlying natural resource or whose issuers will benefit from particular phases in the overall economic cycle. Accordingly, the fund may shift its emphasis from one natural resource industry to another depending upon prevailing trends or developments. The fund may also invest in securities of companies in other industries, and in corporate and governmental debt securities of all types. The fund expects to invest a majority of its assets in the securities of companies that have their principal business activities in at least three different countries (including the United States).
A company will be deemed to have substantial ownership of, or activities in natural resources if, at the time those company's securities are acquired, at least 50% of the company's assets are involved, either directly or through subsidiaries, in exploring, mining, refining, processing, transporting, fabricating, dealing in, or owning natural resources. Natural resources include precious metals (e.g., gold, platinum and silver), ferrous and nonferrous metals (e.g., iron, aluminum and copper), strategic metals (e.g., uranium and titanium), hydrocarbons (e.g., coal, oil and natural gases), chemicals, forest products, real estate, food products and other basic commodities.
Although the fund is authorized to invest up to 50% of its assets in physical commodities, it currently intends to invest no more than 25% of its total assets in them, and intends to limit its physical commodity investments to readily marketable precious metals. Precious metals, at times, have been subject to substantial price fluctuations over short periods of time and may be affected by unpredictable international monetary and political policies such as currency devaluations or revaluations, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries.
GROWTH OPPORTUNITIES FUND seeks to provide capital growth by investing primarily in common stocks and securities convertible into common stocks. The fund, under normal conditions, will invest at least 65% of its total assets in securities of companies that FMR believes have long-term growth potential. Although the fund invests primarily in common stock and securities convertible into common stock, it has the ability to purchase other securities, such as preferred stock and bonds, that may produce capital growth. The fund may invest in foreign securities without limitation.
STRATEGIC OPPORTUNITIES FUND seeks capital appreciation by investing primarily in securities of companies believed by FMR to involve a "special situation."
The fund, under normal conditions, will invest at least 65% of its total assets in companies involving a special situation. The term "special situation" refers to FMR's identification of an unusual, and possibly non-repetitive, development taking place in a company or a group of companies in an industry.
 A special situation may involve one or more of the following characteristics:
(small solid bullet) A technological advance or discovery, the offering of a new or unique product or service, or changes in consumer demand or consumption forecasts.
(small solid bullet) Changes in the competitive outlook or growth potential of an industry or a company within an industry, including changes in the scope or nature of foreign competition or the development of an emerging industry.
(small solid bullet) New or changed management, or material changes in management policies or corporate structure.
(small solid bullet) Significant economic or political occurrences abroad, including changes in foreign or domestic import and tax laws or other regulations.
(small solid bullet) Other events, including natural disasters, favorable litigation settlements, or a major change in demographic patterns.
"Special situations" often involve breaks with past experience. They can be relatively aggressive investments. In seeking capital appreciation, the fund also may invest in securities of companies not involving a special situation, but which are companies with valuable fixed assets and whose securities are believed by FMR to be undervalued in relation to the companies' assets, earnings, or growth potential. FMR intends to invest primarily in common stocks and securities that are convertible into common stocks; however, it also may invest in debt securities of all types and quality if FMR believes that investing in these securities will result in capital appreciation. The fund may invest up to 30% of its assets in foreign investments.
   LARGE CAP FUND seeks long term growth of capital.
The fund seeks long-term growth of capital by investing primarily in equity securities of companies with large market capitalizations. FMR normally invests at least 65% of the fund's total assets in these securities. The fund has the flexibility, however, to invest the balance in other market capitalizations and security types.
FMR defines large market capitalization companies as those with market capitalizations of $1 billion or more at the time of the fund's investment. Companies whose capitalization falls below this level after purchase continue to be considered large-capitalized for purposes of the 65% policy. Companies with large market capitalizations typically have a large number of publicly held shares and a high trading volume, resulting in a high degree of liquidity. These tend to be quality companies with strong management organizations. However, large capitalization companies may have less growth potential than smaller companies and may be able to react less
quickly to changes in     the marketplace.
EQUITY INCOME FUND seeks a yield from dividend and interest income which exceeds the composite dividend yield on securities comprising the S&P 500. In addition, consistent with the primary objective of obtaining dividend and interest income, the fund will consider the potential for achieving capital appreciation.
The fund, under normal conditions, will invest at least 65% of its total assets in income-producing equity securities. For purposes of this policy, equity securities are defined as common and preferred stocks. The balance of the fund's assets will tend to be invested in debt securities, a high percentage of which are expected to be convertible into common stocks. The fund does not intend to invest in securities of issuers without proven earnings and/or credit histories. Because the fund invests for income, as well as capital appreciation, investors should not expect capital appreciation comparable with funds which seek only capital appreciation. The yield on the fund's assets generally will increase or decrease from year to year in accordance with market conditions and in relation to the changes in yields of the stocks included in the S&P 500.
INCOME & GROWTH FUND seeks both income and growth of capital by investing in a diversified portfolio of equity and fixed-income securities with income, growth of income, and capital appreciation potential.
The fund invests in equity securities, convertible securities, common and preferred stocks, and fixed-income securities that provide income or opportunities for capital growth. The fund may buy securities that are not currently paying income but offer prospects for future income. The fund may invest in securities of foreign issuers. In selecting investments for the fund, FMR will consider such factors as the issuer's financial strength, its outlook for increased dividend or interest payments, and the potential for capital gains.
EMERGING MARKETS INCOME FUND seeks a high level of current income by investing primarily in debt securities and other instruments of issuers in emerging markets. As a secondary objective, the fund seeks capital appreciation.
The fund, under normal conditions, will invest at least 65% of its total assets in debt securities and other instruments of issuers in emerging markets. Countries with emerging markets include countries (i) that have an emerging stock market, as defined by the International Finance Corporation,
(ii) with low-to middle-income economies, according to the World Bank, or
(iii) that are listed in World Bank publications as "developing."
The fund emphasizes countries with relatively low gross national product per capita compared to the world's major economies, and with the potential for rapid economic growth. FMR expects that emerging market opportunities will be found mainly in Latin America, Asia, Africa, and emerging European nations. FMR determines where an issuer is located by looking at such factors as its country of organization, the primary trading market for its securities, and the location of its assets, personnel, sales, and earnings. There is no limit on investments in any one region, country, or currency, although the fund normally invests in at least three different countries. The fund may also invest a portion of its assets in common and preferred stocks of emerging markets issuers, debt securities of non-emerging market foreign issuers, and lower-quality debt securities of U.S. issuers. FMR does not currently anticipate that these investments will exceed approximately 20% of the fund's total assets. The fund may invest in securities of any maturity. In addition, for cash management purposes, the fund will ordinarily invest a portion of its assets in high-quality, short-term debt securities and money market instruments, including repurchase agreements and bank deposits denominated in U.S. or foreign currencies.
HIGH YIELD FUND seeks a combination of a high level of income and the potential for capital gains by investing in a diversified portfolio consisting primarily of high-yielding, fixed-income and zero coupon securities, such as bonds, debentures and notes, convertible securities and preferred stocks.
The fund, under normal conditions, will invest at least 65% of its total assets in income producing debt securities and preferred stocks, including convertible and zero coupon securities. The fund may also invest in securities issued or guaranteed by the U.S. Government, any state or any of their respective subdivisions, agencies or instrumentalities, and securities of foreign issuers, including securities of foreign governments. The fund may invest up to 35% of its total assets in equity securities, including common stocks, warrants and rights.
STRATEGIC INCOME FUND seeks a high level of current income by investing primarily in debt securities. The fund may also seek capital appreciation.
   The fund invests primarily in fixed-income securities, allocated among four general investment categories: high yield securities, investment grade securities, emerging market securities, and international securities. The fund's neutral mix, or the benchmark for its combination of investments in each category over time, is approximately 40% high yield, 30% investment-grade, 15% emerging market and 15% international.
FMR regularly reviews the fund's allocation and makes changes gradually over time to favor investments that it believes provide the most favorable outlook for achieving the fund's objective. In normal market environments, FMR expects the fund's asset allocation to approximate the neutral mix within a range of plus or minus 10% of assets per category. There are no absolute limits on the percent of assets invested in each category, however, and FMR reserves the right to change the neutral mix from time to time.
The HIGH YIELD category includes high-yielding, lower-quality debt securities consisting mainly of U.S. securities of a quality grade lower than BBB. The INVESTMENT-GRADE category includes mortgage securities, U.S. government securities, government agency securities and other U.S. dollar-denominated securities of investment-grade quality. The EMERGING MARKET category includes corporate and governmental debt securities of issuers located in emerging markets. The INTERNATIONAL category includes corporate and governmental debt securities of issuers located in developed foreign markets. These investment categories are only general guidelines, and FMR may use its judgment as to which category an investment falls within. The fund may also make investments that do not fall within these categories.
By allocating its investments across different types of fixed-income securities, the fund attempts to moderate the significant risks of each investment category through diversification. Diversification, when successful, can mean higher returns with decreased volatility. However, each of the fund's four investment categories may experience periods of volatile returns, and it is possible for all investment categories to decline at the same time.
GOVERNMENT INVESTMENT FUND seeks a high level of current income by investing primarily in obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities.
The fund, under normal circumstances, will invest at least 65% of its total assets in government securities. The fund considers "government securities" to include those which are subject to repurchase agreements. The fund invests primarily in obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, including U.S. Treasury bonds, notes and bills, Government National Mortgage Association mortgage-backed pass-through certificates (Ginnie Maes) and mortgage-backed securities issued by the Federal National Mortgage Association (Fannie
Maes) or the Federal Home Loan Mortgage Corporation (Freddie Macs). These securities may or may not be fully backed by the U.S. Government. In seeking current income, the fund also may consider the potential for capital gain.
   Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to government bonds with maturities between five and twelve years. As of the fiscal year ended October 31, 1995, the fund's dollar-weighted average maturity was ___ years.
    INTERMEDIATE BOND FUND seeks to provide a high rate of income through investment primarily in investment-grade fixed-income obligations.
The fund invests primarily in fixed-income obligations of all types. The fund may invest in domestic and foreign investment grade securities. When consistent with its primary objective, the fund may also seek capital appreciation.
   Although the fund can invest in securities of any maturity, the fund maintains a dollar-weighted average maturity of between three and ten years under normal conditions. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated final maturity. As of the fiscal year ended November 30,
1995, the fund's dollar-    weighted average maturity was ___ years.
SHORT FIXED-INCOME FUND seeks to obtain a high level of current income, consistent with the preservation of capital, by investing primarily in a broad range of investment-grade fixed-income securities. Where appropriate the fund will take advantage of opportunities to realize capital appreciation.
The fund, under normal conditions, will invest at least 65% of its total assets in fixed-income securities of all types which may include convertible and zero coupon securities. The fund may invest a portion of its assets in securities issued by foreign companies and foreign governments.
   Although the fund can invest in securities of any maturity, the fund maintains a dollar-weighted average maturity of three years or less under
normal conditions. In determining a security's maturity for     purposes of
calculating the fund's average maturity, an estimate of    the average time
for its principal to be paid may be used. This can be     substantially
shorter than its stated final maturity.  As of the    fiscal year ended
October 31, 1995, the fund's dollar-weighted averag    e maturity was ___
years.
HIGH INCOME MUNICIPAL FUND seeks to provide a high current yield by investing in a diversified portfolio of municipal obligations whose interest is not included in gross income for purposes of calculating federal income tax.
The fund normally invests so that at least 80% of its net assets is invested in municipal obligations whose interest is free from federal income tax. The fund may invest in medium- and lower-quality municipal obligations. The fund may invest more than 25% of its total assets in securities whose revenue sources are from similar types of projects (e.g., education, electric utilities, health care, housing, transportation, or water, sewer and gas utilities) or whose issuers share the same geographic location. The fund may invest up to 100% of its assets in municipal obligations subject to the federal alternative minimum tax.
The fund may purchase long-term municipals with maturities of 20 years or more, which generally produce higher yields than short-term municipals. The fund also may purchase short-term municipal obligations in order to provide
for short-term capital needs.    Although the fund can invest in securities
of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to municipal bonds of comparable quality with maturities between 15 and 20 years. As of the fiscal year ended October 31, 1995, the fund's dollar-weighted average maturity was
    ___ years.
   I    NTERMEDIATE MUNICIPAL INCOME FUND seeks the highest level of income exempt from federal taxes that can be obtained consistent with the preservation of capital.
The fund normally will invest at least 80% of its net assets in securities whose interest is free from federal income tax. The fund invests in municipal obligations rated investment grade or higher. The fund may also invest more than 25% of its total assets in securities whose revenue sources are from similar types of projects (e.g., education, electric utilities, health care, housing, transportation or water, sewer, and gas
utilities) or whose issuers share the same geographic loca   tion. The fund
may, under normal conditions, invest up to 100% of its assets in municipal
securities subject to the federal alternative minimum t    ax.
   Although the fund can invest in securities of any maturity, the fund maintains a dollar-weighted average maturity of between three and ten years under normal conditions. FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to municipal bonds with maturities between seven and ten years. As of the fiscal year ended
November 30, 1995, the fund's dollar-weighted a    verage maturity was ___
years.
   SHORT-INTERMEDIATE MUNICIPAL INCOME FUND seeks as high a l    evel of
current income, exempt from federal income tax, as is consistent with preservation of capital.
The fund invests primarily in municipal securities. The fund normally will invest at least 80% of its net assets in securities whose interest is free
from federal income tax.    The fund may, under normal conditions, invest
up to 100% of its assets in municipal securities subject to the federal
alternative minimum     tax. The fund may invest any portion of its assets
in industrial revenue bonds (IRBs) backed by private issuers, and may invest up to 25% of its total assets in IRBs related to a single industry. The fund may also invest 25% or more of its total assets in securities whose revenue sources are from similar types of projects (e.g., education, electric utilities, health care, housing, transportation, or water, sewer and gas utilities) or whose issuers share the same geographic location.
   Although the fund can invest in securities of any maturity, the fund maintains a dollar-weighted average maturity of between two and five years under normal conditions. As of the fiscal year ended November 30, 1995,
the fund's dollar-weighted average maturity was     ___ years.
       CALIFORNIA MUNICIPAL INCOME FUND    seeks a high level of current
income free from federal income tax and California state income tax by investing primarily in municipal securities.
The fund normally invests at least 80% of its net assets in securities whose interest is free from federal and California income taxes. The fund invests in municipal securities of investment grade quality. The fund may, under normal conditions, invest up to 100% of its assets in municipal securities subject to the federal alternative minimum tax.
Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to municipal bonds with maturities between eight and eighteen years.
The performance of California Municipal Income is affected by the economic and political conditions within the state of California, which has been in a recession since 1990. In recent years California experienced substantial financial difficulties related to the severe recession from 1990-93, which caused substantial, broad-based revenue shortfalls. State cutbacks of local assistance could adversely affect the financial condition of cities, counties and education districts facing a fall in their own tax collections. California's long-term credit rating has been reduced in the past several years. California voters in the past have passed amendments to the California Constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives could result in adverse consequences affecting California municipal bonds.
On December 6, 1994, Orange County (the County) and its pooled investment funds (the Pools) filed for protection under Chapter 9 of the Federal Bankruptcy Law, as a result of investment losses in the Pools. The losses have been estimated by the County at 22%, or approximately $1.7 billion. Over 180 government agencies, most but not all located in the County, had investments in the Pools. The County and some of the agencies participating in the Pools have defaulted on certain of their obligations because of the bankruptcy, and others may int he future. These factors could reduce the credit standing of certain issuers of California municipal bonds.
    NEW YORK MUNICIPAL INCOME FUND    seeks a high level of current income
free from federal income tax and New York State and City personal income taxes by investing primarily in municipal securities.
The fund normally invests at least 80% of its net assets in securities whose interest is free from federal and New York State and City personal income taxes. The fund invests in municipal securities of investment grade quality. The fund may, under normal conditions, invest up to 100% of its assets in municipal securities subject to the federal alternative minimum tax.
Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to municipal bonds with maturities between eight and eighteen years. As of the fiscal year ended October 31, 1995, the fund's dollar-weighted average maturity was ___ years.
The performance of New York Municipal Income is affected by the economic and political conditions within the state of New York. Both New York City and State have recently experienced significant financial difficulty, and both the City's and the State's credit ratings are among the lowest in the country.
TEMPORARY DEFENSIVE POLICIES. FMR normally invests each fund's assets according to its investment strategy.
Each of Overseas, Mid Cap, Equity Growth, Global Resources, Growth Opportunities, Strategic Opportunities, Large Cap, Equity Income, Income & Growth, and High Yield reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.
Each of Emerging Markets Income, Strategic Income, Government Investment, Intermediate Bond, and Short-Fixed Income reserves the right to invest without limitation in investment-grade money market or short-term debt instruments for temporary, defensive purposes.
High Income Municipal, Intermediate Municipal Income, and
Short-Intermediate Municipal Income do not expect to invest in    federally
taxable obligations. California Municipal Income and New York Municipal
Income do not expect to invest in federally or state     taxable
obligations. Each of High Income Municipal, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income and New York Municipal Income however, reserves the right to invest without limitation in short-term instruments, to hold a substantial amount of uninvested cash, or to invest more than normally permitted in federally taxable obligations for temporary, defensive purposes.
SECURITIES AND INVESTMENT PRACTICES
The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. Any restrictions listed supplement those discussed earlier in this section. A complete listing of each fund's limitations and more detailed information about each fund's investments are contained in the fund's SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.
FMR may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with a fund's investment objective and policies and that doing so will help a fund achieve its goal. Current holdings and recent investment strategies are described in each fund's financial reports, which are sent to shareholders twice a year. For a free SAI or financial report, call your investment professional.
EQUITY SECURITIES may include common stocks, preferred stocks, convertible securities, and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Smaller companies are especially sensitive to these factors.
RESTRICTIONS: With respect to 75% of its total assets, each of Overseas, Mid Cap, Global Resources, Growth Opportunities, Large Cap, Equity Income, Income & Growth, High Yield, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal and Intermediate Municipal Income may not purchase more than 10% of the outstanding voting securities of a single issuer.
With respect to 100% of its assets, each of Equity Growth and Strategic Opportunities may not purchase more than 10% of the outstanding voting securities of a single issuer.
DEBT SECURITIES. Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. In general, bond prices rise when interest rates fall, and vice versa. Debt securities, loans, and other direct debt have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds.
Taxable lower-quality debt securities (sometimes called "junk bonds"), and tax-exempt lower-quality debt securities (sometimes called "municipal junk bonds") often have speculative characteristics and involve greater risk of default or price changes due to changes in the issuer's creditworthiness, or they may already be in default. The market prices of these securities may fluctuate more than higher-quality securities and may decline significantly in periods of general or regional economic difficulty.
The table on the following page provides a summary of ratings assigned to debt holdings (not including money market instruments) in the funds' portfolios. These figures are dollar-weighted averages of month-end portfolio holdings during the fiscal year ended 1995, and are presented as a percentage of total security investments. These percentages are historical and do not necessarily indicate a fund's current or future debt holdings.
FISCAL YEAR ENDED 1995 DEBT HOLDINGS, BY RATING
 (AS A % OF INVESTMENTS IN EACH RATING CATEGORY) (AS A % OF INVESTMENTS IN EACH RATING CATEGORY)
 INVESTMENT GRADE*  LOWER QUALITY*
   STANDARD & POOR'S CORPORATION      AAA   , AA, A      BBB BB B CCC CC,C
D    NR
EQUITY     FUNDS:
Overseas .
Equity Growth
Global Resources
   Growth Opportunities

    Strategic Opportunities
Equity Income    .

Income & Growth
TAXABLE     INCOME FUNDS:
Emerging Markets Income
High Yield
   Strategic Income

    Government Investment
Intermediate    Bond
Short Fixed-Income
MUNICIPAL FUNDS:
High Income Municipal
Intermediate Municipal Income
Short Intermediate Municipal Income
MOODY'S INVESTORS SERVICE, INC.         Aaa   , Aa, A      Baa Ba B Caa Ca
C
EQUITY FUNDS:
Overseas
Equity Growth
Global Resources
   Growth Opportunities

    Strategic Opportunities
Equity Income

Income & Growth
TAXABLE     INCOME FUNDS:
Emerging Markets Income
High Yield
   Strategic Income

    Government Investment
Intermediate    Bond
Short Fixed-Income
MUNICIPAL FUNDS:
High Income Municipal
Intermediate Municipal Income
Short Intermediate Municipal Income
  (AS A % OF INVESTMENTS)
     Emerging    High Short-Inter
mediate
SECURITIES NOT RATED BY Strategic Equity Income Markets High Strategic Short Income Municipal
MOODY'S OR S&P    (dagger)     Overseas Opportunities Income & Growth
Income Yield Income Fixed-Income Municipal Income
Investment Grade (double dagger)
Lower Quality(double dagger)
Total
* FOR SOME FOREIGN GOVERNMENT OBLIGATIONS, FMR ASSIGNS THE RATINGS OF THE SOVEREIGN CREDIT OF THE ISSUING GOVERNMENT.
   (dagger) THE DOLLAR-WEIGHTED AVERAGE PERCENTAGES REFLECTED IN THIS TABLE
MAY INCLUDE SECURITIES     RATED BY OTHER NATIONALLY
RECOGNIZED RATING SERVICES, AS WELL AS UNRATED SECURITIES.
(double dagger) AS DETERMINED BY FMR

RESTRICTIONS: For all funds, except Short-Intermediate Municipal Income, purchase of a debt security is consistent with a fund's debt quality policy if it is rated at or above the stated level by Moody's or rated in the equivalent categories by S&P, or is unrated but judged to be of equivalent quality by FMR.
   California Municipal Income and New York Municipal Income currently
intend to limit their investments in debt securities to t    hose of
Baa-quality and above.
   In    termediate Bond currently intends to limit its investments in debt securities to those of Baa-quality and above, and currently intends to limit its investments in debt securities rated Baa to 5% of its assets.
Short Fixed-Income currently intends to limit its investments in    lower
than Baa-quality debt securities to less than 35% of its ass    ets and
currently intends to limit its investments in debt securities to B-quality and above.
Global Resources currently intends to limit its investments in    low    er
than Baa-quality debt securities to less than 35% of its assets and currently intends to limit its investments in debt securities to Caa-quality and above.
Each of Overseas, Mid Cap, Equity Growth, Growth Opportunities, Strategic
Opportunities, Large Cap, Equity Income and Income &    Growth currently
intends to limit its investments in lower than Baa    -quality debt
securities to less than 35% of its assets.
Government Investment currently intends to limit its investments in debt securities to A-quality and above.
   Intermediate Municipal Income currently intends to limit its
in    vestments in debt securities to those of Baa-quality and above, and currently intends to limit its investments in debt securities rated Baa to 25% of its assets.
Purchase of a debt security is consistent with Short-Intermediate Municipal Income's debt quality policy if, with respect to 60% of its assets, it is judged by FMR to be of equivalent quality to debt securities rated A or better by Moody's or S&P. The fund currently intends to limit its investments in debt securities rated below Baa by Moody's or BBB by S&P, or unrated debt securities judged by FMR to be of equivalent quality, to 5% of its assets. The fund currently intends to limit its investments in debt securities to Ba-quality and above.
MONEY MARKET INSTRUMENTS are high-quality instruments that present minimal credit risk. They may include U.S. Government obligations, commercial paper and other short-term corporate obligations, and certificates of deposit, bankers' acceptances, bank deposits, and other financial institution obligations. These instruments may carry fixed or variable interest rates. U.S. GOVERNMENT SECURITIES are high-quality debt securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government securities are backed by the full faith and credit of the United States. For example, securities issued by the Federal Farm Credit Bank or by the Federal National Mortgage Association are supported by the instrumentality's right to borrow money from the U.S. Treasury under certain circumstances. However, securities issued by the Financing Corporation are supported only by the credit of the entity that issued them.
MUNICIPAL SECURITIES are issued to raise money for a variety of public purposes, including general financing for state and local governments, or
financing for specific projects or public facilities. T   hey may be issued
in anticipation of future revenues, and may be bac    ked by the full
taxing power of a municipality, the revenues    f    rom a specific
project, or the credit of a private organization. The value of some or all municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders. A fund may own a municipal security directly or through a participation interest.
       CREDIT SUPPORT.    Issuers may employ various forms of credit
enhancement, including letters of credit, guarantees, or insurance from a bank, insurance company, or other entity. These arrangements expose the fund to the credit risk of the entity. In the case of foreign entities, extensive public information about the entity may not be available and the entity may be subject to unfavorable political, economic, or governmental developments which might affect its ability to honor its commitment.
    STATE TAX-FREE SECURITIES    include municipal obligations issued by
the states of California and New York or their counties, municipalities, authorities, or other subdivisions. The ability of issuers to repay their debt can be affected by many factors that impact the economic vitality of either the state or a region within the state.
Other state tax-free securities include general obligations of U.S. territories and possessions such as Guam, the Virgin Islands, and Puerto Rico, and their political subdivisions and public corporations. The economy of Puerto Rico is closely linked to the U.S. economy, and will depend on the strength of the U.S. dollar, interest rates, the price stability of oil imports, and the continued existence of favorable tax incentives. Recent legislation revised these incentives, but the government of Puerto Rico
anticipates only a s    light reduction in the average real growth rates
for the economy.
EXPOSURE TO FOREIGN MARKETS. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. These include risks relating to political or economic conditions in foreign countries, fluctuations in foreign currencies, withholding or other taxes, operational risks, increased regulatory burdens, and the potentially less stringent investor protection and disclosure standards of foreign markets. Additionally, governmental issuers of foreign securities may be unwilling to repay principal and interest when due, and may require that the conditions for payment be renegotiated. All of these factors can make foreign investments, especially those in developing countries, more volatile.
AMERICAN DEPOSITARY RECEIPTS AND EUROPEAN DEPOSITARY RECEIPTS (ADRS AND
EDRS) are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities markets, respectively, ADRs and EDRs are alternatives to the purchase of the underlying securities in their national markets and currencies.
A   S    SET-BACKED SECURITIES include interests in pools of the following:
purchase contracts, financing leases, or sales agreements entered into by municipalities; lower-rated debt securities; or consumer loans. The value of these securities may be significantly affected by changes in interest rates, the market's perception of issuers, and the creditworthiness of the parties involved. Certain asset-backed securities rely on continued payments by a municipality, and may also be subject to prepayment risk. MORTGAGE SECURITIES are interests in pools of commercial or residential mortgages, and include complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. Mortgage securities may be issued by the U.S. Government or by private entities. For example, Ginnie Maes are interests in pools of mortgage loans insured or guaranteed by a U.S. Government agency. Because mortgage securities pay both interest and principal as their underlying mortgages are paid off, they are subject to prepayment risk. This is especially true for stripped securities. Also, the value of a mortgage security may be significantly affected by changes in interest rates. Some mortgage securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, making their value highly volatile.
VARIABLE AND FLOATING RATE SECURITIES have interest rates that are periodically adjusted either at specific intervals or whenever a benchmark rate changes. Inverse floaters have interest rates that move in the opposite direction from a benchmark, making the security's market value more volatile.
STRIPPED SECURITIES are the separate income or principal components of a debt security. Their risks are similar to those of other debt securities, although they may be more volatile and the value of certain types of stripped securities may move in the same direction as interest rates. REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.
FOREIGN REPURCHASE AGREEMENTS may be less well secured than U.S. repurchase agreements, and may be denominated in foreign currencies. They also may involve greater risk of loss if the counterparty defaults. Some counterparties in these transactions may be less creditworthy than those in U.S. markets.
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund temporarily transfers possession of a portfolio instrument to another party in return for cash. This could increase the risk of fluctuation in the fund's yield or in the market value of its assets.
MUNICIPAL LEASE OBLIGATIONS are used by municipalities to acquire land, equipment, or facilities. If the municipality stops making payments or transfers its obligations to a private entity, the obligation could lose value or become taxable.
PUT FEATURES entitle the holder to put (sell back) an instrument to the issuer or a financial intermediary. In exchange for this benefit, a fund may pay periodic fees or accept a lower interest rate. Demand features and standby commitments are types of put features.
PRIVATE ENTITIES may be involved in some municipal securities. For example, industrial revenue bonds are backed by private entities, and resource recovery bonds often involve private corporations. The viability of a project or tax incentives could affect the value and credit quality of these securities.
REAL ESTATE-RELATED INSTRUMENTS include real estate investment trusts, commercial and residential mortgage-backed securities, and real estate financings. Real estate-related instruments are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.
ADJUSTING INVESTMENT EXPOSURE. A fund can use various techniques to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts, entering into currency exchange contracts or swap agreements, purchasing indexed securities, and selling securities short.
FMR can use these practices to adjust the risk and return characteristics of a fund's portfolio of investments. If FMR judges market conditions incorrectly or employs a strategy that does not correlate well with a fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.
DIRECT DEBT. Loans and other direct debt instruments are interests in amounts owed to another party by a company, government, or other borrower. They have additional risks beyond conventional debt securities because they may entail less legal protection for a fund, or there may be a requirement that the fund supply additional cash to a borrower on demand.
ILLIQUID AND RESTRICTED SECURITIES. Some investments may be determined by FMR, under the supervision of the Board of Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. The sale of some illiquid securities, and some other securities, may be subject to legal restrictions. Difficulty in selling securities may result in a loss or may be costly to a fund.
RESTRICTIONS: Each fund (except Overseas, Emerging Markets Income, High Yield, and Strategic Income) may not purchase a security if, as a result, more than 10% of its net assets would be invested in illiquid securities. Each of Overseas, Emerging Markets Income, High Yield, and Strategic Income may not purchase a security if, as a result, more than 15% of its net assets would be invested in illiquid securities.
WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS are trading practices in which payment and delivery for the securities take place at a future date. The market value of a security could change during this period, which could affect a fund's yield.
WARRANTS are instruments which entitle the holder to buy underlying equity securities at a specific price for a specific period of time. A warrant tends to be more volatile than its underlying securities and ceases to have value if it is not exercised prior to its expiration date. In addition, changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying securities.
DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry or type of project. Economic, business, or political changes can affect all securities of a similar type. A fund that is not diversified may be more sensitive to changes in the market value of a single issuer or industry.
RESTRICTIONS:  W   it    h respect to 100% of its total assets, each of
Equity Growth and Strategic Opportunities may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer.
With respect to 75% of its total assets, each of Overseas, Mid Cap, Global Resources, Growth Opportunities, Large Cap, Equity Income, Income & Growth, High Yield, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal and Intermediate Municipal Income may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer.
   Emerging Markets Income, Strategic Income, Short-Intermediate Municipal
Income, California Municipal Income and New York Muni    cipal Income are
considered non-diversified. Generally, to meet federal tax requirements at the close of each quarter, each fund does not invest more than 25% of its total assets in any one issuer and, with respect to 50% of total assets, does not invest more than 5% of its total assets in any one issuer.
These limitations do not apply to U.S. Government securities.
BORROWING. Each fund may borrow from banks or from other funds advised by FMR, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.
RESTRICTIONS: Each fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets. LENDING securities to broker-dealers and institutions, including Fidelity Brokerage Services, Inc. (FBSI), an affiliate of FMR, is a means of earning income. This practice could result in a loss or a delay in recovering a fund's securities. A fund may also lend money to other funds advised by FMR.
RESTRICTIONS: Loans, in the aggregate, may not exceed 331/3% of a fund's total assets; however High Income Municipal, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income and New York Municipal Income do not currently intend to make loans. FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS
Some of the policies and restrictions discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraphs restate all those that are fundamental. All policies stated throughout this prospectus, other than those identified in the following paragraphs, can be changed without shareholder approval.
OVERSEAS FUND seeks growth of capital primarily through investments in foreign securities.
   MID     CAP FUND seeks long-term growth of capital.
E   Q    UITY GROWTH FUND seeks to achieve capital appreciation by
investing primarily in common and preferred stock and securities convertible into the common stock of companies with above-average growth characteristics.
GLOBAL RESOURCES FUND seeks long-term growth of capital and protection of the purchasing power of shareholders' capital by investing primarily in securities of foreign and domestic companies that own or develop natural resources, or supply goods and services to such companies, or in physical commodities.
GROWTH OPPORTUNITIES FUND seeks to provide capital growth by investing primarily in common stocks and securities convertible into common stocks. STRATEGIC OPPORTUNITIES FUND seeks capital appreciation by investing primarily in securities of companies believed by FMR to involve a "special situation." Under normal conditions, the fund will invest at least 65% of its total assets in companies involving a special situation. FMR intends to invest primarily in common stocks and securities that are convertible into common stocks; however, it also may invest in debt securities of all types and quality if FMR believes that investing in these securities will result in capital appreciation. The fund may invest up to 30% of its assets in foreign investments.
L   A    RGE CAP FUND seeks long-term growth of capital.
EQUITY INCOME FUND seeks a yield from dividend and interest income which exceeds the composite dividend yield on securities comprising the S&P 500. In addition, consistent with the primary objective of obtaining dividend and interest income, the fund will consider the potential for achieving capital appreciation.
INCOME & GROWTH FUND seeks both income and growth of capital by investing in a diversified portfolio of equity and fixed-income securities with income, growth of income and capital appreciation potential.
EMERGING MARKETS INCOME FUND seeks a high level of current income by investing primarily in debt securities and other instruments of issuers in emerging markets. As a secondary objective, the fund seeks capital appreciation.
HIGH YIELD FUND seeks a combination of a high level of income and the potential for capital gains by investing in a diversified portfolio consisting primarily of high-yielding, fixed-income and zero coupon securities, such as bonds, debentures and notes, convertible securities and preferred stocks.
STRATEGIC INCOME FUND seeks a high level of current income by investing primarily in debt securities. The fund may also seek capital appreciation. GOVERNMENT INVESTMENT FUND seeks a high level of current income by investing primarily in obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities.
I   NT    ERMEDIATE BOND FUND seeks to provide a high rate of income through investment primarily in investment-grade fixed-income obligations. SHORT FIXED-INCOME FUND seeks to obtain a high level of current income, consistent with the preservation of capital, by investing primarily in a broad range of investment-grade fixed-income securities. Where appropriate the fund will take advantage of opportunities to realize capital appreciation.
HIGH INCOME MUNICIPAL FUND seeks to provide a high current yield by investing in a diversified portfolio of municipal obligations whose interest is not included in gross income for purposes of calculating federal income tax. The fund normally invests at least 80% of its net assets in municipal obligations whose interest is free from federal income tax.
    INT    ERMEDIATE MUNICIPAL INCOME FUND seeks the highest level of income exempt from federal income taxes that can be obtained consistent with the preservation of capital. The fund normally invests at least 80% of its net assets in securities whose interest is free from federal income tax.
   SHO    RT-INTERMEDIATE MUNICIPAL INCOME FUND seeks as high a level of current income, exempt from federal income tax, as is consistent with preservation of capital. The fund normally invests at least 80% of its net assets in municipal obligations whose interest is free from federal income tax.
   CALIFORNIA MUNICIPAL INCOME FUND seeks a high level of current income free from federal income tax and California state income tax by investing primarily in municipal securities. The fund normally invests at least 80% of its net assets in securities whose interest is free from federal and California income taxes.
    NEW YORK MUNICIPAL INCOME FUND    seeks a high level of current income
free from federal income tax and New York State and City personal income taxes by investing primarily in municipal securities. The fund normally invests at least 80% of its net assets in securities whose interest is free
from federal and New York State and City     personal income taxes.
With respect to 75% of its total assets, each of Overseas, Mid Cap, Global Resources, Growth Opportunities, Large Cap, Equity Income, Income & Growth, High Yield, Government Investment, Intermediate Bond, Short-Fixed Income, High Income Municipal and Intermediate Municipal Income may not purchase a security if, as a result, more than 5% would be invested in the securities of a single issuer. With respect to 100% of its total assets, each of Equity Growth and Strategic Opportunities may not purchase a security if, as a result, more than 5% would be invested in the securities of a single issuer.
With respect to 75% of its total assets, each of Overseas, Mid Cap, Global Resources, Growth Opportunities, Large Cap, Equity Income, Income & Growth, High Yield, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, and Intermediate Municipal Income may not purchase more than 10% of the outstanding voting securities of a single issuer.
With respect to 100% of its total assets, each of Equity Growth and Strategic Opportunities may not purchase more than 10% of the outstanding voting securities of a single issuer.
Each fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets.
Loans, in the aggregate, may not exceed 331/3% of each fund's total assets. BREAKDOWN OF EXPENSES
Like all mutual funds, the funds pay fees related to their daily operations. Expenses paid out of each class's assets are reflected in that class's share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.
Each fund pays a MANAGEMENT FEE to FMR for managing its investments and business affairs. FMR in turn pays fees to affiliates who provide assistance with these services for certain of the funds. Each fund also pays OTHER EXPENSES, which are explained on page __.
FMR may, from time to time, agree to reimburse a fund for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated at any time without notice, can decrease a fund's expenses and boost its performance.
MANAGEMENT FEE
The management fee is calculated and paid to FMR every month. Equity Income pays FMR a monthly management fee at an annual rate of 0.50% of its average net assets. The fee for Equity Growth, Global Resources, Income & Growth, Emerging Markets Income, High Yield, Strategic Income, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income is calculated by adding a group fee rate to an individual fee rate, and multiplying the result by each fund's average net assets. The fee for Overseas, Mid Cap, Growth Opportunities, Strategic Opportunities, and Large Cap is determined by taking a basic fee and then applying a performance adjustment. The performance adjustment either increases or decreases the management fee, depending on how well each fund has performed relative to the Morgan Stanley Capital International Europe, Australasia, and Far East Index for Overseas, the S&P Mid Cap 400 Index for Mid Cap or the S&P 500 for each of Growth Opportunities, Strategic Opportunities and Large Cap.
The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For Overseas, Mid Cap, Equity Growth, Global Resources, Growth Opportunities, Strategic Opportunities, Large Cap and Income & Growth this rate cannot rise above 0.52%, and it drops as total assets under management increase. For Emerging Markets Income, High Yield, Strategic Income, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income, this rate cannot rise above 0.37%, and it drops as total assets under management increase. The basic fee rate (calculated monthly) is calculated by adding a group fee rate to an individual fund fee rate, and multiplying the result by each fund's average net assets.
   The performance adjustment rate is calculated monthly by comparing each of Overseas, Mid Cap, Growth Opportunities, Strategic Opportunities and Large Cap's performance to that of the respective indices over the most recent 36-month period. For Mid Cap and Large Cap the performance period will begin on or about March 1, 1996 and will eventually span 36 months, but the performance adjustment will not take effect until on or about February 1, 1997. The difference is translated into a dollar amount that is
adde    d to or subtracted from the basic fee. The maximum annualized performance adjustment rate is +  0.20%.
Investment performance will be measured separately for each class of shares offered by Overseas, Mid Cap, Growth Opportunities, Strategic Opportunities and Large Cap and the least of the results obtained will be used in calculating the performance adjustment.
The following table states the management fee for each fund for its most recent fiscal year end.
                                      Group      Individual   Total
                                      Fee Rate   Fund Fee     Manageme
                                                 Rate         nt Fee

Overseas [A]                                      0.45%

Mid Cap [B]                                       0.30%

Equity Growth                                     0.30%

Global Resources                                  0.45%

Growth Opportunities [A]                          0.30%

Strategic Opportunities [A]                       0.30%

Large Cap [B]                                     0.30%

Equity Income                         N/A        N/A           0.50%

Income & Growth                                   0.20%

Emerging Markets Income                           0.55%

High Yield                                        0.45%

Strategic Income                                  0.45%

Government Investment                             0.30%

Intermediate Bond                                 0.30%

Short Fixed-Income                                0.30%

High Income Municipal                             0.25%

 Intermediate Municipal Income                    0.25%

Short-Intermediate Municipal Income               0.25%

California Municipal Income [B]                   0.25%

New York Municipal Income [B]                     0.25%

[A] The basic fee rate for the fiscal year ended 1995 was ____% for Overseas, ____% for Growth Opportunities, and ___% for Strategic
Opportunities.
[B] Annualized


FMR HAS SUB-ADVISORY AGREEMENTS with four affiliates: FMR U.K., FMR Far East, FIJ, and FIIA. FIIA in turn has a sub-advisory agreement with FIIAL U.K. These sub-advisers are compensated for providing FMR with investment research and advice on issuers based outside the United States. FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of the costs of providing these services. FMR pays FIJ and FIIA a fee equal to 30% of its management fee rate associated with investments for which the sub-adviser provided investment advice.
The sub-advisers may also provide investment management services. In return, FMR pays FMR U.K., FMR Far East, FIJ, and FIIA a fee equal to 50% of its management fee rate with respect to a fund's investments that the sub-adviser manages on a discretionary basis. FIIA pays FIIAL U.K. a fee equal to 110% of the cost of providing these services.
For the fiscal year ended 1995, FMR, on behalf of each fund with a sub-advisory agreement paid FMR U.K., FMR Far East, FIJ and FIIA fees equal to __%, of each fund's average net assets.
OTHER EXPENSES
While the management fee is a significant component of each fund's annual operating costs, the funds have other expenses as well.
FIIOC performs transfer agency, dividend disbursing and shareholder servicing functions for the Institutional Class of Overseas, Equity Growth, Global Resources, Growth Opportunities, Strategic Opportunities, Equity Income, Income & Growth, Emerging Markets Income, High Yield, Strategic Income, Government Investment, Intermediate Bond, and Short Fixed-Income (the Taxable Funds). Fidelity Service Co. (FSC) calculates the NAV and dividends for the Institutional Class of the Taxable Funds, maintains the general accounting records and administers the securities lending program of the Taxable Funds.
In the fiscal year ended 1995, fees paid by the Institutional Class of each fund (as a percentage of average net assets) amounted to the following:
                           Institutio   Each
                           nal          Fund
                           Class to     to FSC
                           FIIOC

Overseas                    [A]

Equity Growth

Global Resources            [A]

Growth Opportunities        [A]

Strategic Opportunities     [A]

Equity Income

Income & Growth             [A]

Emerging Markets Income     [A]

High Yield                  [A]

Strategic Income            [A]

Government Investment       [A]

Intermediate Bond

Short Fixed-Income     [A]

[A] Annualized
UMB has entered into sub-arrangements pursuant to which FIIOC performs transfer agency, dividend disbursing and shareholder services for Institutional Class of High Income Municipal, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income (the Tax-Exempt Funds). UMB has entered into sub-arrangements pursuant to which FSC calculates the NAV and dividends for the Institutional Class of the Tax-Exempt Funds, and maintains the general accounting records for each of the Tax-Exempt Funds. All of the fees are paid to FIIOC and FSC by UMB, which is reimbursed by the Institutional Class or the fund, as appropriate, for such payments.
In the fiscal year ended 1995, fees paid by the Institutional Class of each fund (as a percentage of average net assets) amounted to the following:
                                      UMB to       UMB to
                                      FIIOC        FSC on
                                      on           behalf of
                                      behalf of    each
                                      Institutio   fund
                                      nal
                                      Class

High Income Municipal                  [A]

Intermediate Municipal Income

Short-Intermediate Municipal Income    [A]

   New Y    ork Municipal Income       [A]

[A] Annualized
Each fund has adopted a DISTRIBUTION AND SERVICE PLAN. on behalf of Institutional Class. Each Plan recognizes that FMR may use its resources, including management fees, to pay expenses associated with the sale of Institutional Class shares. This may include payments to third parties, such as banks or broker-dealers, that provide shareholder support services or engage in the sale of the funds' Institutional Class shares. The Board of Trustees of each fund has authorized such payments.
The fund also pays other expenses, such as legal, audit, and custodian fees; in some instances, proxy solicitation costs; and the compensation of trustees who are not affiliated with Fidelity. A broker-dealer may use a portion of the commissions paid by certain funds to reduce the fund's custodian or transfer agent fees.
   The portfolio turnover rate for Mid Cap and Large Cap is not expected to exceed __% for their first fiscal period ending November 30, 1996. The portfolio turnover rate for California Municipal Income is not expected to
exceed __% for its first fiscal period endin    g October 31, 1996.
The portfolio turnover rate for the fiscal year ended 1995 was __% for Overseas, __% for Equity Growth, ___% for Global Resources, __% for Growth Opportunities, ___% for Strategic Opportunities, ___% for Equity Income, ___% for Income & Growth, ___% for Emerging Markets Income, ___% for High Yield, ___% for Strategic Income, ___% for Government Investment, ___% for Intermediate Bond, ___% for Short Fixed-Income, ___% High Income Municipal,
___% for Intermediate Municipal Income, ___% for Short-Inter   me    diate
Municipal Income, and ___% for New York Municipal Income. These rates vary from year to year. High turnover rates increase transaction costs and may increase taxable capital gains. FMR considers these effects when evaluating the anticipated benefits of short-term investing.
YOUR ACCOUNT


TYPES OF ACCOUNTS
If you invest through an investment professional, read your investment professional's program materials in conjunction with this prospectus for additional service features or fees that may apply. Certain features of the funds, such as minimum initial or subsequent investment amounts, may be modified in these programs, and administrative charges may be imposed for the services rendered. Your investment professional (including broker-dealers) may charge you a transaction fee with respect to the purchase and sale of fund shares.
The different ways to set up (register) your account with Fidelity are listed below.
The account guidelines that follow may not apply to certain funds or to certain retirement accounts. For instance, tax-free funds are not available for purchase in retirement accounts. If your employer offers a fund through a retirement program, contact your employer for more information. Otherwise call your investment professional directly.
WAYS TO SET UP YOUR ACCOUNT
INDIVIDUAL OR JOINT TENANT
FOR YOUR GENERAL INVESTMENT NEEDS
Individual accounts are owned by one person. Joint accounts can have two or more owners (tenants).
RETIREMENT (THE FOLLOWING OPTIONS ARE AVAILABLE ONLY FOR TAXABLE FUNDS)
TO SHELTER YOUR RETIREMENT SAVINGS FROM TAXES
 Retirement plans allow individuals to shelter investment income and capital gains from current taxes. In addition, contributions to these accounts may be tax deductible. Retirement accounts require special applications and typically have lower minimums.
(solid bullet) INDIVIDUAL RETIREMENT ACCOUNTS (IRAS) allow anyone of legal age under 701/2 with earned income to invest up to $2,000 per tax year. Individuals can also invest in a spouse's IRA if the spouse has earned income of less than $250.
(solid bullet) ROLLOVER IRAS retain special tax advantages for certain distributions from employer-sponsored retirement plans.
(solid bullet) SIMPLIFIED EMPLOYEE PENSION PLANS (SEP-IRAS) provide small business owners or those with self-employed income (and their eligible employees) with many of the same advantages as a Keogh, but with fewer administrative requirements.
(solid bullet) 401(K) PLANS allow employees of corporations of all sizes to contribute a percentage of their wages on a tax-deferred basis. These accounts need to be established by the trustee of the plan.
(solid bullet) MONEY PURCHASE/PROFIT SHARING PLANS (KEOGH PLANS) are tax-deferred pension accounts designated for employees of unincorporated businesses or for persons who are self-employed.
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)
TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS
These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $10,000 a year per child without paying federal gift tax. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act (UGMA) or the Uniform Transfers to Minors Act (UTMA). Contact your investment professional.
TRUST
FOR MONEY BEING INVESTED BY A TRUST
The trust must be established before an account can be opened.
BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS, OR OTHER
GROUPS
Contact your investment professional.
HOW TO BUY SHARES
INSTITUTIONAL CLASS'S SHARE PRICE, called NAV, is calculated every business day. Institutional Class shares are sold without a sales charge.
Shares are purchased at the next NAV calculated after your order is received and accepted by the transfer agent. NAV is normally calculated at 4:00 p.m. Eastern time.
It is the responsibility of your investment professional to transmit your order to buy shares to the appropriate transfer agent before 4:00 p.m. Eastern time.
The transfer agent must receive payment within three business days after an order for shares is placed; otherwise your purchase order may be canceled and you could be held liable for resulting fees and/or losses.
Share certificates are not available for Institutional Class shares.
IF YOU ARE NEW TO THE FIDELITY ADVISOR FUNDS, complete and sign an account application and mail it along with your check. You may also open your account by wire as described on page __. If there is no account application accompanying this prospectus, call your investment professional or 1-800-843-3001.
If you are investing through a tax-sheltered retirement plan, such as an IRA, for the first time, you will need a special application. Contact your investment professional for more information and a retirement account application.
IF YOU ALREADY HAVE MONEY INVESTED IN A FIDELITY ADVISOR FUND, you can:
(small solid bullet) Mail an account application with a check,
(small solid bullet) Place an order and wire money into your account, (small solid bullet) Open your account by exchanging from the same class of another Fidelity Advisor fund or from another Fidelity fund, or
(small solid bullet) Contact your investment professional.
MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT $ 2,500
   For Fidelity Advisor retirement accounts $    500
Throu    gh automatic investment plans $ 1,000
TO ADD TO AN ACCOUNT $    250
   For Fidelity Advisor retirement accounts $    100
Thro    ugh automatic investment plans $    100
MINIMUM BALANCE $1,000
   Fo    r Fidelity Advisor retirement accounts NONE
For further information on opening an account, please consult your investment professional or refer to the account application.
    TO OPEN AN ACCOUNT   TO ADD TO AN ACCOUNT




PHONE                          (small solid bullet) Exchange from
                               the same class of another         (small solid bullet) Exchange from the same class of another
1-800-843-3001 OR YOUR
INVESTMENT                     Fidelity Advisor fund or from
                               another                            Fidelity Advisor fund or from another
PROFESSIONAL                   Fidelity fund account with the
                               same                               Fidelity fund account with the same
                               registration, including name,
                               address, and                       registration, including name, address, and
                               taxpayer ID number.                taxpayer ID number.

Mail (mail_graphic)           (small solid bullet) Complete and
                              sign the account application.       (small solid bullet) Make your check payable to the complete
                              Make your check payable to the
                              complete                             name of the fund of your choice and note
                              name of the fund of your choice and
                              note                                 the applicable class. Indicate your fund
                              the applicable class. Mail to the
                              address                              account number on your check and mail to
                              indicated on the application.        the address printed on your account
                                                                   statement.
                                                                   (small solid bullet) Exchange by mail: call 1-800-843-3001 or your investment professional for instructions.

In Person (hand_graphic)      (small solid bullet) Bring your
                              account application and check to    (small solid bullet) Bring your check to your investment
                              your investment professional.        professional.

Wire (wire_graphic)          (small solid bullet) Call 1-800-843-
                             3001 to set up your account          (small solid bullet) Not available for retirement accounts.
                             and to arrange a wire transaction.
                             Not                                  (small solid bullet) Wire to:
                             available for retirement accounts.    Banker's Trust Co.
                             (small solid bullet) Wire to:         Routing # 021001033
                             Banker's Trust Co.                   Custody & Shareholder Services
                             Routing # 021001033                                                 Fidelity Advisor DART System

                             Custody & Shareholder Services       DDA#: (call 1-800-843-3001)
                             Fidelity Advisor DART System         FBO: (account name)
                             DDA#: (call 1-800-843-3001)           (account number)
                             FBO: (account name)
                             (account number)                      Specify the complete name of the fund of
                                                                   your choice, note the applicable class and
                            Specify the complete name of the
                            fund of                                include your account number and your
                            your choice, note the applicable
                            class and                              name.
                            include your new account number and
                            your
                            name.


HOW TO SELL SHARES
You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares. Your shares will be sold at the next NAV calculated after your order is received and accepted by the transfer agent, NAV is normally calculated at 4:00 p.m. Eastern time.
TO SELL SHARES IN A NON-RETIREMENT ACCOUNT, you may use any of the methods described on these two pages.
TO SELL SHARES IN A FIDELITY ADVISOR RETIREMENT ACCOUNT, your request must be made in writing, except for exchanges to shares of the same class of another Fidelity Advisor fund or shares of other Fidelity funds, which can be requested by phone or in writing.
IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR ACCOUNT SHARES, leave at least
$1,000 worth of shares in the account to keep it open    (a    ccount
minimums do not apply to retirement accounts).
TO SELL SHARES BY BANK WIRE, you will need to sign up for this service in advance.
CERTAIN REQUESTS MUST INCLUDE A SIGNATURE GUARANTEE. It is designed to protect you and the fund from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:
(small solid bullet) You wish to redeem more than $100,000 worth of shares, (small solid bullet) Your account registration has changed within the last 30 days,
(small solid bullet) The check is being mailed to a different address than the one on your account (record address),
(small solid bullet) The check is being made payable to someone other than the account owner, or
(small solid bullet) The redemption proceeds are being transferred to a Fidelity account with a different registration, or
(small solid bullet) You wish to have redemption proceeds wired to a non-predesignated bank account.
You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.
SELLING SHARES IN WRITING
Write a "letter of instruction" with:
(small solid bullet) Your name,
(small solid bullet) The fund's name,
(small solid bullet) The applicable class name,
(small solid bullet) Your fund account number,
(small solid bullet) The dollar amount or number of shares to be redeemed, signed certificates (if applicable), and
(small solid bullet) Any other applicable requirements listed in the following table.
Deliver your letter to your investment professional, or mail it to the following address:
Fidelity Investments Institutional Operations Company
P.O. Box 1182
Boston, MA 02103-1182
Unless otherwise instructed, the transfer agent will send a check to the record address.
      ACCOUNT TYPE   SPECIAL REQUIREMENTS


PHONE                      All account types except retirement   (small solid bullet) Maximum check request: $100,000.
1-800-843-3001  OR YOUR
INVESTMENT PROFESSIONAL





(phone_graphic)                    All account types                     (small solid bullet) You may exchange to the same
                                                                        class of other Fidelity Advisor funds
                                                                       or to other Fidelity funds if both
                                                                        accounts are registered with the
                                                                         same name(s), address, and
                                                                       taxpayer ID number.

Mail or in Person
(mail_graphic)(hand_graphic)      Individual, Joint Tenant,             (small solid bullet) The letter of instruction must be
                                  Sole Proprietorship, UGMA, UTMA       signed by all persons required to
                                                                        sign for transactions, exactly as
                                                                       their names appear on the account.
                                                                        (small solid bullet) The account owner should complete
                                  Retirement account                    a retirement dis tribution form. Call
                                                                        1-800-843-3001 or your investment
                                                                        professional to request one.

                                 Trust                                 (small solid bullet) The trustee must sign the letter
                                                                        indicating capacity as trustee. If the
                                                                        trustee's name is not in the account
                                                                        registration, provide a copy of the
                                                                        trust document certified within the
                                                                        last 60 days.

                                   Business or Organization              (small solid bullet) At least one person authorized by
                                                                       corporate resolution to act on the
                                                                       account must sign the letter.

                                  Executor, Administrator,              (small solid bullet) Call 1-800-843-3001 or your
                                   Conservator/Guardian                  investment professional for
                                                                        instructions.

Wire (wire_graphic)               All account types except retirement   (small solid bullet) You must sign up for the wire
                                                                        feature before using it. To verify that
                                                                        it is in place, call 1-800-843-3001.
                                                                        Minimum wire: $1,000.
                                                                       (small solid bullet) Your wire redemption request must
                                                                        be received by the transfer agent
                                                                        before 4:00 p.m. Eastern time for
                                                                        money to be wired on the next
                                                                        business day.


INVESTOR SERVICES
Fidelity Advisor funds provide a variety of services to help you manage your account.
INFORMATION SERVICES
STATEMENTS AND REPORTS that the transfer agent sends to you include the following:
(small solid bullet) Confirmation statements (after every transaction that affects your account balance or your account registration)
(small solid bullet) Account statements (quarterly)
(small solid bullet) Financial reports (every six months)
To reduce expenses, only one copy of most financial reports will be mailed, even if you have more than one account in the fund. Call your investment professional if you need additional copies of financial reports. TRANSACTION SERVICES
EXCHANGE PRIVILEGE. You may sell your Institutional Class shares and buy Institutional Class shares of other Fidelity Advisor funds or shares of other Fidelity funds by telephone or in writing.
   Note that exchanges out of a fund are limited to four per calendar year, and that they may have tax consequences for you. For details on policies and restrictions governing exchanges, including circumstances under which a
shareholder's exchange privilege may be     suspended or revoked, see
"Exchange Restrictions," page __.

       FIDELITY ADVISOR SYSTEMATIC WITHDRAWAL PROGRAM    lets you set up
periodic redemptions from your account. Institutional Class shares with an account value of $10,000 or more are eligible for this program.
One easy way to pursue your financial goals is to invest money regularly. Fidelity Advisor funds offer convenient services that let you transfer money into your fund account, or between fund accounts, automatically. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Certain restrictions apply for retirement
accounts. Call your investment prof    essional for more information.

   REG    ULAR INVESTMENT PLANS
F   IDELITY ADVISOR SYSTEMATIC INVESTMENT PROGRAM
TO MOVE MONEY FROM YOUR BANK ACCOUNT TO A FIDELITY ADVISOR FUND



M   INIMUM  MINIMUM     FREQUENCY       SETTING UP OR CHANGING
   INITIAL  ADDITIONAL  Monthly,
                        bimonthly,      (small solid bullet) For a new account, complete the appropriate section on the
   $1,000   $100[A]     quarterly,      application.
                        or semi-annually (small solid bullet) For existing accounts, call your investment professional for an application.
                                           (small solid bullet) To change the amount or frequency of your investment, contact
                                           your investment professional directly or, ca    ll 1-800-843-3001. Call
                                        at least 10 business days prior to your next scheduled investment date.


FIDELITY ADVISOR SYSTEMATIC EXCHANGE PROGRAM
TO MOVE MONEY FROM A FIDELITY MONEY MARKET FUND OR A FIDELITY ADVISOR FUND TO ANOTHER FIDELITY ADVISOR FUND



M   INIMUM          FREQUENCY                  SETTING UP OR CHANGING
   $100             Monthly, quarterly,          (small solid bullet)     To establish, call your investment professional after
                                               both accounts
                    se    mi-annually, or      are opened.
                 annually                         (small solid bullet)     To change the amount or frequency of your
                                               investment, contact
                                               your investment professional directly.
                                                  (small solid bullet)     The account from which the exchanges are to be
                                               processed must
                                               have a minimum balance of $10,000. The account into which the exchange is being processed must have a minimum of $1,000.
                                                  (small solid bullet)     Both accounts must have the same registrations
                                               and taxpayer ID
                                               numbers.
                                                  (small solid bullet)     Call at least 2 business days prior to your
                                               next scheduled
                                               exchange date.


[A] BECAUSE THEIR SHARE PRICES FLUCTUATE, THESE FUNDS MAY NOT BE
APPROPRIATE CHOICES FOR DIRECT DEPOSIT OF YOUR ENTIRE CHECK.
SHAREHOLDER AND ACCOUNT POLICIES


DIVIDENDS, CAPITAL GAINS, AND TAXES
Each fund distributes substantially all of its net income and capital gains to shareholders each year. Each fund pays capital gains, if any, in December and may pay additional capital gains after the close of its fiscal year. Normally, dividends for Equity Income and Income & Growth are distributed in March, June, September and December; dividends for Overseas, Mid Cap, Equity Growth, Global Resources, Growth Opportunities, Strategic Opportunities, and Large Cap are distributed in December; dividends for Equity Growth and Equity Income may also be distributed in January; dividends for Emerging Markets Income, Strategic Income, High Yield, Intermediate Bond, Government Investment, Short Fixed-Income, High Income Municipal, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income are declared daily and paid monthly.
DISTRIBUTION OPTIONS
When you open an account, specify on your account application how you want to receive your distributions. The funds offer four options:
1. REINVESTMENT OPTION. Your dividend and capital gain distributions will be automatically reinvested in additional shares of the same class of the fund. If you do not indicate a choice on your application, you will be assigned this option.
2. INCOME-EARNED OPTION. Your capital gain distributions will be automatically reinvested in additional shares of the same class of the fund, but you will be sent a check for each dividend distribution.
3. CASH OPTION. You will be sent a check for your dividend and capital gain distributions.
4. DIRECTED DIVIDENDS PROGRAM. Your dividend and capital gain distributions will be automatically invested in the same class of
shar    es of another identically registered Fidelity Advisor Fund.
If you select distribution option 2 or 3 and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, those checks will be reinvested in your account at the current NAV and your election may be converted to the Reinvestment Option. You may change your distribution option at any time by notifying the transfer agent in writing. For retirement accounts, all distributions are automatically reinvested. When you are over 59 1/2 years old, you can receive distributions in cash. When each of Overseas, Mid Cap, Equity Growth, Global Resources, Growth Opportunities, Strategic Opportunities, Large Cap, Equity Income and Income & Growth deducts a distribution from its NAV, the reinvestment price is the applicable fund's NAV at the close of business that day. Dividends from Emerging Markets Income, High Yield, Strategic Income, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income and New York Municipal Income will be reinvested at the applicable fund's NAV on the last day of the month. Capital gain distributions from these funds will be reinvested at the NAV as of the date the applicable fund deducts the distributions from its NAV. Distribution checks will be mailed within seven days or longer for a December ex-dividend date.
TAXES
As with any investment, you should consider how an investment in the funds could affect you. Below are some of the funds' tax implications. If your account is not a tax-deferred retirement account, be aware of these tax implications.
TAXES ON DISTRIBUTIONS. Interest income that High Income Municipal, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income earn is distributed to shareholders as income dividends. Interest that is federally tax-free remains tax-free when it is distributed. Distributions from each fund (except High Income Municipal, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income), however, are subject to federal income tax. Each fund (except California Municipal Income and New York Municipal Income) may also be subject to state or local taxes. If you live outside the United States, your distributions from these funds could also be taxed by the country in which you reside.
For federal tax purposes, income and short-term capital gain distributions for each fund (except High Income Municipal, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income) are taxed as dividends; long-term capital gain distributions are taxed as long-term capital gains.
However, for shareholders of High Income Municipal, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income, gain on the sale of tax-free bonds results in taxable distributions. Short-term capital gains and a portion of the gain on bonds purchased at a discount are taxed as dividends; long-term capital gain distributions, if any, are taxed as long-term capital gains. Mutual fund dividends from U.S. Government securities are generally free from state and local income taxes. However, particular states may limit this benefit, and some types of securities, such as repurchase agreements and some agency-backed securities, may not qualify for the benefit. In addition, some states may impose intangible property taxes. You should consult your own tax adviser for details and up-to-date information on the tax laws in your state.
Distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31.
Every January, the transfer agent will send you and the IRS a statement showing the taxable distributions paid to you in the previous year.
The interest from some municipal securities is subject to the federal
alternative minimum tax. Each of High Income Municipal, Inter   mediate
Municipal Income, Short-Intermediate Municipal Income, California Municipal Income and New York Municipal Income may invest up to 100% of its assets in
these securities. Individuals who     are subject to the tax must report
this interest on their tax returns.
A portion of the dividends from High Income Municipal, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income may be free from state or local taxes. Income from investments in your state are often tax-free to you. Each year, the transfer agent will send you a breakdown of income from each state to help you calculate your taxes
   To the extent that New York Municipal Income fund's income dividends are derived from state-tax free investments, they will be free from New York State and City personal income taxes.
To the extent that California Municipal Income fund's income dividends are derived from interest on state tax-free investments, they will be free from California state personal income tax. Distributions derived from obligations that are not California state tax-free obligations, as well as distributions from short or long-term capital gains, are subject to California state personal income tax. Corporate taxpayers should note that the fund's income dividends and other distributions are not exempt from
California state franchise or co    rporate income taxes.
During the fiscal year ended 1995, __% of the income dividends from High Income Municipal, Intermediate Municipal Income, Short-Intermediate Municipal Income and New York Municipal Income were free from federal
income tax and ___% of New York    Mu    nicipal Income fund's income
dividends were free from New York taxes. And during the fiscal year ended 1995, ___% of High Income Municipal's, ___% of Intermediate Municipal Income's, ___% of Short-Intermediate Municipal Income's, and ___% of New
Y   o    rk Municipal Income's income dividends were subject to the federal alternative minimum tax.
TAXES ON TRANSACTIONS. Your redemptions-including exchanges-are subject to capital gains tax. A capital gain or loss is the difference between the cost of your shares and the price you receive when you sell them.
Whenever you sell shares of a fund, the transfer agent will send you a confirmation statement showing how many shares you sold and at what price. You will also receive a consolidated transaction statement at least quarterly. However, it is up to you or your tax preparer to determine whether this sale resulted in a capital gain and, if so, the amount of tax to be paid. BE SURE TO KEEP YOUR REGULAR ACCOUNT STATEMENTS; the information they contain will be essential in calculating the amount of your capital gains.
"BUYING A DIVIDEND." If you buy shares just before a fund deducts a distribution from its NAV, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution.
CURRENCY CONSIDERATIONS. For funds that can invest in foreign securities, if a fund's dividends exceed its taxable income in any year, which is sometimes the result of currency-related losses, all or a portion of the fund's dividends may be treated as a return of capital to shareholders for tax purposes. To minimize the risk of a return of capital, each of these funds may adjust its dividends to take currency fluctuations into account, which may cause the dividends to vary. Any return of capital will reduce the cost basis of your shares, which will result in a higher reported capital gain or a lower reported capital loss when you sell your shares. The statement you receive in January will specify if any distributions included a return of capital.
Undistributed net gains from currency transactions, if any, will generally be distributed as a separate dividend in December.
EFFECT OF FOREIGN TAXES. Foreign governments may impose taxes on a fund and its investments and these taxes generally will reduce the fund's distributions. However, an offsetting tax credit or deduction may be available to you. If so, your tax statement will show more taxable income or capital gains than were actually distributed by the funds, but will also show the amount of the available offsetting credit or deduction.
There are tax requirements that all funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, a fund may have to limit its investment activity in some types of instruments. TRANSACTION DETAILS
THE FUNDS ARE OPEN FOR BUSINESS each day the New York Stock Exchange (NYSE) is open. Each class's NAV is normally calculated as of the close of business of the NYSE, normally 4:00 p.m. Eastern time.
A CLASS'S NAV is the value of a single share. The NAV of each class is computed by adding that class's pro rata share of the value of the applicable fund's investments, cash, and other assets, subtracting that class's pro rata share of the value of the applicable fund's liabilities, subtracting the liabilities allocated to that class, and dividing the result by the number of shares of that class that are outstanding.
Each fund's assets are valued primarily on the basis of market quotations, if available. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets are valued by a method that the Board of Trustees believes accurately reflects fair value.
THE OFFERING PRICE (price to buy one share) and REDEMPTION PRICE (price to sell one share) of Institutional Class shares are its NAV.
WHEN YOU SIGN YOUR ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.
YOU MAY INITIATE MANY TRANSACTIONS BY TELEPHONE. Fidelity and the transfer agent may only be liable for losses resulting from unauthorized transactions if they do not follow reasonable procedures designed to verify the identity of the caller. Fidelity and the transfer agent will request personalized security codes or other information, and may also record calls. You should verify the accuracy of the confirmation statements immediately after receipt. If you do not want the ability to redeem and exchange by telephone, call the transfer agent for instructions. Additional documentation may be required from corporations, associations and certain fiduciaries.
IF YOU ARE UNABLE TO REACH THE TRANSFER AGENT BY PHONE (for example, during periods of unusual market activity), consider placing your order by mail. EACH FUND RESERVES THE RIGHT TO SUSPEND THE OFFERING OF SHARES for a period of time. Each fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Restrictions" on page __. Purchase orders may be refused if, in FMR's opinion, they would disrupt management of a fund.
WHEN YOU PLACE AN ORDER TO BUY SHARES, your shares will be purchased at the next NAV calculated after your order is received and accepted by the transfer agent. Note the following:
(small solid bullet) All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
(small solid bullet) The funds do not accept cash.
(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.
(small solid bullet) Each fund reserves the right to limit the number of checks processed at one time.
(small solid bullet) If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees a fund or the transfer agent has incurred.
(small solid bullet) Direct Purchases: You begin to earn dividends as of the first business day following the day the fund receives payment.
(small solid bullet) Confirmed Purchases: You begin to earn dividends as of the business day the fund receives payment.
(small solid bullet) Automated Purchase Orders: You begin to earn dividends as of the business day your order is received and accepted.
CONFIRMED PURCHASES. Certain financial institutions that meet FDC's creditworthiness criteria may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than close of business on the next business day. If payment is not received by the next business day, the order will be canceled and the financial institution will be liable for any losses.
AUTOMATED PURCHASE ORDERS. Institutional Class shares of each fund can be purchased or sold through investment professionals utilizing an automated order placement and settlement system that guarantees payment for orders on a specified date.
TO AVOID THE COLLECTION PERIOD associated with check purchases, consider buying shares by bank wire, U.S. Postal money order, U.S. Treasury check, or Federal Reserve check.
WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at the next NAV calculated after your order is received and accepted by the transfer agent. Note the following:
(small solid bullet) Normally, redemption proceeds will be mailed to you on the next business day, but if making immediate payment could adversely affect a fund, it may take up to seven days to pay you.
(small solid bullet) Shares of Emerging Markets Income, High Yield, Strategic Income, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income will earn dividends through the date of redemption; however, shares redeemed on a Friday or prior to a holiday will continue to earn dividends until the next business day.
(small solid bullet) Each fund may hold payment on redemptions until it is reasonably satisfied that investments made by check have been collected, which can take up to seven business days.
(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
THE TRANSFER AGENT RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500, subject to an annual maximum charge of $60.00 per shareholder. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts. The fee will not be deducted from retirement accounts (except non-Fidelity prototype retirement
accounts), accounts using a systematic investment pro   gram, certain
(Network Level I and III) accounts which are maintained through National Securities Clearing Corporation (NSCC), or if total assets in Fidelity mutual funds exceed $50,000. Eligibility for the $50,000 waiver is determined by aggregating Fidelity mutual fund accounts (excluding contractual plans) maintained by (i) FIIOC (ii) by State Street Bank & Trust Company, and (iii) through NSCC; provided those accounts are registered under the same primary social security number.
I   F Y    OUR NON-RETIREMENT ACCOUNT BALANCE FALLS BELOW $1,000, you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, the transfer agent reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV on the day your account is closed.
THE TRANSFER AGENT MAY CHARGE A FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.
FDC will, at its expense, provide promotional incentives such as sales contests and luxury trips to investment professionals who support the sale of shares of the funds. In some instances, these incentives will be offered only to certain types of investment professionals, such as bank-affiliated or non-bank affiliated broker-dealers, or to investment professionals whose representatives provide services in connection with the sale or expected sale of significant amounts of shares.
EXCHANGE RESTRICTIONS
As a shareholder, you have the privilege of exchanging your Institutional Class shares for Institutional Class shares of other Fidelity Advisor funds or for shares of other Fidelity funds. However, you should note the following:
(small solid bullet) The fund you are exchanging into must be registered for sale in your state.
(small solid bullet) You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number. (small solid bullet) Before exchanging into a fund, read its prospectus. (small solid bullet) If you exchange into a fund with a sales charge, you pay the difference between that fund's sales charge and any sales charge you may have previously paid in connection with the shares you are exchanging. For example, if you had already paid a sales charge of 2% on your shares and you exchange them into a fund with a 3% sales charge, you would pay an additional 1% sales charge.
(small solid bullet) Exchanges may have tax consequences for you.
(small solid bullet) Because excessive trading can hurt fund performance and shareholders, each fund reserves the right to temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the fund per calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the four exchange limit.
(small solid bullet) Each fund reserves the right to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
(small solid bullet) Your exchanges may be restricted or refused if a fund receives or anticipates simultaneous orders affecting significant portions of the fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a fund.
Although the funds will attempt to give you prior notice whenever they are reasonably able to do so, they may impose these restrictions at any time. The funds reserve the right to terminate or modify the exchange privilege in the future.
APPENDIX A
DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS:
AAA - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in the Aaa securities.
A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
BAA - Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
BA - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. CAA - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
CA - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C - Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category. Those bonds in the Aa, A, Baa, Ba, and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, and B1.
DESCRIPTION OF S&P'S CORPORATE BOND RATINGS:
AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.
AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.
A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.
BB - Debt rate BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB - rating.
B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB- rating.
CCC - Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B - rating.
CC - The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.
C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.
CI - The rating CI is reserved for income bonds on which no interest is being paid.
D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.
The ratings from AA to CCC may be modified by the addition of a plus or minus to show relative standing within the major rating categories. APPENDIX B

   OVERSEAS - INSTITUTIONAL CLASS


Calendar year total returns                                   1990   1991   1992   1993   1994   1995

OVERSEAS

Lipper International Funds AverageA



Percentage (%)
Row: 1, Col: 1, Value: 0.0
Row: 2, Col: 1, Value: 0.0
Row: 3, Col: 1, Value: 0.0
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) OVERSEAS - INSTITUTIONAL CLASS
   EQUITY GROWTH - INSTITUTIONAL CLASS


Calendar year total returns    1986   1987   1988   1989   1990   1991   1992   1993   1994   1995

EQUITY GROWTH

Lipper Growth Funds AverageB



Percentage (%)
Row: 1, Col: 1, Value: 0.0
Row: 2, Col: 1, Value: 0.0
Row: 3, Col: 1, Value: 0.0
Row: 4, Col: 1, Value: 0.0
Row: 5, Col: 1, Value: 0.0
Row: 6, Col: 1, Value: 0.0
Row: 7, Col: 1, Value: 0.0
Row: 8, Col: 1, Value: 0.0
Row: 9, Col: 1, Value: 0.0
Row: 10, Col: 1, Value: 0.0
(LARGE SOLID BOX) EQUITY GROWTH - INSTITUTIONAL
CLASS
   GLOBAL RESOURCES - INSTITUTIONAL CLASS


Calendar year total returns                   1988   1989   1990   1991   1992   1993   1994   1995

GLOBAL RESOURCES

Lipper Natural Resources Funds
AverageC



Percentage (%)
Row: 1, Col: 1, Value: 0.0
Row: 2, Col: 1, Value: 0.0
Row: 3, Col: 1, Value: 0.0
Row: 4, Col: 1, Value: 0.0
Row: 5, Col: 1, Value: 0.0
Row: 6, Col: 1, Value: 0.0
Row: 7, Col: 1, Value: 0.0
Row: 8, Col: 1, Value: 0.0
Row: 9, Col: 1, Value: 0.0
Row: 10, Col: 1, Value: 0.0
(LARGE SOLID BOX) GLOBAL RESOURCES -
INSTITUTIONAL CLASS
   GROWTH OPPORTUNITIES - INSTITUTIONAL CLASS


Calendar year total returns                      1988   1989   1990   1991   1992   1993   1994   1995

GROWTH OPPORTUNITIES

Lipper Growth Funds AverageB



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) GROWTH OPPORTUNITIES -
INSTITUTIONAL CLASS
   STRATEGIC OPPORTUNITIES - INSTITUTIONAL CLASS


Calendar year total returns    1986   1987   1988   1989   1990   1991   1992   1993   1994   1995

STRATEGIC OPPORTUNITIES

Lipper Growth Funds AverageB



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) STRATEGIC OPPORTUNITIES -
INSTITUTIONAL CLASS
   EQUITY INCOME - INSTITUTIONAL CLASS


Calendar year total returns           1986   1987   1988   1989   1990   1991   1992   1993   1994   1995

EQUITY INCOME

Lipper Equity Income Funds AverageD



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) EQUITY INCOME - INSTITUTIONAL
CLASS
   INCOME & GROWTH - INSTITUTIONAL CLASS


Calendar year total returns            1987   1988   1989   1990   1991   1992   1993   1994   1995

INCOME & GROWTH

Lipper Balanced Funds AverageE



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) INCOME & GROWTH -
INSTITUTIONAL CLASS
   EMERGING MARKETS INCOME - INSTITUTIONAL CLASS


Calendar year total returns                                                                  1994   1995

EMERGING MARKETS INCOME

Lipper General World Income Funds AverageF

Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) EMERGING MARKETS INCOME
INSTITIONAL CLASS
   HIGH YIELD- INSTITUTIONAL CLASS


Calendar year total returns              1987   1988   1989   1990   1991   1992   1993   1994   1995

HIGH YIELD

Lipper High Current Yield Funds
AverageG

Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) HIGH YIELD - INSTITUTIONAL
CLASS
   STRATEGIC INCOME - INSTITUTIONAL CLASS


Calendar year total returns                                                          1994   1995

STRATEGIC INCOME

Lipper General Bond Funds AverageH

Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) STRATEGIC INCOME -
INSTITUTIONAL CLASS
   GOVERNMENT INVESTMENT - INSTITUTIONAL CLASS


Calendar year total returns             1987   1988   1989   1990   1991   1992   1993   1994   1995

GOVERNMENT INVESTMENT CLASS A

Lipper General U.S. Government
Bond Funds AverageI

Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) GOVERNMENT INVESTMENT -
INSTITUTIONAL CLASS
   INTERMEDIATE BOND - INSTITUTIONAL CLASS


Calendar year total returns             1986   1987   1988   1989   1990   1991   1992   1993   1994   1995

INTERMEDIATE BOND

Lipper Intermediate Investment Grade
Bond Funds AverageJ

Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) INTERMEDIATE BOND -
INSTITUTIONAL CLASS
   SHORT FIXED-INCOME - INSTITUTIONAL CLASS


Calendar year total returns                1987   1988   1989   1990   1991   1992   1993   1994   1995

SHORT FIXED-INCOME

Lipper Short Investment Grade Bond
Funds AverageK

Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) SHORT FIXED-INCOME -
INSTITUTIONAL CLASS
   HIGH INCOME MUNICIPAL - INSTITUTIONAL CLASS


Calendar year total returns               1987   1988   1989   1990   1991   1992   1993   1994   1995

HIGH INCOME MUNICIPAL

Lipper High Yield Municipal Bond
Funds
AverageL



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) HIGH INCOME MUNICIPAL -
INSTITUTIONAL CLASS
   INTERMEDIATE MUNICIPAL INCOME - INSTITUTIONAL CLASS


Calendar year total returns          1986   1987   1988   1989   1990   1991   1992   1993   1994   1995

INTERMEDIATE MUNICIPAL INCOME

Lipper Intermediate Municipal Bond
Funds AverageM



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) INTERMEDIATE MUNICIPAL
INCOME - INSTITUTIONAL CLASS
   SHORT-INTERMEDIATE MUNICIPAL INCOME - INSTITUTIONAL CLASS


Calendar year total returns                                                          1994   1995

SHORT-INTERMEDIATE MUNICIPAL
INCOME

Lipper Short Municipal Debt Funds
AverageN



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) SHORT-INTERMEDIATE MUNICIPAL
INCOME - INSTITUTIONAL CLASS
   NEW YORK MUNICIPAL INCOME - INSTITUTIONAL CLASS


Calendar year total returns                                                             1995

NEW YORK MUNICIPAL INCOME

Lipper New York Municipal Bond
Funds AverageO



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) NEW YORK MUNICIPAL INCOME -
INSTITUTIONAL CLASS

   [A] THE LIPPER INTERNATIONAL FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER __ MUTUAL FUNDS WITH SIMILAR OBJECTIVES
[B] THE LIPPER GROWTH FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER __ MUTUAL FUNDS WITH SIMILAR OBJECTIVES
[C] THE LIPPER NATURAL RESOURCES FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER __ MUTUAL FUNDS WITH SIMILAR OBJECTIVES
[D] THE LIPPER EQUITY INCOME FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER __ MUTUAL FUNDS WITH SIMILAR OBJECTIVES
[E] THE LIPPER BALANCED FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER __ MUTUAL FUNDS WITH SIMILAR OBJECTIVES
[F] THE LIPPER GENERAL WORLD INCOME FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER __ MUTUAL FUNDS WITH SIMILAR OBJECTIVES
[G] THE LIPPER HIGH CURRENT YIELD FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER __ MUTUAL FUNDS WITH SIMILAR OBJECTIVES
[H] THE LIPPER GENERAL BOND FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER __ MUTUAL FUNDS WITH SIMILAR OBJECTIVES
[I] THE LIPPER GENERAL U.S. GOVERNMENT BOND FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER __ MUTUAL FUNDS WITH SIMILAR OBJECTIVES [J] THE LIPPER INTERMEDIATE INVESTMENT GRADE BOND FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER __ MUTUAL FUNDS WITH SIMILAR OBJECTIVES KI] THE LIPPER SHORT INVESTMENT GRADE BOND FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER __ MUTUAL FUNDS WITH SIMILAR OBJECTIVES
[L] THE LIPPER HIGH YIELD MUNICIPAL BOND FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER __ MUTUAL FUNDS WITH SIMILAR OBJECTIVES
[M] THE LIPPER INTERMEDIATE MUNICIPAL BOND FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER __ MUTUAL FUNDS WITH SIMILAR OBJECTIVES
[N] THE LIPPER SHORT MUNICIPAL DEBT FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER __ MUTUAL FUNDS WITH SIMILAR OBJECTIVES
[O] THE LIPPER NEW YORK MUNICIPAL BOND FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER __ MUTUAL FUNDS WITH SIMILAR OBJECTIVES
No dealer, sales representative or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related SAI, in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This Prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell or to buy shares of the funds to any person to whom it is unlawful to make such offer.

                    Fidelity Advisor Funds:  Class A and Class B
                                Cross Reference Sheet

       Form N-1A                                                         Statement of Additional
       Item Number                                                         Information Section
       -----------                                                        ----------------------


       10, 11  . . . . . . . . . . . . . . . . . . .   Cover Page; Table of Contents

       12  . . . . . . . . . . . . . . . . . . . . .   Description of the Trusts

       13      a - c   . . . . . . . . . . . . . . .   Investment Policies and Limitations

               d   . . . . . . . . . . . . . . . . .   Portfolio Transactions

       14      a - c   . . . . . . . . . . . . . . .   Trustees and Officers

       15      a   . . . . . . . . . . . . . . . . .   *

               b - c   . . . . . . . . . . . . . . .   Trustees and Officers

       16      a        i  . . . . . . . . . . . . .   FMR

                        ii . . . . . . . . . . . . .   Trustees and Officers

                        iii  . . . . . . . . . . . .   Management Contracts; Contracts with FMR Affiliates

               b - d   . . . . . . . . . . . . . . .   Management Contracts; Contracts with FMR Affiliates

               e   . . . . . . . . . . . . . . . . .   Management Contracts

               f   . . . . . . . . . . . . . . . . .   Distribution and Service Plans

               g   . . . . . . . . . . . . . . . . .   *

               h   . . . . . . . . . . . . . . . . .   Description of the Trusts

               i   . . . . . . . . . . . . . . . . .   Contracts with FMR Affiliates

       17      a   . . . . . . . . . . . . . . . . .   Portfolio Transactions

               b   . . . . . . . . . . . . . . . . .   Portfolio Transactions

               c   . . . . . . . . . . . . . . . . .   Portfolio Transactions

               d               . . . . . . . . . . .   Portfolio Transactions

               e               . . . . . . . . . . .   *






       Form N-1A                                                         Statement of Additional
       Item Number                                                         Information Section
       -----------                                                        ----------------------

       18      a   . . . . . . . . . . . . . . . . .   Description of the Trusts

               b   . . . . . . . . . . . . . . . . .   *

       19      a   . . . . . . . . . . . . . . . . .   Additional Purchase, Exchange and Redemption Information

               b   . . . . . . . . . . . . . . . . .   Valuation; Additional Purchase, Exchange and Redemption
                                                       Information

               c   . . . . . . . . . . . . . . . . .   *

       20                                              Distributions and Taxes

       21      a, b  . . . . . . . . . . . . . . . .   Distribution and Service Plans; Contracts with FMR
                                                       Affiliates

               c   . . . . . . . . . . . . . . . . .   *

       22  . . . . . . . . . . . . . . . . . . . . .   Performance; Appendix

       23  . . . . . . . . . . . . . . . . . . . . .   Financial Statements



     *        Not Applicable



                                FIDELITY ADVISOR FUNDS
                                 CLASS A and CLASS B
                         STATEMENT OF ADDITIONAL INFORMATION
                                  February 26, 1996


     This Statement of Additional Information (SAI) is not a prospectus but should be read in conjunction with the funds' current Prospectus (dated February 26, 1996) for Class A and Class B shares. Please retain this document for future reference. Each fund's financial statements and financial highlights, included in their respective Annual Reports, for the most recent fiscal period are incorporated herein by reference. To obtain an additional copy of this SAI, the Prospectus or any Annual Report, please call Fidelity Distributors Corporation, 82 Devonshire Street, Boston, Massachusetts 02109 or your Investment Professional.


       TABLE OF CONTENTS                                                  PAGE

       Investment Policies and Limitations

       Special Considerations Affecting Canada

       Special Considerations Affecting Latin America

       Special Considerations Affecting Japan, the Pacific Basin, and Southeast Asia

       Special Considerations Affecting Europe

       Special Considerations Affecting Africa



       Special Considerations Affecting New York

       Special Considerations Affecting California

       Special Considerations Affecting Puerto Rico



       Portfolio Transactions

       Valuation

       Performance

       Additional Purchase, Exchange, and Redemption Information

       Distributions and Taxes

       FMR

       Trustees and Officers

       Management Contracts

       Contracts with FMR Affiliates

       Distribution and Service Plans

       Description of the Trusts

       Financial Statements

       Appendix

                                                                    ACOM-ptb-296
       Growth Funds
       ------------

       Fidelity Advisor Overseas Fund



       Fidelity Advisor Mid Cap Fund

       Fidelity Advisor Equity Growth Fund



       Fidelity Advisor Global Resources Fund

       Fidelity Advisor Growth Opportunities Fund

       Fidelity Advisor Strategic Opportunities Fund



       Fidelity Advisor Large Cap Fund



       Growth and Income Funds
       -----------------------

       Fidelity Advisor Equity Income Fund

       Fidelity Advisor Income & Growth Fund

       Taxable Income Funds
       --------------------

       Fidelity Advisor Emerging Markets Income Fund

       Fidelity Advisor High Yield Fund

       Fidelity Advisor Strategic Income Fund

       Fidelity Advisor Government Investment Fund



       Fidelity Advisor Intermediate Bond Fund

       Fidelity Advisor Short Fixed-Income Fund

       Municipal Funds
       ---------------

       Fidelity Advisor High Income Municipal Fund



       Fidelity Advisor Intermediate Municipal Income
       Fund

       Fidelity Advisor Short-Intermediate
       Municipal Income Fund

       Fidelity Advisor New York Municipal Income Fund

       Fidelity Advisor California Municipal Income Fund


       Investment Adviser
       ------------------

       Fidelity Management & Research Company (FMR)

       Investment Sub-Advisers
       -----------------------

       Fidelity Management & Research (U.K.) Inc.
       (FMR U.K.)

       Fidelity Management & Research (Far East) Inc.
       (FMR Far East)

       Fidelity International Investment Advisors (FIIA)

       Fidelity International Investment Advisors (U.K.)
       Limited (FIIAL U.K.)

       Fidelity Investments Japan Limited (FIJ)


       Distributor
       -----------

       Fidelity Distributors Corporation (FDC)

       Transfer Agent
       --------------

       State Street Bank and Trust Company (State Street)

       (Class A - Taxable Funds)

       Fidelity Investments Institutional Operations
       Company (FIIOC) (Class B - Taxable Funds)



       UMB Bank, n.a. (UMB) (Class A and Class B -
       Municipal Funds)

                         Investment Policies and Limitations
                         -----------------------------------

         The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets or other circumstances will not be considered when determining whether the investment complies with a fund's investment policies and limitations.

         A fund's fundamental investment policies and limitations cannot be changed without approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940) of the fund. However, except for the fundamental investment limitations listed below and the policies restated in the "Fundamental Policies" paragraph on page __, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.


     OVERSEAS FUND

         THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

         (1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than obligations issued or guaranteed by the government of the United States, its agencies or instrumentalities) if, as a result thereof: (i) more than 5% of the fund's total assets would be invested in the securities of such issuer or (ii) the fund would hold more than 10% of the outstanding voting securities of such issuer;

         (2) issue senior securities, except as permitted under the Investment Company Act of 1940;

         (3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the value of its total assets (including the amount borrowed), less liabilities (other than borrowings). Any borrowings that come to exceed 33 1/3% of the fund's total assets by reason of a decline in net assets will be reduced within three days (exclusive of Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

         (4) underwrite any issue of securities, except to the extent that the fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

         (5) purchase the securities of any issuer (other than obligations issued or guaranteed by the government of the United States, its agencies or instrumentalities) if, as a result thereof, more than 25% of the fund's total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry;

         (6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

         (7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

         (8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

         THE FOLLOWING LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

         (i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

         (ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

         (iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.

         (iv) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the price at which they are valued.

         (v) The fund does not currently intend to invest in interests in real estate investment trusts that are not readily marketable or invest in interests in real estate limited partnerships that are not listed on the New York Stock Exchange or the American Stock Exchange or traded on the NASDAQ National Market System if, as a result, the sum of such interests and other investments considered illiquid under limitation (iv) would exceed 15% of the fund's net assets.

         (vi) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements).

         (vii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.

         (viii) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.

         (ix) The fund does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 10% of the fund's net assets. Included in that amount, but not to exceed 2% of net assets, are warrants whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants acquired by the fund in units or attached to securities are not subject to these restrictions.

         (x) The fund does not currently intend to invest in oil, gas or other mineral exploration or development programs or leases.

         (xi) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.

         For purposes of limitation (viii), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."


         For the fund's limitations on futures and options transactions, see the section entitled "Futures and Options" beginning on page __.


     MID CAP FUND

         THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

         (1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;


         (2) issue senior securities, except as permitted under the Investment Company Act of 1940;


         (3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;


         (4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;


         (5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;


         (6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

         (7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or


         (8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.


         (9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.


         THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

         (i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.


         (ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.


         (iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.

         (iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.


         (v) The fund does not currently intend to purchase interests in real estate investment trusts that are not readily marketable or interests in real estate limited partnerships that are not listed on an exchange or traded on the NASDAQ National Market System if, as a result, the sum of such interests and other investments considered illiquid under limitation
     (iv) would exceed 10% of the fund's net assets.


         (vi) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)


         (vii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.


         (viii) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.


         (ix) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years continuous operation.


         (x) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.

         (xi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.


         For purposes of limitation (ix), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."


         For the fund's limitations on futures and options transactions, see the section entitled "Futures and Options" beginning on page __.



     EQUITY GROWTH FUND

         THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT
      LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

         (1) purchase the securities of any issuer (other than obligations issued or guaranteed by the Government of the United States, its agencies or instrumentalities) if, as a result (a) more than 5% of the fund's total assets (taken at current value) would be invested in the securities of such issuer, or (b) the fund would hold more than 10% of the voting securities of such issuer;

         (2) make short sales of securities (unless it owns or by virtue of its ownership of other securities has the right to obtain, securities equivalent in kind and amount to the securities sold), provided, however, that the fund may purchase or sell futures contracts;

         (3) purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions, provided, however, that the fund may make initial and variation margin payments in connection with purchases or sales of futures contracts or of options on futures contracts;

         (4) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the value of the fund's total assets (including the amount borrowed) less liabilities (not including borrowings). Any borrowings that come to exceed 33 1/3% of the value of the fund's total assets by reason of a decline in net assets will be reduced within 3 days (exclusive of Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

         (5) underwrite any issue of securities (to the extent that the fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);

         (6) purchase the securities of any issuer (other than obligations issued or guaranteed by the Government of the United States, its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry;

         (7) purchase or sell real estate (but this shall not prevent the fund from investing in marketable securities issued by companies such as real estate investment trusts which deal in real estate or interests therein and participation interests in pools of real estate mortgage loans);

         (8) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities);

         (9) lend any security or make any other loan if, as a result, more than 33 1/3% of the fund's total assets would be lent to other parties, except (i) through the purchase of a portion of an issue of debt securities in accordance with its investment objective, policies and limitations, or (ii) by engaging in repurchase agreements with respect to portfolio securities;

         (10) purchase securities of other investment companies (except in the open market where no commission other than the ordinary broker's commission is paid, or as a part of a merger or consolidation, and in no event may investments in such securities exceed 10% of the total assets of the fund);

         (11) purchase the securities of any issuer if, as a result, more than 5% of the fund's total assets (taken at current value) would be invested in the securities of companies which, including predecessors, have a record of less than three years of continuous operation; or

         (12) invest in oil, gas, or other mineral exploration or development programs.

         THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

         (i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

         (ii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (4)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.

         (iii) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

         (iv) The fund does not currently intend to purchase interests in real estate investment trusts that are not readily marketable, or interests in real estate limited partnerships that are not listed on an exchange or traded on the NASDAQ National Market System if, as a result, the sum of such interests and other investments considered illiquid under limitation (iii) would exceed 10% of the fund's net assets.

         (v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

         (vi) The fund does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 5% of the fund's net assets. Included in that amount, but not to exceed 2% of the fund's net assets, may be warrants that are not listed on the New York Stock Exchange or the American Stock Exchange. Warrants acquired by the fund in units or attached to securities are not subject to these restrictions.

         (vii) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.

         (viii) The fund does not currently intend to invest in oil, gas or other mineral exploration or development programs or leases.

         (ix) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.

         For purposes of limitations (11) and (ix), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."


         For the fund's limitations on futures and options transactions, see the section entitled "Futures and Options" beginning on page __.


     GLOBAL RESOURCES FUND

         THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

         (1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than obligations issued or guaranteed by the government of the United States, or any of its agencies or instrumentalities) if, as a result thereof, (a) more than 5% of the fund's total assets would be invested in the securities of such issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of such issuer;

         (2) issue senior securities, except as permitted under the Investment Company Act of 1940;

         (3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;


         (4) underwrite securities issued by others, except to the extent that the fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

         (5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

         (6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); or


         (7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.


         (8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

         THE FOLLOWING LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

         (i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

         (ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

         (iii) The fund may borrow money only (a) from a bank or from a registered investment company or fund for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.


         (iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

         (v) The fund does not currently intend to purchase interests in real estate investment trusts that are not readily marketable or interests in real estate limited partnerships that are not listed on an exchange or traded on the NASDAQ National Market System if, as a result, the sum of such interests and other investments considered illiquid under limitation
     (iv) would exceed 10% of the fund's net assets.

         (vi) The fund does not currently intend to invest in physical commodities other than precious metals (i.e., gold, palladium, platinum and silver) and it intends to limit such investments to not more than 25% of the fund's total assets. The fund may receive no more than 10% of its yearly income from gains resulting from selling metals or any other physical commodity.


         (vii) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)


         (viii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange or as a result of a reorganization, consolidation, or merger.


         (ix) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.


         (x) The fund does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 10% of the fund's net assets. Included in that amount, but not to exceed 2% of net assets, are warrants whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants acquired by the fund in units or attached to securities are not subject to these restrictions.

         (xi) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.


         (xii) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.


         (xiii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.


         For purposes of limitation (ix), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."


         For the fund's limitations on futures contracts and options, see the section entitled "Futures and Options" on page __.


     GROWTH OPPORTUNITIES FUND

         THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

         (1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

         (2) issue senior securities, except as permitted under the Investment Company Act of 1940;

         (3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

         (4) underwrite securities issued by others except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933, in the disposition of restricted securities;

         (5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

         (6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

         (7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

         (8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

         (9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

         THE FOLLOWING LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

         (i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

         (ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

         (iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.

         (iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

         (v) The fund does not currently intend to purchase interests in real estate investment trusts that are not readily marketable or interests in real estate limited partnerships that are not listed on an exchange or traded on the NASDAQ National Market System if, as a result, the sum of such interests and other investments considered illiquid under limitation
     (iv) would exceed 10% of the fund's net assets.

         (vi) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments, and in connection therewith, assuming any associated unfunded commitments of the sellers. (This limit does not apply to purchases of debt securities or to repurchase agreements.)

         (vii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.

         (viii) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.

         (ix) The fund does not currently intend to purchase warrants, valued at the lower cost or market, in excess of 5% of the fund's net assets. Included in that amount, but not to exceed 2% of net assets, may be warrants that are not listed on the New York Stock Exchange or the American Stock Exchange. Warrants acquired by the fund in units or attached to securities are not subject to these restrictions.

         (x) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.

         (xi) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.

         (xii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

         For purposes of limitation (viii), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."


         For the fund's limitations on futures and options transactions, see the section entitled "Futures and Options" on page __.


     STRATEGIC OPPORTUNITIES FUND

         THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

         (1) purchase the securities of any issuer (other than obligations issued or guaranteed by the government of the United States, its agencies, or instrumentalities) if, as a result thereof, more than 5% of the fund's total assets (taken at current value) would be invested in the securities of such issuer;

         (2) purchase the securities of any issuer, if such purchase, at the time thereof, would cause more than 10% of the outstanding voting securities of such issuer to be held in the fund's portfolio;

         (3) issue senior securities (except to the extent that issuance of one or more classes of shares of the fund in accordance with an order issued by the Securities and Exchange Commission may be deemed to constitute issuance of a senior security);

         (4) make short sales of securities, (unless it owns, or by virtue of its ownership of other securities has the right to obtain, at no additional cost, securities equivalent in kind and amount to the securities sold); provided, however, that the fund may enter into forward foreign currency exchange transactions; and further provided that the fund may purchase or sell futures contracts;

         (5) purchase any securities or other property on margin, (except for such short-term credits as are necessary for the clearance of transactions); provided, however, that the fund may make initial and variation margin payments in connection with purchases or sales of futures contracts or options on futures contracts;

         (6) borrow money except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the value of the fund's total assets (including the amount borrowed) less liabilities (not including borrowings). Any borrowings that come to exceed 33 1/3% of the fund's total assets by reason of a decline in net assets, will be reduced within three days (exclusive of Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation. The fund will not purchase securities for investment while borrowings equaling 5% or more of its total assets are outstanding;

         (7) underwrite any issue of securities (except to the extent that the fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of "restricted securities");

         (8) purchase the securities of any issuer (other than obligations issued or guaranteed by the government of the United States, its agencies, or instrumentalities) if, as a result thereof, more than 25% of the fund's total assets would be invested in the securities of one or more issuers having their principal business activities in the same industry;

         (9) purchase or sell real estate (but this shall not prevent the fund from investing in marketable securities issued by companies such as real estate investment trusts which deal in real estate or interests therein and participation interests in pools of real estate mortgage loans);

         (10) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities);

         (11) lend any security or make any other loan if as a result, more than 33 1/3% of the fund's total assets would be lent to other parties except (i) through the purchase of a portion of an issue of debt securities in accordance with its investment objective, policies, and limitations, or (ii) by engaging in repurchase agreements with respect to portfolio securities;

         (12) purchase securities of other investment companies (except in the open market where no commission other than the ordinary broker's commission is paid, or as part of a merger or consolidation, and in no event may investments in such securities exceed 10% of the value of total assets of the fund). The fund may not purchase or retain securities issued by other open-end investment companies;

         (13) invest more than 5% of the fund's total assets (taken at market value) in the securities of companies which, including predecessors, have a record of less than three years' continuous operation; or

         (14) invest in oil, gas, or other mineral exploration or development programs.


         THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

         (i) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (6)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.

         (ii) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

         (iii) The fund does not currently intend to purchase interests in real estate investment trusts that are not readily marketable or interests in real estate limited partnerships that are not listed on an exchange or traded on the NASDAQ National Market System if, as a result, the sum of such interests and other investments considered illiquid under limitation
     (ii) would exceed 10% of the fund's net assets.

         (iv) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

         (v) The fund does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 5% of the fund's net assets. Included in that amount, but not to exceed 2% of the fund's net assets, may be warrants that are not listed on the New York Stock Exchange or the American Stock Exchange. Warrants acquired by the fund in units or attached to securities are not subject to these restrictions.

         (vi) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.

         (vii) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.


         (viii) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.


         For purposes of limitation (viii), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."


         For the fund's limitations on futures and options transactions, see the section entitled "Futures and Options" on page __.



     LARGE CAP FUND

         THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

         (1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;


         (2) issue senior securities, except as permitted under the Investment Company Act of 1940;


         (3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

         (4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;


         (5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;


         (6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);


         (7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or


         (8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.


         (9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.


         THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.


         (i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

         (ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.


         (iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.


         (iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.


         (v) The fund does not currently intend to purchase interests in real estate investment trusts that are not readily marketable or interests in real estate limited partnerships that are not listed on an exchange or traded on the NASDAQ National Market System if, as a result, the sum of such interests and other investments considered illiquid under limitation (iv) would exceed 10% of the fund's net assets.


         (vi) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)


         (vii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.

         (viii) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.


         (ix) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years continuous operation.


         (x) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.


         (xi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.


         For purposes of limitations (ix), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."


         For the fund's limitations on futures and options transactions, see the section entitled "Futures and Options" beginning on page __.



     EQUITY INCOME FUND

         THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

         (1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

         (2) issue senior securities, except as permitted under the Investment Company Act of 1940;

         (3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

         (4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

         (5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

         (6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

         (7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

         (8) lend any security or make any other loan if, as a result, more than 33 1/3% of total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.


         THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

         (i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

         (ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

         (iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.

         (iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

         (v) The fund does not currently intend to invest in interests in real estate investment trusts that are not readily marketable or invest in interests in real estate limited partnerships that are not listed on the New York Stock Exchange or the American Stock Exchange or traded on the NASDAQ National Market System if, as a result, the sum of such interests and other investments considered illiquid under limitation (iv) would exceed 10% of the fund's net assets.

         (vi) The fund does not currently intend to lend assets other than securities to other parties, except (a) by lending money (up to 7.5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser, or
     (b) acquiring loans, loan participations, or other forms of direct debt instruments and in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

         (vii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation or merger.

         (viii) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.

         (ix) The fund does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 5% of the fund's net assets. Included in that amount, but not to exceed 2% of the fund's net assets, may be warrants that are not listed on the New York Stock Exchange or the American Stock Exchange. Warrants acquired by the fund in units or attached to securities are not subject to these restrictions.

         (x) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.

         (xi) The fund does not currently intend to invest in oil, gas or other mineral exploration or development programs or leases.

         For purposes of limitation (viii), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."



         For the fund's limitations on futures and options transactions, see the section entitled "Futures and Options" beginning on page __.


     INCOME & GROWTH FUND

         THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

         (1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

         (2) issue senior securities, except as permitted under the Investment Company Act of 1940;

         (3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

         (4) underwrite securities issued by others except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933, in the disposition of restricted securities;

         (5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

         (6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

         (7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

         (8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

         (9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

         THE FOLLOWING LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

               (i) The fund does not currently intend to sell securities short unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

              (ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

             (iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.

              (iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

               (v) The fund does not currently intend to purchase interests in real estate investment trusts that are not readily marketable or interests in real estate limited partnerships that are not listed on an exchange or traded on the NASDAQ National Market System if, as a result, the sum of such interests and other investments considered illiquid under limitation (iv) would exceed 10% of the fund's net assets.

              (vi) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser, or (b) acquiring loans, loan participations or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

             (vii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.

            (viii) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.

              (ix) The fund does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 5% of its net assets. Included in that amount, but not to exceed 2% of the fund's net assets, may be warrants that are not listed on the New York Stock Exchange or the American Stock Exchange. Warrants acquired by the fund in units or attached to securities are not subject to these restrictions.

               (x) The fund does not currently intend to invest in oil, gas, other mineral exploration or development programs or leases.

              (xi) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of FMR who individually own more than 1/2 of

     1% of the securities of such issuer together own more than 5% of such issuer's securities.

             (xii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

                      For purposes of limitation (viii), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."

                      For the fund's limitations on futures and options transactions, see the section entitled "Futures and Options" beginning on page __.

     EMERGING MARKETS INCOME FUND

              THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

               (1) issue senior securities, except as permitted under the Investment Company Act of 1940;

               (2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

               (3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;


               (4) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

               (5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

               (6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

               (7) lend any security or make any other loan if, as a result, more than 33 1/3% of total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

               (8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

             THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.


               (i) To meet federal tax requirements for qualification as a "regulated investment company," the fund limits its investments so that at the close of each quarter of its taxable year: (a) with regard to at least 50% of total assets, no more than 5% of total assets are invested in the securities of a single issuer, and (b) no more than 25% of total assets are invested in the securities of a single issuer. Limitations (a) and (b) do not apply to "government securities" as defined for federal tax purposes.

              (ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

             (iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

              (iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.

               (v) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

              (vi) The fund does not currently intend to invest in interests in real estate investment trusts that are not readily marketable, or to invest in interests in real estate limited partnerships that are not listed on the New York Stock Exchange or the American Stock Exchange or traded on the NASDAQ National Market System.

             (vii) The fund does not currently intend to lend assets other than securities to other parties, except (a) by lending money (up to 7.5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser, or (b) acquiring loans, loan participations, or other forms of direct debt instruments and in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

            (viii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation or merger.

              (ix) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.

               (x) The fund does not currently intend to invest in oil, gas or other mineral exploration or development programs or leases.

              (xi) The fund does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 10% of the fund's net assets. Included in that amount, but not to exceed 2% of net assets, are warrants whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants acquired by the fund in units or attached to securities are not subject to these restrictions.

             (xii) With respect to 75% of its total assets, the fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, the fund would hold more than 10% of the outstanding voting securities of that issuer.

            (xiii) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.


             (xiv) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

              For purposes of limitation (ix), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."

              For the fund's limitations on futures and options transactions, see the section entitled "Futures and Options" beginning on page __.

     HIGH YIELD FUND

              THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

              (1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the value of the fund's total assets would be invested in the securities of that issuer, or (b) it would hold more than 10% of the outstanding voting securities of that issuer;

              (2) issue senior securities, except as permitted under the Investment Company Act of 1940;

              (3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

              (4) underwrite securities issued by others except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933, in the disposition of restricted securities;

              (5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

              (6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

              (7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

              (8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

              (9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

              THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL:

               (i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

              (ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

             (iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.

              (iv) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

               (v) The fund does not currently intend to invest in interests in real estate investment trusts that are not readily marketable or invest in interests in real estate limited partnerships that are not listed on the New York Stock Exchange or the American Stock Exchange or traded on the NASDAQ National Market System if, as a result, the sum of such interests and other investments considered illiquid under limitation (iv) would exceed 15% of the fund's net assets.

              (vi) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 7.5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

             (vii) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.

            (viii) The fund does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 5% of the fund's net assets. Included in that amount, but not to exceed 2% of the fund's net assets, may be warrants that are not listed on the New York Stock Exchange or the American Stock Exchange. Warrants acquired by the fund in units or attached to securities are not subject to these restrictions.

              (ix) The fund does not currently intend to invest in oil, gas or other mineral exploration or development programs or leases.

               (x) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.

              (xi) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of FMR who individually own more than 1/2 of

     1% of the securities of such issuer together own more than 5% of such issuer's securities.

             (xii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

              For purposes of limitation (vii), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."


              For the fund's limitations on futures and options transactions, see the section entitled "Futures and Options" beginning on page __.

     STRATEGIC INCOME FUND

              THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

              (1) issue senior securities, except as permitted under the Investment Company Act of 1940;

              (2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

              (3) underwrite securities issued by others except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933, in the disposition of restricted securities;

              (4) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

              (5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

              (6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

              (7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

              (8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

              THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL:

               (i) To meet federal tax requirements for qualification as a "regulated investment company," the fund limits its investments so that at the close of each quarter of its taxable year: (a) with regard to at least 50% of total assets, no more than 5% of total assets are invested in the securities of a single issuer, and (b) no more than 25% of total assets are invested in the securities of a single issuer. Limitations (a) and (b) do not apply to "government securities" as defined for federal tax purposes.

              (ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

             (iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

              (iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.

               (v) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

              (vi) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 7.5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans and loan participations or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded loan commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

             (vii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.



            (viii) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.

              (ix) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.

               (x) The fund does not currently intend to invest in oil, gas, or other mineral explorations or development programs or leases.

              (xi) With respect to 75% of its total assets, the fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, the fund would hold more than 10% of the outstanding voting securities of that issuer.

             (xii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

              For purposes of limitation (ix), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."


              For the fund's limitations on futures and options transactions, see the section entitled "Futures and Options" beginning on page __.

     GOVERNMENT INVESTMENT FUND

              THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

              (1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

              (2) issue senior securities, except as permitted under the Investment Company Act of 1940.

              (3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

              (4) underwrite securities issued by others except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

              (5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry;

              (6) purchase or sell real estate unless acquired as a result of ownership of securities or other investments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies in the real estate business);

              (7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

              (8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or repurchase agreements.

              (9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.


              THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

               (i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

              (ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

             (iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.

              (iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

               (v) The fund does not currently intend to invest in interests in real estate investment trusts that are not readily marketable or to invest in interests in real estate limited partnerships that are not listed on the New York Stock Exchange or the American Stock Exchange or traded on the NASDAQ National Market System.

              (vi) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 7.5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser, or (b) acquiring loans, loan participations or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

             (vii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange or as a result of a reorganization, consolidation or merger.

            (viii) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.

              (ix) The fund does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 5% of the fund's net assets. Included in that amount, but not to exceed 2% of the fund's net assets, may be warrants that are not listed on the New York Stock Exchange or the American Stock Exchange. Warrants acquired by the fund in units or attached to securities are not subject to these restrictions.

               (x) The fund does not currently intend to invest in oil, gas or other mineral exploration or development programs or leases.

              (xi) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.

             (xii) The fund does not currently intend to enter into any futures contract or option on a futures contract if, as a result, the sum of initial margin deposits on futures contracts and related options and premiums paid for options on futures contracts the fund has purchased, after taking into account unrealized profits and losses on such contracts would exceed 5% of the fund's total assets.

            (xiii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

              For purposes of limitation (viii), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."


              For the fund's limitations on futures and options transactions, see the section entitled "Futures and Options" beginning on page __.


     INTERMEDIATE BOND FUND

              THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

              (1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

              (2) issue senior securities except as permitted under the Investment Company Act of 1940;

              (3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment), in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

              (4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

              (5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

              (6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

              (7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

              (8) lend any security or make any other loan if, as a result, more than 33 1/3% of the fund's total assets would be lent to other parties (but this limitation does not apply to purchases of debt securities or to repurchase agreements).

              (9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

              THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

               (i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

              (ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

             (iii) The fund may borrow money only (a) from a bank or from a registered investment company or fund for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.

              (iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

               (v) The fund does not currently intend to lend assets other than securities to other parties, except by: (a) lending money (up to 7.5% of the fund's net assets) to a registered investment company or fund for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments, and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

              (vi) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.

             (vii) The fund does not currently intend to invest in oil, gas or other mineral exploration or development programs or leases.

            (viii) The fund does not currently intend to invest in interests in real estate investment trusts that are not readily marketable or to invest in interests in real estate limited partnerships that are not listed on the New York Stock Exchange or the American Stock Exchange or traded on the NASDAQ National Market System.

              (ix) The fund currently does not intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.

               (x) The fund does not currently intend to (a) purchase securities of other investment companies except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.

              (xi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

              For purposes of limitation (ix), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."


              For the fund's limitations on futures and options transactions, see the section entitled "Futures and Options" beginning on page __.


     SHORT FIXED-INCOME FUND

              THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

              (1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

              (2) issue senior securities, except as permitted under the Investment Company Act of 1940;

              (3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

              (4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

              (5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

              (6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

              (7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

              (8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

              (9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

              THE FOLLOWING LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

               (i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

              (ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

             (iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.

              (iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

               (v) The fund does not currently intend to lend assets other than securities to other parties, except by (i) lending money (up to 7.5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (ii) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

              (vi) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange or as a result of a reorganization, consolidation, or merger.

             (vii) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.

            (viii) The fund does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 5% of the fund's net assets. Included in that amount, but not to exceed 2% of the fund's net assets, may be warrants that are not listed on the New York Stock Exchange or the American Stock Exchange. Warrants acquired by the fund in units or attached to securities are not subject to these restrictions.

              (ix) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.

               (x) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.

              (xi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

              For purposes of limitation (vii), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."

              For the fund's limitations on futures and options transactions, see the section entitled "Futures and Options" on page __.

     HIGH INCOME MUNICIPAL FUND

              THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

              (1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

              (2) issue senior securities, except as permitted under the Investment Company Act of 1940;

              (3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

              (4) underwrite securities issued by others (except to the extent that the fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);

              (5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;

              (6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

              (7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

              (8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

              (9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

              THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

               (i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

              (ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

             (iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.

              (iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

               (v) The fund does not currently intend to invest in interests of real estate investment trusts that are not readily marketable, or to invest in interests of real estate limited partnerships that are not listed on the New York Stock Exchange or the American Stock Exchange or traded on the NASDAQ National Market System.

              (vi) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.

             (vii) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.

            (viii) The fund does not currently intend to invest more than 25% of its total assets in industrial revenue bonds related to a single industry.

              (ix) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.

               (x) The fund does not currently intend to invest in oil, gas or other mineral exploration or development programs or leases.

              (xi) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.

             (xii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

              For purposes of limitation (ix), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."


              For the fund's limitations on futures and options transactions, see the section entitled "Futures and Options" beginning on page __.


     INTERMEDIATE MUNICIPAL INCOME FUND


              THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

              (1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of its total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

              (2) issue senior securities, except as permitted under the Investment Company Act of 1940;

              (3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

              (4) underwrite securities issued by others except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933, in the disposition of restricted securities;

              (5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

              (6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

              (7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

              (8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

              (9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

              THE FOLLOWING LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

               (i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

              (ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

             (iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.

              (iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

               (v) The fund does not currently intend to invest in interests in real estate investment trusts that are not readily marketable, or to invest in interests in real estate limited partnerships that are not listed on the New York Stock Exchange or the American Stock Exchange or traded on the NASDAQ National Market System.


              (vi) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.


             (vii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger. Any securities issued by other investment companies would also have to meet the fund's credit and maturity standards. In some cases, other investment companies may incur expenses that are comparable to expenses paid by the fund, which would be taken into account in considering investments in such securities.


            (viii) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.


              (ix) The fund does not currently intend to invest in oil, gas, other mineral exploration or development programs or leases.


               (x) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and Trustees of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.


              (xi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.


              For purposes of limitation (viii), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."

              For the fund's limitations on futures contracts and options, see the section entitled "Futures and Options" beginning on page __.

     SHORT-INTERMEDIATE MUNICIPAL INCOME FUND


              THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:


              (1) issue senior securities, except as permitted under the Investment Company Act of 1940;

              (2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

              (3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

              (4) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;

              (5) purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business;

              (6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

              (7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (but this limitation does not apply to purchases of debt securities or to repurchase agreements).

              (8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

              THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.


               (i) To meet federal tax requirements for qualification as a "regulated investment company," the fund limits its investments so that at the close of each quarter of its taxable year: (a) with regard to at least 50% of total assets, no more than 5% of total assets are invested in the securities of a single issuer, and (b) no more than 25% of total assets are invested in the securities of a single issuer. Limitations (a) and (b) do not apply to "government securities" as defined for federal tax purposes.

              (ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

             (iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

              (iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.

               (v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

              (vi) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.

             (vii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.

            (viii) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.

              (ix) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years continuous operation.

               (x) The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.)

              (xi) The fund does not currently intend to invest in interests of real estate investment trusts that are not readily marketable, or to invest in interests of real estate limited partnerships that are not listed on the New York Stock Exchange or the American Stock Exchange or traded on the NASDAQ National Market System.

             (xii) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.

            (xiii) With respect to 75% of its total assets, the fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, the fund would hold more than 10% of the outstanding voting securities of that issuer.

            (xiv) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

              For purposes of limitation (ix), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."


              For the fund's limitations on futures and options transactions, see the section entitled "Futures and Options" beginning on page __.

     NEW YORK MUNICIPAL INCOME FUND


              THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:


              (1) issue senior securities, except as permitted under the Investment Company Act of 1940;

              (2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;


              (3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;


              (4) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;


              (5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);


              (6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or


              (7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.


              (8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

              THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.


              (i) To meet federal tax requirements for qualification as a "regulated investment company," the fund limits its investments so that at the close of each quarter of its taxable year: (a) with regard to at least 50% of total assets, no more than 5% of total assets are invested in the securities of a single issuer, and (b) no more than 25% of total assets are invested in the securities of a single issuer. Limitations (a) and (b) do not apply to "government securities" as defined for federal tax purposes.


              (ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.


              (iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.


              (iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.


              (v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

              (vi) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.


              (vii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.


              (viii) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.


              (ix) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years continuous operation.


              (x) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.


              (xi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.


              For purposes of limitation (ix), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."


     CALIFORNIA MUNICIPAL INCOME FUND


              THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

              (1) issue senior securities, except as permitted under the Investment Company Act of 1940;


              (2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;


              (3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;


              (4) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;


              (5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);


              (6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or


              (7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.


              (8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by

     Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.


              THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.


              (i) To meet federal tax requirements for qualification as a "regulated investment company," the fund limits its investments so that at the close of each quarter of its taxable year: (a) with regard to at least 50% of total assets, no more than 5% of total assets are invested in the securities of a single issuer, and (b) no more than 25% of total assets are invested in the securities of a single issuer. Limitations (a) and (b) do not apply to "government securities" as defined for federal tax purposes.


              (ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.


              (iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.


              (iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.


              (v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

              (vi) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.


              (vii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.


              (viii) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.


              (ix) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.


              (x) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.


              (xi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.


              For purposes of limitation (ix), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."

              For purposes of certain fundamental investment limitations, FMR identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.

              EACH FUND'S INVESTMENTS MUST BE CONSISTENT WITH ITS INVESTMENT OBJECTIVE AND POLICIES. ACCORDINGLY, NOT ALL OF THE SECURITY TYPES AND INVESTMENT TECHNIQUES DISCUSSED BELOW ARE ELIGIBLE INVESTMENTS FOR EACH OF THE FUNDS.

              Affiliated Bank Transactions. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the Investment Company Act of 1940 (1940 Act). These transactions may include repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.

              Asset-Backed Securities represent interests in pools of consumer loans (generally unrelated to mortgage loans) and most often are structured as pass-through securities. Interest and principal payments ultimately depend upon payment of the underlying loans by individuals, although the securities may be supported by letters of credit or other credit enhancements. The value of asset-backed securities may also depend on the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing the credit enhancement.

              Closed-End Investment Companies. A fund may purchase the shares of closed-end investment companies to facilitate investment in certain countries. Shares of closed-end investment companies may trade at a premium or a discount to their net asset value.

              Delayed-Delivery Transactions. A fund may buy and sell securities on a delayed-delivery or when-issued basis. These transactions involve a commitment by a fund to purchase or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered. A fund may receive fees for entering into delayed-delivery transactions.

              When purchasing securities on a delayed-delivery basis, a fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Because a fund is not required to pay for securities until the delivery date, these risks are in addition to the risks associated with the fund's other investments. If a fund remains substantially fully invested at a time when delayed-delivery purchases are outstanding, the delayed-delivery purchases may result in a form of leverage. When delayed-delivery purchases are outstanding, a fund will set aside appropriate liquid assets in a segregated custodial account to cover its purchase obligations. When a fund has sold a security on a delayed-delivery basis, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could miss a favorable price or yield opportunity, or could suffer a loss.


              A fund may renegotiate delayed-delivery transactions after they are entered into, and may sell underlying securities before they are delivered, which may result in capital gains or losses.

              Exposure to Foreign Markets. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in foreign currencies, and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.


              Foreign investments involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There is no assurance that FMR will be able to anticipate these potential events or counter their effects. These risks are magnified for investments in developing countries, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.


              Economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign markets may offer less protection to investors than U.S. markets. It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading practices, including those involving securities settlement where fund assets may be released prior to receipt of payment, may result in increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer, and may involve substantial delays. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investors. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. It may also be difficult to enforce legal rights in foreign countries. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers.


              Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.


              American Depository Receipts (ADRs), as well as other "hybrid" forms of ADRs, including European Depository Receipts (EDRs) and Global Depository Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.


              Federally Taxable Obligations. Under normal conditions, the municipal funds do not intend to invest in securities whose interest is federally taxable. However, from time to time on a temporary basis, each municipal fund may invest a portion of its assets in fixed-income obligations whose interest is subject to federal income tax.


              Should a municipal fund invest in federally taxable obligations, it would purchase securities that, in FMR's judgment, are of high quality. These obligations would include those issued or guaranteed by the U.S. government or its agencies or instrumentalities; obligations of domestic banks; and repurchase agreements. The funds' standards for high-quality, taxable obligations are essentially the same as those described by Moody's Investor Services (Moody's) in rating corporate obligations within its two highest ratings of Prime-1 and Prime-2, and those described by Standard & Poor's Corporation (S&P) in rating corporate obligations within its two highest ratings of A-1 and A-2.

              Proposals to restrict or eliminate the federal income tax exemption for interest on municipal obligations are introduced before Congress from time to time. Proposals also may be introduced before state legislatures that would affect the state tax treatment of the municipal funds' distributions. If such proposals were enacted, the availability of municipal obligations and the value of the municipal funds' holdings would be affected and the Trustees would reevaluate the municipal funds' investment objectives and policies.


              Foreign Currency Transactions. A fund may conduct foreign currency transactions on a spot (i.e., cash) basis or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. A fund will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers generally do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer. Forward contracts are generally traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.


              A fund may use currency forward contracts for any purpose consistent with its investment objective. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

              When a fund agrees to buy or sell a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction, a fund will be able to protect itself against an adverse change in foreign currency values between the date the security is purchased or sold and the date on which payment is made or received. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge." A fund may also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by FMR.

              A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for

     U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling - for example, by entering into a forward contract to sell Deutschemarks or European Currency Units in return for U.S. dollars. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

              A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. For example, if a fund held investments denominated in Deutschemarks, a fund could enter into forward contracts to sell Deutschemarks and purchase Swiss Francs. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.

              Under certain conditions, SEC guidelines require mutual funds to set aside appropriate liquid assets in a segregated custodial account to cover currency forward contracts. As required by SEC guidelines, the funds will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. A fund will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.


              Successful use of currency management strategies will depend on FMR's skill in analyzing and predicting currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates, and could result in losses to a fund if currencies do not perform as FMR anticipates. For example, if a currency's value rose at a time when FMR had hedged a fund by selling that currency in exchange for dollars, a fund would be unable to participate in the currency's appreciation. If FMR hedges currency exposure through proxy hedges, a fund could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if FMR increases a fund's exposure to a foreign currency, and that currency's value declines, a fund will realize a loss. There is no assurance that FMR's use of currency management strategies will be advantageous to the funds or that it will hedge at an appropriate time.

              Foreign Repurchase Agreements. Foreign repurchase agreements may include agreements to purchase and sell foreign securities in exchange for fixed U.S. dollar amounts, or in exchange for specified amounts of foreign currency. Unlike typical U.S. repurchase agreements, foreign repurchase agreements may not be fully collateralized at all times. The value of the security purchased by the fund may be more or less than the price at which the counterparty has agreed to repurchase the security. In the event of a default by the counterparty, the fund may suffer a loss if the value of the security purchased is less than the agreed-upon repurchase price, or if the fund is unable to successfully assert a claim to the collateral under foreign laws. As a result, foreign repurchase agreements may involve higher credit risks than repurchase agreements in U.S. markets, as well as risks associated with currency fluctuations. In addition, as with other emerging market investments, repurchase agreements with counterparties located in emerging markets or relating to emerging market securities may involve issuers or counterparties with lower credit ratings than typical U.S. repurchase agreements.

              Funds' Rights as Shareholders. The funds do not intend to direct or administer the day-to-day operations of any company. A fund, however, may exercise its rights as a shareholder and may communicate its views on important matters of policy to management, the Board of Directors, and shareholders of a company when FMR determines that such matters could have a significant effect on the value of the fund's investment in the company. The activities that a fund may engage in, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; or supporting or opposing third-party takeover efforts. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. FMR will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against the fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against the fund will not be undertaken or liabilities incurred.


              Futures and Options. The following paragraphs pertain to futures and options; Asset Coverage for Futures and Options Positions, Combined Positions, Correlation of Price Changes, Futures Contracts, Futures Margin Payments, Limitations on Futures and Options Transactions, Liquidity of Options and Futures Contracts, Options and Futures Relating to Foreign Currencies, OTC Options, Purchasing Put and Call Options, and Writing Put and Call Options.


              Asset Coverage for Futures and Options Positions. Each fund will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and, if the guidelines so require, will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of a fund's assets could impede portfolio management or the fund's ability to meet redemption requests or other current obligations.

              Combined Positions. A fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

              Correlation of Price Changes. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of a fund's other investments.

              Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

              Futures Contracts. When a fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when a fund enters into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Standard & Poor's Composite Index of 500 Stocks (S&P 500) or the Bond Buyer Municipal Bond Index. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

              The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

              Futures Margin Payments. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund.

              Limitations on Futures and Options Transactions. Each fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission (CFTC) and the National Futures Association, which regulate trading in the futures markets. Each fund intends to comply with Rule 4.5 under the Commodity Exchange Act, which limits the extent to which the fund can commit assets to initial margin deposits and option premiums.

              In addition, each fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.


              The above limitations on each fund's investments in futures contracts and options, and each fund's policies regarding futures contracts and options discussed elsewhere in this SAI, may be changed as regulatory agencies permit.

              Liquidity of Options and Futures Contracts. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a fund to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options or futures positions could also be impaired.

              Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

              The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. A fund may also purchase and write currency options in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.

              OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter options
     (OTC) (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a fund greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

              Purchasing Put and Call Options. By purchasing a put option, a fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. A fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire premium it paid. If the fund exercises the option, it completes the sale of the underlying instrument at the strike price. A fund may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

              The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

              The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

              Writing Put and Call Options. When a fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts. A fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option a fund has written, however, the fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

              If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

              Writing a call option obligates a fund to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

              Illiquid Investments are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, FMR determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid instruments. In determining the liquidity of a fund's investments, FMR may consider various factors including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features) and (5) the nature of the marketplace for trades (including the ability to assign or offset the fund's rights and obligations relating to the investment).

              Investments currently considered by a fund to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, non-government-stripped fixed-rate mortgage-backed securities, and over-the-counter options. Also, FMR may determine some restricted securities, municipal lease obligations, government-stripped fixed-rate mortgage-backed securities, loans and other direct debt instruments, emerging market securities, and swap agreements to be illiquid. However, with respect to over-the-counter options a fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the fund may have to close out the option before expiration.

              In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by a committee appointed by the Board of Trustees. If, through a change in values, net assets or other circumstances, a fund were in a position where more than 10% or 15% of its net assets (see each fund's non-fundamental investment limitations) was invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

              Indexed Securities. A fund may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

              The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.
     Indexed securities may be more volatile than the underlying instruments.


              Interfund Borrowing Program. Pursuant to an exemptive order issued by the SEC, each fund has received permission to lend money to, and borrow money from, other funds advised by FMR or its affiliates. High Income Municipal, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income each will participate in the interfund borrowing program only as a borrower. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. Each fund (except High Income Municipal, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income) will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). A fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.


              Inverse Floaters have variable interest rates that typically move in the opposite direction from prevailing short-term interest rate levels - rising when prevailing short-term interest rates fall and vice versa. This interest rate feature can make the prices of inverse floaters considerably more volatile than those of bonds with comparable maturities.


              Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments are subject to each fund's policies regarding the quality of debt securities.

              Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Direct debt instruments may not be rated by any nationally recognized rating service. If a fund does not receive scheduled interest or principal payments on such indebtedness, the fund's share price and yield could be adversely affected. Loans that are fully secured offer a fund more protections than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

              Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks to a fund. For example, if a loan is foreclosed, the fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the fund could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary. Direct debt instruments that are not in the form of securities may offer less legal protection to a fund in the event of fraud or misrepresentation. In the absence of definitive regulatory guidance, each fund relies on FMR's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the fund.

              A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, a fund has direct recourse against the borrower, it may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a fund were determined to be subject to the claims of the agent's general creditors, the fund might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

              Direct indebtedness purchased by a fund may include letters of credit, revolving credit facilities, or other standby financing commitments obligating the fund to pay additional cash on demand. These commitments may have the effect of requiring the fund to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid. A fund will set aside appropriate liquid assets in a segregated custodial account to cover its potential obligations under standby financing commitments.

              Each fund limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry (see each fund's investment limitations). For purposes of these limitations, a fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require the fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

              Lower-Quality Debt Securities. While the market for high-yield corporate debt securities has been in existence for many years and has weathered previous economic downturns, the 1980s brought a dramatic increase in the use of such securities to fund highly leveraged corporate acquisitions and restructurings. Past experience may not provide an accurate indication of the future performance of the high-yield bond market, especially during periods of economic recession.

              The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. If market quotations are not available, lower-quality debt securities will be valued in accordance with procedures established by the Board of Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high-yield corporate debt securities than is the case for securities for which more external sources for quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services to value lower-quality debt securities and a fund's ability to dispose of these securities.

              Since the risk of default is higher for lower-quality debt securities, FMR's research and credit analysis are an especially important part of managing securities of this type held by a fund. In considering investments for a fund, FMR will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. FMR's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

              Each fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.

              Lower-Quality Municipal Securities. While the market for municipals is considered to be substantial, adverse publicity and changing investor perceptions may affect the ability of outside pricing services used by a fund to value its portfolio securities, and a fund's ability to dispose of lower-quality bonds. The outside pricing services are monitored by FMR and reported to the Board to determine whether the services are furnishing prices that accurately reflect fair value. The impact of changing investor perceptions may be especially pronounced in markets where municipal securities are thinly traded.

              Each fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.

              Municipal Market Disruption Risk. The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. Municipal bankruptcies are relatively rare, and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear and remain untested. Further, the application of state law to municipal issuers could produce varying results among the states or among municipal securities issuers within a state. These legal uncertainties could affect the municipal securities market generally, certain specific segments of the market, or the relative credit quality of particular securities. Any of these effects could have a significant impact on the prices of some or all of the municipal securities held by a fund.

              Mortgage-Backed Securities. A fund may purchase mortgage-backed securities issued by government and non-government entities such as banks, mortgage lenders, or other financial institutions. A mortgage-backed security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage-backed securities, such as collateralized mortgage obligations
     (CMOs), make payments of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-backed securities are based on different types of mortgages including those on commercial real estate or residential properties. Other types of mortgage-backed securities will likely be developed in the future, and a fund may invest in them if FMR determines they are consistent with the fund's investment objective and policies.

              The value of mortgage-backed securities may change due to shifts in the market's perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage-backed securities are subject to prepayment risk. Prepayment, which occurs when unscheduled or early payments are made on the underlying mortgages, may shorten the effective maturities of these securities and may lower their total returns.

              Municipal Leases and participation interests therein may take the form of a lease, an installment purchase, or a conditional sale contract, and are issued by state and local governments and authorities to acquire land or a wide variety of equipment and facilities. Generally, a fund will not hold such obligations directly as a lessor of the property, but will purchase a participation interest in a municipal obligation from a bank or other third party. A participation interest gives a fund a specified, undivided interest in the obligation in proportion to its purchased interest in the total amount of the obligation.


              Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet to incur debt. These may include voter referenda, interest rate limits, or public sale requirements. Leases, installment purchases, or conditional sale contracts (which normally provide for title to the leased asset to pass to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting their constitutional and statutory requirements for the issuance of debt. Many leases and contracts include "non-appropriation clauses" providing that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on a yearly or other periodic basis. Non-appropriation clauses free the issuer from debt issuance limitations.

              MUNICIPAL SECTORS:


              Education. In general, there are two types of education-related bonds; those issued to finance projects for public and private colleges and universities, and those representing pooled interests in student loans. Bonds issued to supply educational institutions with funds are subject to the risk of unanticipated revenue decline, primarily the result of decreasing student enrollment or decreasing state and Federal funding. Among the factors that may lead to declining or insufficient revenues are restrictions on students' ability to pay tuition, availability of state and federal funding, and general economic conditions. Student loan revenue bonds are generally offered by state (or substate) authorities or commissions and are backed by pools of student loans. Underlying student loans may be guaranteed by state guarantee agencies and may be subject to reimbursement by the United States Department of Education through its guaranteed student loan program. Others may be private, uninsured loans made to parents or students which are supported by reserves or other forms of credit enhancement. Recoveries of principal due to loan defaults may be applied to redemption of bonds or may be used to re-lend, depending on program latitude and demand for loans. Cash flows supporting student loan revenue bonds are impacted by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, and student repayment deferral during periods of forbearance. Other risks associated with student loan revenue bonds include potential changes in federal legislation regarding student loan revenue bonds, state guarantee agency reimbursement and continued federal interest and other program subsidies currently in effect.


              Electric Utilities Industry. The electric utilities industry has been experiencing, and will continue to experience, increased competitive pressures. Federal legislation in the last two years will open transmission access to any electricity supplier, although it is not presently known to what extent competition will evolve. Other risks include: (a) the availability and cost of fuel, (b) the availability and cost of capital, (c) the effects of conservation on energy demand, (d) the effects of rapidly changing environmental, safety, and licensing requirements, and other federal, state, and local regulations, (e) timely and sufficient rate increases, and (f) opposition to nuclear power.


              Health Care Industry. The health care industry is subject to regulatory action by a number of private and governmental agencies, including federal, state, and local governmental agencies. A major source of revenues for the health care industry is payments from the Medicare and Medicaid programs. As a result, the industry is sensitive to legislative changes and reductions in governmental spending for such programs. Numerous other factors may affect the industry, such as general and local economic conditions; demand for services; expenses (including malpractice insurance premiums); and competition among health care providers. In the future, the following elements may adversely affect health care facility operations: adoption of legislation proposing a national health insurance program; other state or local health care reform measures; medical and technological advances which dramatically alter the need for health services or the way in which such services are delivered; changes in medical coverage which alter the traditional fee-for-service revenue stream; and efforts by employers, insurers, and governmental agencies to reduce the costs of health insurance and health care services.


              Housing. Housing revenue bonds are generally issued by a state, county, city, local housing authority, or other public agency. They are generally secured by the revenues derived from mortgages purchased with the proceeds of the bond issue. It is extremely difficult to predict the supply of available mortgages to be purchased with the proceeds of an issue or the future cash flow from the underlying mortgages. Consequently, there are risks that proceeds will exceed supply, resulting in early retirement of bonds, or that homeowner repayments will create an irregular cash flow. Many factors may affect the financing of multi-family housing projects, including acceptable completion of construction, proper management, occupancy and rent levels, economic conditions, and changes to current laws and regulations.


              Transportation. Transportation debt may be issued to finance the construction of airports, toll roads, highways or other transit facilities. Airport bonds are dependent on the general stability of the airline industry and on the stability of a specific carrier that uses the airport as a hub. Air traffic generally tracks broader economic trends and is also affected by the price and availability of fuel. Toll road bonds are also affected by the cost and availability of fuel as well as toll levels, the presence of competing roads, and the general economic health of the area. Fuel costs and availability also affect other transportation-related securities, as does the presence of alternate forms of transportation, such as public transportation.


              Water and Sewer. Water and sewer revenue bonds are often considered to have relatively secure credit as a result of their issuer's importance, monopoly status, and generally unimpeded ability to raise rates. Despite this, lack of water supply due to insufficient rain, run-off, or snow pack is a concern that has led to past defaults. Further, public resistance to rate increases, costly environmental litigation, and Federal environmental mandates are challenges faced by issuers of water and sewer bonds.

              Physical Commodities. As a practical matter, investments in physical commodities can present concerns such as delivery, storage and maintenance, possible illiquidity and the unavailability of accurate market valuations. FMR, in addressing these concerns, currently intends to purchase only readily marketable precious metals and to deliver and store them with a qualified U.S. bank. Investments in bullion earn no investment income and may involve higher custody and transaction costs than investments in securities. Global Resources may receive no more than 10% of its yearly income from gains resulting from selling metals or any other physical commodity. Therefore, the fund may be required either to hold its metals or to sell them at a loss, or to sell its portfolio securities at a gain,when it would not otherwise do so for investment reasons.

              Real Estate-Related Instruments include real estate investment trusts, commercial and residential mortgage-backed securities, and real estate financings. Real estate-related instruments are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.

              Refunding Contracts. A fund may purchase securities on a when-issued basis in connection with the refinancing of an issuer's outstanding indebtedness. Refunding contracts require the issuer to sell and a fund to buy refunded municipal obligations at a stated price and yield on a settlement date that may be several months or several years in the future. A fund generally will not be obligated to pay the full purchase price if it fails to perform under a refunding contract. Instead, refunding contracts generally provide for payment of liquidated damages to the issuer (currently 15-20% of the purchase price). A fund may secure its obligations under a refunding contract by depositing collateral or a letter of credit equal to the liquidated damages provisions of the refunding contract. When required by SEC guidelines, a fund will place liquid assets in a segregated custodial account equal in amount to its obligations under refunding contracts.

              Repurchase Agreements. In a repurchase agreement, a fund purchases a security and simultaneously commits to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. To protect a fund from the risk that the original seller will not fulfill its obligation, the securities are held in an account of the fund at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility that the value of the underlying security will be less than the resale price, as well as delays and costs to a fund in connection with bankruptcy proceedings), it is each fund's (except Equity Growth's) current policy to engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR. Equity Growth will engage in repurchase agreement transactions only with banks of the Federal Reserve System and primary dealers in U.S. Government securities.

              Restricted Securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, a fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

              Reverse Repurchase Agreements. In a reverse repurchase agreement, a fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. A fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by FMR. Such transactions may increase fluctuations in the market value of a fund's assets and may be viewed as a form of leverage.

              Securities Lending. A fund may lend securities to parties such as broker-dealers or institutional investors, including Fidelity Brokerage Services, Inc. (FBSI). FBSI is a member of the New York Stock Exchange
     (NYSE) and a subsidiary of FMR Corp.

              Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by FMR to be of good standing. Furthermore, they will only be made if, in FMR's judgment, the consideration to be earned from such loans would justify the risk.

              FMR understands that it is the current view of the SEC Staff that a fund may engage in loan transactions only under the following conditions: (1) the fund must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the fund must be able to terminate the loan at any time; (4) the fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the fund may pay only reasonable custodian fees in connection with the loan; and
     (6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.


              Cash received through loan transactions may be invested in any security in which a fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

              Short Sales. A fund may enter into short sales with respect to stocks underlying its convertible security holdings. For example, if FMR anticipates a decline in the price of the stock underlying a convertible security a fund holds, it may sell the stock short. If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security. A fund currently intends to hedge no more than 15% of its total assets with short sales on equity securities underlying its convertible security holdings under normal circumstances.

              When a fund enters into a short sale, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold them aside while the short sale is outstanding. A fund will incur transaction costs, including interest expense, in connection with opening, maintaining, and closing short sales.

              Sovereign Debt Obligations. A fund may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

              Standby Commitments are puts that entitle holders to same-day settlement at an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. A fund may acquire standby commitments to enhance the liquidity of portfolio securities.

              Ordinarily a fund will not transfer a standby commitment to a third party, although it could sell the underlying municipal security to a third party at any time. A fund may purchase standby commitments separate from or in conjunction with the purchase of securities subject to such commitments. In the latter case, a fund would pay a higher price for the securities acquired, thus reducing their yield to maturity.

              Issuers or financial intermediaries may obtain letters of credit or other guarantees to support their ability to buy securities on demand. FMR may rely upon its evaluation of a bank's credit in determining whether to purchase an instrument supported by a letter of credit. In evaluating a foreign bank's credit, FMR will consider whether adequate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments, currency controls, or other governmental restrictions that might affect the bank's ability to honor its credit commitment.

              Standby commitments are subject to certain risks, including the ability of issuers of standby commitments to pay for securities at the time the commitments are exercised; the fact that standby commitments are not marketable by a fund; and the possibility that the maturities of the underlying securities may be different from those of the commitments.

              Stripped Government Securities. Stripped securities are created by separating the income and principal components of a debt instrument and selling them separately. U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) are created when the coupon payments and the principal payment are stripped from an outstanding
     Treasury bond by the Federal Reserve Bank.   Bonds issued by government
     agencies also may be stripped in this fashion.


              Privately stripped government securities are created when a dealer deposits a Treasury security or federal agency security with a custodian for safekeeping and then sells the coupon payments and principal payment that will be generated by this security. Proprietary receipts, such as Certificates of Accrual on Treasury Securities (CATS), Treasury Investment Growth Receipts (TIGRS), and generic Treasury Receipts (TRs), are stripped U.S. Treasury securities that are separated into their component parts through trusts created by their broker sponsors. Bonds issued by government agencies also may be stripped in this fashion.


              Because of the SEC's views on privately stripped government securities, a fund must evaluate them as it would non-government securities pursuant to regulatory guidelines applicable to all money market funds. A fund currently intends to purchase only those privately stripped government securities that have either received the highest ranking from two nationally recognized rating services (or one, if only one has rated the security) or, if unrated, have been judged to be of equivalent quality by FMR pursuant to procedures adopted by the Board of Trustees.


              Stripped Mortgage-Backed Securities are created when a U.S. Government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying security.

              The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

              Swap Agreements. Swap agreements can be individually negotiated and structured to include exposure to a variety of investments or market factors. Depending on their structure, swap agreements may increase or decrease a fund's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names. A fund is not limited to any particular form of swap agreement if FMR determines it is consistent with a fund's investment objective and policies.

              In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the rights to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

              Swap agreements will tend to shift a fund's investment exposure from one type of investment to another. For example, if a fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease a fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and yield.

              The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by a fund, the fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses. A fund expects to be able to eliminate its exposure under swap agreements either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

              A fund will maintain appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If a fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the fund's accrued obligations under the swap agreement over the accrued amount the fund is entitled to receive under the agreement. If a fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the fund's accrued obligations under the agreement.

              Tender Option Bonds are created by coupling an intermediate- or long-term, tax-exempt bond (generally held pursuant to a custodial arrangement) with a tender agreement that gives the holder the option to tender the bond at its face value. As consideration for providing the tender option, the sponsor (usually a bank, broker-dealer, or other financial institution) receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate (determined by a remarketing or similar agent) that would cause the bond, coupled with the tender option, to trade at par on the date of such determination. After payment of the tender option fee, a fund effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. In selecting tender option bonds for a fund, FMR will consider the creditworthiness of the issuer of the underlying bond, the custodian, and the third party provider of the tender option. In certain instances, a sponsor may terminate a tender option if, for example, the issuer of the underlying bond defaults on interest payments.

              Variable or Floating Rate Obligations, including certain participation interests in municipal instruments, have interest rate adjustment formulas that help stabilize their market values. Many variable and floating rate instruments also carry demand features that permit a fund to sell them at par value plus accrued interest on short notice.


              In many instances bonds and participation interests have tender options or demand features that permit a fund to tender (or put) the bonds to an institution at periodic intervals and to receive the principal amount thereof. The funds consider variable rate instruments structured in this way (Participating VRDOs) to be essentially equivalent to other VRDOs they purchase. The IRS has not ruled whether the interest on Participating VRDOs is tax-exempt, and, accordingly, the funds intend to purchase these instruments based on opinions of bond counsel. The funds may also invest in fixed-rate bonds that are subject to third party puts and in participation interests in such bonds held by a bank in trust or otherwise.

              Warrants are securities that give a fund the right to purchase equity securities from the issuer at a specific price (the strike price) for a limited period of time. The strike price of warrants typically is much lower than the current market price of the underlying securities, yet they are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying securities and may offer greater potential for capital appreciation as well as capital loss.

              Warrants do not entitle a holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to expiration date. These factors can make warrants more speculative than other types of investments.

              Zero Coupon Bonds do not make regular interest payments. Instead, they are sold at a deep discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be very volatile when interest rates change. In calculating its dividends, a fund takes into account as income a portion of the difference between a zero coupon bond's purchase price and its face value.




              The following paragraph restates fundamental policies previously disclosed in the above descriptions of security types and investment practices.

              Fundamental Policies: It is the policy of Equity Growth to engage in repurchase agreement transactions only with banks of the Federal Reserve System and primary dealers in U.S. Government securities.


                       SPECIAL CONSIDERATIONS AFFECTING CANADA
                      ----------------------------------------

              Canada occupies the northern part of North America and is the second largest country in the world (3.97 million square miles in area) extending from the Atlantic Ocean to the Pacific Ocean. The companies in which a fund may invest include those involved in the energy industry, industrial materials (chemicals, base metals, timber and paper) and agricultural materials (grain cereals). The securities of companies in the energy industry are subject to changes in value and dividend yield which depend, to a large extent, on the price and supply of energy fuels. Rapid price and supply fluctuations may be caused by events relating to international politics, energy conservation and the success of exploration products. Canada is one the world's leading industrial countries and is rich in natural resources such as zinc, uranium, nickel, gold, silver, aluminum, iron and copper. Forest covers over 44% of land area, making Canada a leading world producer of newsprint. Canada is also a major exporter of agricultural products. The economy of Canada is strongly influenced by the activities of companies and industries involved in the production and processing of natural resources. Canada is a major producer of hydroelectricity, oil and gas. The business activities of companies in the energy field may include the production, generation, transmission, marketing, control or measurement of energy or energy fuels. Economic prospects are changing due to recent government attempts to reduce restrictions against foreign investments.


              Securities of Canadian companies are not considered by FMR to have the same level of risk as those of other non-U.S. companies. Canadian and U.S. companies are generally subject to similar auditing and accounting procedures, and similar government supervision and regulation. Canadian markets are more liquid than many other foreign markets and share similar characteristics with U.S. markets. A fund may elect to participate in new equity issues or initial public offerings of Canadian companies.

              Many factors affect and could have an adverse impact on the financial condition of Canada, including social, environmental and economic conditions, factors which are not within the control of Canada. Although the Canadian political system is generally more stable than that of many other foreign countries, continued tension with respect to greater independence for, or possible separation of, Quebec causes political uncertainty. Moreover, while the Canadian dollar is generally less volatile relative to the U.S. dollar than other foreign currencies, the value of the Canadian dollar has decreased significantly in recent years. Continued efforts to reduce the structural Canadian budget deficit will be required. FMR is unable to predict what effect, if any, such factors would have on instruments held in the fund's portfolio.


              The United States-Canada Free Trade Agreement, which became effective in January 1989, will be phased in over a period of ten years. This agreement will remove tariffs on U.S. technology and Canadian agricultural products in addition to removing trade barriers affecting other important sectors of each country's economy. Canada, the United States, and Mexico have implemented the North American Free Trade Agreement (NAFTA), which was entered into in 1994. This cooperation is expected to lead to increased trade and reduced trade barriers.


              The majority of new equity issues or initial public offerings in Canada are through underwritten offerings. Certain funds may elect to participate in these issues.


                    SPECIAL CONSIDERATIONS AFFECTING LATIN AMERICA
                   -----------------------------------------------

              Latin America is a region rich in natural resources such as oil, copper, tin, silver, iron ore, forestry, fishing, livestock, and agriculture. The region has a large population (roughly 300 million) representing a large number of markets. The region has been in transition over the last five years from the stagnant 1980s, which were characterized by poor economic policies, higher international interest rates, and limited access to new foreign capital. Economic growth was strong in the 1960s and 1970s, but slowed dramatically in the 1980s as a result of poor economic policies, higher international interest rates and the denial of access to new foreign capital.


              High inflation and low economic growth have given way to stable, manageable inflation rates and higher economic growth, although political turmoil (including assassinations) continues in some countries. Changes in political leadership and the implementation of market-oriented economic policies, such as privatization, trade reform, and fiscal and monetary reform are among the recent steps taken to modernize the Latin American economies and regenerate growth in the region. Various trade agreements have also been formed within the region, including the Andean Pact, Mercosur, and NAFTA. NAFTA, which was implemented on January 1, 1994, is the largest of these agreements.


              Latin American equity markets can be extremely volatile and in the past have shown little correlation with the U.S. market. Currencies have typically been weak, given high inflation rates, but have stabilized more recently. Most currencies are not free floating, but wide fluctuations in value over relatively short periods of time can still occur due to changes in the market.


              Mexico's economy has been transformed significantly over the last six to seven years. In the past few years, the government has sold the telephone company, the major steel companies, the banks, and many other industries. The remaining major state ownership is in the oil and electricity sectors. The United States is Mexico's major trading partner, accounting for two-thirds of its exports and imports. The Mexican government, in consultation with international economic agencies, is implementing programs to stabilize the economy and foster growth. For example, Mexico, the United States, and Canada implemented NAFTA. This cooperation is expected to lead to increased trade and reduced trade barriers.


              In the early 1980s, Mexico experienced a foreign debt crisis. By 1987, foreign debt had reached prohibitive levels, accounting for 90% to 95% of Gross Domestic Product (GDP), thus draining Mexico of its resources. In December 1994, Mexico reversed a long-held currency policy by devaluing the Mexican peso and allowing it to float freely. The value of the peso against the U.S. dollar and other currencies declined sharply. As a result, Mexican stocks plunged while interest rates soared, and other Latin America securities markets were also adversely affected. Extension and continuance of financial aid to Mexico from the U.S., including loan guarantees, is uncertain at this time. In addition, continued political unrest, particularly in southern Mexico, and uncertainty as to the effectiveness of reforms have recently had an adverse impact on economic development.

              Brazil entered the 1990s with declining real growth, runaway inflation, an unserviceable foreign debt of $122 billion, and a lack of policy direction. Over the last two years, Brazil has stabilized its domestic economy through a relentless process of balancing the government budget, the privatization of state enterprises, deregulation and reduction of red tape, and the introduction of greater competition into the domestic business environment. Inflation has been reduced from 50% per month to about 3% per month since mid 1994. A major long-run strength is Brazil's natural resources. Iron ore, bauxite, tin, gold, and forestry products make up some of Brazil's natural resource base, which includes some of the largest mineral reserves in the world. In terms of population, Brazil is the sixth largest country in the world with about 155 million people, and represents a huge domestic market.


              Chile, like Brazil, is endowed with considerable mineral resources, particularly copper, which accounts for 40% of total exports. Economic reform has been ongoing in Chile for at least 15 years, but political democracy has only recently returned. Privatization of the public sector beginning in the early 1980s has bolstered the equity market. A well-organized pension system has created a long-term domestic investor base.


              Argentina is strong in wheat production and other foodstuffs and in livestock ranching. A well-educated and skilled population boasts one of the highest literacy rates in the region. The country has been ravaged by decades of extremely high inflation and political instability. Thanks to structural reforms, the revitalized Argentine economy has been among the top three fastest growing economies in the world over the last three years. The newly created Argentine economic institutions have integrated the country with the rest of the world, leaving the state to concentrate on its essential functions. Privatization is ongoing and should reduce the amount of external debt outstanding. The markets for labor, capital, and goods and services have been deregulated. Nearly all non-tariff barriers and export taxes have been eliminated, the tariff structure has been simplified, and tariffs have been sharply reduced.


              Venezuela has substantial oil reserves. External debt is being renegotiated, and the government is implementing economic reform in order to reduce the size of the public sector. Internal gasoline prices, which are one-third those of international prices, are being increased in order to reduce subsidies. The failure of major banks adversely affected the Venezuelan economy in 1994 and could continue to have a negative impact. Plans for privatization and exchange and interest rate liberalization are examples of recently introduced reforms.

                           Emerging Markets: Latin America
                        Market Capitalization in U.S. Dollars
                                      June 1995
                        -------------------------------------


                                                Millions
                                                --------
                          Argentina             33,498

                          Brazil               149,110

                          Chile                 83,453

                          Colombia              18,176

                          Mexico                93,638

                          Peru                   9,997

                          Venezuela              4,936


     Source: IFC (International Finance Corporation, Second Quarter 1995)


                   Real GDP Annual Rate of Growth (annual % change)
                   ------------------------------------------------
                                         1994
                                         ----


                        Argentina                      7.1%

                        Brazil                         5.7%

                        Chile                          4.2%

                        Mexico                         3.5%

                        Venezuela                      3.3%



     Source: World Economic Outlook, May 1995
     (International Monetary Fund. Figures are quoted based on each country's domestic currency.)

     For national stock market index performance, please see the section of "Performance" beginning on page __.

                 SPECIAL CONSIDERATIONS AFFECTING JAPAN, THE PACIFIC
                              BASIN, AND SOUTHEAST ASIA
                 ----------------------------------------------------

              Many Asian countries may be subject to a greater degree of social, political and economic instability than is the case in the United States and Western European countries. Such instability may result from (i) authoritarian governments or military involvement in political and economic decision-making; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious, and racial disaffection.

              The economies of most of the Asian countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the United States, Japan, China and the European Community. The enactment by the United States or other principal trading partners of protectionist trade legislation, reduction of foreign investment in the local economies and general declines in the international securities markets could have a significant adverse effect upon the securities markets of the Asian countries.

              The success of market reforms and a surge in infrastructure spending have fueled rapid growth in many developing countries in Asia. Rapidly rising household incomes have fostered large middle classes and new waves of consumer spending. The increases in infrastructure and consumer spending have made domestic demand the growth engine for these countries. Thus, their growth now depends less upon exports to Organization for Economic Cooperation and Development (OECD) countries. While exports may no longer be the sole source of growth for developing economies, improved competitiveness in export markets has contributed to growth in many of these nations. The increased productivity in many Asian countries has enabled them to achieve, or maintain, their status as top exporters while improving their national living standards.


              Thailand has one of the fastest growing stock markets in the world. The manufacturing sector is becoming increasingly sophisticated and is benefiting from export-oriented investing. The manufacturing and service sectors continue to account for the bulk of Thailand's economic growth. The agricultural sector continues to become less important. The government has followed fairly sound fiscal and monetary policies, aided by increased tax receipts from a fast moving economy. The government also continues to move ahead with new projects - especially telecommunications, roads and port facilities - needed to refurbish the country's overtaxed infrastructure. The country enjoys an able bureaucracy that has maintained economic policy during the country's many coups. In recent years, the risk of a coup has diminished, but corruption remains widespread.

              Hong Kong's impending return to Chinese dominion in 1997 has not initially had a positive effect on its economic growth, which was vigorous in the 1980s. Although China has committed by treaty to preserve the economic and social freedoms enjoyed in Hong Kong for 50 years after regaining control of Hong Kong, the continuation of the current form of the economic system in Hong Kong after the reversion will depend on the actions of the government of China. Business confidence in Hong Kong, therefore, can be significantly affected by developments, which in turn can affect markets and business performance. In preparation for 1997, Hong Kong has continued to develop trade with China, where it is the largest foreign investor, while also maintaining its long-standing export relationship with the United States. Spending on infrastructure improvements is a significant priority of the colonial government while the private sector continues to diversify abroad based on its position as an established international trade center in the Far East.


              In terms of GDP, industrial standards and level of education, South Korea is second only to Japan in Asia. It enjoys the benefits of a diversified economy with well developed sectors in electronics, automobiles, textiles and shoe manufacture, steel and shipbuilding among others. The driving force behind the economy's dynamic growth has been the planned development of an export-oriented economy in a vigorously entrepreneurial society. Real GDP grew about 8.3% in 1994. Both South Korea and North Korea joined the United Nations separately in late 1991, creating another forum for negotiation and joint cooperation. The reunification of North and South Korea could have a detrimental effect on the economy of South Korea.


              Indonesia is a mixed economy with many socialist institutions and central planning but with a recent emphasis on deregulation and private enterprise. Like Thailand, Indonesia has extensive natural wealth, yet with a large and rapidly increasingly population, it remains a poor country. Dependent on oil prices during the 1980s, its manufactured products now predominate, contributing 21% of GDP. Indonesia's development is progressing smoothly, and it has become the world's twelfth largest economy.


              Malaysia has one of the fastest growing economies in the Asian-Pacific region. Malaysia has become the world's third-largest producer of semiconductor devices (after the United States and Japan) and the world's largest exporter of semiconductor devices. More remarkable is the country's ability to achieve rapid economic growth with relative price stability as the government followed prudent fiscal and monetary policies. Malaysia's high export dependence level leaves it vulnerable to recession in the OECD countries or to a fall in world commodity prices.

              India is one of the world's top fifteen industrial nations and has considerable natural resources. The government exercises significant influence over many aspects of the economy. Accordingly, future government actions could have a significant effect on private sector companies, market conditions, and prices and yields of securities of Indian issuers held by a fund. Policymakers in India actively encourage foreign direct investment, particularly in labor intensive industries. In addition, Indian stock exchanges rely entirely on delivery of physical share certificates and have experienced operational difficulties. These problems have included the existence of fraudulent shares in the market, failed trades, and delays in the settlement and registration of securities transactions. Indian stock exchanges have in the past been forced to close for political reasons; for example, a brokers' strike closed the exchange for ten days in December 1993, and there is no assurance that the exchanges will not be forced to close again.

              Singapore has an open entrepreneurial economy with strong service and manufacturing sectors and excellent international trading links derived from its history. During the 1970s and the early 1980s, the economy expanded rapidly, achieving an average annual growth rate of 9%. Per capita GDP is among the highest in Asia. Singapore holds a position as a major oil refining and services center.

              Japan currently has the second largest GDP in the world. The Japanese economy has grown substantially over the last three decades. Its growth rate averaged over 5% in the 1970s and 1980s. However, in 1994, the growth rate in Japan slowed to 0.6% and its budget showed a deficit of 7.8% of GDP. Despite small rallies and market gains, Japan has been plagued with economic sluggishness. Economic conditions have weakened considerably in Japan since October 1992. The boom in Japan's equity and property markets during the expansion of the late 1980s supported high rates of investment and consumer spending on durable goods, but both of these components of demand have now retreated sharply following the decline in asset prices. Japan is suffering its worst recession in two decades. Profits have fallen sharply, unemployment has reached an historical high of 3.2%, and consumer confidence is low. The banking sector has experienced a sharp rise in non-performing loans, and strains in the financial system may continue. Nine discount rate cuts since their peak of 6% in 1991, a succession of fiscal stimulus packages, support plans for the debt-burdened financial system, and spending for reconstruction following the Kobe earthquake should help to contain recessionary forces, but substantial uncertainties remain. The general government position has deteriorated as a result of weakening economic growth, as well as stimulative measures taken recently to support economic activity and to restore financial stability.


              In addition to a cyclical downturn, Japan is suffering through structural adjustments. Like the Europeans, the Japanese have seen a deterioration in their competitiveness due to high wages, a strong currency, and structural rigidities. Japan has also become a mature industrial economy and, as a result, will see its long-term growth rate slow down over the next ten years. Finally, Japan is reforming its political process and deregulating its economy. These activities have resulted in turmoil, uncertainty, and a crisis of confidence.


              Japan is heavily dependent upon international trade and, accordingly, has been and may continue to be adversely affected by trade barriers, and other protectionist or retaliatory measures of, as well as economic conditions in, the United States and other countries with which it trades. Industry, the most important sector of the economy, is heavily dependent on imported raw materials and fuels. Japan's major industries are in the engineering, electrical, textile, chemical, automobile, fishing, and telecommunication fields. Japan imports iron ore, copper, and many forest products. Only 19% of its land is suitable for cultivation. Japan's agricultural economy is subsidized and protected. It is about 50% self-sufficient in food production. Even though Japan produces a minute rice surplus, it is dependent upon large imports of wheat, sorghum, and soybeans from other countries. Japan's high volume of exports such as automobiles, machine tools, and semiconductors have caused trade tensions with other countries, particularly the United States. Some trade agreements between the countries have reduced the friction caused by the current trade imbalance. A record high value for the Yen in the first half of 1995 threatened to derail Japan's recovery from a long economic downturn, mainly because it made Japanese products more expensive overseas and eroded the value of foreign earnings when repatriated to Japan. However, the recent easing of the Yen's value has created expectations that Japanese earnings will improve for the fiscal year ending March 1996.

              Australia has a prosperous Western-style capitalist economy, with a per capita GDP comparable to levels in industrialized West European countries. It is rich in natural resources and is the world's largest exporter of beef and wool, second-largest exporter of mutton, and among the top wheat exporters. Australia is also a major exporter of minerals, metals and fossil fuels. Due to the nature of its exports, a downturn in world commodity prices could have a significant negative impact on its economy.

                                Emerging Markets: Asia
                        Market Capitalization in U.S. Dollars
                                      June 1995
                        -------------------------------------


                                                                 Millions
                                                                 --------
           India                                              147,210

           Indonesia                                           52,243

           Korea                                              178,670

           Malaysia                                           224,176

           Pakistan                                             9,469

           Philippines                                         55,038

           Sri Lanka                                            2,259

           Taiwan                                             186,822

           Thailand                                           150,584



     Source: IFC (International Finance Corporation, Second Quarter 1995)


                   Real GDP Annual Rate of Growth (annual % change)
                                         1994
                   ------------------------------------------------


           China                                                   12.0%

           Hong Kong                                                5.7%

           India                                                    4.9%

           Indonesia                                                7.0%

           Japan                                                     n/a

           Korea                                                    8.3%

           Malaysia                                                 8.5%

           Philippines                                              4.5%

           Singapore                                                7.0%

           Taiwan                                                   6.2%

           Thailand                                                 8.5%



     Source: World Economic Outlook, May 1995
     (International Monetary Fund. Figures are quoted based on each country's domestic currency.)


     For national stock market index performance, please see the section of "Performance" beginning on page __.


                       SPECIAL CONSIDERATIONS AFFECTING EUROPE
                       ---------------------------------------

              New developments surrounding the creation of a unified common market in Europe have helped to reduce physical and economic barriers promoting the free flow of goods and services throughout Western Europe. These new developments could make this new unified market one of the largest in the world. However, in 1993, Europe's economies began to slow and subsequently slid into recession as tight monetary conditions and lack of progress toward inflation convergence and budgetary consolidation in many countries weakened consumer and business confidence. More generally, the turbulence in the foreign exchange markets since the middle of 1992 and escalating tensions over trade contributed to increased uncertainty in many countries. The U.S. dollar continued on its downward track with respect to both the German Mark and many other of Europe's currencies such as the Italian Lira, the Spanish Peseta, and the Swedish Krona, the value of which have been affected by political uncertainties and fiscal problems.


              Europe's economies began to improve in 1995 as continued growth in the United States and the countries of Southeast Asia provided the foundation for an export-led recovery. Thus recovery was aided by a sharp rebound of the U.S. dollar after it had reached postwar lows in the spring of 1995.


              The Eastern European countries, after several years of declining output, have generally shown dramatic growth in 1994 and 1995. Despite formidable obstacles and major differences among countries and regions, many nations are making substantial progress in their efforts to become market-oriented economies. However, these economies are becoming increasingly disparate and the experience of countries in the region varies markedly. Those nations making the most successful transition include Poland, the Czech Republic, and Hungary, while some of the former Soviet republics continue to suffer from the consequences of the break up of the Soviet Union and have made little progress in implementing effective market-oriented reforms. Key aspects of the reform and stabilization efforts have not yet been fully implemented, and risks of policy slippage remain. In the Russian Federation and most other countries of the former Soviet Union, economic conditions are of particular concern because of economic instability due to political unrest and armed conflicts in many regions.


              Notwithstanding the economic difficulties in many countries, recent positive developments offer hope for a cooperative growth strategy in the near term, which could also permit a strengthening of global economic performance over the medium term. Many developing countries are reaping the fruits of sustained reform and stabilization efforts. Efforts to enhance assistance to countries affected by the transition to a market-based trading system that is occurring in central Europe and the former Soviet Union, and to low-income countries to support strengthened stabilization and restructuring efforts, are moving forward. In Europe, exchange market tensions have eased, interest rates have been falling, and may continue to do so as evidence of the waning inflationary pressures accumulates.


              The European Community (EC) consists of Belgium, Denmark, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal, Spain, and the United Kingdom (the member states). In 1986, the member states of the EC signed the "Single European Act," an agreement committing these countries to the establishment of a market among themselves, unimpeded by internal barriers or hindrances to the free movement of goods, persons, services, or capital. To meet this goal, a series of directives have been issued to the member states. Compliance with these directives is designed to eliminate three principal categories of barriers: 1) physical frontiers, such as customs posts and border controls; 2) technical barriers (which include restrictions operating within national territories) such as regulations and norms for goods and services (product standards); discrimination against foreign bids (bids by other EC members) on public purchases; or restrictions on foreign requests to establish subsidiaries; and 3) fiscal frontiers, notably the need to levy value-added taxes, tariffs, or excise taxes on goods or services imported from other EC states.

              The ultimate goal of this project is to achieve a large unified domestic European market in which available resources would be more efficiently allocated through the elimination of the above-mentioned barriers and the added costs associated with those barriers. Elimination of these barriers would simplify product distribution networks, allow economies of scale to be more readily achieved, and free the flow of capital and other resources. The Maastricht Treaty on economic and monetary union (EMU) attempts to provide its members with a stable monetary framework consistent with the EC's broad economic goals. But until the EMU takes effect, which is intended to occur between 1997 and 1999, the community will face the need to reinforce monetary cooperation in order to reduce the risk of a recurrence of tensions between domestic and external policy objectives.

              The total European market, as represented by both EC and non-EC countries, consists of over 328 million consumers, making it larger currently than either the U.S. or Japanese markets. European businesses compete nationally and internationally in a wide range of industries including: telecommunications and information services, roads and transportation, building materials, food and beverages, broadcast and media, financial services, electronics, and textiles. Actual and anticipated actions on the part of member states to conform to the unified Europe directives has prompted interest and activity not only by European firms, but also by foreign entities anxious to establish a presence in Europe that will result from these changes. Indications of the effect of this response to a unified Europe can be seen in the areas of mergers and acquisitions, corporate expansion and development, GDP growth, and national stock market activity.

              The early experience of the former centrally planned economies has already demonstrated the crucially important link between structural reforms, macroeconomic stabilization, and successful economic transformation. Among the central European countries, the Czech Republic, Hungary, and Poland have made the greatest progress in structural reform; inflationary pressures in those countries have abated following price liberalization, and output has begun to recover. These achievements will be difficult to sustain, however, in the absence of strong efforts to contain the large fiscal deficits that have accompanied the considerable losses of output and tax revenue since the start of the reform process.

              In the Baltic countries there are encouraging signs that reforms are taking hold and are being supported by strong stabilization efforts. In most other countries of the former Soviet Union, in contrast, inadequate stabilization efforts now threaten to lead to hyper-inflation, which could derail the reform process. Inflation, which had abated following the immediate impact of price liberalization in early 1992, surged to extremely high levels in late 1992 and early 1993. The main reason for this development has been excessive credit expansion to the government and to state enterprises. The transformation process is being seriously hampered by the widespread subsidization of inefficient enterprises and the resulting misallocation of resources. The lack of effective economic and monetary cooperation among the countries of the former Soviet Union exacerbates other problems by severely constraining trade flows and impeding inflation control. Partly as a result of these difficulties, some countries have decided that the introduction of separate currencies offers the best hope for avoiding hyper-inflation and for improving economic conditions. This development can facilitate the implementation of stronger stabilization programs. Economic conditions in the former Soviet Union have continued to deteriorate. Real GDP in Russia fell 11.9 percent in 1993, after an 18 percent decline in 1992. In many other countries of the region, output losses have been even larger. These declines reflect the adjustment difficulties during the early stages of the transition, high rates of inflation, the compression of imports, disruption in trade among the countries of the former Soviet Union, and uncertainties about the reform process itself. Large-scale subsidies are delaying industrial restructuring and are exacerbating the fiscal situation. A reversal of these adverse factors is not anticipated in the near term, and output is expected to decline further in most of these countries.


              Economic conditions appear to have improved for some of the transition economies of central Europe during the past year. Following three successive years of output declines, there has been a turnaround in the Czech Republic and the Slovak Republic, Hungary and Poland; growth in private sector activity and strong exports, especially to Western Europe, now appear to have contained the fall in output. Most central European countries in transition have achieved positive real growth in 1994 and 1995 as market reforms deepen. The strength of the projected output gains will depend crucially on the ability of the reforming countries to contain fiscal deficits and inflation and on their continued access to, and success in, export markets. A number of their governments, including those of Hungary and Poland, are currently implementing or considering reforms directed at political and economic liberalization, including efforts to foster multi-party political systems, decentralize economic planning, and move toward free market economies. At present, no Eastern European country has a developed stock market, but Poland, Hungary and the Czech Republic have small securities markets in operation. Ethnic and civil conflicts currently continue throughout the former Yugoslavia. Although there has been recent progress toward a peaceful settlement of these conflicts, the outcome remains uncertain.


              Both the EC and Japan, among others, have made overtures to establish trading arrangements and assist in the economic development of the Eastern European nations. In the rest of Europe, monetary policy and financial market developments have been dominated by the currency turmoil that began in September 1992. At the same time, conditions are improving for significant reductions of official interest rates in Europe, which should help to contain recessionary forces and provide support to the overall economic recovery in the regions by early 1996. With the passage of the General Agreement on Trade and Tariffs earlier this year, Europe has taken a step forward in resisting protectionist pressures. Interest rates continue to decline, but some countries' tight monetary conditions remain an obstacle to stronger growth and a threat to exchange market stability. However, in the long term, economic unification could prove to be an engine for domestic and international growth.


              The conditions that have given rise to these developments are changeable, and there is no assurance that reforms will continue or that their goals will be achieved.

              Portugal is a genuinely emerging market which has experienced rapid growth since the mid-1980s, except for a brief period of stagnation over 1990-91. Portugal's government remains committed to privatization of the financial system away from one dependent upon the banking system to a more balanced structure appropriate for the requirements of a modern economy.

              Economic reforms launched in the 1980s continue to benefit Turkey in the 1990s. Turkey's economy has grown since the 1980s. Agriculture remains the most important economic sector, employing over half of the labor force, and accounting for significant portions of GDP and exports. Inflation and interest rates remain high, and a large budget deficit will continue to cause difficulties in Turkey's continuing transformation from a centrally controlled to a free market economy.

              Like many other Western economies, Greece suffered severely from the global oil price hikes of the 1970s, with annual GDP growth plunging from 8% to 2% in the 1980s, and inflation, unemployment, and budget deficits rising sharply. The fall of the socialist government in 1989 and the inability of the conservative opposition to obtain a clear majority led to business uncertainty and the prospect for continued flat economic performance. Once Greece has sorted out its political situation, it will have to face the challenges posed by the steadily increasing integration of the EU, including the progressive lowering of trade and investment barriers. Tourism continues as a major industry, providing a vital offset to a sizable commodity trade deficit.

                   Real GDP Annual Rate of Growth (annual % change)
                                         1994
                   ------------------------------------------------
           Denmark                                                  4.6%

           France                                                   2.5%

           Germany                                                  2.9%

           Italy                                                    2.5%

           Netherlands                                              2.4%

           Spain                                                    1.9%

           Switzerland                                              2.0%

           United Kingdom                                           3.8%



     Source: World Economic Outlook, May 1995
     (International Monetary Fund. Figures are quoted based on each country's domestic currency.)

     For national stock market index performance, please see the section of "performance" beginning on page __.


                       SPECIAL CONSIDERATIONS AFFECTING AFRICA
                       ---------------------------------------

              Africa is a continent of roughly 50 countries with a total population of approximately 840 million people. Literacy rates (the percentage of people who are over 15 years of age and who can read and write) are relatively low, ranging from 20% to 60%. The primary industries include crude oil, natural gas, manganese ore, phosphate, bauxite, copper, iron, diamonds, cotton, coffee, cocoa, timber, tobacco, sugar, tourism, and cattle.

              Many African countries are fraught with political instability. However, there has been a trend over the past several years toward democratization. Many countries are moving from a military style, Marxist, or single party government to a multi-party system. Still, there remain many countries that do not have a stable political process. Many countries have been enmeshed in civil, ethnic or border wars. Ethnic, religious, cultural and linguistic differences divide the African peoples.

              Economically, the Northern Rim countries (which include Morocco, Egypt, and Algeria), Nigeria, Zimbabwe and South Africa are the wealthier countries on the continent due to their strong ties with the European nations. The market capitalization of these countries has been growing recently as more international companies invest in Africa and as local companies start to list on the exchanges. However, religious strife has been a significant source of instability in the Northern Rim countries. Although racial discord in South Africa appears to have been reduced by constitutional and political changes that are in progress, as well as increased foreign investments, the long-term future of South Africa remains uncertain.

              On the other end of the economic spectrum are countries, such as Burkina-Faso, Madagascar, and Malawi, that are considered to be among the poorest or least developed in the world. These countries are generally landlocked or have poor natural resources. The economies of many African countries are heavily dependent on international oil prices. Of all the African industries, oil has been the most lucrative, accounting for 40% to 60% of many countries' GDP. However, the general decline in oil prices has had an adverse impact on many economies.

                          SPECIAL FACTORS AFFECTING NEW YORK
                          ----------------------------------


              The financial condition of New York State (the State), its public authorities and public benefit corporations (the Authorities) and its local governments, particularly The City of New York (the City), could affect the market values and marketability of, and therefore the net asset value per share and the interest income of New York Municipal Income Fund or result in the default of existing obligations, including obligations which may be held by the fund. The following section provides only a brief summary of the complex factors affecting the financial situation in New York and is based on information obtained from the State, certain of its Authorities, the City and certain other localities, as publicly available on the date of this Statement of Additional Information. The information contained in such publicly available documents has not been independently verified. It should be noted that the creditworthiness of obligations issued by local issuers may be unrelated to the creditworthiness of the State, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default in the absence of a specific guarantee or pledge provided by the State.


              The State and the City have each experienced recent serious financial difficulties and declines in their credit standings. S&P and Moody's have each assigned ratings for the State's general obligation bonds that are among the three lowest of those states with rated general obligation bonds. The ratings of certain related debt of other issuers for which the State has an outstanding moral obligation, lease purchase, guarantee or other contractual obligation are generally linked directly to the State's rating. S&P and Moody's have each assigned ratings for the City's general obligations that are among the four lowest of those cities with rated general obligation bonds. Should the financial condition of the State, its Authorities, or its local governments deteriorate, their respective credit ratings could be further reduced, and the market value and marketability of their outstanding notes and bonds could be adversely affected, and their respective access to the public credit markets jeopardized.


              Economic Factors. New York is the third most populous state in the nation, and has a relatively high level of personal wealth. However, the State economy has grown more slowly than that of the nation as a whole, resulting in the gradual erosion of its relative economic affluence (due to factors such as relative costs for taxes, labor, and energy). The State's economy is diverse, with a comparatively large share of the nation's financial, insurance, transportation, communications, and services employment, and a very small share of the nations' farming and mining activity. New York has a declining proportion of its workforce engaged in manufacturing and increasing proportion engaged in service industries. The State, therefore is likely to be less affected than the nation as a whole during an economic recession concentrated in construction and manufacturing sectors of the economy, but is likely to be more affected during a recession concentrated in the service-producing sector. The State's manufacturing and maritime base have been seriously eroded, as illustrated by the decline of the steel industry in the Buffalo area and of the apparel and textile industries in the City. In addition, the City experienced substantial socio-economic changes, as a large segment of its population and a significant share of corporate headquarters and other businesses relocated (many out-of-state).


              Both the State and the City experienced substantial revenue increases in the mid-1980s attributable directly and indirectly to growth in new jobs, rising profits, and capital appreciation derived from the finance sector of the City's economy. The finance sector's growth was a catalyst for the New York City metropolitan region's related business and professional services, retail trade and residential and commercial real estate markets. The then rising real estate market contributed to City revenues, as higher property values and new construction added to collections from property taxes, mortgage recording, and transfer taxes and sales taxes on building materials. The boom on Wall Street more than compensated for the continued erosion of the State's (and the City's) manufacturing and maritime base, since average wages in finance and related business and professional services were substantially higher (thereby providing a net increase of higher incomes, taxed at even higher marginal rates).


              During the calendar years 1984 through 1991, the State's rate of economic expansion was somewhat slower than that of the nation as a whole. In the 1990-91 national recession, the economy of the Northeast region in general and the State in particular was more heavily damaged than that of the rest of the nation and has been slower to recover. Although the national economy began to expand in 1991, the State economy remained in recession until 1993, when employment growth resumed. Employment growth has been hindered during recent years by significant cutbacks in the computer and instrument manufacturing, utility and defense industries. Personal income increased substantially in 1992 and 1993. The State economy entered the third year of a slow recovery in 1995. Most of the growth occurred in the trade, construction and service industries, with business, social services and health sectors accounting for most of the service industry growth. The State's economy is expected to continue to expand modestly during 1995 and 1996, according to assumptions contained in the State financial plan for fiscal year 1995-1996. Employment is expected to grow slightly during 1995, although the rate of increase is expected to be below the rate experienced in 1994 due to cutbacks in federal spending and employment, as well as continued corporate downsizing.


              Notwithstanding the State budget for fiscal year 1995-96 which enacts significant tax and program reductions, the State can expect to confront structural deficits in future years. The 1995-96 State financial plan includes actions that will have an effect on the budget outlook for fiscal year 1996-97 and beyond. In part, the 1995-96 State financial plan reflects actions which provide nonrecurring measures (sometimes referred to as "one-shots") variously estimated to provide $900 million to $1.0 billion of savings. Additionally, the three-year plan to reduce State personal income taxes, as discussed below briefly, will decrease State tax receipts by an estimated $1.7 billion in fiscal year 1996-97. Similarly, other actions taken to reduce disbursements in the State's 1995-96 fiscal year, such as reductions in the State workforce and Medicaid and welfare expenditures, are expected to provide greater reductions in future fiscal years. The net impact of these and other factors is expected to produce a potential imbalance in receipts and disbursements for State fiscal year 1996-97 and future fiscal years.


              Further, there can be no assurance that the State economy will not experience worse-than-predicted results in the 1995-96 fiscal year with corresponding material and adverse effects on the State's projections of receipts and disbursements. The State financial plan is based upon forecasts of national and State economic activity. Many uncertainties exist in such forecasts, including federal financial and monetary policies, the availability of credit and the condition of the world economy. In addition, the economic and financial condition of the State may be affected by various financial, social, economic and political factors. These factors can be complex, may vary from year to year and are frequently the results of actions taken not only by the State and its agencies and instrumentalities, but also by other entities, such as the federal government, that are not under the control of the State.


              The fiscal health of the State may also be impacted by the fiscal health of the City. Although the City has had a balanced budget since 1981, estimates of the City's future revenues and expenditures are subject to various uncertainties. For example, the effects of the October 1987 stock market crash and the 1990-92 national recession have had a disproportionately adverse impact on the New York City metropolitan region, as private sector job losses since 1989 have offset all the prior employment gains of the 1980s. Declines in both employment and earnings in the finance sector contributed to declines in retail sales and real estate values. In addition, a number of widely publicized bankruptcies among highly leveraged retailing, brokerage and real estate development companies occurred. The effects of the recession have extended to banking, insurance, business services (such as law, accounting and advertising), publishing and communications. Factors which may inhibit the City's economic recovery include (i) credit restraints imposed by the weak financial condition of several major money center banks located in the City; (ii) increases in combined State and local tax burdens, if uncompetitive tax rates are imposed; (iii) perceived declines in the quality of life attributable to service reductions and the deterioration of the City's infrastructure; (iv) additional employment losses in the City's banking sector or corporate headquarters complex due to further corporate relocations or restructurings; or (v) increased expenditures for public health assistance and care. The City's future economic condition will also likely be affected by its competitive position as a world financial center (compared to London, Tokyo, Frankfurt, and competing regional U.S. centers). Investors should note that the budget for the City's 1996 fiscal year addresses a projected $2.7 billion budget gap. Most of the budget-gap closing initiatives may be implemented only with the cooperation of certain City officials, the City's municipal unions, or the State or Federal governments. No assurance can be given that such initiatives will be taken.


              While the State's economy is broader-based than that of the City, particular industries are concentrated in and have a disproportionate impact on certain areas, such as heavy industry in Buffalo, photographic and optical equipment in Rochester, machinery and transportation equipment in Syracuse and Utica-Rome, computers in Binghamton and in the Mid-Hudson Valley, and electrical equipment in the Albany-Troy-Schenectady area. Constraints on economic growth, taxpayer resistance to proposed substantial increases in local tax rates, and reductions in State aid in regions apart from the City have contributed to financial difficulties for several county and other local governments.


              The State. As noted above, the financial condition of the State is affected by several factors, including the strength of the State and its regional economies, actions of the federal government, and State actions affecting the level of receipts and disbursements. Owing to these and other factors, the State may, in future years, face substantial potential budget gaps resulting from a significant disparity between tax revenues projected from a lower recurring receipts base and the future costs of maintaining State programs at current levels.


              The State has been experiencing and continues to experience substantial financial difficulties, with General Fund (the principal operating account) deficits incurred during the fiscal years 1989-1990 through 1991-1992. The State's accumulated General Fund deficit (on a GAAP basis) grew 91% from FY1986-87 to FY1990-91, and reached a then-record $6.265 billion (audited) by March 31, 1991. An accumulated General Fund deficit at March 31, 1993 was restated to be $2.551 billion. The State ended its 1993-94 fiscal year with a negative fund balance of $1.637 billion. This represented an improvement over prior years, primarily due to an improving national and State economy resulting in higher-than-expected receipts from personal income tax and various business taxes and the relative success of the New York Local Government Assistance Corporation ("LGAC"). The General Fund showed an operating surplus of $914 million (on a GAAP basis). The State's 1994-95 fiscal year budget was adopted on June 8, 1994, more than two months after the beginning of the State's fiscal year and has made all of the required quarterly revisions as of the date hereof. The State ended its 1994-95 fiscal year with the General Fund in balance. Actual receipts reported fell short of original projections by approximately $1.2 billion, primarily in the categories of personal income and business taxes. These shortfalls were offset by better than expected performance in the remaining taxes, principally the user taxes and fees, which exceeded projections by $210 million. Disbursements were also reduced from original projections by approximately $848 million.


              On June 7, 1995, the New York State legislature passed the final legislation regarding the State's 1995-96 budget. The 1995-96 State financial plan was formulated on June 20, 1995. Both the enacted budget bills and the State financial plan for 1995-96 include reductions in the actual level of spending from that which occurred in the 1994-95 fiscal year and project reductions in Medicaid and State Authority operating costs. The 1995-96 budget also projects an approximate increase of 3% in all governmental funds over the amounts received in fiscal year 1994-95 and includes the phase-in of a three-year reduction in the State's personal income tax. There are risks and uncertainties concerning whether or not certain spending and tax cuts will be upheld if challenged in the courts. For example, the State Comptroller is challenging in court the proposed use of certain pension reserves. If such suit is successful, approximately $110 million would become unavailable as a source of contribution to the balanced State budget. Finding an additional $110 million in reductions or from other sources may prove difficult. Additionally, even if all spending and tax cuts contained in the State budget are successfully implemented, resulting in a balanced budget for fiscal year 1995-96, there can be no assurance that the State will not face budget gaps in future years, resulting from a disparity between tax revenues projected from a lower recurring-receipts base and the spending required to maintain State programs at current levels. Furthermore, the State is a party to numerous lawsuits in which an adverse decision could require extraordinary expenditures. Certain major budgetary considerations affecting the State are outlined below.


              Revenue Base. The State's principal revenue sources are economically sensitive, and include the personal income tax (53% of fiscal year 1994-95 General Fund receipts and estimated to be approximately 52% of fiscal year 1995-96 General Fund receipts), user taxes and fees (20% of both fiscal year 1994-95 and estimated 1995-96 General Fund receipts), and business taxes (15% and 14% respectively of fiscal year 1994-95 and estimated 1995-96 General Fund receipts). Uncertainties in taxpayer behavior as a result of actual and proposed changes in Federal tax law also can have an adverse impact on State tax receipts. One-fourth of the 4% State sales tax has been dedicated to pay debt service of LGAC, and has correspondingly reduced General Fund receipts. To the extent those moneys are not necessary for payment to LGAC, they are transferred from the LGAC Tax fund to the General Fund and reported as a transfer from other funds rather than as sales and use tax receipts. During fiscal years 1991-92, 1992-93, 1993-94, and 1994-95 moneys were so transferred. Capital gains are a significant component of income tax collections. Auto sales and building materials are significant components of retail sales tax collections. Tax rates are relatively high and may impose political and economic constraints on the ability of the State to further increase its taxes. In 1995, the State enacted a tax-reduction program designed to reduce, by 20 percent over three years, receipts from the personal income tax. The tax had remained unchanged since 1989 as a result of annual deferrals of tax reductions originally enacted in 1987. The tax-reduction program is estimated to reduce receipts by $515 million in the 1995-96 fiscal year, $1.7 billion in the 1996-97 fiscal year and produce further significant reductions in fiscal year 1997-98. In addition to such reductions in overall tax rates, the tax-reduction program also includes other modifications to the tax laws which will have the effect of lowering the amount of tax revenues to be received by the State. In the absence of countervailing economic growth or expenditure cuts, the tax cuts could make the achievement of a balanced State budget more difficult in future years.


              State Debt. The State has the heaviest debt burden of any state (with nearly $5.2 billion of long-term general obligations, $4.7 billion of LGAC debt and $18 billion of lease-purchase or other contractual debt outstanding as of March 31, 1995), and debt service costs absorb a large share of the State's budget. As of March 31, 1995 the State is also obligated with respect to nearly $7.0 billion for statutory moral obligations for nine of its Authorities and for guarantees of $358 million of other Authority debt. Historically, the State has had one of the largest seasonal financing requirements of any municipal issuer, and was required each spring to borrow substantial sums from public credit markets to finance its accumulated General Fund deficit and its scheduled payments of aid to local governments and school districts. To help reduce such seasonal financing needs, the State created LGAC as a financing vehicle to finance the State's local assistance payments by issuing long-term debt, payable over 30 years from a portion of the State sales tax, as discussed above. The State budget and State financial plan for fiscal year 1995-96 each proposes to utilize the remainder of authorized but yet unissued LGAC bonds. As of June 1995, LGAC had issued bonds and notes to provide net proceeds of $4.7 billion, thus completing the LGAC program. The impact of LGAC's borrowing is that the State is able to meet its cash flow needs in the first quarter of the 1995-96 fiscal year without relying on short-term seasonal borrowings. Neither the 1995-96 State financial plan nor the 1994-95 State financial plan included a spring borrowing, the first time in 35 years that there was no short-term borrowing. Investors should note that the enabling legislation for LGAC contains a covenant restricting the amount of any future State spring borrowing, which may reduce the State's fiscal flexibility in future years.


              Budgetary Flexibility. A significant portion of the State's General Fund budget is accounted for by contractually required expenses (such as pension and debt service costs) and by federally mandated programs (such as AFDC and Medicaid). In addition, State aid for school districts comprises a major share of the budget, and total appropriations and distribution of such aid is especially contentious politically.

     Furthermore, the State's ability to respond to unanticipated developments in the future may have been impaired since the State has utilized a substantial range of actions of a non-recurring nature in recent years to finance its General fund operations, including tapping excess monies in special funds, refinancing outstanding debt to reduce reserve fund requirements and current (but not long-term) debt service costs, recalculating pension fund contributions, selling State assets, reimbursing past General Fund expenditures by the issuance of authority debt and deferring payment for expenditures to future fiscal years. The 1995-96 State financial plan contains actions of a non-recurring nature including mergers of certain authorities payments from the sale of certain State assets, and payments associated with the resolution of certain court cases, totalling approximately $335 million.


              Labor Costs. The State government workforce is mostly unionized, subject to the Taylor Law which authorizes collective bargaining and prohibits (but has not historically prevented) strikes and work slowdowns. Costs for employee health benefits have increased substantially, and can be expected to further increase. The State has a substantial unfunded liability for future pension benefits, and has utilized changes in its pension fund investment return assumptions to reduce current contribution requirements. If such investment earnings assumptions are not sustained by actual results, additional State contributions will be required in future years to meet the State's contractual obligations. The State's change in actuarial method from the aggregate cost method to a modified projected unit credit in the 1990-91 fiscal year created a substantial surplus that was amortized and applied to offset the State's contribution through the 1993-94 fiscal year. This change in actuarial method was ruled unconstitutional by the State's highest court and the State returned to the aggregate cost method in fiscal year 1994-95 using a four-year phase-in. Employer contributions, including the State's, are expected to increase over the next five to ten years.


              Public Assistance. The State has the second largest number of persons receiving public assistance (AFDC and Home Relief) of any state. AFDC costs are shared among the federal government, the State and its counties (including the City) by statutory formula. Caseloads tend to rise significantly during economic downturns, but have fallen only in the later stages of past economic recoveries.


              Medicaid. The State participates in the federal Medicaid program under a state plan approved by the Health Care Financing Administration. The federal government provides a substantial portion of eligible program costs, with the remainder shared by the State and its counties (including the City). Basic program eligibility and benefits are determined by federal guidelines, but the State provides a number of optional benefits and expanded eligibility. Program costs have increased substantially in recent years, and account for a rising share of the State budget. Federal law requires the State adopt reimbursement rates for hospitals and nursing homes that are reasonable and adequate to meet the costs that must be incurred by efficiently and economically operated facilities in providing patient care, a standard that has led to past litigation by hospitals and nursing homes seeking higher reimbursement from the State. The budget for fiscal year 1995-96 includes a medicaid cost containment program estimated to reduce General Fund costs by $1.1 billion; such cutbacks in State spending for Medicaid may adversely affect the financial condition of hospitals and health care institutions that are the obligors of bonds that may be held by the fund.


              The State Authorities. The State's Authorities are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself, and may issue bonds and notes within the amounts of, and as otherwise restricted by, their legislative authorization. The New York State Public Authorities Control Board approves the issuance of debt and major contracts by ten of the Authorities. As of September 30, 1994, there were 18 Authorities that had outstanding debt of $100 million or more, the aggregate debt of which (including refunding bonds and moral obligation, lease-purchase, contractual obligation, or State-guaranteed debt) then totaled approximately $70.2 billion. As of March 31, 1994 (the date of the latest data available), aggregate public authority debt outstanding as State-supported was approximately $28 billion and State-related debt was approximately $36 billion. In recent years the State has provided financial assistance through appropriations, in some cases of a recurring nature, to certain Authorities for operating and other expenses and, (from 1976 to 1987) in fulfillment of its commitments on moral obligation indebtedness or otherwise, for debt service. The State budgeted operating assistance of approximately $1.3 billion for the Metropolitan Transportation Authority (MTA) for fiscal year 1994-1995 and estimates total State assistance in fiscal year 1995-96 to be approximately $1.1 billion. This assistance is expected to continue to be required (and may increase) in future years. Failure by the State to appropriate necessary amounts or to take other action to permit the Authorities to meet their obligations could adversely affect the ability of the State and the Authorities to obtain financing in the public credit markets and the market price of the State's outstanding bonds and notes.


              The MTA, whose credit standing was recently reduced, oversees the operation of the City's subway and bus lines by its affiliates, the New York City Transit Authority and the Manhattan and Bronx Surface Transit Operating Authority (collectively, the TA). MTA subsidiaries operate certain commuter rail and bus lines in the New York metropolitan area. An affiliated agency, the Triborough Bridge and Tunnel Authority (TBTA), operates certain intrastate toll bridges and tunnels. To maintain its facilities and equipment, which deteriorated significantly in the late 1970s due to deferred maintenance, the MTA prepared a five-year capital program subject to approval by the MTA Capital Program Review Board. In April 1993, the State legislature authorized the funding of a portion of a five-year $9.56 billion capital plan for the MTA for 1992 through 1996. MTA's five-year capital program for 1992-96 was approved by the State capital program review board in December 1993. There can be no assurance that all governmental actions for the 1992-96 capital program will be taken, that funding sources currently identified will not be decreased or eliminated, or that the capital program will not be delayed or reduced. If the capital program is delayed or reduced, ridership and fare revenues may decline, which could impair the MTA's ability to meet its operating expenses without additional State assistance. In addition, because fares are not sufficient to finance its mass transit operations, the MTA has depended and will continue to depend for operating support upon a system of State, local government and TBTA support, and to the extent available, Federal assistance (including loans, grants and operating subsidies). There can be no assurance that any such assistance will continue at any particular level or in any fixed relationship to the operating costs and capital needs of the MTA.


              The City. The City has required, and continues to require, significant financial assistance from the State. The City depends on State assistance both to enable the City to balance its budget and to meet its cash requirements. In the early 1970s, the City incurred substantial operating deficits, and its financial controls, accounting practices, and disclosure policies were widely criticized. In 1975, the City encountered severe financial difficulties and lost access to the public credit markets. The State Legislature responded in 1975 by creating the Municipal Assistance Corporation For The City of New York (MAC) to provide financing assistance for the City and the Financial Control Board to exercise certain oversight and review functions with respect to the City's finances. The Financial Control Board's powers over the City were suspended in June 1986, but would be reinstated (under current law) if the City experiences certain adverse financial circumstances. At the time of the fiscal crisis, the State provided substantial financial assistance to the City, the federal government provided the City with direct seasonal loans and guarantees on the City's long-term debt, and the City's labor unions accepted deferrals of wage increases and approved purchases of City bonds by the pension funds. No assurance can be given that similar assistance would again be made available if needed, particularly given the current budgetary constraints faced by both the Federal and State governments.


              The City provides services usually undertaken by counties, school districts or special districts in other large urban areas including the provision of social services such as day care, foster care, health care, family planning, services for the elderly and special employment services for needy individuals and families who qualify for such assistance. State law requires the City to allocate a large portion of its total budget to Board of Education operations, and mandates the City to assume the local share of public assistance and Medicaid costs. While the City has had GAAP operating surpluses, in recent fiscal years the City has experienced and continues to experience ongoing financial difficulties, primarily related to the impact of the recent recession on the local economy (reducing revenues from most major taxes and increasing public assistance and

     Medicaid caseloads), rising health care costs for City employees and for Medicaid, and rising inflation and interest rates. In response, the City implemented gap-closing programs in recent fiscal years, which initially relied primarily on actions of a non-recurring nature, but included substantial property tax rate increases and a personal income tax surcharge imposed in fiscal year 1991 and selected service cutbacks. Reductions in State aid, larger than budgeted labor settlements and increased police expenditures added to the adverse budgetary impact of the local recession, confronting the City with a potential $3.3 billion imbalance during fiscal year 1992 budget negotiations. This initial budget gap was closed by adoption of a budget providing for various tax increases and significant service reductions. Aid to nonprofit cultural institutions in the City was significantly reduced (as was State aid to such institutions), including certain institutions that are obligors of bonds that may be held by the fund. The City's budget for fiscal year 1994 identified measures to close a $300 million budget gap, which was the result of shortfalls in Federal and State aid from previously projected levels. The City achieved balanced operating results as reported in accordance with GAAP for the 1994 fiscal year. For fiscal year 1995, the City adopted a budget which halted the trend in recent years of substantial increases in City-funded spending from one year to the next. The City budget adopted for fiscal year 1996 reduces City-funded spending for the second consecutive year.


              Pursuant to State law, the City prepares a four-year annual financial plan, which is reviewed and revised on a quarterly basis and includes the City's capital, revenue and expense projections and outlines proposed budget gap-closing programs for those years with projected budget gaps.


              The mayor is responsible for preparing the City's four-year financial plan, including the City's current financial plan for the 1996 through 1999 fiscal years (the "1996-1999 Financial Plan"). The City's projections set forth in the 1996-1999 Financial Plan are based on various assumptions and contingencies which are uncertain and which may not materialize. Changes in major assumptions could significantly affect the City's ability to balance its budget and to meet its annual cash flow and financing requirements. Such assumptions and contingencies include the timing and pace of a regional and local economic recovery, increases in interest rates, the impact on real estate tax revenues of the real estate market, wage increases for city employees consistent with those assumed in the 1996-99 Financial Plan, employment growth, the ability to implement proposed reductions in City personnel and other cost reduction initiatives which may require in certain cases the cooperation of the City's municipal unions, the ability of the New York City Health and Hospitals Corporation and the Board of Education to take actions to offset reduced revenues, the ability to complete revenue generating transactions, provision of State and Federal aid and mandate relief, and the impact on City revenues of proposals for Federal and State Welfare reform. No assurance can be given that the assumptions used by the City in the 1996-99 Financial Plan will be realized. Furthermore, actions taken in recent fiscal years to avert deficits may have reduced the City's flexibility in responding to future budgetary imbalances, and have deferred certain expenditures to later fiscal years.


              The City's original budget for fiscal year 1995 reflected proposed actions to eliminate a $2.3 billion budget gap. The City submitted on July 21, 1995 a fourth quarter modification to the City's financial plan for the 1995 fiscal year which projects a balanced budget in accordance with GAAP for the City's 1995 fiscal year. On July 11, 1995, the City submitted the 1996-99 Financial Plan, which is based on the City's expense and capital budgets of the City's 1996 fiscal year adopted on June 14, 1995 (the "1996 City Budget"). The 1996 City Budget sets forth proposed actions by the City for the 1996 fiscal year to close a substantial projected budget gap (approximately $3.1 billion) resulting from lower than projected tax receipts and other revenues and greater than projected expenditures. Proposed actions in the 1996-99 Financial Plan for the City's 1996 fiscal year include a reduction of approximately $400 million primarily affecting public assistance and Medicaid payments by the City, expenditure reductions in agencies totalling approximately $1.2 billion and transitional labor savings of approximately $600 million. These and other proposed actions were contained in the 1996-99 Financial Plan as well as the 1996 City Budget. The City Budget is subject to the ability of the City to implement the proposed reductions in expenditures, personal services and personnel, which are substantial and may be difficult to implement. For example, the City Comptroller has announced his intention to block one of the key items contained in the 1996 City Budget, the sale of the City's water system for approximately $2.3 billion. Among other things, he cited his concern that such sale proceeds would be used primarily as a "one-shot" measure to close potential budget gaps by financing operating expenses in fiscal year 1996 rather than be used to undertake long-term capital projects. In addition, certain proposals may be offset by various State and Federal legislation which could mandate levels of City funding inconsistent with the 1996 City Budget and the 1996-99 Financial Plan. In addition, the 1996-99 Financial Plan anticipates the receipt of substantial amounts of Federal aid. Certain proposed State and Federal actions are subject to approvals from the Legislature, the Governor and the President, as applicable. Both Federal and State actions are uncertain; certain legislative proposals contemplate significant reductions in Federal spending, including proposed Federal welfare reform which could result in caps on, or block grants of, Federal programs. Further, no assurance can be given that either such actions will in fact be taken or that the projected savings will result even if such actions are taken.


              The City derives its revenues from a variety of local taxes, user charges, miscellaneous revenues and federal and State unrestricted and categorical grants. The City projects that local revenues will provide approximately 68.0% of total revenues in fiscal year 1996 while federal aid, including categorical grants, will provide 11.7% in fiscal year 1996 and State aid, including unrestricted aid and categorical grants, will provide 20.3% in fiscal year 1996. As a proportion of total revenues, State aid has remained relatively constant over the period from 1980 to 1990, while federal aid was sharply reduced (having provided nearly 20% of total fiscal year 1980 revenues). The largest source of the City's revenues is the real estate tax (approximately 22% of total revenues projected for fiscal year 1996), at rates levied by the City council (subject to certain State constitutional limits). State legislation requires that increases in assessments of certain classes of real property be phased-in over a five-year period; thus, property owners may receive higher assessments when property values are declining. However, in the event of a reduction in total assessments, higher tax rates would be required to maintain the same amount of tax revenue. The City derives the remainder of its tax revenues from a variety of other economically sensitive local taxes (subject to authorization by the legislature), including: a local sales and compensating use tax (primarily dedicated to MAC debt service) imposed in addition to the State's retail sales tax; the personal income tax on City residents and the earnings tax on non-residents; a general corporation tax; and a financial corporation tax. High tax burdens in the city impose political and economic constraints on the ability of the City to increase local tax rates. The City's four-year financial plans have been the subject of extensive public comment and criticism, principally questioning the reasonableness of assumptions that the City will have the capacity to generate sufficient revenues in the future to provide the level of services contained in such City financial plans. On July 10, 1995, Standard & Poor's lowered the City's credit rating from A- to BBB+, among the lowest ratings of any major city in the country. The rating agency cited specifically the City Budget's reliance on "one-shot" measures to balance the budget for fiscal year 1995-96 without rectifying the underlying structural problems, its continued optimistic projections of State and Federal aid, and continued high debt levels. Standard & Poor's also mentioned the feeble local economy and the City Budget's over-reliance on the financial services sector which historically has been volatile.


              The City is the largest municipal debt issuer in the nation, and has more than doubled its debt load since the end of fiscal year 1988, in large measure to rehabilitate its extensive, aging physical plant. The City's seasonal borrowing needs increased significantly during fiscal years 1990 and 1991, largely due to delayed State aid payments, and totalled $2.25 billion in fiscal year 1992, $1.4 billion in fiscal year 1993, $1.75 billion in fiscal year 1994 and $2.2 billion in fiscal year 1995. Current projections forecast a need of $2.4 billion of seasonal financing for fiscal year 1996. The City's current capital financing program reflects major reductions (approximately $2.13 billion) in the size of the capital program to be implemented cumulatively through fiscal year 1999 which is intended to reduce future debt service requirements. Such reductions may adversely affect the condition of the City's aging and deteriorating infrastructure and physical assets, such as sewers, streets, bridges and tunnels, and mass transit facilities. Further, the City's capital financing program currently contemplates receipt of proceeds of approximately $1 billion resulting from the sale of the City's water and sewer system to the Water Board, and proposes to utilize a substantial portion of such proceeds for capital project improvements. It is not certain that such proceeds will become available for capital improvements, because, as discussed above, the City Comptroller has stated his opposition to such proposed transfer of the water and sewer system.


              In November 1993, the voters approved a proposed charter whereby Staten Island would secede from the City. Staten Island is one of five counties/boroughs, comprising 4% of the City's population and 19% of its land area. State law provides a complex mechanism for such secession. The State Legislature is also considering establishment of a similar secession mechanism for Queens.


              Other Localities. Certain localities in addition to the City could have financial problems which, if significant, could lead to requests for additional State assistance during the State's fiscal year and thereafter. Fiscal difficulties experienced by the City of Yonkers, for example, could result in State actions to allocate State resources in amounts that cannot yet be determined. In the recent past, the State provided substantial financial assistance to its political subdivisions, totalling approximately 68% of General Fund disbursements in the State's fiscal year 1992-93, 69% for fiscal year 1993-94, 70% for fiscal year 1994-95 and estimated to account for 69% of General Fund disbursements in the State's 1995-96 fiscal year, primarily for aid to elementary, secondary and higher education, Medicaid income maintenance, and local transportation programs. The legislature enacted substantial reductions from previously budgeted levels of State aid since December 1990. To the extent the State is constrained by its financial condition, State assistance to localities may be further reduced, compounding the serious fiscal constraints already experienced by many local governments. Localities also face anticipated and potential problems resulting from pending litigation (including challenges to local property tax assessments), judicial decisions and socio-economic trends. The Legislature enacted substantial reductions from previously budgeted levels of State aid since December 1990. To the extent the State is constrained by its financial condition, State assistance to localities may be further reduced, compounding the serious fiscal constraints already experienced by many local governments. Localities also face anticipated and potential problems resulting from pending litigation (including challenges to local property tax assessments), judicial decisions and socio-economic trends.


              The total indebtedness of all localities in the State, other than the City, was approximately $17.7 billion, as of the localities fiscal years ending in 1993 (the date of the latest data available.) A small portion (approximately $105 million) of this indebtedness represented borrowing to finance budgetary deficits issued pursuant to enabling State legislation (requiring budgetary review by the State Comptroller). Subsequently, certain counties and other local governments have encountered significant financial difficulties, including the counties of Suffolk, Nassau, Monroe, and Westchester, and the City of Buffalo. The State imposed financial control on the City from 1977 to 1986 and on the City of Yonkers since 1984 under an appointed control board in response to fiscal crises encountered by such municipalities. The Legislature imposed certain limited fiscal restraints on Nassau and Suffolk Counties, and authorized their issuance of deficit bonds to finance over several years their respective 1992 operating deficits.


                         SPECIAL FACTORS AFFECTING CALIFORNIA
                         ------------------------------------


              Certain California constitutional amendments, legislative measures, executive orders, administrative regulations, and voter initiatives, as discussed below, could adversely affect the market values and marketability of, or result in default of, existing obligations, including obligations that may be held by California Municipal Income Fund. Obligations of the state or local governments may also be affected by budgetary pressures affecting the State of California (the State) and economic conditions in the State. Interest income to the fund could also be adversely affected. The following discussion highlights only some of the more significant financial trends and problems, and is based on information drawn from official statements and prospectuses relating to securities offerings of the State, its agencies, or instrumentalities, as available as of the date of this SAI. FMR has not independently verified any of the information contained in such official statements and other publicly available documents, but is not aware of any fact which would render such information inaccurate.


               CONSTITUTIONAL LIMITATIONS ON TAXES AND APPROPRIATIONS
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              Limitation on Taxes. Certain obligations held by the fund may be obligations of issuers that rely in whole or in part, directly or indirectly, on ad valorem property taxes as a source of revenue. The taxing powers of local governments and districts are limited by Article XIIIA of the California Constitution, enacted by the voters in 1978 and commonly known as "Proposition 13." Briefly, Proposition 13 limits to 1% of full cash value the rate of ad valorem property taxes on real property and generally restricts the increase in taxes upon reassessment of property to 2% per year, except upon new construction or change of ownership (subject to a number of exemptions). Taxing entities may, however, raise ad valorem taxes above the 1% limit to pay debt service on voter-approved bonded indebtedness.


              Under Article XIIIA, the basic 1% ad valorem tax levy is applied against the assessed value of property as of the owner's date of acquisition (or as of March 1, 1975 if acquired earlier), subject to certain adjustments. This system has resulted in widely varying amounts of tax on similarly situated properties. Several lawsuits were filed challenging the acquisition-based assessment system of Proposition 13, but on June 18, 1992, the U.S. Supreme Court announced a decision upholding Proposition 13.


              Article XIIIA prohibits local governments from raising revenues through ad valorem property taxes above the 1% limit; it also requires voters of any government unit to give 2/3 approval to levy any "special tax." However, court decisions allowed non-voter-approved levies of "general taxes" which were not dedicated to a specific use. In response to these decisions, the voters of the State in 1986 adopted an initiative statute which imposed significant new limits on the ability of local entities to raise or levy general taxes, except by receiving majority local voter approval. Significant elements of this initiative, "Proposition 62," have been overturned in recent court cases, but efforts may continue to further restrict the ability of local government agencies to levy or raise taxes.


              Appropriations Limits. The State and its local governments are subject to an annual "appropriations limit" imposed by Article XIIIB of the California Constitution, enacted by the voters in 1979 and significantly amended by Propositions 98 and 111 in 1988 and 1990, respectively. Article XIIIB prohibits the State or any covered local government from spending "appropriations subject to limitation" in excess of the appropriations limit imposed. "Appropriations subject to limitation" are authorizations to spend "proceeds of taxes," which consist of tax revenues and certain other funds, including proceeds from regulatory licenses, user charges, or other fees to the extent that such proceeds exceed the cost of providing the product or service; but "proceeds of taxes" for local governments exclude most State subventions. No limit is imposed on appropriations of funds which are not "proceeds of taxes," such as reasonable user charges or fees and certain other non-tax funds, including bond proceeds.


              Among the expenditures not included in the Article XIIIB appropriations limit are: (1) the debt service cost of bonds issued or authorized prior to January 1, 1979, or subsequently authorized by the voters; (2) appropriations arising from certain emergencies declared by the Governor; (3) appropriations for certain capital outlay projects; and
     (4) appropriations by the State of post-1989 increases in gasoline taxes and vehicle weight fees.


              The appropriations limit for each year is adjusted annually to reflect changes in cost of living and population, and any transfers of service responsibilities between government units. The definitions for such adjustments were liberalized by Proposition 111 to follow more closely growth in the State's economy. For the 1990-91 fiscal year, each unit of government has recalculated its appropriations limit by taking the actual 1986-87 limit and applying the Proposition 111 annual adjustments forward to 1990-91. This was expected to raise the limit in most cases.


              Under Proposition 111, "excess" revenues are measured over a two-year cycle. With respect to local governments, excess revenues must be returned by a revision of tax rates or fee schedules within the two subsequent fiscal years. The appropriations limit for a local government may be overridden by referendum under certain conditions for up to four years at a time. With respect to the State, 50% of any excess revenues is to be distributed to K-12 school and community college districts (collectively, K-14 districts) and the other 50% is to be refunded to taxpayers.


              In the years immediately following enactment, very few California governmental entities operated near their appropriations limit. In the mid-to-late 1980's, many entities were at or approaching their limit, and several successfully obtained voter approval for four-year waivers of the limit. Since Proposition 111, the appropriations limit has again ceased to be a practical limit on California governments, but this condition may change in the future. During FY 1986-87, State receipts from proceeds of taxes exceeded its appropriations limit by $1.138 billion, which was returned to taxpayers. Since that time, appropriations subject to limitation were under the State limit. The 1995-96 Governor's Budget proposal estimates State appropriations will be more than $6.0 billion under the limit for FY 1994-95 and over $7.2 billion under the limit for FY 1995-96.


                        OBLIGATIONS OF THE STATE OF CALIFORNIA
                        --------------------------------------


              As of February 1995, the State had approximately $18.6 billion of general obligation bonds outstanding, and $4.1 billion remained authorized but unissued. In addition, at June 30, 1994, the State had lease-purchase obligations, payable from the State's General Fund, of approximately $5.1 billion. Of the State's outstanding general obligation debt, approximately 21% is presently self-liquidating (for which program revenues are anticipated to be sufficient to reimburse the General Fund for debt service payments). In FY 1993-94, debt service on general obligation bonds and lease-purchase debt was approximately 5.2% of General Fund revenues. The State has paid the principal of and interest on its general obligation bonds, lease-purchase debt, and short-term obligations when due.

                                       ECONOMY
                                       -------


              The State's economy is the largest among the 50 states and one of the largest in the world. The State's population grew by 27% in the 1980s and, at over 31 million, it now represents 12.3% of the total U.S.
     population. Total personal income in the State, at an estimated $683 billion in 1993, accounts for almost 13% of all personal income in the nation. Total employment in 1994 was over 14 million, the majority of which is in the service, trade, and manufacturing sectors.


              From mid-1990 to late 1993, the State suffered a recession with the worst economic, fiscal and budget conditions since the 1930s. Construction, manufacturing (especially aerospace), and financial services, among others, were all severely affected, particularly in Southern California. Job losses were the worst of any post-war recession. Employment levels stabilized by late 1993 and steady growth occurred in 1994 and is expected in 1995, but pre-recession job levels are not expected to be reached for several more years. Unemployment, while higher than the national average, came down about 3% in 1994. Economic indicators show a steady recovery underway in California since the start of 1994.


                           RECENT STATE FINANCIAL RESULTS
                           ------------------------------


              The principal sources of State General Fund revenues in 1993-94 were the California personal income tax (44% of total revenues), the sales tax (35%), bank and corporation taxes (12%), and the gross premium tax on insurance (3%). The State maintains a Special fund for Economic Uncertainties (the SFEU), derived from General Fund revenues, as a reserve to meet cash needs of the General Fund, but which is required to be replenished as soon as sufficient revenues are available. Year-end balances in the SFEU are included for financial reporting purposes in the General Fund balance. In recent years (but not in the past three years, as the recession has cut revenues), the State has budgeted to maintain the SFEU at around 3% of General Fund expenditures.


              Throughout the 1980s, State spending increased rapidly as the State population and economy also grew rapidly, including many assistance programs to local governments, which were constrained by Proposition 13 and other laws. The largest State program is assistance to local public school districts. In 1988, an initiative (Proposition 98) was enacted which (subject to suspension by a 2/3 vote of the Legislature and the Governor) guarantees local school districts and community college districts a minimum share of State General Fund revenues (currently about 35%).


              Since the start of FY1990-91, the State faced adverse economic, fiscal, and budget conditions. The economic recession seriously affected State tax revenues. It also caused increased expenditures for health and welfare programs. The State is also facing a structural imbalance in its budget with the largest programs supported by the General Fund (education, health, welfare and corrections) growing at rates significantly higher than the growth rates for the principal revenue sources of the General Fund. As a result, the State entered a period of budget imbalance, with expenditures exceeding revenues for four of the five completed fiscal years through 1991-92.


              As the State fell into a deep recession in the summer of 1990, the State budget fell sharply out of balance in FY 1990-91 and FY 1991-92, despite significant expenditure cuts and tax increases. The State had accumulated a $2.8 billion budget deficit by June 30, 1992. This deficit also severely reduced the State's cash resources, so that it had to rely on external borrowing in the short-term markets to meet its cash needs.


              Cash Flow Requirements. Because of the accumulated budget deficit over the past several years, the payment of certain unbudgeted expenditures to schools to maintain constant per-pupil aid levels, and a reduction of the level of available internal borrowing, the State's cash resources have been significantly depleted. This has required the State to rely on a series of external borrowings for the past several years to pay its normal expenses, including repayment of previous cash flow borrowings. Since June 1992, some of these borrowings have gone past the end of the fiscal year. In February, 1994, the State borrowed $3.2 billion, maturing by December, 1994. In July, 1994, the State borrowed a total of $7.0 billion to meet its cash flow requirements for FY 1994-95, and to fund a part of its deficit into the FY 1995-96. A total of $4.0 billion of this borrowing matures in April, 1996. The State will continue to have to rely on external borrowing to meet its cash needs for the foreseeable future.


              Recent Budgets.   The State failed to  enact its 1992-93 budget by
     July 1,  1992.  Although  the State had  no legal authority to  pay many of its vendors, certain obligations (such as debt service, school apportionments, welfare payments, and employee salaries) were payable because of continuing or special appropriations, or court orders. However, the State Controller did not have enough cash to pay all of these ongoing obligations,or valid obligations incurred in the prior fiscal year as they came due.

              Starting on July 1, 1992, the Controller was required to issue "registered warrants" in lieu of normal warrants backed by cash to pay many State obligations. Available cash was used to pay constitutionally mandated and priority obligations. Between July 1 and September 3, 1992, the Controller issued an aggregate of approximately $3.8 billion of registered warrants all of which were called for redemption by September 4, 1992 following enactment of the 1992-93 Budget Act and issuance by the State of short-term notes.


              The 1992-93 Budget Act, when finally adopted, was projected to eliminate the State's accumulated deficit, with additional expenditure cuts and a $1.3 billion transfer of State education funding costs to local governments by shifting local property taxes to school districts. However, as the recession continued longer and deeper than expected, revenues once again were far below projections, and only reached a level just equal to the amount of expenditures. Thus, the State continued to carry its $2.8 billion budget deficit at June 30, 1993.


              The 1993-94 Budget Act represented a third consecutive year of difficult budget choices. As in the prior year, the budget contained no general state tax increases, and relied principally on expenditure cuts, particularly for health and welfare and higher education, a two-year suspension of the renters' tax credit some one-time and accounting adjustments, and --the largest component -- an additional $2.6 billion transfer of property taxes from local governments, particularly counties, to school districts to reduce State education funding requirements. A temporary state sales tax scheduled to expire on June 30, 1993 was extended for six months, and dedicated to support local government public safety costs.


              A major feature of the budget was a two-year plan to eliminate the accumulated deficit by borrowing into FY1994-95. With the recession still continuing longer than expected, the General Fund had $800 million less revenue and $800 million higher expenditures than budgeted. As a result revenues only exceed expenditures by about $500 million. However, this was the first operating surplus in four years and reduced the accumulated deficit to $2.0 billion at June 30, 1994 (after taking account of certain other accounting reserves).


              Current Budget. The 1994-95 Budget Act was passed on July 8, 1994, and provides for an estimated $41.9 billion of General Fund revenues, and $40.9 billion of expenditures. The budget assumed receipt of about $750 million of new federal assistance for the costs of incarceration, education, health and welfare related to undocumented immigrants. Other major components of the budget included further reductions in health and welfare costs and miscellaneous government costs, some additional transfers of funds from local government, and a plan to defer retirement of $1 billion of the accumulated budget deficit to FY

     1995-96. The federal government has apparently budgeted only $33 million of the expected immigration aid. However, this shortfall is expected to be almost fully offset by higher-than-projected revenues, and lower-than-projected caseload growth, as the economy improves.


              As noted above under "Cash Flow Requirements," the State issued $7.0 billion of short-term debt in July, 1994 to meet its cash flow needs and to finance the deferral of part of the accumulated budget deficit to FY 1995-96. In order to assure repayment of the $4 billion, 22-month part of this borrowing, the State enacted legislation (the "Trigger Law") which can lead to automatic, across-the-board costs in General Fund expenditures in either the FY 1994-95 or FY 1995-96 if cash flow projections made at certain times during those years show deterioration from the projections made in July 1994 when the borrowings were made. On November 15, 1994, the State Controller, as part of the Trigger Law, reported that the cash position of the General Fund on June 30,1995 would be about $580 million better than was earlier projected, so no automatic budget adjustments were required in 1994-95. The Controller's report showed that loss of federal funds was offset by higher revenues, lower expenditures, and certain other increases in cash resources.


              The proposed Governor's Budget for FY 1995-96 projects General Fund revenues of $42.5 billion and expenditures of $41.7 billion. The Governor's Budget projects that all the accumulated budget deficits will be repaid by June 30, 1996, with a small balance ($92 million) in the SFEU, the budget reserve. The proposed budget assumes receipt of about $830 million of new federal aid for undocumented aliens' costs, and also assumes success in certain ongoing litigation concerning previous budget actions. The Governor has proposed a 15% cut in personal income and corporate taxes, to be phased in over three years starting in 1996.


              The State's severe financial difficulties for the past, current and upcoming budget years will result in continued pressure upon almost all local governments, especially those which depend on State aid, such as school districts and counties. While recent budgets included both permanent tax increases and actions to reduce costs of state government over the longer term, the Governor and other analysts have noted that structural imbalances still exist, and there can be no assurance that the state will not face budget gaps in the future.


              State general obligation bonds are currently rated "A1" by Moody's, "A" by Fitch Investors Service, Inc., and "A" by S&P. There can be no assurance that such ratings will be maintained in the future. All three of these ratings were reduced from "AAA" levels since late 1991.


              Orange County. On December 6, 1994, Orange County, California (the County), together with its pooled investment funds (the Pools) filed for protection under Chapter 9 of the federal Bankruptcy Code, after reports that the Pools had suffered significant market losses in their investments, causing a liquidity crisis for the Pools and the County. More than 180 other public entities, most but not all located in the County, were also depositors in the Pools. As of mid-January 1995, the County estimated the Pools' losses at approximately $1.7 billion, or 22% of its initial deposits of approximately $7.5 billion. Many of the entities which kept moneys in the Pools, including the County, are facing cash flow difficulties because of the bankruptcy filing and may be required to reduce programs or capital projects. The County and some of these entities have defaulted, and others may in the future default, on payment of their obligations. Moody's and S & P have suspended, reduced to below investment grade levels, or placed on "Credit Watch" various securities of the County and the entities participating in the Pools.


              The State has no obligation with respect to any obligations or securities of the County or any of the other participating entities. However, the State may be obligated to intervene to ensure that school districts have sufficient funds to operate, or to maintain certain County-administered State programs.


                       OBLIGATIONS OF OTHER CALIFORNIA ISSUERS
                        --------------------------------------


              State Assistance. Property tax revenues received by local governments declined more than 50% following passage of Proposition 13. Subsequently, the State's Legislature enacted measures to provide for the redistribution of the State's General Fund surplus to local agencies; the reallocation of certain State revenues to local agencies; and the assumption of certain governmental functions by the State to assist municipal issuers to raise revenues. Total local assistance from the State's General Fund totaled approximately $29.1 billion in FY 1993-94 (about 70% of General Fund expenditures) and has been budgeted at $30.5 billion for FY 1994-95, including the effect of implementing reductions in certain aid programs. To reduce State General Fund support for school districts, the 1992-93 and 1993-94 Budget Acts caused local governments to transfer $3.8 billion of property tax revenues to school districts, representing reversal of the post-Proposition 13 "bailout" aid.


              To the extent the State should be constrained by its Article XIIIB appropriations limit, or its obligation to conform to Proposition 98, or other considerations, the absolute level, or the rate of growth, of State assistance to local governments may continue to be reduced. Any such reductions in State aid could compound the serious fiscal constraints already experienced by many local governments, particularly counties. At least one rural county (Butte) publicly announced that it might enter bankruptcy proceedings in August 1990, although such plans were put off after the Governor approved legislation to provide additional funds for the county. Other counties have also indicated that their budgetary condition is extremely grave. A school district (Richmond Unified) filed for protection under bankruptcy laws several years ago, but the petition was later dismissed; other school districts have indicated financial stress, although none has threatened bankruptcy.


              Assessment Bonds. Municipal obligations which are assessment bonds or Mello-Roos bonds may be adversely affected by a general decline in real estate values or a slowdown in real estate sales activity. In many cases, such bonds are secured by land which is undeveloped at the time of issuance but anticipated to be developed within a few years after issuance. In the event of such reduction or slowdown, such development may not occur or may be delayed, thereby increasing the risk of a default on the bonds. Because the special assessments or taxes securing these bonds are not the personal liability of the owners of the property assessed, the lien on the property is the only security for the bonds. Moreover, in most cases the issuer of these bonds is not required to make payments on the bonds in the event of delinquency in the payment of assessments or taxes, except from amounts, if any, in a reserve fund established for the bonds.


              California Long-Term Lease Obligations. Certain State long-term lease obligations, though typically payable from the General Fund of the municipality, are subject to "abatement" in the event the facility being leased is unavailable for beneficial use and occupancy by the municipality during the term of the lease. Abatement is not a default, and there may be no remedies available to the holders of the certificates evidencing the lease obligation in the event abatement occurs. The most common causes of abatement are failure to complete construction of the facility before the end of the period during which lease payments have been capitalized and uninsured casualty losses to the facility (e.g., due to earthquake). In the event abatement occurs with respect to a lease obligation, lease payments may be interrupted (if all available insurance proceeds and reserves are exhausted) and the certificates may not be paid when due.


              Several   years   ago  the   Richmond   Unified   School  District
     ("District") entered into a lease transaction in which certain existing properties of the District were sold and leased back in order to obtain funds to cover operating deficits. Following a fiscal crisis in which the District's finances were taken over by a State receiver (including a brief period under bankruptcy court protection), the District failed to make rental payments on this lease, resulting in a lawsuit by the Trustee for the Certificate of Participation holders. One of the defenses raised in answer to this lawsuit was the invalidity of the original lease transaction. The trial court upheld the validity of the District's lease, and the case has been settled. However, any future judgment in a similar case against the position taken by the Trustee may have implications for lease transactions of a similar nature by other State entities.

              Other Considerations. The repayment of Industrial Development Securities secured by real property may be affected by State laws limiting foreclosure rights of creditors. Health Care and Hospital Securities may be affected by changes in State regulations governing cost reimbursements to health care providers under Medi-Cal (the State's Medicaid program), including risks related to the policy of awarding exclusive contracts to certain hospitals.


              Limitations on ad valorem property taxes may particularly affect "tax allocation" bonds issued by State redevelopment agencies. Such bonds are secured solely by the increase in assessed valuation of a redevelopment project area after the start of redevelopment activity. In the event that assessed values in the redevelopment project decline (for example, because of a major natural disaster such as an earthquake), the tax increment revenue may be insufficient to make principal and interest payments on these bonds. Both Moody's and S&P suspended ratings on State tax allocation bonds after the enactment of Articles XIIIA and XIIIB, and only resumed such ratings on a selective basis.


              Proposition 87, approved by State voters in 1988, requires that all revenues produced by a tax rate increase go directly to the taxing entity which increased such tax rate to repay that entity's general obligation indebtedness. As a result, redevelopment agencies (which, typically, are the issuers of Tax Allocation Securities) no longer receive an increase in tax increment when taxes on property in the project area are increased to repay voter-approved bonded indebtedness.


              Substantially all of the State is within an active geologic region subject to major seismic activity. Any California municipal obligation held by the fund could be affected by an interruption of revenues because of damaged facilities or, consequently, income tax deductions for casualty losses or property tax assessment reductions. Compensatory financial assistance could be constrained by the inability of (i) an issuer to have obtained earthquake insurance coverage at reasonable rates; (ii) an insurer to perform on its contracts of insurance in the event of widespread losses; or (iii) the federal or State government to appropriate sufficient funds within their respective budget limitations.


              On January 17, 1994 , a major earthquake with an estimated magnitude of 6.8 on the Richter scale struck the Los Angeles area, causing significant property damage to public and private facilities, presently estimated at $15-20 billion. While over $9.5 billion of federal aid, and a projected $1.9 billion of state aid, plus insurance proceeds, will reimburse much of that loss, there will be some ultimate loss of wealth and income in the region, in addition to costs of the disruption caused by the event. These uninsured losses are estimated to have only a small effect on the overall State economy, with a drop of up to 0.5 percent in personal income growth. Short-term economic projections are generally neutral, as the infusion of aid will restore billions of dollars to the local economy within a few months. Although the earthquake will hinder recovery from the recession in Southern California, already hard-hit, its long-term impact is not expected to be material in the context of the overall wealth of the region. Almost five years after the event, there are few remaining effects of the 1989 Loma Prieta earthquake in Northern California (which, however, caused less severe damage than the Northridge earthquake).


              Because of the complex nature of  Articles XIIIA and XIIIB  of the
     California Constitution (described briefly above), the ambiguities and possible inconsistencies in their terms, and the impossibility of predicting future appropriations or changes in population and the cost of living, and the probability of continuing legal challenges, it is not currently possible to determine fully the impact of Article XIIIA or
     Article XIIIB, or the outcome of any pending litigation with respect to those provisions on State obligations held by the fund or on the ability of the State or local governments to pay debt service on such obligations. Legislation has been or may be introduced (either in the State Legislature or by initiative) which would modify existing taxes or other revenue-raising measures or which either would further limit or, alternatively, would increase the abilities of State and local governments to impose new taxes or increase existing taxes. It is not presently possible to predict the extent to which any such legislation will be enacted, or if enacted, how it would affect California municipal obligations. It is also not presently possible to predict the extent of future allocations of State revenues to local governments or the abilities of State or local governments to pay the interest on, or repay the principal of, such California municipal obligations in light of future fiscal circumstances.


                        SPECIAL FACTORS AFFECTING PUERTO RICO
                        -------------------------------------


              The following only highlights some of the more significant financial trends and problems affecting the Commonwealth of Puerto Rico (the Commonwealth or Puerto Rico), and is based on information drawn form official statements and prospectuses relating to the securities offerings of Puerto Rico and its agencies and instrumentalities, as available on the date of this Statement of Additional Information. FMR has not independently verified any of the information contained in such official statements, prospectuses, and other publicly available documents, but is not aware of any fact which would render such information materially inaccurate.


              The economy of Puerto Rico is closely linked with that of the United States, and in fiscal 1993 trade with the United States accounted for approximately 86% of Puerto Rico's exports and approximately 69% of its imports. In this regard, in fiscal 1993 Puerto Rico experienced a $2.5 billion positive adjusted merchandise trade balance. Since fiscal 1987, personal income, both aggregate and per capita, has increased consistently each year. In fiscal 1993 aggregate personal income was $24.1 billion and personal per capita income was $6,760. Gross domestic product in fiscal 1991, 1992, and 1993 was $22.8 billion, $23.5 billion, and $25 billion, respectively. For fiscal 1994, an increase in gross domestic product of 2.9% over fiscal 1993 is forecast. However, actual growth in the Puerto Rican economy will depend on several factors, including the condition of the U.S. economy, the exchange rate for the U.S. dollar and the price stability of oil imports and interest rates. Due to these factors, there is no assurance that the economy of Puerto Rico will continue to grow.


              Puerto Rico's economy continued to expand throughout the five-year period from fiscal 1989 through fiscal 1993. While trends in the Puerto Rican economy generally follow those of the United States, Puerto Rico did not experience a recession primarily because of its strong manufacturing base, which has a large component of non-cyclical industries. Other factors behind the continued expansion included Commonwealth-sponsored economic development programs, stable prices of oil imports, low exchange rates for the U.S. dollar, and the relatively low cost of borrowing funds during the period.


              Puerto Rico has made marked improvements in fighting unemployment. Unemployment is at a low level compared to that of the late 1970s, but it still remains significantly above the U.S. average and has been increasing in recent years. Despite long-term improvements the unemployment rate rose from 16.5% to 17.5% from fiscal 1992 to fiscal 1993. However, by the end of January 1994, the unemployment rate had dropped to 16.3%.


              The economy of Puerto Rico has undergone a transformation in the latter half of this century from one centered around agriculture to one dominated by the manufacturing and service industries. Manufacturing is the cornerstone of Puerto Rico's economy, accounting for $14.1 billion or 39.4% of gross domestic product in fiscal 1993. However, manufacturing has experienced a basic change over the years as a result of the influx of higher wages, high technology industries such as the pharmaceutical industry, electronics, computers, micro processors, scientific instruments, and high technology machinery. The service sector, which employs the largest number of people, includes wholesale and retail trade, finance, and real estate, and ranks second in its contribution to gross domestic product. In fiscal 1993, the service sector generated $14.0 billion in gross domestic product or 39.1% of the total and employed over 467,000 workers providing 46.7% of total employment. The government sector of the Commonwealth plays an important role in Puerto Rico's economy. In fiscal year 1993, the government accounted for $3.9 billion of Puerto Rico's gross domestic product and provided 21.7% of the total employment. Tourism also contributes significantly to the island economy, accounting for $1.6 billion of gross domestic product in fiscal 1993.

              The present administration, which took office in January 1993, envisions major economic reforms and has developed a new economic development program to be implemented in the next few years. This program is based on the premise that the private sector will be the primary vehicle for economic development and growth. The program promotes changing the role of the Government from one of being a provider of most basic services to one of being a facilitator for private sector initiatives and will encourage private sector investment by reducing regulatory restraints. The program contemplates the development of initiatives that will foster private investment, both external and internal, in areas that are served more efficiently and effectively by the private sector. The program also contemplates a general revision of the tax system to expand the tax base, reduce top personal and corporate tax rates, and simplify a highly complex system. Other important goals for the new program are to reduce the size of the Government's direct contribution to gross domestic product and, to facilitate private sector development and growth which would be realized through a reduction in Government consumption and an increase in Government investment in order to improve and expand Puerto Rico's infrastructure.


              Much of the development of the manufacturing sector of the economy of Puerto Rico is attributable to federal and Commonwealth tax incentives, most notably section 936 of the Internal Revenue Code of 1986, as amended (Section 936) and the Commonwealth's Industrial Incentives Program.
     Section 936 currently grants U.S. corporations that meet certain criteria and elect its application, a credit against their U.S. corporate income tax on the portion of the tax attributable to (i) income derived from the active conduct of a trade or business in Puerto Rico (active income), or from the sale or exchange of substantially all the assets used in the active conduct of such trade or business, and (ii) qualified possession sources investment income (passive income). The Industrial Incentives Program, through the 1987 Industrial Incentives Act, grants corporations engaged in certain qualified activities a fixed 90% exemption from Commonwealth income and property taxes and a 60% exemption from municipal license taxes.


              Pursuant to recently enacted amendments to the Internal Revenue Code (the Code), and for taxable years commencing after 1993, two alternative limitations will apply to the Section 936 credit against active business income and sale of assets as previously described. The first option will limit the credit against such income to 40% of the credit allowed under current law, with a five-year phase-in period starting at 60% of the current credit. The second option will limit the allowable credit to the sum of (i) 60% of qualified compensation paid to employees (as defined in the Code); (ii) a specified percentage of depreciation deductions; and (iii) a portion of the Puerto Rico income taxes paid by the Section 936 corporation, up to a 9% effective tax rate.

              At present, it is difficult to forecast what the short- and long-term effects of the new limitations to the Section 936 credit will be on the economy of Puerto Rico. However, preliminary econometric studies by the Government of Puerto Rico and private sector economists (assuming no enhancements to the existing Industrial Incentives Program) project only a slight reduction in average real growth rates for the economy of Puerto Rico. These studies also show that particular industry groups will be affected differently. For example, manufacturers of pharmaceuticals and beverages may suffer a larger reduction in tax benefits due to their relatively higher profit margins. In addition, the above limitations are not expected to reduce the tax credit currently enjoyed by labor-intensive, lower profit margin industries, which represent approximately 40% of the total employment by Section 936 corporations in Puerto Rico.


                                PORTFOLIO TRANSACTIONS
                                ----------------------

              All orders for the purchase or sale of portfolio securities are placed on behalf of each fund by FMR pursuant to authority contained in the management contract. If FMR grants investment management authority to the sub-advisers (see the section entitled Management Contracts), the sub-advisers are authorized to place orders for the purchase and sale of portfolio securities, and will do so in accordance with the policies described below. FMR is also responsible for the placement of transaction orders for other investment companies and accounts for which it or its affiliates act as investment adviser. In selecting broker-dealers, subject to applicable limitations of the federal securities laws, FMR considers various relevant factors, including, but not limited to: the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; the reasonableness of any commissions; and, for equity funds, arrangements for payment of fund expenses. Generally, commissions for investments traded on foreign exchanges will be higher than for investments traded on U.S. exchanges and may not be subject to negotiation.

              The funds may execute portfolio transactions with broker-dealers who provide research and execution services to the funds or other accounts over which FMR or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities; and the availability of securities or the purchasers or sellers of securities. In addition, such broker-dealers may furnish analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; and effect securities transactions and perform functions incidental thereto (such as clearance and settlement). The selection of such broker-dealers generally is made by FMR (to the extent possible consistent with execution considerations), for equity funds, in accordance with a ranking of broker-dealers determined periodically by FMR's investment staff (for equity funds), based upon the quality of research and execution services provided.

              The receipt of research from broker-dealers that execute transactions on behalf of the funds may be useful to FMR in rendering investment management services to the funds or its other clients, and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other FMR clients may be useful to FMR in carrying out its obligations to the funds. The receipt of such research has not reduced FMR's normal independent research activities; however, it enables FMR to avoid the additional expenses that could be incurred if FMR tried to develop comparable information through its own efforts.

              Subject to applicable limitations of the federal securities laws, broker-dealers may receive commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause a fund to pay such higher commissions, FMR must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers, viewed in terms of a particular transaction or FMR's overall responsibilities to the fund and its other clients. In reaching this determination, FMR will not attempt to place a specific dollar value on the brokerage and research services provided, or to determine what portion of the compensation should be related to those services.

              FMR is authorized to use research services provided by and to place portfolio transactions with brokerage firms that have provided assistance in the distribution of shares of the funds or shares of other Fidelity funds to the extent permitted by law. FMR may use research services provided by and place agency transactions with Fidelity Brokerage Services, Inc. (FBSI) and Fidelity Brokerage Services (FBS), subsidiaries of FMR Corp., if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services. From September 1992 through December 1994, FBS operated under the name Fidelity Brokerage Services Limited, Inc. (FBSL). As of January 1995, FBSL was converted into an unlimited liability company and assumed the name FBS. Prior to September 4, 1992, FBSL operated under the name Fidelity Portfolio Services, Ltd. (FPSL) as a wholly owned subsidiary of Fidelity International Limited (FIL). Edward C. Johnson 3d is Chairman of FIL. Mr. Johnson 3d, Johnson family members, and various trusts for the benefit of the Johnson family own, directly or indirectly, more than 25% of the voting common stock of FIL.


              FMR may allocate brokerage transactions to broker-dealers who have entered into arrangements with FMR under which the broker-dealer allocates a portion of the commissions paid by Overseas, Equity Growth, Global Resources, Growth Opportunities, Strategic Opportunities, Equity Income, Mid Cap, Large Cap, and Income & Growth toward payment of that fund's expenses, such as transfer agent fees or custodian fees. The transaction quality must, however, be comparable to those of other qualified broker-dealers.

              Section 11(a) of the Securities Exchange Act of 1934 prohibits members of national securities exchanges from executing exchange transactions for accounts which they or their affiliates manage, unless certain requirements are satisfied. Pursuant to such requirements, the Board of Trustees has authorized FBSI to execute portfolio transactions on national securities exchanges in accordance with approved procedures and applicable SEC rules.

              Each fund's Trustees periodically review FMR's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the funds and review the commissions paid by each fund over representative periods of time to determine if they are reasonable in relation to the benefits to the fund.


              For the fiscal periods ended 1994 and 1995, respectively, each fund's portfolio turnover rates are shown in the chart below. Because a high turnover rate increases transaction costs and may increase taxable gains, FMR carefully weighs the anticipated benefits of short-term investing against these consequences. An increased turnover rate is due to a greater volume of shareholder purchase orders, short-term interest rate volatility and other special market conditions.



       Fund                            Fiscal Period Ended        1994             1995
       ----                            -------------------        ----             ----

                                          `

       Overseas                        October 31                   34%                %

       Large Cap                       November 30                 n/a                 %**

       Equity Growth                   November 30                 137%                %

       Global Resources                October 31                  125%                %

       Growth Opportunities            October 31                   43%                %

       Strategic Opportunities         December 31                 159%+               %

       Mid Cap                         November 30                 n/a                 %**

       Equity Income                   November 30                 140%                %



                                         129






       Fund                            Fiscal Period Ended        1994             1995
       ----                            -------------------        ----             ----

       Income & Growth                 October 31                  202%                %

       Emerging Markets Income         December 31                 354%*               %

       High Yield                      October 31                  118%                %

       Strategic Income                December 31                 104%*               %

       Government Investment           October 31                  313%                %

       Intermediate Bond               November 30                  68%                %

       Short Fixed-Income              October 31                  108%                %

       High Income Municipal           October 31                   38%                %

       Intermediate Municipal Income   November 30                  53%                %

       Short-Intermediate Municipal    November 30                 111%*               %
       Income

       California Municipal Income     October 31                  n/a                 %*

       New York Municipal Income       October 31                  n/a                 %**



     *Annualized. Portfolio turnover rates shown are from commencement of operations to the end of the fiscal period, as indicated.

     ** Estimated.

     +As of November 9, 1994, the fiscal year end for Strategic Opportunities changed from September 30 to December 31.


              The following tables show the brokerage commissions paid by Overseas, Equity Growth, Global Resources, Growth Opportunities, Strategic Opportunities, Equity Income, and Income & Growth. The first table shows the total amount of brokerage commissions paid by each fund and the commissions paid to FBSI and FBS (formerly FBSL) for the past three fiscal years. The second table shows the percentage of aggregate brokerage commissions paid to, and the percentage of the aggregate dollar amount of transactions for which the fund paid brokerage commissions effected through, FBSI and FBS for the fiscal year ended 1995. The third table shows amount of brokerage commissions paid to firms providing research and the approximate dollar amount of the transactions on which brokerage commissions were paid for the fiscal year ended 1995. Each of these funds pays both commissions and spreads in connection with the placement of portfolio transactions; FBSI and FBS are paid on a commission basis. The difference between the percentage of brokerage commissions paid and the percentage of the dollar amount of transactions effected through FBSI and FBS is a result of the low commission rates charged by FBSI and FBS. The other funds paid no brokerage commissions for the fiscal years ended 1993 through 1995.


                                      Fiscal Period        Total
                                          Ended         Amount Paid      To FBSI      To FBS
                                      ------------      -----------      -------      ------
       Overseas                      October 31
       1995                                               $                $             $
       1994                                                1,601,660          685             0
       1993                                                  500,186          800             0
       Equity Growth                 November 30
       1995
       1994                                                2,086,370      729,903             0
       1993                                                  915,767      362,158             0
       Global Resources              October 31
       1995
       1994                                                  630,725      195,272             0
       1993                                                  147,017       41,286             0
       Growth Opportunities          October 31
       1995
       1994                                                3,589,080    1,368,574             0
       1993                                                2,538,165      899,767             0
       Strategic Opportunities       December 31
       1995
       10/1/94-12/31/94                                      403,617       70,465             0
       10/1/93-9/30/94                                     1,166,854      151,233            96
       1993                                                1,068,788      103,206             0
       Equity Income                 November 30
       1995
       1994                                                  827,499      290,182             0
       1993                                                  557,493      126,832             0
       Income & Growth               October 31
       1995
       1994                                                7,338,038    1,104,577             0
       1993                                                2,998,137      796,821             0









                                         131






                                                       % of              % of                             % of Transactions
                                                   Commissions       Transactions     % of Commissions    Effected through
                                 Fiscal Period     Paid to FBSI   Effected through       Paid to FBS             FBS
                                     Ended           for 1995       FBSI for 1995          for 1995            for 1995
                                  ------------     ------------    ---------------     --------------     ----------------


       Overseas                  October 31

       Equity Growth             November 30

       Global Resources          October 31

       Growth Opportunities      October 31

       Strategic Opportunities   December 31

       Equity Income             November 30

       Income & Growth           October 31



                                                           Fiscal Period       Amount Paid to    Total Amount of
                                                                Ended         Firms Providing     Transactions
                                                                1995              Research*         Involved
                                                           --------------      --------------    --------------


       Overseas                                          October 31

       Equity Growth                                     November 30

       Global Resources                                  October 31

       Growth Opportunities                              October 31

       Strategic Opportunities                           December 31

       Equity Income                                     November 30

       Income & Growth                                   October 31



     * The provision of research services was not necessarily a factor in the placement of all this business with such firms.

              From time to time the Trustees will review whether the recapture for the benefit of the funds of some portion of the brokerage commissions or similar fees paid by the funds on portfolio transactions is legally permissible and advisable. Each fund seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for each fund to seek such recapture.

              Although the Trustees and officers of each fund are substantially the same as those of other funds managed by FMR, investment decisions for each fund are made independently from those of other funds managed by FMR or accounts managed by FMR affiliates. It sometimes happens that the same security is held in the portfolio of more than one of these funds or accounts. Simultaneous transactions are inevitable when several funds and accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or account.

              When two or more funds or accounts are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable for each fund and account. In some cases this system could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds. It is the current opinion of the Trustees that the desirability of retaining FMR as investment adviser to each fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.

                                      VALUATION
                                      ---------


              Fidelity Service Company (FSC) normally determines each class's net asset value per share (NAV) as of the close of the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time). The valuation of portfolio securities is determined as of this time for the purpose of computing each class's NAV and, where applicable, offering price.

     GROWTH AND GROWTH & INCOME FUNDS

              Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is the United States are valued at last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or last bid price normally is used.

              Fixed-income securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Fixed-income securities and convertible securities may also be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the Trustees, on the basis of an evaluation of these services, may use various pricing services or discontinue the use of any pricing service.

              Short-term securities are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

              Futures contracts and options are valued on the basis of market quotations, if available.

              Foreign securities are valued based on prices furnished by independent brokers or quotation services which express the value of securities in their local currency. FSC gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an extraordinary event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange on which that security is traded, then that security will be valued as determined in good faith by a committee appointed by the Board of Trustees.

              Securities and other assets for which there is no readily available market value are valued in good faith by a committee appointed by the Board of Trustees. The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair market value of such securities.

     TAXABLE NON-GOVERNMENT AND INTERNATIONAL BOND FUNDS


              Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Fixed-income securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets.


              Fixed-income securities may also be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the Trustees, on the basis of an evaluation of these services, may use various pricing services or discontinue the use of any pricing service.


              Short-term securities are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.


              Most equity securities for which the primary market is the United States are valued at last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or last bid price normally is used.


              Futures contracts and options are valued on the basis of market quotations, if available.


              Foreign securities are valued based on prices furnished by independent brokers or quotation services which express the value of securities in their local currency. FSC gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an extraordinary event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange on which that security is traded, then that security will be valued as determined in good faith by a committee appointed by the Board of Trustees.


              Securities and other assets for which there is no readily available market value are valued in good faith by a committee appointed by the Board of Trustees. The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair market value of such securities.


     TAXABLE GOVERNMENT BOND FUNDS


              Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Fixed-income securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets.


              Fixed-income securities may also be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the Trustees, on the basis of an evaluation of these services, may use various pricing services or discontinue the use of any pricing service.


              Short-term securities are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.


              Futures contracts and options are valued on the basis of market quotations, if available.


              Foreign securities are valued based on prices furnished by independent brokers or quotation services which express the value of securities in their local currency. FSC gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an extraordinary event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange on which that security is traded, then that security will be valued as determined in good faith by a committee appointed by the Board of Trustees.


              Securities and other assets for which there is no readily available market value are valued in good faith by a committee appointed by the Board of Trustees. The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair market value of such securities.


     TAX-FREE BOND FUNDS


              Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Fixed-income securities may also be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the Trustees, on the basis of an evaluation of these services, may use various pricing services or discontinue the use of any pricing service.


              Futures contracts and options are valued on the basis of market quotations, if available.


              Securities and other assets for which there is no readily available market value are valued in good faith by a committee appointed by the Board of Trustees. The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair market value of such securities.

                                     PERFORMANCE
                                     -----------

              Each class of shares may quote performance in various ways. All performance information supplied by the funds in advertising is historical and is not intended to indicate future returns. Share price, yield, and total return fluctuate in response to market conditions and other factors, and the value of shares when redeemed may be more or less than their original cost.

              Yield Calculations. Yields for a class are computed by dividing the class's pro rata share of the applicable interest and dividend income, if any, for a given 30-day or one-month period, net of expenses, by the average number of shares of that class entitled to receive distributions during the  period, dividing  this figure  by the  class's net asset  value
     (NAV) or offering price, as appropriate, at the end of the period, and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond funds. Dividends from equity investments are treated as if they were accrued on a daily basis, solely for the purposes of yield calculations. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. For a fund's investments denominated in foreign currencies, income and expenses are calculated first in their respective currencies, and are then converted to U.S. dollars, either when they are actually converted or at the end of the 30-day or one month period, whichever is earlier. Capital gains and losses generally are excluded from the calculation as are gains and losses from currency exchange rate fluctuations.

              Income calculated for the purposes of calculating a class's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding of income assumed in yield calculations, a class's yield may not equal its distribution rate, the income paid to your account, or the income reported in the fund's financial statements.

              In calculating a class's yield, a fund may from time to time use a portfolio security's coupon rate instead of its yield to maturity in order to reflect the risk premium on that security. This practice will have the effect of reducing a class's yield.

              Yield information may be useful in reviewing a class's performance and in providing a basis for comparison with other investment alternatives. However, each class's yield fluctuates, unlike investments that pay  a  fixed  interest  rate  over a  stated  period  of  time.  When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider.

              Investors should recognize that in periods of declining interest rates, a class's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the class's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the fund's holdings, thereby reducing the class's current yield. In periods of rising interest rates, the opposite can be expected to occur.

              Tax-equivalent yield is the rate an investor would have to earn from a fully taxable investment to equal a class's tax-free yield. Tax-equivalent yields are calculated by dividing a class's yield by the result of one minus a stated federal or combined federal and, if applicable, state tax rate. If only a portion of a class's yield is tax-exempt, only that portion is adjusted in the calculation.


              The following tables show the effect of a shareholder's tax status on effective yield under federal and, where applicable, state income tax laws for 1996. It shows the approximate yield a taxable security must provide at various income brackets to produce after-tax yields equivalent to those of hypothetical tax-exempt obligations yielding from 2.00% to 8.00%. Of course, no assurance can be given that a class will achieve any specific tax-exempt yield. While the municipal funds invest principally in obligations whose interest is exempt from federal or from federal and state income tax, other income received by the funds may be taxable.


                                              Expected 1996 Tax Rates and Tax-Equivalent Yields
                                              -------------------------------------------------
                                                                If individual tax-exempt yield is:
                                                                2.00%    3.00%     4.00%     5.00%    6.00%     7.00%     8.00%
                                                    Federal
                                                     Income
                                                      Tax
       Single Return*        Joint Return*         Bracket**    Then taxable equivalent yield is:
       -------------         ------------          ---------    --------------------------------
       $0 - $24,000          $0 -$40,000               15.0%     2.78%    4.17%     5.56%    6.94%     8.33%     9.72%    11.11%
       $24,001 - $58,160     $40,401 - $96,900         28.0%     2.90%    4.35%     5.80%    7.25%     8.70%    10.14%    11.59%
       $58,161 - $123,300    $96,901 - $147,700        31.0%     3.13%    4.69%     6.25%    7.81%     9.38%    10.94%    12.50%
       $123,301 - $263,750   $147,701 - $263,750       36.0%     3.31%    4.97%     6.62%    8.28%     9.93%    11.59%    13.25%

       $236,751 - $+         $263,751 - $+             39.6%


     * Net amount subject to federal income tax after deductions and exemptions. Assumes ordinary income only.

     ** Excludes the impact of the phaseout of personal exemptions, limitations on itemized deductions, and other credits, exclusions, and adjustments which may increase a taxpayer's marginal tax rate. An increase in a shareholder's marginal tax rate would increase that shareholder's tax-equivalent yield.


              A federally tax-exempt fund may invest a portion of its assets in obligations that are subject to federal income tax. When the fund invests in these obligations, its tax-equivalent yields will be lower. In the table above, tax-equivalent yields are calculated assuming investments are 100% federally tax-free.


     NEW YORK MUNICIPAL INCOME ONLY


              Use the first table to find your approximate effective tax bracket on investment income as a New York State resident with triple taxes (federal, state, and New York City) or double taxes (federal and state) for 1995.



                                                                1996 TAX RATES

                  Taxable Income                Marginal Tax Rate
                                                                                    Combined New   Combined New
                                               Marginal                            York State and  York State,
                                               Federal                  New York      Federal        City and
                                                Income     New York    State and     Effective       Federal
        Single Return*      Joint Return*    Tax Bracket    State         City     Tax Bracket**  Tax Bracket**
        --------------       ------------    -----------   --------    ---------   -------------   ------------
     $                   $                         %          %            %             %              %
     $                   $                         %          %            %             %              %
     $                   $                         %          %            %             %              %
     $                   $                         %          %            %             %              %
     $                   $                         %          %            %             %              %
     $                   $                         %          %            %             %              %





     * Net amount subject to federal income tax after deductions and exemptions. Assumes ordinary income only.
     ** Excludes the impact of the phaseout of personal exemptions, limitations on itemized deductions, and other credits, exclusions, and adjustments which may increase a taxpayer's marginal tax rate. An increase in a shareholder's marginal tax rate would increase that shareholder's tax-equivalent yield.


     Having determined your effective tax bracket, use the appropriate table below to determine the tax-equivalent yield for a given tax-free yield.


                    NEW YORK CITY RESIDENTS - TRIPLE TAXES - 1996


     If your effective combined federal, state, and New York City personal income tax rate in 1996 is:



     _____%   _____%  _____%   _____%  43.71%   46.88%

     To match these
     tax-free yields:   Your taxable investment would have to earn the following yield:
     ----------------   --------------------------------------------------------------
     3%                 %                %              %             %           %               %
     4%                 %                %              %             %           %               %
     5%                 %                %              %             %           %               %
     6%                 %                %              %             %           %               %
     7%                 %                %              %             %           %               %
     8%                 %                %              %             %           %               %


             NEW YORK STATE RESIDENTS (OUTSIDE NYC) - DOUBLE TAXES - 1996


              If your effective combined federal and state personal income tax rate in 1996 is:


                                                _____%             _____%             _____%             _____%

       To match these
      tax-free yields:  Your taxable investment would have to earn the following yield:
       ---------------  --------------------------------------------------------------
             3%                  %                  %                   %                  %
             4%                  %                  %                   %                  %
             5%                  %                  %                   %                  %
             6%                  %                  %                   %                  %
             7%                  %                  %                   %                  %
             8%                  %                  %                   %                  %


              The fund may invest a portion of its assets in obligations that are subject to city, state or federal income taxes. When the fund invests in these obligations, its tax-equivalent yield will be lower. In the table above, the tax-equivalent yields are calculated assuming investments are 100% federally and state tax-free.


     CALIFORNIA MUNICIPAL INCOME ONLY


              Use the first table to find your approximate effective tax bracket taking into account federal and state taxes for 1996.

     <CAPTION

                                                   1996 TAX RATES AND TAX-EQUIVALENT YIELDS

                                                                                State       Combined California
                         Taxable Income*                    Federal Income    Marginal     and Federal Effective
              Single Return            Joint Return           Tax Bracket       Rate           Tax Bracket**
              -------------------------------------          ------------     --------      -------------------
                  $                          $                     %                                   %
                  $                          $                     %                                   %
                  $                          $                     %                                   %
                  $                          $                     %                                   %
                  $                          $                     %                                   %
                  $                          $                     %                                   %
                  $                          $                     %                                   %
                  $                          $                     %                                   %
                  $                          $                     %                                   %
                  $                          $                     %                                   %


                                         142








     * Net amount subject to federal income tax after deductions and exemptions. Assumes ordinary income only.


     **       Excludes  the  impact  of  the  phaseout  of personal  exemptions, limitations on itemized deductions, and other credits, exclusions, and adjustments which may increase a taxpayer's marginal tax rate. An increase in a shareholder's marginal tax rate would increase that shareholder's tax-equivalent yield.


              Having determined your effective tax bracket, use the following table to determine the tax-equivalent yield for a given tax-free yield.



              If your effective combined federal and state personal tax rate in 1996 is:


     To match
     these
     Tax-Free
     Yields
     --------   ------     -------    --------   -------   --------   -------    ------     -------    -------   -----
          2%         %         %          %          %          %          %         %          %          %          %
          3%         %         %          %          %          %          %         %          %          %          %
          4%         %         %          %          %          %          %         %          %          %          %
          5%         %         %          %          %          %          %         %          %          %          %
          6%         %         %          %          %          %          %         %          %          %          %

          7%         %         %          %          %          %          %         %          %          %          %
          8%         %         %          %          %          %          %         %          %          %          %


              The California income tax rates are those in effect for 1995, which will be the same in 1996 except that California law requires that the brackets be adjusted annually for inflation using 100% of the California Consumer Price Index through June of the tax year. As of the date of this SAI, the California Franchise Tax Board had not published the 1996 inflation-adjusted tax brackets.

              The fund may invest a portion of its assets in obligations that are subject to state or federal income taxes. When the fund invests in these obligations, its tax-equivalent yields will be lower. In the table above, tax-equivalent yields are calculated assuming investments are 100% federally and state tax-free.

              Total  Return Calculations.  Total returns  quoted in  advertising reflect all aspects of a class's return, including the effect of reinvesting dividends and capital gain distributions, and any change in a class's NAV over a stated period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. Average annual total returns covering periods of less than one year are calculated by determining the class's total return for the period, extending that return for a full year (assuming that return remains constant over the year), and quoting the result as an annual return. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance.

              In addition to average annual total returns, a class may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before-tax or after-tax basis and may be quoted with or without taking a class's maximum sales charge into account. Excluding a sales charge from a total return calculation produces a higher total return figure. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.

              Net Asset Value. Charts and graphs using NAVs, adjusted NAVs, and benchmark indices may be used to exhibit performance. An adjusted NAV includes any distributions paid and reflects all elements of its return. Unless otherwise indicated, adjusted NAVs are not adjusted for sales charges, if any.

              Moving Averages. A growth or growth and income fund may illustrate performance using moving averages. A long-term moving average is the average of each week's adjusted closing NAV for a specified period. A short-term moving average is the average of each day's adjusted closing

     NAV for a specified period. Moving Average Activity Indicators combine adjusted closing NAVs from the last business day of each week with moving averages for a specified period to produce indicators showing when a NAV has crossed, stayed above, or stayed below its moving average.

              The 13-week and 39-week long-term moving averages are shown below:*



       Fund                                                As of                  13-Week                  39-Week
       ----                                                -----                  -------                  -------


       Overseas - Class A

       Overseas - Class B

       Overseas - Institutional

       Equity Growth - Class A

       Equity Growth - Institutional

       Global Resources - Class A

       Global Resources - Class B

       Global Resources - Institutional

       Growth Opportunities - Class A

       Growth Opportunities - Institutional

       Strategic Opportunities - Class A

       Strategic Opportunities - Class B

       Strategic Opportunities - Institutional

       Equity Income - Class A

       Equity Income - Class B

       Equity Income - Institutional

       Income & Growth - Class A



                                         145






       Fund                                                As of                  13-Week                  39-Week
       ----                                                -----                  -------                  -------


       Income & Growth - Institutional



     * Moving averages are shown for those classes that had commenced operations prior to February 26, 1996 (the date of this SAI).


              The following tables and charts show performance for each class of shares of each fund, and reflect the following information. All historical load-adjusted performance figures do not reflect the applicable sales load and 12b-1 fee reductions for certain classes of shares and would have been higher if these reductions had been reflected in these performance figures. Class A shares have a maximum front-end sales charge of 3.50% for Overseas, Equity Growth, Global Resources, Growth Opportunities, Strategic Opportunities, Mid Cap, Large Cap, Equity Income, and Income & Growth (the Equity Funds); 3.50% for Emerging Markets Income, High Yield, Strategic Income, Government Investment, New York Municipal Income, California Municipal Income, and High Income Municipal (the Bond Funds); 2.75% for Intermediate Bond and Intermediate Municipal Income (the Intermediate-Term Bond Funds); and 1.50% for Short Fixed-Income and Short-Intermediate Municipal Income (the Short-Term Bond Funds). Class B shares have contingent deferred sales charges (CDSC) upon redemption: maximum CDSC is 4.00% for all funds except the Intermediate-Term Bond Funds, which have a maximum CDSC of 3.00%.


              Institutional Class Charts. Institutional Class shares are sold to eligible investors without a sales charge or a 12b-1 fee. The initial offering of Institutional Class shares for all funds except Equity Growth, Equity Income, Intermediate Bond and Intermediate Municipal Income was July 3, 1995. The initial offering of Institutional Class shares for New York Municipal Income was August 21, 1995, and for California Municipal Income, Mid Cap, and Large Cap was February 26, 1996.


              Class  A Charts.  Class A  shares are  sold to  eligible investors with a maximum front-end sales charge of 3.50% (the Equity Funds and the Bond Funds), 2.75% (the Intermediate-Term Bond Funds) or 1.50% (the Short-Term Bond Funds). The applicable sales charge is reflected in the figures set forth in the charts below. Class A shares are also subject to a 12b-1 fee of 0.50% (the Equity Funds), 0.25% (the Bond Funds and the Intermediate-Term Bond Funds), or 0.15% (the Short-Term Bond Funds). The initial offering of Class A shares for Equity Growth, Equity Income, Intermediate Municipal Income, and Intermediate Bond was September 10, 1992. The initial offering of Class A shares for New York Municipal

     Income was August 21, 1995, and for Mid Cap, Large Cap, and California Municipal Income was February 26, 1996.


              Class B Charts. Class B shares are sold to eligible investors with a 12b-1 fee of 0.75% (the Equity Funds) or 0.65% (the Bond Funds and the Intermediate-Term Bond Funds), and may be subject to a CDSC upon redemption. The maximum CDSC is 4.00% for the Equity Funds and the Bond Funds, and 3.00% for the Intermediate-Term Bond Funds. Class B shares are also subject to a 0.25% shareholder services fee. For all funds except Overseas, Global Resources, New York Municipal Income, California Municipal Income, Mid Cap, and Large Cap the initial offering date of Class B shares was June 30, 1994. The initial offering of Class B shares for Overseas and Global Resources was July 3, 1995; for New York Municipal Income was August 21, 1995; and for California Municipal Income, Mid Cap, and Large Cap was February 26, 1996.


              Historical Bond Fund Results. The following tables show yields, tax-equivalent yields (for municipal funds), and total returns for each class of each bond fund for the fiscal year ended 1995 for those bond funds that had commenced operations as of February 26, 1996, the date of this SAI. The tax-equivalent yield is based on a 31% federal income tax rate. Note that each municipal fund may invest in securities whose income is subject to the federal alternative minimum tax.


     Fiscal Period Ended                                          Average Annual Total Returns1        Cumulative Total Returns2
     -------------------                                          -----------------------------        -------------------------

                                                       Tax-                            Ten Years/                     Ten Years/
     10/31 - *                                         Equivalent One        Five      Life of   One       Five       Life of
     11/30 - **                             Yield3     Yield      Year       Years     Fund+     Year      Years      Fund+
     12/31 - ***                            ------     ---------- ----       -----     --------------      -----      ----------
     Emerging Markets Income-Class A***                N/A        N/A        N/A       N/A       N/A       N/A          %
     Emerging Markets Income-Class B***                N/A        N/A        N/A       N/A       N/A       N/A
     Emerging Markets Income- Institutional            N/A        N/A        N/A       N/A       N/A       N/A
     Class***
     High Yield-Class A*                               N/A
     High Yield-Class B*                               N/A
     High Yield-Institutional Class*                   N/A
     Strategic Income-Class A                          N/A        N/A        N/A       N/A       N/A       N/A
     Strategic Income-Class B                          N/A        N/A        N/A       N/A       N/A       N/A
     Strategic Income-Institutional Class              N/A        N/A        N/A       N/A       N/A       N/A
     Government Investment-Class A*                    N/A
     Government Investment-Class B*                    N/A
     Government Investment Institutional               N/A
     Class*


                                         147






     Fiscal Period Ended                                          Average Annual Total Returns1        Cumulative Total Returns2
     -------------------                                          -----------------------------        -------------------------

                                                       Tax-                            Ten Years/                     Ten Years/
     10/31 - *                                         Equivalent One        Five      Life of   One       Five       Life of
     11/30 - **                             Yield3     Yield      Year       Years     Fund+     Year      Years      Fund+
     12/31 - ***                            ------     ---------- ----       -----     --------------      -----      ----------
     Intermediate Bond-Class A**                       N/A
     Intermediate Bond-Class B**                       N/A
     Intermediate Bond-Institutional                   N/A
     Class**
     Short Fixed Income-Class A*                       N/A
     Short Fixed Income-Institutional                  N/A
     Class*
     High Income Municipal-Class A*
     High Income Municipal-Class B*
     High Income Municipal-Institutional               N/A
     Class*
     Intermediate Municipal Income-Class
     A**
     Intermediate Municipal Income-Class
     B**
     Intermediate Municipal Income-
     Institutional Class**
     Short Intermediate Municipal                                 N/A        N/A       N/A       N/A       N/A
     Income-Class A**
     Short Intermediate Municipal                      N/A        N/A        N/A       N/A       N/A       N/A
     Income-Institutional Class**
     New York Municipal Income-Class A
     New York Municipal Income-Class B
     New York Municipal Income-
     Institutional


     +Life of fund figures are from commencement of operations (March 10, 1994 for Emerging Markets Income; January 5, 1987 for High Yield; October 31, 1994 for Strategic Income; January 7, 1987 for Government Investment; September 16, 1987 for Short Fixed-Income and High Income Municipal; March 16, 1994 for Short-Intermediate Municipal Income; and August 21, 1995 for New York Municipal Income) through the 1995 fiscal year end.


     1




     2

     3




              Note: If FMR had not reimbursed certain fund expenses during certain of these periods, the yields and total returns for those periods for Emerging Markets Income, High Yield, Strategic Income, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Intermediate Municipal Income, and Short-Intermediate Municipal Income would have been lower. The table below shows what the funds' yields and tax-equivalent yields (if applicable) would have been if the funds had not been in reimbursement.

     <CAPTION

                                      Class A                         Class B                    Institutional Class

                                                  Tax-                            Tax-                           Tax-
                                               Equivalent                      Equivalent                     Equivalent
              Fund              Yield            Yield            Yield          Yield           Yield           Yield
              ----               ----           --------          -----         --------         -----         ---------


       Emerging Markets                                                                                           n/a
       Income                                     n/a                             n/a             n/a

       Strategic Income                           n/a                             n/a             n/a             n/a

       Intermediate Bond                                                                                          n/a
                                                  n/a                             n/a             n/a

       Government                                                                                                 n/a
       Investment                                 n/a                             n/a             n/a

       Intermediate
       Municipal Income

       Short-
       Intermediate
       Municipal Income



              Historical Equity Fund Results. The following table shows the total returns for 1995 fiscal periods ended as indicated, for those classes that had commenced operations as of February 26, 1996, the date of this SAI.


                                                             Average Annual Total Return 1/          Cumulative Total Returns2/
                                                              ----------------------------           --------------------------
                                                                                 Ten
                                           Fiscal                               Years/                                Ten Years/
                                           Period      One          Five        Life of      One         Five          Life of
                                           Ended       Year         Years        Fund+       Year        Years          Fund+
                                           --------    ----         -----       -------      ----        -----        ----------
       Overseas - Class A                  10/31
       Overseas  - Class B
       Overseas  - Institutional Class
       Equity Growth - Class A             11/30
       Equity Growth -
       Institutional Class
       Global Resources - Class A          10/31
       Global Resources - Class B
       Global Resources -
       Institutional Class
       Growth Opportunities - Class A      10/31
       Global Opportunities -
       Institutional Class
       Strategic Opportunities - Class A   12/31
       Strategic Opportunities - Class B
       Strategic  Opportunities -
       Institutional Class
       Equity Income - Class A             11/30
       Equity Income - Class B
       Equity Income -
       Institutional Class
       Income & Growth - Class A           10/31
       Income & Growth -
       Institutional Class


     +        Life of  fund figures are  from commencement  of operations (April
     23, 1990 for Overseas; December 29, 1987 for Global Resources; November 18, 1987 for Growth Opportunities; and January 6, 1987 for Income & Growth) through the 1995 fiscal year end.


     1

     2




     Note: If FMR had not reimbursed certain fund expenses during certain of these periods, the total returns for those periods for Overseas, Global Resources, Equity Income, and Growth Opportunities would have been lower.


              The following charts show the growth of a hypothetical $10,000 investment in each class, assuming all distributions were reinvested. This was a period of fluctuating interest rates, bond prices, and stock prices and the figures below should not be considered representative of the dividend income or capital gain or loss that could be realized from an investment in the class today. Tax consequences of different investments have not been factored into the figures.


              Institutional Charts. The figures for Institutional Class shares of each fund except Equity Growth, Equity Income, and Intermediate Municipal Income reflect the performance of Class A shares from the fund's commencement of operations, including the applicable Class A 12b-1 fee but not the front-end sales charge. The figures would have been higher if the Class A 12b-1 fee were not included.


              Class A Charts. The figures for Class A shares after September 10, 1992 reflect Class A's maximum front-end sales charge of 3.50% (the Equity Funds and the Bond Funds), 2.75% (the Intermediate-Term Bond Funds) or 1.50% (the Short-Term Bond Funds) and the applicable Class A 12b-1 fee. Prior to September 10, 1992, the figures for Equity Growth, Equity Income, Intermediate Municipal Income, and Intermediate Bond reflect Institutional Class performance (i.e., no sales charge or 12b-1 fee), and the figures for Strategic Opportunities reflect Initial Class performance (i.e., a 3.50% front-end sales charge and no 12b-1 fee).


              Class B Charts. The figures for Class B shares of all funds except Overseas and Global Resources prior to June 30, 1994, and for Overseas and Global Resources prior to June 30, 1995, reflect the performance of Class A shares of each fund, including the applicable Class A 12b-1 fee but not the Class A front-end charge. The figures would have been lower if Class B's higher 12b-1 fees had been included.


              Domestic Fund Returns. The following tables show the income and capital elements of the cumulative total return for each class of each fund. The table compares each class's return to the record of the S&P 500, the Dow Jones Industrial Average (DJIA), and the cost of living (measured by the Consumer Price Index, or CPI) over the same period. The CPI information is as of the month-end closest to the initial investment date for each fund. The S&P 500 and DJIA comparisons are provided to show how each class's total return compared to the record of a broad average of common stocks and a narrower set of stocks of major industrial companies, respectively, over the same period. Of course, since bond funds invest in fixed-income securities, common stocks represent a different type of investment from those funds. Common stocks generally offer greater growth potential than bonds, but generally experience greater price volatility, which means greater potential for loss. In addition, common stocks generally provide lower income than a fixed-income investment such as the bond funds. Each fund has the ability to invest in securities not included in either index, and its investment portfolio may or may not be similar in composition to the indices. Figures for the S&P 500 and DJIA are based on the prices of unmanaged groups of stocks and, unlike the classes' returns, do not include the effect of paying brokerage commissions or other costs of investing.



              EQUITY GROWTH - CLASS A                                            INDICES
              ----------------------                                             -------

                          Value of      Value of
                          Initial       Reinvested       Reinvested                                               Cost
     Period               $10,000       Dividend         Capital Gain      Total          S&P                     of
     Ended Nov. 30        Investment    Distributions    Distributions     Value          500        DJIA         Living*
     -------------        ----------    -------------    -------------     -----          ---        ----         -------
     1986
     1987
     1988
     1989
     1990
     1991
     1992
     1993
     1994
     1995


     *From month-end closest to initial investment date.









                                         152







              EQUITY GROWTH -                                                    INDICES
              INSTITUTIONAL CLASS                                                -------
              -------------------

                          Value of      Value of
                          Initial       Reinvested       Reinvested                                               Cost
     Period               $10,000       Dividend         Capital Gain      Total          S&P                     of
     Ended Nov. 30        Investment    Distributions    Distributions     Value          500        DJIA         Living*
     -------------        ----------    -------------    -------------     -----          ---        ----         -------
     1986
     1987
     1988
     1989
     1990
     1991
     1992
     1993
     1994
     1995


     *From month-end closest to initial investment date.




              GLOBAL RESOURCES - CLASS A                                         INDICES
              --------------------------                                         -------

                        Value of       Value of
                        Initial        Reinvested      Reinvested                                               Cost
     Period             $10,000        Dividend        Capital Gain       Total         S&P                     of
     Ended Oct. 31      Investment     Distributions   Distributions      Value         500        DJIA         Living**
     -------------      ----------     -------------   --------------     -----         ---        ----         --------
     1988*
     1989
     1990
     1991
     1992
     1993
     1994
     1995


     *From December 29, 1987 (commencement of operations).
     **From month-end closest to initial investment date.




                                         153







              GLOBAL RESOURCES - CLASS B                                         INDICES
              --------------------------                                         -------

                        Value of       Value of
                        Initial        Reinvested      Reinvested                                               Cost
     Period             $10,000        Dividend        Capital Gain       Total         S&P                     of
     Ended Oct. 31      Investment     Distributions   Distributions      Value         500        DJIA         Living**
     -------------      ----------     -------------   -------------      -----         ---        ----         --------
                                                          `
     1988*
     1989
     1990
     1991
     1992
     1993
     1994
     1995


     *From December 29, 1987 (commencement of operations).
     **From month-end closest to initial investment date.


              GLOBAL RESOURCES - INSTITUTIONAL CLASS                             INDICES
              --------------------------------------

                        Value of       Value of
                        Initial        Reinvested      Reinvested                                               Cost
     Period             $10,000        Dividend        Capital Gain       Total         S&P                     of
     Ended Oct. 31      Investment     Distributions   Distributions      Value         500        DJIA         Living**
     -------------      ----------     -------------   -------------      -----         ---        ----         --------
     1988*
     1989
     1990
     1991
     1992
     1993
     1994
     1995


     *From December 29, 1987 (commencement of operations).
     **From month-end closest to initial investment date.








                                         154







              GROWTH OPPORTUNITIES - CLASS A                                     INDICES
              ------------------------------                                     -------

                        Value of       Value of
                        Initial        Reinvested      Reinvested                                               Cost
     Period             $10,000        Dividend        Capital Gain       Total         S&P                     of
     Ended Oct. 31      Investment     Distributions   Distributions      Value         500        DJIA         Living**
     -------------      ----------     -------------   -------------      -----         ---        ----         --------
     1988*
     1989
     1990
     1991
     1992
     1993
     1994
     1995


     *From November 18, 1987 (commencement of operations).
     **From month-end closest to initial investment date.


              GROWTH OPPORTUNITIES - INSTITUTIONAL CLASS                         INDICES
              ------------------------------------------                         -------

                        Value of       Value of
                        Initial        Reinvested      Reinvested                                               Cost
     Period             $10,000        Dividend        Capital Gain       Total         S&P                     of
     Ended Oct. 31      Investment     Distributions   Distributions      Value         500        DJIA         Living**
     -------------      ----------     -------------   -------------      -----         ---        ----         --------
     1988*
     1989
     1990
     1991
     1992
     1993
     1994
     1995


     *From November 18, 1987 (commencement of operations).
     **From month-end closest to initial investment date.








                                         155







              STRATEGIC OPPORTUNITIES - CLASS A                                  INDICES
              ---------------------------------                                  -------

                          Value of      Value of
                          Initial       Reinvested       Reinvested                                               Cost
     Period               $10,000       Dividend         Capital Gain      Total          S&P                     of
     Ended Dec. 31        Investment    Distributions    Distributions     Value          500        DJIA         Living*
     -------------        ----------    -------------    -------------     -----          ---        ----         -------
     1986
     1987
     1988
     1989
     1990
     1991
     1992
     1993
     1994
     1995


     *From month-end closest to initial investment date.


              STRATEGIC OPPORTUNITIES - CLASS B                                  INDICES
              ---------------------------------                                  -------
                          Value of      Value of
                          Initial       Reinvested       Reinvested                                               Cost
     Period               $10,000       Dividend         Capital Gain      Total          S&P                     of
     Ended Dec. 31        Investment    Distributions    Distributions     Value          500        DJIA         Living*
     --------------       ----------    -------------    -------------     ------         ---        ----         -------
     1986
     1987
     1988
     1989
     1990
     1991
     1992
     1993
     1994
     1995


     *From month-end closest to initial investment date.







                                         156







              STRATEGIC OPPORTUNITIES - INSTITUTIONAL CLASS                      INDICES
              ---------------------------------------------

                          Value of      Value of
                          Initial       Reinvested       Reinvested                                               Cost
     Period               $10,000       Dividend         Capital Gain      Total          S&P                     of
     Ended Dec. 31        Investment    Distributions    Distributions     Value          500        DJIA         Living*
     -------------        ----------    -------------    -------------     -----          ---        ----         -------
     1986
     1987
     1988
     1989
     1990
     1991
     1992
     1993
     1994
     1995


     *From month-end closest to initial investment date.



                                  EQUITY INCOME - CLASS A                                            INDICES
                                  -----------------------                                            --------

                          Value of      Value of
                          Initial       Reinvested       Reinvested                                               Cost
     Period               $10,000       Dividend         Capital Gain      Total          S&P                     of
     Ended Nov. 30        Investment    Distributions    Distributions     Value          500        DJIA         Living*
     -------------        ----------    -------------    -------------     -----          ---        ----         -------
     1986
     1987
     1988
     1989
     1990
     1991
     1992
     1993
     1994
     1995


     *From month-end closest to initial investment date.





                                         157







              EQUITY INCOME - CLASS B                                            INDICES
              -----------------------                                            -------

                          Value of      Value of
                          Initial       Reinvested       Reinvested                                               Cost
     Period               $10,000       Dividend         Capital Gain      Total          S&P                     of
     Ended Nov. 30        Investment    Distributions    Distributions     Value          500        DJIA         Living*
     -------------        ----------    -------------    -------------     -----          ---        ----         -------
     1986
     1987
     1988
     1989
     1990
     1991
     1992
     1993
     1994
     1995


     * From month-end closest to initial investment date.


              EQUITY INCOME - INSTITUTIONAL CLASS                                INDICES
              -----------------------------------                                -------

                                Value of       Value of
                                Initial        Reinvested       Reinvested                                              Cost
            Period              $10,000        Dividend         Capital Gain      Total          S&P                    of
            Ended Nov. 30       Investment     Distributions    Distributions     Value          500        DJIA        Living*
            -------------       ----------     -------------    -------------     -----          ---        ----        -------
     1986
     1987
     1988
     1989
     1990
     1991
     1992
     1993
     1994
     1995


     * From month-end closest to initial investment date.






                                         158







     INCOME & GROWTH - CLASS A                                                   INDICES
     -------------------------                                                   -------

                          Value of      Value of
                          Initial       Reinvested       Reinvested                                               Cost
     Period               $10,000       Dividend         Capital Gain      Total          S&P                     of
     Ended Oct. 31        Investment    Distributions    Distributions     Value          500        DJIA         Living**
     -------------        ----------    -------------    -------------     -----          ---        ----         --------
     1987*
     1988
     1989
     1990
     1991
     1992
     1993
     1994
     1995


     *From January 6, 1987 (commencement of operations).
     **From month-end closest to initial investment date.


              INCOME & GROWTH - INSTITUTIONAL CLASS                              INDICES
              -------------------------------------

                          Value of      Value of
                          Initial       Reinvested       Reinvested                                               Cost
     Period               $10,000       Dividend         Capital Gain      Total          S&P                     of
     Ended Oct. 31        Investment    Distributions    Distributions     Value          500        DJIA         Living**
     -------------        ----------    -------------    -------------     -----          ---        ----         --------
     1987*
     1988
     1989
     1990
     1991
     1992
     1993
     1994
     1995


     *From January 6, 1987 (commencement of operations).
     **From month-end closest to initial investment date.






                                         159







              HIGH YIELD - CLASS A                                               INDICES
              --------------------
                          Value of      Value of
                          Initial       Reinvested       Reinvested                                               Cost
     Period               $10,000       Dividend         Capital Gain      Total          S&P                     of
     Ended Oct. 31        Investment    Distributions    Distributions     Value          500        DJIA         Living**
     -------------        ----------    -------------    -------------     -----          ---        ----         --------

     1987*
     1988
     1989
     1990
     1991
     1992
     1993
     1994
     1995


     *From January 5, 1987 (commencement of operations).
     **From month-closest to initial investment date.


              HIGH YIELD - CLASS B                                               INDICES
              --------------------

                          Value of      Value of
                          Initial       Reinvested       Reinvested                                               Cost
     Period               $10,000       Dividend         Capital Gain      Total          S&P                     of
     Ended Oct. 31        Investment    Distributions    Distributions     Value          500        DJIA         Living**
     -------------        ----------    -------------    -------------     -----          ---        ----         --------
     1987*
     1988
     1989
     1990
     1991
     1992
     1993
     1994
     1995


     *From January 5, 1987 (commencement of operations).
     **From month-end closest to initial investment date.






                                         160







              HIGH YIELD - INSTITUTIONAL CLASS                                   INDICES
              --------------------------------                                   -------

                          Value of      Value of
                          Initial       Reinvested       Reinvested                                               Cost
     Period               $10,000       Dividend         Capital Gain      Total          S&P                     of
     Ended Oct. 31        Investment    Distributions    Distributions     Value          500        DJIA         Living**
     --------------       ----------    -------------    -------------     -----          ---        ----         ---------
     1987*
     1988
     1989
     1990
     1991
     1992
     1993
     1994
     1995


     *From January 5, 1987 (commencement of operations).
     **From month-end closest to initial investment date.


              STRATEGIC INCOME - CLASS A                                         INDICES
              --------------------------                                         -------

                          Value of      Value of
                          Initial       Reinvested       Reinvested                                               Cost
     Period               $10,000       Dividend         Capital Gain      Total          S&P                     of
     Ended Dec. 31        Investment    Distributions    Distributions     Value          500        DJIA         Living**
     -------------        ----------    -------------    -------------     -----          ---        ----         --------
     1994*
     1995


     *From October 31, 1994 (commencement of operations).
     **From month-closest to initial investment date.


              STRATEGIC INCOME - CLASS B                                         INDICES
              --------------------------                                         -------
                          Value of      Value of
                          Initial       Reinvested       Reinvested                                               Cost
     Period               $10,000       Dividend         Capital Gain      Total          S&P                     of
     Ended Dec. 31        Investment    Distributions    Distributions     Value          500        DJIA         Living**
     -------------        ----------    -------------    -------------     -----          ---        ----         --------
     1994*
     1995

                                         161








     *From October 31, 1994 (commencement of operations).
     **From month-end closest to initial investment date.


              STRATEGIC INCOME - INSTITUTIONAL CLASS                             INDICES
              --------------------------------------                             -------
                          Value of      Value of
                          Initial       Reinvested       Reinvested                                               Cost
     Period               $10,000       Dividend         Capital Gain      Total          S&P                     of
     Ended Dec. 31        Investment    Distributions    Distributions     Value          500        DJIA         Living**
     -------------        ----------    -------------    -------------     -----          ---        ----         --------
     1994*
     1995


     *From October 31, 1994 (commencement of operations).
     **From month-end closest to initial investment date.



                         GOVERNMENT INVESTMENT - CLASS A                                             INDICES
                         -------------------------------                                             -------

                                Value of       Value of
                                Initial        Reinvested       Reinvested                                              Cost
            Period              $10,000        Dividend         Capital Gain      Total          S&P                    of
            Ended Oct. 31       Investment     Distributions    Distributions     Value          500        DJIA        Living**
            -------------       ----------     -------------    -------------     -----          ---        ----        --------
            1987*
            1988
            1989
            1990
            1991
            1992
            1993
            1994
            1995


     *From January 7, 1987 (commencement of operations).
     **From month-end closest to initial investment date.








                                         162







                         GOVERNMENT INVESTMENT - CLASS B                                             INDICES
                         -------------------------------                                             --------

                                Value of       Value of
                                Initial        Reinvested       Reinvested                                              Cost
            Period              $10,000        Dividend         Capital Gain      Total          S&P                    of
            Ended Oct. 31       Investment     Distributions    Distributions     Value          500        DJIA        Living**
            -------------       ----------     -------------    -------------     -----          ---        ----        ---------
            1987*
            1988
            1989
            1990
            1991
            1992
            1993
            1994
            1995


     *From January 7, 1987 (commencement of operations).
     **From month-end closest to initial investment date.



                         GOVERNMENT INVESTMENT - INSTITUTIONAL CLASS                                 INDICES
                         -------------------------------------------                                 -------

                                Value of       Value of
                                Initial        Reinvested       Reinvested                                              Cost
            Period              $10,000        Dividend         Capital Gain      Total          S&P                    of
            Ended Oct. 31       Investment     Distributions    Distributions     Value          500        DJIA        Living**
            -------------       ----------     -------------    -------------     -----          ---        ----        ---------
            1987*
            1988
            1989
            1990
            1991
            1992
            1993
            1994
            1995


     *From January 7, 1987 (commencement of operations).
     **From month-end closest to initial investment date.





                                         163







                         INTERMEDIATE BOND - CLASS A                                                 INDICES
                         ---------------------------                                                 -------

                                Value of       Value of
                                Initial        Reinvested       Reinvested                                              Cost
            Period              $10,000        Dividend         Capital Gain      Total          S&P                    of
            Ended Nov. 30       Investment     Distributions    Distributions     Value          500        DJIA        Living*
            -------------       ----------     -------------    -------------     -----          ---        ----        -------

            1986
            1987
            1988
            1989
            1990
            1991
            1992
            1993
            1994
            1995


     *From month-end closest to initial investment date.


                         INTERMEDIATE BOND - CLASS B                                                 INDICES
                         ---------------------------                                                 -------

                                Value of       Value of
                                Initial        Reinvested       Reinvested                                              Cost
            Period              $10,000        Dividend         Capital Gain      Total          S&P                    of
            Ended Nov. 30       Investment     Distributions    Distributions     Value          500        DJIA        Living*
            -------------       ----------     -------------    -------------     -----          ---        ----        -------
            1986
            1987
            1988
            1989
            1990
            1991
            1992
            1993
            1994
            1995


     *From month-end closest to initial investment date.





                                         164







                         INTERMEDIATE BOND - INSTITUTIONAL CLASS                                     INDICES
                         ---------------------------------------                                     -------

                                Value of       Value of
                                Initial        Reinvested       Reinvested                                              Cost
            Period              $10,000        Dividend         Capital Gain      Total          S&P                    of
            Ended Nov. 30       Investment     Distributions    Distributions     Value          500        DJIA        Living*
            -------------       ----------     -------------    -------------     -----          ---        ----        -------
            1986
            1987
            1988
            1989
            1990
            1991
            1992
            1993
            1994
            1995


     * From month-end closest to initial investment date.


                         SHORT FIXED-INCOME - CLASS A                                                INDICES
                         ----------------------------                                                -------

                                Value of       Value of
                                Initial        Reinvested       Reinvested                                              Cost
            Period              $10,000        Dividend         Capital Gain      Total          S&P                    of
            Ended Oct. 31       Investment     Distributions    Distributions     Value          500        DJIA        Living**
            -------------       ----------     -------------    -------------     -----          ---        ----        --------
            1987*
            1988
            1989
            1990
            1991
            1992
            1993
            1994
            1995


     * From September 16, 1987 (commencement of operations).
     ** From month-end closest to initial investment date.






                                         165







                         SHORT FIXED-INCOME - INSTITUTIONAL CLASS                                    INDICES
                         ----------------------------------------                                    -------

                                Value of       Value of
                                Initial        Reinvested       Reinvested                                              Cost
            Period              $10,000        Dividend         Capital Gain      Total          S&P                    of
            Ended Oct. 31       Investment     Distributions    Distributions     Value          500        DJIA        Living**
            -------------       ----------     -------------    -------------     -----          ---        ----        --------
            1987*
            1988
            1989
            1990
            1991
            1992
            1993
            1994
            1995


     * From September 16, 1987 (commencement of operations).
     ** From month-end closest to initial investment date.


                         HIGH INCOME MUNICIPAL - CLASS A                                             INDICES
                         -------------------------------                                             -------
                                Value of       Value of
                                Initial        Reinvested       Reinvested                                              Cost
            Period              $10,000        Dividend         Capital Gain      Total          S&P                    of
            Ended Oct. 31       Investment     Distributions    Distributions     Value          500        DJIA        Living**
            -------------       ----------     ------------     -------------     -----          ---        ----        --------
            1987*
            1988
            1989
            1990
            1991
            1992
            1993
            1994
            1995


     * From September 16, 1987 (commencement of operations).
     ** From month-end closest to initial investment date.







                                         166







                         HIGH INCOME MUNICIPAL - CLASS B                                             INDICES
                         -------------------------------                                             -------

                                Value of       Value of
                                Initial        Reinvested       Reinvested                                              Cost
            Period              $10,000        Dividend         Capital Gain      Total          S&P                    of
            Ended Oct. 31       Investment     Distributions    Distributions     Value          500        DJIA        Living**
            -------------       ----------     -------------    -------------     -----          ---        ----        --------

            1987*
            1988
            1989
            1990
            1991
            1992
            1993
            1994
            1995


     *From September 16, 1987 (commencement of operations).
     **From month-end closest to initial investment date.



                         HIGH INCOME MUNICIPAL - INSTITUTIONAL CLASS                                 INDICES
                         -------------------------------------------                                 -------

                                Value of       Value of
                                Initial        Reinvested       Reinvested                                              Cost
            Period              $10,000        Dividend         Capital Gain      Total          S&P                    of
            Ended Oct. 31       Investment     Distributions    Distributions     Value          500        DJIA        Living**
            -------------       ----------     -------------    -------------     -----          ---        ----        --------
            1987*
            1988
            1989
            1990
            1991
            1992
            1993
            1994
            1995


     * From September 16, 1987 (commencement of operations).
     ** From month-end closest to initial investment date.




                                         167







                         INTERMEDIATE MUNICIPAL INCOME - CLASS A                                     INDICES
                         ---------------------------------------                                     -------

                                Value of       Value of
                                Initial        Reinvested       Reinvested                                              Cost
            Period              $10,000        Dividend         Capital Gain      Total          S&P                    of
            Ended Nov. 30       Investment     Distributions    Distributions     Value          500        DJIA        Living*
            -------------       ----------     -------------    -------------     -----          ---        ----        --------
            1986
            1987
            1988
            1989
            1990
            1991
            1992
            1993
            1994
            1995


     *From month-end closest to initial investment date.


                         INTERMEDIATE MUNICIPAL INCOME - CLASS B                                     INDICES
                         ---------------------------------------                                     -------

                                Value of       Value of
                                Initial        Reinvested       Reinvested                                              Cost
            Period              $10,000        Dividend         Capital Gain      Total          S&P                    of
            Ended Nov. 30       Investment     Distributions    Distributions     Value          500        DJIA        Living*
            -------------       ----------     -------------    -------------     -----          ---        ----        -------
            1986
            1987
            1988
            1989
            1990
            1991
            1992
            1993
            1994
            1995


     *From month-end closest to initial investment date.






                                         168







                         INTERMEDIATE MUNICIPAL INCOME-INSTITUTIONAL CLASS                           INDICES
                         -------------------------------------------------

                                Value of       Value of
                                Initial        Reinvested       Reinvested                                              Cost
            Period              $10,000        Dividend         Capital Gain      Total          S&P                    of
            Ended Nov. 30       Investment     Distributions    Distributions     Value          500        DJIA        Living*
            -------------       ----------     -------------    -------------     -----          ---        ----        -------
            1986
            1987
            1988
            1989
            1990
            1991
            1992
            1993
            1994
            1995


     *From month-end closest to initial investment date.


                         SHORT-INTERMEDIATE MUNICIPAL INCOME - CLASS A                               INDICES
                         ---------------------------------------------                               -------

                                Value of       Value of
                                Initial        Reinvested       Reinvested                                              Cost
            Period              $10,000        Dividend         Capital Gain      Total          S&P                    of
            Ended Nov. 30       Investment     Distributions    Distributions     Value          500        DJIA        Living**
            -------------       ----------     -------------    -------------     -----          ---        ----        --------
            1994*
            1995


     *        From March 16, 1994 (commencement of operations).
     **       From month-end closest to initial investment date.













                                         169







                         SHORT-INTERMEDIATE MUNICIPAL INCOME -
                         INSTITUTIONAL CLASS                                                         INDICES
                         -------------------------------------                                       --------

                                Value of       Value of
                                Initial        Reinvested       Reinvested                                              Cost
            Period              $10,000        Dividend         Capital Gain      Total          S&P                    of
            Ended Nov. 30       Investment     Distributions    Distributions     Value          500        DJIA        Living**
            -------------       ----------     -------------    -------------     -----          ---        ----        ---------
            1994*
            1995


     *        From March 16, 1994 (commencement of operations).
     **       From month-end closest to initial investment date.


                         NEW YORK MUNICIPAL INCOME - CLASS A                                         INDICES
                         -----------------------------------                                         -------

                                Value of       Value of
                                Initial        Reinvested       Reinvested                                              Cost
            Period              $10,000        Dividend         Capital Gain      Total          S&P                    of
            Ended Oct. 31       Investment     Distributions    Distributions     Value          500        DJIA        Living**
            -------------       ----------     -------------    -------------     -----          ----       -----       --------
            1995*


     *        From August 21, 1995 (commencement of operations).
     **       From month-end closest to initial investment date.


                         NEW YORK MUNICIPAL INCOME - CLASS B                                         INDICES
                         -----------------------------------                                         -------

                                Value of       Value of
                                Initial        Reinvested       Reinvested                                              Cost
            Period              $10,000        Dividend         Capital Gain      Total          S&P                    of
            Ended Oct. 31       Investment     Distributions    Distributions     Value          500        DJIA        Living**
            -------------       ----------     -------------    --------------    -----          ---        ----        --------
            1995*


     *        From August 21, 1995 (commencement of operations).
     **       From month-end closest to initial investment date.







                                         170







                         NEW YORK MUNICIPAL INCOME - INSTITUTIONAL CLASS                             INDICES
                         -----------------------------------------------                             -------

                                Value of       Value of
                                Initial        Reinvested       Reinvested                                              Cost
            Period              $10,000        Dividend         Capital Gain      Total          S&P                    of
            Ended Oct. 31       Investment     Distributions    Distributions     Value          500        DJIA        Living**
            -------------       ----------     -------------    -------------     -----          ---        ----        --------
            1995*


     *        From August 21, 1995 (commencement of operations).
     **       From month-end closest to initial investment date.


              The yield for the S&P 500 for the year ended December 31, 1995 was ____%, calculated by dividing the dollar value of dividends paid by the S&P 500 stocks during the period by the average value of the S&P 500 on December 31, 1995. The S&P 500 yield is calculated differently from each class's yield. For example, a class's yield calculation treats dividends as accrued in anticipation of payment, rather than recording them when paid.


              International Fund Returns. The following tables show the income and capital elements of the total return for each class of Overseas and Emerging Markets Income from the date each fund commenced operations through the fiscal year ended 1995. The classes may compare their total returns to the record of the following Morgan Stanley Capital International indices: the World Index; EAFE Index; the Europe Index; the Pacific Index, the Combined Far East ex-Japan Free Index; and the Latin America Free Index. The EAFE Index combines the Europe and Pacific indices. The addition of Canada, the United States, and South African Gold Mines to the EAFE index compiles the World Index which includes over 1400 companies. The Europe Index and Pacific Index are subsets of the Morgan Stanley Capital International World Index, which is also published by Morgan Stanley Capital International, S.A. The Europe and Pacific Indices are weighted by the market value of each country's stock exchange(s). The companies included in the indices change only in the event of mergers, takeovers, failures and the like, and minor adjustments may be made when Morgan Stanley Capital International, S.A. reviews the companies covered as to suitability every three or four years.


                Fund                      Comparative Index                     Description of Index
                ----                      -----------------                     --------------------
                Overseas                  Morgan Stanley Capital International  An unmanaged index of 900 foreign common stocks
                                          Europe, Australia, Far East Index
                                          (EAFE)
                Emerging Markets          J.P. Morgan Emerging                  An unmanaged index of fixed income securities
                Income                    Market Bond Index                     from developing nations


              Each table below compares the returns for each class of Overseas and Emerging Markets Income to the record of the S&P 500, the DJIA, a foreign stock market index as described above, and the cost of living (measured by the CPI) over the same period. The CPI information is as of the month-end closest to the initial investment date for each fund. The S&P 500 and DJIA comparisons are provided to show how each class's total return compared to the record of a broad range of U.S. common stocks and a narrower set of stocks of major U.S. industrial companies, respectively, over the same period. The funds have the ability to invest in securities not included in the indices, and their investment portfolios may or may not be similar in composition to the indices. The EAFE Index, Emerging Market Bond Index, S&P 500, and DJIA are based on the prices of unmanaged groups of stocks and, unlike each class's returns, their returns do not include the effect of paying brokerage commissions and other costs of investing.

              The following charts show the growth of a hypothetical $10,000 investment in each class, assuming all distributions were reinvested. This was a period of fluctuating interest rates, bond prices, and stock prices and the figures below should not be considered representative of the dividend income or capital gain or loss that could be realized from an investment in a class today. Tax consequences of different investments have not been factored into the figures.


              OVERSEAS-CLASS A                                   INDICES
              ----------------                                   -------

                    Value of        Value of        Reinvested
     Period         Initial         Reinvested      Capital                                                         Cost
     Ended          $10,000         Dividend        Gain            Total       EAFE         S&P                    of
     Oct. 31        Investment      Distributions   Distributions   Value       Index        500        DJIA        Living**
     --------       ----------      -------------   -------------   -----       -----        ---        ----        --------
     1990*
     1991
     1992
     1993
     1994
     1995


     *        From April 23, 1990 (commencement of operations).
     **       From month-end closest to initial investment date.


                                  OVERSEAS-CLASS B                                                            INDICES
                                  ----------------                                                            -------

                    Value of       Value of
                    Initial        Reinvested      Reinvested                                                     Cost
     Period Ended   $10,000        Dividend        Capital Gain   Total        EAFE        S&P                    of
     Oct. 31        Investment     Distributions   Distributions  Value        Index       500        DJIA        Living**
     ------------   ----------     -------------   -------------  -----        ------      ---        ----        ------
            1990*
            1991
            1992
            1993
            1994
            1995


     *        From April 23, 1990 (commencement of operations).
     **       From month-end closest to initial investment date.










                                         173







                      OVERSEAS-INSTITUTIONAL CLASS                                           INDICES
                      ----------------------------                                           -------

                    Value of       Value of        Reinvested
                    Initial        Reinvested      Capital                                                        Cost
     Period Ended   $10,000        Dividend        Gain           Total        EAFE        S&P                    of
     Oct. 31        Investment     Distributions   Distributions  Value        Index       500        DJIA        Living**
     ------------   ----------     -------------   -------------  -----        -----       ---        ----        --------
     1990*
     1991
     1992
     1993
     1994
     1995


     *        From April 23, 1990 (commencement of operations).
     **       From month-end closest to initial investment date.


                    EMERGING MARKETS INCOME-CLASS A                                          INDICES
                    -------------------------------                                          -------
                                                                               J.P.
                    Value of       Value of        Reinvested                  Morgan
                    Initial        Reinvested      Capital                     Emerging                             Cost
     Period Ended   $10,000        Dividend        Gain           Total        Market Bond    S&P                   of
     Dec. 31        Investment     Distributions   Distributions  Value        Index          500       DJIA        Living**
     ------------   ----------     -------------   -------------  -----        ------------   ---       ----        --------
     1994*
     1995


     *        From March 10, 1994 (commencement of operations).
     **       From month-end closest to initial investment date.


                    EMERGING MARKETS INCOME-CLASS B                                            INDICES
                    -------------------------------                                            -------
                    Value of       Value of        Reinvested
     Period         Initial        Reinvested      Capital                     J.P. Morgan                             Cost
     Ended          $10,000        Dividend        Gain           Total        Emerging Market  S&P                    of
     Dec. 31        Investment     Distributions   Distributions  Value        Bond Index       500        DJIA        Living**
     -------        ----------     -------------   -------------  -----        ---------------  ---        ----        --------
     1994*          $9,068         $457            $235
     1995           _____          _____           _____


     *        From March 10, 1994 (commencement of operations).
     **       From month-end closest to initial investment date.



                                         174







                            EMERGING MARKETS
                       INCOME-INSTITUTIONAL CLASS                                              INDICES
                       --------------------------                                              -------
                    Value of       Value of        Reinvested                  J.P.
     Period         Initial        Reinvested      Capital                     Morgan Emerging
     Ended          $10,000        Dividend        Gain           Total        Market Bond      S&P                    Cost of
     Dec. 31        Investment     Distributions   Distributions  Value        Index            500        DJIA        Living**
     -------        ----------     -------------   -------------  -----        ---------------  ---        ----        --------
     1994*
     1995


     *        From March 10, 1994 (commencement of operations).
     **       From month-end closest to initial investment date.


              The following table reflects the cost of the initial $10,000 investment in each of the classes, together with the aggregate cost of reinvested dividends and capital gain distributions, if any, for life of the fund or the last ten years ended 1995 (their cash value at the time they were reinvested). If distributions had not been reinvested, the amount of distributions earned from the applicable class over time would have been smaller, and cash payments from these classes for the periods noted would have amounted to the amounts shown in column (A) for capital gain distributions, and the amounts shown in column (B) for income dividends. Tax consequences of different investments (with the exception of foreign tax withholdings) have not been factored into the figures below.


                                                                             (A)                  (B)
                                                                        Capital Gain            Income
     Fund                                              Cost             Distributions          Dividends
     ----                                              ----             -------------          ---------
     Overseas-A                                         $                     $                   $
     Equity Growth-A
     Equity Growth-Institutional
     Global Resources-A
     Growth Opportunities-A
     Strategic Opportunities-A
     Strategic Opportunities-B
     Equity Income-A
     Equity Income-B
     Equity Income-Institutional
     Income & Growth-A
     Emerging Markets Income-A

                                         175






                                                                             (A)                  (B)
                                                                        Capital Gain            Income
     Fund                                              Cost             Distributions          Dividends
     ----                                              ----             -------------          ---------
     Emerging Markets Income-B
     High Yield-A
     High Yield-B
     Strategic Income-A
     Strategic Income-B
     Government Investment-A
     Government Investment-B
     Intermediate Bond-A
     Intermediate Bond-B
     Intermediate Bond-Institutional
     Short Fixed-Income-A
     High Income Municipal-A
     High Income Municipal-B
     Intermediate Municipal Income-A
     Intermediate Municipal Income-B
     Intermediate Municipal
     Income-Institutional
     Short-Intermediate Municipal Income-
     Institutional
     Short-Intermediate Municipal Income-A
     New York Municipal Income - A

     New York Municipal Income - B

     New York Municipal Income - Institutional


              International Indices, Market Capitalization, and National Stock Market Return. The following tables show the indexed market capitalization of certain countries included in the Morgan Stanley Capital International Indices (MSCI) database as of December 31, 1995 and the performance of national stock markets as measured in U.S. dollars and in local currency by the MSCI stock market indices for the twelve months ended October 31, 1995. Of course, these results are not indicative of future stock market performance or the classes' performance. Market conditions during the periods measured fluctuated widely. Brokerage commissions and other fees are not factored into the values of the indices.


              Market Capitalization. Companies outside the United States now make up nearly two-thirds of the world's stock market capitalization. According to MSCI, the size of the markets as measured in U.S. dollars grew from $2,011 billion in 1982 to $_____ billion in 1995. The following table measures the indexed market capitalization of certain countries according to the MSCI database. The value of the markets is measured in billions of U.S. dollars as of December 31, 1995.

        MSCI INDEX MARKET CAPITALIZATION

     Australia             Japan
     Austria               Netherlands
     Belgium               Norway
     Canada                Singapore/Malaysia
     Denmark               Spain
     France                Sweden
     Germany               Switzerland
     Hong Kong             United Kingdom
     Italy                 United States


              The following table measures the total market capitalization of certain Latin American countries according to the MSCI Index database. The value of the markets is measured in billions of U.S. dollars as of December 31, 1995.


                 MSCI Index Market Capitalization -
                            Latin America
                 Argentina
                 Brazil
                 Chile
                 Colombia
                 Mexico
                 Venezuela

                 Total Latin America


              National Stock Market Performance. Certain national stock markets have outperformed the U.S. stock market. The first table below represents the performance of national stock markets as measured in U.S. dollars by the Morgan Stanley Capital International stock market indices for the twelve months ended October 31, 1995. The second table shows the same performance as measured in local currency. Each table measures total return based on the period's change in price, dividends paid on stocks in the index, and the effect of reinvesting dividends net of any applicable foreign taxes. These are unmanaged indices composed of a sampling of selected companies representing an approximation of the market structure of the designated country.

                 Stock Market Performance (Cumulative Total Returns)
                               Measured in U.S. Dollars

     Australia                              Japan
     Austria                                Netherlands
     Belgium                                Norway
     Canada                                 Singapore/Malaysia
     Denmark                                Spain
     France                                 Sweden
     Germany                                Switzerland
     Hong Kong                              United Kingdom
     Italy                                  United States


                 Stock Market Performance (Cumulative Total Returns)
                             Measured in Local Currency

     Australia                       Japan               -
     Austria                         Netherlands
     Belgium                         Norway
     Canada                          Singapore/Malaysia
     Denmark                         Spain
     France                          Sweden
     Germany                         Switzerland
     Hong Kong                       United Kingdom

     Italy                           United States


     The following table shows the average annualized stock market returns as of October 31, 1995.


                  Stock Market Performance Measured in U.S. Dollars

                                 Five Years Ended    Ten Years Ended
                                 ---------------     ---------------
               Germany
               Hong Kong
               Japan
               Spain
               United Kingdom
               United States


              Performance Comparisons. Performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. Lipper may also rank bond funds based on yield. In addition to mutual fund rankings, performance may be compared to stock, bond, and money market mutual fund performance indices prepared by Lipper or other organizations. When comparing these indices, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns available from stock mutual funds.

              From time  to time,  performance  may also  be compared  to  other
     mutual   funds  tracked   by  financial   or   business  publications   and
     periodicals. For example, a class may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Fidelity funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.

              A class may be compared in advertising to Certificates of  Deposit
     (CDs) or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, a fund may offer greater liquidity or higher potential returns than CDs, a fund does not guarantee your principal or your return, and fund shares are not FDIC insured.


              Fidelity may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic, market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of Fidelity's asset allocation funds and other Fidelity funds, products, and services.


              Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term Government bonds, long-term Government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.

              Fidelity funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the classes. Performance comparisons may also be made to other compilations or indices that may be developed and made available in the future.

              Each class of a fixed-income fund may compare its performance or the performance of securities in which that fixed-income fund may invest to averages published by IBC USA (Publications), Inc. of Ashland, Massachusetts. These averages assume reinvestment of distributions. The Bond Fund Report AveragesTM/All Taxable (Emerging Markets Income, Strategic Income, Government Investment, Intermediate Bond, High Yield, Short-Fixed Income) covers over ___ taxable bond funds, The Bond Fund Report AveragesTM/Municipal (Intermediate Municipal Income, High Income Municipal, California Municipal Income, New York Municipal Income,
     California Municipal Income, and Short-Intermediate Municipal Income) covers over ___ tax-exempt bond funds. The averages are reported in the BOND FUND REPORT . Each class of a fixed-income fund may also compare its performance or the performance of securities in which it may invest to the IBC/Donohgue's Money Fund Averages, reported in the MONEY FUND REPORT , which covers over _____ money market funds. When evaluating comparisons to money market funds, investors should consider the relevant differences in investment objectives and policies. Specifically, money market funds invest in short-term, high-quality instruments and seek to maintain a stable $1.00 share price. A bond fund, however, invests in longer-term instruments and its share price changes daily in response to a variety of factors.


              A municipal fund may compare and contrast in advertising the relative advantages of investing in a mutual fund versus an individual municipal bond. Unlike municipal mutual funds, individual municipal bonds offer a stated rate of interest and, if held to maturity, repayment of principal. Although some individual municipal bonds might offer a higher return, they do not offer the reduced risk of a mutual fund that invests in many different securities. The initial investment requirements and sales charges of many municipal mutual funds are lower than the purchase cost of individual municipal bonds, which are generally issued in $5,000 denominations and are subject to direct brokerage costs.


              In advertising materials, Fidelity may reference or discuss its products and services, which may include: other Fidelity funds; retirement investing; model portfolios or allocations; and saving for college or other goals. In addition, Fidelity may quote or reprint financial or business publications or periodicals as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques, the desirability of owning a particular mutual fund, and Fidelity services and products.

              Each fund may be advertised as part of certain asset allocation programs involving other Fidelity or non-Fidelity mutual funds. These asset allocation programs may advertise a model portfolio and its performance results.

              Each fund may be advertised as part of a no transaction fee (NTF) program in which Fidelity and non-Fidelity mutual funds are offered. An NTF program may advertise performance results.

              Each fund may present its fund number, Quotron number and CUSIP number, and discuss or quote its current portfolio manager.

              Volatility. Various measures of volatility and benchmark correlation may be quoted in advertising. In addition, a fund may compare these measures to those of other funds. Measures of volatility seek to compare a class' historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data. In advertising, a fund may also discuss or illustrate examples of interest rate sensitivity.

              Momentum Indicators indicate a class's price movements over specific periods of time. Each point on the momentum indicator represents the class's percentage change in price movements over that period.


              Examples of the effects of periodic investment plans, including the principle of dollar cost averaging may be advertised. In such a program, an investor invests a fixed dollar amount in a class at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their willingness to continue purchasing shares during periods of low price levels.

              A fund may be available for purchase through retirement plans or other programs offering deferral of, or exemption from, income taxes, which may produce superior after-tax returns over time. For example, a $1,000 investment earning a taxable return of 10% annually would have an after-tax value of $1,949 after ten years, assuming tax was deducted from the return each year at a 31% rate. An equivalent tax-deferred investment would have an after-tax value of $2,100 after ten years, assuming tax was deducted at a 31% rate from the tax-deferred earnings at the end of the ten-year period.

              As of December 31, 1995, FMR advised over $__ billion in tax-free fund assets, $__ billion in money market fund assets, $___ billion in equity fund assets, $__ billion in international fund assets, and $__ billion in Spartan fund assets . The funds may reference the growth and variety of money market mutual funds and the adviser's innovation and participation in the industry. The equity funds under management figure represents the largest amount of equity fund assets under management by a mutual fund investment adviser in the United States, making FMR America's leading equity (stock) fund manager. FMR, its subsidiaries, and affiliates maintain a worldwide information and communications network for the purpose of researching and managing investments abroad.


              In addition to performance rankings, each class of each bond fund may compare its total expense ratio to the average total expense ratio of similar funds tracked by Lipper. A class's total expense ratio is a significant factor in comparing bond and money market investments because of its effect on yield.

              ADDITIONAL PURCHASE, EXCHANGE, AND REDEMPTION INFORMATION
              ---------------------------------------------------------

     Class A Shares Only

              Pursuant to Rule 22d-1 under the 1940 Act, FDC exercises its right to waive Class A's maximum 3.50% (the Equity Funds and the Bond Funds); 2.75% (the Intermediate-Term Bond Funds); or 1.50% (the Short-Term Bond Funds) front-end sales charge in connection with the fund's merger with or acquisition of any investment company or trust. In addition, FDC has chosen to waive Class A's front-end sales charge in certain instances because of efficiencies involved in those sales of shares. The sales charge will not apply:


              1. to shares purchased by a bank trust officer, registered representative, or other employee (and their immediate families) of investment professionals under special arrangements in connection with FDC's sales activities;

              2. to shares purchased by a current or former Trustee or officer of a Fidelity fund or a current or retired officer, director, or regular employee of FMR Corp. or its direct or indirect subsidiaries (a
     Fidelity Trustee or employee), the spouse of a Fidelity Trustee or employee, a Fidelity Trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

              3. to shares purchased by a charitable organization (as defined in Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more;

              4. to shares purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined by Section 501(c)(3) of the Internal Revenue Code);

              5. to shares in a Fidelity IRA or Fidelity Advisor IRA account purchased (including purchases by exchange) with the proceeds of a distribution from an employee benefit plan having more than 200 eligible employees or a minimum of $3,000,000 in plan assets invested in Fidelity mutual funds or $1,000,000 invested in Fidelity Advisor mutual funds;

              6. to shares purchased by an insurance company separate account used to fund annuity contracts purchased by employee benefit plans (including 403(b) programs, but otherwise as defined in ERISA)), which, in the aggregate, have either more than 200 eligible employees or a minimum of $1,000,000 in assets invested in Fidelity funds;


              7. to shares purchased by any state, county, city, or Government instrumentality, department or authority or agency;

              8. to shares purchased with redemption proceeds from other mutual fund complexes on which the investor has paid a front-end or contingent deferred sales charge;

              9. to shares purchased by a trust institution or bank trust department, excluding assets described in (11) and (12) below, that has executed a Participation Agreement with FDC specifying certain asset minimums and qualifications, and marketing program restrictions. Assets managed by third parties do not qualify for this waiver.

              10. to shares purchased for use in a broker-dealer managed account program, provided the broker-dealer has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions. Employee benefit plan assets do not qualify for this waiver.

              11. to shares purchased as part of an employee benefit plan having more than (i) 200 eligible employees or a minimum of $1 million in plan assets invested in the Advisor funds, or (ii) 25 eligible employees or $250,000 in plan assets invested in Fidelity Advisor Funds that subscribes to Fidelity Advisor Retirement Connection or similar program sponsored by Fidelity Investments Institutional Services Company, Inc.

              12. to shares purchased as part of an employee benefit plan through an intermediary that has signed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions.

              13.     to  shares  purchased  on  a  discretionary   basis  by  a
     registered  investment  adviser  which  is  not  part  of  an  organization primarily engaged in the brokerage business, that has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions. Employee benefit plan assets do not qualify for this waiver.

              In order to qualify for waivers (9), (10) and (13), eligible investors with existing Class A accounts will be required to sign and comply with a participation agreement. Eligible investors that do not meet revised asset requirements specified in the participation agreement will be allowed to continue investing in Class A shares under the terms of their current relationship until June 30, 1997, after which they will be prevented from making new or subsequent purchases in Class A load waived, except that employee benefit plans will be permitted to make additional purchases of Class A shares load waived.



              A sales load waiver form must accompany these transactions.


     CLASS B SHARES ONLY

              The contingent deferred sales charge (CDSC) on Class B shares may be waived in the case of (1) disability or death, provided that the redemption is made within one year following the death or initial determination of disability; or (2) in connection with a total or partial redemption made in connection with distributions from retirement plan accounts at age 70-1/2, which are permitted without penalty pursuant to the Internal Revenue Code.

              A sales load waiver form must accompany these transactions.

     CLASS A AND CLASS B SHARES ONLY

              Quantity Discounts. To obtain a reduction of the front-end sales charge on Class A shares, you or your investment professional must notify the transfer agent at the time of purchase whenever a quantity discount is applicable to your purchase. Upon such notification, you will receive the lowest applicable front-end sales charge.

              For  purposes of  qualifying  for a  reduction in  front-end sales charges under the Combined Purchase, Rights of Accumulation or Letter of Intent programs, the following may qualify as an individual or a "company" as defined in Section 2(a)(8) of the 1940 Act: an individual, spouse, and their children under age 21 purchasing for his, her, or their own account; a trustee, administrator or other fiduciary purchasing for a single trust estate or a single fiduciary account or for a single or a parent-subsidiary group of "employee benefits plans" (as defined in Section 3(3) of ERISA); and tax-exempt organizations as defined under
     Section 501(c)(3) of the Internal Revenue Code.

              Rights of Accumulation permit reduced front-end sales charges on any future purchases of Class A shares after you have reached a new breakpoint in a fund's sales charge schedule. The value of currently held Fidelity Advisor Fund Class A and Class B shares, Initial Class shares and Class B shares of Daily Money Fund: U.S. Treasury Portfolio, and shares of Daily Money Fund: Money Market Portfolio and Daily Tax-Exempt Money Fund acquired by exchange from any Fidelity Advisor fund, is determined at the current day's NAV at the close of business, and is added to the amount of your new purchase valued at the current offering price to determine your reduced front-end sales charge.

              Letter of Intent. You may obtain Class A shares at the same reduced front-end sales charge by filing a non-binding Letter of Intent (the Letter) within 90 days of the start of Class A purchases. Each Class A investment you make after signing the Letter will be entitled to the front-end sales charge applicable to the total investment indicated in the Letter. For example, a $2,500 purchase of Class A shares toward a $50,000 Letter would receive the same reduced sales charge as if the $50,000 ($500,000 for the Short-Term Bond Funds) had been invested at one time. To ensure that the reduced front-end sales charge will be received on future purchases, you or your investment professional must inform the transfer agent that the Letter is in effect each time Class A shares are purchased. Neither income nor capital gain distributions taken in additional Class A or Class B shares will apply toward the completion of the Letter.

              Your initial investment must be at least 5% of the total amount you plan to invest. Out of the initial purchase, 5% of the dollar amount specified in the Letter will be registered in your name and held in escrow. The Class A shares held in escrow cannot be redeemed or exchanged until the Letter is satisfied or the additional sales charges have been paid. You will earn income dividends and capital gain distributions on escrowed Class A shares. The escrow will be released when your purchase of the total amount has been completed. You are not obligated to complete the Letter.

              If you purchase more than the amount specified in the Letter and qualify for a future front-end sales charge reduction, the front-end sales charge will be adjusted to reflect your total purchase at the end of 13 months. Surplus funds will be applied to the purchase of additional Class A shares at the then-current offering price applicable to the total purchase.

              If you do not complete your purchase under the Letter within the 13-month period, 30 days' written notice will be provided for you to pay the increased front-end sales charges due. Otherwise, sufficient escrowed Class A shares will be redeemed to pay such charges.

              Fidelity Advisor Systematic Investment Program. You can make regular investments in Class A or Class B shares of the funds with the Systematic Investment Program by completing the appropriate section of the account application and attaching a voided personal check with your bank's magnetic ink coding number across the front. If your bank account is jointly owned, be sure that all owners sign.

              Your account will be drafted on or about the first business day of every month. You may cancel your participation in the Systematic Investment Program at any time without payment of a cancellation fee. You will receive a confirmation from the transfer agent for every transaction, and a debit entry will appear on your bank statement.

              Fidelity Advisor Systematic Withdrawal Program. If you own Class A shares worth $10,000 or more, you can have monthly, quarterly or semiannual checks sent from your account to you, to a person named by you, or to your bank checking account. Your Systematic Withdrawal Program payments are drawn from Class A share redemptions. If Systematic Withdrawal Plan redemptions exceed income dividends earned on your shares, your account eventually may be exhausted.

              Finders Fee. (Class A shares only) Eligible purchases are the following purchases made through broker-dealers and banks (excluding trust departments): an individual trade of $1 million or more; a trade which brings the value of the accumulated account(s) of an investor (including an employee benefit plan) past $1 million; a trade for an investor with an accumulated account value of $1 million or more; and an incremental trade toward an investor's $1 million "Letter of Intent." Shares held by an insurance company separate account will be aggregated at the client (e.g. the contract holder or plan sponsor) level, not at the separate account level. Upon request, any investment professional claiming eligibility for the 0.25% fee with respect to shares held by an insurance company separate account must provide FDC access to records detailing purchases at the client level.



     CLASS A, CLASS B, AND INSTITUTIONAL CLASS SHARES


              Each fund is open for business and the NAV and, where applicable, the offering price, for each class is calculated each day the New York Stock Exchange (NYSE) is open for trading. The NYSE has designated the following holiday closings for 1996: New Year's Day, Washington's
     Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Although FMR expects the same holiday schedule to be observed in the future, the NYSE may modify its holiday schedule at any time.


              FSC normally determines each class's NAV as of the close of the NYSE (normally 4:00 p.m. Eastern time). However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC. To the extent that portfolio securities are traded in other markets on days when the NYSE is closed, a class's NAV may be affected on days when investors do not have access to the fund to purchase or redeem shares. In addition, trading in some of a fund's portfolio securities may not occur on days when the fund is open for business.

              If the Trustees determine that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing a fund's NAV. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences.

              Pursuant to Rule 11a-3 under the 1940 Act, each fund is required to give shareholders at least 60 days' notice prior to terminating or modifying its exchange privilege. Under the Rule, the 60-day notification requirement may be waived if (i) the only effect of a modification would be to reduce or eliminate an administrative fee, redemption fee, or deferred sales charge ordinarily payable at the time of an exchange, or
     (ii) the fund suspends the redemption of the shares to be exchanged as permitted under the 1940 Act or the rules and regulations thereunder, or the fund to be acquired suspends the sale of its shares because it is unable to invest amounts effectively in accordance with its investment objective and policies.

              In the prospectus, each fund has notified shareholders that it reserves the right at any time, without prior notice, to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.


                               DISTRIBUTIONS AND TAXES
                                ----------------------

              Distributions. If you request to have distributions mailed to you and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, Fidelity may reinvest your distributions at the then-current NAV. All subsequent distributions will then be reinvested until you provide Fidelity with alternate instructions.

              Dividends. A portion of each fund's income may qualify for the dividends-received deduction available to corporate shareholders to the extent that each fund's income is derived from qualifying dividends. For any fund that invests significantly in foreign securities, corporate shareholders should not expect fund dividends to qualify for the dividends-received deduction. For those funds that may also earn other
     types  of  income,  such  as   interest,  income  from  securities   loans,
     non-qualifying dividends and short-term capital gains, the percentage of dividends from the funds that qualify for the deduction will generally be less than 100%. Each fund will notify corporate shareholders annually of the percentage of fund dividends which qualifies for the dividends-received deduction. A portion of each fund's dividends derived from certain U.S. Government obligations may be exempt from state and local taxation. Gains (losses) attributable to foreign currency fluctuations are generally taxable as ordinary income and, therefore, will increase (decrease) dividend distributions. As a consequence, FMR may adjust a fund's income distributions to reflect the effect of currency fluctuations. However, if foreign currency losses exceed a fund's net investment income during a taxable year, all or a portion of the distributions made in the same taxable year would be recharacterized as a return of capital to shareholders, thereby reducing each shareholder's cost basis in his or her fund. Short-term capital gains are distributed as dividend income.


              For those funds whose income is primarily derived from interest, dividends will not qualify for the dividends-received deduction available to corporate shareholders. Mortgage security paydown gains (losses) are generally taxable as ordinary income and, therefore, increase (decrease) taxable dividend distributions. Gains (losses) attributable to foreign currency fluctuations are generally taxable as ordinary income and therefore will increase (decrease) dividend distributions.


              To the extent that a fund's income is designated as federally tax-exempt interest, the daily dividends declared by the fund are also federally tax-exempt. Short-term capital gains are distributed as dividend income, but do not qualify for the dividends-received deduction. These gains will be taxed as ordinary income.

              Each fund will send each of its shareholders a notice in January describing the tax status of dividends and capital gain distributions, if any, for the prior year.

              Shareholders are required to report tax-exempt income on their federal tax returns. Shareholders who earn other income, such as Social Security benefits, may be subject to federal income tax on up to 85% of such benefits to the extent that their income, including tax-exempt income, exceeds certain base amounts.

              Each municipal fund purchases securities that are free of federal income tax based on opinions of bond counsel regarding their tax status. These opinions will generally be based on covenants by the issuers or other parties regarding continuing compliance with federal tax requirements. If at any time the covenants are not complied with, distribution to shareholders of interest on a security could become federally taxable retroactive to the date the security was issued. For certain types of structured securities, opinions of bond counsel may also be based on the effect of the structure on the federal and state tax treatment of the income.


              As a result of The Tax Reform Act of 1986, interest on certain "private activity" securities (referred to as "qualified bonds" in the Internal Revenue Code) is subject to the federal alternative minimum tax
     (AMT), although the interest continues to be excludable from gross income for other tax purposes. Interest from private activity securities will be considered tax-exempt for purposes of Intermediate Municipal Income's, Short-Intermediate Municipal Income's, and High Income Municipal's policies of investing so that 80% of each fund's net assets are invested in securities whose interest is free from federal income tax and New York Municipal Income's and California Municipal Income's policies of investing so that 80% of each fund's net assets are invested in securities whose interest is free from federal and state income tax. Interest from private activity securities is a tax preference item for the purpose of determining whether a taxpayer is subject to the AMT and the amount of AMT tax to be paid, if any. Private activity securities issued after August 7, 1986 to benefit a private or industrial user or to finance a private facility are affected by this rule.


              A portion of the gain on bonds purchased with market discount after April 30, 1993 and short-term capital gains distributed by a fund are federally taxable to shareholders as dividends, not as capital gains. Dividend distributions resulting from a recharacterization of gain from the sale of bonds purchased at a discount after April 30, 1993 are not considered income for the purposes of Intermediate Municipal Income's, Short-Intermediate Municipal Income's, and High Income Municipal's policies of investing so that 80% of each fund's net assets are invested in securities whose interest is free from federal income tax and New York Municipal Income's and California Municipal Income's policies of investing so that 80% of each fund's net assets are invested in securities whose interest is free from federal and state income tax.


              Corporate investors should note that a tax preference item for purposes of the corporate AMT is 75% of the amount by which adjusted current earnings (which include tax-exempt interest) exceed the alternative minimum taxable income of the corporation. If a shareholder receives an exempt interest dividend and sells shares at a loss after holding them for a period of six months or less, the loss will be disallowed to the extent of the amount of the exempt-interest dividend.


              New York Tax Matters. [To be updated.] It is not expected that New York Municipal Income will incur New York income or franchise tax liability. In addition, New York personal income tax law also provides that exempt-interest dividends paid by a regulated investment company, or series thereof, from interest on obligations which are exempt from tax under New York law are excludable from gross income.


              California Tax Matters.  [To be  updated.] As  long as  California
     Municipal Income continues to qualify as a regulated investment company under the federal Internal Revenue Code, it will incur no California income or franchise tax liability on income and capital gains distributed to shareholders. California personal income tax law provides that exempt-interest dividends paid by a regulated investment company, or series thereof, from interest on obligations that are exempt from California personal income tax are excludable from gross income. For a fund to qualify to pay exempt-interest dividends under California law, at least 50% of the value of its assets must consist of such obligations at the close of each quarter of its fiscal year. For purposes of California personal income taxation, distributions to individual shareholders derived from interest on other types of obligations and short-term capital gains will be taxed as dividends, and long-term capital gain distributions will be taxed as long-term capital gains. California has an alternative minimum tax similar to the federal AMT described above. However, the California AMT does not include interest from private activity municipal obligations as an item of tax preference. Interest on indebtedness incurred or continued by a shareholder in connection with the purchase of shares of a fund will not be deductible for California personal income tax purposes.


              Capital Gain Distributions. Long-term capital gains earned by each fund on the sale of securities and distributed to shareholders are federally taxable as long-term capital gains, regardless of the length of time shareholders have held their shares. If a shareholder receives a long-term capital gain distribution on shares of a fund, and such shares are held six months or less and are sold at a loss, the portion of the loss equal to the amount of the long-term capital gain distribution will be considered a long-term loss for tax purposes. Short-term capital gains distributed by each fund are taxable to shareholders as dividends, not as capital gains.


              As of December 31, 1995, Strategic Opportunities had a capital loss carryforward aggregating approximately $_______. This loss carryforward, of which $_______ will expire on December 31, ____, is available to offset future capital gains.


              As of October 31, 1995, Income & Growth had a capital loss carryforward aggregating approximately $_______. This loss carryforward, of which $________ will expire on October 31, ____, is available to offset future capital gains.


              As of October 31, 1995, High Yield had a capital loss carryforward aggregating approximately $_______. This loss carryforward, of which $________ will expire on October 31, ____, is available to offset future capital gains.


              As of October 31, 1995, Government Investment had a capital loss carryforward aggregating approximately $_______. This loss carryforward, of which $_______ will expire on October 31, ____, is available to offset future capital gains.


              As of November 30, 1995, Intermediate Bond had a capital loss carryforward aggregating approximately $_______. This loss carryforward, of which $_____, $_____, and $_____ will expire on November 30, ____, ____, and ____, respectively, is available to offset future capital gains.

              As of October 31, 1995, Short Fixed-Income had a capital loss carryforward aggregating approximately $________ $________. This loss carryforward, of which $_____, $_____, $_____, $_____, $_____, $_____,
     $_____, and $_____ will expire between October 31, ____ to October 31, ____, is available to offset future capital gains.


              As of October 31, 1995, High Income Municipal had a capital loss carryforward aggregating approximately $_______. This loss carryforward, of which $_______ will expire on October 31, ____, is available to offset future capital gains.


              As of November 30, 1995, Intermediate Municipal Income had a capital loss carryforward aggregating approximately $_____. This loss carryforward, of which $_____ will expire on November 30, ____, is available to offset future capital gains.


              As of November 30, 1995, Short-Intermediate Municipal Income had a capital loss carryforward aggregating approximately $_____. This loss carryforward, of which $_____ will expire on November 30, ____, is available to offset future capital gains.


              State  and Local  Taxes. For  mutual  funds organized  as business trusts, state law provides for a pass-through of the state and local income tax exemption afforded to direct owners of U.S. government securities. Some states limit this to mutual funds that invest a certain amount in U.S. government securities, and some types of securities, such as repurchase agreements and some agency-backed securities, may not qualify for this benefit. The tax treatment of your dividend distributions from a fund will be the same as if you directly owned your proportionate share of the U.S. government securities in the fund's portfolio. Because the income earned on most U.S. government securities in which each fund invests is exempt from state and local income taxes, the portion of your dividends from each fund attributable to these securities will also be free from income taxes. The exemption from state and local income taxation does not preclude states from assessing other taxes on the ownership of U.S. government securities. In a number of states, corporate franchise (income) tax laws do not exempt interest earned on U.S. government securities, whether such securities are held directly or through a fund.

              Foreign Taxes. Foreign governments may withhold taxes on dividends and interest paid with respect to foreign securities. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. If, at the close of its fiscal year, more than 50% of a fund's total assets are invested in securities of foreign issuers, the fund may elect to pass through foreign taxes paid and thereby allow shareholders to take a credit or deduction on their individual tax returns.

              Tax Status of the Funds. Each fund intends to qualify each year as a "regulated investment company" for tax purposes, so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and realized capital gains within each calendar year as well as on a fiscal year basis. Each fund also intends to comply with other tax rules applicable to regulated investment companies, including a requirement that capital gains from the sale of securities held for less than three months constitute less than 30% of the fund's gross income for each fiscal year. Gains from some forward currency contracts, futures contracts, and options are included in this 30% calculation, which may limit a fund's investments in such instruments.

              If a fund purchases shares in certain foreign investment entities, defined as passive foreign investment companies (PFICs) in the Internal Revenue Code, it may be subject to U.S. federal income tax on a portion of any excess distribution or gain from the disposition of such shares. Interest charges may also be imposed on the fund with respect to deferred taxes arising from such distributions or gains. Generally, a fund will elect to mark-to-market any PFIC shares. Unrealized gains will be recognized as income for tax purposes and must be distributed to shareholders as dividends.

              Each fund is treated as a separate entity from the other funds, if any, in its trust for tax purposes.


              Other Tax Information. The information above is only a summary of some of the tax consequences generally affecting each fund and its shareholders, and no attempt has been made to discuss individual tax consequences. In addition to federal income taxes, shareholders of a fund may be subject to state and local taxes on fund distributions, and shares may also be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a fund is suitable for their particular tax situation.

                                         FMR
                                         ---


              All of the stock of FMR is owned by FMR Corp., its parent company organized in 1972. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders'
     voting  agreement  under  which  all  Class  B  shares  will  be  voted  in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals  owns more  than  25% of  the  voting  stock of  that  company.
     Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

              At present, the principal operating activities of FMR Corp. are those conducted by three of its divisions as follows: FSC, which is the transfer and shareholder servicing agent for certain of the funds advised by FMR; FIIOC, which performs shareholder servicing functions for institutional customers and funds sold through intermediaries; and Fidelity Investments Retail Marketing Company, which provides marketing services to various companies within the Fidelity organization.

              Fidelity investment personnel may invest in securities for their own account pursuant to a code of ethics that sets forth all employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing and restricts certain transactions. For example, all personal trades in most securities require pre-clearance, and participation in initial public offerings is prohibited. In addition, restrictions on the timing of personal investing in relation to trades by Fidelity funds and on short-term trading have been adopted.

                                TRUSTEES AND OFFICERS
                                ---------------------

              The Trustees and executive officers of the trusts are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. All persons named as Trustees also serve in similar capacities for other funds advised by FMR. The business address of each Trustee and officer who is an "interested person" (as defined in the Investment Company Act of 1940) is 82 Devonshire Street, Boston, Massachusetts 02109, which is also the address of FMR. The business address of all the other Trustees is Fidelity Investments, P.O. Box 9235, Boston, Massachusetts 02205-9235. Those Trustees who are "interested persons" by virtue of their affiliation with either a trust or FMR are indicated by an asterisk (*).


              *EDWARD C. JOHNSON 3d, (65), Trustee and President, is Chairman, Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of FMR Texas Inc., Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc.


              *J. GARY BURKHEAD, (54), Trustee and Senior Vice President, is President of FMR; and President and a Director of FMR Texas Inc., Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far
     East) Inc.

              RALPH F. COX, (63), Trustee (1991), is a consultant to Western Mining Corporation (1994). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production,
     1990). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of Sanifill Corporation (non-hazardous waste, 1993) and CH2M Hill Companies (engineering). In addition, he served on the Board of Directors of the Norton Company (manufacturer of industrial devices, 1983-1990) and continues to serve on the Board of Directors of the Texas State Chamber of Commerce, and is a member of advisory boards of Texas A&M University and the University of Texas at Austin.


              PHYLLIS BURKE DAVIS, (64), Trustee (1992). Prior to her retirement in September 1991, Mrs. Davis was the Senior Vice President of Corporate Affairs of Avon Products, Inc. She is currently a Director of BellSouth Corporation (telecommunications), Eaton Corporation (manufacturing, 1991), and the TJX Companies, Inc. (retail stores, 1990), and she previously served as a Director of Hallmark Cards, Inc. (1985-1991) and Nabisco Brands, Inc. In addition, she is a member of the President's Advisory Council of The University of Vermont School of Business Administration.


              RICHARD J. FLYNN, (71), Trustee, is a financial consultant. Prior to September 1986, Mr. Flynn was Vice Chairman and a Director of the Norton Company (manufacturer of industrial devices). He is currently a Trustee of College of the Holy Cross and Old Sturbridge Village, Inc. and he previously served as Director of Mechanics Bank (1971-1995).


              E. BRADLEY JONES, (68), Trustee (1990). Prior to his retirement in 1984, Mr. Jones was Chairman and Chief Executive Officer of LTV Steel Company. He is a Director of TRW Inc. (original equipment and replacement products), Cleveland-Cliffs Inc (mining), Consolidated Rail Corporation, Birmingham Steel Corporation, and RPM, Inc. (manufacturer of chemical products, 1990), and he previously served as a Director of NACCO
     Industries, Inc. (mining and marketing, 1985-1995) and Hyster-Yale Materials Handling, Inc. (1985-1995). In addition, he serves as a Trustee of First Union Real Estate Investments, a Trustee and member of the Executive Committee of the Cleveland Clinic Foundation, a Trustee and member of the Executive Committee of University School (Cleveland), and a Trustee of Cleveland Clinic Florida.


              DONALD J. KIRK, (63), Trustee, is Executive-in-Residence (1995) at Columbia University Graduate School of Business and a financial consultant. From 1987 to January 1995, Mr. Kirk was a Professor at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Mr. Kirk is a Director of General Re Corporation (reinsurance) and he previously served as Director of Valuation Research Corp. (appraisals and valuations, 1993). In addition, he serves as Chairman of the Board of Directors of the National Arts Stabilization Fund, Vice Chairman of the Board of Trustees of the Greenwich Hospital Association, and as a Member of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995).


              *PETER  S. LYNCH,  (52), Trustee  (1990) is  Vice Chairman  of FMR
     (1992). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991); Vice President of Fidelity Magellan Fund and FMR Growth Group Leader; and Managing
     Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services (1991-1992). He is a Director of W.R. Grace & Co. (chemicals) and Morrison Knudsen Corporation (engineering and construction). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield and Society for the Preservation of New England Antiquities, and as an Overseer of the Museum of Fine Arts of Boston (1990).


              GERALD C. McDONOUGH, (66), Trustee, is Chairman of G.M. Management Group (strategic advisory services). Prior to his retirement in July 1988, he was Chairman and Chief Executive Officer of Leaseway Transportation Corp. (physical distribution services). Mr. McDonough is a Director of ACME-Cleveland Corp. (metal working, telecommunications and electronic products), Brush-Wellman Inc. (metal refining), York International Corp. (air conditioning and refrigeration), Commercial Intertech Corp. (water treatment equipment, 1992), and Associated Estates Realty Corporation (a real estate investment trust, 1993).


              EDWARD H. MALONE, (71), Trustee. Prior to his retirement in  1985,
     Mr. Malone was Chairman, General Electric Investment Corporation and a Vice President of General Electric Company. He is a Director of Allegheny Power Systems, Inc. (electric utility), General Re Corporation (reinsurance) and Mattel Inc. (toy manufacturer). In addition, he serves as a Trustee of Corporate Property Investors, the EPS Foundation at Trinity College, the Naples Philharmonic Center for the Arts, and Rensselaer Polytechnic Institute, and he is a member of the Advisory Boards of Butler Capital Corporation Funds and Warburg, Pincus Partnership Funds.


              MARVIN L. MANN, (62), Trustee (1993) is Chairman of the Board, President, and Chief Executive Officer of Lexmark International, Inc. (office machines, 1991). Prior to 1991, he held the positions of Vice President of International Business Machines Corporation ("IBM") and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of M.A. Hanna Company (chemicals, 1993) and Infomart (marketing services, 1991), a Trammell Crow Co. In addition, he serves as the Campaign Vice Chairman of the Tri-State United Way (1993) and is a member of the University of Alabama President's Cabinet (1990).


              THOMAS R. WILLIAMS, (67), Trustee, is President of The Wales Group, Inc. (management and financial advisory services). Prior to retiring in 1987, Mr. Williams served as Chairman of the Board of First
     Wachovia Corporation (bank holding company), and Chairman and Chief Executive Officer of The First National Bank of Atlanta and First Atlanta Corporation (bank holding company). He is currently a Director of BellSouth Corporation (telecommunications), ConAgra, Inc. (agricultural products), Fisher Business Systems, Inc. (computer software), Georgia Power Company (electric utility), Gerber Alley & Associates, Inc. (computer software), National Life Insurance Company of Vermont, American Software, Inc., and AppleSouth, Inc. (restaurants, 1992).


              WILLIAM J. HAYES (61), Vice President (1994), is Vice President of Fidelity's equity funds; Senior Vice President of FMR; and Managing Director of FMR Corp.


              ROBERT H. MORRISON (55), Manager of Security Transactions of Fidelity's equity funds, is Vice President of FMR.


              FRED  L. HENNING  (   ),  Vice  President,  is Vice  President  of
     Fidelity's money market (1994) and fixed-income (1995) funds and senior Vice President of FMR Texas Inc.


              ROBERT A. LAWRENCE (42), Vice President (1994), is Vice President of Fidelity's high income funds and Senior Vice President of FMR (1993). Prior to joining FMR, Mr. Lawrence was Managing Director of the High Yield Department for Citicorp (1984-1991).


              MARGARET L. EAGLE (45), is Vice President of High Yield and an employee of FMR.


              DANIEL   R.   FRANK  (38),   is   Vice   President   of  Strategic
     Opportunities and an employee of FMR.


              KEVIN GRANT (__), is Vice President of Intermediate Bond (1995) and an employee of FMR.


              ROBERT E. HABER (37), is Vice President of Income & Growth (1989) and an employee of FMR.

              NORMAN   LIND  (    )  is  Vice  President  of  Short-Intermediate
     Municipal Income (1995) and an employee of FMR.


              MALCOLM W. MacNAUGHT II (58), is Vice President of Global Resources (1991) and an employee of FMR.


              ROBERT STANSKY (39), is Vice President of Equity Growth (1991) and of other funds advised by FMR, and an employee of FMR.


              GEORGE  A.   VANDERHEIDEN  (49),  is  Vice   President  of  Growth
     Opportunities (1990) and an employee of FMR.


              ARTHUR S. LORING (48), Secretary, is Senior Vice President (1993) and General Counsel of FMR, Vice President-Legal of FMR Corp., and Vice President and Clerk of FDC.


              KENNETH A. RATHGEBER (48), Treasurer (1995), is Treasurer of the Fidelity funds and is an employee of FMR (1995). Before joining FMR, Mr. Rathgeber was a Vice President of Goldman Sachs & Co. (1978-1995), where he served in various positions, including Vice President of Proprietary Accounting (1988-1992), Global Co-Controller (1992-1994), and Chief Operations Officer of Goldman Sachs (Asia) LLC (1994-1995).


              JOHN H.  COSTELLO (49),  Assistant Treasurer,  is  an employee  of
     FMR.


              LEONARD M. RUSH (49), Assistant Treasurer (1994), is an employee of FMR (1994). Prior to becoming Assistant Treasurer of the Fidelity funds, Mr. Rush was Chief Compliance Officer of FMR Corp. (1993-1994); Chief Financial Officer of Fidelity Brokerage Services, Inc. (1990-1993); and Vice President, Assistant Controller, and Director of the Accounting Department - First Boston Corp. (1986-1990).


     The following table sets forth information describing the compensation of each current Trustee of each fund for his or her services as trustee for the fiscal year ended 1995. Figures are estimated for funds that have less than one year in operation.




                       Compensation Table

                     Aggregate Compensation
                     ----------------------

     Fiscal Period
     Ended:
     10/31 - *                           Phyllis             Edward                                         Edward Marvin Thomas
     11/30 - **         J. Gary Ralph F.  Burke  Richard J. C. Johnson E. Bradley Donald Peter S. Gerald C.   H.    L.      R.
     12/31 - ***       Burkhead#   Cox    Davis    Flynn        3rd#      Jones  J. Kirk   Lynch# McDonough Malone Mann  Williams
     -----------       -----------------  ------ ---------  ---------- ----------------- -------- --------- ------ --------------
     Overseas*             $0          $       $         $          $0         $       $      $0         $      $      $       $
     Equity Growth**       0                                         0                         0
     Global Resources*     0                                         0                         0
     Growth
     Opportunities*        0                                         0                         0
     Strategic
     Opportunities***      0                                         0                         0
     Equity Income**       0                                         0                         0
     Income & Growth*      0                                         0                         0
     Emerging Markets
     Income***             0                                         0                         0
     High Yield*           0                                         0                         0
     Strategic
     Income***             0                                         0                         0
     Government
     Investment*           0                                         0                         0
     Intermediate
     Bond**                0                                         0                         0
     Short
     Fixed-Income*         0                                         0                         0
     High Income
     Municipal*            0                                         0                         0
     Intermediate
     Municipal
     Income**              0                                         0                         0
     Short-
     Intermediate
     Municipal
     Income**              0                                         0                         0
     New York
     Municipal
     Income*+              0                                         0                         0
     California
     Municipal
     Income*+              0                                         0                         0

                                         198






                       Compensation Table

                     Aggregate Compensation
                     ----------------------

     Fiscal Period
     Ended:
     10/31 - *                           Phyllis             Edward                                         Edward Marvin Thomas
     11/30 - **         J. Gary Ralph F.  Burke  Richard J. C. Johnson E. Bradley Donald Peter S. Gerald C.   H.    L.      R.
     12/31 - ***       Burkhead#   Cox    Davis    Flynn        3rd#      Jones  J. Kirk   Lynch# McDonough Malone Mann  Williams
     -----------       -----------------  ------ ---------  ---------- ----------------- -------- --------- ------ --------------
     Mid Cap Stock**+      0                                         0                         0
     Large Cap**+          0                                         0                         0


     +        Estimated
     #        Interested Trustees of each fund are compensated by FMR.


                                                            Pension or
                                                        Retirement Benefits    Estimated Annual           Total
                                                         Accrued as part of   Benefits Upon Re-         Compensation
                                                         Fund Expenses from   tirement from the        from the Fund
                                                          the Fund Complex*     Fund Complex*               Complex*
                                                           ----------------   -----------------        -------------

     J. Gary Burkhead#                                                   $0                  $0            $       0
     Ralph F. Cox
     Phyllis Burke Davis
     Richard J. Flynn
     Edward C. Johnson 3d#                                                0                   0                    0
     E. Bradley Jones
     Donald J. Kirk
     Peter S. Lynch#                                                      0                   0                    0
     Gerald C. McDonough
     Edward H. Malone
     Marvin L. Mann
     Thomas R. Williams



     *Information is as of December 31, 1995 for 206 funds in the complex. #Interested Trustees of each fund are compensated by FMR.


              The non-interested Trustees may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Deferred Compensation Plan (the Plan). Under the Plan, compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested and reinvested in shares of one or more funds in the complex designated by such Trustee (designated securities). The amount paid to the Trustee under the Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Plan will have a negligible effect on a fund's assets, liabilities, and net income per share, and will not obligate the fund to retain the services of any Trustee or to pay any particular level of compensation to the Trustee. Each fund may invest in such designated securities under the Plan without shareholder approval.


              Under  a retirement  program that  was adopted  in July  1988, the non-interested Trustees, upon reaching age 72, become eligible to participate in a retirement program under which they receive payments during their lifetime from a fund based on their basic trustee fees and length of service. The obligation of a fund to make such payments is not secured or funded. Trustees become eligible if, at the time of retirement, they have served on the Board for at least five years. Currently, Messrs. Ralph S. Saul, William R. Spaulding, Bertram H. Witham, and David L. Yunich, all former non-interested Trustees, receive retirement benefits under the program.


              As of ___________, 1995 the Trustees and officers of each fund owned in the aggregate ___ 1% of each fund's outstanding shares.


              As   of  _________,  1995,  the  following   owned  of  record  or
     beneficially 5% or more of the outstanding shares of the classes of the following Fidelity Advisor funds:


     [To be supplied by subsequent amendment]

                                MANAGEMENT CONTRACTS
                                --------------------


              Each fund employs FMR to furnish investment advisory and other services. Under its management contract with each fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of each fund in accordance with its investment objective, policies and limitations. FMR also provides each fund with all necessary office facilities and personnel for servicing each fund's investments, compensates all officers of each fund and all Trustees who are "interested persons" of the trust or of FMR, and all personnel of each fund or FMR performing services relating to research, statistical, and investment activities.


              In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal and state laws; developing management and shareholder services for each fund; and furnishing reports, evaluations, and analyses on a variety of subjects to the Trustees.


              In addition to the management fee payable to FMR and the fees payable to the transfer agent and the pricing and bookkeeping agent, each fund pays all of its expenses, without limitation, that are not assumed by those parties. Each fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor and non-interested Trustees. Although each fund's current management contract provides that each fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices and reports to shareholders, each trust, on behalf of each of fund, has entered into a revised transfer agent agreement, pursuant to which the transfer agent bears the costs of providing these services to existing shareholders. Other expenses paid by each fund include interest, taxes, brokerage commissions, each fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal and state securities laws. Each fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which each fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

              FMR is each fund's manager pursuant to management contracts dated and approved by shareholders on the dates shown in the table below.

     Fund                           Date of Management Contract      Date of Shareholder Approval
     ----                           ---------------------------      ----------------------------
     Overseas                                  1/1/93                          12/1/92
     Equity Growth                            12/1/90                          11/14/90
     Global Resources                         12/1/94                          11/16/94
     Growth Opportunities                      1/1/95                          12/14/94
     Strategic Opportunities                  11/29/90                         9/19/90
     Equity Income                             8/1/86                          7/23/86
     Income & Growth                           1/1/95                          12/14/94
     Emerging Markets Income                  1/20/94                          2/10/94
     High Yield                                1/1/95                          12/14/94
     Strategic Income                         9/16/94                          10/14/94
     Government Investment                     1/1/95                          12/14/94
     Intermediate Bond                         1/1/95                          12/14/94
     Short Fixed-Income                        1/195                           12/14/94

                                         201






     Fund                           Date of Management Contract      Date of Shareholder Approval
     ----                           ---------------------------      ----------------------------
     High Income Municipal                    12/1/94                          11/16/94
     Intermediate Municipal                    7/1/95                          6/14/95
     Income
     Short-Intermediate                        1/1/95                          6/14/95
     Municipal Income
     New York Municipal Income
                                              11/17/94                         12/8/94
     California Municipal
     Income                                     ____                             ____
     Mid Cap                                    ____                             ____
     Large Cap                                  ____                             ____


              For the services of FMR under its contract, Equity Income pays FMR a monthly management fee at the annual rate of .50% of its average net assets throughout the month. For the fiscal years ended November 30, 1995, 1994, and 1993, FMR received $__________, $1,392,206, and $933,830, respectively.


              For  the  services  of FMR  under  each  contract, Equity  Growth,
     Global Resources, Income & Growth, Emerging Markets Income, High Yield, Strategic Income, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Intermediate Municipal Income, Short-Intermediate Municipal Income, New York Municipal Income, and
     California Municipal Income, each pays FMR a monthly management fee composed of the sum of two elements: a group fee rate and an individual fund fee rate.


              For the services of FMR under each contract, Overseas, Growth Opportunities, Strategic Opportunities, Mid Cap, and Large Cap pay FMR a monthly management fee composed of the sum of two elements: a basic fee rate and a performance adjustment based on a comparison of Growth Opportunities', Strategic Opportunities' and Large Cap's performance to that of the S&P 500, Overseas' performance to that of EAFE, and Mid Cap's to that of the S&P Mid Cap 400.


              Computing the Basic Fee. The basic fee rate for each fund (except Equity Income) is composed of two elements: a group fee rate and an individual fund fee rate.


              The group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts and is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown below on the left. The schedule below on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee rate at $___ billion of group net assets - the approximate level for _______ 1995 - was 0.____% for equity funds and 0.____% for fixed-income funds, which is the weighted average of the respective fee rates for each level of group net assets up $___ billion.

                                  FIXED-INCOME FUNDS
                                  -----------------


         The following fee schedule is the current fee schedule for all fixed-income funds, except Emerging Markets Income.



                     GROUP FEE RATE SCHEDULE                              EFFECTIVE ANNUAL FEE RATES

            Average Group                Annualized                     Group Net              Effective Annual
               Assets                       Rate                         Assets                   Fee Rate
            -------------                ----------                     ---------             ----------------
                 0 - $3 billion         .3700%                        $ 0.5 billion                 .3700%
                 3 -  6                 .3400                         25                            .2664
                 6 -  9                 .3100                         50                            .2188
                 9 - 12                 .2800                         75                            .1986
                12 - 15                 .2500                         100                           .1869
                15 - 18                 .2200                         125                           .1793
                18 - 21                 .2000                         150                           .1736
                21 - 24                 .1900                         175                           .1690
                24 - 30                 .1800                         200                           .1652
                30 - 36                 .1750                         225                           .1618
                36 - 42                 .1700                         250                           .1587
                42 - 48                 .1650                         275                           .1560
                48 - 66                 .1600                         300                           .1536
               66 -  84                 .1550                         325                           .1514
               84 - 120                 .1500                         350                           .1494
              120 - 156                 .1450                         375                           .1476
              156 - 192                 .1400                         400                           .1459
              192 - 228                 .1350
              228 - 264                 .1300
              264 - 300                 .1275
              300 - 336                 .1250
              336 - 372                 .1225
                     Over 372           .1200


         This fee schedule has been approved by the shareholders of all the fixed-income funds except Emerging Markets Income.

     Emerging Markets Income. The following fee schedule is the current fee schedule for Emerging Markets Income.


                                         203







                     GROUP FEE RATE SCHEDULE                              EFFECTIVE ANNUAL FEE RATES

            Average Group                Annualized                     Group Net              Effective Annual
               Assets                       Rate                         Assets                   Fee Rate
            -------------                ----------                     ---------              ---------------
                 0 - $3 billion         .3700%                        $ 0.5 billion                 .3700%
                 3 -  6                 .3400                         25                            .2664
                 6 -  9                 .3100                         50                            .2188
                 9 - 12                 .2800                         75                            .1986
                12 - 15                 .2500                         100                           .1869
                15 - 18                 .2200                         125                           .1793
                18 - 21                 .2000                         150                           .1736
                21 - 24                 .1900                         175                           .1695
                24 - 30                 .1800                         200                           .1658
                30 - 36                 .1750                         225                           .1629
                36 - 42                 .1700                         250                           .1604
                42 - 48                 .1650                         275                           .1583
                48 - 66                 .1600                         300                           .1565
               66 -  84                 .1550                         325                           .1548
               84 - 120                 .1500                         350                           .1533
              120 - 174                 .1450                         400                           .1507
              174 - 228                 .1400
              228 - 282                 .1375
              282 - 366                 .1350
               Over 366                 .1325


              On August 1, 1994, FMR voluntarily revised the group fee rate schedule and added new breakpoints. The revised group fee rate schedule provides for lower management fee rates as FMR's assets under management increase. The revised group fee rate schedule is identical to the above schedule for average group assets under $156 billion. For average group assets in excess of $156 billion, the group fee rate schedule voluntarily adopted by FMR is as follows:


                     GROUP FEE RATE SCHEDULE                              EFFECTIVE ANNUAL FEE RATES

            Average Group                Annualized                     Group Net              Effective Annual
               Assets                       Rate                         Assets                   Fee Rate
             -----------                 ----------                     --------               --------------
              120 - 156 billion         .1450%                       $150 billion                   .1736%
              156 - 192                 .1400                         175                           .1690
              192 - 228                 .1350                         200                           .1652
              228 - 264                 .1300                         225                           .1618
              264 - 300                 .1275                         250                           .1587

                                         204






                     GROUP FEE RATE SCHEDULE                              EFFECTIVE ANNUAL FEE RATES

            Average Group                Annualized                     Group Net              Effective Annual
               Assets                       Rate                         Assets                   Fee Rate
             -----------                 ----------                     --------               --------------
              300 - 336                 .1250                         275                           .1560
              336 - 372                 .1225                         300                           .1536
              Over 372                  .1200                         325                           .1514
                                                                      350                           .1494
                                                                      375                           .1476
                                                                      400                           .1459


                                     EQUITY FUNDS

         The following fee schedule is the current fee schedule for all equity funds (except Equity Income).

                 GROUP FEE RATE SCHEDULE                       EFFECTIVE ANNUAL FEE RATES

          Average Group            Annualized              Group Net         Effective Annual Fee
              Assets                 Rate                   Assets                   Rate
           ------------           ------------             ---------         -------------------
              0 -  $3 billion        .5200%                  $ 0.5 billion          .5200%
              3 -   6                .4900                   25                     .4238
              6 -   9                .4600                   50                     .3823
              9 -   12               .4300                   75                     .3626
              12 -  15               .4000                   100                    .3512
              15 -  18               .3850                   125                    .3430
              18 -  21               .3700                   150                    .3371
              21 -  24               .3600                   175                    .3325
              24 -  30               .3500                   200                    .3284
              30 -  36               .3450                   225                    .3249
              36 -  42               .3400                   250                    .3219
              42 -  48               .3350                   275                    .3190
              48 -  66               .3250                   300                    .3163
              66 -  84               .3200                   325                    .3137
              84 -  102              .3150                   350                    .3113
              102 -  138             .3100                   375                    .3090
              138 -  174             .3050                   400                    .3067
              174 -  210             .3000
              210 -  246             .2950
              246 -  282             .2900
              282 -  318             .2850
              318 -  354             .2800
              354 -  390             .2750
                     Over 390        .2700



                                         205






         This fee schedule was approved by shareholders of all equity funds except Overseas, Equity Growth, Strategic Opportunities, and Equity Income (see chart indicating date of management contract and date of shareholder approval.)

         Under the current management contracts for Overseas and Strategic Opportunities, the group fee rate is based on a schedule with breakpoints ending at .3000% for average group net assets in excess of $174 billion. Under the current management contract for Equity Growth, the group fee rate is based on a schedule with breakpoints ending at .3100% for average group net assets in excess of $102 billion.

         The following fee schedule is the fee schedule which was in effect through August 1, 1994, and was either approved by shareholders or voluntarily adopted by FMR.

         Group fee rate breakpoints shown for average group net assets in excess of $138 billion and under $228 billion were voluntarily adopted by FMR, and went into effect on January 1, 1992. Additional breakpoints for average group net assets in excess of $228 billion were voluntarily adopted by FMR on November 1, 1993.

         On August 1, 1994, FMR voluntarily revised the prior extensions to the group fee rate schedule, and added new breakpoints.

         Each revised group fee rate schedule provides for lower management fee rates as FMR's assets under management increase.

                  GROUP FEE RATE SCHEDULE                                             EFFECTIVE ANNUAL FEE RATES
                  ----------------------                                              --------------------------

                Average Group Assets             Annualized Rate                Group Net Assets          Effective Annual Fee Rate
                -------------------              ---------------                ----------------          ------------------------
                  0 - $ 3 billion                     .5200%                      $ 0.5 billion                    .5200%
                       3 -  6                         .4900                            25                           .4238
                       6 -  9                         .4600                            50                           .3823
                      9 -  12                         .4300                            75                           .3626
                      12 -  15                        .4000                            100                          .3512
                      15 -  18                        .3850                           125                           .3430
                      18 -  21                        .3700                            150                          .3371
                      21 -  24                        .3600                            175                          .3325
                      24 -  30                        .3500                            200                          .3284
                      30 -  36                        .3450                            225                          .3253
                      36 -  42                        .3400                            250                          .3223
                      42 -  48                        .3350                            275                          .3198
                      48 -  66                        .3250                            300                          .3175
                      66 -  84                        .3200                            325                          .3153
                      84 -  102                       .3150                            350                          .3133

                                         206






                Average Group Assets             Annualized Rate                Group Net Assets          Effective Annual Fee Rate
                -------------------              ---------------                ----------------          ------------------------
                     102 -  138                       .3100
                     138 -  174                       .3050
                     174 -  228                       .3000
                     228 -  282                       .2950
                     282 -  336                       .2900
                         Over 336                     .2850


         The individual fund fee rates for each fund (except Equity Income) are set forth in the following chart. Based on the average group net assets of the funds advised by FMR for ________ 1995, the annual basic fee rate would be calculated as follows:


                                       Group Fee Rate            Individual Fund Fee Rate              Basic Fee Rate
                                       --------------            ------------------------              --------------
     Overseas                          .____%          +                   0.45%           =           .____%
     Equity Growth                     .____%          +                   0.30%*          =           .____%
     Global Resources                  .____%          +                   0.45%           =           .____%
     Growth Opportunities              .____%          +                   0.30%           =           .____%
     Strategic Opportunities           .____%          +                   0.30%           =           .____%
     Income & Growth                   .____%          +                   0.20%           =           .____%
     Emerging Markets Income           .____%          +                   0.55%           =           .____%
     High Yield                        .____%          +                   0.45%           =           .____%
     Strategic Income                  .____%          +                   0.45%           =           .____%
     Government Investment             .____%          +                   0.30%           =           .____%
     Intermediate Bond                 .____%          +                  0.30%**          =           .____%
     Short Fixed-Income                .____%          +                   0.30%           =           .____%
     High Income Municipal             .____%          +                   0.25%           =           .____%
     Intermediate Municipal Income     .____%          +                   0.25%           =           .____%
     Short-Intermediate Municipal      .____%          +                   0.25%           =           .____%
     Income
     New York Municipal Income         .____%          +                   0.25%           =           .____%
     California Municipal Income       .____%          +                   0.25%           =           .____%
     Mid Cap                           .____%          +                   0.30%           =           .____%
     Large Cap                         .____%          +                   0.30%           =           .____%


     * Effective August 1, 1994, FMR voluntarily agreed to reduce the individual fund fee rate from 0.33% to 0.30%. If this reduction were not in effect during fiscal 1994, the total management fee would have been 0.65%.

     ** On December 14, 1994, shareholders of the fund approved an increase for the individual fund fee rate from 0.25% to 0.30% effective January 1, 1995.


         One-twelfth (1/12) of this annual basic fee or management fee, as applicable, rate is applied to each fund's net assets averaged for the most recent month, giving a dollar amount, which is the fee for that month.


         Computing the Performance Adjustment. The basic fee for Strategic Opportunities, Overseas, Growth Opportunities, Large Cap, and Mid Cap is subject to upward or downward adjustment, depending upon whether, and to what extent, the investment performance of each applicable fund for the performance period exceeds, or is exceeded by, the record of the S&P 500 (Strategic Opportunities, Growth Opportunities, and Large Cap), EAFE (Overseas), and S&P MidCap 400 (Mid Cap), respectively (the Indices), over the same period. Mid Cap's and Large Cap's performance period commenced on ___________ and ___________, respectively. Starting with the twelfth month, the performance adjustment takes effect. Each month subsequent to the twelfth month, a new month is added to the performance period until the performance period equals 36 months. Thereafter, the performance period consists of the most recent month plus the previous 35 months. Each percentage point of difference, calculated to the nearest 1.0% (up to a maximum difference of plus or minus 10.00) is multiplied by a performance adjustment rate of .02%. Thus, the maximum annualized adjustment rate is plus or minus .20%. For each fund, investment performance will be measured separately for each class and the least of the results obtained will be used in calculating the performance adjustment to the management fee paid by the fund. This performance comparison is made at the end of each month. One twelfth (1/12) of this rate is then applied to each fund's average net assets for the entire performance period, giving a dollar amount which will be added to (or subtracted from) the basic fee.


         Each class's performance is calculated based on change in NAV. For purposes of calculating the performance adjustment, any dividends or capital gain distributions paid by each class are treated as if reinvested in that class's shares at the NAV as of the record date for payment. The record of each Index is based on change in value and is adjusted for any cash distributions from the companies whose securities compose the Index.


         Because the adjustment to the basic fee is based on each class's performance compared to the investment record of the applicable Index, the controlling factor is not whether each class's performance is up or down per se, but whether it is up or down more or less than the record of the Index. Moreover, the comparative performance of each class is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

         The table below shows the management fees paid to FMR (including the amount of the performance adjustment); the dollar amount of negative or positive performance adjustments, if applicable; and the net management fee as a percentage of each fund's average net assets for the three most recent fiscal years.


                                                                                                 Management Fee As a
                                   Fiscal Year              Management       Performance               Percentage of
                                      Ended                 Fee +             Adjustment          Average Net Assets
                                  ------------              ----------        ---------           ------------------
     Overseas                            10/31
     1995
     1994                                                   $3,435,695    $133,032 (upward)                     .80%
     1993                                                      503,110     3,885 (downward)                      .77
     Equity Growth                       11/30
     1995
     1994                                                    6,567,305           N/A                             .64
     1993                                                    2,646,631           N/A                             .66
     Global Resources                    10/31
     1995
     1994                                                      890,892           N/A                             .77
     1993                                                      111,465           N/A                             .77
     Growth Opportunities                10/31
     1995
     1994                                                   22,087,985    2,130,192 (upward)                     .69
     1993                                                    8,250,306     709,376 (upward)                      .68
     Strategic Opportunities +++         12/31
     1995
     10/1/94 - 12/31/94                                        682,856     37,843 (upward)          .67 (annualized)
     10/1/93 - 9/30/94                                       2,582,584     359,674 (upward)                      .72
     1993                                                    1,291,906     81,040 (upward)                       .54
     Equity Income                       11/30
     1995
     1994                                                    1,392,206           N/A                             .50
     1993                                                      933,830           N/A                             .50
     Income & Growth                     10/31
     1995
     1994                                                   13,325,884           N/A                             .52
     1993                                                    4,578,813           N/A                             .53
     Emerging Markets Income             12/31
     1995
     1994 ++                                                   122,088           N/A                             .70
     High Yield                          11/30
     1995
     1994                                                    3,737,959           N/A                             .60
     1993                                                    1,539,682           N/A                             .51
     Strategic Income                    12/31

                                         209






                                                                                                 Management Fee As a
                                   Fiscal Year              Management       Performance               Percentage of
                                      Ended                 Fee +             Adjustment          Average Net Assets
                                  ------------              ----------        ---------           ------------------
     1995
     1994 ++                                                    10,348           N/A                             .60
     Government Investment               11/30
     1995
     1994                                                       22,255           N/A                             .46
     1993                                                      186,973           N/A                             .46
     Intermediate Bond                   11/30
     1995
     1994                                                    1,180,785           N/A                             .41
     1993                                                      818,426           N/A                             .42
     Short Fixed-Income                  10/31
     1995
     1994                                                   $3,713,144           N/A                            .46%
     1993                                                    1,674,841           N/A                             .47
     High Income Municipal               11/30
     1995
     1994                                                    2,257,113           N/A                             .41
     1993                                                    1,314,060           N/A                             .42
     Intermediate Municipal
     Income                              11/30
     1995
     1994                                                      286,027           N/A                             .41
     1993                                                      156,087           N/A                             .42
     Short-Intermediate Municipal
     Income                              11/30
     1995
     1994++                                                     31,109           N/A                             .41


     +Management fee includes performance adjustments for Overseas, Growth Opportunities, and Strategic Opportunities.
     ++Emerging Markets Income, Strategic Income, and Short-Intermediate Municipal Income commenced operations on March 10,1994, October 31, 1994, and March 16, 1994, respectively. Management fee percentages for these funds are annualized.
     +++Strategic Opportunities' fiscal year end changed from September 30 to December 31 as of November 9, 1994.


         FMR may, from time to time, voluntarily reimburse all or a portion of a class' operating expenses (exclusive of interest, taxes, brokerage commissions, and extraordinary expenses). FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year. Expense reimbursement by FMR will increase each class' total returns and yield and repayment of the reimbursement by each class will lower its total returns and yield.

         To comply with the California Code of Regulations, FMR will reimburse each fund if and to the extent that the fund's aggregate annual operating expenses exceed specified percentages of its average net assets. The applicable percentages are 2 1/2% of the first $30 million, 2% of the next $70 million, and 1 1/2% of average net assets in excess of $100 million. When calculating each fund's expenses for purposes of this regulation, each fund may exclude interest, taxes, brokerage commissions, and extraordinary expenses, as well as a portion of its distribution plan expenses and custodian fees attributable to investments in foreign securities.


         Sub-Advisers. On behalf of Equity Growth, Global Resources, Growth Opportunities, Strategic Opportunities, Equity Income, Income & Growth, High Yield, Intermediate Bond, Mid Cap, Large Cap, and Short Fixed-Income, FMR has entered into sub-advisory agreements with FMR U.K. and FMR Far East. On behalf of Overseas, FMR has entered into sub-advisory agreements with FMR U.K., FMR Far East, and FIIA. FIIA, in turn, has entered into a sub-advisory agreement with FIIAL U.K. On behalf of Emerging Markets Income and Strategic Income, FMR has entered into sub-advisory agreements with FMR U.K., FMR Far East, FIJ, and FIIA. FIIA, in turn, has entered into a sub-advisory agreement with FIIAL U.K. Pursuant to the sub-advisory agreements, FMR may receive investment advice and research services outside the United States from the sub-advisers.


         On behalf of Overseas, Global Resources, Growth Opportunities, Mid Cap, Large Cap, Strategic Income, Income & Growth, High Yield, Intermediate Bond, Emerging Markets Income, and Short Fixed-Income, FMR may also grant FMR U.K. and FMR Far East investment management authority as well as the authority to buy and sell securities if FMR believes it would be beneficial to the funds.

         Currently, FMR U.K., FMR Far East, FIJ, FIIA, and FIIAL U.K. each focuses on issuers in countries other than the United States such as those in Europe, Asia, and the Pacific Basin.

         FMR U.K. and FMR Far East, which were organized in 1986, are wholly owned subsidiaries of FMR. FIJ and FIIA are wholly owned subsidiaries of Fidelity International Limited (FIL), a Bermuda company formed in 1968 which primarily provides investment advisory services to non-U.S. investment companies and institutional investors investing in securities throughout the world. Edward C. Johnson 3d, Johnson family members, and various trusts for the benefit of the Johnson family own, directly or indirectly, more than 25% of the voting common stock of FIL. FIJ was organized in Japan in 1986. FIIA was organized in Bermuda in 1983. FIIAL U.K. was organized in the United Kingdom in 1984, and is a wholly owned subsidiary of Fidelity International Management Holdings Limited, an indirect wholly owned subsidiary of FIL.

         Under the sub-advisory agreements, FMR pays the fees of FMR U.K., FMR Far East, FIJ, and FIIA. FIIA, in turn, pays the fees of FIIAL U.K. For providing non-discretionary investment advice and research services the sub-advisers are compensated as follows:

         FMR  pays FMR  U.K.  and FMR  Far East  fees  equal  to 110%  and 105%,
     respectively,  of  FMR   U.K.'s  and  FMR  Far  East's  costs  incurred  in
     connection with providing investment advice and research services.

         FMR pays FIIA and FIJ fees equal to 30% of FMR's monthly management fee with respect to the average net assets held by the fund for which the sub-adviser has provided FMR with investment advice and research services.

         FIIA pays FIIAL U.K. a fee equal to 110% of FIIAL U.K.'s costs incurred in connection with providing investment advice and research services.

         On behalf of Overseas, Global Resources, Growth Opportunities, Income & Growth, Emerging Markets Income, High Yield, Short Fixed-Income, and Intermediate Bond, for providing discretionary investment management and executing portfolio transactions, the sub-advisers are compensated as follows:

         FMR pays FMR U.K., FMR Far East, FIJ, and FIIA a fee equal to 50% of its monthly management fee (including any performance adjustment, if applicable) with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.

         FIIA pays FIIAL U.K. a fee equal to 110% of FIIAL U.K.'s costs incurred in connection with providing discretionary investment management services.

         The table below shows the fees paid by FMR to FMR U.K., FMR Far East, FIIA, and FIJ, and by FIIA to FIIAL U.K. for providing investment advice and research services with respect to certain of the funds for the fiscal periods ended 1995, 1994, and 1993.


         The other funds paid no investment sub-advisory fees for the fiscal periods ended 1993-1995.


                                                      FEES PAID TO FOREIGN SUB-ADVISERS

         Fund                                       Fees Paid by FMR to FMR U.K.          Fees Paid by FMR to FMR Far East
         ----                                       ----------------------------          --------------------------------
                                                  1995         1994         1993             1995        1994         1993
                                                  ----         ----         ----             ----        ----         ----
         Overseas                                    $     $153,288      $14,363                $    $174,129      $22,357
         Equity Growth                                       13,191        3,144                       15,192        5,021
         Global Resources                                     2,598          N/A                        2,932          N/A
         Growth Opportunities                                67,818          N/A                       82,741          N/A
         Strategic Opportunities
            (10/1/93 - 9/30/94)                               7,794          N/A                        7,712          N/A
         Strategic Opportunities
           (10/1/94 - 12/31/94)                               7,352        4,560                        7,701       11,267
         Equity Income                                       12,197        4,669                       13,970        7,199
         Income & Growth                                    248,936          N/A                      299,094          N/A

         TOTAL                                              513,174      $26,736                      603,471       45,844



     The following fees were paid to FIJ, FIIA, and FIIAL U.K. for the fiscal year ended 1995. No fees were paid to FIJ, FIIA, and FIIAL U.K. for 1993-1994.
     [Table to be added]


                            CONTRACTS WITH FMR AFFILIATES
                            -----------------------------


         State Street is transfer, dividend disbursing, and shareholder servicing agent for Class A shares of the taxable funds. FIIOC, an affiliate of FMR, is transfer, dividend disbursing, and shareholder servicing agent for Class B and Institutional Class shares of the taxable funds. UMB is the transfer, dividend disbursing, and shareholder servicing agent for Class A, Class B and Institutional Class shares of the municipal funds. UMB has entered into sub-contracts with State Street pursuant to which State Street performs transfer, dividend disbursing, and shareholder services. State Street has entered into sub-contracts with FIIOC pursuant to which FIIOC performs certain transfer, dividend disbursing, and shareholder services for Class A shares of the municipal funds. UMB has entered into sub-contracts with FIIOC pursuant to which FIIOC performs transfer, dividend disbursing, and shareholder services for Class B and Institutional Class shares of the municipal funds. Under these arrangements FIIOC receives an annual account fee and an asset-based fee based on account size. With respect to certain institutional retirement accounts, FIIOC receives asset-based fees only. With respect to certain other institutional retirement accounts, FIIOC receives annual account fees and asset-based fees based on fund type. The asset-based fees of the growth and growth and income funds are subject to adjustment if the year-to-date total return of the Standard & Poor's Composite Index of 500 Stocks is greater than positive or negative 15%. FIIOC also collects small account fees from certain accounts with balances of less than $2,500.


         For accounts that FIIOC maintains on behalf of UMB or State Street, FIIOC receives all such fees. For accounts for which FIIOC provides limited services, FIIOC receives a portion of related account fees and asset-based fees, less applicable charges and expenses of State Street for account maintenance and transactions.


          FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to shareholders, with the exception of proxy statements. Also, State Street and FIIOC, as applicable, pay out-of-pocket expenses associated with providing transfer agent services.


         FSC, an affiliate of FMR, performs the calculations necessary to determine NAV and dividends for Class A, Class B, and Institutional Class of each taxable fund, maintains each taxable fund's accounting records and administers each taxable fund's securities lending program. UMB has an additional sub-contract with FSC pursuant to which FSC performs the calculations necessary to determine the NAV and dividends for the Class A, Class B, and Institutional Class of each municipal fund, and maintains the accounting records for each municipal fund. The annual fee rates for these pricing and bookkeeping services are based on each fund's average net assets, specifically, 0.06% (equity funds) or 0.04% (bond funds) for the first $500 million of average net assets and 0.03% (equity funds) or 0.02% (bond funds) for average net assets in excess of $500 million. The fee is limited to a minimum of $45,000 and a maximum of $750,000 per year.
     Pricing and bookkeeping fees, including related out-of-pocket expenses, paid by the funds for the past three fiscal years were as follows:


             Fund                                            1995               1994              1993
             ----                                            ----
     Overseas                                         $                      $   251,241       $   57,711
     Equity Growth                                                           $   461,039       $   234,813
     Global Resources                                                        $   73,164        $   45,425
     Growth Opportunities                                                    $   758,343       $   513,950
     Strategic Opportunities (10/1/94 - 12/31/94)                            $   61,356        $   145,494
     Strategic Opportunities (10/1/93 - 9/30/94)                             $   215,648             N/A
     Equity Income                                                           $   168,364       $   113,026
     Income & Growth                                                         $   750,743       $   410,561
     Emerging Markets Income                                                 $   36,412*           N/A
     High Yield                                                              $   223,567       $   121,204
     Strategic Income                                                        $   7,500*            N/A
     Government Investment                                                   $   46,218        $   46,457
     Intermediate Bond                                                       $   118,125       $   81,106
     Short Fixed-Income                                                      $   264,455       $   143,813
     High Income Municipal                                                   $   220,222       $   157,559
     Intermediate Municipal Income                                           $   48,062        $   45,724
     New York Municipal Income

     Short-Intermediate Municipal Income                                     $   31,953*           N/A


     * Emerging Markets Income, Strategic Income, and Short-Intermediate Municipal Income commenced operations on March 10, 1994, October 31, 1994, and March 16, 1994, respectively. New York Municipal Income commenced operations on August 21, 1995.


         FSC also receives fees for administering each taxable fund's securities lending program. Securities lending fees are based on the number and duration of individual securities loans. For the fiscal years ended 1995, 1994, and 1993, [Names of Taxable Funds] incurred securities lending fees of $__, $__, and $__, respectively.


         For the municipal funds, the transfer agent fees and charges, and pricing and bookkeeping fees described above are paid to FIIOC and FSC, respectively, by UMB, which is entitled to reimbursement from the class or the fund, as applicable, for these expenses.

         Each fund has a distribution agreement with FDC, a Massachusetts corporation organized on July 18, 1960. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of each fund, which are continuously offered. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FDC. The table below shows the sales charge revenue paid to FDC, and retained by FDC, for the following fiscal periods.

                                                                    SALES CHARGE REVENUE                      CDSC REVENUE

                                                                Amount Paid       Amount Retained   Amount Paid           Amount
                                           Fiscal Year Ended      to FDC               by FDC          to FDC        Retained by FDC
                                           -----------------    -----------       ---------------   ------------     ---------------
     Overseas                                  Oct. 31, 1995    $                    $                  $                  $
                                                        1994      9,596,831             1,436,765       N/A                N/A
                                                        1993      3,895,423               567,987       N/A                N/A


     Equity Growth                             Nov. 30, 1995
                                                        1994      9,353,000             1,397,000       N/A                N/A
                                                        1993     10,102,208             1,523,036       N/A                N/A

     Global Resources                          Oct. 31, 1995
                                                        1994      3,854,624               567,671       N/A                N/A
                                                        1993        890,154               130,927       N/A                N/A


     Growth Opportunities                      Oct. 31, 1995
                                                        1994     47,564,000             7,108,000       N/A                N/A
                                                        1993     27,663,060             4,141,156       N/A                N/A

     Strategic Opportunities                   Dec. 31, 1995
                                                                   553,970*               231,911      12,307             12,307
                                               Dec. 31, 1994    2,986,131**               447,011       409                409
                                               Sep. 30, 1993      1,299,291               196,365       N/A                N/A
     Income & Growth                           Oct. 31, 1995                                                               N/A
                                                        1994     37,018,000             6,291,000       N/A                N/A
                                                        1993     28,877,882             4,215,606       N/A                N/A
     Emerging Markets Income                   Dec. 31, 1995
                                                        1994        406,046                59,134      2,877              2,877
                                                        1993            N/A                   N/A       N/A                N/A
     High Yield                                Oct. 31, 1995
                                                        1994      8,980,127             1,342,482      15,765             15,765
                                                        1993     10,465,950             1,524,348       N/A                 N/A
     Strategic Income                          Dec. 31, 1995
                                                        1994        197,904                     0      9,542              9,542
                                                        1993            N/A                   N/A       N/A                N/A
     Government Investment                     Oct. 31, 1995
                                                        1994        996,242               168,939       978                978
                                                        1993        993,386               145,628       N/A                N/A
     Short Fixed-Income                        Oct. 31, 1995
                                                        1994      4,396,909               877,639       N/A                N/A

                                         216






                                                                    SALES CHARGE REVENUE                      CDSC REVENUE

                                                                Amount Paid       Amount Retained   Amount Paid           Amount
                                           Fiscal Year Ended      to FDC               by FDC          to FDC        Retained by FDC
                                           -----------------    -----------       ---------------   ------------     ---------------
     Overseas                                  Oct. 31, 1995    $                    $                  $                  $
                                                        1993      5,308,796               968,759       N/A                N/A
     High Income Municipal                     Oct. 31, 1995
                                                        1994      6,327,614             1,038,989        0                  0
                                                        1993      9,918,856             1,417,733       N/A                N/A
     Short Intermediate Municipal Income       Nov. 30, 1995
                                                        1994        122,128                13,369       N/A                N/A
                                                        1993            N/A                   N/A       N/A                N/A
     Equity Income                             Nov. 30, 1995
                                                        1994      2,450,544               352,678      30,093             30,093
                                                        1993        792,962               117,757       N/A                N/A
     Intermediate Bond                         Nov. 30, 1995
                                                        1994      1,598,883               237,647      1,279              1,279
                                                        1993      1,436,859               210,713       N/A                N/A
     Intermediate Municipal Income             Nov. 30, 1995
                                                        1994        635,031                96,813        0                  0
                                                        1993        669,395                97,441       N/A                N/A



     * For the fiscal period October 1, 1994 through December 31, 1994. ** For the fiscal period October 1, 1993 through September 30, 1994.

                           Distribution and Service Plans
                           ------------------------------


         The Trustees have approved Distribution and Service Plans on behalf of each class of shares of the funds (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of a fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow Class A, Class B, and Institutional Class shares of each fund and FMR to incur certain expenses that might be considered to constitute direct or indirect payment by the funds of distribution expenses.


         Pursuant to the Class A Plans, FDC is paid a distribution fee as a percentage of Class A's average net assets at an annual rate of up to 0.75% for Equity Growth and Equity Income; up to 0.65% for each of Overseas, Growth Opportunities, Global Resources, Strategic Opportunities, and Income & Growth; up to 0.40% for each of Emerging Markets Income, High Yield, Strategic Income, Intermediate Bond, Government Investment, High

     Income Municipal, Short-Intermediate Municipal Income, Intermediate Municipal Income, New York Municipal Income, and California Municipal Income; and up to 0.15% for Short Fixed-Income. Pursuant to the Class B Plans, FDC is paid a distribution fee as a percentage of Class B's average net assets at an annual rate of up to 0.75% for each fund with Class B shares. For the purpose of calculating the distribution fees, average net assets are determined as of the close of business on each day throughout the month, but excluding assets attributable to Class A shares of Equity Growth, Equity Income, Emerging Markets Income, Strategic Opportunities, and Overseas purchased more than 144 months prior to such day. Currently, the Trustees have approved a distribution fee for Class A at an annual rate of 0.50% for the Equity Funds; 0.25% for the Bond Funds and the Intermediate-Term Bond Funds; and 0.15% for the Short-Term Bond Funds. Currently, the Trustees have approved a distribution fee for Class B at an annual rate of 0.75% for Overseas, Global Resources, Strategic Opportunities and Equity Income and 0.65% for the Bond Funds and the Intermediate-Term Bond Funds. These fees may be increased only when, in the opinion of the Trustees, it is in the best interests of the shareholders of the applicable class to do so. Class B of each fund also pays Investment Professionals a service fee at an annual rate of 0.25% of its average daily net assets determined at the close of business on each day throughout the month for personal service and/or the maintenance of shareholder accounts.


         The tables below show the distribution fees paid for Class A shares for the fiscal years ended 1995, 1994, and 1993, and for Class B shares for the fiscal periods ended 1995 and 1994. (Class B shares were not offered prior to June 30, 1994.)


                                                          CLASS A DISTRIBUTION FEES
                                                          -------------------------
                                            1993                           1994                            1995
                                            ----                           ----                            ----


                          Paid to                         Paid to                             Paid to
                          Investment     Retained    TotalInvestment    Retained              Investment   Retained by
              Fund        Professional     by FDC     FeesProfessionals  by FDC    Total Fees Professionals FDC          Total Fees
              ----         -----------    -------     ---- ------------ ---------  ---------- ------------- -----------  ----------
     Overseas                $ 325,181  $  97,554$ 422,735   $2,139,864 $ 641,958  $2,781,822
     Equity Growth             258,713    883,1411,141,854    3,312,525   999,987   4,312,512
     Global Resources           69,457     23,643   93,100      577,607   173,281     750,888
     Growth Opportunities    5,996,770  1,799,0307,795,800   16,056,714 4,817,016  20,873,730
     Strategic               1,092,965    330,4911,423,456      470,225   141,067     611,292
     Opportunities
     Equity Income              94,623     28,435  123,058      441,208   132,362     573,570
     Income & Growth         4,330,092  1,299,0265,629,118   13,406,000 3,203,000  16,609,000

                                         218






                          Paid to                         Paid to                             Paid to
                          Investment     Retained    TotalInvestment    Retained              Investment   Retained by
              Fund        Professional     by FDC     FeesProfessionals  by FDC    Total Fees Professionals FDC          Total Fees
              ----         -----------    -------     ---- ------------ ---------  ---------- ------------- -----------  ----------
     Emerging Markets              N/A        N/A      N/A       31,604     8,331      39,935
     Income
     High Yield                745,985          0  745,985    1,526,214         0   1,526,214
     Strategic Income              N/A        N/A      N/A        1,626       488       2,144
     Government                101,981          0  101,981      227,532         0     227,532
     Investment
     Intermediate Bond          56,220          0   56,220      264,949         0     264,949
     Short Fixed-Income        538,933          0  538,933    1,212,008         0   1,212,008
     High Income               101,981          0  101,981    1,374,438         0   1,374,438
     Municipal
     Intermediate
     Municipal Income           38,552          0   38,552      138,512         0     138,512
     Short-Intermediate
     Municipal Income              N/A        N/A      N/A       11,446         0      11,446
     New York Municipal Income


                                                          CLASS B DISTRIBUTION FEES
                                                        1994                                         1995
                                                        ---                                          ----
                                   Shareholder
                                     Service          Retained                       Shareholder   Retained   Total
     Fund                              Fees            by FDC         Total Fees     Service Fees   by FDC     Fees
     ----                          -----------       ---------        ----------     ------------  --------    ----
     Strategic Opportunities             $7,964           $23,892          $31,856
     Equity Income                       16,215           54,580           70,795
     Emerging Markets Income             3,215            9,771            12,986
     High Yield                          7,052            21,157           28,209
     Strategic Income                    2,155            6,465            8,620
     Government Investment               817              2,449            3,266
     Intermediate Bond                   1,689            5,070            6,759
     High Income Municipal               3,238            9,713            12,951
     Intermediate Municipal              965              2,893            3,858
     Income
     New York Municipal Income
     Overseas
     Global Resources


         Under each Plan, if the payment of management fees by the funds to FMR is deemed to be indirect financing by the funds of the distribution of their shares, such payment is authorized by the Plans. Each Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources to reimburse FDC for expenses incurred in connection with the distribution of the applicable class, including payments made to third parties that assist in selling shares of the applicable class of each fund or to third parties, including banks, that render shareholder support services. The Trustees have authorized such payments for all classes of the funds.


         No third party payments were made by FMR in the fiscal years ended 1995, 1994, and 1993 under the Institutional Class Plan on behalf of the funds.


         Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of each Plan, and have determined that there is a reasonable likelihood that the Plan will benefit the applicable class of each fund and its shareholders. In particular, the Trustees noted that the Institutional Class Plans do not authorize payments by the Institutional Class of each fund other than those made to FMR under its management contract with the fund. To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of shares of the applicable class of each fund, additional sales of fund shares may result. Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.

         The Class A and Class B Plans do not provide for specific payments by the applicable class of any of the expenses of FDC, or obligate FDC or FMR to perform any specific type or level of distribution activities or incur any specific level of expense in connection with distribution activities. After payments by FDC for advertising, marketing and distribution, and payments to third parties, the amounts remaining, if any, may be used as FDC may elect.

         The Plans were approved by the shareholders of each class on the dates shown in the table below:


                                                                      Date of Shareholder Approval
                                                                        -------------------------
     Fund                                                 Class A               Class B              Institutional
     ----                                                 -------               -------              -------------
     Overseas                                             10/90                  06/26/94               06/26/95
     Equity Growth                                        09/25/86               N/A                    09/25/86
     Global Resources                                     12/01/94               06/26/95               06/26/95
     Growth Opportunities                                 01/01/95               N/A                    06/26/95
     Strategic Opportunities                              08/25/87               06/26/94               06/26/95
     Equity Income                                        07/23/86               06/26/94               07/23/86
     Income & Growth                                      01/01/95               N/A                    06/26/95
     Emerging Markets Income                              02/10/94               05/26/95               06/26/95
     High Yield                                           01/01/95               01/01/95               06/26/95
     Strategic Income                                     10/14/94               10/14/94               06/26/95
     Government Investment                                01/01/95               01/01/95               12/23/87
     Intermediate Bond                                    01/01/95               01/01/95               12/23/87
     Short Fixed-Income                                   01/01/95               N/A                    06/26/95
     High Income Municipal                                12/01/94               12/01/94               06/26/95
     Intermediate Municipal Income                        07/01/95               06/26/94               10/21/87
     Short-Intermediate Municipal Income                  07/01/95               N/A                    06/26/95
     New York Municipal Income
     California Municipal Income
     Mid Cap
     Large Cap

         The Glass-Steagall Act generally prohibits federally and state chartered or supervised banks from engaging in the business of underwriting, selling, or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, FDC believes that the Glass-Steagall Act should not preclude a bank from performing shareholder support services, or servicing and recordkeeping functions. FDC intends to engage banks only to perform such functions. However, changes in federal or state statutes and regulations pertaining to the permissible activities of banks and their affiliates or subsidiaries, as well as further judicial or administrative decisions or interpretations, could prevent a bank from continuing to perform all or a part of the contemplated services. If a bank were prohibited from so acting, the Trustees would consider what actions, if any, would be necessary to continue to provide efficient and effective shareholder services. In such event, changes in the operation of the funds might occur, including possible termination of any automatic investment or redemption or other services then provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and banks and other financial institutions may be required to register as dealers pursuant to state law.

         Each fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plans. No preference for the instruments of such depository institutions will be shown in the selection of investments.


                              DESCRIPTION OF THE TRUSTS
                              -------------------------


         Trust Organization. Equity Growth, Mid Cap, and Large Cap are funds of Fidelity Advisor Series I, an open-end management investment company organized as a Massachusetts business trust by a Declaration of Trust dated June 24, 1983, as amended and restated July 18, 1991, and as supplemented April 15, 1993. On July 18, 1991, the name was changed from Equity Growth to Fidelity Broad Street Trust. On April 15, 1993, its name was changed by an amendment to the Declaration of Trust from Fidelity Broad Street Trust to Fidelity Advisor Series I.

         Short Fixed-Income Fund, Government Investment Fund, High Yield Fund, Growth Opportunities Fund, and Income & Growth Fund are funds of Fidelity Advisor Series II, an open-end management investment company organized as a Massachusetts business trust by a Declaration of Trust dated April 24, 1986. On April 7, 1993, the Board of Trustees voted to change the name of the trust from Fidelity Diversified Trust to Fidelity Advisor Series II.

         Equity Income Fund is a fund of Fidelity Advisor Series III, an open-end management investment company organized as a Massachusetts business trust by a Declaration of Trust dated May 17, 1982. On January 29, 1986, the name was changed from Equity Portfolio: Income to Fidelity Franklin Street Trust. On April 15, 1993 the trust's name was again changed to Fidelity Advisor Series III.

         Intermediate Bond Fund is a fund of Fidelity Advisor Series IV, an open-end management investment company organized as a Massachusetts business trust by a Declaration of Trust dated May 6, 1983. On January 29, 1992 the name of the trust was changed from Income Portfolios to Fidelity Income Trust, and on April 15, 1993, the Board of Trustees voted to change the trust's name to Fidelity Advisor Series IV. An amended and restated Declaration of Trust, dated March 16, 1995, was filed on April 12, 1995.

         Global Resources Fund, High Income Municipal Fund, California Municipal Income, and New York Municipal Income are funds of Fidelity Advisor Series V, an open-end management investment company organized as a Massachusetts business trust by a Declaration of Trust dated April 23, 1986, as amended and restated July 18, 1991, and as supplemented April 15, 1993. On July 18, 1991, the Board of Trustees voted to change the name of the trust from Plymouth Investment Series to Fidelity Investment Series, and on April 15, 1993, the Board voted to change the trust's name to Fidelity Advisor Series V. An amended and restated Declaration of Trust dated March 16, 1995 was filed on April 12, 1995.

         Short-Intermediate Municipal Income Fund and Intermediate Municipal Income Fund are funds of Fidelity Advisor Series VI, an open-end management investment company organized as a Massachusetts business trust by a Declaration of Trust dated June 1, 1983, as amended and restated May 5, 1993. On January 29, 1992, the name of the trust was changed from Tax-Exempt Funds to Fidelity Oliver Street Trust and on April 15, 1993 the Board of Trustees voted to change the name of the trust to Fidelity Advisor Series VI.

         Overseas Fund is a fund of Fidelity Advisor Series VII, an open-end management investment company organized as a Massachusetts business trust by a Declaration of Trust dated March 21, 1980 as amended and restated July 18, 1991 and as supplemented April 15, 1993. On July 18, 1991, the Board of Trustees voted to change the name of the trust from Plymouth Securities Trust to Fidelity Securities Trust, and on April 15, 1993 the Board of Trustees voted to change the name of the trust to Advisor Series VII.

         Strategic Opportunities Fund, Strategic Income Fund, and Emerging Markets Income Fund are funds of Fidelity Advisor Series VIII, an open-end management investment company organized as a Massachusetts business trust by a Declaration of Trust dated September 23, 1983, as amended and restated October 1, 1986 and as supplemented November 29, 1990. On April 15, 1993 the name of the trust was changed from Fidelity Special Situations Fund to Fidelity Advisor Series VIII.

         Each Declaration of Trust permits the Trustees to create additional funds.

         In the event that FMR ceases to be the investment adviser to a fund, the right of the trust or fund to use the identifying name "Fidelity" may be withdrawn.

         The assets of each trust received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are especially allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund are segregated on the books of account, and are to be charged with the liabilities with respect to such fund and with a share of the general liabilities of their respective trusts. Expenses with respect to each trust are to be allocated in proportion to the asset value of their respective funds, except where allocations of direct expense can otherwise be fairly made. The officers of each trust, subject to the general supervision of the Board of Trustees, have the power to determine which expenses are allocable to a given fund, or which are general or allocable to all of the funds of a certain trust. In the event of the dissolution or liquidation of a trust, shareholders of each fund of that trust are entitled to receive as a class the underlying assets of such fund available for distribution.

         Shareholder and Trustee Liability. Each trust is an entity of the type commonly known as "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust. Each Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or its Trustees shall include a provision limiting the obligations created thereby to the trust and its assets. Each Declaration of Trust provides for indemnification out of each fund's property of any shareholder held personally liable for the obligations of the fund. Each Declaration of Trust also provides that its funds shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote.


         Each Declaration of Trust further provides that the Trustees, if they have exercised reasonable care, will not be liable for any neglect or wrongdoing, but nothing in the Declaration of Trust protects Trustees against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. Claims asserted against one class of shares may subject the holders of another class of shares to certain liabilities.


         Voting Rights. Each fund's capital consists of shares of beneficial interest. The shares have no preemptive rights, and Class A and
     Institutional  Class  shares have  no  conversion  rights;  the voting  and dividend rights, the conversion rights of Class B shares, the right of redemption, and the privilege of exchange are described in the Prospectus. Shareholders of Global Resources, Growth Opportunities, Equity Income, Income & Growth, High Yield, High Income Municipal, Government Investment, Intermediate Bond, Intermediate Municipal Income, California Municipal Income, New York Municipal Income, Short Fixed-Income, and Short-Intermediate Municipal Income receive one vote for each dollar of net asset value owned. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder and Trustee Liability" above. Shareholders representing 10% or more of a trust, a fund, or class of a fund may, as set forth in the Declaration of Trust, call meetings of the trust, fund or class, as applicable, for any purpose related to the trust, fund, or class, as the case may be, including, in the case of meeting of an entire trust, the purpose of voting on removal of one or more Trustees. Each trust or fund may be terminated upon the sale of its assets to another open-end management investment company, or upon liquidation and distribution of its assets, if approved by vote of the holders of a majority of the outstanding shares of the funds of Advisor Series I, VI, VII, and VIII, or, as determined by the current value of each shareholder's investment in the funds of Advisor Series II, III, IV, and
     V. If not so terminated, each trust and funds will continue indefinitely. Global Resources, Growth Opportunities, Income & Growth, Emerging Markets Income, Strategic Opportunities, High Yield, Strategic Income, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, California Municipal Income, New York Municipal Income, Mid Cap, Large Cap, and Intermediate Municipal Income may invest all of their assets in another investment company.


         Custodians. Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts, is custodian of the assets of Global Resources, Growth Opportunities, and Strategic Opportunities. The Chase Manhattan Bank, N.A., 1211 Avenue of the Americas, New York, New York, is custodian of the assets of Overseas, Equity Growth, Equity Income, Income & Growth, and Emerging Markets Income. The Bank of New York, 110 Washington Street, New York, New York, is custodian of the assets of High Yield, Strategic Income, Government Investment, Intermediate Bond, and Short Fixed-Income. UMB Bank, n.a., 1010 Grand Avenue, Kansas City, Missouri, is custodian of the assets of High Income Municipal, Intermediate Municipal Income, California Municipal Income, New York Municipal Income, and Short-Intermediate Municipal Income. The custodian is responsible for the safekeeping of the fund's assets and the appointment of subcustodian banks and clearing agencies. The custodian takes no part in determining the investment policies of the fund or in deciding which securities are purchased or sold by a fund. Chemical Bank, headquartered in New York, may also serve as a special purpose custodian of certain assets in connection with pooled repurchase agreement transactions.


         FMR, its officers and directors, its affiliated companies, and the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain of the funds advised by FMR. The Boston branch of the custodian bank of Global
     Resources, Growth Opportunities, and Strategic Opportunities leases its office space from an affiliate of FMR at a lease payment which, when entered into, was consistent with prevailing market rates. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.


         Auditor. ________________________, serves as the independent accountant for Mid Cap, Equity Growth, Global Resources, Growth Opportunities, Strategic Opportunities, Large Cap, Equity Income, Income & Growth, Emerging Markets Income, High Yield, New York Municipal Income, California Municipal Income, Strategic Income, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Intermediate Municipal Income, and Short-Intermediate Municipal Income. _____________________, serves as the independent accountant for Overseas.

     The auditor examines financial statements for each fund and provides other audit, tax, and related services.


                                FINANCIAL STATEMENTS



         Each fund's financial statements and financial highlights for the fiscal period ended October 31, November 30, or December 31, 1995, as appropriate, are included in the Annual Reports, which are separate reports supplied with this SAI. Each fund's financial statements and financial highlights are incorporated herein by reference.


                                       Appendix



         Dollar-weighted average maturity is derived by multiplying the value of each investment by the number of days remaining to its maturity, adding these calculations, and then dividing the total by the value of the fund's portfolio. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.


         For example, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. When a municipal bond issuer has committed to call an issue of bonds and has established an independent escrow account that is sufficient to, and is pledged to, refund that issue, the number of days to maturity for the prerefunded bond is considered to be the number of days to the announced call date of the bonds. Also, the maturities of mortgage-backed securities and some asset-backed securities, such as collateralized mortgage obligations, are determined on a weighted average life basis, which is the average time for principal to be repaid. For a mortgage security, this average time is calculated by estimating the timing of principal payments, including unscheduled prepayments, during the life of the mortgage. The weighted average life of these securities is likely to be substantially shorter than their stated final maturity.

                     Fidelity Advisor Funds: Institutional Class
                                Cross Reference Sheet


       Form N-1A                                                         Statement of Additional
       Item Number                                                         Information Section
       -----------                                                        ---------------------


       10, 11  . . . . . . . . . . . . . . . . . . .   Cover Page; Table of Contents

       12  . . . . . . . . . . . . . . . . . . . . .   Description of the Trusts

       13    a - c   . . . . . . . . . . . . . . . .   Investment Policies and Limitations

             d   . . . . . . . . . . . . . . . . . .   Portfolio Transactions

       14    a - c   . . . . . . . . . . . . . . . .   Trustees and Officers

       15    a   . . . . . . . . . . . . . . . . . .   *

             b - c   . . . . . . . . . . . . . . . .   Trustees and Officers

       16    a    i  . . . . . . . . . . . . . . . .   FMR

                  ii   . . . . . . . . . . . . . . .   Trustees and Officers

                  iii  . . . . . . . . . . . . . . .   Management Contracts; Contracts with FMR Affiliates

             b - d   . . . . . . . . . . . . . . . .   Management Contracts; Contracts with FMR Affiliates

             e   . . . . . . . . . . . . . . . . . .   Management Contracts

             f   . . . . . . . . . . . . . . . . . .   Distribution and Service Plans

             g   . . . . . . . . . . . . . . . . . .   *

             h   . . . . . . . . . . . . . . . . . .   Description of the Trusts

             i   . . . . . . . . . . . . . . . . . .   Contracts with FMR Affiliates

       17    a   . . . . . . . . . . . . . . . . . .   Portfolio Transactions

             b   . . . . . . . . . . . . . . . . . .   Portfolio Transactions

             c   . . . . . . . . . . . . . . . . . .   Portfolio Transactions

             d                 . . . . . . . . . . .   Portfolio Transactions






       Form N-1A                                                         Statement of Additional
       Item Number                                                         Information Section
       -----------                                                        ---------------------

             e                 . . . . . . . . . . .   *

       18    a   . . . . . . . . . . . . . . . . . .   Description of the Trusts

             b   . . . . . . . . . . . . . . . . . .   *

       19    a   . . . . . . . . . . . . . . . . . .   Additional Purchase, Exchange and Redemption Information

             b   . . . . . . . . . . . . . . . . . .   Valuation; Additional Purchase, Exchange and Redemption
                                                       Information

             c   . . . . . . . . . . . . . . . . . .   *

       20                                              Distributions and Taxes

       21    a, b  . . . . . . . . . . . . . . . . .   Distribution and Service Plans; Contracts with FMR
                                                       Affiliates

             c   . . . . . . . . . . . . . . . . . .   *

       22  . . . . . . . . . . . . . . . . . . . . .   Performance; Appendix

       23  . . . . . . . . . . . . . . . . . . . . .   Financial Statements



     *      Not Applicable


                                FIDELITY ADVISOR FUNDS
                                 INSTITUTIONAL CLASS
                         STATEMENT OF ADDITIONAL INFORMATION
                                  February 26, 1996


     This Statement of Additional Information (SAI) is not a prospectus but should be read in conjunction with the funds' current Prospectus (dated February 26, 1996) for Institutional Class shares. Please retain this document for future reference. Each fund's financial statements and financial highlights, included in the respective Annual Reports, for the most recent fiscal period are incorporated herein by reference. To obtain an additional copy of this SAI, the Prospectus or any Annual Report, please call Fidelity Distributors Corporation, 82 Devonshire Street, Boston, Massachusetts 02109 or your Investment Professional.


       TABLE OF CONTENTS
                                                                          PAGE

       Investment Policies and Limitations

       Special Considerations Affecting Canada

       Special Considerations Affecting Latin America

       Special Considerations Affecting Japan, the Pacific Basin, and Southeast Asia

       Special Considerations Affecting Europe

       Special Considerations Affecting Africa



       Special Considerations Affecting New York

       Special Considerations Affecting California

       Special Considerations Affecting Puerto Rico



       Portfolio Transactions

       Valuation

       Performance

       Additional Purchase, Exchange, and Redemption Information

       Distributions and Taxes

       FMR

       Trustees and Officers

       Management Contracts

       Contracts with FMR Affiliates

       Distribution and Service Plans

       Description of the Trusts

       Financial Statements

       Appendix

                                                                    ACOM-ptb-296
       Growth Funds
       ------------

       Fidelity Advisor Overseas Fund



       Fidelity Advisor Mid Cap Fund

       Fidelity Advisor Equity Growth Fund



       Fidelity Advisor Global Resources Fund

       Fidelity Advisor Growth Opportunities Fund

       Fidelity Advisor Strategic Opportunities Fund



       Fidelity Advisor Large Cap Fund



       Growth and Income Funds
       -----------------------

       Fidelity Advisor Equity Income Fund

       Fidelity Advisor Income & Growth Fund

       Taxable Income Funds
       --------------------

       Fidelity Advisor Emerging Markets Income Fund

       Fidelity Advisor High Yield Fund

       Fidelity Advisor Strategic Income Fund

       Fidelity Advisor Government Investment Fund



       Fidelity Advisor Intermediate Bond Fund



       Fidelity Advisor Short Fixed-Income Fund

       Municipal Funds
       ---------------



       Fidelity Advisor High Income Municipal Fund



       Fidelity Advisor Intermediate Municipal Income
       Fund

       Fidelity Advisor Short-Intermediate
       Municipal Income Fund

       Fidelity Advisor New York Municipal Income Fund

       Fidelity Advisor California Municipal Income Fund



       Investment Adviser
       ------------------

       Fidelity Management & Research Company (FMR)


       Investment Sub-Advisers
       -----------------------

       Fidelity Management & Research (U.K.) Inc.
       (FMR U.K.)

       Fidelity Management & Research (Far East) Inc.
       (FMR Far East)

       Fidelity International Investment Advisors (FIIA)

       Fidelity International Investment Advisors (U.K.)
       Limited (FIIAL U.K.)

       Fidelity Investments Japan Limited (FIJ)


       Distributor
       -----------

       Fidelity Distributors Corporation (FDC)

       Transfer Agent
       --------------

       Fidelity Investments Institutional Operations
       Company (FIIOC) (Taxable Funds)



       UMB Bank, n.a. (UMB) (Municipal Funds)

                         Investment Policies and Limitations
                         -----------------------------------

         The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets or other circumstances will not be considered when determining whether the investment complies with a fund's investment policies and limitations.

         A fund's fundamental investment policies and limitations cannot be changed without approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940) of the fund. However, except for the fundamental investment limitations listed below and the policies restated in the "Fundamental Policies" paragraph on page __, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.


     OVERSEAS FUND

         THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

         (1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than obligations issued or guaranteed by the government of the United States, its agencies or instrumentalities) if, as a result thereof: (i) more than 5% of the fund's total assets would be invested in the securities of such issuer or (ii) the fund would hold more than 10% of the outstanding voting securities of such issuer;

         (2) issue senior securities, except as permitted under the Investment Company Act of 1940;

         (3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the value of its total assets (including the amount borrowed), less liabilities (other than borrowings). Any borrowings that come to exceed 33 1/3% of the fund's total assets by reason of a decline in net assets will be reduced within three days (exclusive of Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

         (4) underwrite any issue of securities, except to the extent that the fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

         (5) purchase the securities of any issuer (other than obligations issued or guaranteed by the government of the United States, its agencies or instrumentalities) if, as a result thereof, more than 25% of the fund's total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry;

         (6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

         (7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

         (8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

         THE FOLLOWING LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

         (i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

         (ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

         (iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.

         (iv) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the price at which they are valued.

         (v) The fund does not currently intend to invest in interests in real estate investment trusts that are not readily marketable or invest in interests in real estate limited partnerships that are not listed on the New York Stock Exchange or the American Stock Exchange or traded on the NASDAQ National Market System if, as a result, the sum of such interests and other investments considered illiquid under limitation (iv) would exceed 15% of the fund's net assets.

         (vi) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements).

         (vii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.

         (viii) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.

         (ix) The fund does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 10% of the fund's net assets. Included in that amount, but not to exceed 2% of net assets, are warrants whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants acquired by the fund in units or attached to securities are not subject to these restrictions.

         (x) The fund does not currently intend to invest in oil, gas or other mineral exploration or development programs or leases.

         (xi) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.

         For purposes of limitation (viii), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."


         For the fund's limitations on futures and options transactions, see the section entitled "Futures and Options" beginning on page __.


     MID CAP FUND

         THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

         (1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;


         (2) issue senior securities, except as permitted under the Investment Company Act of 1940;


         (3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;


         (4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;


         (5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;


         (6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

         (7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or


         (8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.


         (9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.


         THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

         (i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.


         (ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.


         (iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.

         (iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.


         (v) The fund does not currently intend to purchase interests in real estate investment trusts that are not readily marketable or interests in real estate limited partnerships that are not listed on an exchange or traded on the NASDAQ National Market System if, as a result, the sum of such interests and other investments considered illiquid under limitation
     (iv) would exceed 10% of the fund's net assets.


         (vi) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)


         (vii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.


         (viii) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.


         (ix) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years continuous operation.


         (x) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.

         (xi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.


         For purposes of limitation (ix), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."


         For the fund's limitations on futures and options transactions, see the section entitled "Futures and Options" beginning on page __.



     EQUITY GROWTH FUND

         THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT
      LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

         (1) purchase the securities of any issuer (other than obligations issued or guaranteed by the Government of the United States, its agencies or instrumentalities) if, as a result (a) more than 5% of the fund's total assets (taken at current value) would be invested in the securities of such issuer, or (b) the fund would hold more than 10% of the voting securities of such issuer;

         (2) make short sales of securities (unless it owns or by virtue of its ownership of other securities has the right to obtain, securities equivalent in kind and amount to the securities sold), provided, however, that the fund may purchase or sell futures contracts;

         (3) purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions, provided, however, that the fund may make initial and variation margin payments in connection with purchases or sales of futures contracts or of options on futures contracts;

         (4) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the value of the fund's total assets (including the amount borrowed) less liabilities (not including borrowings). Any borrowings that come to exceed 33 1/3% of the value of the fund's total assets by reason of a decline in net assets will be reduced within 3 days (exclusive of Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

         (5) underwrite any issue of securities (to the extent that the fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);

         (6) purchase the securities of any issuer (other than obligations issued or guaranteed by the Government of the United States, its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry;

         (7) purchase or sell real estate (but this shall not prevent the fund from investing in marketable securities issued by companies such as real estate investment trusts which deal in real estate or interests therein and participation interests in pools of real estate mortgage loans);

         (8) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities);

         (9) lend any security or make any other loan if, as a result, more than 33 1/3% of the fund's total assets would be lent to other parties, except (i) through the purchase of a portion of an issue of debt securities in accordance with its investment objective, policies and limitations, or (ii) by engaging in repurchase agreements with respect to portfolio securities;

         (10) purchase securities of other investment companies (except in the open market where no commission other than the ordinary broker's commission is paid, or as a part of a merger or consolidation, and in no event may investments in such securities exceed 10% of the total assets of the fund);

         (11) purchase the securities of any issuer if, as a result, more than 5% of the fund's total assets (taken at current value) would be invested in the securities of companies which, including predecessors, have a record of less than three years of continuous operation; or

         (12) invest in oil, gas, or other mineral exploration or development programs.

         THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

         (i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

         (ii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (4)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.

         (iii) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

         (iv) The fund does not currently intend to purchase interests in real estate investment trusts that are not readily marketable, or interests in real estate limited partnerships that are not listed on an exchange or traded on the NASDAQ National Market System if, as a result, the sum of such interests and other investments considered illiquid under limitation (iii) would exceed 10% of the fund's net assets.

         (v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

         (vi) The fund does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 5% of the fund's net assets. Included in that amount, but not to exceed 2% of the fund's net assets, may be warrants that are not listed on the New York Stock Exchange or the American Stock Exchange. Warrants acquired by the fund in units or attached to securities are not subject to these restrictions.

         (vii) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.

         (viii) The fund does not currently intend to invest in oil, gas or other mineral exploration or development programs or leases.

         (ix) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.

         For purposes of limitations (11) and (ix), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."


         For the fund's limitations on futures and options transactions, see the section entitled "Futures and Options" beginning on page __.


     GLOBAL RESOURCES FUND

         THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

         (1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than obligations issued or guaranteed by the government of the United States, or any of its agencies or instrumentalities) if, as a result thereof, (a) more than 5% of the fund's total assets would be invested in the securities of such issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of such issuer;

         (2) issue senior securities, except as permitted under the Investment Company Act of 1940;

         (3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;


         (4) underwrite securities issued by others, except to the extent that the fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

         (5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

         (6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); or


         (7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.


         (8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

         THE FOLLOWING LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

         (i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

         (ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

         (iii) The fund may borrow money only (a) from a bank or from a registered investment company or fund for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.


         (iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

         (v) The fund does not currently intend to purchase interests in real estate investment trusts that are not readily marketable or interests in real estate limited partnerships that are not listed on an exchange or traded on the NASDAQ National Market System if, as a result, the sum of such interests and other investments considered illiquid under limitation
     (iv) would exceed 10% of the fund's net assets.

         (vi) The fund does not currently intend to invest in physical commodities other than precious metals (i.e., gold, palladium, platinum and silver) and it intends to limit such investments to not more than 25% of the fund's total assets. The fund may receive no more than 10% of its yearly income from gains resulting from selling metals or any other physical commodity.


         (vii) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)


         (viii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange or as a result of a reorganization, consolidation, or merger.


         (ix) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.


         (x) The fund does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 10% of the fund's net assets. Included in that amount, but not to exceed 2% of net assets, are warrants whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants acquired by the fund in units or attached to securities are not subject to these restrictions.

         (xi) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.


         (xii) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.


         (xiii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.


         For purposes of limitation (ix), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."


         For the fund's limitations on futures contracts and options, see the section entitled "Futures and Options" on page __.


     GROWTH OPPORTUNITIES FUND

         THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

         (1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

         (2) issue senior securities, except as permitted under the Investment Company Act of 1940;

         (3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

         (4) underwrite securities issued by others except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933, in the disposition of restricted securities;

         (5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

         (6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

         (7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

         (8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

         (9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

         THE FOLLOWING LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

         (i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

         (ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

         (iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.

         (iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

         (v) The fund does not currently intend to purchase interests in real estate investment trusts that are not readily marketable or interests in real estate limited partnerships that are not listed on an exchange or traded on the NASDAQ National Market System if, as a result, the sum of such interests and other investments considered illiquid under limitation
     (iv) would exceed 10% of the fund's net assets.

         (vi) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments, and in connection therewith, assuming any associated unfunded commitments of the sellers. (This limit does not apply to purchases of debt securities or to repurchase agreements.)

         (vii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.

         (viii) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.

         (ix) The fund does not currently intend to purchase warrants, valued at the lower cost or market, in excess of 5% of the fund's net assets. Included in that amount, but not to exceed 2% of net assets, may be warrants that are not listed on the New York Stock Exchange or the American Stock Exchange. Warrants acquired by the fund in units or attached to securities are not subject to these restrictions.

         (x) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.

         (xi) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.

         (xii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

         For purposes of limitation (viii), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."


         For the fund's limitations on futures and options transactions, see the section entitled "Futures and Options" on page __.


     STRATEGIC OPPORTUNITIES FUND

         THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

         (1) purchase the securities of any issuer (other than obligations issued or guaranteed by the government of the United States, its agencies, or instrumentalities) if, as a result thereof, more than 5% of the fund's total assets (taken at current value) would be invested in the securities of such issuer;

         (2) purchase the securities of any issuer, if such purchase, at the time thereof, would cause more than 10% of the outstanding voting securities of such issuer to be held in the fund's portfolio;

         (3) issue senior securities (except to the extent that issuance of one or more classes of shares of the fund in accordance with an order issued by the Securities and Exchange Commission may be deemed to constitute issuance of a senior security);

         (4) make short sales of securities, (unless it owns, or by virtue of its ownership of other securities has the right to obtain, at no additional cost, securities equivalent in kind and amount to the securities sold); provided, however, that the fund may enter into forward foreign currency exchange transactions; and further provided that the fund may purchase or sell futures contracts;

         (5) purchase any securities or other property on margin, (except for such short-term credits as are necessary for the clearance of transactions); provided, however, that the fund may make initial and variation margin payments in connection with purchases or sales of futures contracts or options on futures contracts;

         (6) borrow money except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the value of the fund's total assets (including the amount borrowed) less liabilities (not including borrowings). Any borrowings that come to exceed 33 1/3% of the fund's total assets by reason of a decline in net assets, will be reduced within three days (exclusive of Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation. The fund will not purchase securities for investment while borrowings equaling 5% or more of its total assets are outstanding;

         (7) underwrite any issue of securities (except to the extent that the fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of "restricted securities");

         (8) purchase the securities of any issuer (other than obligations issued or guaranteed by the government of the United States, its agencies, or instrumentalities) if, as a result thereof, more than 25% of the fund's total assets would be invested in the securities of one or more issuers having their principal business activities in the same industry;

         (9) purchase or sell real estate (but this shall not prevent the fund from investing in marketable securities issued by companies such as real estate investment trusts which deal in real estate or interests therein and participation interests in pools of real estate mortgage loans);

         (10) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities);

         (11) lend any security or make any other loan if as a result, more than 33 1/3% of the fund's total assets would be lent to other parties except (i) through the purchase of a portion of an issue of debt securities in accordance with its investment objective, policies, and limitations, or (ii) by engaging in repurchase agreements with respect to portfolio securities;

         (12) purchase securities of other investment companies (except in the open market where no commission other than the ordinary broker's commission is paid, or as part of a merger or consolidation, and in no event may investments in such securities exceed 10% of the value of total assets of the fund). The fund may not purchase or retain securities issued by other open-end investment companies;

         (13) invest more than 5% of the fund's total assets (taken at market value) in the securities of companies which, including predecessors, have a record of less than three years' continuous operation; or

         (14) invest in oil, gas, or other mineral exploration or development programs.


         THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

         (i) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (6)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.

         (ii) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

         (iii) The fund does not currently intend to purchase interests in real estate investment trusts that are not readily marketable or interests in real estate limited partnerships that are not listed on an exchange or traded on the NASDAQ National Market System if, as a result, the sum of such interests and other investments considered illiquid under limitation
     (ii) would exceed 10% of the fund's net assets.

         (iv) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

         (v) The fund does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 5% of the fund's net assets. Included in that amount, but not to exceed 2% of the fund's net assets, may be warrants that are not listed on the New York Stock Exchange or the American Stock Exchange. Warrants acquired by the fund in units or attached to securities are not subject to these restrictions.

         (vi) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.

         (vii) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.


         (viii) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.


         For purposes of limitation (viii), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."


         For the fund's limitations on futures and options transactions, see the section entitled "Futures and Options" on page __.



     LARGE CAP FUND

         THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

         (1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;


         (2) issue senior securities, except as permitted under the Investment Company Act of 1940;


         (3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

         (4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;


         (5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;


         (6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);


         (7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or


         (8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.


         (9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.


         THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.


         (i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

         (ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.


         (iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.


         (iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.


         (v) The fund does not currently intend to purchase interests in real estate investment trusts that are not readily marketable or interests in real estate limited partnerships that are not listed on an exchange or traded on the NASDAQ National Market System if, as a result, the sum of such interests and other investments considered illiquid under limitation (iv) would exceed 10% of the fund's net assets.


         (vi) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)


         (vii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.

         (viii) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.


         (ix) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years continuous operation.


         (x) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.


         (xi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.


         For purposes of limitations (ix), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."


         For the fund's limitations on futures and options transactions, see the section entitled "Futures and Options" beginning on page __.



     EQUITY INCOME FUND

         THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

         (1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

         (2) issue senior securities, except as permitted under the Investment Company Act of 1940;

         (3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

         (4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

         (5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

         (6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

         (7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

         (8) lend any security or make any other loan if, as a result, more than 33 1/3% of total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.


         THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

         (i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

         (ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

         (iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.

         (iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

         (v) The fund does not currently intend to invest in interests in real estate investment trusts that are not readily marketable or invest in interests in real estate limited partnerships that are not listed on the New York Stock Exchange or the American Stock Exchange or traded on the NASDAQ National Market System if, as a result, the sum of such interests and other investments considered illiquid under limitation (iv) would exceed 10% of the fund's net assets.

         (vi) The fund does not currently intend to lend assets other than securities to other parties, except (a) by lending money (up to 7.5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser, or
     (b) acquiring loans, loan participations, or other forms of direct debt instruments and in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

         (vii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation or merger.

         (viii) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.

         (ix) The fund does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 5% of the fund's net assets. Included in that amount, but not to exceed 2% of the fund's net assets, may be warrants that are not listed on the New York Stock Exchange or the American Stock Exchange. Warrants acquired by the fund in units or attached to securities are not subject to these restrictions.

         (x) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.

         (xi) The fund does not currently intend to invest in oil, gas or other mineral exploration or development programs or leases.

         For purposes of limitation (viii), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."



         For the fund's limitations on futures and options transactions, see the section entitled "Futures and Options" beginning on page __.


     INCOME & GROWTH FUND

         THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

         (1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

         (2) issue senior securities, except as permitted under the Investment Company Act of 1940;

         (3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

         (4) underwrite securities issued by others except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933, in the disposition of restricted securities;

         (5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

         (6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

         (7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

         (8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

         (9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

         THE FOLLOWING LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

               (i) The fund does not currently intend to sell securities short unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

              (ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

             (iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.

              (iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

               (v) The fund does not currently intend to purchase interests in real estate investment trusts that are not readily marketable or interests in real estate limited partnerships that are not listed on an exchange or traded on the NASDAQ National Market System if, as a result, the sum of such interests and other investments considered illiquid under limitation (iv) would exceed 10% of the fund's net assets.

              (vi) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser, or (b) acquiring loans, loan participations or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

             (vii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.

            (viii) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.

              (ix) The fund does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 5% of its net assets. Included in that amount, but not to exceed 2% of the fund's net assets, may be warrants that are not listed on the New York Stock Exchange or the American Stock Exchange. Warrants acquired by the fund in units or attached to securities are not subject to these restrictions.

               (x) The fund does not currently intend to invest in oil, gas, other mineral exploration or development programs or leases.

              (xi) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of FMR who individually own more than 1/2 of

     1% of the securities of such issuer together own more than 5% of such issuer's securities.

             (xii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

                      For purposes of limitation (viii), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."

                      For the fund's limitations on futures and options transactions, see the section entitled "Futures and Options" beginning on page __.

     EMERGING MARKETS INCOME FUND

              THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

               (1) issue senior securities, except as permitted under the Investment Company Act of 1940;

               (2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

               (3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;


               (4) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

               (5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

               (6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

               (7) lend any security or make any other loan if, as a result, more than 33 1/3% of total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

               (8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

             THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.


               (i) To meet federal tax requirements for qualification as a "regulated investment company," the fund limits its investments so that at the close of each quarter of its taxable year: (a) with regard to at least 50% of total assets, no more than 5% of total assets are invested in the securities of a single issuer, and (b) no more than 25% of total assets are invested in the securities of a single issuer. Limitations (a) and (b) do not apply to "government securities" as defined for federal tax purposes.

              (ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

             (iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

              (iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.

               (v) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

              (vi) The fund does not currently intend to invest in interests in real estate investment trusts that are not readily marketable, or to invest in interests in real estate limited partnerships that are not listed on the New York Stock Exchange or the American Stock Exchange or traded on the NASDAQ National Market System.

             (vii) The fund does not currently intend to lend assets other than securities to other parties, except (a) by lending money (up to 7.5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser, or (b) acquiring loans, loan participations, or other forms of direct debt instruments and in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

            (viii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation or merger.

              (ix) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.

               (x) The fund does not currently intend to invest in oil, gas or other mineral exploration or development programs or leases.

              (xi) The fund does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 10% of the fund's net assets. Included in that amount, but not to exceed 2% of net assets, are warrants whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants acquired by the fund in units or attached to securities are not subject to these restrictions.

             (xii) With respect to 75% of its total assets, the fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, the fund would hold more than 10% of the outstanding voting securities of that issuer.

            (xiii) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.


             (xiv) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

              For purposes of limitation (ix), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."

              For the fund's limitations on futures and options transactions, see the section entitled "Futures and Options" beginning on page __.

     HIGH YIELD FUND

              THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

              (1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the value of the fund's total assets would be invested in the securities of that issuer, or (b) it would hold more than 10% of the outstanding voting securities of that issuer;

              (2) issue senior securities, except as permitted under the Investment Company Act of 1940;

              (3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

              (4) underwrite securities issued by others except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933, in the disposition of restricted securities;

              (5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

              (6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

              (7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

              (8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

              (9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

              THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL:

               (i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

              (ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

             (iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.

              (iv) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

               (v) The fund does not currently intend to invest in interests in real estate investment trusts that are not readily marketable or invest in interests in real estate limited partnerships that are not listed on the New York Stock Exchange or the American Stock Exchange or traded on the NASDAQ National Market System if, as a result, the sum of such interests and other investments considered illiquid under limitation (iv) would exceed 15% of the fund's net assets.

              (vi) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 7.5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

             (vii) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.

            (viii) The fund does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 5% of the fund's net assets. Included in that amount, but not to exceed 2% of the fund's net assets, may be warrants that are not listed on the New York Stock Exchange or the American Stock Exchange. Warrants acquired by the fund in units or attached to securities are not subject to these restrictions.

              (ix) The fund does not currently intend to invest in oil, gas or other mineral exploration or development programs or leases.

               (x) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.

              (xi) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of FMR who individually own more than 1/2 of

     1% of the securities of such issuer together own more than 5% of such issuer's securities.

             (xii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

              For purposes of limitation (vii), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."


              For the fund's limitations on futures and options transactions, see the section entitled "Futures and Options" beginning on page __.

     STRATEGIC INCOME FUND

              THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

              (1) issue senior securities, except as permitted under the Investment Company Act of 1940;

              (2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

              (3) underwrite securities issued by others except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933, in the disposition of restricted securities;

              (4) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

              (5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

              (6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

              (7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

              (8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

              THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL:

               (i) To meet federal tax requirements for qualification as a "regulated investment company," the fund limits its investments so that at the close of each quarter of its taxable year: (a) with regard to at least 50% of total assets, no more than 5% of total assets are invested in the securities of a single issuer, and (b) no more than 25% of total assets are invested in the securities of a single issuer. Limitations (a) and (b) do not apply to "government securities" as defined for federal tax purposes.

              (ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

             (iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

              (iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.

               (v) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

              (vi) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 7.5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans and loan participations or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded loan commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

             (vii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.



            (viii) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.

              (ix) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.

               (x) The fund does not currently intend to invest in oil, gas, or other mineral explorations or development programs or leases.

              (xi) With respect to 75% of its total assets, the fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, the fund would hold more than 10% of the outstanding voting securities of that issuer.

             (xii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

              For purposes of limitation (ix), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."


              For the fund's limitations on futures and options transactions, see the section entitled "Futures and Options" beginning on page __.

     GOVERNMENT INVESTMENT FUND

              THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

              (1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

              (2) issue senior securities, except as permitted under the Investment Company Act of 1940.

              (3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

              (4) underwrite securities issued by others except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

              (5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry;

              (6) purchase or sell real estate unless acquired as a result of ownership of securities or other investments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies in the real estate business);

              (7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

              (8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or repurchase agreements.

              (9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.


              THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

               (i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

              (ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

             (iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.

              (iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

               (v) The fund does not currently intend to invest in interests in real estate investment trusts that are not readily marketable or to invest in interests in real estate limited partnerships that are not listed on the New York Stock Exchange or the American Stock Exchange or traded on the NASDAQ National Market System.

              (vi) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 7.5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser, or (b) acquiring loans, loan participations or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

             (vii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange or as a result of a reorganization, consolidation or merger.

            (viii) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.

              (ix) The fund does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 5% of the fund's net assets. Included in that amount, but not to exceed 2% of the fund's net assets, may be warrants that are not listed on the New York Stock Exchange or the American Stock Exchange. Warrants acquired by the fund in units or attached to securities are not subject to these restrictions.

               (x) The fund does not currently intend to invest in oil, gas or other mineral exploration or development programs or leases.

              (xi) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.

             (xii) The fund does not currently intend to enter into any futures contract or option on a futures contract if, as a result, the sum of initial margin deposits on futures contracts and related options and premiums paid for options on futures contracts the fund has purchased, after taking into account unrealized profits and losses on such contracts would exceed 5% of the fund's total assets.

            (xiii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

              For purposes of limitation (viii), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."


              For the fund's limitations on futures and options transactions, see the section entitled "Futures and Options" beginning on page __.


     INTERMEDIATE BOND FUND

              THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

              (1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

              (2) issue senior securities except as permitted under the Investment Company Act of 1940;

              (3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment), in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

              (4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

              (5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

              (6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

              (7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

              (8) lend any security or make any other loan if, as a result, more than 33 1/3% of the fund's total assets would be lent to other parties (but this limitation does not apply to purchases of debt securities or to repurchase agreements).

              (9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

              THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

               (i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

              (ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

             (iii) The fund may borrow money only (a) from a bank or from a registered investment company or fund for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.

              (iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

               (v) The fund does not currently intend to lend assets other than securities to other parties, except by: (a) lending money (up to 7.5% of the fund's net assets) to a registered investment company or fund for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments, and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

              (vi) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.

             (vii) The fund does not currently intend to invest in oil, gas or other mineral exploration or development programs or leases.

            (viii) The fund does not currently intend to invest in interests in real estate investment trusts that are not readily marketable or to invest in interests in real estate limited partnerships that are not listed on the New York Stock Exchange or the American Stock Exchange or traded on the NASDAQ National Market System.

              (ix) The fund currently does not intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.

               (x) The fund does not currently intend to (a) purchase securities of other investment companies except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.

              (xi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

              For purposes of limitation (ix), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."


              For the fund's limitations on futures and options transactions, see the section entitled "Futures and Options" beginning on page __.


     SHORT FIXED-INCOME FUND

              THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

              (1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

              (2) issue senior securities, except as permitted under the Investment Company Act of 1940;

              (3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

              (4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

              (5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

              (6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

              (7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

              (8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

              (9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

              THE FOLLOWING LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

               (i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

              (ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

             (iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.

              (iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

               (v) The fund does not currently intend to lend assets other than securities to other parties, except by (i) lending money (up to 7.5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (ii) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

              (vi) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange or as a result of a reorganization, consolidation, or merger.

             (vii) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.

            (viii) The fund does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 5% of the fund's net assets. Included in that amount, but not to exceed 2% of the fund's net assets, may be warrants that are not listed on the New York Stock Exchange or the American Stock Exchange. Warrants acquired by the fund in units or attached to securities are not subject to these restrictions.

              (ix) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.

               (x) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.

              (xi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

              For purposes of limitation (vii), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."

              For the fund's limitations on futures and options transactions, see the section entitled "Futures and Options" on page __.

     HIGH INCOME MUNICIPAL FUND

              THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

              (1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

              (2) issue senior securities, except as permitted under the Investment Company Act of 1940;

              (3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

              (4) underwrite securities issued by others (except to the extent that the fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);

              (5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;

              (6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

              (7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

              (8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

              (9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

              THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

               (i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

              (ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

             (iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.

              (iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

               (v) The fund does not currently intend to invest in interests of real estate investment trusts that are not readily marketable, or to invest in interests of real estate limited partnerships that are not listed on the New York Stock Exchange or the American Stock Exchange or traded on the NASDAQ National Market System.

              (vi) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.

             (vii) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.

            (viii) The fund does not currently intend to invest more than 25% of its total assets in industrial revenue bonds related to a single industry.

              (ix) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.

               (x) The fund does not currently intend to invest in oil, gas or other mineral exploration or development programs or leases.

              (xi) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.

             (xii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

              For purposes of limitation (ix), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."


              For the fund's limitations on futures and options transactions, see the section entitled "Futures and Options" beginning on page __.


     INTERMEDIATE MUNICIPAL INCOME FUND


              THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

              (1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of its total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

              (2) issue senior securities, except as permitted under the Investment Company Act of 1940;

              (3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

              (4) underwrite securities issued by others except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933, in the disposition of restricted securities;

              (5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

              (6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

              (7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

              (8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

              (9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

              THE FOLLOWING LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

               (i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

              (ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

             (iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.

              (iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

               (v) The fund does not currently intend to invest in interests in real estate investment trusts that are not readily marketable, or to invest in interests in real estate limited partnerships that are not listed on the New York Stock Exchange or the American Stock Exchange or traded on the NASDAQ National Market System.


              (vi) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.


             (vii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger. Any securities issued by other investment companies would also have to meet the fund's credit and maturity standards. In some cases, other investment companies may incur expenses that are comparable to expenses paid by the fund, which would be taken into account in considering investments in such securities.


            (viii) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.


              (ix) The fund does not currently intend to invest in oil, gas, other mineral exploration or development programs or leases.


               (x) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and Trustees of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.


              (xi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.


              For purposes of limitation (viii), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."

              For the fund's limitations on futures contracts and options, see the section entitled "Futures and Options" beginning on page __.

     SHORT-INTERMEDIATE MUNICIPAL INCOME FUND


              THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:


              (1) issue senior securities, except as permitted under the Investment Company Act of 1940;

              (2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

              (3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

              (4) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;

              (5) purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business;

              (6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

              (7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (but this limitation does not apply to purchases of debt securities or to repurchase agreements).

              (8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

              THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.


               (i) To meet federal tax requirements for qualification as a "regulated investment company," the fund limits its investments so that at the close of each quarter of its taxable year: (a) with regard to at least 50% of total assets, no more than 5% of total assets are invested in the securities of a single issuer, and (b) no more than 25% of total assets are invested in the securities of a single issuer. Limitations (a) and (b) do not apply to "government securities" as defined for federal tax purposes.

              (ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

             (iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

              (iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.

               (v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

              (vi) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.

             (vii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.

            (viii) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.

              (ix) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years continuous operation.

               (x) The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.)

              (xi) The fund does not currently intend to invest in interests of real estate investment trusts that are not readily marketable, or to invest in interests of real estate limited partnerships that are not listed on the New York Stock Exchange or the American Stock Exchange or traded on the NASDAQ National Market System.

             (xii) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.

            (xiii) With respect to 75% of its total assets, the fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, the fund would hold more than 10% of the outstanding voting securities of that issuer.

            (xiv) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

              For purposes of limitation (ix), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."


              For the fund's limitations on futures and options transactions, see the section entitled "Futures and Options" beginning on page __.

     NEW YORK MUNICIPAL INCOME FUND


              THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:


              (1) issue senior securities, except as permitted under the Investment Company Act of 1940;

              (2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;


              (3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;


              (4) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;


              (5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);


              (6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or


              (7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.


              (8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

              THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.


              (i) To meet federal tax requirements for qualification as a "regulated investment company," the fund limits its investments so that at the close of each quarter of its taxable year: (a) with regard to at least 50% of total assets, no more than 5% of total assets are invested in the securities of a single issuer, and (b) no more than 25% of total assets are invested in the securities of a single issuer. Limitations (a) and (b) do not apply to "government securities" as defined for federal tax purposes.


              (ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.


              (iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.


              (iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.


              (v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

              (vi) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.


              (vii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.


              (viii) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.


              (ix) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years continuous operation.


              (x) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.


              (xi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.


              For purposes of limitation (ix), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."


     CALIFORNIA MUNICIPAL INCOME FUND


              THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

              (1) issue senior securities, except as permitted under the Investment Company Act of 1940;


              (2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;


              (3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;


              (4) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;


              (5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);


              (6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or


              (7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.


              (8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by

     Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.


              THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.


              (i) To meet federal tax requirements for qualification as a "regulated investment company," the fund limits its investments so that at the close of each quarter of its taxable year: (a) with regard to at least 50% of total assets, no more than 5% of total assets are invested in the securities of a single issuer, and (b) no more than 25% of total assets are invested in the securities of a single issuer. Limitations (a) and (b) do not apply to "government securities" as defined for federal tax purposes.


              (ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.


              (iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.


              (iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.


              (v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

              (vi) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.


              (vii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.


              (viii) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.


              (ix) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.


              (x) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.


              (xi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.


              For purposes of limitation (ix), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."

              For purposes of certain fundamental investment limitations, FMR identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.

              EACH FUND'S INVESTMENTS MUST BE CONSISTENT WITH ITS INVESTMENT OBJECTIVE AND POLICIES. ACCORDINGLY, NOT ALL OF THE SECURITY TYPES AND INVESTMENT TECHNIQUES DISCUSSED BELOW ARE ELIGIBLE INVESTMENTS FOR EACH OF THE FUNDS.

              Affiliated Bank Transactions. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the Investment Company Act of 1940 (1940 Act). These transactions may include repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.

              Asset-Backed Securities represent interests in pools of consumer loans (generally unrelated to mortgage loans) and most often are structured as pass-through securities. Interest and principal payments ultimately depend upon payment of the underlying loans by individuals, although the securities may be supported by letters of credit or other credit enhancements. The value of asset-backed securities may also depend on the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing the credit enhancement.

              Closed-End Investment Companies. A fund may purchase the shares of closed-end investment companies to facilitate investment in certain countries. Shares of closed-end investment companies may trade at a premium or a discount to their net asset value.

              Delayed-Delivery Transactions. A fund may buy and sell securities on a delayed-delivery or when-issued basis. These transactions involve a commitment by a fund to purchase or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered. A fund may receive fees for entering into delayed-delivery transactions.

              When purchasing securities on a delayed-delivery basis, a fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Because a fund is not required to pay for securities until the delivery date, these risks are in addition to the risks associated with the fund's other investments. If a fund remains substantially fully invested at a time when delayed-delivery purchases are outstanding, the delayed-delivery purchases may result in a form of leverage. When delayed-delivery purchases are outstanding, a fund will set aside appropriate liquid assets in a segregated custodial account to cover its purchase obligations. When a fund has sold a security on a delayed-delivery basis, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could miss a favorable price or yield opportunity, or could suffer a loss.


              A fund may renegotiate delayed-delivery transactions after they are entered into, and may sell underlying securities before they are delivered, which may result in capital gains or losses.

              Exposure to Foreign Markets. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in foreign currencies, and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.


              Foreign investments involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There is no assurance that FMR will be able to anticipate these potential events or counter their effects. These risks are magnified for investments in developing countries, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.


              Economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign markets may offer less protection to investors than U.S. markets. It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading practices, including those involving securities settlement where fund assets may be released prior to receipt of payment, may result in increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer, and may involve substantial delays. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investors. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. It may also be difficult to enforce legal rights in foreign countries. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers.


              Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.


              American Depository Receipts (ADRs), as well as other "hybrid" forms of ADRs, including European Depository Receipts (EDRs) and Global Depository Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.


              Federally Taxable Obligations. Under normal conditions, the municipal funds do not intend to invest in securities whose interest is federally taxable. However, from time to time on a temporary basis, each municipal fund may invest a portion of its assets in fixed-income obligations whose interest is subject to federal income tax.


              Should a municipal fund invest in federally taxable obligations, it would purchase securities that, in FMR's judgment, are of high quality. These obligations would include those issued or guaranteed by the U.S. government or its agencies or instrumentalities; obligations of domestic banks; and repurchase agreements. The funds' standards for high-quality, taxable obligations are essentially the same as those described by Moody's Investor Services (Moody's) in rating corporate obligations within its two highest ratings of Prime-1 and Prime-2, and those described by Standard & Poor's Corporation (S&P) in rating corporate obligations within its two highest ratings of A-1 and A-2.

              Proposals to restrict or eliminate the federal income tax exemption for interest on municipal obligations are introduced before Congress from time to time. Proposals also may be introduced before state legislatures that would affect the state tax treatment of the municipal funds' distributions. If such proposals were enacted, the availability of municipal obligations and the value of the municipal funds' holdings would be affected and the Trustees would reevaluate the municipal funds' investment objectives and policies.


              Foreign Currency Transactions. A fund may conduct foreign currency transactions on a spot (i.e., cash) basis or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. A fund will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers generally do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer. Forward contracts are generally traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.


              A fund may use currency forward contracts for any purpose consistent with its investment objective. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

              When a fund agrees to buy or sell a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction, a fund will be able to protect itself against an adverse change in foreign currency values between the date the security is purchased or sold and the date on which payment is made or received. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge." A fund may also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by FMR.

              A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for

     U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling - for example, by entering into a forward contract to sell Deutschemarks or European Currency Units in return for U.S. dollars. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

              A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. For example, if a fund held investments denominated in Deutschemarks, a fund could enter into forward contracts to sell Deutschemarks and purchase Swiss Francs. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.

              Under certain conditions, SEC guidelines require mutual funds to set aside appropriate liquid assets in a segregated custodial account to cover currency forward contracts. As required by SEC guidelines, the funds will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. A fund will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.


              Successful use of currency management strategies will depend on FMR's skill in analyzing and predicting currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates, and could result in losses to a fund if currencies do not perform as FMR anticipates. For example, if a currency's value rose at a time when FMR had hedged a fund by selling that currency in exchange for dollars, a fund would be unable to participate in the currency's appreciation. If FMR hedges currency exposure through proxy hedges, a fund could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if FMR increases a fund's exposure to a foreign currency, and that currency's value declines, a fund will realize a loss. There is no assurance that FMR's use of currency management strategies will be advantageous to the funds or that it will hedge at an appropriate time.

              Foreign Repurchase Agreements. Foreign repurchase agreements may include agreements to purchase and sell foreign securities in exchange for fixed U.S. dollar amounts, or in exchange for specified amounts of foreign currency. Unlike typical U.S. repurchase agreements, foreign repurchase agreements may not be fully collateralized at all times. The value of the security purchased by the fund may be more or less than the price at which the counterparty has agreed to repurchase the security. In the event of a default by the counterparty, the fund may suffer a loss if the value of the security purchased is less than the agreed-upon repurchase price, or if the fund is unable to successfully assert a claim to the collateral under foreign laws. As a result, foreign repurchase agreements may involve higher credit risks than repurchase agreements in U.S. markets, as well as risks associated with currency fluctuations. In addition, as with other emerging market investments, repurchase agreements with counterparties located in emerging markets or relating to emerging market securities may involve issuers or counterparties with lower credit ratings than typical U.S. repurchase agreements.

              Funds' Rights as Shareholders. The funds do not intend to direct or administer the day-to-day operations of any company. A fund, however, may exercise its rights as a shareholder and may communicate its views on important matters of policy to management, the Board of Directors, and shareholders of a company when FMR determines that such matters could have a significant effect on the value of the fund's investment in the company. The activities that a fund may engage in, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; or supporting or opposing third-party takeover efforts. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. FMR will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against the fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against the fund will not be undertaken or liabilities incurred.


              Futures and Options. The following paragraphs pertain to futures and options; Asset Coverage for Futures and Options Positions, Combined Positions, Correlation of Price Changes, Futures Contracts, Futures Margin Payments, Limitations on Futures and Options Transactions, Liquidity of Options and Futures Contracts, Options and Futures Relating to Foreign Currencies, OTC Options, Purchasing Put and Call Options, and Writing Put and Call Options.


              Asset Coverage for Futures and Options Positions. Each fund will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and, if the guidelines so require, will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of a fund's assets could impede portfolio management or the fund's ability to meet redemption requests or other current obligations.

              Combined Positions. A fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

              Correlation of Price Changes. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of a fund's other investments.

              Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

              Futures Contracts. When a fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when a fund enters into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Standard & Poor's Composite Index of 500 Stocks (S&P 500) or the Bond Buyer Municipal Bond Index. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

              The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

              Futures Margin Payments. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund.

              Limitations on Futures and Options Transactions. Each fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission (CFTC) and the National Futures Association, which regulate trading in the futures markets. Each fund intends to comply with Rule 4.5 under the Commodity Exchange Act, which limits the extent to which the fund can commit assets to initial margin deposits and option premiums.

              In addition, each fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.


              The above limitations on each fund's investments in futures contracts and options, and each fund's policies regarding futures contracts and options discussed elsewhere in this SAI, may be changed as regulatory agencies permit.

              Liquidity of Options and Futures Contracts. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a fund to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options or futures positions could also be impaired.

              Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

              The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. A fund may also purchase and write currency options in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.

              OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter options
     (OTC) (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a fund greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

              Purchasing Put and Call Options. By purchasing a put option, a fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. A fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire premium it paid. If the fund exercises the option, it completes the sale of the underlying instrument at the strike price. A fund may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

              The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

              The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

              Writing Put and Call Options. When a fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts. A fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option a fund has written, however, the fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

              If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

              Writing a call option obligates a fund to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

              Illiquid Investments are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, FMR determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid instruments. In determining the liquidity of a fund's investments, FMR may consider various factors including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features) and (5) the nature of the marketplace for trades (including the ability to assign or offset the fund's rights and obligations relating to the investment).

              Investments currently considered by a fund to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, non-government-stripped fixed-rate mortgage-backed securities, and over-the-counter options. Also, FMR may determine some restricted securities, municipal lease obligations, government-stripped fixed-rate mortgage-backed securities, loans and other direct debt instruments, emerging market securities, and swap agreements to be illiquid. However, with respect to over-the-counter options a fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the fund may have to close out the option before expiration.

              In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by a committee appointed by the Board of Trustees. If, through a change in values, net assets or other circumstances, a fund were in a position where more than 10% or 15% of its net assets (see each fund's non-fundamental investment limitations) was invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

              Indexed Securities. A fund may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

              The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.
     Indexed securities may be more volatile than the underlying instruments.


              Interfund Borrowing Program. Pursuant to an exemptive order issued by the SEC, each fund has received permission to lend money to, and borrow money from, other funds advised by FMR or its affiliates. High Income Municipal, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income each will participate in the interfund borrowing program only as a borrower. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. Each fund (except High Income Municipal, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income) will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). A fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.


              Inverse Floaters have variable interest rates that typically move in the opposite direction from prevailing short-term interest rate levels - rising when prevailing short-term interest rates fall and vice versa. This interest rate feature can make the prices of inverse floaters considerably more volatile than those of bonds with comparable maturities.


              Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments are subject to each fund's policies regarding the quality of debt securities.

              Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Direct debt instruments may not be rated by any nationally recognized rating service. If a fund does not receive scheduled interest or principal payments on such indebtedness, the fund's share price and yield could be adversely affected. Loans that are fully secured offer a fund more protections than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

              Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks to a fund. For example, if a loan is foreclosed, the fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the fund could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary. Direct debt instruments that are not in the form of securities may offer less legal protection to a fund in the event of fraud or misrepresentation. In the absence of definitive regulatory guidance, each fund relies on FMR's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the fund.

              A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, a fund has direct recourse against the borrower, it may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a fund were determined to be subject to the claims of the agent's general creditors, the fund might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

              Direct indebtedness purchased by a fund may include letters of credit, revolving credit facilities, or other standby financing commitments obligating the fund to pay additional cash on demand. These commitments may have the effect of requiring the fund to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid. A fund will set aside appropriate liquid assets in a segregated custodial account to cover its potential obligations under standby financing commitments.

              Each fund limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry (see each fund's investment limitations). For purposes of these limitations, a fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require the fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

              Lower-Quality Debt Securities. While the market for high-yield corporate debt securities has been in existence for many years and has weathered previous economic downturns, the 1980s brought a dramatic increase in the use of such securities to fund highly leveraged corporate acquisitions and restructurings. Past experience may not provide an accurate indication of the future performance of the high-yield bond market, especially during periods of economic recession.

              The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. If market quotations are not available, lower-quality debt securities will be valued in accordance with procedures established by the Board of Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high-yield corporate debt securities than is the case for securities for which more external sources for quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services to value lower-quality debt securities and a fund's ability to dispose of these securities.

              Since the risk of default is higher for lower-quality debt securities, FMR's research and credit analysis are an especially important part of managing securities of this type held by a fund. In considering investments for a fund, FMR will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. FMR's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

              Each fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.

              Lower-Quality Municipal Securities. While the market for municipals is considered to be substantial, adverse publicity and changing investor perceptions may affect the ability of outside pricing services used by a fund to value its portfolio securities, and a fund's ability to dispose of lower-quality bonds. The outside pricing services are monitored by FMR and reported to the Board to determine whether the services are furnishing prices that accurately reflect fair value. The impact of changing investor perceptions may be especially pronounced in markets where municipal securities are thinly traded.

              Each fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.

              Municipal Market Disruption Risk. The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. Municipal bankruptcies are relatively rare, and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear and remain untested. Further, the application of state law to municipal issuers could produce varying results among the states or among municipal securities issuers within a state. These legal uncertainties could affect the municipal securities market generally, certain specific segments of the market, or the relative credit quality of particular securities. Any of these effects could have a significant impact on the prices of some or all of the municipal securities held by a fund.

              Mortgage-Backed Securities. A fund may purchase mortgage-backed securities issued by government and non-government entities such as banks, mortgage lenders, or other financial institutions. A mortgage-backed security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage-backed securities, such as collateralized mortgage obligations
     (CMOs), make payments of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-backed securities are based on different types of mortgages including those on commercial real estate or residential properties. Other types of mortgage-backed securities will likely be developed in the future, and a fund may invest in them if FMR determines they are consistent with the fund's investment objective and policies.

              The value of mortgage-backed securities may change due to shifts in the market's perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage-backed securities are subject to prepayment risk. Prepayment, which occurs when unscheduled or early payments are made on the underlying mortgages, may shorten the effective maturities of these securities and may lower their total returns.

              Municipal Leases and participation interests therein may take the form of a lease, an installment purchase, or a conditional sale contract, and are issued by state and local governments and authorities to acquire land or a wide variety of equipment and facilities. Generally, a fund will not hold such obligations directly as a lessor of the property, but will purchase a participation interest in a municipal obligation from a bank or other third party. A participation interest gives a fund a specified, undivided interest in the obligation in proportion to its purchased interest in the total amount of the obligation.


              Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet to incur debt. These may include voter referenda, interest rate limits, or public sale requirements. Leases, installment purchases, or conditional sale contracts (which normally provide for title to the leased asset to pass to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting their constitutional and statutory requirements for the issuance of debt. Many leases and contracts include "non-appropriation clauses" providing that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on a yearly or other periodic basis. Non-appropriation clauses free the issuer from debt issuance limitations.

              MUNICIPAL SECTORS:


              Education. In general, there are two types of education-related bonds; those issued to finance projects for public and private colleges and universities, and those representing pooled interests in student loans. Bonds issued to supply educational institutions with funds are subject to the risk of unanticipated revenue decline, primarily the result of decreasing student enrollment or decreasing state and Federal funding. Among the factors that may lead to declining or insufficient revenues are restrictions on students' ability to pay tuition, availability of state and federal funding, and general economic conditions. Student loan revenue bonds are generally offered by state (or substate) authorities or commissions and are backed by pools of student loans. Underlying student loans may be guaranteed by state guarantee agencies and may be subject to reimbursement by the United States Department of Education through its guaranteed student loan program. Others may be private, uninsured loans made to parents or students which are supported by reserves or other forms of credit enhancement. Recoveries of principal due to loan defaults may be applied to redemption of bonds or may be used to re-lend, depending on program latitude and demand for loans. Cash flows supporting student loan revenue bonds are impacted by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, and student repayment deferral during periods of forbearance. Other risks associated with student loan revenue bonds include potential changes in federal legislation regarding student loan revenue bonds, state guarantee agency reimbursement and continued federal interest and other program subsidies currently in effect.


              Electric Utilities Industry. The electric utilities industry has been experiencing, and will continue to experience, increased competitive pressures. Federal legislation in the last two years will open transmission access to any electricity supplier, although it is not presently known to what extent competition will evolve. Other risks include: (a) the availability and cost of fuel, (b) the availability and cost of capital, (c) the effects of conservation on energy demand, (d) the effects of rapidly changing environmental, safety, and licensing requirements, and other federal, state, and local regulations, (e) timely and sufficient rate increases, and (f) opposition to nuclear power.


              Health Care Industry. The health care industry is subject to regulatory action by a number of private and governmental agencies, including federal, state, and local governmental agencies. A major source of revenues for the health care industry is payments from the Medicare and Medicaid programs. As a result, the industry is sensitive to legislative changes and reductions in governmental spending for such programs. Numerous other factors may affect the industry, such as general and local economic conditions; demand for services; expenses (including malpractice insurance premiums); and competition among health care providers. In the future, the following elements may adversely affect health care facility operations: adoption of legislation proposing a national health insurance program; other state or local health care reform measures; medical and technological advances which dramatically alter the need for health services or the way in which such services are delivered; changes in medical coverage which alter the traditional fee-for-service revenue stream; and efforts by employers, insurers, and governmental agencies to reduce the costs of health insurance and health care services.


              Housing. Housing revenue bonds are generally issued by a state, county, city, local housing authority, or other public agency. They are generally secured by the revenues derived from mortgages purchased with the proceeds of the bond issue. It is extremely difficult to predict the supply of available mortgages to be purchased with the proceeds of an issue or the future cash flow from the underlying mortgages. Consequently, there are risks that proceeds will exceed supply, resulting in early retirement of bonds, or that homeowner repayments will create an irregular cash flow. Many factors may affect the financing of multi-family housing projects, including acceptable completion of construction, proper management, occupancy and rent levels, economic conditions, and changes to current laws and regulations.


              Transportation. Transportation debt may be issued to finance the construction of airports, toll roads, highways or other transit facilities. Airport bonds are dependent on the general stability of the airline industry and on the stability of a specific carrier that uses the airport as a hub. Air traffic generally tracks broader economic trends and is also affected by the price and availability of fuel. Toll road bonds are also affected by the cost and availability of fuel as well as toll levels, the presence of competing roads, and the general economic health of the area. Fuel costs and availability also affect other transportation-related securities, as does the presence of alternate forms of transportation, such as public transportation.


              Water and Sewer. Water and sewer revenue bonds are often considered to have relatively secure credit as a result of their issuer's importance, monopoly status, and generally unimpeded ability to raise rates. Despite this, lack of water supply due to insufficient rain, run-off, or snow pack is a concern that has led to past defaults. Further, public resistance to rate increases, costly environmental litigation, and Federal environmental mandates are challenges faced by issuers of water and sewer bonds.

              Physical Commodities. As a practical matter, investments in physical commodities can present concerns such as delivery, storage and maintenance, possible illiquidity and the unavailability of accurate market valuations. FMR, in addressing these concerns, currently intends to purchase only readily marketable precious metals and to deliver and store them with a qualified U.S. bank. Investments in bullion earn no investment income and may involve higher custody and transaction costs than investments in securities. Global Resources may receive no more than 10% of its yearly income from gains resulting from selling metals or any other physical commodity. Therefore, the fund may be required either to hold its metals or to sell them at a loss, or to sell its portfolio securities at a gain,when it would not otherwise do so for investment reasons.

              Real Estate-Related Instruments include real estate investment trusts, commercial and residential mortgage-backed securities, and real estate financings. Real estate-related instruments are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.

              Refunding Contracts. A fund may purchase securities on a when-issued basis in connection with the refinancing of an issuer's outstanding indebtedness. Refunding contracts require the issuer to sell and a fund to buy refunded municipal obligations at a stated price and yield on a settlement date that may be several months or several years in the future. A fund generally will not be obligated to pay the full purchase price if it fails to perform under a refunding contract. Instead, refunding contracts generally provide for payment of liquidated damages to the issuer (currently 15-20% of the purchase price). A fund may secure its obligations under a refunding contract by depositing collateral or a letter of credit equal to the liquidated damages provisions of the refunding contract. When required by SEC guidelines, a fund will place liquid assets in a segregated custodial account equal in amount to its obligations under refunding contracts.

              Repurchase Agreements. In a repurchase agreement, a fund purchases a security and simultaneously commits to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. To protect a fund from the risk that the original seller will not fulfill its obligation, the securities are held in an account of the fund at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility that the value of the underlying security will be less than the resale price, as well as delays and costs to a fund in connection with bankruptcy proceedings), it is each fund's (except Equity Growth's) current policy to engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR. Equity Growth will engage in repurchase agreement transactions only with banks of the Federal Reserve System and primary dealers in U.S. Government securities.

              Restricted Securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, a fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

              Reverse Repurchase Agreements. In a reverse repurchase agreement, a fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. A fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by FMR. Such transactions may increase fluctuations in the market value of a fund's assets and may be viewed as a form of leverage.

              Securities Lending. A fund may lend securities to parties such as broker-dealers or institutional investors, including Fidelity Brokerage Services, Inc. (FBSI). FBSI is a member of the New York Stock Exchange
     (NYSE) and a subsidiary of FMR Corp.

              Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by FMR to be of good standing. Furthermore, they will only be made if, in FMR's judgment, the consideration to be earned from such loans would justify the risk.

              FMR understands that it is the current view of the SEC Staff that a fund may engage in loan transactions only under the following conditions: (1) the fund must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the fund must be able to terminate the loan at any time; (4) the fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the fund may pay only reasonable custodian fees in connection with the loan; and
     (6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.


              Cash received through loan transactions may be invested in any security in which a fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

              Short Sales. A fund may enter into short sales with respect to stocks underlying its convertible security holdings. For example, if FMR anticipates a decline in the price of the stock underlying a convertible security a fund holds, it may sell the stock short. If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security. A fund currently intends to hedge no more than 15% of its total assets with short sales on equity securities underlying its convertible security holdings under normal circumstances.

              When a fund enters into a short sale, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold them aside while the short sale is outstanding. A fund will incur transaction costs, including interest expense, in connection with opening, maintaining, and closing short sales.

              Sovereign Debt Obligations. A fund may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

              Standby Commitments are puts that entitle holders to same-day settlement at an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. A fund may acquire standby commitments to enhance the liquidity of portfolio securities.

              Ordinarily a fund will not transfer a standby commitment to a third party, although it could sell the underlying municipal security to a third party at any time. A fund may purchase standby commitments separate from or in conjunction with the purchase of securities subject to such commitments. In the latter case, a fund would pay a higher price for the securities acquired, thus reducing their yield to maturity.

              Issuers or financial intermediaries may obtain letters of credit or other guarantees to support their ability to buy securities on demand. FMR may rely upon its evaluation of a bank's credit in determining whether to purchase an instrument supported by a letter of credit. In evaluating a foreign bank's credit, FMR will consider whether adequate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments, currency controls, or other governmental restrictions that might affect the bank's ability to honor its credit commitment.

              Standby commitments are subject to certain risks, including the ability of issuers of standby commitments to pay for securities at the time the commitments are exercised; the fact that standby commitments are not marketable by a fund; and the possibility that the maturities of the underlying securities may be different from those of the commitments.

              Stripped Government Securities. Stripped securities are created by separating the income and principal components of a debt instrument and selling them separately. U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) are created when the coupon payments and the principal payment are stripped from an outstanding
     Treasury bond by the Federal Reserve Bank.   Bonds issued by government
     agencies also may be stripped in this fashion.


              Privately stripped government securities are created when a dealer deposits a Treasury security or federal agency security with a custodian for safekeeping and then sells the coupon payments and principal payment that will be generated by this security. Proprietary receipts, such as Certificates of Accrual on Treasury Securities (CATS), Treasury Investment Growth Receipts (TIGRS), and generic Treasury Receipts (TRs), are stripped U.S. Treasury securities that are separated into their component parts through trusts created by their broker sponsors. Bonds issued by government agencies also may be stripped in this fashion.


              Because of the SEC's views on privately stripped government securities, a fund must evaluate them as it would non-government securities pursuant to regulatory guidelines applicable to all money market funds. A fund currently intends to purchase only those privately stripped government securities that have either received the highest ranking from two nationally recognized rating services (or one, if only one has rated the security) or, if unrated, have been judged to be of equivalent quality by FMR pursuant to procedures adopted by the Board of Trustees.


              Stripped Mortgage-Backed Securities are created when a U.S. Government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying security.

              The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

              Swap Agreements. Swap agreements can be individually negotiated and structured to include exposure to a variety of investments or market factors. Depending on their structure, swap agreements may increase or decrease a fund's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names. A fund is not limited to any particular form of swap agreement if FMR determines it is consistent with a fund's investment objective and policies.

              In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the rights to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

              Swap agreements will tend to shift a fund's investment exposure from one type of investment to another. For example, if a fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease a fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and yield.

              The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by a fund, the fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses. A fund expects to be able to eliminate its exposure under swap agreements either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

              A fund will maintain appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If a fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the fund's accrued obligations under the swap agreement over the accrued amount the fund is entitled to receive under the agreement. If a fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the fund's accrued obligations under the agreement.

              Tender Option Bonds are created by coupling an intermediate- or long-term, tax-exempt bond (generally held pursuant to a custodial arrangement) with a tender agreement that gives the holder the option to tender the bond at its face value. As consideration for providing the tender option, the sponsor (usually a bank, broker-dealer, or other financial institution) receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate (determined by a remarketing or similar agent) that would cause the bond, coupled with the tender option, to trade at par on the date of such determination. After payment of the tender option fee, a fund effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. In selecting tender option bonds for a fund, FMR will consider the creditworthiness of the issuer of the underlying bond, the custodian, and the third party provider of the tender option. In certain instances, a sponsor may terminate a tender option if, for example, the issuer of the underlying bond defaults on interest payments.

              Variable or Floating Rate Obligations, including certain participation interests in municipal instruments, have interest rate adjustment formulas that help stabilize their market values. Many variable and floating rate instruments also carry demand features that permit a fund to sell them at par value plus accrued interest on short notice.


              In many instances bonds and participation interests have tender options or demand features that permit a fund to tender (or put) the bonds to an institution at periodic intervals and to receive the principal amount thereof. The funds consider variable rate instruments structured in this way (Participating VRDOs) to be essentially equivalent to other VRDOs they purchase. The IRS has not ruled whether the interest on Participating VRDOs is tax-exempt, and, accordingly, the funds intend to purchase these instruments based on opinions of bond counsel. The funds may also invest in fixed-rate bonds that are subject to third party puts and in participation interests in such bonds held by a bank in trust or otherwise.

              Warrants are securities that give a fund the right to purchase equity securities from the issuer at a specific price (the strike price) for a limited period of time. The strike price of warrants typically is much lower than the current market price of the underlying securities, yet they are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying securities and may offer greater potential for capital appreciation as well as capital loss.

              Warrants do not entitle a holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to expiration date. These factors can make warrants more speculative than other types of investments.

              Zero Coupon Bonds do not make regular interest payments. Instead, they are sold at a deep discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be very volatile when interest rates change. In calculating its dividends, a fund takes into account as income a portion of the difference between a zero coupon bond's purchase price and its face value.




              The following paragraph restates fundamental policies previously disclosed in the above descriptions of security types and investment practices.

              Fundamental Policies: It is the policy of Equity Growth to engage in repurchase agreement transactions only with banks of the Federal Reserve System and primary dealers in U.S. Government securities.


                       SPECIAL CONSIDERATIONS AFFECTING CANADA
                      ----------------------------------------

              Canada occupies the northern part of North America and is the second largest country in the world (3.97 million square miles in area) extending from the Atlantic Ocean to the Pacific Ocean. The companies in which a fund may invest include those involved in the energy industry, industrial materials (chemicals, base metals, timber and paper) and agricultural materials (grain cereals). The securities of companies in the energy industry are subject to changes in value and dividend yield which depend, to a large extent, on the price and supply of energy fuels. Rapid price and supply fluctuations may be caused by events relating to international politics, energy conservation and the success of exploration products. Canada is one the world's leading industrial countries and is rich in natural resources such as zinc, uranium, nickel, gold, silver, aluminum, iron and copper. Forest covers over 44% of land area, making Canada a leading world producer of newsprint. Canada is also a major exporter of agricultural products. The economy of Canada is strongly influenced by the activities of companies and industries involved in the production and processing of natural resources. Canada is a major producer of hydroelectricity, oil and gas. The business activities of companies in the energy field may include the production, generation, transmission, marketing, control or measurement of energy or energy fuels. Economic prospects are changing due to recent government attempts to reduce restrictions against foreign investments.


              Securities of Canadian companies are not considered by FMR to have the same level of risk as those of other non-U.S. companies. Canadian and U.S. companies are generally subject to similar auditing and accounting procedures, and similar government supervision and regulation. Canadian markets are more liquid than many other foreign markets and share similar characteristics with U.S. markets. A fund may elect to participate in new equity issues or initial public offerings of Canadian companies.

              Many factors affect and could have an adverse impact on the financial condition of Canada, including social, environmental and economic conditions, factors which are not within the control of Canada. Although the Canadian political system is generally more stable than that of many other foreign countries, continued tension with respect to greater independence for, or possible separation of, Quebec causes political uncertainty. Moreover, while the Canadian dollar is generally less volatile relative to the U.S. dollar than other foreign currencies, the value of the Canadian dollar has decreased significantly in recent years. Continued efforts to reduce the structural Canadian budget deficit will be required. FMR is unable to predict what effect, if any, such factors would have on instruments held in the fund's portfolio.


              The United States-Canada Free Trade Agreement, which became effective in January 1989, will be phased in over a period of ten years. This agreement will remove tariffs on U.S. technology and Canadian agricultural products in addition to removing trade barriers affecting other important sectors of each country's economy. Canada, the United States, and Mexico have implemented the North American Free Trade Agreement (NAFTA), which was entered into in 1994. This cooperation is expected to lead to increased trade and reduced trade barriers.


              The majority of new equity issues or initial public offerings in Canada are through underwritten offerings. Certain funds may elect to participate in these issues.


                    SPECIAL CONSIDERATIONS AFFECTING LATIN AMERICA
                   -----------------------------------------------

              Latin America is a region rich in natural resources such as oil, copper, tin, silver, iron ore, forestry, fishing, livestock, and agriculture. The region has a large population (roughly 300 million) representing a large number of markets. The region has been in transition over the last five years from the stagnant 1980s, which were characterized by poor economic policies, higher international interest rates, and limited access to new foreign capital. Economic growth was strong in the 1960s and 1970s, but slowed dramatically in the 1980s as a result of poor economic policies, higher international interest rates and the denial of access to new foreign capital.


              High inflation and low economic growth have given way to stable, manageable inflation rates and higher economic growth, although political turmoil (including assassinations) continues in some countries. Changes in political leadership and the implementation of market-oriented economic policies, such as privatization, trade reform, and fiscal and monetary reform are among the recent steps taken to modernize the Latin American economies and regenerate growth in the region. Various trade agreements have also been formed within the region, including the Andean Pact, Mercosur, and NAFTA. NAFTA, which was implemented on January 1, 1994, is the largest of these agreements.


              Latin American equity markets can be extremely volatile and in the past have shown little correlation with the U.S. market. Currencies have typically been weak, given high inflation rates, but have stabilized more recently. Most currencies are not free floating, but wide fluctuations in value over relatively short periods of time can still occur due to changes in the market.


              Mexico's economy has been transformed significantly over the last six to seven years. In the past few years, the government has sold the telephone company, the major steel companies, the banks, and many other industries. The remaining major state ownership is in the oil and electricity sectors. The United States is Mexico's major trading partner, accounting for two-thirds of its exports and imports. The Mexican government, in consultation with international economic agencies, is implementing programs to stabilize the economy and foster growth. For example, Mexico, the United States, and Canada implemented NAFTA. This cooperation is expected to lead to increased trade and reduced trade barriers.


              In the early 1980s, Mexico experienced a foreign debt crisis. By 1987, foreign debt had reached prohibitive levels, accounting for 90% to 95% of Gross Domestic Product (GDP), thus draining Mexico of its resources. In December 1994, Mexico reversed a long-held currency policy by devaluing the Mexican peso and allowing it to float freely. The value of the peso against the U.S. dollar and other currencies declined sharply. As a result, Mexican stocks plunged while interest rates soared, and other Latin America securities markets were also adversely affected. Extension and continuance of financial aid to Mexico from the U.S., including loan guarantees, is uncertain at this time. In addition, continued political unrest, particularly in southern Mexico, and uncertainty as to the effectiveness of reforms have recently had an adverse impact on economic development.

              Brazil entered the 1990s with declining real growth, runaway inflation, an unserviceable foreign debt of $122 billion, and a lack of policy direction. Over the last two years, Brazil has stabilized its domestic economy through a relentless process of balancing the government budget, the privatization of state enterprises, deregulation and reduction of red tape, and the introduction of greater competition into the domestic business environment. Inflation has been reduced from 50% per month to about 3% per month since mid 1994. A major long-run strength is Brazil's natural resources. Iron ore, bauxite, tin, gold, and forestry products make up some of Brazil's natural resource base, which includes some of the largest mineral reserves in the world. In terms of population, Brazil is the sixth largest country in the world with about 155 million people, and represents a huge domestic market.


              Chile, like Brazil, is endowed with considerable mineral resources, particularly copper, which accounts for 40% of total exports. Economic reform has been ongoing in Chile for at least 15 years, but political democracy has only recently returned. Privatization of the public sector beginning in the early 1980s has bolstered the equity market. A well-organized pension system has created a long-term domestic investor base.


              Argentina is strong in wheat production and other foodstuffs and in livestock ranching. A well-educated and skilled population boasts one of the highest literacy rates in the region. The country has been ravaged by decades of extremely high inflation and political instability. Thanks to structural reforms, the revitalized Argentine economy has been among the top three fastest growing economies in the world over the last three years. The newly created Argentine economic institutions have integrated the country with the rest of the world, leaving the state to concentrate on its essential functions. Privatization is ongoing and should reduce the amount of external debt outstanding. The markets for labor, capital, and goods and services have been deregulated. Nearly all non-tariff barriers and export taxes have been eliminated, the tariff structure has been simplified, and tariffs have been sharply reduced.


              Venezuela has substantial oil reserves. External debt is being renegotiated, and the government is implementing economic reform in order to reduce the size of the public sector. Internal gasoline prices, which are one-third those of international prices, are being increased in order to reduce subsidies. The failure of major banks adversely affected the Venezuelan economy in 1994 and could continue to have a negative impact. Plans for privatization and exchange and interest rate liberalization are examples of recently introduced reforms.

                           Emerging Markets: Latin America
                        Market Capitalization in U.S. Dollars
                                      June 1995
                        -------------------------------------


                                                Millions
                                                --------
                          Argentina             33,498

                          Brazil               149,110

                          Chile                 83,453

                          Colombia              18,176

                          Mexico                93,638

                          Peru                   9,997

                          Venezuela              4,936


     Source: IFC (International Finance Corporation, Second Quarter 1995)


                   Real GDP Annual Rate of Growth (annual % change)
                   ------------------------------------------------
                                         1994
                                         ----


                        Argentina                      7.1%

                        Brazil                         5.7%

                        Chile                          4.2%

                        Mexico                         3.5%

                        Venezuela                      3.3%



     Source: World Economic Outlook, May 1995
     (International Monetary Fund. Figures are quoted based on each country's domestic currency.)

     For national stock market index performance, please see the section of "Performance" beginning on page __.

                 SPECIAL CONSIDERATIONS AFFECTING JAPAN, THE PACIFIC
                              BASIN, AND SOUTHEAST ASIA
                 ----------------------------------------------------

              Many Asian countries may be subject to a greater degree of social, political and economic instability than is the case in the United States and Western European countries. Such instability may result from (i) authoritarian governments or military involvement in political and economic decision-making; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious, and racial disaffection.

              The economies of most of the Asian countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the United States, Japan, China and the European Community. The enactment by the United States or other principal trading partners of protectionist trade legislation, reduction of foreign investment in the local economies and general declines in the international securities markets could have a significant adverse effect upon the securities markets of the Asian countries.

              The success of market reforms and a surge in infrastructure spending have fueled rapid growth in many developing countries in Asia. Rapidly rising household incomes have fostered large middle classes and new waves of consumer spending. The increases in infrastructure and consumer spending have made domestic demand the growth engine for these countries. Thus, their growth now depends less upon exports to Organization for Economic Cooperation and Development (OECD) countries. While exports may no longer be the sole source of growth for developing economies, improved competitiveness in export markets has contributed to growth in many of these nations. The increased productivity in many Asian countries has enabled them to achieve, or maintain, their status as top exporters while improving their national living standards.


              Thailand has one of the fastest growing stock markets in the world. The manufacturing sector is becoming increasingly sophisticated and is benefiting from export-oriented investing. The manufacturing and service sectors continue to account for the bulk of Thailand's economic growth. The agricultural sector continues to become less important. The government has followed fairly sound fiscal and monetary policies, aided by increased tax receipts from a fast moving economy. The government also continues to move ahead with new projects - especially telecommunications, roads and port facilities - needed to refurbish the country's overtaxed infrastructure. The country enjoys an able bureaucracy that has maintained economic policy during the country's many coups. In recent years, the risk of a coup has diminished, but corruption remains widespread.

              Hong Kong's impending return to Chinese dominion in 1997 has not initially had a positive effect on its economic growth, which was vigorous in the 1980s. Although China has committed by treaty to preserve the economic and social freedoms enjoyed in Hong Kong for 50 years after regaining control of Hong Kong, the continuation of the current form of the economic system in Hong Kong after the reversion will depend on the actions of the government of China. Business confidence in Hong Kong, therefore, can be significantly affected by developments, which in turn can affect markets and business performance. In preparation for 1997, Hong Kong has continued to develop trade with China, where it is the largest foreign investor, while also maintaining its long-standing export relationship with the United States. Spending on infrastructure improvements is a significant priority of the colonial government while the private sector continues to diversify abroad based on its position as an established international trade center in the Far East.


              In terms of GDP, industrial standards and level of education, South Korea is second only to Japan in Asia. It enjoys the benefits of a diversified economy with well developed sectors in electronics, automobiles, textiles and shoe manufacture, steel and shipbuilding among others. The driving force behind the economy's dynamic growth has been the planned development of an export-oriented economy in a vigorously entrepreneurial society. Real GDP grew about 8.3% in 1994. Both South Korea and North Korea joined the United Nations separately in late 1991, creating another forum for negotiation and joint cooperation. The reunification of North and South Korea could have a detrimental effect on the economy of South Korea.


              Indonesia is a mixed economy with many socialist institutions and central planning but with a recent emphasis on deregulation and private enterprise. Like Thailand, Indonesia has extensive natural wealth, yet with a large and rapidly increasingly population, it remains a poor country. Dependent on oil prices during the 1980s, its manufactured products now predominate, contributing 21% of GDP. Indonesia's development is progressing smoothly, and it has become the world's twelfth largest economy.


              Malaysia has one of the fastest growing economies in the Asian-Pacific region. Malaysia has become the world's third-largest producer of semiconductor devices (after the United States and Japan) and the world's largest exporter of semiconductor devices. More remarkable is the country's ability to achieve rapid economic growth with relative price stability as the government followed prudent fiscal and monetary policies. Malaysia's high export dependence level leaves it vulnerable to recession in the OECD countries or to a fall in world commodity prices.

              India is one of the world's top fifteen industrial nations and has considerable natural resources. The government exercises significant influence over many aspects of the economy. Accordingly, future government actions could have a significant effect on private sector companies, market conditions, and prices and yields of securities of Indian issuers held by a fund. Policymakers in India actively encourage foreign direct investment, particularly in labor intensive industries. In addition, Indian stock exchanges rely entirely on delivery of physical share certificates and have experienced operational difficulties. These problems have included the existence of fraudulent shares in the market, failed trades, and delays in the settlement and registration of securities transactions. Indian stock exchanges have in the past been forced to close for political reasons; for example, a brokers' strike closed the exchange for ten days in December 1993, and there is no assurance that the exchanges will not be forced to close again.

              Singapore has an open entrepreneurial economy with strong service and manufacturing sectors and excellent international trading links derived from its history. During the 1970s and the early 1980s, the economy expanded rapidly, achieving an average annual growth rate of 9%. Per capita GDP is among the highest in Asia. Singapore holds a position as a major oil refining and services center.

              Japan currently has the second largest GDP in the world. The Japanese economy has grown substantially over the last three decades. Its growth rate averaged over 5% in the 1970s and 1980s. However, in 1994, the growth rate in Japan slowed to 0.6% and its budget showed a deficit of 7.8% of GDP. Despite small rallies and market gains, Japan has been plagued with economic sluggishness. Economic conditions have weakened considerably in Japan since October 1992. The boom in Japan's equity and property markets during the expansion of the late 1980s supported high rates of investment and consumer spending on durable goods, but both of these components of demand have now retreated sharply following the decline in asset prices. Japan is suffering its worst recession in two decades. Profits have fallen sharply, unemployment has reached an historical high of 3.2%, and consumer confidence is low. The banking sector has experienced a sharp rise in non-performing loans, and strains in the financial system may continue. Nine discount rate cuts since their peak of 6% in 1991, a succession of fiscal stimulus packages, support plans for the debt-burdened financial system, and spending for reconstruction following the Kobe earthquake should help to contain recessionary forces, but substantial uncertainties remain. The general government position has deteriorated as a result of weakening economic growth, as well as stimulative measures taken recently to support economic activity and to restore financial stability.


              In addition to a cyclical downturn, Japan is suffering through structural adjustments. Like the Europeans, the Japanese have seen a deterioration in their competitiveness due to high wages, a strong currency, and structural rigidities. Japan has also become a mature industrial economy and, as a result, will see its long-term growth rate slow down over the next ten years. Finally, Japan is reforming its political process and deregulating its economy. These activities have resulted in turmoil, uncertainty, and a crisis of confidence.


              Japan is heavily dependent upon international trade and, accordingly, has been and may continue to be adversely affected by trade barriers, and other protectionist or retaliatory measures of, as well as economic conditions in, the United States and other countries with which it trades. Industry, the most important sector of the economy, is heavily dependent on imported raw materials and fuels. Japan's major industries are in the engineering, electrical, textile, chemical, automobile, fishing, and telecommunication fields. Japan imports iron ore, copper, and many forest products. Only 19% of its land is suitable for cultivation. Japan's agricultural economy is subsidized and protected. It is about 50% self-sufficient in food production. Even though Japan produces a minute rice surplus, it is dependent upon large imports of wheat, sorghum, and soybeans from other countries. Japan's high volume of exports such as automobiles, machine tools, and semiconductors have caused trade tensions with other countries, particularly the United States. Some trade agreements between the countries have reduced the friction caused by the current trade imbalance. A record high value for the Yen in the first half of 1995 threatened to derail Japan's recovery from a long economic downturn, mainly because it made Japanese products more expensive overseas and eroded the value of foreign earnings when repatriated to Japan. However, the recent easing of the Yen's value has created expectations that Japanese earnings will improve for the fiscal year ending March 1996.

              Australia has a prosperous Western-style capitalist economy, with a per capita GDP comparable to levels in industrialized West European countries. It is rich in natural resources and is the world's largest exporter of beef and wool, second-largest exporter of mutton, and among the top wheat exporters. Australia is also a major exporter of minerals, metals and fossil fuels. Due to the nature of its exports, a downturn in world commodity prices could have a significant negative impact on its economy.

                                Emerging Markets: Asia
                        Market Capitalization in U.S. Dollars
                                      June 1995
                        -------------------------------------


                                                                 Millions
                                                                 --------
           India                                              147,210

           Indonesia                                           52,243

           Korea                                              178,670

           Malaysia                                           224,176

           Pakistan                                             9,469

           Philippines                                         55,038

           Sri Lanka                                            2,259

           Taiwan                                             186,822

           Thailand                                           150,584



     Source: IFC (International Finance Corporation, Second Quarter 1995)


                   Real GDP Annual Rate of Growth (annual % change)
                                         1994
                   ------------------------------------------------


           China                                                   12.0%

           Hong Kong                                                5.7%

           India                                                    4.9%

           Indonesia                                                7.0%

           Japan                                                     n/a

           Korea                                                    8.3%

           Malaysia                                                 8.5%

           Philippines                                              4.5%

           Singapore                                                7.0%

           Taiwan                                                   6.2%

           Thailand                                                 8.5%



     Source: World Economic Outlook, May 1995
     (International Monetary Fund. Figures are quoted based on each country's domestic currency.)


     For national stock market index performance, please see the section of "Performance" beginning on page __.


                       SPECIAL CONSIDERATIONS AFFECTING EUROPE
                       ---------------------------------------

              New developments surrounding the creation of a unified common market in Europe have helped to reduce physical and economic barriers promoting the free flow of goods and services throughout Western Europe. These new developments could make this new unified market one of the largest in the world. However, in 1993, Europe's economies began to slow and subsequently slid into recession as tight monetary conditions and lack of progress toward inflation convergence and budgetary consolidation in many countries weakened consumer and business confidence. More generally, the turbulence in the foreign exchange markets since the middle of 1992 and escalating tensions over trade contributed to increased uncertainty in many countries. The U.S. dollar continued on its downward track with respect to both the German Mark and many other of Europe's currencies such as the Italian Lira, the Spanish Peseta, and the Swedish Krona, the value of which have been affected by political uncertainties and fiscal problems.


              Europe's economies began to improve in 1995 as continued growth in the United States and the countries of Southeast Asia provided the foundation for an export-led recovery. Thus recovery was aided by a sharp rebound of the U.S. dollar after it had reached postwar lows in the spring of 1995.


              The Eastern European countries, after several years of declining output, have generally shown dramatic growth in 1994 and 1995. Despite formidable obstacles and major differences among countries and regions, many nations are making substantial progress in their efforts to become market-oriented economies. However, these economies are becoming increasingly disparate and the experience of countries in the region varies markedly. Those nations making the most successful transition include Poland, the Czech Republic, and Hungary, while some of the former Soviet republics continue to suffer from the consequences of the break up of the Soviet Union and have made little progress in implementing effective market-oriented reforms. Key aspects of the reform and stabilization efforts have not yet been fully implemented, and risks of policy slippage remain. In the Russian Federation and most other countries of the former Soviet Union, economic conditions are of particular concern because of economic instability due to political unrest and armed conflicts in many regions.


              Notwithstanding the economic difficulties in many countries, recent positive developments offer hope for a cooperative growth strategy in the near term, which could also permit a strengthening of global economic performance over the medium term. Many developing countries are reaping the fruits of sustained reform and stabilization efforts. Efforts to enhance assistance to countries affected by the transition to a market-based trading system that is occurring in central Europe and the former Soviet Union, and to low-income countries to support strengthened stabilization and restructuring efforts, are moving forward. In Europe, exchange market tensions have eased, interest rates have been falling, and may continue to do so as evidence of the waning inflationary pressures accumulates.


              The European Community (EC) consists of Belgium, Denmark, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal, Spain, and the United Kingdom (the member states). In 1986, the member states of the EC signed the "Single European Act," an agreement committing these countries to the establishment of a market among themselves, unimpeded by internal barriers or hindrances to the free movement of goods, persons, services, or capital. To meet this goal, a series of directives have been issued to the member states. Compliance with these directives is designed to eliminate three principal categories of barriers: 1) physical frontiers, such as customs posts and border controls; 2) technical barriers (which include restrictions operating within national territories) such as regulations and norms for goods and services (product standards); discrimination against foreign bids (bids by other EC members) on public purchases; or restrictions on foreign requests to establish subsidiaries; and 3) fiscal frontiers, notably the need to levy value-added taxes, tariffs, or excise taxes on goods or services imported from other EC states.

              The ultimate goal of this project is to achieve a large unified domestic European market in which available resources would be more efficiently allocated through the elimination of the above-mentioned barriers and the added costs associated with those barriers. Elimination of these barriers would simplify product distribution networks, allow economies of scale to be more readily achieved, and free the flow of capital and other resources. The Maastricht Treaty on economic and monetary union (EMU) attempts to provide its members with a stable monetary framework consistent with the EC's broad economic goals. But until the EMU takes effect, which is intended to occur between 1997 and 1999, the community will face the need to reinforce monetary cooperation in order to reduce the risk of a recurrence of tensions between domestic and external policy objectives.

              The total European market, as represented by both EC and non-EC countries, consists of over 328 million consumers, making it larger currently than either the U.S. or Japanese markets. European businesses compete nationally and internationally in a wide range of industries including: telecommunications and information services, roads and transportation, building materials, food and beverages, broadcast and media, financial services, electronics, and textiles. Actual and anticipated actions on the part of member states to conform to the unified Europe directives has prompted interest and activity not only by European firms, but also by foreign entities anxious to establish a presence in Europe that will result from these changes. Indications of the effect of this response to a unified Europe can be seen in the areas of mergers and acquisitions, corporate expansion and development, GDP growth, and national stock market activity.

              The early experience of the former centrally planned economies has already demonstrated the crucially important link between structural reforms, macroeconomic stabilization, and successful economic transformation. Among the central European countries, the Czech Republic, Hungary, and Poland have made the greatest progress in structural reform; inflationary pressures in those countries have abated following price liberalization, and output has begun to recover. These achievements will be difficult to sustain, however, in the absence of strong efforts to contain the large fiscal deficits that have accompanied the considerable losses of output and tax revenue since the start of the reform process.

              In the Baltic countries there are encouraging signs that reforms are taking hold and are being supported by strong stabilization efforts. In most other countries of the former Soviet Union, in contrast, inadequate stabilization efforts now threaten to lead to hyper-inflation, which could derail the reform process. Inflation, which had abated following the immediate impact of price liberalization in early 1992, surged to extremely high levels in late 1992 and early 1993. The main reason for this development has been excessive credit expansion to the government and to state enterprises. The transformation process is being seriously hampered by the widespread subsidization of inefficient enterprises and the resulting misallocation of resources. The lack of effective economic and monetary cooperation among the countries of the former Soviet Union exacerbates other problems by severely constraining trade flows and impeding inflation control. Partly as a result of these difficulties, some countries have decided that the introduction of separate currencies offers the best hope for avoiding hyper-inflation and for improving economic conditions. This development can facilitate the implementation of stronger stabilization programs. Economic conditions in the former Soviet Union have continued to deteriorate. Real GDP in Russia fell 11.9 percent in 1993, after an 18 percent decline in 1992. In many other countries of the region, output losses have been even larger. These declines reflect the adjustment difficulties during the early stages of the transition, high rates of inflation, the compression of imports, disruption in trade among the countries of the former Soviet Union, and uncertainties about the reform process itself. Large-scale subsidies are delaying industrial restructuring and are exacerbating the fiscal situation. A reversal of these adverse factors is not anticipated in the near term, and output is expected to decline further in most of these countries.


              Economic conditions appear to have improved for some of the transition economies of central Europe during the past year. Following three successive years of output declines, there has been a turnaround in the Czech Republic and the Slovak Republic, Hungary and Poland; growth in private sector activity and strong exports, especially to Western Europe, now appear to have contained the fall in output. Most central European countries in transition have achieved positive real growth in 1994 and 1995 as market reforms deepen. The strength of the projected output gains will depend crucially on the ability of the reforming countries to contain fiscal deficits and inflation and on their continued access to, and success in, export markets. A number of their governments, including those of Hungary and Poland, are currently implementing or considering reforms directed at political and economic liberalization, including efforts to foster multi-party political systems, decentralize economic planning, and move toward free market economies. At present, no Eastern European country has a developed stock market, but Poland, Hungary and the Czech Republic have small securities markets in operation. Ethnic and civil conflicts currently continue throughout the former Yugoslavia. Although there has been recent progress toward a peaceful settlement of these conflicts, the outcome remains uncertain.


              Both the EC and Japan, among others, have made overtures to establish trading arrangements and assist in the economic development of the Eastern European nations. In the rest of Europe, monetary policy and financial market developments have been dominated by the currency turmoil that began in September 1992. At the same time, conditions are improving for significant reductions of official interest rates in Europe, which should help to contain recessionary forces and provide support to the overall economic recovery in the regions by early 1996. With the passage of the General Agreement on Trade and Tariffs earlier this year, Europe has taken a step forward in resisting protectionist pressures. Interest rates continue to decline, but some countries' tight monetary conditions remain an obstacle to stronger growth and a threat to exchange market stability. However, in the long term, economic unification could prove to be an engine for domestic and international growth.


              The conditions that have given rise to these developments are changeable, and there is no assurance that reforms will continue or that their goals will be achieved.

              Portugal is a genuinely emerging market which has experienced rapid growth since the mid-1980s, except for a brief period of stagnation over 1990-91. Portugal's government remains committed to privatization of the financial system away from one dependent upon the banking system to a more balanced structure appropriate for the requirements of a modern economy.

              Economic reforms launched in the 1980s continue to benefit Turkey in the 1990s. Turkey's economy has grown since the 1980s. Agriculture remains the most important economic sector, employing over half of the labor force, and accounting for significant portions of GDP and exports. Inflation and interest rates remain high, and a large budget deficit will continue to cause difficulties in Turkey's continuing transformation from a centrally controlled to a free market economy.

              Like many other Western economies, Greece suffered severely from the global oil price hikes of the 1970s, with annual GDP growth plunging from 8% to 2% in the 1980s, and inflation, unemployment, and budget deficits rising sharply. The fall of the socialist government in 1989 and the inability of the conservative opposition to obtain a clear majority led to business uncertainty and the prospect for continued flat economic performance. Once Greece has sorted out its political situation, it will have to face the challenges posed by the steadily increasing integration of the EU, including the progressive lowering of trade and investment barriers. Tourism continues as a major industry, providing a vital offset to a sizable commodity trade deficit.

                   Real GDP Annual Rate of Growth (annual % change)
                                         1994
                   ------------------------------------------------
           Denmark                                                  4.6%

           France                                                   2.5%

           Germany                                                  2.9%

           Italy                                                    2.5%

           Netherlands                                              2.4%

           Spain                                                    1.9%

           Switzerland                                              2.0%

           United Kingdom                                           3.8%



     Source: World Economic Outlook, May 1995
     (International Monetary Fund. Figures are quoted based on each country's domestic currency.)

     For national stock market index performance, please see the section of "performance" beginning on page __.


                       SPECIAL CONSIDERATIONS AFFECTING AFRICA
                       ---------------------------------------

              Africa is a continent of roughly 50 countries with a total population of approximately 840 million people. Literacy rates (the percentage of people who are over 15 years of age and who can read and write) are relatively low, ranging from 20% to 60%. The primary industries include crude oil, natural gas, manganese ore, phosphate, bauxite, copper, iron, diamonds, cotton, coffee, cocoa, timber, tobacco, sugar, tourism, and cattle.

              Many African countries are fraught with political instability. However, there has been a trend over the past several years toward democratization. Many countries are moving from a military style, Marxist, or single party government to a multi-party system. Still, there remain many countries that do not have a stable political process. Many countries have been enmeshed in civil, ethnic or border wars. Ethnic, religious, cultural and linguistic differences divide the African peoples.

              Economically, the Northern Rim countries (which include Morocco, Egypt, and Algeria), Nigeria, Zimbabwe and South Africa are the wealthier countries on the continent due to their strong ties with the European nations. The market capitalization of these countries has been growing recently as more international companies invest in Africa and as local companies start to list on the exchanges. However, religious strife has been a significant source of instability in the Northern Rim countries. Although racial discord in South Africa appears to have been reduced by constitutional and political changes that are in progress, as well as increased foreign investments, the long-term future of South Africa remains uncertain.

              On the other end of the economic spectrum are countries, such as Burkina-Faso, Madagascar, and Malawi, that are considered to be among the poorest or least developed in the world. These countries are generally landlocked or have poor natural resources. The economies of many African countries are heavily dependent on international oil prices. Of all the African industries, oil has been the most lucrative, accounting for 40% to 60% of many countries' GDP. However, the general decline in oil prices has had an adverse impact on many economies.

                          SPECIAL FACTORS AFFECTING NEW YORK
                          ----------------------------------


              The financial condition of New York State (the State), its public authorities and public benefit corporations (the Authorities) and its local governments, particularly The City of New York (the City), could affect the market values and marketability of, and therefore the net asset value per share and the interest income of New York Municipal Income Fund or result in the default of existing obligations, including obligations which may be held by the fund. The following section provides only a brief summary of the complex factors affecting the financial situation in New York and is based on information obtained from the State, certain of its Authorities, the City and certain other localities, as publicly available on the date of this Statement of Additional Information. The information contained in such publicly available documents has not been independently verified. It should be noted that the creditworthiness of obligations issued by local issuers may be unrelated to the creditworthiness of the State, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default in the absence of a specific guarantee or pledge provided by the State.


              The State and the City have each experienced recent serious financial difficulties and declines in their credit standings. S&P and Moody's have each assigned ratings for the State's general obligation bonds that are among the three lowest of those states with rated general obligation bonds. The ratings of certain related debt of other issuers for which the State has an outstanding moral obligation, lease purchase, guarantee or other contractual obligation are generally linked directly to the State's rating. S&P and Moody's have each assigned ratings for the City's general obligations that are among the four lowest of those cities with rated general obligation bonds. Should the financial condition of the State, its Authorities, or its local governments deteriorate, their respective credit ratings could be further reduced, and the market value and marketability of their outstanding notes and bonds could be adversely affected, and their respective access to the public credit markets jeopardized.


              Economic Factors. New York is the third most populous state in the nation, and has a relatively high level of personal wealth. However, the State economy has grown more slowly than that of the nation as a whole, resulting in the gradual erosion of its relative economic affluence (due to factors such as relative costs for taxes, labor, and energy). The State's economy is diverse, with a comparatively large share of the nation's financial, insurance, transportation, communications, and services employment, and a very small share of the nations' farming and mining activity. New York has a declining proportion of its workforce engaged in manufacturing and increasing proportion engaged in service industries. The State, therefore is likely to be less affected than the nation as a whole during an economic recession concentrated in construction and manufacturing sectors of the economy, but is likely to be more affected during a recession concentrated in the service-producing sector. The State's manufacturing and maritime base have been seriously eroded, as illustrated by the decline of the steel industry in the Buffalo area and of the apparel and textile industries in the City. In addition, the City experienced substantial socio-economic changes, as a large segment of its population and a significant share of corporate headquarters and other businesses relocated (many out-of-state).


              Both the State and the City experienced substantial revenue increases in the mid-1980s attributable directly and indirectly to growth in new jobs, rising profits, and capital appreciation derived from the finance sector of the City's economy. The finance sector's growth was a catalyst for the New York City metropolitan region's related business and professional services, retail trade and residential and commercial real estate markets. The then rising real estate market contributed to City revenues, as higher property values and new construction added to collections from property taxes, mortgage recording, and transfer taxes and sales taxes on building materials. The boom on Wall Street more than compensated for the continued erosion of the State's (and the City's) manufacturing and maritime base, since average wages in finance and related business and professional services were substantially higher (thereby providing a net increase of higher incomes, taxed at even higher marginal rates).


              During the calendar years 1984 through 1991, the State's rate of economic expansion was somewhat slower than that of the nation as a whole. In the 1990-91 national recession, the economy of the Northeast region in general and the State in particular was more heavily damaged than that of the rest of the nation and has been slower to recover. Although the national economy began to expand in 1991, the State economy remained in recession until 1993, when employment growth resumed. Employment growth has been hindered during recent years by significant cutbacks in the computer and instrument manufacturing, utility and defense industries. Personal income increased substantially in 1992 and 1993. The State economy entered the third year of a slow recovery in 1995. Most of the growth occurred in the trade, construction and service industries, with business, social services and health sectors accounting for most of the service industry growth. The State's economy is expected to continue to expand modestly during 1995 and 1996, according to assumptions contained in the State financial plan for fiscal year 1995-1996. Employment is expected to grow slightly during 1995, although the rate of increase is expected to be below the rate experienced in 1994 due to cutbacks in federal spending and employment, as well as continued corporate downsizing.


              Notwithstanding the State budget for fiscal year 1995-96 which enacts significant tax and program reductions, the State can expect to confront structural deficits in future years. The 1995-96 State financial plan includes actions that will have an effect on the budget outlook for fiscal year 1996-97 and beyond. In part, the 1995-96 State financial plan reflects actions which provide nonrecurring measures (sometimes referred to as "one-shots") variously estimated to provide $900 million to $1.0 billion of savings. Additionally, the three-year plan to reduce State personal income taxes, as discussed below briefly, will decrease State tax receipts by an estimated $1.7 billion in fiscal year 1996-97. Similarly, other actions taken to reduce disbursements in the State's 1995-96 fiscal year, such as reductions in the State workforce and Medicaid and welfare expenditures, are expected to provide greater reductions in future fiscal years. The net impact of these and other factors is expected to produce a potential imbalance in receipts and disbursements for State fiscal year 1996-97 and future fiscal years.


              Further, there can be no assurance that the State economy will not experience worse-than-predicted results in the 1995-96 fiscal year with corresponding material and adverse effects on the State's projections of receipts and disbursements. The State financial plan is based upon forecasts of national and State economic activity. Many uncertainties exist in such forecasts, including federal financial and monetary policies, the availability of credit and the condition of the world economy. In addition, the economic and financial condition of the State may be affected by various financial, social, economic and political factors. These factors can be complex, may vary from year to year and are frequently the results of actions taken not only by the State and its agencies and instrumentalities, but also by other entities, such as the federal government, that are not under the control of the State.


              The fiscal health of the State may also be impacted by the fiscal health of the City. Although the City has had a balanced budget since 1981, estimates of the City's future revenues and expenditures are subject to various uncertainties. For example, the effects of the October 1987 stock market crash and the 1990-92 national recession have had a disproportionately adverse impact on the New York City metropolitan region, as private sector job losses since 1989 have offset all the prior employment gains of the 1980s. Declines in both employment and earnings in the finance sector contributed to declines in retail sales and real estate values. In addition, a number of widely publicized bankruptcies among highly leveraged retailing, brokerage and real estate development companies occurred. The effects of the recession have extended to banking, insurance, business services (such as law, accounting and advertising), publishing and communications. Factors which may inhibit the City's economic recovery include (i) credit restraints imposed by the weak financial condition of several major money center banks located in the City; (ii) increases in combined State and local tax burdens, if uncompetitive tax rates are imposed; (iii) perceived declines in the quality of life attributable to service reductions and the deterioration of the City's infrastructure; (iv) additional employment losses in the City's banking sector or corporate headquarters complex due to further corporate relocations or restructurings; or (v) increased expenditures for public health assistance and care. The City's future economic condition will also likely be affected by its competitive position as a world financial center (compared to London, Tokyo, Frankfurt, and competing regional U.S. centers). Investors should note that the budget for the City's 1996 fiscal year addresses a projected $2.7 billion budget gap. Most of the budget-gap closing initiatives may be implemented only with the cooperation of certain City officials, the City's municipal unions, or the State or Federal governments. No assurance can be given that such initiatives will be taken.


              While the State's economy is broader-based than that of the City, particular industries are concentrated in and have a disproportionate impact on certain areas, such as heavy industry in Buffalo, photographic and optical equipment in Rochester, machinery and transportation equipment in Syracuse and Utica-Rome, computers in Binghamton and in the Mid-Hudson Valley, and electrical equipment in the Albany-Troy-Schenectady area. Constraints on economic growth, taxpayer resistance to proposed substantial increases in local tax rates, and reductions in State aid in regions apart from the City have contributed to financial difficulties for several county and other local governments.


              The State. As noted above, the financial condition of the State is affected by several factors, including the strength of the State and its regional economies, actions of the federal government, and State actions affecting the level of receipts and disbursements. Owing to these and other factors, the State may, in future years, face substantial potential budget gaps resulting from a significant disparity between tax revenues projected from a lower recurring receipts base and the future costs of maintaining State programs at current levels.


              The State has been experiencing and continues to experience substantial financial difficulties, with General Fund (the principal operating account) deficits incurred during the fiscal years 1989-1990 through 1991-1992. The State's accumulated General Fund deficit (on a GAAP basis) grew 91% from FY1986-87 to FY1990-91, and reached a then-record $6.265 billion (audited) by March 31, 1991. An accumulated General Fund deficit at March 31, 1993 was restated to be $2.551 billion. The State ended its 1993-94 fiscal year with a negative fund balance of $1.637 billion. This represented an improvement over prior years, primarily due to an improving national and State economy resulting in higher-than-expected receipts from personal income tax and various business taxes and the relative success of the New York Local Government Assistance Corporation ("LGAC"). The General Fund showed an operating surplus of $914 million (on a GAAP basis). The State's 1994-95 fiscal year budget was adopted on June 8, 1994, more than two months after the beginning of the State's fiscal year and has made all of the required quarterly revisions as of the date hereof. The State ended its 1994-95 fiscal year with the General Fund in balance. Actual receipts reported fell short of original projections by approximately $1.2 billion, primarily in the categories of personal income and business taxes. These shortfalls were offset by better than expected performance in the remaining taxes, principally the user taxes and fees, which exceeded projections by $210 million. Disbursements were also reduced from original projections by approximately $848 million.


              On June 7, 1995, the New York State legislature passed the final legislation regarding the State's 1995-96 budget. The 1995-96 State financial plan was formulated on June 20, 1995. Both the enacted budget bills and the State financial plan for 1995-96 include reductions in the actual level of spending from that which occurred in the 1994-95 fiscal year and project reductions in Medicaid and State Authority operating costs. The 1995-96 budget also projects an approximate increase of 3% in all governmental funds over the amounts received in fiscal year 1994-95 and includes the phase-in of a three-year reduction in the State's personal income tax. There are risks and uncertainties concerning whether or not certain spending and tax cuts will be upheld if challenged in the courts. For example, the State Comptroller is challenging in court the proposed use of certain pension reserves. If such suit is successful, approximately $110 million would become unavailable as a source of contribution to the balanced State budget. Finding an additional $110 million in reductions or from other sources may prove difficult. Additionally, even if all spending and tax cuts contained in the State budget are successfully implemented, resulting in a balanced budget for fiscal year 1995-96, there can be no assurance that the State will not face budget gaps in future years, resulting from a disparity between tax revenues projected from a lower recurring-receipts base and the spending required to maintain State programs at current levels. Furthermore, the State is a party to numerous lawsuits in which an adverse decision could require extraordinary expenditures. Certain major budgetary considerations affecting the State are outlined below.


              Revenue Base. The State's principal revenue sources are economically sensitive, and include the personal income tax (53% of fiscal year 1994-95 General Fund receipts and estimated to be approximately 52% of fiscal year 1995-96 General Fund receipts), user taxes and fees (20% of both fiscal year 1994-95 and estimated 1995-96 General Fund receipts), and business taxes (15% and 14% respectively of fiscal year 1994-95 and estimated 1995-96 General Fund receipts). Uncertainties in taxpayer behavior as a result of actual and proposed changes in Federal tax law also can have an adverse impact on State tax receipts. One-fourth of the 4% State sales tax has been dedicated to pay debt service of LGAC, and has correspondingly reduced General Fund receipts. To the extent those moneys are not necessary for payment to LGAC, they are transferred from the LGAC Tax fund to the General Fund and reported as a transfer from other funds rather than as sales and use tax receipts. During fiscal years 1991-92, 1992-93, 1993-94, and 1994-95 moneys were so transferred. Capital gains are a significant component of income tax collections. Auto sales and building materials are significant components of retail sales tax collections. Tax rates are relatively high and may impose political and economic constraints on the ability of the State to further increase its taxes. In 1995, the State enacted a tax-reduction program designed to reduce, by 20 percent over three years, receipts from the personal income tax. The tax had remained unchanged since 1989 as a result of annual deferrals of tax reductions originally enacted in 1987. The tax-reduction program is estimated to reduce receipts by $515 million in the 1995-96 fiscal year, $1.7 billion in the 1996-97 fiscal year and produce further significant reductions in fiscal year 1997-98. In addition to such reductions in overall tax rates, the tax-reduction program also includes other modifications to the tax laws which will have the effect of lowering the amount of tax revenues to be received by the State. In the absence of countervailing economic growth or expenditure cuts, the tax cuts could make the achievement of a balanced State budget more difficult in future years.


              State Debt. The State has the heaviest debt burden of any state (with nearly $5.2 billion of long-term general obligations, $4.7 billion of LGAC debt and $18 billion of lease-purchase or other contractual debt outstanding as of March 31, 1995), and debt service costs absorb a large share of the State's budget. As of March 31, 1995 the State is also obligated with respect to nearly $7.0 billion for statutory moral obligations for nine of its Authorities and for guarantees of $358 million of other Authority debt. Historically, the State has had one of the largest seasonal financing requirements of any municipal issuer, and was required each spring to borrow substantial sums from public credit markets to finance its accumulated General Fund deficit and its scheduled payments of aid to local governments and school districts. To help reduce such seasonal financing needs, the State created LGAC as a financing vehicle to finance the State's local assistance payments by issuing long-term debt, payable over 30 years from a portion of the State sales tax, as discussed above. The State budget and State financial plan for fiscal year 1995-96 each proposes to utilize the remainder of authorized but yet unissued LGAC bonds. As of June 1995, LGAC had issued bonds and notes to provide net proceeds of $4.7 billion, thus completing the LGAC program. The impact of LGAC's borrowing is that the State is able to meet its cash flow needs in the first quarter of the 1995-96 fiscal year without relying on short-term seasonal borrowings. Neither the 1995-96 State financial plan nor the 1994-95 State financial plan included a spring borrowing, the first time in 35 years that there was no short-term borrowing. Investors should note that the enabling legislation for LGAC contains a covenant restricting the amount of any future State spring borrowing, which may reduce the State's fiscal flexibility in future years.


              Budgetary Flexibility. A significant portion of the State's General Fund budget is accounted for by contractually required expenses (such as pension and debt service costs) and by federally mandated programs (such as AFDC and Medicaid). In addition, State aid for school districts comprises a major share of the budget, and total appropriations and distribution of such aid is especially contentious politically.

     Furthermore, the State's ability to respond to unanticipated developments in the future may have been impaired since the State has utilized a substantial range of actions of a non-recurring nature in recent years to finance its General fund operations, including tapping excess monies in special funds, refinancing outstanding debt to reduce reserve fund requirements and current (but not long-term) debt service costs, recalculating pension fund contributions, selling State assets, reimbursing past General Fund expenditures by the issuance of authority debt and deferring payment for expenditures to future fiscal years. The 1995-96 State financial plan contains actions of a non-recurring nature including mergers of certain authorities payments from the sale of certain State assets, and payments associated with the resolution of certain court cases, totalling approximately $335 million.


              Labor Costs. The State government workforce is mostly unionized, subject to the Taylor Law which authorizes collective bargaining and prohibits (but has not historically prevented) strikes and work slowdowns. Costs for employee health benefits have increased substantially, and can be expected to further increase. The State has a substantial unfunded liability for future pension benefits, and has utilized changes in its pension fund investment return assumptions to reduce current contribution requirements. If such investment earnings assumptions are not sustained by actual results, additional State contributions will be required in future years to meet the State's contractual obligations. The State's change in actuarial method from the aggregate cost method to a modified projected unit credit in the 1990-91 fiscal year created a substantial surplus that was amortized and applied to offset the State's contribution through the 1993-94 fiscal year. This change in actuarial method was ruled unconstitutional by the State's highest court and the State returned to the aggregate cost method in fiscal year 1994-95 using a four-year phase-in. Employer contributions, including the State's, are expected to increase over the next five to ten years.


              Public Assistance. The State has the second largest number of persons receiving public assistance (AFDC and Home Relief) of any state. AFDC costs are shared among the federal government, the State and its counties (including the City) by statutory formula. Caseloads tend to rise significantly during economic downturns, but have fallen only in the later stages of past economic recoveries.


              Medicaid. The State participates in the federal Medicaid program under a state plan approved by the Health Care Financing Administration. The federal government provides a substantial portion of eligible program costs, with the remainder shared by the State and its counties (including the City). Basic program eligibility and benefits are determined by federal guidelines, but the State provides a number of optional benefits and expanded eligibility. Program costs have increased substantially in recent years, and account for a rising share of the State budget. Federal law requires the State adopt reimbursement rates for hospitals and nursing homes that are reasonable and adequate to meet the costs that must be incurred by efficiently and economically operated facilities in providing patient care, a standard that has led to past litigation by hospitals and nursing homes seeking higher reimbursement from the State. The budget for fiscal year 1995-96 includes a medicaid cost containment program estimated to reduce General Fund costs by $1.1 billion; such cutbacks in State spending for Medicaid may adversely affect the financial condition of hospitals and health care institutions that are the obligors of bonds that may be held by the fund.


              The State Authorities. The State's Authorities are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself, and may issue bonds and notes within the amounts of, and as otherwise restricted by, their legislative authorization. The New York State Public Authorities Control Board approves the issuance of debt and major contracts by ten of the Authorities. As of September 30, 1994, there were 18 Authorities that had outstanding debt of $100 million or more, the aggregate debt of which (including refunding bonds and moral obligation, lease-purchase, contractual obligation, or State-guaranteed debt) then totaled approximately $70.2 billion. As of March 31, 1994 (the date of the latest data available), aggregate public authority debt outstanding as State-supported was approximately $28 billion and State-related debt was approximately $36 billion. In recent years the State has provided financial assistance through appropriations, in some cases of a recurring nature, to certain Authorities for operating and other expenses and, (from 1976 to 1987) in fulfillment of its commitments on moral obligation indebtedness or otherwise, for debt service. The State budgeted operating assistance of approximately $1.3 billion for the Metropolitan Transportation Authority (MTA) for fiscal year 1994-1995 and estimates total State assistance in fiscal year 1995-96 to be approximately $1.1 billion. This assistance is expected to continue to be required (and may increase) in future years. Failure by the State to appropriate necessary amounts or to take other action to permit the Authorities to meet their obligations could adversely affect the ability of the State and the Authorities to obtain financing in the public credit markets and the market price of the State's outstanding bonds and notes.


              The MTA, whose credit standing was recently reduced, oversees the operation of the City's subway and bus lines by its affiliates, the New York City Transit Authority and the Manhattan and Bronx Surface Transit Operating Authority (collectively, the TA). MTA subsidiaries operate certain commuter rail and bus lines in the New York metropolitan area. An affiliated agency, the Triborough Bridge and Tunnel Authority (TBTA), operates certain intrastate toll bridges and tunnels. To maintain its facilities and equipment, which deteriorated significantly in the late 1970s due to deferred maintenance, the MTA prepared a five-year capital program subject to approval by the MTA Capital Program Review Board. In April 1993, the State legislature authorized the funding of a portion of a five-year $9.56 billion capital plan for the MTA for 1992 through 1996. MTA's five-year capital program for 1992-96 was approved by the State capital program review board in December 1993. There can be no assurance that all governmental actions for the 1992-96 capital program will be taken, that funding sources currently identified will not be decreased or eliminated, or that the capital program will not be delayed or reduced. If the capital program is delayed or reduced, ridership and fare revenues may decline, which could impair the MTA's ability to meet its operating expenses without additional State assistance. In addition, because fares are not sufficient to finance its mass transit operations, the MTA has depended and will continue to depend for operating support upon a system of State, local government and TBTA support, and to the extent available, Federal assistance (including loans, grants and operating subsidies). There can be no assurance that any such assistance will continue at any particular level or in any fixed relationship to the operating costs and capital needs of the MTA.


              The City. The City has required, and continues to require, significant financial assistance from the State. The City depends on State assistance both to enable the City to balance its budget and to meet its cash requirements. In the early 1970s, the City incurred substantial operating deficits, and its financial controls, accounting practices, and disclosure policies were widely criticized. In 1975, the City encountered severe financial difficulties and lost access to the public credit markets. The State Legislature responded in 1975 by creating the Municipal Assistance Corporation For The City of New York (MAC) to provide financing assistance for the City and the Financial Control Board to exercise certain oversight and review functions with respect to the City's finances. The Financial Control Board's powers over the City were suspended in June 1986, but would be reinstated (under current law) if the City experiences certain adverse financial circumstances. At the time of the fiscal crisis, the State provided substantial financial assistance to the City, the federal government provided the City with direct seasonal loans and guarantees on the City's long-term debt, and the City's labor unions accepted deferrals of wage increases and approved purchases of City bonds by the pension funds. No assurance can be given that similar assistance would again be made available if needed, particularly given the current budgetary constraints faced by both the Federal and State governments.


              The City provides services usually undertaken by counties, school districts or special districts in other large urban areas including the provision of social services such as day care, foster care, health care, family planning, services for the elderly and special employment services for needy individuals and families who qualify for such assistance. State law requires the City to allocate a large portion of its total budget to Board of Education operations, and mandates the City to assume the local share of public assistance and Medicaid costs. While the City has had GAAP operating surpluses, in recent fiscal years the City has experienced and continues to experience ongoing financial difficulties, primarily related to the impact of the recent recession on the local economy (reducing revenues from most major taxes and increasing public assistance and

     Medicaid caseloads), rising health care costs for City employees and for Medicaid, and rising inflation and interest rates. In response, the City implemented gap-closing programs in recent fiscal years, which initially relied primarily on actions of a non-recurring nature, but included substantial property tax rate increases and a personal income tax surcharge imposed in fiscal year 1991 and selected service cutbacks. Reductions in State aid, larger than budgeted labor settlements and increased police expenditures added to the adverse budgetary impact of the local recession, confronting the City with a potential $3.3 billion imbalance during fiscal year 1992 budget negotiations. This initial budget gap was closed by adoption of a budget providing for various tax increases and significant service reductions. Aid to nonprofit cultural institutions in the City was significantly reduced (as was State aid to such institutions), including certain institutions that are obligors of bonds that may be held by the fund. The City's budget for fiscal year 1994 identified measures to close a $300 million budget gap, which was the result of shortfalls in Federal and State aid from previously projected levels. The City achieved balanced operating results as reported in accordance with GAAP for the 1994 fiscal year. For fiscal year 1995, the City adopted a budget which halted the trend in recent years of substantial increases in City-funded spending from one year to the next. The City budget adopted for fiscal year 1996 reduces City-funded spending for the second consecutive year.


              Pursuant to State law, the City prepares a four-year annual financial plan, which is reviewed and revised on a quarterly basis and includes the City's capital, revenue and expense projections and outlines proposed budget gap-closing programs for those years with projected budget gaps.


              The mayor is responsible for preparing the City's four-year financial plan, including the City's current financial plan for the 1996 through 1999 fiscal years (the "1996-1999 Financial Plan"). The City's projections set forth in the 1996-1999 Financial Plan are based on various assumptions and contingencies which are uncertain and which may not materialize. Changes in major assumptions could significantly affect the City's ability to balance its budget and to meet its annual cash flow and financing requirements. Such assumptions and contingencies include the timing and pace of a regional and local economic recovery, increases in interest rates, the impact on real estate tax revenues of the real estate market, wage increases for city employees consistent with those assumed in the 1996-99 Financial Plan, employment growth, the ability to implement proposed reductions in City personnel and other cost reduction initiatives which may require in certain cases the cooperation of the City's municipal unions, the ability of the New York City Health and Hospitals Corporation and the Board of Education to take actions to offset reduced revenues, the ability to complete revenue generating transactions, provision of State and Federal aid and mandate relief, and the impact on City revenues of proposals for Federal and State Welfare reform. No assurance can be given that the assumptions used by the City in the 1996-99 Financial Plan will be realized. Furthermore, actions taken in recent fiscal years to avert deficits may have reduced the City's flexibility in responding to future budgetary imbalances, and have deferred certain expenditures to later fiscal years.


              The City's original budget for fiscal year 1995 reflected proposed actions to eliminate a $2.3 billion budget gap. The City submitted on July 21, 1995 a fourth quarter modification to the City's financial plan for the 1995 fiscal year which projects a balanced budget in accordance with GAAP for the City's 1995 fiscal year. On July 11, 1995, the City submitted the 1996-99 Financial Plan, which is based on the City's expense and capital budgets of the City's 1996 fiscal year adopted on June 14, 1995 (the "1996 City Budget"). The 1996 City Budget sets forth proposed actions by the City for the 1996 fiscal year to close a substantial projected budget gap (approximately $3.1 billion) resulting from lower than projected tax receipts and other revenues and greater than projected expenditures. Proposed actions in the 1996-99 Financial Plan for the City's 1996 fiscal year include a reduction of approximately $400 million primarily affecting public assistance and Medicaid payments by the City, expenditure reductions in agencies totalling approximately $1.2 billion and transitional labor savings of approximately $600 million. These and other proposed actions were contained in the 1996-99 Financial Plan as well as the 1996 City Budget. The City Budget is subject to the ability of the City to implement the proposed reductions in expenditures, personal services and personnel, which are substantial and may be difficult to implement. For example, the City Comptroller has announced his intention to block one of the key items contained in the 1996 City Budget, the sale of the City's water system for approximately $2.3 billion. Among other things, he cited his concern that such sale proceeds would be used primarily as a "one-shot" measure to close potential budget gaps by financing operating expenses in fiscal year 1996 rather than be used to undertake long-term capital projects. In addition, certain proposals may be offset by various State and Federal legislation which could mandate levels of City funding inconsistent with the 1996 City Budget and the 1996-99 Financial Plan. In addition, the 1996-99 Financial Plan anticipates the receipt of substantial amounts of Federal aid. Certain proposed State and Federal actions are subject to approvals from the Legislature, the Governor and the President, as applicable. Both Federal and State actions are uncertain; certain legislative proposals contemplate significant reductions in Federal spending, including proposed Federal welfare reform which could result in caps on, or block grants of, Federal programs. Further, no assurance can be given that either such actions will in fact be taken or that the projected savings will result even if such actions are taken.


              The City derives its revenues from a variety of local taxes, user charges, miscellaneous revenues and federal and State unrestricted and categorical grants. The City projects that local revenues will provide approximately 68.0% of total revenues in fiscal year 1996 while federal aid, including categorical grants, will provide 11.7% in fiscal year 1996 and State aid, including unrestricted aid and categorical grants, will provide 20.3% in fiscal year 1996. As a proportion of total revenues, State aid has remained relatively constant over the period from 1980 to 1990, while federal aid was sharply reduced (having provided nearly 20% of total fiscal year 1980 revenues). The largest source of the City's revenues is the real estate tax (approximately 22% of total revenues projected for fiscal year 1996), at rates levied by the City council (subject to certain State constitutional limits). State legislation requires that increases in assessments of certain classes of real property be phased-in over a five-year period; thus, property owners may receive higher assessments when property values are declining. However, in the event of a reduction in total assessments, higher tax rates would be required to maintain the same amount of tax revenue. The City derives the remainder of its tax revenues from a variety of other economically sensitive local taxes (subject to authorization by the legislature), including: a local sales and compensating use tax (primarily dedicated to MAC debt service) imposed in addition to the State's retail sales tax; the personal income tax on City residents and the earnings tax on non-residents; a general corporation tax; and a financial corporation tax. High tax burdens in the city impose political and economic constraints on the ability of the City to increase local tax rates. The City's four-year financial plans have been the subject of extensive public comment and criticism, principally questioning the reasonableness of assumptions that the City will have the capacity to generate sufficient revenues in the future to provide the level of services contained in such City financial plans. On July 10, 1995, Standard & Poor's lowered the City's credit rating from A- to BBB+, among the lowest ratings of any major city in the country. The rating agency cited specifically the City Budget's reliance on "one-shot" measures to balance the budget for fiscal year 1995-96 without rectifying the underlying structural problems, its continued optimistic projections of State and Federal aid, and continued high debt levels. Standard & Poor's also mentioned the feeble local economy and the City Budget's over-reliance on the financial services sector which historically has been volatile.


              The City is the largest municipal debt issuer in the nation, and has more than doubled its debt load since the end of fiscal year 1988, in large measure to rehabilitate its extensive, aging physical plant. The City's seasonal borrowing needs increased significantly during fiscal years 1990 and 1991, largely due to delayed State aid payments, and totalled $2.25 billion in fiscal year 1992, $1.4 billion in fiscal year 1993, $1.75 billion in fiscal year 1994 and $2.2 billion in fiscal year 1995. Current projections forecast a need of $2.4 billion of seasonal financing for fiscal year 1996. The City's current capital financing program reflects major reductions (approximately $2.13 billion) in the size of the capital program to be implemented cumulatively through fiscal year 1999 which is intended to reduce future debt service requirements. Such reductions may adversely affect the condition of the City's aging and deteriorating infrastructure and physical assets, such as sewers, streets, bridges and tunnels, and mass transit facilities. Further, the City's capital financing program currently contemplates receipt of proceeds of approximately $1 billion resulting from the sale of the City's water and sewer system to the Water Board, and proposes to utilize a substantial portion of such proceeds for capital project improvements. It is not certain that such proceeds will become available for capital improvements, because, as discussed above, the City Comptroller has stated his opposition to such proposed transfer of the water and sewer system.


              In November 1993, the voters approved a proposed charter whereby Staten Island would secede from the City. Staten Island is one of five counties/boroughs, comprising 4% of the City's population and 19% of its land area. State law provides a complex mechanism for such secession. The State Legislature is also considering establishment of a similar secession mechanism for Queens.


              Other Localities. Certain localities in addition to the City could have financial problems which, if significant, could lead to requests for additional State assistance during the State's fiscal year and thereafter. Fiscal difficulties experienced by the City of Yonkers, for example, could result in State actions to allocate State resources in amounts that cannot yet be determined. In the recent past, the State provided substantial financial assistance to its political subdivisions, totalling approximately 68% of General Fund disbursements in the State's fiscal year 1992-93, 69% for fiscal year 1993-94, 70% for fiscal year 1994-95 and estimated to account for 69% of General Fund disbursements in the State's 1995-96 fiscal year, primarily for aid to elementary, secondary and higher education, Medicaid income maintenance, and local transportation programs. The legislature enacted substantial reductions from previously budgeted levels of State aid since December 1990. To the extent the State is constrained by its financial condition, State assistance to localities may be further reduced, compounding the serious fiscal constraints already experienced by many local governments. Localities also face anticipated and potential problems resulting from pending litigation (including challenges to local property tax assessments), judicial decisions and socio-economic trends. The Legislature enacted substantial reductions from previously budgeted levels of State aid since December 1990. To the extent the State is constrained by its financial condition, State assistance to localities may be further reduced, compounding the serious fiscal constraints already experienced by many local governments. Localities also face anticipated and potential problems resulting from pending litigation (including challenges to local property tax assessments), judicial decisions and socio-economic trends.


              The total indebtedness of all localities in the State, other than the City, was approximately $17.7 billion, as of the localities fiscal years ending in 1993 (the date of the latest data available.) A small portion (approximately $105 million) of this indebtedness represented borrowing to finance budgetary deficits issued pursuant to enabling State legislation (requiring budgetary review by the State Comptroller). Subsequently, certain counties and other local governments have encountered significant financial difficulties, including the counties of Suffolk, Nassau, Monroe, and Westchester, and the City of Buffalo. The State imposed financial control on the City from 1977 to 1986 and on the City of Yonkers since 1984 under an appointed control board in response to fiscal crises encountered by such municipalities. The Legislature imposed certain limited fiscal restraints on Nassau and Suffolk Counties, and authorized their issuance of deficit bonds to finance over several years their respective 1992 operating deficits.


                         SPECIAL FACTORS AFFECTING CALIFORNIA
                         ------------------------------------


              Certain California constitutional amendments, legislative measures, executive orders, administrative regulations, and voter initiatives, as discussed below, could adversely affect the market values and marketability of, or result in default of, existing obligations, including obligations that may be held by California Municipal Income Fund. Obligations of the state or local governments may also be affected by budgetary pressures affecting the State of California (the State) and economic conditions in the State. Interest income to the fund could also be adversely affected. The following discussion highlights only some of the more significant financial trends and problems, and is based on information drawn from official statements and prospectuses relating to securities offerings of the State, its agencies, or instrumentalities, as available as of the date of this SAI. FMR has not independently verified any of the information contained in such official statements and other publicly available documents, but is not aware of any fact which would render such information inaccurate.


               CONSTITUTIONAL LIMITATIONS ON TAXES AND APPROPRIATIONS
               ------------------------------------------------------


              Limitation on Taxes. Certain obligations held by the fund may be obligations of issuers that rely in whole or in part, directly or indirectly, on ad valorem property taxes as a source of revenue. The taxing powers of local governments and districts are limited by Article XIIIA of the California Constitution, enacted by the voters in 1978 and commonly known as "Proposition 13." Briefly, Proposition 13 limits to 1% of full cash value the rate of ad valorem property taxes on real property and generally restricts the increase in taxes upon reassessment of property to 2% per year, except upon new construction or change of ownership (subject to a number of exemptions). Taxing entities may, however, raise ad valorem taxes above the 1% limit to pay debt service on voter-approved bonded indebtedness.


              Under Article XIIIA, the basic 1% ad valorem tax levy is applied against the assessed value of property as of the owner's date of acquisition (or as of March 1, 1975 if acquired earlier), subject to certain adjustments. This system has resulted in widely varying amounts of tax on similarly situated properties. Several lawsuits were filed challenging the acquisition-based assessment system of Proposition 13, but on June 18, 1992, the U.S. Supreme Court announced a decision upholding Proposition 13.


              Article XIIIA prohibits local governments from raising revenues through ad valorem property taxes above the 1% limit; it also requires voters of any government unit to give 2/3 approval to levy any "special tax." However, court decisions allowed non-voter-approved levies of "general taxes" which were not dedicated to a specific use. In response to these decisions, the voters of the State in 1986 adopted an initiative statute which imposed significant new limits on the ability of local entities to raise or levy general taxes, except by receiving majority local voter approval. Significant elements of this initiative, "Proposition 62," have been overturned in recent court cases, but efforts may continue to further restrict the ability of local government agencies to levy or raise taxes.


              Appropriations Limits. The State and its local governments are subject to an annual "appropriations limit" imposed by Article XIIIB of the California Constitution, enacted by the voters in 1979 and significantly amended by Propositions 98 and 111 in 1988 and 1990, respectively. Article XIIIB prohibits the State or any covered local government from spending "appropriations subject to limitation" in excess of the appropriations limit imposed. "Appropriations subject to limitation" are authorizations to spend "proceeds of taxes," which consist of tax revenues and certain other funds, including proceeds from regulatory licenses, user charges, or other fees to the extent that such proceeds exceed the cost of providing the product or service; but "proceeds of taxes" for local governments exclude most State subventions. No limit is imposed on appropriations of funds which are not "proceeds of taxes," such as reasonable user charges or fees and certain other non-tax funds, including bond proceeds.


              Among the expenditures not included in the Article XIIIB appropriations limit are: (1) the debt service cost of bonds issued or authorized prior to January 1, 1979, or subsequently authorized by the voters; (2) appropriations arising from certain emergencies declared by the Governor; (3) appropriations for certain capital outlay projects; and
     (4) appropriations by the State of post-1989 increases in gasoline taxes and vehicle weight fees.


              The appropriations limit for each year is adjusted annually to reflect changes in cost of living and population, and any transfers of service responsibilities between government units. The definitions for such adjustments were liberalized by Proposition 111 to follow more closely growth in the State's economy. For the 1990-91 fiscal year, each unit of government has recalculated its appropriations limit by taking the actual 1986-87 limit and applying the Proposition 111 annual adjustments forward to 1990-91. This was expected to raise the limit in most cases.


              Under Proposition 111, "excess" revenues are measured over a two-year cycle. With respect to local governments, excess revenues must be returned by a revision of tax rates or fee schedules within the two subsequent fiscal years. The appropriations limit for a local government may be overridden by referendum under certain conditions for up to four years at a time. With respect to the State, 50% of any excess revenues is to be distributed to K-12 school and community college districts (collectively, K-14 districts) and the other 50% is to be refunded to taxpayers.


              In the years immediately following enactment, very few California governmental entities operated near their appropriations limit. In the mid-to-late 1980's, many entities were at or approaching their limit, and several successfully obtained voter approval for four-year waivers of the limit. Since Proposition 111, the appropriations limit has again ceased to be a practical limit on California governments, but this condition may change in the future. During FY 1986-87, State receipts from proceeds of taxes exceeded its appropriations limit by $1.138 billion, which was returned to taxpayers. Since that time, appropriations subject to limitation were under the State limit. The 1995-96 Governor's Budget proposal estimates State appropriations will be more than $6.0 billion under the limit for FY 1994-95 and over $7.2 billion under the limit for FY 1995-96.


                        OBLIGATIONS OF THE STATE OF CALIFORNIA
                        --------------------------------------


              As of February 1995, the State had approximately $18.6 billion of general obligation bonds outstanding, and $4.1 billion remained authorized but unissued. In addition, at June 30, 1994, the State had lease-purchase obligations, payable from the State's General Fund, of approximately $5.1 billion. Of the State's outstanding general obligation debt, approximately 21% is presently self-liquidating (for which program revenues are anticipated to be sufficient to reimburse the General Fund for debt service payments). In FY 1993-94, debt service on general obligation bonds and lease-purchase debt was approximately 5.2% of General Fund revenues. The State has paid the principal of and interest on its general obligation bonds, lease-purchase debt, and short-term obligations when due.

                                       ECONOMY
                                       -------


              The State's economy is the largest among the 50 states and one of the largest in the world. The State's population grew by 27% in the 1980s and, at over 31 million, it now represents 12.3% of the total U.S.
     population. Total personal income in the State, at an estimated $683 billion in 1993, accounts for almost 13% of all personal income in the nation. Total employment in 1994 was over 14 million, the majority of which is in the service, trade, and manufacturing sectors.


              From mid-1990 to late 1993, the State suffered a recession with the worst economic, fiscal and budget conditions since the 1930s. Construction, manufacturing (especially aerospace), and financial services, among others, were all severely affected, particularly in Southern California. Job losses were the worst of any post-war recession. Employment levels stabilized by late 1993 and steady growth occurred in 1994 and is expected in 1995, but pre-recession job levels are not expected to be reached for several more years. Unemployment, while higher than the national average, came down about 3% in 1994. Economic indicators show a steady recovery underway in California since the start of 1994.


                           RECENT STATE FINANCIAL RESULTS
                           ------------------------------


              The principal sources of State General Fund revenues in 1993-94 were the California personal income tax (44% of total revenues), the sales tax (35%), bank and corporation taxes (12%), and the gross premium tax on insurance (3%). The State maintains a Special fund for Economic Uncertainties (the SFEU), derived from General Fund revenues, as a reserve to meet cash needs of the General Fund, but which is required to be replenished as soon as sufficient revenues are available. Year-end balances in the SFEU are included for financial reporting purposes in the General Fund balance. In recent years (but not in the past three years, as the recession has cut revenues), the State has budgeted to maintain the SFEU at around 3% of General Fund expenditures.


              Throughout the 1980s, State spending increased rapidly as the State population and economy also grew rapidly, including many assistance programs to local governments, which were constrained by Proposition 13 and other laws. The largest State program is assistance to local public school districts. In 1988, an initiative (Proposition 98) was enacted which (subject to suspension by a 2/3 vote of the Legislature and the Governor) guarantees local school districts and community college districts a minimum share of State General Fund revenues (currently about 35%).


              Since the start of FY1990-91, the State faced adverse economic, fiscal, and budget conditions. The economic recession seriously affected State tax revenues. It also caused increased expenditures for health and welfare programs. The State is also facing a structural imbalance in its budget with the largest programs supported by the General Fund (education, health, welfare and corrections) growing at rates significantly higher than the growth rates for the principal revenue sources of the General Fund. As a result, the State entered a period of budget imbalance, with expenditures exceeding revenues for four of the five completed fiscal years through 1991-92.


              As the State fell into a deep recession in the summer of 1990, the State budget fell sharply out of balance in FY 1990-91 and FY 1991-92, despite significant expenditure cuts and tax increases. The State had accumulated a $2.8 billion budget deficit by June 30, 1992. This deficit also severely reduced the State's cash resources, so that it had to rely on external borrowing in the short-term markets to meet its cash needs.


              Cash Flow Requirements. Because of the accumulated budget deficit over the past several years, the payment of certain unbudgeted expenditures to schools to maintain constant per-pupil aid levels, and a reduction of the level of available internal borrowing, the State's cash resources have been significantly depleted. This has required the State to rely on a series of external borrowings for the past several years to pay its normal expenses, including repayment of previous cash flow borrowings. Since June 1992, some of these borrowings have gone past the end of the fiscal year. In February, 1994, the State borrowed $3.2 billion, maturing by December, 1994. In July, 1994, the State borrowed a total of $7.0 billion to meet its cash flow requirements for FY 1994-95, and to fund a part of its deficit into the FY 1995-96. A total of $4.0 billion of this borrowing matures in April, 1996. The State will continue to have to rely on external borrowing to meet its cash needs for the foreseeable future.


              Recent Budgets.   The State failed to  enact its 1992-93 budget by
     July 1,  1992.  Although  the State had  no legal authority to  pay many of its vendors, certain obligations (such as debt service, school apportionments, welfare payments, and employee salaries) were payable because of continuing or special appropriations, or court orders. However, the State Controller did not have enough cash to pay all of these ongoing obligations,or valid obligations incurred in the prior fiscal year as they came due.

              Starting on July 1, 1992, the Controller was required to issue "registered warrants" in lieu of normal warrants backed by cash to pay many State obligations. Available cash was used to pay constitutionally mandated and priority obligations. Between July 1 and September 3, 1992, the Controller issued an aggregate of approximately $3.8 billion of registered warrants all of which were called for redemption by September 4, 1992 following enactment of the 1992-93 Budget Act and issuance by the State of short-term notes.


              The 1992-93 Budget Act, when finally adopted, was projected to eliminate the State's accumulated deficit, with additional expenditure cuts and a $1.3 billion transfer of State education funding costs to local governments by shifting local property taxes to school districts. However, as the recession continued longer and deeper than expected, revenues once again were far below projections, and only reached a level just equal to the amount of expenditures. Thus, the State continued to carry its $2.8 billion budget deficit at June 30, 1993.


              The 1993-94 Budget Act represented a third consecutive year of difficult budget choices. As in the prior year, the budget contained no general state tax increases, and relied principally on expenditure cuts, particularly for health and welfare and higher education, a two-year suspension of the renters' tax credit some one-time and accounting adjustments, and --the largest component -- an additional $2.6 billion transfer of property taxes from local governments, particularly counties, to school districts to reduce State education funding requirements. A temporary state sales tax scheduled to expire on June 30, 1993 was extended for six months, and dedicated to support local government public safety costs.


              A major feature of the budget was a two-year plan to eliminate the accumulated deficit by borrowing into FY1994-95. With the recession still continuing longer than expected, the General Fund had $800 million less revenue and $800 million higher expenditures than budgeted. As a result revenues only exceed expenditures by about $500 million. However, this was the first operating surplus in four years and reduced the accumulated deficit to $2.0 billion at June 30, 1994 (after taking account of certain other accounting reserves).


              Current Budget. The 1994-95 Budget Act was passed on July 8, 1994, and provides for an estimated $41.9 billion of General Fund revenues, and $40.9 billion of expenditures. The budget assumed receipt of about $750 million of new federal assistance for the costs of incarceration, education, health and welfare related to undocumented immigrants. Other major components of the budget included further reductions in health and welfare costs and miscellaneous government costs, some additional transfers of funds from local government, and a plan to defer retirement of $1 billion of the accumulated budget deficit to FY

     1995-96. The federal government has apparently budgeted only $33 million of the expected immigration aid. However, this shortfall is expected to be almost fully offset by higher-than-projected revenues, and lower-than-projected caseload growth, as the economy improves.


              As noted above under "Cash Flow Requirements," the State issued $7.0 billion of short-term debt in July, 1994 to meet its cash flow needs and to finance the deferral of part of the accumulated budget deficit to FY 1995-96. In order to assure repayment of the $4 billion, 22-month part of this borrowing, the State enacted legislation (the "Trigger Law") which can lead to automatic, across-the-board costs in General Fund expenditures in either the FY 1994-95 or FY 1995-96 if cash flow projections made at certain times during those years show deterioration from the projections made in July 1994 when the borrowings were made. On November 15, 1994, the State Controller, as part of the Trigger Law, reported that the cash position of the General Fund on June 30,1995 would be about $580 million better than was earlier projected, so no automatic budget adjustments were required in 1994-95. The Controller's report showed that loss of federal funds was offset by higher revenues, lower expenditures, and certain other increases in cash resources.


              The proposed Governor's Budget for FY 1995-96 projects General Fund revenues of $42.5 billion and expenditures of $41.7 billion. The Governor's Budget projects that all the accumulated budget deficits will be repaid by June 30, 1996, with a small balance ($92 million) in the SFEU, the budget reserve. The proposed budget assumes receipt of about $830 million of new federal aid for undocumented aliens' costs, and also assumes success in certain ongoing litigation concerning previous budget actions. The Governor has proposed a 15% cut in personal income and corporate taxes, to be phased in over three years starting in 1996.


              The State's severe financial difficulties for the past, current and upcoming budget years will result in continued pressure upon almost all local governments, especially those which depend on State aid, such as school districts and counties. While recent budgets included both permanent tax increases and actions to reduce costs of state government over the longer term, the Governor and other analysts have noted that structural imbalances still exist, and there can be no assurance that the state will not face budget gaps in the future.


              State general obligation bonds are currently rated "A1" by Moody's, "A" by Fitch Investors Service, Inc., and "A" by S&P. There can be no assurance that such ratings will be maintained in the future. All three of these ratings were reduced from "AAA" levels since late 1991.


              Orange County. On December 6, 1994, Orange County, California (the County), together with its pooled investment funds (the Pools) filed for protection under Chapter 9 of the federal Bankruptcy Code, after reports that the Pools had suffered significant market losses in their investments, causing a liquidity crisis for the Pools and the County. More than 180 other public entities, most but not all located in the County, were also depositors in the Pools. As of mid-January 1995, the County estimated the Pools' losses at approximately $1.7 billion, or 22% of its initial deposits of approximately $7.5 billion. Many of the entities which kept moneys in the Pools, including the County, are facing cash flow difficulties because of the bankruptcy filing and may be required to reduce programs or capital projects. The County and some of these entities have defaulted, and others may in the future default, on payment of their obligations. Moody's and S & P have suspended, reduced to below investment grade levels, or placed on "Credit Watch" various securities of the County and the entities participating in the Pools.


              The State has no obligation with respect to any obligations or securities of the County or any of the other participating entities. However, the State may be obligated to intervene to ensure that school districts have sufficient funds to operate, or to maintain certain County-administered State programs.


                       OBLIGATIONS OF OTHER CALIFORNIA ISSUERS
                        --------------------------------------


              State Assistance. Property tax revenues received by local governments declined more than 50% following passage of Proposition 13. Subsequently, the State's Legislature enacted measures to provide for the redistribution of the State's General Fund surplus to local agencies; the reallocation of certain State revenues to local agencies; and the assumption of certain governmental functions by the State to assist municipal issuers to raise revenues. Total local assistance from the State's General Fund totaled approximately $29.1 billion in FY 1993-94 (about 70% of General Fund expenditures) and has been budgeted at $30.5 billion for FY 1994-95, including the effect of implementing reductions in certain aid programs. To reduce State General Fund support for school districts, the 1992-93 and 1993-94 Budget Acts caused local governments to transfer $3.8 billion of property tax revenues to school districts, representing reversal of the post-Proposition 13 "bailout" aid.


              To the extent the State should be constrained by its Article XIIIB appropriations limit, or its obligation to conform to Proposition 98, or other considerations, the absolute level, or the rate of growth, of State assistance to local governments may continue to be reduced. Any such reductions in State aid could compound the serious fiscal constraints already experienced by many local governments, particularly counties. At least one rural county (Butte) publicly announced that it might enter bankruptcy proceedings in August 1990, although such plans were put off after the Governor approved legislation to provide additional funds for the county. Other counties have also indicated that their budgetary condition is extremely grave. A school district (Richmond Unified) filed for protection under bankruptcy laws several years ago, but the petition was later dismissed; other school districts have indicated financial stress, although none has threatened bankruptcy.


              Assessment Bonds. Municipal obligations which are assessment bonds or Mello-Roos bonds may be adversely affected by a general decline in real estate values or a slowdown in real estate sales activity. In many cases, such bonds are secured by land which is undeveloped at the time of issuance but anticipated to be developed within a few years after issuance. In the event of such reduction or slowdown, such development may not occur or may be delayed, thereby increasing the risk of a default on the bonds. Because the special assessments or taxes securing these bonds are not the personal liability of the owners of the property assessed, the lien on the property is the only security for the bonds. Moreover, in most cases the issuer of these bonds is not required to make payments on the bonds in the event of delinquency in the payment of assessments or taxes, except from amounts, if any, in a reserve fund established for the bonds.


              California Long-Term Lease Obligations. Certain State long-term lease obligations, though typically payable from the General Fund of the municipality, are subject to "abatement" in the event the facility being leased is unavailable for beneficial use and occupancy by the municipality during the term of the lease. Abatement is not a default, and there may be no remedies available to the holders of the certificates evidencing the lease obligation in the event abatement occurs. The most common causes of abatement are failure to complete construction of the facility before the end of the period during which lease payments have been capitalized and uninsured casualty losses to the facility (e.g., due to earthquake). In the event abatement occurs with respect to a lease obligation, lease payments may be interrupted (if all available insurance proceeds and reserves are exhausted) and the certificates may not be paid when due.


              Several   years   ago  the   Richmond   Unified   School  District
     ("District") entered into a lease transaction in which certain existing properties of the District were sold and leased back in order to obtain funds to cover operating deficits. Following a fiscal crisis in which the District's finances were taken over by a State receiver (including a brief period under bankruptcy court protection), the District failed to make rental payments on this lease, resulting in a lawsuit by the Trustee for the Certificate of Participation holders. One of the defenses raised in answer to this lawsuit was the invalidity of the original lease transaction. The trial court upheld the validity of the District's lease, and the case has been settled. However, any future judgment in a similar case against the position taken by the Trustee may have implications for lease transactions of a similar nature by other State entities.

              Other Considerations. The repayment of Industrial Development Securities secured by real property may be affected by State laws limiting foreclosure rights of creditors. Health Care and Hospital Securities may be affected by changes in State regulations governing cost reimbursements to health care providers under Medi-Cal (the State's Medicaid program), including risks related to the policy of awarding exclusive contracts to certain hospitals.


              Limitations on ad valorem property taxes may particularly affect "tax allocation" bonds issued by State redevelopment agencies. Such bonds are secured solely by the increase in assessed valuation of a redevelopment project area after the start of redevelopment activity. In the event that assessed values in the redevelopment project decline (for example, because of a major natural disaster such as an earthquake), the tax increment revenue may be insufficient to make principal and interest payments on these bonds. Both Moody's and S&P suspended ratings on State tax allocation bonds after the enactment of Articles XIIIA and XIIIB, and only resumed such ratings on a selective basis.


              Proposition 87, approved by State voters in 1988, requires that all revenues produced by a tax rate increase go directly to the taxing entity which increased such tax rate to repay that entity's general obligation indebtedness. As a result, redevelopment agencies (which, typically, are the issuers of Tax Allocation Securities) no longer receive an increase in tax increment when taxes on property in the project area are increased to repay voter-approved bonded indebtedness.


              Substantially all of the State is within an active geologic region subject to major seismic activity. Any California municipal obligation held by the fund could be affected by an interruption of revenues because of damaged facilities or, consequently, income tax deductions for casualty losses or property tax assessment reductions. Compensatory financial assistance could be constrained by the inability of (i) an issuer to have obtained earthquake insurance coverage at reasonable rates; (ii) an insurer to perform on its contracts of insurance in the event of widespread losses; or (iii) the federal or State government to appropriate sufficient funds within their respective budget limitations.


              On January 17, 1994 , a major earthquake with an estimated magnitude of 6.8 on the Richter scale struck the Los Angeles area, causing significant property damage to public and private facilities, presently estimated at $15-20 billion. While over $9.5 billion of federal aid, and a projected $1.9 billion of state aid, plus insurance proceeds, will reimburse much of that loss, there will be some ultimate loss of wealth and income in the region, in addition to costs of the disruption caused by the event. These uninsured losses are estimated to have only a small effect on the overall State economy, with a drop of up to 0.5 percent in personal income growth. Short-term economic projections are generally neutral, as the infusion of aid will restore billions of dollars to the local economy within a few months. Although the earthquake will hinder recovery from the recession in Southern California, already hard-hit, its long-term impact is not expected to be material in the context of the overall wealth of the region. Almost five years after the event, there are few remaining effects of the 1989 Loma Prieta earthquake in Northern California (which, however, caused less severe damage than the Northridge earthquake).


              Because of the complex nature of  Articles XIIIA and XIIIB  of the
     California Constitution (described briefly above), the ambiguities and possible inconsistencies in their terms, and the impossibility of predicting future appropriations or changes in population and the cost of living, and the probability of continuing legal challenges, it is not currently possible to determine fully the impact of Article XIIIA or
     Article XIIIB, or the outcome of any pending litigation with respect to those provisions on State obligations held by the fund or on the ability of the State or local governments to pay debt service on such obligations. Legislation has been or may be introduced (either in the State Legislature or by initiative) which would modify existing taxes or other revenue-raising measures or which either would further limit or, alternatively, would increase the abilities of State and local governments to impose new taxes or increase existing taxes. It is not presently possible to predict the extent to which any such legislation will be enacted, or if enacted, how it would affect California municipal obligations. It is also not presently possible to predict the extent of future allocations of State revenues to local governments or the abilities of State or local governments to pay the interest on, or repay the principal of, such California municipal obligations in light of future fiscal circumstances.


                        SPECIAL FACTORS AFFECTING PUERTO RICO
                        -------------------------------------


              The following only highlights some of the more significant financial trends and problems affecting the Commonwealth of Puerto Rico (the Commonwealth or Puerto Rico), and is based on information drawn form official statements and prospectuses relating to the securities offerings of Puerto Rico and its agencies and instrumentalities, as available on the date of this Statement of Additional Information. FMR has not independently verified any of the information contained in such official statements, prospectuses, and other publicly available documents, but is not aware of any fact which would render such information materially inaccurate.


              The economy of Puerto Rico is closely linked with that of the United States, and in fiscal 1993 trade with the United States accounted for approximately 86% of Puerto Rico's exports and approximately 69% of its imports. In this regard, in fiscal 1993 Puerto Rico experienced a $2.5 billion positive adjusted merchandise trade balance. Since fiscal 1987, personal income, both aggregate and per capita, has increased consistently each year. In fiscal 1993 aggregate personal income was $24.1 billion and personal per capita income was $6,760. Gross domestic product in fiscal 1991, 1992, and 1993 was $22.8 billion, $23.5 billion, and $25 billion, respectively. For fiscal 1994, an increase in gross domestic product of 2.9% over fiscal 1993 is forecast. However, actual growth in the Puerto Rican economy will depend on several factors, including the condition of the U.S. economy, the exchange rate for the U.S. dollar and the price stability of oil imports and interest rates. Due to these factors, there is no assurance that the economy of Puerto Rico will continue to grow.


              Puerto Rico's economy continued to expand throughout the five-year period from fiscal 1989 through fiscal 1993. While trends in the Puerto Rican economy generally follow those of the United States, Puerto Rico did not experience a recession primarily because of its strong manufacturing base, which has a large component of non-cyclical industries. Other factors behind the continued expansion included Commonwealth-sponsored economic development programs, stable prices of oil imports, low exchange rates for the U.S. dollar, and the relatively low cost of borrowing funds during the period.


              Puerto Rico has made marked improvements in fighting unemployment. Unemployment is at a low level compared to that of the late 1970s, but it still remains significantly above the U.S. average and has been increasing in recent years. Despite long-term improvements the unemployment rate rose from 16.5% to 17.5% from fiscal 1992 to fiscal 1993. However, by the end of January 1994, the unemployment rate had dropped to 16.3%.


              The economy of Puerto Rico has undergone a transformation in the latter half of this century from one centered around agriculture to one dominated by the manufacturing and service industries. Manufacturing is the cornerstone of Puerto Rico's economy, accounting for $14.1 billion or 39.4% of gross domestic product in fiscal 1993. However, manufacturing has experienced a basic change over the years as a result of the influx of higher wages, high technology industries such as the pharmaceutical industry, electronics, computers, micro processors, scientific instruments, and high technology machinery. The service sector, which employs the largest number of people, includes wholesale and retail trade, finance, and real estate, and ranks second in its contribution to gross domestic product. In fiscal 1993, the service sector generated $14.0 billion in gross domestic product or 39.1% of the total and employed over 467,000 workers providing 46.7% of total employment. The government sector of the Commonwealth plays an important role in Puerto Rico's economy. In fiscal year 1993, the government accounted for $3.9 billion of Puerto Rico's gross domestic product and provided 21.7% of the total employment. Tourism also contributes significantly to the island economy, accounting for $1.6 billion of gross domestic product in fiscal 1993.

              The present administration, which took office in January 1993, envisions major economic reforms and has developed a new economic development program to be implemented in the next few years. This program is based on the premise that the private sector will be the primary vehicle for economic development and growth. The program promotes changing the role of the Government from one of being a provider of most basic services to one of being a facilitator for private sector initiatives and will encourage private sector investment by reducing regulatory restraints. The program contemplates the development of initiatives that will foster private investment, both external and internal, in areas that are served more efficiently and effectively by the private sector. The program also contemplates a general revision of the tax system to expand the tax base, reduce top personal and corporate tax rates, and simplify a highly complex system. Other important goals for the new program are to reduce the size of the Government's direct contribution to gross domestic product and, to facilitate private sector development and growth which would be realized through a reduction in Government consumption and an increase in Government investment in order to improve and expand Puerto Rico's infrastructure.


              Much of the development of the manufacturing sector of the economy of Puerto Rico is attributable to federal and Commonwealth tax incentives, most notably section 936 of the Internal Revenue Code of 1986, as amended (Section 936) and the Commonwealth's Industrial Incentives Program.
     Section 936 currently grants U.S. corporations that meet certain criteria and elect its application, a credit against their U.S. corporate income tax on the portion of the tax attributable to (i) income derived from the active conduct of a trade or business in Puerto Rico (active income), or from the sale or exchange of substantially all the assets used in the active conduct of such trade or business, and (ii) qualified possession sources investment income (passive income). The Industrial Incentives Program, through the 1987 Industrial Incentives Act, grants corporations engaged in certain qualified activities a fixed 90% exemption from Commonwealth income and property taxes and a 60% exemption from municipal license taxes.


              Pursuant to recently enacted amendments to the Internal Revenue Code (the Code), and for taxable years commencing after 1993, two alternative limitations will apply to the Section 936 credit against active business income and sale of assets as previously described. The first option will limit the credit against such income to 40% of the credit allowed under current law, with a five-year phase-in period starting at 60% of the current credit. The second option will limit the allowable credit to the sum of (i) 60% of qualified compensation paid to employees (as defined in the Code); (ii) a specified percentage of depreciation deductions; and (iii) a portion of the Puerto Rico income taxes paid by the Section 936 corporation, up to a 9% effective tax rate.

              At present, it is difficult to forecast what the short- and long-term effects of the new limitations to the Section 936 credit will be on the economy of Puerto Rico. However, preliminary econometric studies by the Government of Puerto Rico and private sector economists (assuming no enhancements to the existing Industrial Incentives Program) project only a slight reduction in average real growth rates for the economy of Puerto Rico. These studies also show that particular industry groups will be affected differently. For example, manufacturers of pharmaceuticals and beverages may suffer a larger reduction in tax benefits due to their relatively higher profit margins. In addition, the above limitations are not expected to reduce the tax credit currently enjoyed by labor-intensive, lower profit margin industries, which represent approximately 40% of the total employment by Section 936 corporations in Puerto Rico.


                                PORTFOLIO TRANSACTIONS
                                ----------------------

              All orders for the purchase or sale of portfolio securities are placed on behalf of each fund by FMR pursuant to authority contained in the management contract. If FMR grants investment management authority to the sub-advisers (see the section entitled Management Contracts), the sub-advisers are authorized to place orders for the purchase and sale of portfolio securities, and will do so in accordance with the policies described below. FMR is also responsible for the placement of transaction orders for other investment companies and accounts for which it or its affiliates act as investment adviser. In selecting broker-dealers, subject to applicable limitations of the federal securities laws, FMR considers various relevant factors, including, but not limited to: the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; the reasonableness of any commissions; and, for equity funds, arrangements for payment of fund expenses. Generally, commissions for investments traded on foreign exchanges will be higher than for investments traded on U.S. exchanges and may not be subject to negotiation.

              The funds may execute portfolio transactions with broker-dealers who provide research and execution services to the funds or other accounts over which FMR or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities; and the availability of securities or the purchasers or sellers of securities. In addition, such broker-dealers may furnish analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; and effect securities transactions and perform functions incidental thereto (such as clearance and settlement). The selection of such broker-dealers generally is made by FMR (to the extent possible consistent with execution considerations), for equity funds, in accordance with a ranking of broker-dealers determined periodically by FMR's investment staff (for equity funds), based upon the quality of research and execution services provided.

              The receipt of research from broker-dealers that execute transactions on behalf of the funds may be useful to FMR in rendering investment management services to the funds or its other clients, and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other FMR clients may be useful to FMR in carrying out its obligations to the funds. The receipt of such research has not reduced FMR's normal independent research activities; however, it enables FMR to avoid the additional expenses that could be incurred if FMR tried to develop comparable information through its own efforts.

              Subject to applicable limitations of the federal securities laws, broker-dealers may receive commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause a fund to pay such higher commissions, FMR must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers, viewed in terms of a particular transaction or FMR's overall responsibilities to the fund and its other clients. In reaching this determination, FMR will not attempt to place a specific dollar value on the brokerage and research services provided, or to determine what portion of the compensation should be related to those services.

              FMR is authorized to use research services provided by and to place portfolio transactions with brokerage firms that have provided assistance in the distribution of shares of the funds or shares of other Fidelity funds to the extent permitted by law. FMR may use research services provided by and place agency transactions with Fidelity Brokerage Services, Inc. (FBSI) and Fidelity Brokerage Services (FBS), subsidiaries of FMR Corp., if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services. From September 1992 through December 1994, FBS operated under the name Fidelity Brokerage Services Limited, Inc. (FBSL). As of January 1995, FBSL was converted into an unlimited liability company and assumed the name FBS. Prior to September 4, 1992, FBSL operated under the name Fidelity Portfolio Services, Ltd. (FPSL) as a wholly owned subsidiary of Fidelity International Limited (FIL). Edward C. Johnson 3d is Chairman of FIL. Mr. Johnson 3d, Johnson family members, and various trusts for the benefit of the Johnson family own, directly or indirectly, more than 25% of the voting common stock of FIL.


              FMR may allocate brokerage transactions to broker-dealers who have entered into arrangements with FMR under which the broker-dealer allocates a portion of the commissions paid by Overseas, Equity Growth, Global Resources, Growth Opportunities, Strategic Opportunities, Equity Income, Mid Cap, Large Cap, and Income & Growth toward payment of that fund's expenses, such as transfer agent fees or custodian fees. The transaction quality must, however, be comparable to those of other qualified broker-dealers.

              Section 11(a) of the Securities Exchange Act of 1934 prohibits members of national securities exchanges from executing exchange transactions for accounts which they or their affiliates manage, unless certain requirements are satisfied. Pursuant to such requirements, the Board of Trustees has authorized FBSI to execute portfolio transactions on national securities exchanges in accordance with approved procedures and applicable SEC rules.

              Each fund's Trustees periodically review FMR's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the funds and review the commissions paid by each fund over representative periods of time to determine if they are reasonable in relation to the benefits to the fund.


              For the fiscal periods ended 1994 and 1995, respectively, each fund's portfolio turnover rates are shown in the chart below. Because a high turnover rate increases transaction costs and may increase taxable gains, FMR carefully weighs the anticipated benefits of short-term investing against these consequences. An increased turnover rate is due to a greater volume of shareholder purchase orders, short-term interest rate volatility and other special market conditions.



       Fund                            Fiscal Period Ended        1994             1995
       ----                            -------------------        ----             ----

                                          `

       Overseas                        October 31                   34%                %

       Large Cap                       November 30                 n/a                 %**

       Equity Growth                   November 30                 137%                %

       Global Resources                October 31                  125%                %

       Growth Opportunities            October 31                   43%                %

       Strategic Opportunities         December 31                 159%+               %

       Mid Cap                         November 30                 n/a                 %**

       Equity Income                   November 30                 140%                %



                                         129






       Fund                            Fiscal Period Ended        1994             1995
       ----                            -------------------        ----             ----

       Income & Growth                 October 31                  202%                %

       Emerging Markets Income         December 31                 354%*               %

       High Yield                      October 31                  118%                %

       Strategic Income                December 31                 104%*               %

       Government Investment           October 31                  313%                %

       Intermediate Bond               November 30                  68%                %

       Short Fixed-Income              October 31                  108%                %

       High Income Municipal           October 31                   38%                %

       Intermediate Municipal Income   November 30                  53%                %

       Short-Intermediate Municipal    November 30                 111%*               %
       Income

       California Municipal Income     October 31                  n/a                 %*

       New York Municipal Income       October 31                  n/a                 %**



     *Annualized. Portfolio turnover rates shown are from commencement of operations to the end of the fiscal period, as indicated.

     ** Estimated.

     +As of November 9, 1994, the fiscal year end for Strategic Opportunities changed from September 30 to December 31.


              The following tables show the brokerage commissions paid by Overseas, Equity Growth, Global Resources, Growth Opportunities, Strategic Opportunities, Equity Income, and Income & Growth. The first table shows the total amount of brokerage commissions paid by each fund and the commissions paid to FBSI and FBS (formerly FBSL) for the past three fiscal years. The second table shows the percentage of aggregate brokerage commissions paid to, and the percentage of the aggregate dollar amount of transactions for which the fund paid brokerage commissions effected through, FBSI and FBS for the fiscal year ended 1995. The third table shows amount of brokerage commissions paid to firms providing research and the approximate dollar amount of the transactions on which brokerage commissions were paid for the fiscal year ended 1995. Each of these funds pays both commissions and spreads in connection with the placement of portfolio transactions; FBSI and FBS are paid on a commission basis. The difference between the percentage of brokerage commissions paid and the percentage of the dollar amount of transactions effected through FBSI and FBS is a result of the low commission rates charged by FBSI and FBS. The other funds paid no brokerage commissions for the fiscal years ended 1993 through 1995.


                                      Fiscal Period        Total
                                          Ended         Amount Paid      To FBSI      To FBS
                                      ------------      -----------      -------      ------
       Overseas                      October 31
       1995                                               $                $             $
       1994                                                1,601,660          685             0
       1993                                                  500,186          800             0
       Equity Growth                 November 30
       1995
       1994                                                2,086,370      729,903             0
       1993                                                  915,767      362,158             0
       Global Resources              October 31
       1995
       1994                                                  630,725      195,272             0
       1993                                                  147,017       41,286             0
       Growth Opportunities          October 31
       1995
       1994                                                3,589,080    1,368,574             0
       1993                                                2,538,165      899,767             0
       Strategic Opportunities       December 31
       1995
       10/1/94-12/31/94                                      403,617       70,465             0
       10/1/93-9/30/94                                     1,166,854      151,233            96
       1993                                                1,068,788      103,206             0
       Equity Income                 November 30
       1995
       1994                                                  827,499      290,182             0
       1993                                                  557,493      126,832             0
       Income & Growth               October 31
       1995
       1994                                                7,338,038    1,104,577             0
       1993                                                2,998,137      796,821             0









                                         131






                                                       % of              % of                             % of Transactions
                                                   Commissions       Transactions     % of Commissions    Effected through
                                 Fiscal Period     Paid to FBSI   Effected through       Paid to FBS             FBS
                                     Ended           for 1995       FBSI for 1995          for 1995            for 1995
                                  ------------     ------------    ---------------     --------------     ----------------


       Overseas                  October 31

       Equity Growth             November 30

       Global Resources          October 31

       Growth Opportunities      October 31

       Strategic Opportunities   December 31

       Equity Income             November 30

       Income & Growth           October 31



                                                           Fiscal Period       Amount Paid to    Total Amount of
                                                                Ended         Firms Providing     Transactions
                                                                1995              Research*         Involved
                                                           --------------      --------------    --------------


       Overseas                                          October 31

       Equity Growth                                     November 30

       Global Resources                                  October 31

       Growth Opportunities                              October 31

       Strategic Opportunities                           December 31

       Equity Income                                     November 30

       Income & Growth                                   October 31



     * The provision of research services was not necessarily a factor in the placement of all this business with such firms.

              From time to time the Trustees will review whether the recapture for the benefit of the funds of some portion of the brokerage commissions or similar fees paid by the funds on portfolio transactions is legally permissible and advisable. Each fund seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for each fund to seek such recapture.

              Although the Trustees and officers of each fund are substantially the same as those of other funds managed by FMR, investment decisions for each fund are made independently from those of other funds managed by FMR or accounts managed by FMR affiliates. It sometimes happens that the same security is held in the portfolio of more than one of these funds or accounts. Simultaneous transactions are inevitable when several funds and accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or account.

              When two or more funds or accounts are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable for each fund and account. In some cases this system could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds. It is the current opinion of the Trustees that the desirability of retaining FMR as investment adviser to each fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.

                                      VALUATION
                                      ---------


              Fidelity Service Company (FSC) normally determines each class's net asset value per share (NAV) as of the close of the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time). The valuation of portfolio securities is determined as of this time for the purpose of computing each class's NAV and, where applicable, offering price.

     GROWTH AND GROWTH & INCOME FUNDS

              Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is the United States are valued at last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or last bid price normally is used.

              Fixed-income securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Fixed-income securities and convertible securities may also be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the Trustees, on the basis of an evaluation of these services, may use various pricing services or discontinue the use of any pricing service.

              Short-term securities are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

              Futures contracts and options are valued on the basis of market quotations, if available.

              Foreign securities are valued based on prices furnished by independent brokers or quotation services which express the value of securities in their local currency. FSC gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an extraordinary event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange on which that security is traded, then that security will be valued as determined in good faith by a committee appointed by the Board of Trustees.

              Securities and other assets for which there is no readily available market value are valued in good faith by a committee appointed by the Board of Trustees. The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair market value of such securities.

     TAXABLE NON-GOVERNMENT AND INTERNATIONAL BOND FUNDS


              Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Fixed-income securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets.


              Fixed-income securities may also be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the Trustees, on the basis of an evaluation of these services, may use various pricing services or discontinue the use of any pricing service.


              Short-term securities are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.


              Most equity securities for which the primary market is the United States are valued at last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or last bid price normally is used.


              Futures contracts and options are valued on the basis of market quotations, if available.


              Foreign securities are valued based on prices furnished by independent brokers or quotation services which express the value of securities in their local currency. FSC gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an extraordinary event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange on which that security is traded, then that security will be valued as determined in good faith by a committee appointed by the Board of Trustees.


              Securities and other assets for which there is no readily available market value are valued in good faith by a committee appointed by the Board of Trustees. The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair market value of such securities.


     TAXABLE GOVERNMENT BOND FUNDS


              Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Fixed-income securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets.


              Fixed-income securities may also be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the Trustees, on the basis of an evaluation of these services, may use various pricing services or discontinue the use of any pricing service.


              Short-term securities are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.


              Futures contracts and options are valued on the basis of market quotations, if available.


              Foreign securities are valued based on prices furnished by independent brokers or quotation services which express the value of securities in their local currency. FSC gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an extraordinary event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange on which that security is traded, then that security will be valued as determined in good faith by a committee appointed by the Board of Trustees.


              Securities and other assets for which there is no readily available market value are valued in good faith by a committee appointed by the Board of Trustees. The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair market value of such securities.


     TAX-FREE BOND FUNDS


              Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Fixed-income securities may also be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the Trustees, on the basis of an evaluation of these services, may use various pricing services or discontinue the use of any pricing service.


              Futures contracts and options are valued on the basis of market quotations, if available.


              Securities and other assets for which there is no readily available market value are valued in good faith by a committee appointed by the Board of Trustees. The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair market value of such securities.

                                     PERFORMANCE
                                     -----------

              Each class of shares may quote performance in various ways. All performance information supplied by the funds in advertising is historical and is not intended to indicate future returns. Share price, yield, and total return fluctuate in response to market conditions and other factors, and the value of shares when redeemed may be more or less than their original cost.

              Yield Calculations. Yields for a class are computed by dividing the class's pro rata share of the applicable interest and dividend income, if any, for a given 30-day or one-month period, net of expenses, by the average number of shares of that class entitled to receive distributions during the  period, dividing  this figure  by the  class's net asset  value
     (NAV) or offering price, as appropriate, at the end of the period, and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond funds. Dividends from equity investments are treated as if they were accrued on a daily basis, solely for the purposes of yield calculations. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. For a fund's investments denominated in foreign currencies, income and expenses are calculated first in their respective currencies, and are then converted to U.S. dollars, either when they are actually converted or at the end of the 30-day or one month period, whichever is earlier. Capital gains and losses generally are excluded from the calculation as are gains and losses from currency exchange rate fluctuations.

              Income calculated for the purposes of calculating a class's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding of income assumed in yield calculations, a class's yield may not equal its distribution rate, the income paid to your account, or the income reported in the fund's financial statements.

              In calculating a class's yield, a fund may from time to time use a portfolio security's coupon rate instead of its yield to maturity in order to reflect the risk premium on that security. This practice will have the effect of reducing a class's yield.

              Yield information may be useful in reviewing a class's performance and in providing a basis for comparison with other investment alternatives. However, each class's yield fluctuates, unlike investments that pay  a  fixed  interest  rate  over a  stated  period  of  time.  When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider.

              Investors should recognize that in periods of declining interest rates, a class's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the class's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the fund's holdings, thereby reducing the class's current yield. In periods of rising interest rates, the opposite can be expected to occur.

              Tax-equivalent yield is the rate an investor would have to earn from a fully taxable investment to equal a class's tax-free yield. Tax-equivalent yields are calculated by dividing a class's yield by the result of one minus a stated federal or combined federal and, if applicable, state tax rate. If only a portion of a class's yield is tax-exempt, only that portion is adjusted in the calculation.


              The following tables show the effect of a shareholder's tax status on effective yield under federal and, where applicable, state income tax laws for 1996. It shows the approximate yield a taxable security must provide at various income brackets to produce after-tax yields equivalent to those of hypothetical tax-exempt obligations yielding from 2.00% to 8.00%. Of course, no assurance can be given that a class will achieve any specific tax-exempt yield. While the municipal funds invest principally in obligations whose interest is exempt from federal or from federal and state income tax, other income received by the funds may be taxable.


                                              Expected 1996 Tax Rates and Tax-Equivalent Yields
                                              -------------------------------------------------
                                                                If individual tax-exempt yield is:
                                                                2.00%    3.00%     4.00%     5.00%    6.00%     7.00%     8.00%
                                                    Federal
                                                     Income
                                                      Tax
       Single Return*        Joint Return*         Bracket**    Then taxable equivalent yield is:
       -------------         ------------          ---------    --------------------------------
       $0 - $24,000          $0 -$40,000               15.0%     2.78%    4.17%     5.56%    6.94%     8.33%     9.72%    11.11%
       $24,001 - $58,160     $40,401 - $96,900         28.0%     2.90%    4.35%     5.80%    7.25%     8.70%    10.14%    11.59%
       $58,161 - $123,300    $96,901 - $147,700        31.0%     3.13%    4.69%     6.25%    7.81%     9.38%    10.94%    12.50%
       $123,301 - $263,750   $147,701 - $263,750       36.0%     3.31%    4.97%     6.62%    8.28%     9.93%    11.59%    13.25%

       $236,751 - $+         $263,751 - $+             39.6%


     * Net amount subject to federal income tax after deductions and exemptions. Assumes ordinary income only.

     ** Excludes the impact of the phaseout of personal exemptions, limitations on itemized deductions, and other credits, exclusions, and adjustments which may increase a taxpayer's marginal tax rate. An increase in a shareholder's marginal tax rate would increase that shareholder's tax-equivalent yield.


              A federally tax-exempt fund may invest a portion of its assets in obligations that are subject to federal income tax. When the fund invests in these obligations, its tax-equivalent yields will be lower. In the table above, tax-equivalent yields are calculated assuming investments are 100% federally tax-free.


     NEW YORK MUNICIPAL INCOME ONLY


              Use the first table to find your approximate effective tax bracket on investment income as a New York State resident with triple taxes (federal, state, and New York City) or double taxes (federal and state) for 1995.



                                                                1996 TAX RATES

                  Taxable Income                Marginal Tax Rate
                                                                                    Combined New   Combined New
                                               Marginal                            York State and  York State,
                                               Federal                  New York      Federal        City and
                                                Income     New York    State and     Effective       Federal
        Single Return*      Joint Return*    Tax Bracket    State         City     Tax Bracket**  Tax Bracket**
        --------------       ------------    -----------   --------    ---------   -------------   ------------
     $                   $                         %          %            %             %              %
     $                   $                         %          %            %             %              %
     $                   $                         %          %            %             %              %
     $                   $                         %          %            %             %              %
     $                   $                         %          %            %             %              %
     $                   $                         %          %            %             %              %





     * Net amount subject to federal income tax after deductions and exemptions. Assumes ordinary income only.
     ** Excludes the impact of the phaseout of personal exemptions, limitations on itemized deductions, and other credits, exclusions, and adjustments which may increase a taxpayer's marginal tax rate. An increase in a shareholder's marginal tax rate would increase that shareholder's tax-equivalent yield.


     Having determined your effective tax bracket, use the appropriate table below to determine the tax-equivalent yield for a given tax-free yield.


                    NEW YORK CITY RESIDENTS - TRIPLE TAXES - 1996


     If your effective combined federal, state, and New York City personal income tax rate in 1996 is:



     _____%   _____%  _____%   _____%  43.71%   46.88%

     To match these
     tax-free yields:   Your taxable investment would have to earn the following yield:
     ----------------   --------------------------------------------------------------
     3%                 %                %              %             %           %               %
     4%                 %                %              %             %           %               %
     5%                 %                %              %             %           %               %
     6%                 %                %              %             %           %               %
     7%                 %                %              %             %           %               %
     8%                 %                %              %             %           %               %


             NEW YORK STATE RESIDENTS (OUTSIDE NYC) - DOUBLE TAXES - 1996


              If your effective combined federal and state personal income tax rate in 1996 is:


                                                _____%             _____%             _____%             _____%

       To match these
      tax-free yields:  Your taxable investment would have to earn the following yield:
       ---------------  --------------------------------------------------------------
             3%                  %                  %                   %                  %
             4%                  %                  %                   %                  %
             5%                  %                  %                   %                  %
             6%                  %                  %                   %                  %
             7%                  %                  %                   %                  %
             8%                  %                  %                   %                  %


              The fund may invest a portion of its assets in obligations that are subject to city, state or federal income taxes. When the fund invests in these obligations, its tax-equivalent yield will be lower. In the table above, the tax-equivalent yields are calculated assuming investments are 100% federally and state tax-free.


     CALIFORNIA MUNICIPAL INCOME ONLY


              Use the first table to find your approximate effective tax bracket taking into account federal and state taxes for 1996.

     <CAPTION

                                                   1996 TAX RATES AND TAX-EQUIVALENT YIELDS

                                                                                State       Combined California
                         Taxable Income*                    Federal Income    Marginal     and Federal Effective
              Single Return            Joint Return           Tax Bracket       Rate           Tax Bracket**
              -------------------------------------          ------------     --------      -------------------
                  $                          $                     %                                   %
                  $                          $                     %                                   %
                  $                          $                     %                                   %
                  $                          $                     %                                   %
                  $                          $                     %                                   %
                  $                          $                     %                                   %
                  $                          $                     %                                   %
                  $                          $                     %                                   %
                  $                          $                     %                                   %
                  $                          $                     %                                   %


                                         142








     * Net amount subject to federal income tax after deductions and exemptions. Assumes ordinary income only.


     **       Excludes  the  impact  of  the  phaseout  of personal  exemptions, limitations on itemized deductions, and other credits, exclusions, and adjustments which may increase a taxpayer's marginal tax rate. An increase in a shareholder's marginal tax rate would increase that shareholder's tax-equivalent yield.


              Having determined your effective tax bracket, use the following table to determine the tax-equivalent yield for a given tax-free yield.



              If your effective combined federal and state personal tax rate in 1996 is:


     To match
     these
     Tax-Free
     Yields
     --------   ------     -------    --------   -------   --------   -------    ------     -------    -------   -----
          2%         %         %          %          %          %          %         %          %          %          %
          3%         %         %          %          %          %          %         %          %          %          %
          4%         %         %          %          %          %          %         %          %          %          %
          5%         %         %          %          %          %          %         %          %          %          %
          6%         %         %          %          %          %          %         %          %          %          %

          7%         %         %          %          %          %          %         %          %          %          %
          8%         %         %          %          %          %          %         %          %          %          %


              The California income tax rates are those in effect for 1995, which will be the same in 1996 except that California law requires that the brackets be adjusted annually for inflation using 100% of the California Consumer Price Index through June of the tax year. As of the date of this SAI, the California Franchise Tax Board had not published the 1996 inflation-adjusted tax brackets.

              The fund may invest a portion of its assets in obligations that are subject to state or federal income taxes. When the fund invests in these obligations, its tax-equivalent yields will be lower. In the table above, tax-equivalent yields are calculated assuming investments are 100% federally and state tax-free.

              Total  Return Calculations.  Total returns  quoted in  advertising reflect all aspects of a class's return, including the effect of reinvesting dividends and capital gain distributions, and any change in a class's NAV over a stated period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. Average annual total returns covering periods of less than one year are calculated by determining the class's total return for the period, extending that return for a full year (assuming that return remains constant over the year), and quoting the result as an annual return. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance.

              In addition to average annual total returns, a class may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before-tax or after-tax basis and may be quoted with or without taking a class's maximum sales charge into account. Excluding a sales charge from a total return calculation produces a higher total return figure. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.

              Net Asset Value. Charts and graphs using NAVs, adjusted NAVs, and benchmark indices may be used to exhibit performance. An adjusted NAV includes any distributions paid and reflects all elements of its return. Unless otherwise indicated, adjusted NAVs are not adjusted for sales charges, if any.

              Moving Averages. A growth or growth and income fund may illustrate performance using moving averages. A long-term moving average is the average of each week's adjusted closing NAV for a specified period. A short-term moving average is the average of each day's adjusted closing

     NAV for a specified period. Moving Average Activity Indicators combine adjusted closing NAVs from the last business day of each week with moving averages for a specified period to produce indicators showing when a NAV has crossed, stayed above, or stayed below its moving average.

              The 13-week and 39-week long-term moving averages are shown below:*



       Fund                                                As of                  13-Week                  39-Week
       ----                                                -----                  -------                  -------


       Overseas - Class A

       Overseas - Class B

       Overseas - Institutional

       Equity Growth - Class A

       Equity Growth - Institutional

       Global Resources - Class A

       Global Resources - Class B

       Global Resources - Institutional

       Growth Opportunities - Class A

       Growth Opportunities - Institutional

       Strategic Opportunities - Class A

       Strategic Opportunities - Class B

       Strategic Opportunities - Institutional

       Equity Income - Class A

       Equity Income - Class B

       Equity Income - Institutional

       Income & Growth - Class A



                                         145






       Fund                                                As of                  13-Week                  39-Week
       ----                                                -----                  -------                  -------


       Income & Growth - Institutional



     * Moving averages are shown for those classes that had commenced operations prior to February 26, 1996 (the date of this SAI).


              The following tables and charts show performance for each class of shares of each fund, and reflect the following information. All historical load-adjusted performance figures do not reflect the applicable sales load and 12b-1 fee reductions for certain classes of shares and would have been higher if these reductions had been reflected in these performance figures. Class A shares have a maximum front-end sales charge of 3.50% for Overseas, Equity Growth, Global Resources, Growth Opportunities, Strategic Opportunities, Mid Cap, Large Cap, Equity Income, and Income & Growth (the Equity Funds); 3.50% for Emerging Markets Income, High Yield, Strategic Income, Government Investment, New York Municipal Income, California Municipal Income, and High Income Municipal (the Bond Funds); 2.75% for Intermediate Bond and Intermediate Municipal Income (the Intermediate-Term Bond Funds); and 1.50% for Short Fixed-Income and Short-Intermediate Municipal Income (the Short-Term Bond Funds). Class B shares have contingent deferred sales charges (CDSC) upon redemption: maximum CDSC is 4.00% for all funds except the Intermediate-Term Bond Funds, which have a maximum CDSC of 3.00%.


              Institutional Class Charts. Institutional Class shares are sold to eligible investors without a sales charge or a 12b-1 fee. The initial offering of Institutional Class shares for all funds except Equity Growth, Equity Income, Intermediate Bond and Intermediate Municipal Income was July 3, 1995. The initial offering of Institutional Class shares for New York Municipal Income was August 21, 1995, and for California Municipal Income, Mid Cap, and Large Cap was February 26, 1996.


              Class  A Charts.  Class A  shares are  sold to  eligible investors with a maximum front-end sales charge of 3.50% (the Equity Funds and the Bond Funds), 2.75% (the Intermediate-Term Bond Funds) or 1.50% (the Short-Term Bond Funds). The applicable sales charge is reflected in the figures set forth in the charts below. Class A shares are also subject to a 12b-1 fee of 0.50% (the Equity Funds), 0.25% (the Bond Funds and the Intermediate-Term Bond Funds), or 0.15% (the Short-Term Bond Funds). The initial offering of Class A shares for Equity Growth, Equity Income, Intermediate Municipal Income, and Intermediate Bond was September 10, 1992. The initial offering of Class A shares for New York Municipal

     Income was August 21, 1995, and for Mid Cap, Large Cap, and California Municipal Income was February 26, 1996.


              Class B Charts. Class B shares are sold to eligible investors with a 12b-1 fee of 0.75% (the Equity Funds) or 0.65% (the Bond Funds and the Intermediate-Term Bond Funds), and may be subject to a CDSC upon redemption. The maximum CDSC is 4.00% for the Equity Funds and the Bond Funds, and 3.00% for the Intermediate-Term Bond Funds. Class B shares are also subject to a 0.25% shareholder services fee. For all funds except Overseas, Global Resources, New York Municipal Income, California Municipal Income, Mid Cap, and Large Cap the initial offering date of Class B shares was June 30, 1994. The initial offering of Class B shares for Overseas and Global Resources was July 3, 1995; for New York Municipal Income was August 21, 1995; and for California Municipal Income, Mid Cap, and Large Cap was February 26, 1996.


              Historical Bond Fund Results. The following tables show yields, tax-equivalent yields (for municipal funds), and total returns for each class of each bond fund for the fiscal year ended 1995 for those bond funds that had commenced operations as of February 26, 1996, the date of this SAI. The tax-equivalent yield is based on a 31% federal income tax rate. Note that each municipal fund may invest in securities whose income is subject to the federal alternative minimum tax.


     Fiscal Period Ended                                          Average Annual Total Returns1        Cumulative Total Returns2
     -------------------                                          -----------------------------        -------------------------

                                                       Tax-                            Ten Years/                     Ten Years/
     10/31 - *                                         Equivalent One        Five      Life of   One       Five       Life of
     11/30 - **                             Yield3     Yield      Year       Years     Fund+     Year      Years      Fund+
     12/31 - ***                            ------     ---------- ----       -----     --------------      -----      ----------
     Emerging Markets Income-Class A***                N/A        N/A        N/A       N/A       N/A       N/A          %
     Emerging Markets Income-Class B***                N/A        N/A        N/A       N/A       N/A       N/A
     Emerging Markets Income- Institutional            N/A        N/A        N/A       N/A       N/A       N/A
     Class***
     High Yield-Class A*                               N/A
     High Yield-Class B*                               N/A
     High Yield-Institutional Class*                   N/A
     Strategic Income-Class A                          N/A        N/A        N/A       N/A       N/A       N/A
     Strategic Income-Class B                          N/A        N/A        N/A       N/A       N/A       N/A
     Strategic Income-Institutional Class              N/A        N/A        N/A       N/A       N/A       N/A
     Government Investment-Class A*                    N/A
     Government Investment-Class B*                    N/A
     Government Investment Institutional               N/A
     Class*


                                         147






     Fiscal Period Ended                                          Average Annual Total Returns1        Cumulative Total Returns2
     -------------------                                          -----------------------------        -------------------------

                                                       Tax-                            Ten Years/                     Ten Years/
     10/31 - *                                         Equivalent One        Five      Life of   One       Five       Life of
     11/30 - **                             Yield3     Yield      Year       Years     Fund+     Year      Years      Fund+
     12/31 - ***                            ------     ---------- ----       -----     --------------      -----      ----------
     Intermediate Bond-Class A**                       N/A
     Intermediate Bond-Class B**                       N/A
     Intermediate Bond-Institutional                   N/A
     Class**
     Short Fixed Income-Class A*                       N/A
     Short Fixed Income-Institutional                  N/A
     Class*
     High Income Municipal-Class A*
     High Income Municipal-Class B*
     High Income Municipal-Institutional               N/A
     Class*
     Intermediate Municipal Income-Class
     A**
     Intermediate Municipal Income-Class
     B**
     Intermediate Municipal Income-
     Institutional Class**
     Short Intermediate Municipal                                 N/A        N/A       N/A       N/A       N/A
     Income-Class A**
     Short Intermediate Municipal                      N/A        N/A        N/A       N/A       N/A       N/A
     Income-Institutional Class**
     New York Municipal Income-Class A
     New York Municipal Income-Class B
     New York Municipal Income-
     Institutional


     +Life of fund figures are from commencement of operations (March 10, 1994 for Emerging Markets Income; January 5, 1987 for High Yield; October 31, 1994 for Strategic Income; January 7, 1987 for Government Investment; September 16, 1987 for Short Fixed-Income and High Income Municipal; March 16, 1994 for Short-Intermediate Municipal Income; and August 21, 1995 for New York Municipal Income) through the 1995 fiscal year end.


     1




     2

     3




              Note: If FMR had not reimbursed certain fund expenses during certain of these periods, the yields and total returns for those periods for Emerging Markets Income, High Yield, Strategic Income, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Intermediate Municipal Income, and Short-Intermediate Municipal Income would have been lower. The table below shows what the funds' yields and tax-equivalent yields (if applicable) would have been if the funds had not been in reimbursement.

     <CAPTION

                                      Class A                         Class B                    Institutional Class

                                                  Tax-                            Tax-                           Tax-
                                               Equivalent                      Equivalent                     Equivalent
              Fund              Yield            Yield            Yield          Yield           Yield           Yield
              ----               ----           --------          -----         --------         -----         ---------


       Emerging Markets                                                                                           n/a
       Income                                     n/a                             n/a             n/a

       Strategic Income                           n/a                             n/a             n/a             n/a

       Intermediate Bond                                                                                          n/a
                                                  n/a                             n/a             n/a

       Government                                                                                                 n/a
       Investment                                 n/a                             n/a             n/a

       Intermediate
       Municipal Income

       Short-
       Intermediate
       Municipal Income



              Historical Equity Fund Results. The following table shows the total returns for 1995 fiscal periods ended as indicated, for those classes that had commenced operations as of February 26, 1996, the date of this SAI.


                                                             Average Annual Total Return 1/          Cumulative Total Returns2/
                                                              ----------------------------           --------------------------
                                                                                 Ten
                                           Fiscal                               Years/                                Ten Years/
                                           Period      One          Five        Life of      One         Five          Life of
                                           Ended       Year         Years        Fund+       Year        Years          Fund+
                                           --------    ----         -----       -------      ----        -----        ----------
       Overseas - Class A                  10/31
       Overseas  - Class B
       Overseas  - Institutional Class
       Equity Growth - Class A             11/30
       Equity Growth -
       Institutional Class
       Global Resources - Class A          10/31
       Global Resources - Class B
       Global Resources -
       Institutional Class
       Growth Opportunities - Class A      10/31
       Global Opportunities -
       Institutional Class
       Strategic Opportunities - Class A   12/31
       Strategic Opportunities - Class B
       Strategic  Opportunities -
       Institutional Class
       Equity Income - Class A             11/30
       Equity Income - Class B
       Equity Income -
       Institutional Class
       Income & Growth - Class A           10/31
       Income & Growth -
       Institutional Class


     +        Life of  fund figures are  from commencement  of operations (April
     23, 1990 for Overseas; December 29, 1987 for Global Resources; November 18, 1987 for Growth Opportunities; and January 6, 1987 for Income & Growth) through the 1995 fiscal year end.


     1

     2




     Note: If FMR had not reimbursed certain fund expenses during certain of these periods, the total returns for those periods for Overseas, Global Resources, Equity Income, and Growth Opportunities would have been lower.


              The following charts show the growth of a hypothetical $10,000 investment in each class, assuming all distributions were reinvested. This was a period of fluctuating interest rates, bond prices, and stock prices and the figures below should not be considered representative of the dividend income or capital gain or loss that could be realized from an investment in the class today. Tax consequences of different investments have not been factored into the figures.


              Institutional Charts. The figures for Institutional Class shares of each fund except Equity Growth, Equity Income, and Intermediate Municipal Income reflect the performance of Class A shares from the fund's commencement of operations, including the applicable Class A 12b-1 fee but not the front-end sales charge. The figures would have been higher if the Class A 12b-1 fee were not included.


              Class A Charts. The figures for Class A shares after September 10, 1992 reflect Class A's maximum front-end sales charge of 3.50% (the Equity Funds and the Bond Funds), 2.75% (the Intermediate-Term Bond Funds) or 1.50% (the Short-Term Bond Funds) and the applicable Class A 12b-1 fee. Prior to September 10, 1992, the figures for Equity Growth, Equity Income, Intermediate Municipal Income, and Intermediate Bond reflect Institutional Class performance (i.e., no sales charge or 12b-1 fee), and the figures for Strategic Opportunities reflect Initial Class performance (i.e., a 3.50% front-end sales charge and no 12b-1 fee).


              Class B Charts. The figures for Class B shares of all funds except Overseas and Global Resources prior to June 30, 1994, and for Overseas and Global Resources prior to June 30, 1995, reflect the performance of Class A shares of each fund, including the applicable Class A 12b-1 fee but not the Class A front-end charge. The figures would have been lower if Class B's higher 12b-1 fees had been included.


              Domestic Fund Returns. The following tables show the income and capital elements of the cumulative total return for each class of each fund. The table compares each class's return to the record of the S&P 500, the Dow Jones Industrial Average (DJIA), and the cost of living (measured by the Consumer Price Index, or CPI) over the same period. The CPI information is as of the month-end closest to the initial investment date for each fund. The S&P 500 and DJIA comparisons are provided to show how each class's total return compared to the record of a broad average of common stocks and a narrower set of stocks of major industrial companies, respectively, over the same period. Of course, since bond funds invest in fixed-income securities, common stocks represent a different type of investment from those funds. Common stocks generally offer greater growth potential than bonds, but generally experience greater price volatility, which means greater potential for loss. In addition, common stocks generally provide lower income than a fixed-income investment such as the bond funds. Each fund has the ability to invest in securities not included in either index, and its investment portfolio may or may not be similar in composition to the indices. Figures for the S&P 500 and DJIA are based on the prices of unmanaged groups of stocks and, unlike the classes' returns, do not include the effect of paying brokerage commissions or other costs of investing.



              EQUITY GROWTH - CLASS A                                            INDICES
              ----------------------                                             -------

                          Value of      Value of
                          Initial       Reinvested       Reinvested                                               Cost
     Period               $10,000       Dividend         Capital Gain      Total          S&P                     of
     Ended Nov. 30        Investment    Distributions    Distributions     Value          500        DJIA         Living*
     -------------        ----------    -------------    -------------     -----          ---        ----         -------
     1986
     1987
     1988
     1989
     1990
     1991
     1992
     1993
     1994
     1995


     *From month-end closest to initial investment date.









                                         152







              EQUITY GROWTH -                                                    INDICES
              INSTITUTIONAL CLASS                                                -------
              -------------------

                          Value of      Value of
                          Initial       Reinvested       Reinvested                                               Cost
     Period               $10,000       Dividend         Capital Gain      Total          S&P                     of
     Ended Nov. 30        Investment    Distributions    Distributions     Value          500        DJIA         Living*
     -------------        ----------    -------------    -------------     -----          ---        ----         -------
     1986
     1987
     1988
     1989
     1990
     1991
     1992
     1993
     1994
     1995


     *From month-end closest to initial investment date.




              GLOBAL RESOURCES - CLASS A                                         INDICES
              --------------------------                                         -------

                        Value of       Value of
                        Initial        Reinvested      Reinvested                                               Cost
     Period             $10,000        Dividend        Capital Gain       Total         S&P                     of
     Ended Oct. 31      Investment     Distributions   Distributions      Value         500        DJIA         Living**
     -------------      ----------     -------------   --------------     -----         ---        ----         --------
     1988*
     1989
     1990
     1991
     1992
     1993
     1994
     1995


     *From December 29, 1987 (commencement of operations).
     **From month-end closest to initial investment date.




                                         153







              GLOBAL RESOURCES - CLASS B                                         INDICES
              --------------------------                                         -------

                        Value of       Value of
                        Initial        Reinvested      Reinvested                                               Cost
     Period             $10,000        Dividend        Capital Gain       Total         S&P                     of
     Ended Oct. 31      Investment     Distributions   Distributions      Value         500        DJIA         Living**
     -------------      ----------     -------------   -------------      -----         ---        ----         --------
                                                          `
     1988*
     1989
     1990
     1991
     1992
     1993
     1994
     1995


     *From December 29, 1987 (commencement of operations).
     **From month-end closest to initial investment date.


              GLOBAL RESOURCES - INSTITUTIONAL CLASS                             INDICES
              --------------------------------------

                        Value of       Value of
                        Initial        Reinvested      Reinvested                                               Cost
     Period             $10,000        Dividend        Capital Gain       Total         S&P                     of
     Ended Oct. 31      Investment     Distributions   Distributions      Value         500        DJIA         Living**
     -------------      ----------     -------------   -------------      -----         ---        ----         --------
     1988*
     1989
     1990
     1991
     1992
     1993
     1994
     1995


     *From December 29, 1987 (commencement of operations).
     **From month-end closest to initial investment date.








                                         154







              GROWTH OPPORTUNITIES - CLASS A                                     INDICES
              ------------------------------                                     -------

                        Value of       Value of
                        Initial        Reinvested      Reinvested                                               Cost
     Period             $10,000        Dividend        Capital Gain       Total         S&P                     of
     Ended Oct. 31      Investment     Distributions   Distributions      Value         500        DJIA         Living**
     -------------      ----------     -------------   -------------      -----         ---        ----         --------
     1988*
     1989
     1990
     1991
     1992
     1993
     1994
     1995


     *From November 18, 1987 (commencement of operations).
     **From month-end closest to initial investment date.


              GROWTH OPPORTUNITIES - INSTITUTIONAL CLASS                         INDICES
              ------------------------------------------                         -------

                        Value of       Value of
                        Initial        Reinvested      Reinvested                                               Cost
     Period             $10,000        Dividend        Capital Gain       Total         S&P                     of
     Ended Oct. 31      Investment     Distributions   Distributions      Value         500        DJIA         Living**
     -------------      ----------     -------------   -------------      -----         ---        ----         --------
     1988*
     1989
     1990
     1991
     1992
     1993
     1994
     1995


     *From November 18, 1987 (commencement of operations).
     **From month-end closest to initial investment date.








                                         155







              STRATEGIC OPPORTUNITIES - CLASS A                                  INDICES
              ---------------------------------                                  -------

                          Value of      Value of
                          Initial       Reinvested       Reinvested                                               Cost
     Period               $10,000       Dividend         Capital Gain      Total          S&P                     of
     Ended Dec. 31        Investment    Distributions    Distributions     Value          500        DJIA         Living*
     -------------        ----------    -------------    -------------     -----          ---        ----         -------
     1986
     1987
     1988
     1989
     1990
     1991
     1992
     1993
     1994
     1995


     *From month-end closest to initial investment date.


              STRATEGIC OPPORTUNITIES - CLASS B                                  INDICES
              ---------------------------------                                  -------
                          Value of      Value of
                          Initial       Reinvested       Reinvested                                               Cost
     Period               $10,000       Dividend         Capital Gain      Total          S&P                     of
     Ended Dec. 31        Investment    Distributions    Distributions     Value          500        DJIA         Living*
     --------------       ----------    -------------    -------------     ------         ---        ----         -------
     1986
     1987
     1988
     1989
     1990
     1991
     1992
     1993
     1994
     1995


     *From month-end closest to initial investment date.







                                         156







              STRATEGIC OPPORTUNITIES - INSTITUTIONAL CLASS                      INDICES
              ---------------------------------------------

                          Value of      Value of
                          Initial       Reinvested       Reinvested                                               Cost
     Period               $10,000       Dividend         Capital Gain      Total          S&P                     of
     Ended Dec. 31        Investment    Distributions    Distributions     Value          500        DJIA         Living*
     -------------        ----------    -------------    -------------     -----          ---        ----         -------
     1986
     1987
     1988
     1989
     1990
     1991
     1992
     1993
     1994
     1995


     *From month-end closest to initial investment date.



                                  EQUITY INCOME - CLASS A                                            INDICES
                                  -----------------------                                            --------

                          Value of      Value of
                          Initial       Reinvested       Reinvested                                               Cost
     Period               $10,000       Dividend         Capital Gain      Total          S&P                     of
     Ended Nov. 30        Investment    Distributions    Distributions     Value          500        DJIA         Living*
     -------------        ----------    -------------    -------------     -----          ---        ----         -------
     1986
     1987
     1988
     1989
     1990
     1991
     1992
     1993
     1994
     1995


     *From month-end closest to initial investment date.





                                         157







              EQUITY INCOME - CLASS B                                            INDICES
              -----------------------                                            -------

                          Value of      Value of
                          Initial       Reinvested       Reinvested                                               Cost
     Period               $10,000       Dividend         Capital Gain      Total          S&P                     of
     Ended Nov. 30        Investment    Distributions    Distributions     Value          500        DJIA         Living*
     -------------        ----------    -------------    -------------     -----          ---        ----         -------
     1986
     1987
     1988
     1989
     1990
     1991
     1992
     1993
     1994
     1995


     * From month-end closest to initial investment date.


              EQUITY INCOME - INSTITUTIONAL CLASS                                INDICES
              -----------------------------------                                -------

                                Value of       Value of
                                Initial        Reinvested       Reinvested                                              Cost
            Period              $10,000        Dividend         Capital Gain      Total          S&P                    of
            Ended Nov. 30       Investment     Distributions    Distributions     Value          500        DJIA        Living*
            -------------       ----------     -------------    -------------     -----          ---        ----        -------
     1986
     1987
     1988
     1989
     1990
     1991
     1992
     1993
     1994
     1995


     * From month-end closest to initial investment date.






                                         158







     INCOME & GROWTH - CLASS A                                                   INDICES
     -------------------------                                                   -------

                          Value of      Value of
                          Initial       Reinvested       Reinvested                                               Cost
     Period               $10,000       Dividend         Capital Gain      Total          S&P                     of
     Ended Oct. 31        Investment    Distributions    Distributions     Value          500        DJIA         Living**
     -------------        ----------    -------------    -------------     -----          ---        ----         --------
     1987*
     1988
     1989
     1990
     1991
     1992
     1993
     1994
     1995


     *From January 6, 1987 (commencement of operations).
     **From month-end closest to initial investment date.


              INCOME & GROWTH - INSTITUTIONAL CLASS                              INDICES
              -------------------------------------

                          Value of      Value of
                          Initial       Reinvested       Reinvested                                               Cost
     Period               $10,000       Dividend         Capital Gain      Total          S&P                     of
     Ended Oct. 31        Investment    Distributions    Distributions     Value          500        DJIA         Living**
     -------------        ----------    -------------    -------------     -----          ---        ----         --------
     1987*
     1988
     1989
     1990
     1991
     1992
     1993
     1994
     1995


     *From January 6, 1987 (commencement of operations).
     **From month-end closest to initial investment date.






                                         159







              HIGH YIELD - CLASS A                                               INDICES
              --------------------
                          Value of      Value of
                          Initial       Reinvested       Reinvested                                               Cost
     Period               $10,000       Dividend         Capital Gain      Total          S&P                     of
     Ended Oct. 31        Investment    Distributions    Distributions     Value          500        DJIA         Living**
     -------------        ----------    -------------    -------------     -----          ---        ----         --------

     1987*
     1988
     1989
     1990
     1991
     1992
     1993
     1994
     1995


     *From January 5, 1987 (commencement of operations).
     **From month-closest to initial investment date.


              HIGH YIELD - CLASS B                                               INDICES
              --------------------

                          Value of      Value of
                          Initial       Reinvested       Reinvested                                               Cost
     Period               $10,000       Dividend         Capital Gain      Total          S&P                     of
     Ended Oct. 31        Investment    Distributions    Distributions     Value          500        DJIA         Living**
     -------------        ----------    -------------    -------------     -----          ---        ----         --------
     1987*
     1988
     1989
     1990
     1991
     1992
     1993
     1994
     1995


     *From January 5, 1987 (commencement of operations).
     **From month-end closest to initial investment date.






                                         160







              HIGH YIELD - INSTITUTIONAL CLASS                                   INDICES
              --------------------------------                                   -------

                          Value of      Value of
                          Initial       Reinvested       Reinvested                                               Cost
     Period               $10,000       Dividend         Capital Gain      Total          S&P                     of
     Ended Oct. 31        Investment    Distributions    Distributions     Value          500        DJIA         Living**
     --------------       ----------    -------------    -------------     -----          ---        ----         ---------
     1987*
     1988
     1989
     1990
     1991
     1992
     1993
     1994
     1995


     *From January 5, 1987 (commencement of operations).
     **From month-end closest to initial investment date.


              STRATEGIC INCOME - CLASS A                                         INDICES
              --------------------------                                         -------

                          Value of      Value of
                          Initial       Reinvested       Reinvested                                               Cost
     Period               $10,000       Dividend         Capital Gain      Total          S&P                     of
     Ended Dec. 31        Investment    Distributions    Distributions     Value          500        DJIA         Living**
     -------------        ----------    -------------    -------------     -----          ---        ----         --------
     1994*
     1995


     *From October 31, 1994 (commencement of operations).
     **From month-closest to initial investment date.


              STRATEGIC INCOME - CLASS B                                         INDICES
              --------------------------                                         -------
                          Value of      Value of
                          Initial       Reinvested       Reinvested                                               Cost
     Period               $10,000       Dividend         Capital Gain      Total          S&P                     of
     Ended Dec. 31        Investment    Distributions    Distributions     Value          500        DJIA         Living**
     -------------        ----------    -------------    -------------     -----          ---        ----         --------
     1994*
     1995

                                         161








     *From October 31, 1994 (commencement of operations).
     **From month-end closest to initial investment date.


              STRATEGIC INCOME - INSTITUTIONAL CLASS                             INDICES
              --------------------------------------                             -------
                          Value of      Value of
                          Initial       Reinvested       Reinvested                                               Cost
     Period               $10,000       Dividend         Capital Gain      Total          S&P                     of
     Ended Dec. 31        Investment    Distributions    Distributions     Value          500        DJIA         Living**
     -------------        ----------    -------------    -------------     -----          ---        ----         --------
     1994*
     1995


     *From October 31, 1994 (commencement of operations).
     **From month-end closest to initial investment date.



                         GOVERNMENT INVESTMENT - CLASS A                                             INDICES
                         -------------------------------                                             -------

                                Value of       Value of
                                Initial        Reinvested       Reinvested                                              Cost
            Period              $10,000        Dividend         Capital Gain      Total          S&P                    of
            Ended Oct. 31       Investment     Distributions    Distributions     Value          500        DJIA        Living**
            -------------       ----------     -------------    -------------     -----          ---        ----        --------
            1987*
            1988
            1989
            1990
            1991
            1992
            1993
            1994
            1995


     *From January 7, 1987 (commencement of operations).
     **From month-end closest to initial investment date.








                                         162







                         GOVERNMENT INVESTMENT - CLASS B                                             INDICES
                         -------------------------------                                             --------

                                Value of       Value of
                                Initial        Reinvested       Reinvested                                              Cost
            Period              $10,000        Dividend         Capital Gain      Total          S&P                    of
            Ended Oct. 31       Investment     Distributions    Distributions     Value          500        DJIA        Living**
            -------------       ----------     -------------    -------------     -----          ---        ----        ---------
            1987*
            1988
            1989
            1990
            1991
            1992
            1993
            1994
            1995


     *From January 7, 1987 (commencement of operations).
     **From month-end closest to initial investment date.



                         GOVERNMENT INVESTMENT - INSTITUTIONAL CLASS                                 INDICES
                         -------------------------------------------                                 -------

                                Value of       Value of
                                Initial        Reinvested       Reinvested                                              Cost
            Period              $10,000        Dividend         Capital Gain      Total          S&P                    of
            Ended Oct. 31       Investment     Distributions    Distributions     Value          500        DJIA        Living**
            -------------       ----------     -------------    -------------     -----          ---        ----        ---------
            1987*
            1988
            1989
            1990
            1991
            1992
            1993
            1994
            1995


     *From January 7, 1987 (commencement of operations).
     **From month-end closest to initial investment date.





                                         163







                         INTERMEDIATE BOND - CLASS A                                                 INDICES
                         ---------------------------                                                 -------

                                Value of       Value of
                                Initial        Reinvested       Reinvested                                              Cost
            Period              $10,000        Dividend         Capital Gain      Total          S&P                    of
            Ended Nov. 30       Investment     Distributions    Distributions     Value          500        DJIA        Living*
            -------------       ----------     -------------    -------------     -----          ---        ----        -------

            1986
            1987
            1988
            1989
            1990
            1991
            1992
            1993
            1994
            1995


     *From month-end closest to initial investment date.


                         INTERMEDIATE BOND - CLASS B                                                 INDICES
                         ---------------------------                                                 -------

                                Value of       Value of
                                Initial        Reinvested       Reinvested                                              Cost
            Period              $10,000        Dividend         Capital Gain      Total          S&P                    of
            Ended Nov. 30       Investment     Distributions    Distributions     Value          500        DJIA        Living*
            -------------       ----------     -------------    -------------     -----          ---        ----        -------
            1986
            1987
            1988
            1989
            1990
            1991
            1992
            1993
            1994
            1995


     *From month-end closest to initial investment date.





                                         164







                         INTERMEDIATE BOND - INSTITUTIONAL CLASS                                     INDICES
                         ---------------------------------------                                     -------

                                Value of       Value of
                                Initial        Reinvested       Reinvested                                              Cost
            Period              $10,000        Dividend         Capital Gain      Total          S&P                    of
            Ended Nov. 30       Investment     Distributions    Distributions     Value          500        DJIA        Living*
            -------------       ----------     -------------    -------------     -----          ---        ----        -------
            1986
            1987
            1988
            1989
            1990
            1991
            1992
            1993
            1994
            1995


     * From month-end closest to initial investment date.


                         SHORT FIXED-INCOME - CLASS A                                                INDICES
                         ----------------------------                                                -------

                                Value of       Value of
                                Initial        Reinvested       Reinvested                                              Cost
            Period              $10,000        Dividend         Capital Gain      Total          S&P                    of
            Ended Oct. 31       Investment     Distributions    Distributions     Value          500        DJIA        Living**
            -------------       ----------     -------------    -------------     -----          ---        ----        --------
            1987*
            1988
            1989
            1990
            1991
            1992
            1993
            1994
            1995


     * From September 16, 1987 (commencement of operations).
     ** From month-end closest to initial investment date.






                                         165







                         SHORT FIXED-INCOME - INSTITUTIONAL CLASS                                    INDICES
                         ----------------------------------------                                    -------

                                Value of       Value of
                                Initial        Reinvested       Reinvested                                              Cost
            Period              $10,000        Dividend         Capital Gain      Total          S&P                    of
            Ended Oct. 31       Investment     Distributions    Distributions     Value          500        DJIA        Living**
            -------------       ----------     -------------    -------------     -----          ---        ----        --------
            1987*
            1988
            1989
            1990
            1991
            1992
            1993
            1994
            1995


     * From September 16, 1987 (commencement of operations).
     ** From month-end closest to initial investment date.


                         HIGH INCOME MUNICIPAL - CLASS A                                             INDICES
                         -------------------------------                                             -------
                                Value of       Value of
                                Initial        Reinvested       Reinvested                                              Cost
            Period              $10,000        Dividend         Capital Gain      Total          S&P                    of
            Ended Oct. 31       Investment     Distributions    Distributions     Value          500        DJIA        Living**
            -------------       ----------     ------------     -------------     -----          ---        ----        --------
            1987*
            1988
            1989
            1990
            1991
            1992
            1993
            1994
            1995


     * From September 16, 1987 (commencement of operations).
     ** From month-end closest to initial investment date.







                                         166







                         HIGH INCOME MUNICIPAL - CLASS B                                             INDICES
                         -------------------------------                                             -------

                                Value of       Value of
                                Initial        Reinvested       Reinvested                                              Cost
            Period              $10,000        Dividend         Capital Gain      Total          S&P                    of
            Ended Oct. 31       Investment     Distributions    Distributions     Value          500        DJIA        Living**
            -------------       ----------     -------------    -------------     -----          ---        ----        --------

            1987*
            1988
            1989
            1990
            1991
            1992
            1993
            1994
            1995


     *From September 16, 1987 (commencement of operations).
     **From month-end closest to initial investment date.



                         HIGH INCOME MUNICIPAL - INSTITUTIONAL CLASS                                 INDICES
                         -------------------------------------------                                 -------

                                Value of       Value of
                                Initial        Reinvested       Reinvested                                              Cost
            Period              $10,000        Dividend         Capital Gain      Total          S&P                    of
            Ended Oct. 31       Investment     Distributions    Distributions     Value          500        DJIA        Living**
            -------------       ----------     -------------    -------------     -----          ---        ----        --------
            1987*
            1988
            1989
            1990
            1991
            1992
            1993
            1994
            1995


     * From September 16, 1987 (commencement of operations).
     ** From month-end closest to initial investment date.




                                         167







                         INTERMEDIATE MUNICIPAL INCOME - CLASS A                                     INDICES
                         ---------------------------------------                                     -------

                                Value of       Value of
                                Initial        Reinvested       Reinvested                                              Cost
            Period              $10,000        Dividend         Capital Gain      Total          S&P                    of
            Ended Nov. 30       Investment     Distributions    Distributions     Value          500        DJIA        Living*
            -------------       ----------     -------------    -------------     -----          ---        ----        --------
            1986
            1987
            1988
            1989
            1990
            1991
            1992
            1993
            1994
            1995


     *From month-end closest to initial investment date.


                         INTERMEDIATE MUNICIPAL INCOME - CLASS B                                     INDICES
                         ---------------------------------------                                     -------

                                Value of       Value of
                                Initial        Reinvested       Reinvested                                              Cost
            Period              $10,000        Dividend         Capital Gain      Total          S&P                    of
            Ended Nov. 30       Investment     Distributions    Distributions     Value          500        DJIA        Living*
            -------------       ----------     -------------    -------------     -----          ---        ----        -------
            1986
            1987
            1988
            1989
            1990
            1991
            1992
            1993
            1994
            1995


     *From month-end closest to initial investment date.






                                         168







                         INTERMEDIATE MUNICIPAL INCOME-INSTITUTIONAL CLASS                           INDICES
                         -------------------------------------------------

                                Value of       Value of
                                Initial        Reinvested       Reinvested                                              Cost
            Period              $10,000        Dividend         Capital Gain      Total          S&P                    of
            Ended Nov. 30       Investment     Distributions    Distributions     Value          500        DJIA        Living*
            -------------       ----------     -------------    -------------     -----          ---        ----        -------
            1986
            1987
            1988
            1989
            1990
            1991
            1992
            1993
            1994
            1995


     *From month-end closest to initial investment date.


                         SHORT-INTERMEDIATE MUNICIPAL INCOME - CLASS A                               INDICES
                         ---------------------------------------------                               -------

                                Value of       Value of
                                Initial        Reinvested       Reinvested                                              Cost
            Period              $10,000        Dividend         Capital Gain      Total          S&P                    of
            Ended Nov. 30       Investment     Distributions    Distributions     Value          500        DJIA        Living**
            -------------       ----------     -------------    -------------     -----          ---        ----        --------
            1994*
            1995


     *        From March 16, 1994 (commencement of operations).
     **       From month-end closest to initial investment date.













                                         169







                         SHORT-INTERMEDIATE MUNICIPAL INCOME -
                         INSTITUTIONAL CLASS                                                         INDICES
                         -------------------------------------                                       --------

                                Value of       Value of
                                Initial        Reinvested       Reinvested                                              Cost
            Period              $10,000        Dividend         Capital Gain      Total          S&P                    of
            Ended Nov. 30       Investment     Distributions    Distributions     Value          500        DJIA        Living**
            -------------       ----------     -------------    -------------     -----          ---        ----        ---------
            1994*
            1995


     *        From March 16, 1994 (commencement of operations).
     **       From month-end closest to initial investment date.


                         NEW YORK MUNICIPAL INCOME - CLASS A                                         INDICES
                         -----------------------------------                                         -------

                                Value of       Value of
                                Initial        Reinvested       Reinvested                                              Cost
            Period              $10,000        Dividend         Capital Gain      Total          S&P                    of
            Ended Oct. 31       Investment     Distributions    Distributions     Value          500        DJIA        Living**
            -------------       ----------     -------------    -------------     -----          ----       -----       --------
            1995*


     *        From August 21, 1995 (commencement of operations).
     **       From month-end closest to initial investment date.


                         NEW YORK MUNICIPAL INCOME - CLASS B                                         INDICES
                         -----------------------------------                                         -------

                                Value of       Value of
                                Initial        Reinvested       Reinvested                                              Cost
            Period              $10,000        Dividend         Capital Gain      Total          S&P                    of
            Ended Oct. 31       Investment     Distributions    Distributions     Value          500        DJIA        Living**
            -------------       ----------     -------------    --------------    -----          ---        ----        --------
            1995*


     *        From August 21, 1995 (commencement of operations).
     **       From month-end closest to initial investment date.







                                         170







                         NEW YORK MUNICIPAL INCOME - INSTITUTIONAL CLASS                             INDICES
                         -----------------------------------------------                             -------

                                Value of       Value of
                                Initial        Reinvested       Reinvested                                              Cost
            Period              $10,000        Dividend         Capital Gain      Total          S&P                    of
            Ended Oct. 31       Investment     Distributions    Distributions     Value          500        DJIA        Living**
            -------------       ----------     -------------    -------------     -----          ---        ----        --------
            1995*


     *        From August 21, 1995 (commencement of operations).
     **       From month-end closest to initial investment date.


              The yield for the S&P 500 for the year ended December 31, 1995 was ____%, calculated by dividing the dollar value of dividends paid by the S&P 500 stocks during the period by the average value of the S&P 500 on December 31, 1995. The S&P 500 yield is calculated differently from each class's yield. For example, a class's yield calculation treats dividends as accrued in anticipation of payment, rather than recording them when paid.


              International Fund Returns. The following tables show the income and capital elements of the total return for each class of Overseas and Emerging Markets Income from the date each fund commenced operations through the fiscal year ended 1995. The classes may compare their total returns to the record of the following Morgan Stanley Capital International indices: the World Index; EAFE Index; the Europe Index; the Pacific Index, the Combined Far East ex-Japan Free Index; and the Latin America Free Index. The EAFE Index combines the Europe and Pacific indices. The addition of Canada, the United States, and South African Gold Mines to the EAFE index compiles the World Index which includes over 1400 companies. The Europe Index and Pacific Index are subsets of the Morgan Stanley Capital International World Index, which is also published by Morgan Stanley Capital International, S.A. The Europe and Pacific Indices are weighted by the market value of each country's stock exchange(s). The companies included in the indices change only in the event of mergers, takeovers, failures and the like, and minor adjustments may be made when Morgan Stanley Capital International, S.A. reviews the companies covered as to suitability every three or four years.


                Fund                      Comparative Index                     Description of Index
                ----                      -----------------                     --------------------
                Overseas                  Morgan Stanley Capital International  An unmanaged index of 900 foreign common stocks
                                          Europe, Australia, Far East Index
                                          (EAFE)
                Emerging Markets          J.P. Morgan Emerging                  An unmanaged index of fixed income securities
                Income                    Market Bond Index                     from developing nations


              Each table below compares the returns for each class of Overseas and Emerging Markets Income to the record of the S&P 500, the DJIA, a foreign stock market index as described above, and the cost of living (measured by the CPI) over the same period. The CPI information is as of the month-end closest to the initial investment date for each fund. The S&P 500 and DJIA comparisons are provided to show how each class's total return compared to the record of a broad range of U.S. common stocks and a narrower set of stocks of major U.S. industrial companies, respectively, over the same period. The funds have the ability to invest in securities not included in the indices, and their investment portfolios may or may not be similar in composition to the indices. The EAFE Index, Emerging Market Bond Index, S&P 500, and DJIA are based on the prices of unmanaged groups of stocks and, unlike each class's returns, their returns do not include the effect of paying brokerage commissions and other costs of investing.

              The following charts show the growth of a hypothetical $10,000 investment in each class, assuming all distributions were reinvested. This was a period of fluctuating interest rates, bond prices, and stock prices and the figures below should not be considered representative of the dividend income or capital gain or loss that could be realized from an investment in a class today. Tax consequences of different investments have not been factored into the figures.


              OVERSEAS-CLASS A                                   INDICES
              ----------------                                   -------

                    Value of        Value of        Reinvested
     Period         Initial         Reinvested      Capital                                                         Cost
     Ended          $10,000         Dividend        Gain            Total       EAFE         S&P                    of
     Oct. 31        Investment      Distributions   Distributions   Value       Index        500        DJIA        Living**
     --------       ----------      -------------   -------------   -----       -----        ---        ----        --------
     1990*
     1991
     1992
     1993
     1994
     1995


     *        From April 23, 1990 (commencement of operations).
     **       From month-end closest to initial investment date.


                                  OVERSEAS-CLASS B                                                            INDICES
                                  ----------------                                                            -------

                    Value of       Value of
                    Initial        Reinvested      Reinvested                                                     Cost
     Period Ended   $10,000        Dividend        Capital Gain   Total        EAFE        S&P                    of
     Oct. 31        Investment     Distributions   Distributions  Value        Index       500        DJIA        Living**
     ------------   ----------     -------------   -------------  -----        ------      ---        ----        ------
            1990*
            1991
            1992
            1993
            1994
            1995


     *        From April 23, 1990 (commencement of operations).
     **       From month-end closest to initial investment date.










                                         173







                      OVERSEAS-INSTITUTIONAL CLASS                                           INDICES
                      ----------------------------                                           -------

                    Value of       Value of        Reinvested
                    Initial        Reinvested      Capital                                                        Cost
     Period Ended   $10,000        Dividend        Gain           Total        EAFE        S&P                    of
     Oct. 31        Investment     Distributions   Distributions  Value        Index       500        DJIA        Living**
     ------------   ----------     -------------   -------------  -----        -----       ---        ----        --------
     1990*
     1991
     1992
     1993
     1994
     1995


     *        From April 23, 1990 (commencement of operations).
     **       From month-end closest to initial investment date.


                    EMERGING MARKETS INCOME-CLASS A                                          INDICES
                    -------------------------------                                          -------
                                                                               J.P.
                    Value of       Value of        Reinvested                  Morgan
                    Initial        Reinvested      Capital                     Emerging                             Cost
     Period Ended   $10,000        Dividend        Gain           Total        Market Bond    S&P                   of
     Dec. 31        Investment     Distributions   Distributions  Value        Index          500       DJIA        Living**
     ------------   ----------     -------------   -------------  -----        ------------   ---       ----        --------
     1994*
     1995


     *        From March 10, 1994 (commencement of operations).
     **       From month-end closest to initial investment date.


                    EMERGING MARKETS INCOME-CLASS B                                            INDICES
                    -------------------------------                                            -------
                    Value of       Value of        Reinvested
     Period         Initial        Reinvested      Capital                     J.P. Morgan                             Cost
     Ended          $10,000        Dividend        Gain           Total        Emerging Market  S&P                    of
     Dec. 31        Investment     Distributions   Distributions  Value        Bond Index       500        DJIA        Living**
     -------        ----------     -------------   -------------  -----        ---------------  ---        ----        --------
     1994*          $9,068         $457            $235
     1995           _____          _____           _____


     *        From March 10, 1994 (commencement of operations).
     **       From month-end closest to initial investment date.



                                         174







                            EMERGING MARKETS
                       INCOME-INSTITUTIONAL CLASS                                              INDICES
                       --------------------------                                              -------
                    Value of       Value of        Reinvested                  J.P.
     Period         Initial        Reinvested      Capital                     Morgan Emerging
     Ended          $10,000        Dividend        Gain           Total        Market Bond      S&P                    Cost of
     Dec. 31        Investment     Distributions   Distributions  Value        Index            500        DJIA        Living**
     -------        ----------     -------------   -------------  -----        ---------------  ---        ----        --------
     1994*
     1995


     *        From March 10, 1994 (commencement of operations).
     **       From month-end closest to initial investment date.


              The following table reflects the cost of the initial $10,000 investment in each of the classes, together with the aggregate cost of reinvested dividends and capital gain distributions, if any, for life of the fund or the last ten years ended 1995 (their cash value at the time they were reinvested). If distributions had not been reinvested, the amount of distributions earned from the applicable class over time would have been smaller, and cash payments from these classes for the periods noted would have amounted to the amounts shown in column (A) for capital gain distributions, and the amounts shown in column (B) for income dividends. Tax consequences of different investments (with the exception of foreign tax withholdings) have not been factored into the figures below.


                                                                             (A)                  (B)
                                                                        Capital Gain            Income
     Fund                                              Cost             Distributions          Dividends
     ----                                              ----             -------------          ---------
     Overseas-A                                         $                     $                   $
     Equity Growth-A
     Equity Growth-Institutional
     Global Resources-A
     Growth Opportunities-A
     Strategic Opportunities-A
     Strategic Opportunities-B
     Equity Income-A
     Equity Income-B
     Equity Income-Institutional
     Income & Growth-A
     Emerging Markets Income-A

                                         175






                                                                             (A)                  (B)
                                                                        Capital Gain            Income
     Fund                                              Cost             Distributions          Dividends
     ----                                              ----             -------------          ---------
     Emerging Markets Income-B
     High Yield-A
     High Yield-B
     Strategic Income-A
     Strategic Income-B
     Government Investment-A
     Government Investment-B
     Intermediate Bond-A
     Intermediate Bond-B
     Intermediate Bond-Institutional
     Short Fixed-Income-A
     High Income Municipal-A
     High Income Municipal-B
     Intermediate Municipal Income-A
     Intermediate Municipal Income-B
     Intermediate Municipal
     Income-Institutional
     Short-Intermediate Municipal Income-
     Institutional
     Short-Intermediate Municipal Income-A
     New York Municipal Income - A

     New York Municipal Income - B

     New York Municipal Income - Institutional


              International Indices, Market Capitalization, and National Stock Market Return. The following tables show the indexed market capitalization of certain countries included in the Morgan Stanley Capital International Indices (MSCI) database as of December 31, 1995 and the performance of national stock markets as measured in U.S. dollars and in local currency by the MSCI stock market indices for the twelve months ended October 31, 1995. Of course, these results are not indicative of future stock market performance or the classes' performance. Market conditions during the periods measured fluctuated widely. Brokerage commissions and other fees are not factored into the values of the indices.


              Market Capitalization. Companies outside the United States now make up nearly two-thirds of the world's stock market capitalization. According to MSCI, the size of the markets as measured in U.S. dollars grew from $2,011 billion in 1982 to $_____ billion in 1995. The following table measures the indexed market capitalization of certain countries according to the MSCI database. The value of the markets is measured in billions of U.S. dollars as of December 31, 1995.

        MSCI INDEX MARKET CAPITALIZATION

     Australia             Japan
     Austria               Netherlands
     Belgium               Norway
     Canada                Singapore/Malaysia
     Denmark               Spain
     France                Sweden
     Germany               Switzerland
     Hong Kong             United Kingdom
     Italy                 United States


              The following table measures the total market capitalization of certain Latin American countries according to the MSCI Index database. The value of the markets is measured in billions of U.S. dollars as of December 31, 1995.


                 MSCI Index Market Capitalization -
                            Latin America
                 Argentina
                 Brazil
                 Chile
                 Colombia
                 Mexico
                 Venezuela

                 Total Latin America


              National Stock Market Performance. Certain national stock markets have outperformed the U.S. stock market. The first table below represents the performance of national stock markets as measured in U.S. dollars by the Morgan Stanley Capital International stock market indices for the twelve months ended October 31, 1995. The second table shows the same performance as measured in local currency. Each table measures total return based on the period's change in price, dividends paid on stocks in the index, and the effect of reinvesting dividends net of any applicable foreign taxes. These are unmanaged indices composed of a sampling of selected companies representing an approximation of the market structure of the designated country.

                 Stock Market Performance (Cumulative Total Returns)
                               Measured in U.S. Dollars

     Australia                              Japan
     Austria                                Netherlands
     Belgium                                Norway
     Canada                                 Singapore/Malaysia
     Denmark                                Spain
     France                                 Sweden
     Germany                                Switzerland
     Hong Kong                              United Kingdom
     Italy                                  United States


                 Stock Market Performance (Cumulative Total Returns)
                             Measured in Local Currency

     Australia                       Japan               -
     Austria                         Netherlands
     Belgium                         Norway
     Canada                          Singapore/Malaysia
     Denmark                         Spain
     France                          Sweden
     Germany                         Switzerland
     Hong Kong                       United Kingdom

     Italy                           United States


     The following table shows the average annualized stock market returns as of October 31, 1995.


                  Stock Market Performance Measured in U.S. Dollars

                                 Five Years Ended    Ten Years Ended
                                 ---------------     ---------------
               Germany
               Hong Kong
               Japan
               Spain
               United Kingdom
               United States


              Performance Comparisons. Performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. Lipper may also rank bond funds based on yield. In addition to mutual fund rankings, performance may be compared to stock, bond, and money market mutual fund performance indices prepared by Lipper or other organizations. When comparing these indices, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns available from stock mutual funds.

              From time  to time,  performance  may also  be compared  to  other
     mutual   funds  tracked   by  financial   or   business  publications   and
     periodicals. For example, a class may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Fidelity funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.

              A class may be compared in advertising to Certificates of  Deposit
     (CDs) or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, a fund may offer greater liquidity or higher potential returns than CDs, a fund does not guarantee your principal or your return, and fund shares are not FDIC insured.


              Fidelity may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic, market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of Fidelity's asset allocation funds and other Fidelity funds, products, and services.


              Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term Government bonds, long-term Government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.

              Fidelity funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the classes. Performance comparisons may also be made to other compilations or indices that may be developed and made available in the future.

              Each class of a fixed-income fund may compare its performance or the performance of securities in which that fixed-income fund may invest to averages published by IBC USA (Publications), Inc. of Ashland, Massachusetts. These averages assume reinvestment of distributions. The Bond Fund Report AveragesTM/All Taxable (Emerging Markets Income, Strategic Income, Government Investment, Intermediate Bond, High Yield, Short-Fixed Income) covers over ___ taxable bond funds, The Bond Fund Report AveragesTM/Municipal (Intermediate Municipal Income, High Income Municipal, California Municipal Income, New York Municipal Income,
     California Municipal Income, and Short-Intermediate Municipal Income) covers over ___ tax-exempt bond funds. The averages are reported in the BOND FUND REPORT . Each class of a fixed-income fund may also compare its performance or the performance of securities in which it may invest to the IBC/Donohgue's Money Fund Averages, reported in the MONEY FUND REPORT , which covers over _____ money market funds. When evaluating comparisons to money market funds, investors should consider the relevant differences in investment objectives and policies. Specifically, money market funds invest in short-term, high-quality instruments and seek to maintain a stable $1.00 share price. A bond fund, however, invests in longer-term instruments and its share price changes daily in response to a variety of factors.


              A municipal fund may compare and contrast in advertising the relative advantages of investing in a mutual fund versus an individual municipal bond. Unlike municipal mutual funds, individual municipal bonds offer a stated rate of interest and, if held to maturity, repayment of principal. Although some individual municipal bonds might offer a higher return, they do not offer the reduced risk of a mutual fund that invests in many different securities. The initial investment requirements and sales charges of many municipal mutual funds are lower than the purchase cost of individual municipal bonds, which are generally issued in $5,000 denominations and are subject to direct brokerage costs.


              In advertising materials, Fidelity may reference or discuss its products and services, which may include: other Fidelity funds; retirement investing; model portfolios or allocations; and saving for college or other goals. In addition, Fidelity may quote or reprint financial or business publications or periodicals as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques, the desirability of owning a particular mutual fund, and Fidelity services and products.

              Each fund may be advertised as part of certain asset allocation programs involving other Fidelity or non-Fidelity mutual funds. These asset allocation programs may advertise a model portfolio and its performance results.

              Each fund may be advertised as part of a no transaction fee (NTF) program in which Fidelity and non-Fidelity mutual funds are offered. An NTF program may advertise performance results.

              Each fund may present its fund number, Quotron number and CUSIP number, and discuss or quote its current portfolio manager.

              Volatility. Various measures of volatility and benchmark correlation may be quoted in advertising. In addition, a fund may compare these measures to those of other funds. Measures of volatility seek to compare a class' historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data. In advertising, a fund may also discuss or illustrate examples of interest rate sensitivity.

              Momentum Indicators indicate a class's price movements over specific periods of time. Each point on the momentum indicator represents the class's percentage change in price movements over that period.


              Examples of the effects of periodic investment plans, including the principle of dollar cost averaging may be advertised. In such a program, an investor invests a fixed dollar amount in a class at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their willingness to continue purchasing shares during periods of low price levels.

              A fund may be available for purchase through retirement plans or other programs offering deferral of, or exemption from, income taxes, which may produce superior after-tax returns over time. For example, a $1,000 investment earning a taxable return of 10% annually would have an after-tax value of $1,949 after ten years, assuming tax was deducted from the return each year at a 31% rate. An equivalent tax-deferred investment would have an after-tax value of $2,100 after ten years, assuming tax was deducted at a 31% rate from the tax-deferred earnings at the end of the ten-year period.

              As of December 31, 1995, FMR advised over $__ billion in tax-free fund assets, $__ billion in money market fund assets, $___ billion in equity fund assets, $__ billion in international fund assets, and $__ billion in Spartan fund assets . The funds may reference the growth and variety of money market mutual funds and the adviser's innovation and participation in the industry. The equity funds under management figure represents the largest amount of equity fund assets under management by a mutual fund investment adviser in the United States, making FMR America's leading equity (stock) fund manager. FMR, its subsidiaries, and affiliates maintain a worldwide information and communications network for the purpose of researching and managing investments abroad.


              In addition to performance rankings, each class of each bond fund may compare its total expense ratio to the average total expense ratio of similar funds tracked by Lipper. A class's total expense ratio is a significant factor in comparing bond and money market investments because of its effect on yield.

              ADDITIONAL PURCHASE, EXCHANGE, AND REDEMPTION INFORMATION
              ---------------------------------------------------------

     Class A Shares Only

              Pursuant to Rule 22d-1 under the 1940 Act, FDC exercises its right to waive Class A's maximum 3.50% (the Equity Funds and the Bond Funds); 2.75% (the Intermediate-Term Bond Funds); or 1.50% (the Short-Term Bond Funds) front-end sales charge in connection with the fund's merger with or acquisition of any investment company or trust. In addition, FDC has chosen to waive Class A's front-end sales charge in certain instances because of efficiencies involved in those sales of shares. The sales charge will not apply:


              1. to shares purchased by a bank trust officer, registered representative, or other employee (and their immediate families) of investment professionals under special arrangements in connection with FDC's sales activities;

              2. to shares purchased by a current or former Trustee or officer of a Fidelity fund or a current or retired officer, director, or regular employee of FMR Corp. or its direct or indirect subsidiaries (a
     Fidelity Trustee or employee), the spouse of a Fidelity Trustee or employee, a Fidelity Trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

              3. to shares purchased by a charitable organization (as defined in Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more;

              4. to shares purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined by Section 501(c)(3) of the Internal Revenue Code);

              5. to shares in a Fidelity IRA or Fidelity Advisor IRA account purchased (including purchases by exchange) with the proceeds of a distribution from an employee benefit plan having more than 200 eligible employees or a minimum of $3,000,000 in plan assets invested in Fidelity mutual funds or $1,000,000 invested in Fidelity Advisor mutual funds;

              6. to shares purchased by an insurance company separate account used to fund annuity contracts purchased by employee benefit plans (including 403(b) programs, but otherwise as defined in ERISA)), which, in the aggregate, have either more than 200 eligible employees or a minimum of $1,000,000 in assets invested in Fidelity funds;


              7. to shares purchased by any state, county, city, or Government instrumentality, department or authority or agency;

              8. to shares purchased with redemption proceeds from other mutual fund complexes on which the investor has paid a front-end or contingent deferred sales charge;

              9. to shares purchased by a trust institution or bank trust department, excluding assets described in (11) and (12) below, that has executed a Participation Agreement with FDC specifying certain asset minimums and qualifications, and marketing program restrictions. Assets managed by third parties do not qualify for this waiver.

              10. to shares purchased for use in a broker-dealer managed account program, provided the broker-dealer has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions. Employee benefit plan assets do not qualify for this waiver.

              11. to shares purchased as part of an employee benefit plan having more than (i) 200 eligible employees or a minimum of $1 million in plan assets invested in the Advisor funds, or (ii) 25 eligible employees or $250,000 in plan assets invested in Fidelity Advisor Funds that subscribes to Fidelity Advisor Retirement Connection or similar program sponsored by Fidelity Investments Institutional Services Company, Inc.

              12. to shares purchased as part of an employee benefit plan through an intermediary that has signed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions.

              13.     to  shares  purchased  on  a  discretionary   basis  by  a
     registered  investment  adviser  which  is  not  part  of  an  organization primarily engaged in the brokerage business, that has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions. Employee benefit plan assets do not qualify for this waiver.

              In order to qualify for waivers (9), (10) and (13), eligible investors with existing Class A accounts will be required to sign and comply with a participation agreement. Eligible investors that do not meet revised asset requirements specified in the participation agreement will be allowed to continue investing in Class A shares under the terms of their current relationship until June 30, 1997, after which they will be prevented from making new or subsequent purchases in Class A load waived, except that employee benefit plans will be permitted to make additional purchases of Class A shares load waived.



              A sales load waiver form must accompany these transactions.


     CLASS B SHARES ONLY

              The contingent deferred sales charge (CDSC) on Class B shares may be waived in the case of (1) disability or death, provided that the redemption is made within one year following the death or initial determination of disability; or (2) in connection with a total or partial redemption made in connection with distributions from retirement plan accounts at age 70-1/2, which are permitted without penalty pursuant to the Internal Revenue Code.

              A sales load waiver form must accompany these transactions.

     CLASS A AND CLASS B SHARES ONLY

              Quantity Discounts. To obtain a reduction of the front-end sales charge on Class A shares, you or your investment professional must notify the transfer agent at the time of purchase whenever a quantity discount is applicable to your purchase. Upon such notification, you will receive the lowest applicable front-end sales charge.

              For  purposes of  qualifying  for a  reduction in  front-end sales charges under the Combined Purchase, Rights of Accumulation or Letter of Intent programs, the following may qualify as an individual or a "company" as defined in Section 2(a)(8) of the 1940 Act: an individual, spouse, and their children under age 21 purchasing for his, her, or their own account; a trustee, administrator or other fiduciary purchasing for a single trust estate or a single fiduciary account or for a single or a parent-subsidiary group of "employee benefits plans" (as defined in Section 3(3) of ERISA); and tax-exempt organizations as defined under
     Section 501(c)(3) of the Internal Revenue Code.

              Rights of Accumulation permit reduced front-end sales charges on any future purchases of Class A shares after you have reached a new breakpoint in a fund's sales charge schedule. The value of currently held Fidelity Advisor Fund Class A and Class B shares, Initial Class shares and Class B shares of Daily Money Fund: U.S. Treasury Portfolio, and shares of Daily Money Fund: Money Market Portfolio and Daily Tax-Exempt Money Fund acquired by exchange from any Fidelity Advisor fund, is determined at the current day's NAV at the close of business, and is added to the amount of your new purchase valued at the current offering price to determine your reduced front-end sales charge.

              Letter of Intent. You may obtain Class A shares at the same reduced front-end sales charge by filing a non-binding Letter of Intent (the Letter) within 90 days of the start of Class A purchases. Each Class A investment you make after signing the Letter will be entitled to the front-end sales charge applicable to the total investment indicated in the Letter. For example, a $2,500 purchase of Class A shares toward a $50,000 Letter would receive the same reduced sales charge as if the $50,000 ($500,000 for the Short-Term Bond Funds) had been invested at one time. To ensure that the reduced front-end sales charge will be received on future purchases, you or your investment professional must inform the transfer agent that the Letter is in effect each time Class A shares are purchased. Neither income nor capital gain distributions taken in additional Class A or Class B shares will apply toward the completion of the Letter.

              Your initial investment must be at least 5% of the total amount you plan to invest. Out of the initial purchase, 5% of the dollar amount specified in the Letter will be registered in your name and held in escrow. The Class A shares held in escrow cannot be redeemed or exchanged until the Letter is satisfied or the additional sales charges have been paid. You will earn income dividends and capital gain distributions on escrowed Class A shares. The escrow will be released when your purchase of the total amount has been completed. You are not obligated to complete the Letter.

              If you purchase more than the amount specified in the Letter and qualify for a future front-end sales charge reduction, the front-end sales charge will be adjusted to reflect your total purchase at the end of 13 months. Surplus funds will be applied to the purchase of additional Class A shares at the then-current offering price applicable to the total purchase.

              If you do not complete your purchase under the Letter within the 13-month period, 30 days' written notice will be provided for you to pay the increased front-end sales charges due. Otherwise, sufficient escrowed Class A shares will be redeemed to pay such charges.

              Fidelity Advisor Systematic Investment Program. You can make regular investments in Class A or Class B shares of the funds with the Systematic Investment Program by completing the appropriate section of the account application and attaching a voided personal check with your bank's magnetic ink coding number across the front. If your bank account is jointly owned, be sure that all owners sign.

              Your account will be drafted on or about the first business day of every month. You may cancel your participation in the Systematic Investment Program at any time without payment of a cancellation fee. You will receive a confirmation from the transfer agent for every transaction, and a debit entry will appear on your bank statement.

              Fidelity Advisor Systematic Withdrawal Program. If you own Class A shares worth $10,000 or more, you can have monthly, quarterly or semiannual checks sent from your account to you, to a person named by you, or to your bank checking account. Your Systematic Withdrawal Program payments are drawn from Class A share redemptions. If Systematic Withdrawal Plan redemptions exceed income dividends earned on your shares, your account eventually may be exhausted.

              Finders Fee. (Class A shares only) Eligible purchases are the following purchases made through broker-dealers and banks (excluding trust departments): an individual trade of $1 million or more; a trade which brings the value of the accumulated account(s) of an investor (including an employee benefit plan) past $1 million; a trade for an investor with an accumulated account value of $1 million or more; and an incremental trade toward an investor's $1 million "Letter of Intent." Shares held by an insurance company separate account will be aggregated at the client (e.g. the contract holder or plan sponsor) level, not at the separate account level. Upon request, any investment professional claiming eligibility for the 0.25% fee with respect to shares held by an insurance company separate account must provide FDC access to records detailing purchases at the client level.



     CLASS A, CLASS B, AND INSTITUTIONAL CLASS SHARES


              Each fund is open for business and the NAV and, where applicable, the offering price, for each class is calculated each day the New York Stock Exchange (NYSE) is open for trading. The NYSE has designated the following holiday closings for 1996: New Year's Day, Washington's
     Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Although FMR expects the same holiday schedule to be observed in the future, the NYSE may modify its holiday schedule at any time.


              FSC normally determines each class's NAV as of the close of the NYSE (normally 4:00 p.m. Eastern time). However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC. To the extent that portfolio securities are traded in other markets on days when the NYSE is closed, a class's NAV may be affected on days when investors do not have access to the fund to purchase or redeem shares. In addition, trading in some of a fund's portfolio securities may not occur on days when the fund is open for business.

              If the Trustees determine that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing a fund's NAV. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences.

              Pursuant to Rule 11a-3 under the 1940 Act, each fund is required to give shareholders at least 60 days' notice prior to terminating or modifying its exchange privilege. Under the Rule, the 60-day notification requirement may be waived if (i) the only effect of a modification would be to reduce or eliminate an administrative fee, redemption fee, or deferred sales charge ordinarily payable at the time of an exchange, or
     (ii) the fund suspends the redemption of the shares to be exchanged as permitted under the 1940 Act or the rules and regulations thereunder, or the fund to be acquired suspends the sale of its shares because it is unable to invest amounts effectively in accordance with its investment objective and policies.

              In the prospectus, each fund has notified shareholders that it reserves the right at any time, without prior notice, to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.


                               DISTRIBUTIONS AND TAXES
                                ----------------------

              Distributions. If you request to have distributions mailed to you and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, Fidelity may reinvest your distributions at the then-current NAV. All subsequent distributions will then be reinvested until you provide Fidelity with alternate instructions.

              Dividends. A portion of each fund's income may qualify for the dividends-received deduction available to corporate shareholders to the extent that each fund's income is derived from qualifying dividends. For any fund that invests significantly in foreign securities, corporate shareholders should not expect fund dividends to qualify for the dividends-received deduction. For those funds that may also earn other
     types  of  income,  such  as   interest,  income  from  securities   loans,
     non-qualifying dividends and short-term capital gains, the percentage of dividends from the funds that qualify for the deduction will generally be less than 100%. Each fund will notify corporate shareholders annually of the percentage of fund dividends which qualifies for the dividends-received deduction. A portion of each fund's dividends derived from certain U.S. Government obligations may be exempt from state and local taxation. Gains (losses) attributable to foreign currency fluctuations are generally taxable as ordinary income and, therefore, will increase (decrease) dividend distributions. As a consequence, FMR may adjust a fund's income distributions to reflect the effect of currency fluctuations. However, if foreign currency losses exceed a fund's net investment income during a taxable year, all or a portion of the distributions made in the same taxable year would be recharacterized as a return of capital to shareholders, thereby reducing each shareholder's cost basis in his or her fund. Short-term capital gains are distributed as dividend income.


              For those funds whose income is primarily derived from interest, dividends will not qualify for the dividends-received deduction available to corporate shareholders. Mortgage security paydown gains (losses) are generally taxable as ordinary income and, therefore, increase (decrease) taxable dividend distributions. Gains (losses) attributable to foreign currency fluctuations are generally taxable as ordinary income and therefore will increase (decrease) dividend distributions.


              To the extent that a fund's income is designated as federally tax-exempt interest, the daily dividends declared by the fund are also federally tax-exempt. Short-term capital gains are distributed as dividend income, but do not qualify for the dividends-received deduction. These gains will be taxed as ordinary income.

              Each fund will send each of its shareholders a notice in January describing the tax status of dividends and capital gain distributions, if any, for the prior year.

              Shareholders are required to report tax-exempt income on their federal tax returns. Shareholders who earn other income, such as Social Security benefits, may be subject to federal income tax on up to 85% of such benefits to the extent that their income, including tax-exempt income, exceeds certain base amounts.

              Each municipal fund purchases securities that are free of federal income tax based on opinions of bond counsel regarding their tax status. These opinions will generally be based on covenants by the issuers or other parties regarding continuing compliance with federal tax requirements. If at any time the covenants are not complied with, distribution to shareholders of interest on a security could become federally taxable retroactive to the date the security was issued. For certain types of structured securities, opinions of bond counsel may also be based on the effect of the structure on the federal and state tax treatment of the income.


              As a result of The Tax Reform Act of 1986, interest on certain "private activity" securities (referred to as "qualified bonds" in the Internal Revenue Code) is subject to the federal alternative minimum tax
     (AMT), although the interest continues to be excludable from gross income for other tax purposes. Interest from private activity securities will be considered tax-exempt for purposes of Intermediate Municipal Income's, Short-Intermediate Municipal Income's, and High Income Municipal's policies of investing so that 80% of each fund's net assets are invested in securities whose interest is free from federal income tax and New York Municipal Income's and California Municipal Income's policies of investing so that 80% of each fund's net assets are invested in securities whose interest is free from federal and state income tax. Interest from private activity securities is a tax preference item for the purpose of determining whether a taxpayer is subject to the AMT and the amount of AMT tax to be paid, if any. Private activity securities issued after August 7, 1986 to benefit a private or industrial user or to finance a private facility are affected by this rule.


              A portion of the gain on bonds purchased with market discount after April 30, 1993 and short-term capital gains distributed by a fund are federally taxable to shareholders as dividends, not as capital gains. Dividend distributions resulting from a recharacterization of gain from the sale of bonds purchased at a discount after April 30, 1993 are not considered income for the purposes of Intermediate Municipal Income's, Short-Intermediate Municipal Income's, and High Income Municipal's policies of investing so that 80% of each fund's net assets are invested in securities whose interest is free from federal income tax and New York Municipal Income's and California Municipal Income's policies of investing so that 80% of each fund's net assets are invested in securities whose interest is free from federal and state income tax.


              Corporate investors should note that a tax preference item for purposes of the corporate AMT is 75% of the amount by which adjusted current earnings (which include tax-exempt interest) exceed the alternative minimum taxable income of the corporation. If a shareholder receives an exempt interest dividend and sells shares at a loss after holding them for a period of six months or less, the loss will be disallowed to the extent of the amount of the exempt-interest dividend.


              New York Tax Matters. [To be updated.] It is not expected that New York Municipal Income will incur New York income or franchise tax liability. In addition, New York personal income tax law also provides that exempt-interest dividends paid by a regulated investment company, or series thereof, from interest on obligations which are exempt from tax under New York law are excludable from gross income.


              California Tax Matters.  [To be  updated.] As  long as  California
     Municipal Income continues to qualify as a regulated investment company under the federal Internal Revenue Code, it will incur no California income or franchise tax liability on income and capital gains distributed to shareholders. California personal income tax law provides that exempt-interest dividends paid by a regulated investment company, or series thereof, from interest on obligations that are exempt from California personal income tax are excludable from gross income. For a fund to qualify to pay exempt-interest dividends under California law, at least 50% of the value of its assets must consist of such obligations at the close of each quarter of its fiscal year. For purposes of California personal income taxation, distributions to individual shareholders derived from interest on other types of obligations and short-term capital gains will be taxed as dividends, and long-term capital gain distributions will be taxed as long-term capital gains. California has an alternative minimum tax similar to the federal AMT described above. However, the California AMT does not include interest from private activity municipal obligations as an item of tax preference. Interest on indebtedness incurred or continued by a shareholder in connection with the purchase of shares of a fund will not be deductible for California personal income tax purposes.


              Capital Gain Distributions. Long-term capital gains earned by each fund on the sale of securities and distributed to shareholders are federally taxable as long-term capital gains, regardless of the length of time shareholders have held their shares. If a shareholder receives a long-term capital gain distribution on shares of a fund, and such shares are held six months or less and are sold at a loss, the portion of the loss equal to the amount of the long-term capital gain distribution will be considered a long-term loss for tax purposes. Short-term capital gains distributed by each fund are taxable to shareholders as dividends, not as capital gains.


              As of December 31, 1995, Strategic Opportunities had a capital loss carryforward aggregating approximately $_______. This loss carryforward, of which $_______ will expire on December 31, ____, is available to offset future capital gains.


              As of October 31, 1995, Income & Growth had a capital loss carryforward aggregating approximately $_______. This loss carryforward, of which $________ will expire on October 31, ____, is available to offset future capital gains.


              As of October 31, 1995, High Yield had a capital loss carryforward aggregating approximately $_______. This loss carryforward, of which $________ will expire on October 31, ____, is available to offset future capital gains.


              As of October 31, 1995, Government Investment had a capital loss carryforward aggregating approximately $_______. This loss carryforward, of which $_______ will expire on October 31, ____, is available to offset future capital gains.


              As of November 30, 1995, Intermediate Bond had a capital loss carryforward aggregating approximately $_______. This loss carryforward, of which $_____, $_____, and $_____ will expire on November 30, ____, ____, and ____, respectively, is available to offset future capital gains.

              As of October 31, 1995, Short Fixed-Income had a capital loss carryforward aggregating approximately $________ $________. This loss carryforward, of which $_____, $_____, $_____, $_____, $_____, $_____,
     $_____, and $_____ will expire between October 31, ____ to October 31, ____, is available to offset future capital gains.


              As of October 31, 1995, High Income Municipal had a capital loss carryforward aggregating approximately $_______. This loss carryforward, of which $_______ will expire on October 31, ____, is available to offset future capital gains.


              As of November 30, 1995, Intermediate Municipal Income had a capital loss carryforward aggregating approximately $_____. This loss carryforward, of which $_____ will expire on November 30, ____, is available to offset future capital gains.


              As of November 30, 1995, Short-Intermediate Municipal Income had a capital loss carryforward aggregating approximately $_____. This loss carryforward, of which $_____ will expire on November 30, ____, is available to offset future capital gains.


              State  and Local  Taxes. For  mutual  funds organized  as business trusts, state law provides for a pass-through of the state and local income tax exemption afforded to direct owners of U.S. government securities. Some states limit this to mutual funds that invest a certain amount in U.S. government securities, and some types of securities, such as repurchase agreements and some agency-backed securities, may not qualify for this benefit. The tax treatment of your dividend distributions from a fund will be the same as if you directly owned your proportionate share of the U.S. government securities in the fund's portfolio. Because the income earned on most U.S. government securities in which each fund invests is exempt from state and local income taxes, the portion of your dividends from each fund attributable to these securities will also be free from income taxes. The exemption from state and local income taxation does not preclude states from assessing other taxes on the ownership of U.S. government securities. In a number of states, corporate franchise (income) tax laws do not exempt interest earned on U.S. government securities, whether such securities are held directly or through a fund.

              Foreign Taxes. Foreign governments may withhold taxes on dividends and interest paid with respect to foreign securities. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. If, at the close of its fiscal year, more than 50% of a fund's total assets are invested in securities of foreign issuers, the fund may elect to pass through foreign taxes paid and thereby allow shareholders to take a credit or deduction on their individual tax returns.

              Tax Status of the Funds. Each fund intends to qualify each year as a "regulated investment company" for tax purposes, so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and realized capital gains within each calendar year as well as on a fiscal year basis. Each fund also intends to comply with other tax rules applicable to regulated investment companies, including a requirement that capital gains from the sale of securities held for less than three months constitute less than 30% of the fund's gross income for each fiscal year. Gains from some forward currency contracts, futures contracts, and options are included in this 30% calculation, which may limit a fund's investments in such instruments.

              If a fund purchases shares in certain foreign investment entities, defined as passive foreign investment companies (PFICs) in the Internal Revenue Code, it may be subject to U.S. federal income tax on a portion of any excess distribution or gain from the disposition of such shares. Interest charges may also be imposed on the fund with respect to deferred taxes arising from such distributions or gains. Generally, a fund will elect to mark-to-market any PFIC shares. Unrealized gains will be recognized as income for tax purposes and must be distributed to shareholders as dividends.

              Each fund is treated as a separate entity from the other funds, if any, in its trust for tax purposes.


              Other Tax Information. The information above is only a summary of some of the tax consequences generally affecting each fund and its shareholders, and no attempt has been made to discuss individual tax consequences. In addition to federal income taxes, shareholders of a fund may be subject to state and local taxes on fund distributions, and shares may also be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a fund is suitable for their particular tax situation.

                                         FMR
                                         ---


              All of the stock of FMR is owned by FMR Corp., its parent company organized in 1972. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders'
     voting  agreement  under  which  all  Class  B  shares  will  be  voted  in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals  owns more  than  25% of  the  voting  stock of  that  company.
     Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

              At present, the principal operating activities of FMR Corp. are those conducted by three of its divisions as follows: FSC, which is the transfer and shareholder servicing agent for certain of the funds advised by FMR; FIIOC, which performs shareholder servicing functions for institutional customers and funds sold through intermediaries; and Fidelity Investments Retail Marketing Company, which provides marketing services to various companies within the Fidelity organization.

              Fidelity investment personnel may invest in securities for their own account pursuant to a code of ethics that sets forth all employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing and restricts certain transactions. For example, all personal trades in most securities require pre-clearance, and participation in initial public offerings is prohibited. In addition, restrictions on the timing of personal investing in relation to trades by Fidelity funds and on short-term trading have been adopted.

                                TRUSTEES AND OFFICERS
                                ---------------------

              The Trustees and executive officers of the trusts are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. All persons named as Trustees also serve in similar capacities for other funds advised by FMR. The business address of each Trustee and officer who is an "interested person" (as defined in the Investment Company Act of 1940) is 82 Devonshire Street, Boston, Massachusetts 02109, which is also the address of FMR. The business address of all the other Trustees is Fidelity Investments, P.O. Box 9235, Boston, Massachusetts 02205-9235. Those Trustees who are "interested persons" by virtue of their affiliation with either a trust or FMR are indicated by an asterisk (*).


              *EDWARD C. JOHNSON 3d, (65), Trustee and President, is Chairman, Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of FMR Texas Inc., Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc.


              *J. GARY BURKHEAD, (54), Trustee and Senior Vice President, is President of FMR; and President and a Director of FMR Texas Inc., Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far
     East) Inc.

              RALPH F. COX, (63), Trustee (1991), is a consultant to Western Mining Corporation (1994). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production,
     1990). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of Sanifill Corporation (non-hazardous waste, 1993) and CH2M Hill Companies (engineering). In addition, he served on the Board of Directors of the Norton Company (manufacturer of industrial devices, 1983-1990) and continues to serve on the Board of Directors of the Texas State Chamber of Commerce, and is a member of advisory boards of Texas A&M University and the University of Texas at Austin.


              PHYLLIS BURKE DAVIS, (64), Trustee (1992). Prior to her retirement in September 1991, Mrs. Davis was the Senior Vice President of Corporate Affairs of Avon Products, Inc. She is currently a Director of BellSouth Corporation (telecommunications), Eaton Corporation (manufacturing, 1991), and the TJX Companies, Inc. (retail stores, 1990), and she previously served as a Director of Hallmark Cards, Inc. (1985-1991) and Nabisco Brands, Inc. In addition, she is a member of the President's Advisory Council of The University of Vermont School of Business Administration.


              RICHARD J. FLYNN, (71), Trustee, is a financial consultant. Prior to September 1986, Mr. Flynn was Vice Chairman and a Director of the Norton Company (manufacturer of industrial devices). He is currently a Trustee of College of the Holy Cross and Old Sturbridge Village, Inc. and he previously served as Director of Mechanics Bank (1971-1995).


              E. BRADLEY JONES, (68), Trustee (1990). Prior to his retirement in 1984, Mr. Jones was Chairman and Chief Executive Officer of LTV Steel Company. He is a Director of TRW Inc. (original equipment and replacement products), Cleveland-Cliffs Inc (mining), Consolidated Rail Corporation, Birmingham Steel Corporation, and RPM, Inc. (manufacturer of chemical products, 1990), and he previously served as a Director of NACCO
     Industries, Inc. (mining and marketing, 1985-1995) and Hyster-Yale Materials Handling, Inc. (1985-1995). In addition, he serves as a Trustee of First Union Real Estate Investments, a Trustee and member of the Executive Committee of the Cleveland Clinic Foundation, a Trustee and member of the Executive Committee of University School (Cleveland), and a Trustee of Cleveland Clinic Florida.


              DONALD J. KIRK, (63), Trustee, is Executive-in-Residence (1995) at Columbia University Graduate School of Business and a financial consultant. From 1987 to January 1995, Mr. Kirk was a Professor at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Mr. Kirk is a Director of General Re Corporation (reinsurance) and he previously served as Director of Valuation Research Corp. (appraisals and valuations, 1993). In addition, he serves as Chairman of the Board of Directors of the National Arts Stabilization Fund, Vice Chairman of the Board of Trustees of the Greenwich Hospital Association, and as a Member of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995).


              *PETER  S. LYNCH,  (52), Trustee  (1990) is  Vice Chairman  of FMR
     (1992). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991); Vice President of Fidelity Magellan Fund and FMR Growth Group Leader; and Managing
     Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services (1991-1992). He is a Director of W.R. Grace & Co. (chemicals) and Morrison Knudsen Corporation (engineering and construction). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield and Society for the Preservation of New England Antiquities, and as an Overseer of the Museum of Fine Arts of Boston (1990).


              GERALD C. McDONOUGH, (66), Trustee, is Chairman of G.M. Management Group (strategic advisory services). Prior to his retirement in July 1988, he was Chairman and Chief Executive Officer of Leaseway Transportation Corp. (physical distribution services). Mr. McDonough is a Director of ACME-Cleveland Corp. (metal working, telecommunications and electronic products), Brush-Wellman Inc. (metal refining), York International Corp. (air conditioning and refrigeration), Commercial Intertech Corp. (water treatment equipment, 1992), and Associated Estates Realty Corporation (a real estate investment trust, 1993).


              EDWARD H. MALONE, (71), Trustee. Prior to his retirement in  1985,
     Mr. Malone was Chairman, General Electric Investment Corporation and a Vice President of General Electric Company. He is a Director of Allegheny Power Systems, Inc. (electric utility), General Re Corporation (reinsurance) and Mattel Inc. (toy manufacturer). In addition, he serves as a Trustee of Corporate Property Investors, the EPS Foundation at Trinity College, the Naples Philharmonic Center for the Arts, and Rensselaer Polytechnic Institute, and he is a member of the Advisory Boards of Butler Capital Corporation Funds and Warburg, Pincus Partnership Funds.


              MARVIN L. MANN, (62), Trustee (1993) is Chairman of the Board, President, and Chief Executive Officer of Lexmark International, Inc. (office machines, 1991). Prior to 1991, he held the positions of Vice President of International Business Machines Corporation ("IBM") and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of M.A. Hanna Company (chemicals, 1993) and Infomart (marketing services, 1991), a Trammell Crow Co. In addition, he serves as the Campaign Vice Chairman of the Tri-State United Way (1993) and is a member of the University of Alabama President's Cabinet (1990).


              THOMAS R. WILLIAMS, (67), Trustee, is President of The Wales Group, Inc. (management and financial advisory services). Prior to retiring in 1987, Mr. Williams served as Chairman of the Board of First
     Wachovia Corporation (bank holding company), and Chairman and Chief Executive Officer of The First National Bank of Atlanta and First Atlanta Corporation (bank holding company). He is currently a Director of BellSouth Corporation (telecommunications), ConAgra, Inc. (agricultural products), Fisher Business Systems, Inc. (computer software), Georgia Power Company (electric utility), Gerber Alley & Associates, Inc. (computer software), National Life Insurance Company of Vermont, American Software, Inc., and AppleSouth, Inc. (restaurants, 1992).


              WILLIAM J. HAYES (61), Vice President (1994), is Vice President of Fidelity's equity funds; Senior Vice President of FMR; and Managing Director of FMR Corp.


              ROBERT H. MORRISON (55), Manager of Security Transactions of Fidelity's equity funds, is Vice President of FMR.


              FRED  L. HENNING  (   ),  Vice  President,  is Vice  President  of
     Fidelity's money market (1994) and fixed-income (1995) funds and senior Vice President of FMR Texas Inc.


              ROBERT A. LAWRENCE (42), Vice President (1994), is Vice President of Fidelity's high income funds and Senior Vice President of FMR (1993). Prior to joining FMR, Mr. Lawrence was Managing Director of the High Yield Department for Citicorp (1984-1991).


              MARGARET L. EAGLE (45), is Vice President of High Yield and an employee of FMR.


              DANIEL   R.   FRANK  (38),   is   Vice   President   of  Strategic
     Opportunities and an employee of FMR.


              KEVIN GRANT (__), is Vice President of Intermediate Bond (1995) and an employee of FMR.


              ROBERT E. HABER (37), is Vice President of Income & Growth (1989) and an employee of FMR.

              NORMAN   LIND  (    )  is  Vice  President  of  Short-Intermediate
     Municipal Income (1995) and an employee of FMR.


              MALCOLM W. MacNAUGHT II (58), is Vice President of Global Resources (1991) and an employee of FMR.


              ROBERT STANSKY (39), is Vice President of Equity Growth (1991) and of other funds advised by FMR, and an employee of FMR.


              GEORGE  A.   VANDERHEIDEN  (49),  is  Vice   President  of  Growth
     Opportunities (1990) and an employee of FMR.


              ARTHUR S. LORING (48), Secretary, is Senior Vice President (1993) and General Counsel of FMR, Vice President-Legal of FMR Corp., and Vice President and Clerk of FDC.


              KENNETH A. RATHGEBER (48), Treasurer (1995), is Treasurer of the Fidelity funds and is an employee of FMR (1995). Before joining FMR, Mr. Rathgeber was a Vice President of Goldman Sachs & Co. (1978-1995), where he served in various positions, including Vice President of Proprietary Accounting (1988-1992), Global Co-Controller (1992-1994), and Chief Operations Officer of Goldman Sachs (Asia) LLC (1994-1995).


              JOHN H.  COSTELLO (49),  Assistant Treasurer,  is  an employee  of
     FMR.


              LEONARD M. RUSH (49), Assistant Treasurer (1994), is an employee of FMR (1994). Prior to becoming Assistant Treasurer of the Fidelity funds, Mr. Rush was Chief Compliance Officer of FMR Corp. (1993-1994); Chief Financial Officer of Fidelity Brokerage Services, Inc. (1990-1993); and Vice President, Assistant Controller, and Director of the Accounting Department - First Boston Corp. (1986-1990).


     The following table sets forth information describing the compensation of each current Trustee of each fund for his or her services as trustee for the fiscal year ended 1995. Figures are estimated for funds that have less than one year in operation.




                       Compensation Table

                     Aggregate Compensation
                     ----------------------

     Fiscal Period
     Ended:
     10/31 - *                           Phyllis             Edward                                         Edward Marvin Thomas
     11/30 - **         J. Gary Ralph F.  Burke  Richard J. C. Johnson E. Bradley Donald Peter S. Gerald C.   H.    L.      R.
     12/31 - ***       Burkhead#   Cox    Davis    Flynn        3rd#      Jones  J. Kirk   Lynch# McDonough Malone Mann  Williams
     -----------       -----------------  ------ ---------  ---------- ----------------- -------- --------- ------ --------------
     Overseas*             $0          $       $         $          $0         $       $      $0         $      $      $       $
     Equity Growth**       0                                         0                         0
     Global Resources*     0                                         0                         0
     Growth
     Opportunities*        0                                         0                         0
     Strategic
     Opportunities***      0                                         0                         0
     Equity Income**       0                                         0                         0
     Income & Growth*      0                                         0                         0
     Emerging Markets
     Income***             0                                         0                         0
     High Yield*           0                                         0                         0
     Strategic
     Income***             0                                         0                         0
     Government
     Investment*           0                                         0                         0
     Intermediate
     Bond**                0                                         0                         0
     Short
     Fixed-Income*         0                                         0                         0
     High Income
     Municipal*            0                                         0                         0
     Intermediate
     Municipal
     Income**              0                                         0                         0
     Short-
     Intermediate
     Municipal
     Income**              0                                         0                         0
     New York
     Municipal
     Income*+              0                                         0                         0
     California
     Municipal
     Income*+              0                                         0                         0

                                         198






                       Compensation Table

                     Aggregate Compensation
                     ----------------------

     Fiscal Period
     Ended:
     10/31 - *                           Phyllis             Edward                                         Edward Marvin Thomas
     11/30 - **         J. Gary Ralph F.  Burke  Richard J. C. Johnson E. Bradley Donald Peter S. Gerald C.   H.    L.      R.
     12/31 - ***       Burkhead#   Cox    Davis    Flynn        3rd#      Jones  J. Kirk   Lynch# McDonough Malone Mann  Williams
     -----------       -----------------  ------ ---------  ---------- ----------------- -------- --------- ------ --------------
     Mid Cap Stock**+      0                                         0                         0
     Large Cap**+          0                                         0                         0


     +        Estimated
     #        Interested Trustees of each fund are compensated by FMR.


                                                            Pension or
                                                        Retirement Benefits    Estimated Annual           Total
                                                         Accrued as part of   Benefits Upon Re-         Compensation
                                                         Fund Expenses from   tirement from the        from the Fund
                                                          the Fund Complex*     Fund Complex*               Complex*
                                                           ----------------   -----------------        -------------

     J. Gary Burkhead#                                                   $0                  $0            $       0
     Ralph F. Cox
     Phyllis Burke Davis
     Richard J. Flynn
     Edward C. Johnson 3d#                                                0                   0                    0
     E. Bradley Jones
     Donald J. Kirk
     Peter S. Lynch#                                                      0                   0                    0
     Gerald C. McDonough
     Edward H. Malone
     Marvin L. Mann
     Thomas R. Williams



     *Information is as of December 31, 1995 for 206 funds in the complex. #Interested Trustees of each fund are compensated by FMR.


              The non-interested Trustees may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Deferred Compensation Plan (the Plan). Under the Plan, compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested and reinvested in shares of one or more funds in the complex designated by such Trustee (designated securities). The amount paid to the Trustee under the Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Plan will have a negligible effect on a fund's assets, liabilities, and net income per share, and will not obligate the fund to retain the services of any Trustee or to pay any particular level of compensation to the Trustee. Each fund may invest in such designated securities under the Plan without shareholder approval.


              Under  a retirement  program that  was adopted  in July  1988, the non-interested Trustees, upon reaching age 72, become eligible to participate in a retirement program under which they receive payments during their lifetime from a fund based on their basic trustee fees and length of service. The obligation of a fund to make such payments is not secured or funded. Trustees become eligible if, at the time of retirement, they have served on the Board for at least five years. Currently, Messrs. Ralph S. Saul, William R. Spaulding, Bertram H. Witham, and David L. Yunich, all former non-interested Trustees, receive retirement benefits under the program.


              As of ___________, 1995 the Trustees and officers of each fund owned in the aggregate ___ 1% of each fund's outstanding shares.


              As   of  _________,  1995,  the  following   owned  of  record  or
     beneficially 5% or more of the outstanding shares of the classes of the following Fidelity Advisor funds:


     [To be supplied by subsequent amendment]

                                MANAGEMENT CONTRACTS
                                --------------------


              Each fund employs FMR to furnish investment advisory and other services. Under its management contract with each fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of each fund in accordance with its investment objective, policies and limitations. FMR also provides each fund with all necessary office facilities and personnel for servicing each fund's investments, compensates all officers of each fund and all Trustees who are "interested persons" of the trust or of FMR, and all personnel of each fund or FMR performing services relating to research, statistical, and investment activities.


              In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal and state laws; developing management and shareholder services for each fund; and furnishing reports, evaluations, and analyses on a variety of subjects to the Trustees.


              In addition to the management fee payable to FMR and the fees payable to the transfer agent and the pricing and bookkeeping agent, each fund pays all of its expenses, without limitation, that are not assumed by those parties. Each fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor and non-interested Trustees. Although each fund's current management contract provides that each fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices and reports to shareholders, each trust, on behalf of each of fund, has entered into a revised transfer agent agreement, pursuant to which the transfer agent bears the costs of providing these services to existing shareholders. Other expenses paid by each fund include interest, taxes, brokerage commissions, each fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal and state securities laws. Each fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which each fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

              FMR is each fund's manager pursuant to management contracts dated and approved by shareholders on the dates shown in the table below.

     Fund                           Date of Management Contract      Date of Shareholder Approval
     ----                           ---------------------------      ----------------------------
     Overseas                                  1/1/93                          12/1/92
     Equity Growth                            12/1/90                          11/14/90
     Global Resources                         12/1/94                          11/16/94
     Growth Opportunities                      1/1/95                          12/14/94
     Strategic Opportunities                  11/29/90                         9/19/90
     Equity Income                             8/1/86                          7/23/86
     Income & Growth                           1/1/95                          12/14/94
     Emerging Markets Income                  1/20/94                          2/10/94
     High Yield                                1/1/95                          12/14/94
     Strategic Income                         9/16/94                          10/14/94
     Government Investment                     1/1/95                          12/14/94
     Intermediate Bond                         1/1/95                          12/14/94
     Short Fixed-Income                        1/195                           12/14/94

                                         201






     Fund                           Date of Management Contract      Date of Shareholder Approval
     ----                           ---------------------------      ----------------------------
     High Income Municipal                    12/1/94                          11/16/94
     Intermediate Municipal                    7/1/95                          6/14/95
     Income
     Short-Intermediate                        1/1/95                          6/14/95
     Municipal Income
     New York Municipal Income
                                              11/17/94                         12/8/94
     California Municipal
     Income                                     ____                             ____
     Mid Cap                                    ____                             ____
     Large Cap                                  ____                             ____


              For the services of FMR under its contract, Equity Income pays FMR a monthly management fee at the annual rate of .50% of its average net assets throughout the month. For the fiscal years ended November 30, 1995, 1994, and 1993, FMR received $__________, $1,392,206, and $933,830, respectively.


              For  the  services  of FMR  under  each  contract, Equity  Growth,
     Global Resources, Income & Growth, Emerging Markets Income, High Yield, Strategic Income, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Intermediate Municipal Income, Short-Intermediate Municipal Income, New York Municipal Income, and
     California Municipal Income, each pays FMR a monthly management fee composed of the sum of two elements: a group fee rate and an individual fund fee rate.


              For the services of FMR under each contract, Overseas, Growth Opportunities, Strategic Opportunities, Mid Cap, and Large Cap pay FMR a monthly management fee composed of the sum of two elements: a basic fee rate and a performance adjustment based on a comparison of Growth Opportunities', Strategic Opportunities' and Large Cap's performance to that of the S&P 500, Overseas' performance to that of EAFE, and Mid Cap's to that of the S&P Mid Cap 400.


              Computing the Basic Fee. The basic fee rate for each fund (except Equity Income) is composed of two elements: a group fee rate and an individual fund fee rate.


              The group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts and is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown below on the left. The schedule below on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee rate at $___ billion of group net assets - the approximate level for _______ 1995 - was 0.____% for equity funds and 0.____% for fixed-income funds, which is the weighted average of the respective fee rates for each level of group net assets up $___ billion.

                                  FIXED-INCOME FUNDS
                                  -----------------


         The following fee schedule is the current fee schedule for all fixed-income funds, except Emerging Markets Income.



                     GROUP FEE RATE SCHEDULE                              EFFECTIVE ANNUAL FEE RATES

            Average Group                Annualized                     Group Net              Effective Annual
               Assets                       Rate                         Assets                   Fee Rate
            -------------                ----------                     ---------             ----------------
                 0 - $3 billion         .3700%                        $ 0.5 billion                 .3700%
                 3 -  6                 .3400                         25                            .2664
                 6 -  9                 .3100                         50                            .2188
                 9 - 12                 .2800                         75                            .1986
                12 - 15                 .2500                         100                           .1869
                15 - 18                 .2200                         125                           .1793
                18 - 21                 .2000                         150                           .1736
                21 - 24                 .1900                         175                           .1690
                24 - 30                 .1800                         200                           .1652
                30 - 36                 .1750                         225                           .1618
                36 - 42                 .1700                         250                           .1587
                42 - 48                 .1650                         275                           .1560
                48 - 66                 .1600                         300                           .1536
               66 -  84                 .1550                         325                           .1514
               84 - 120                 .1500                         350                           .1494
              120 - 156                 .1450                         375                           .1476
              156 - 192                 .1400                         400                           .1459
              192 - 228                 .1350
              228 - 264                 .1300
              264 - 300                 .1275
              300 - 336                 .1250
              336 - 372                 .1225
                     Over 372           .1200


         This fee schedule has been approved by the shareholders of all the fixed-income funds except Emerging Markets Income.

     Emerging Markets Income. The following fee schedule is the current fee schedule for Emerging Markets Income.


                                         203







                     GROUP FEE RATE SCHEDULE                              EFFECTIVE ANNUAL FEE RATES

            Average Group                Annualized                     Group Net              Effective Annual
               Assets                       Rate                         Assets                   Fee Rate
            -------------                ----------                     ---------              ---------------
                 0 - $3 billion         .3700%                        $ 0.5 billion                 .3700%
                 3 -  6                 .3400                         25                            .2664
                 6 -  9                 .3100                         50                            .2188
                 9 - 12                 .2800                         75                            .1986
                12 - 15                 .2500                         100                           .1869
                15 - 18                 .2200                         125                           .1793
                18 - 21                 .2000                         150                           .1736
                21 - 24                 .1900                         175                           .1695
                24 - 30                 .1800                         200                           .1658
                30 - 36                 .1750                         225                           .1629
                36 - 42                 .1700                         250                           .1604
                42 - 48                 .1650                         275                           .1583
                48 - 66                 .1600                         300                           .1565
               66 -  84                 .1550                         325                           .1548
               84 - 120                 .1500                         350                           .1533
              120 - 174                 .1450                         400                           .1507
              174 - 228                 .1400
              228 - 282                 .1375
              282 - 366                 .1350
               Over 366                 .1325


              On August 1, 1994, FMR voluntarily revised the group fee rate schedule and added new breakpoints. The revised group fee rate schedule provides for lower management fee rates as FMR's assets under management increase. The revised group fee rate schedule is identical to the above schedule for average group assets under $156 billion. For average group assets in excess of $156 billion, the group fee rate schedule voluntarily adopted by FMR is as follows:


                     GROUP FEE RATE SCHEDULE                              EFFECTIVE ANNUAL FEE RATES

            Average Group                Annualized                     Group Net              Effective Annual
               Assets                       Rate                         Assets                   Fee Rate
             -----------                 ----------                     --------               --------------
              120 - 156 billion         .1450%                       $150 billion                   .1736%
              156 - 192                 .1400                         175                           .1690
              192 - 228                 .1350                         200                           .1652
              228 - 264                 .1300                         225                           .1618
              264 - 300                 .1275                         250                           .1587

                                         204






                     GROUP FEE RATE SCHEDULE                              EFFECTIVE ANNUAL FEE RATES

            Average Group                Annualized                     Group Net              Effective Annual
               Assets                       Rate                         Assets                   Fee Rate
             -----------                 ----------                     --------               --------------
              300 - 336                 .1250                         275                           .1560
              336 - 372                 .1225                         300                           .1536
              Over 372                  .1200                         325                           .1514
                                                                      350                           .1494
                                                                      375                           .1476
                                                                      400                           .1459


                                     EQUITY FUNDS

         The following fee schedule is the current fee schedule for all equity funds (except Equity Income).

                 GROUP FEE RATE SCHEDULE                       EFFECTIVE ANNUAL FEE RATES

          Average Group            Annualized              Group Net         Effective Annual Fee
              Assets                 Rate                   Assets                   Rate
           ------------           ------------             ---------         -------------------
              0 -  $3 billion        .5200%                  $ 0.5 billion          .5200%
              3 -   6                .4900                   25                     .4238
              6 -   9                .4600                   50                     .3823
              9 -   12               .4300                   75                     .3626
              12 -  15               .4000                   100                    .3512
              15 -  18               .3850                   125                    .3430
              18 -  21               .3700                   150                    .3371
              21 -  24               .3600                   175                    .3325
              24 -  30               .3500                   200                    .3284
              30 -  36               .3450                   225                    .3249
              36 -  42               .3400                   250                    .3219
              42 -  48               .3350                   275                    .3190
              48 -  66               .3250                   300                    .3163
              66 -  84               .3200                   325                    .3137
              84 -  102              .3150                   350                    .3113
              102 -  138             .3100                   375                    .3090
              138 -  174             .3050                   400                    .3067
              174 -  210             .3000
              210 -  246             .2950
              246 -  282             .2900
              282 -  318             .2850
              318 -  354             .2800
              354 -  390             .2750
                     Over 390        .2700



                                         205






         This fee schedule was approved by shareholders of all equity funds except Overseas, Equity Growth, Strategic Opportunities, and Equity Income (see chart indicating date of management contract and date of shareholder approval.)

         Under the current management contracts for Overseas and Strategic Opportunities, the group fee rate is based on a schedule with breakpoints ending at .3000% for average group net assets in excess of $174 billion. Under the current management contract for Equity Growth, the group fee rate is based on a schedule with breakpoints ending at .3100% for average group net assets in excess of $102 billion.

         The following fee schedule is the fee schedule which was in effect through August 1, 1994, and was either approved by shareholders or voluntarily adopted by FMR.

         Group fee rate breakpoints shown for average group net assets in excess of $138 billion and under $228 billion were voluntarily adopted by FMR, and went into effect on January 1, 1992. Additional breakpoints for average group net assets in excess of $228 billion were voluntarily adopted by FMR on November 1, 1993.

         On August 1, 1994, FMR voluntarily revised the prior extensions to the group fee rate schedule, and added new breakpoints.

         Each revised group fee rate schedule provides for lower management fee rates as FMR's assets under management increase.

                  GROUP FEE RATE SCHEDULE                                             EFFECTIVE ANNUAL FEE RATES
                  ----------------------                                              --------------------------

                Average Group Assets             Annualized Rate                Group Net Assets          Effective Annual Fee Rate
                -------------------              ---------------                ----------------          ------------------------
                  0 - $ 3 billion                     .5200%                      $ 0.5 billion                    .5200%
                       3 -  6                         .4900                            25                           .4238
                       6 -  9                         .4600                            50                           .3823
                      9 -  12                         .4300                            75                           .3626
                      12 -  15                        .4000                            100                          .3512
                      15 -  18                        .3850                           125                           .3430
                      18 -  21                        .3700                            150                          .3371
                      21 -  24                        .3600                            175                          .3325
                      24 -  30                        .3500                            200                          .3284
                      30 -  36                        .3450                            225                          .3253
                      36 -  42                        .3400                            250                          .3223
                      42 -  48                        .3350                            275                          .3198
                      48 -  66                        .3250                            300                          .3175
                      66 -  84                        .3200                            325                          .3153
                      84 -  102                       .3150                            350                          .3133

                                         206






                Average Group Assets             Annualized Rate                Group Net Assets          Effective Annual Fee Rate
                -------------------              ---------------                ----------------          ------------------------
                     102 -  138                       .3100
                     138 -  174                       .3050
                     174 -  228                       .3000
                     228 -  282                       .2950
                     282 -  336                       .2900
                         Over 336                     .2850


         The individual fund fee rates for each fund (except Equity Income) are set forth in the following chart. Based on the average group net assets of the funds advised by FMR for ________ 1995, the annual basic fee rate would be calculated as follows:


                                       Group Fee Rate            Individual Fund Fee Rate              Basic Fee Rate
                                       --------------            ------------------------              --------------
     Overseas                          .____%          +                   0.45%           =           .____%
     Equity Growth                     .____%          +                   0.30%*          =           .____%
     Global Resources                  .____%          +                   0.45%           =           .____%
     Growth Opportunities              .____%          +                   0.30%           =           .____%
     Strategic Opportunities           .____%          +                   0.30%           =           .____%
     Income & Growth                   .____%          +                   0.20%           =           .____%
     Emerging Markets Income           .____%          +                   0.55%           =           .____%
     High Yield                        .____%          +                   0.45%           =           .____%
     Strategic Income                  .____%          +                   0.45%           =           .____%
     Government Investment             .____%          +                   0.30%           =           .____%
     Intermediate Bond                 .____%          +                  0.30%**          =           .____%
     Short Fixed-Income                .____%          +                   0.30%           =           .____%
     High Income Municipal             .____%          +                   0.25%           =           .____%
     Intermediate Municipal Income     .____%          +                   0.25%           =           .____%
     Short-Intermediate Municipal      .____%          +                   0.25%           =           .____%
     Income
     New York Municipal Income         .____%          +                   0.25%           =           .____%
     California Municipal Income       .____%          +                   0.25%           =           .____%
     Mid Cap                           .____%          +                   0.30%           =           .____%
     Large Cap                         .____%          +                   0.30%           =           .____%


     * Effective August 1, 1994, FMR voluntarily agreed to reduce the individual fund fee rate from 0.33% to 0.30%. If this reduction were not in effect during fiscal 1994, the total management fee would have been 0.65%.

     ** On December 14, 1994, shareholders of the fund approved an increase for the individual fund fee rate from 0.25% to 0.30% effective January 1, 1995.


         One-twelfth (1/12) of this annual basic fee or management fee, as applicable, rate is applied to each fund's net assets averaged for the most recent month, giving a dollar amount, which is the fee for that month.


         Computing the Performance Adjustment. The basic fee for Strategic Opportunities, Overseas, Growth Opportunities, Large Cap, and Mid Cap is subject to upward or downward adjustment, depending upon whether, and to what extent, the investment performance of each applicable fund for the performance period exceeds, or is exceeded by, the record of the S&P 500 (Strategic Opportunities, Growth Opportunities, and Large Cap), EAFE (Overseas), and S&P MidCap 400 (Mid Cap), respectively (the Indices), over the same period. Mid Cap's and Large Cap's performance period commenced on ___________ and ___________, respectively. Starting with the twelfth month, the performance adjustment takes effect. Each month subsequent to the twelfth month, a new month is added to the performance period until the performance period equals 36 months. Thereafter, the performance period consists of the most recent month plus the previous 35 months. Each percentage point of difference, calculated to the nearest 1.0% (up to a maximum difference of plus or minus 10.00) is multiplied by a performance adjustment rate of .02%. Thus, the maximum annualized adjustment rate is plus or minus .20%. For each fund, investment performance will be measured separately for each class and the least of the results obtained will be used in calculating the performance adjustment to the management fee paid by the fund. This performance comparison is made at the end of each month. One twelfth (1/12) of this rate is then applied to each fund's average net assets for the entire performance period, giving a dollar amount which will be added to (or subtracted from) the basic fee.


         Each class's performance is calculated based on change in NAV. For purposes of calculating the performance adjustment, any dividends or capital gain distributions paid by each class are treated as if reinvested in that class's shares at the NAV as of the record date for payment. The record of each Index is based on change in value and is adjusted for any cash distributions from the companies whose securities compose the Index.


         Because the adjustment to the basic fee is based on each class's performance compared to the investment record of the applicable Index, the controlling factor is not whether each class's performance is up or down per se, but whether it is up or down more or less than the record of the Index. Moreover, the comparative performance of each class is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

         The table below shows the management fees paid to FMR (including the amount of the performance adjustment); the dollar amount of negative or positive performance adjustments, if applicable; and the net management fee as a percentage of each fund's average net assets for the three most recent fiscal years.


                                                                                                 Management Fee As a
                                   Fiscal Year              Management       Performance               Percentage of
                                      Ended                 Fee +             Adjustment          Average Net Assets
                                  ------------              ----------        ---------           ------------------
     Overseas                            10/31
     1995
     1994                                                   $3,435,695    $133,032 (upward)                     .80%
     1993                                                      503,110     3,885 (downward)                      .77
     Equity Growth                       11/30
     1995
     1994                                                    6,567,305           N/A                             .64
     1993                                                    2,646,631           N/A                             .66
     Global Resources                    10/31
     1995
     1994                                                      890,892           N/A                             .77
     1993                                                      111,465           N/A                             .77
     Growth Opportunities                10/31
     1995
     1994                                                   22,087,985    2,130,192 (upward)                     .69
     1993                                                    8,250,306     709,376 (upward)                      .68
     Strategic Opportunities +++         12/31
     1995
     10/1/94 - 12/31/94                                        682,856     37,843 (upward)          .67 (annualized)
     10/1/93 - 9/30/94                                       2,582,584     359,674 (upward)                      .72
     1993                                                    1,291,906     81,040 (upward)                       .54
     Equity Income                       11/30
     1995
     1994                                                    1,392,206           N/A                             .50
     1993                                                      933,830           N/A                             .50
     Income & Growth                     10/31
     1995
     1994                                                   13,325,884           N/A                             .52
     1993                                                    4,578,813           N/A                             .53
     Emerging Markets Income             12/31
     1995
     1994 ++                                                   122,088           N/A                             .70
     High Yield                          11/30
     1995
     1994                                                    3,737,959           N/A                             .60
     1993                                                    1,539,682           N/A                             .51
     Strategic Income                    12/31

                                         209






                                                                                                 Management Fee As a
                                   Fiscal Year              Management       Performance               Percentage of
                                      Ended                 Fee +             Adjustment          Average Net Assets
                                  ------------              ----------        ---------           ------------------
     1995
     1994 ++                                                    10,348           N/A                             .60
     Government Investment               11/30
     1995
     1994                                                       22,255           N/A                             .46
     1993                                                      186,973           N/A                             .46
     Intermediate Bond                   11/30
     1995
     1994                                                    1,180,785           N/A                             .41
     1993                                                      818,426           N/A                             .42
     Short Fixed-Income                  10/31
     1995
     1994                                                   $3,713,144           N/A                            .46%
     1993                                                    1,674,841           N/A                             .47
     High Income Municipal               11/30
     1995
     1994                                                    2,257,113           N/A                             .41
     1993                                                    1,314,060           N/A                             .42
     Intermediate Municipal
     Income                              11/30
     1995
     1994                                                      286,027           N/A                             .41
     1993                                                      156,087           N/A                             .42
     Short-Intermediate Municipal
     Income                              11/30
     1995
     1994++                                                     31,109           N/A                             .41


     +Management fee includes performance adjustments for Overseas, Growth Opportunities, and Strategic Opportunities.
     ++Emerging Markets Income, Strategic Income, and Short-Intermediate Municipal Income commenced operations on March 10,1994, October 31, 1994, and March 16, 1994, respectively. Management fee percentages for these funds are annualized.
     +++Strategic Opportunities' fiscal year end changed from September 30 to December 31 as of November 9, 1994.


         FMR may, from time to time, voluntarily reimburse all or a portion of a class' operating expenses (exclusive of interest, taxes, brokerage commissions, and extraordinary expenses). FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year. Expense reimbursement by FMR will increase each class' total returns and yield and repayment of the reimbursement by each class will lower its total returns and yield.

         To comply with the California Code of Regulations, FMR will reimburse each fund if and to the extent that the fund's aggregate annual operating expenses exceed specified percentages of its average net assets. The applicable percentages are 2 1/2% of the first $30 million, 2% of the next $70 million, and 1 1/2% of average net assets in excess of $100 million. When calculating each fund's expenses for purposes of this regulation, each fund may exclude interest, taxes, brokerage commissions, and extraordinary expenses, as well as a portion of its distribution plan expenses and custodian fees attributable to investments in foreign securities.


         Sub-Advisers. On behalf of Equity Growth, Global Resources, Growth Opportunities, Strategic Opportunities, Equity Income, Income & Growth, High Yield, Intermediate Bond, Mid Cap, Large Cap, and Short Fixed-Income, FMR has entered into sub-advisory agreements with FMR U.K. and FMR Far East. On behalf of Overseas, FMR has entered into sub-advisory agreements with FMR U.K., FMR Far East, and FIIA. FIIA, in turn, has entered into a sub-advisory agreement with FIIAL U.K. On behalf of Emerging Markets Income and Strategic Income, FMR has entered into sub-advisory agreements with FMR U.K., FMR Far East, FIJ, and FIIA. FIIA, in turn, has entered into a sub-advisory agreement with FIIAL U.K. Pursuant to the sub-advisory agreements, FMR may receive investment advice and research services outside the United States from the sub-advisers.


         On behalf of Overseas, Global Resources, Growth Opportunities, Mid Cap, Large Cap, Strategic Income, Income & Growth, High Yield, Intermediate Bond, Emerging Markets Income, and Short Fixed-Income, FMR may also grant FMR U.K. and FMR Far East investment management authority as well as the authority to buy and sell securities if FMR believes it would be beneficial to the funds.

         Currently, FMR U.K., FMR Far East, FIJ, FIIA, and FIIAL U.K. each focuses on issuers in countries other than the United States such as those in Europe, Asia, and the Pacific Basin.

         FMR U.K. and FMR Far East, which were organized in 1986, are wholly owned subsidiaries of FMR. FIJ and FIIA are wholly owned subsidiaries of Fidelity International Limited (FIL), a Bermuda company formed in 1968 which primarily provides investment advisory services to non-U.S. investment companies and institutional investors investing in securities throughout the world. Edward C. Johnson 3d, Johnson family members, and various trusts for the benefit of the Johnson family own, directly or indirectly, more than 25% of the voting common stock of FIL. FIJ was organized in Japan in 1986. FIIA was organized in Bermuda in 1983. FIIAL U.K. was organized in the United Kingdom in 1984, and is a wholly owned subsidiary of Fidelity International Management Holdings Limited, an indirect wholly owned subsidiary of FIL.

         Under the sub-advisory agreements, FMR pays the fees of FMR U.K., FMR Far East, FIJ, and FIIA. FIIA, in turn, pays the fees of FIIAL U.K. For providing non-discretionary investment advice and research services the sub-advisers are compensated as follows:

         FMR  pays FMR  U.K.  and FMR  Far East  fees  equal  to 110%  and 105%,
     respectively,  of  FMR   U.K.'s  and  FMR  Far  East's  costs  incurred  in
     connection with providing investment advice and research services.

         FMR pays FIIA and FIJ fees equal to 30% of FMR's monthly management fee with respect to the average net assets held by the fund for which the sub-adviser has provided FMR with investment advice and research services.

         FIIA pays FIIAL U.K. a fee equal to 110% of FIIAL U.K.'s costs incurred in connection with providing investment advice and research services.

         On behalf of Overseas, Global Resources, Growth Opportunities, Income & Growth, Emerging Markets Income, High Yield, Short Fixed-Income, and Intermediate Bond, for providing discretionary investment management and executing portfolio transactions, the sub-advisers are compensated as follows:

         FMR pays FMR U.K., FMR Far East, FIJ, and FIIA a fee equal to 50% of its monthly management fee (including any performance adjustment, if applicable) with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.

         FIIA pays FIIAL U.K. a fee equal to 110% of FIIAL U.K.'s costs incurred in connection with providing discretionary investment management services.

         The table below shows the fees paid by FMR to FMR U.K., FMR Far East, FIIA, and FIJ, and by FIIA to FIIAL U.K. for providing investment advice and research services with respect to certain of the funds for the fiscal periods ended 1995, 1994, and 1993.


         The other funds paid no investment sub-advisory fees for the fiscal periods ended 1993-1995.


                                                      FEES PAID TO FOREIGN SUB-ADVISERS

         Fund                                       Fees Paid by FMR to FMR U.K.          Fees Paid by FMR to FMR Far East
         ----                                       ----------------------------          --------------------------------
                                                  1995         1994         1993             1995        1994         1993
                                                  ----         ----         ----             ----        ----         ----
         Overseas                                    $     $153,288      $14,363                $    $174,129      $22,357
         Equity Growth                                       13,191        3,144                       15,192        5,021
         Global Resources                                     2,598          N/A                        2,932          N/A
         Growth Opportunities                                67,818          N/A                       82,741          N/A
         Strategic Opportunities
            (10/1/93 - 9/30/94)                               7,794          N/A                        7,712          N/A
         Strategic Opportunities
           (10/1/94 - 12/31/94)                               7,352        4,560                        7,701       11,267
         Equity Income                                       12,197        4,669                       13,970        7,199
         Income & Growth                                    248,936          N/A                      299,094          N/A

         TOTAL                                              513,174      $26,736                      603,471       45,844



     The following fees were paid to FIJ, FIIA, and FIIAL U.K. for the fiscal year ended 1995. No fees were paid to FIJ, FIIA, and FIIAL U.K. for 1993-1994.
     [Table to be added]


                            CONTRACTS WITH FMR AFFILIATES
                            -----------------------------


         State Street is transfer, dividend disbursing, and shareholder servicing agent for Class A shares of the taxable funds. FIIOC, an affiliate of FMR, is transfer, dividend disbursing, and shareholder servicing agent for Class B and Institutional Class shares of the taxable funds. UMB is the transfer, dividend disbursing, and shareholder servicing agent for Class A, Class B and Institutional Class shares of the municipal funds. UMB has entered into sub-contracts with State Street pursuant to which State Street performs transfer, dividend disbursing, and shareholder services. State Street has entered into sub-contracts with FIIOC pursuant to which FIIOC performs certain transfer, dividend disbursing, and shareholder services for Class A shares of the municipal funds. UMB has entered into sub-contracts with FIIOC pursuant to which FIIOC performs transfer, dividend disbursing, and shareholder services for Class B and Institutional Class shares of the municipal funds. Under these arrangements FIIOC receives an annual account fee and an asset-based fee based on account size. With respect to certain institutional retirement accounts, FIIOC receives asset-based fees only. With respect to certain other institutional retirement accounts, FIIOC receives annual account fees and asset-based fees based on fund type. The asset-based fees of the growth and growth and income funds are subject to adjustment if the year-to-date total return of the Standard & Poor's Composite Index of 500 Stocks is greater than positive or negative 15%. FIIOC also collects small account fees from certain accounts with balances of less than $2,500.


         For accounts that FIIOC maintains on behalf of UMB or State Street, FIIOC receives all such fees. For accounts for which FIIOC provides limited services, FIIOC receives a portion of related account fees and asset-based fees, less applicable charges and expenses of State Street for account maintenance and transactions.


          FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to shareholders, with the exception of proxy statements. Also, State Street and FIIOC, as applicable, pay out-of-pocket expenses associated with providing transfer agent services.


         FSC, an affiliate of FMR, performs the calculations necessary to determine NAV and dividends for Class A, Class B, and Institutional Class of each taxable fund, maintains each taxable fund's accounting records and administers each taxable fund's securities lending program. UMB has an additional sub-contract with FSC pursuant to which FSC performs the calculations necessary to determine the NAV and dividends for the Class A, Class B, and Institutional Class of each municipal fund, and maintains the accounting records for each municipal fund. The annual fee rates for these pricing and bookkeeping services are based on each fund's average net assets, specifically, 0.06% (equity funds) or 0.04% (bond funds) for the first $500 million of average net assets and 0.03% (equity funds) or 0.02% (bond funds) for average net assets in excess of $500 million. The fee is limited to a minimum of $45,000 and a maximum of $750,000 per year.
     Pricing and bookkeeping fees, including related out-of-pocket expenses, paid by the funds for the past three fiscal years were as follows:


             Fund                                            1995               1994              1993
             ----                                            ----
     Overseas                                         $                      $   251,241       $   57,711
     Equity Growth                                                           $   461,039       $   234,813
     Global Resources                                                        $   73,164        $   45,425
     Growth Opportunities                                                    $   758,343       $   513,950
     Strategic Opportunities (10/1/94 - 12/31/94)                            $   61,356        $   145,494
     Strategic Opportunities (10/1/93 - 9/30/94)                             $   215,648             N/A
     Equity Income                                                           $   168,364       $   113,026
     Income & Growth                                                         $   750,743       $   410,561
     Emerging Markets Income                                                 $   36,412*           N/A
     High Yield                                                              $   223,567       $   121,204
     Strategic Income                                                        $   7,500*            N/A
     Government Investment                                                   $   46,218        $   46,457
     Intermediate Bond                                                       $   118,125       $   81,106
     Short Fixed-Income                                                      $   264,455       $   143,813
     High Income Municipal                                                   $   220,222       $   157,559
     Intermediate Municipal Income                                           $   48,062        $   45,724
     New York Municipal Income

     Short-Intermediate Municipal Income                                     $   31,953*           N/A


     * Emerging Markets Income, Strategic Income, and Short-Intermediate Municipal Income commenced operations on March 10, 1994, October 31, 1994, and March 16, 1994, respectively. New York Municipal Income commenced operations on August 21, 1995.


         FSC also receives fees for administering each taxable fund's securities lending program. Securities lending fees are based on the number and duration of individual securities loans. For the fiscal years ended 1995, 1994, and 1993, [Names of Taxable Funds] incurred securities lending fees of $__, $__, and $__, respectively.


         For the municipal funds, the transfer agent fees and charges, and pricing and bookkeeping fees described above are paid to FIIOC and FSC, respectively, by UMB, which is entitled to reimbursement from the class or the fund, as applicable, for these expenses.

         Each fund has a distribution agreement with FDC, a Massachusetts corporation organized on July 18, 1960. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of each fund, which are continuously offered. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FDC. The table below shows the sales charge revenue paid to FDC, and retained by FDC, for the following fiscal periods.

                                                                    SALES CHARGE REVENUE                      CDSC REVENUE

                                                                Amount Paid       Amount Retained   Amount Paid           Amount
                                           Fiscal Year Ended      to FDC               by FDC          to FDC        Retained by FDC
                                           -----------------    -----------       ---------------   ------------     ---------------
     Overseas                                  Oct. 31, 1995    $                    $                  $                  $
                                                        1994      9,596,831             1,436,765       N/A                N/A
                                                        1993      3,895,423               567,987       N/A                N/A


     Equity Growth                             Nov. 30, 1995
                                                        1994      9,353,000             1,397,000       N/A                N/A
                                                        1993     10,102,208             1,523,036       N/A                N/A

     Global Resources                          Oct. 31, 1995
                                                        1994      3,854,624               567,671       N/A                N/A
                                                        1993        890,154               130,927       N/A                N/A


     Growth Opportunities                      Oct. 31, 1995
                                                        1994     47,564,000             7,108,000       N/A                N/A
                                                        1993     27,663,060             4,141,156       N/A                N/A

     Strategic Opportunities                   Dec. 31, 1995
                                                                   553,970*               231,911      12,307             12,307
                                               Dec. 31, 1994    2,986,131**               447,011       409                409
                                               Sep. 30, 1993      1,299,291               196,365       N/A                N/A
     Income & Growth                           Oct. 31, 1995                                                               N/A
                                                        1994     37,018,000             6,291,000       N/A                N/A
                                                        1993     28,877,882             4,215,606       N/A                N/A
     Emerging Markets Income                   Dec. 31, 1995
                                                        1994        406,046                59,134      2,877              2,877
                                                        1993            N/A                   N/A       N/A                N/A
     High Yield                                Oct. 31, 1995
                                                        1994      8,980,127             1,342,482      15,765             15,765
                                                        1993     10,465,950             1,524,348       N/A                 N/A
     Strategic Income                          Dec. 31, 1995
                                                        1994        197,904                     0      9,542              9,542
                                                        1993            N/A                   N/A       N/A                N/A
     Government Investment                     Oct. 31, 1995
                                                        1994        996,242               168,939       978                978
                                                        1993        993,386               145,628       N/A                N/A
     Short Fixed-Income                        Oct. 31, 1995
                                                        1994      4,396,909               877,639       N/A                N/A

                                         216






                                                                    SALES CHARGE REVENUE                      CDSC REVENUE

                                                                Amount Paid       Amount Retained   Amount Paid           Amount
                                           Fiscal Year Ended      to FDC               by FDC          to FDC        Retained by FDC
                                           -----------------    -----------       ---------------   ------------     ---------------
     Overseas                                  Oct. 31, 1995    $                    $                  $                  $
                                                        1993      5,308,796               968,759       N/A                N/A
     High Income Municipal                     Oct. 31, 1995
                                                        1994      6,327,614             1,038,989        0                  0
                                                        1993      9,918,856             1,417,733       N/A                N/A
     Short Intermediate Municipal Income       Nov. 30, 1995
                                                        1994        122,128                13,369       N/A                N/A
                                                        1993            N/A                   N/A       N/A                N/A
     Equity Income                             Nov. 30, 1995
                                                        1994      2,450,544               352,678      30,093             30,093
                                                        1993        792,962               117,757       N/A                N/A
     Intermediate Bond                         Nov. 30, 1995
                                                        1994      1,598,883               237,647      1,279              1,279
                                                        1993      1,436,859               210,713       N/A                N/A
     Intermediate Municipal Income             Nov. 30, 1995
                                                        1994        635,031                96,813        0                  0
                                                        1993        669,395                97,441       N/A                N/A



     * For the fiscal period October 1, 1994 through December 31, 1994. ** For the fiscal period October 1, 1993 through September 30, 1994.

                           Distribution and Service Plans
                           ------------------------------


         The Trustees have approved Distribution and Service Plans on behalf of each class of shares of the funds (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of a fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow Class A, Class B, and Institutional Class shares of each fund and FMR to incur certain expenses that might be considered to constitute direct or indirect payment by the funds of distribution expenses.


         Pursuant to the Class A Plans, FDC is paid a distribution fee as a percentage of Class A's average net assets at an annual rate of up to 0.75% for Equity Growth and Equity Income; up to 0.65% for each of Overseas, Growth Opportunities, Global Resources, Strategic Opportunities, and Income & Growth; up to 0.40% for each of Emerging Markets Income, High Yield, Strategic Income, Intermediate Bond, Government Investment, High

     Income Municipal, Short-Intermediate Municipal Income, Intermediate Municipal Income, New York Municipal Income, and California Municipal Income; and up to 0.15% for Short Fixed-Income. Pursuant to the Class B Plans, FDC is paid a distribution fee as a percentage of Class B's average net assets at an annual rate of up to 0.75% for each fund with Class B shares. For the purpose of calculating the distribution fees, average net assets are determined as of the close of business on each day throughout the month, but excluding assets attributable to Class A shares of Equity Growth, Equity Income, Emerging Markets Income, Strategic Opportunities, and Overseas purchased more than 144 months prior to such day. Currently, the Trustees have approved a distribution fee for Class A at an annual rate of 0.50% for the Equity Funds; 0.25% for the Bond Funds and the Intermediate-Term Bond Funds; and 0.15% for the Short-Term Bond Funds. Currently, the Trustees have approved a distribution fee for Class B at an annual rate of 0.75% for Overseas, Global Resources, Strategic Opportunities and Equity Income and 0.65% for the Bond Funds and the Intermediate-Term Bond Funds. These fees may be increased only when, in the opinion of the Trustees, it is in the best interests of the shareholders of the applicable class to do so. Class B of each fund also pays Investment Professionals a service fee at an annual rate of 0.25% of its average daily net assets determined at the close of business on each day throughout the month for personal service and/or the maintenance of shareholder accounts.


         The tables below show the distribution fees paid for Class A shares for the fiscal years ended 1995, 1994, and 1993, and for Class B shares for the fiscal periods ended 1995 and 1994. (Class B shares were not offered prior to June 30, 1994.)


                                                          CLASS A DISTRIBUTION FEES
                                                          -------------------------
                                            1993                           1994                            1995
                                            ----                           ----                            ----


                          Paid to                         Paid to                             Paid to
                          Investment     Retained    TotalInvestment    Retained              Investment   Retained by
              Fund        Professional     by FDC     FeesProfessionals  by FDC    Total Fees Professionals FDC          Total Fees
              ----         -----------    -------     ---- ------------ ---------  ---------- ------------- -----------  ----------
     Overseas                $ 325,181  $  97,554$ 422,735   $2,139,864 $ 641,958  $2,781,822
     Equity Growth             258,713    883,1411,141,854    3,312,525   999,987   4,312,512
     Global Resources           69,457     23,643   93,100      577,607   173,281     750,888
     Growth Opportunities    5,996,770  1,799,0307,795,800   16,056,714 4,817,016  20,873,730
     Strategic               1,092,965    330,4911,423,456      470,225   141,067     611,292
     Opportunities
     Equity Income              94,623     28,435  123,058      441,208   132,362     573,570
     Income & Growth         4,330,092  1,299,0265,629,118   13,406,000 3,203,000  16,609,000

                                         218






                          Paid to                         Paid to                             Paid to
                          Investment     Retained    TotalInvestment    Retained              Investment   Retained by
              Fund        Professional     by FDC     FeesProfessionals  by FDC    Total Fees Professionals FDC          Total Fees
              ----         -----------    -------     ---- ------------ ---------  ---------- ------------- -----------  ----------
     Emerging Markets              N/A        N/A      N/A       31,604     8,331      39,935
     Income
     High Yield                745,985          0  745,985    1,526,214         0   1,526,214
     Strategic Income              N/A        N/A      N/A        1,626       488       2,144
     Government                101,981          0  101,981      227,532         0     227,532
     Investment
     Intermediate Bond          56,220          0   56,220      264,949         0     264,949
     Short Fixed-Income        538,933          0  538,933    1,212,008         0   1,212,008
     High Income               101,981          0  101,981    1,374,438         0   1,374,438
     Municipal
     Intermediate
     Municipal Income           38,552          0   38,552      138,512         0     138,512
     Short-Intermediate
     Municipal Income              N/A        N/A      N/A       11,446         0      11,446
     New York Municipal Income


                                                          CLASS B DISTRIBUTION FEES
                                                        1994                                         1995
                                                        ---                                          ----
                                   Shareholder
                                     Service          Retained                       Shareholder   Retained   Total
     Fund                              Fees            by FDC         Total Fees     Service Fees   by FDC     Fees
     ----                          -----------       ---------        ----------     ------------  --------    ----
     Strategic Opportunities             $7,964           $23,892          $31,856
     Equity Income                       16,215           54,580           70,795
     Emerging Markets Income             3,215            9,771            12,986
     High Yield                          7,052            21,157           28,209
     Strategic Income                    2,155            6,465            8,620
     Government Investment               817              2,449            3,266
     Intermediate Bond                   1,689            5,070            6,759
     High Income Municipal               3,238            9,713            12,951
     Intermediate Municipal              965              2,893            3,858
     Income
     New York Municipal Income
     Overseas
     Global Resources


         Under each Plan, if the payment of management fees by the funds to FMR is deemed to be indirect financing by the funds of the distribution of their shares, such payment is authorized by the Plans. Each Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources to reimburse FDC for expenses incurred in connection with the distribution of the applicable class, including payments made to third parties that assist in selling shares of the applicable class of each fund or to third parties, including banks, that render shareholder support services. The Trustees have authorized such payments for all classes of the funds.


         No third party payments were made by FMR in the fiscal years ended 1995, 1994, and 1993 under the Institutional Class Plan on behalf of the funds.


         Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of each Plan, and have determined that there is a reasonable likelihood that the Plan will benefit the applicable class of each fund and its shareholders. In particular, the Trustees noted that the Institutional Class Plans do not authorize payments by the Institutional Class of each fund other than those made to FMR under its management contract with the fund. To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of shares of the applicable class of each fund, additional sales of fund shares may result. Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.

         The Class A and Class B Plans do not provide for specific payments by the applicable class of any of the expenses of FDC, or obligate FDC or FMR to perform any specific type or level of distribution activities or incur any specific level of expense in connection with distribution activities. After payments by FDC for advertising, marketing and distribution, and payments to third parties, the amounts remaining, if any, may be used as FDC may elect.

         The Plans were approved by the shareholders of each class on the dates shown in the table below:


                                                                      Date of Shareholder Approval
                                                                        -------------------------
     Fund                                                 Class A               Class B              Institutional
     ----                                                 -------               -------              -------------
     Overseas                                             10/90                  06/26/94               06/26/95
     Equity Growth                                        09/25/86               N/A                    09/25/86
     Global Resources                                     12/01/94               06/26/95               06/26/95
     Growth Opportunities                                 01/01/95               N/A                    06/26/95
     Strategic Opportunities                              08/25/87               06/26/94               06/26/95
     Equity Income                                        07/23/86               06/26/94               07/23/86
     Income & Growth                                      01/01/95               N/A                    06/26/95
     Emerging Markets Income                              02/10/94               05/26/95               06/26/95
     High Yield                                           01/01/95               01/01/95               06/26/95
     Strategic Income                                     10/14/94               10/14/94               06/26/95
     Government Investment                                01/01/95               01/01/95               12/23/87
     Intermediate Bond                                    01/01/95               01/01/95               12/23/87
     Short Fixed-Income                                   01/01/95               N/A                    06/26/95
     High Income Municipal                                12/01/94               12/01/94               06/26/95
     Intermediate Municipal Income                        07/01/95               06/26/94               10/21/87
     Short-Intermediate Municipal Income                  07/01/95               N/A                    06/26/95
     New York Municipal Income
     California Municipal Income
     Mid Cap
     Large Cap

         The Glass-Steagall Act generally prohibits federally and state chartered or supervised banks from engaging in the business of underwriting, selling, or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, FDC believes that the Glass-Steagall Act should not preclude a bank from performing shareholder support services, or servicing and recordkeeping functions. FDC intends to engage banks only to perform such functions. However, changes in federal or state statutes and regulations pertaining to the permissible activities of banks and their affiliates or subsidiaries, as well as further judicial or administrative decisions or interpretations, could prevent a bank from continuing to perform all or a part of the contemplated services. If a bank were prohibited from so acting, the Trustees would consider what actions, if any, would be necessary to continue to provide efficient and effective shareholder services. In such event, changes in the operation of the funds might occur, including possible termination of any automatic investment or redemption or other services then provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and banks and other financial institutions may be required to register as dealers pursuant to state law.

         Each fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plans. No preference for the instruments of such depository institutions will be shown in the selection of investments.


                              DESCRIPTION OF THE TRUSTS
                              -------------------------


         Trust Organization. Equity Growth, Mid Cap, and Large Cap are funds of Fidelity Advisor Series I, an open-end management investment company organized as a Massachusetts business trust by a Declaration of Trust dated June 24, 1983, as amended and restated July 18, 1991, and as supplemented April 15, 1993. On July 18, 1991, the name was changed from Equity Growth to Fidelity Broad Street Trust. On April 15, 1993, its name was changed by an amendment to the Declaration of Trust from Fidelity Broad Street Trust to Fidelity Advisor Series I.

         Short Fixed-Income Fund, Government Investment Fund, High Yield Fund, Growth Opportunities Fund, and Income & Growth Fund are funds of Fidelity Advisor Series II, an open-end management investment company organized as a Massachusetts business trust by a Declaration of Trust dated April 24, 1986. On April 7, 1993, the Board of Trustees voted to change the name of the trust from Fidelity Diversified Trust to Fidelity Advisor Series II.

         Equity Income Fund is a fund of Fidelity Advisor Series III, an open-end management investment company organized as a Massachusetts business trust by a Declaration of Trust dated May 17, 1982. On January 29, 1986, the name was changed from Equity Portfolio: Income to Fidelity Franklin Street Trust. On April 15, 1993 the trust's name was again changed to Fidelity Advisor Series III.

         Intermediate Bond Fund is a fund of Fidelity Advisor Series IV, an open-end management investment company organized as a Massachusetts business trust by a Declaration of Trust dated May 6, 1983. On January 29, 1992 the name of the trust was changed from Income Portfolios to Fidelity Income Trust, and on April 15, 1993, the Board of Trustees voted to change the trust's name to Fidelity Advisor Series IV. An amended and restated Declaration of Trust, dated March 16, 1995, was filed on April 12, 1995.

         Global Resources Fund, High Income Municipal Fund, California Municipal Income, and New York Municipal Income are funds of Fidelity Advisor Series V, an open-end management investment company organized as a Massachusetts business trust by a Declaration of Trust dated April 23, 1986, as amended and restated July 18, 1991, and as supplemented April 15, 1993. On July 18, 1991, the Board of Trustees voted to change the name of the trust from Plymouth Investment Series to Fidelity Investment Series, and on April 15, 1993, the Board voted to change the trust's name to Fidelity Advisor Series V. An amended and restated Declaration of Trust dated March 16, 1995 was filed on April 12, 1995.

         Short-Intermediate Municipal Income Fund and Intermediate Municipal Income Fund are funds of Fidelity Advisor Series VI, an open-end management investment company organized as a Massachusetts business trust by a Declaration of Trust dated June 1, 1983, as amended and restated May 5, 1993. On January 29, 1992, the name of the trust was changed from Tax-Exempt Funds to Fidelity Oliver Street Trust and on April 15, 1993 the Board of Trustees voted to change the name of the trust to Fidelity Advisor Series VI.

         Overseas Fund is a fund of Fidelity Advisor Series VII, an open-end management investment company organized as a Massachusetts business trust by a Declaration of Trust dated March 21, 1980 as amended and restated July 18, 1991 and as supplemented April 15, 1993. On July 18, 1991, the Board of Trustees voted to change the name of the trust from Plymouth Securities Trust to Fidelity Securities Trust, and on April 15, 1993 the Board of Trustees voted to change the name of the trust to Advisor Series VII.

         Strategic Opportunities Fund, Strategic Income Fund, and Emerging Markets Income Fund are funds of Fidelity Advisor Series VIII, an open-end management investment company organized as a Massachusetts business trust by a Declaration of Trust dated September 23, 1983, as amended and restated October 1, 1986 and as supplemented November 29, 1990. On April 15, 1993 the name of the trust was changed from Fidelity Special Situations Fund to Fidelity Advisor Series VIII.

         Each Declaration of Trust permits the Trustees to create additional funds.

         In the event that FMR ceases to be the investment adviser to a fund, the right of the trust or fund to use the identifying name "Fidelity" may be withdrawn.

         The assets of each trust received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are especially allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund are segregated on the books of account, and are to be charged with the liabilities with respect to such fund and with a share of the general liabilities of their respective trusts. Expenses with respect to each trust are to be allocated in proportion to the asset value of their respective funds, except where allocations of direct expense can otherwise be fairly made. The officers of each trust, subject to the general supervision of the Board of Trustees, have the power to determine which expenses are allocable to a given fund, or which are general or allocable to all of the funds of a certain trust. In the event of the dissolution or liquidation of a trust, shareholders of each fund of that trust are entitled to receive as a class the underlying assets of such fund available for distribution.

         Shareholder and Trustee Liability. Each trust is an entity of the type commonly known as "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust. Each Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or its Trustees shall include a provision limiting the obligations created thereby to the trust and its assets. Each Declaration of Trust provides for indemnification out of each fund's property of any shareholder held personally liable for the obligations of the fund. Each Declaration of Trust also provides that its funds shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote.


         Each Declaration of Trust further provides that the Trustees, if they have exercised reasonable care, will not be liable for any neglect or wrongdoing, but nothing in the Declaration of Trust protects Trustees against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. Claims asserted against one class of shares may subject the holders of another class of shares to certain liabilities.


         Voting Rights. Each fund's capital consists of shares of beneficial interest. The shares have no preemptive rights, and Class A and
     Institutional  Class  shares have  no  conversion  rights;  the voting  and dividend rights, the conversion rights of Class B shares, the right of redemption, and the privilege of exchange are described in the Prospectus. Shareholders of Global Resources, Growth Opportunities, Equity Income, Income & Growth, High Yield, High Income Municipal, Government Investment, Intermediate Bond, Intermediate Municipal Income, California Municipal Income, New York Municipal Income, Short Fixed-Income, and Short-Intermediate Municipal Income receive one vote for each dollar of net asset value owned. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder and Trustee Liability" above. Shareholders representing 10% or more of a trust, a fund, or class of a fund may, as set forth in the Declaration of Trust, call meetings of the trust, fund or class, as applicable, for any purpose related to the trust, fund, or class, as the case may be, including, in the case of meeting of an entire trust, the purpose of voting on removal of one or more Trustees. Each trust or fund may be terminated upon the sale of its assets to another open-end management investment company, or upon liquidation and distribution of its assets, if approved by vote of the holders of a majority of the outstanding shares of the funds of Advisor Series I, VI, VII, and VIII, or, as determined by the current value of each shareholder's investment in the funds of Advisor Series II, III, IV, and
     V. If not so terminated, each trust and funds will continue indefinitely. Global Resources, Growth Opportunities, Income & Growth, Emerging Markets Income, Strategic Opportunities, High Yield, Strategic Income, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, California Municipal Income, New York Municipal Income, Mid Cap, Large Cap, and Intermediate Municipal Income may invest all of their assets in another investment company.


         Custodians. Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts, is custodian of the assets of Global Resources, Growth Opportunities, and Strategic Opportunities. The Chase Manhattan Bank, N.A., 1211 Avenue of the Americas, New York, New York, is custodian of the assets of Overseas, Equity Growth, Equity Income, Income & Growth, and Emerging Markets Income. The Bank of New York, 110 Washington Street, New York, New York, is custodian of the assets of High Yield, Strategic Income, Government Investment, Intermediate Bond, and Short Fixed-Income. UMB Bank, n.a., 1010 Grand Avenue, Kansas City, Missouri, is custodian of the assets of High Income Municipal, Intermediate Municipal Income, California Municipal Income, New York Municipal Income, and Short-Intermediate Municipal Income. The custodian is responsible for the safekeeping of the fund's assets and the appointment of subcustodian banks and clearing agencies. The custodian takes no part in determining the investment policies of the fund or in deciding which securities are purchased or sold by a fund. Chemical Bank, headquartered in New York, may also serve as a special purpose custodian of certain assets in connection with pooled repurchase agreement transactions.


         FMR, its officers and directors, its affiliated companies, and the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain of the funds advised by FMR. The Boston branch of the custodian bank of Global
     Resources, Growth Opportunities, and Strategic Opportunities leases its office space from an affiliate of FMR at a lease payment which, when entered into, was consistent with prevailing market rates. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.


         Auditor. ________________________, serves as the independent accountant for Mid Cap, Equity Growth, Global Resources, Growth Opportunities, Strategic Opportunities, Large Cap, Equity Income, Income & Growth, Emerging Markets Income, High Yield, New York Municipal Income, California Municipal Income, Strategic Income, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Intermediate Municipal Income, and Short-Intermediate Municipal Income. _____________________, serves as the independent accountant for Overseas.

     The auditor examines financial statements for each fund and provides other audit, tax, and related services.


                                FINANCIAL STATEMENTS



         Each fund's financial statements and financial highlights for the fiscal period ended October 31, November 30, or December 31, 1995, as appropriate, are included in the Annual Reports, which are separate reports supplied with this SAI. Each fund's financial statements and financial highlights are incorporated herein by reference.


                                       Appendix



         Dollar-weighted average maturity is derived by multiplying the value of each investment by the number of days remaining to its maturity, adding these calculations, and then dividing the total by the value of the fund's portfolio. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.


         For example, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. When a municipal bond issuer has committed to call an issue of bonds and has established an independent escrow account that is sufficient to, and is pledged to, refund that issue, the number of days to maturity for the prerefunded bond is considered to be the number of days to the announced call date of the bonds. Also, the maturities of mortgage-backed securities and some asset-backed securities, such as collateralized mortgage obligations, are determined on a weighted average life basis, which is the average time for principal to be repaid. For a mortgage security, this average time is calculated by estimating the timing of principal payments, including unscheduled prepayments, during the life of the mortgage. The weighted average life of these securities is likely to be substantially shorter than their stated final maturity.

PART C.  OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a) (1) Financial Statements and Financial Highlights, included in the Annual Report for Fidelity Advisor Series III on behalf of Fidelity Advisor Equity Income Fund for the fiscal year ended November 30, 1995, will be filed by subsequent amendment.
(b) Exhibits:
  (1) (a) Declaration of Trust dated May 17, 1982 is incorporated herein by reference to Exhibit 1 to the Registration Statement No. 2-77571.
   (b) Supplement to Declaration of Trust dated August 26, 1982 is incorporated herein by reference to Exhibit 1 to Form N1-Q for the calendar quarter ended February 28, 1983.
   (c) Supplement to Declaration of Trust dated December 20, 1982 is incorporated herein by reference to Exhibit 1 to Form N1-Q for the calendar quarter ended February 28, 1983.
   (d) Supplement to Declaration of Trust dated September 29, 1983 is incorporated herein by reference to Exhibit 1(b) to Post-Effective Amendment No. 2.
   (e) Amendment to Declaration of Trust dated August 1, 1986 is incorporated herein by reference to Exhibit 1(e) to Post-Effective Amendment No. 7.
   (f) Supplement to Declaration of Trust dated November 30, 1990 is incorporated herein by reference to Exhibit 1(f) to Post-Effective Amendment No. 16.
  (2) Bylaws of the Trust are incorporated herein by reference to Exhibit 2 to the initial Registration Statement.
  (3) Not applicable.
  (4) Form of Share Certificate was electronically filed and is incorporated herein byreference to Exhibit 4 to Post-Effective Amendment No. 35.

  (5) (a) Management Contract between the Registrant and Fidelity Management & Research Company is incorporated herein by reference to
Exhibit 5 to Post-Effective Amendment No. 7.
   (b) Sub-Advisory Agreement between Fidelity Management and Research (U.K.) Inc. and Fidelity Management & Research Company dated December 1, 1990 is incorporated herein by reference to Exhibit 5(b) to Post-Effective Amendment No. 16.
   (c) Sub-Advisory Agreement between Fidelity Management and Research (Far
East) Inc. and Fidelity Management & Research Company dated December 1, 1990 is incorporated herein by reference to Exhibit 5(c) to Post-Effective Amendment No. 16.
   (6) (a) General Distribution Agreement dated April 1, 1987, between
Registrant               and Fidelity Distributors Corporation was
electronically filed and is                         incorporated herein by
reference to Exhibit 6 to Post-Effective
             Amendment No. 35
            (b) Form of Bank Agency Agreement (most recently revised in May
1994) was electronically filed and is incorporated herein by reference to
Exhibit 6(b) to Post-Effective Amendment No. 34.
           (c) Form of Selling Dealer Agreement (most recently revised May
1994) was electronically filed and is incorporated herein by reference to
Exhibit 6(c) to Post-Effective Amendment No. 34.
        (d) Form of Selling Dealer Agreement for Bank-Related Transactions (most recently revised May 1994) was electronically filed and is incorporated herein by reference to Exhibit 6(d) to Post-Effective Amendment No. 34.
  (7) Retirement Plan for Non-Interested Person Trustees, Directors, or General Partners was electronically filed and is incorporated herein by reference to Exhibit 7 to Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
  (8) Custodian Contract between Registrant and Chase Manhattan Bank, N.A., dated September 1, 1994, was electronically filed and is incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 34.
  (9) None
  (10) None.
  (11) Not applicable.
   (12) None.
  (13) None.
  (14) (a) Retirement Plan for Fidelity Individual Retirement Accounts, as currently in effect, was electronically filed and is incorporated herein by reference to Exhibit 14(a) to Union Street Trust's Post-Effective Amendment No. 87.
            (b) Retirement Plan for Portfolio Advisory Services Individual Retirement Account, as currently in effect, was electronically filed and is incorporated herein by reference to Exhibit 14(i) to Union Street Trust's Post-Effective Amendment No. 87.
           (c) Retirement Plan for NFSC Individual Retirement Account, as currently in effect, was electronically filed and is incorporated herein by reference to Exhibit 14(h) to Union Street Trust's Post-Effective Amendment No. 87.
        (d) NFSC Defined Contribution Plan, as currently in effect, was electronically filed and is incorporated herein by reference to Exhibit 14(k) to Union Street Trust's Post-Effective Amendment No. 87.
     (e) Fidelity Institutional Individual Retirement Account Custodian Agreement and Disclosure Statement, as currently in effect, was electronically filed and is incorporated herein by reference to Exhibit 14(d) to Union Street Trust's Post-Effective Amendment No. 87.
   (f) Fidelity Investments Section 403(b)(7) Individual Custodial Account Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(f) to Fidelity Commonwealth Trust's (File No. 2-52322) Post-Effective Amendment No. 57.
              (g) Fidelity 403(b) Custodial Agreement, as currently in effect, was electronically filed and is incorporated herein by reference to
Exhibit 14(e) to Union Street Trust's Post-Effective Amendment No. 87.
   (h) The CORPORATEplan for Retirement Profit Sharing/401k Plan, as currently in effect, was electronically filed and is incorporated herein by reference to Exhibit 14(l) to Union Street Trust's Post-Effective Amendment No. 87.
        (i) The CORPORATEplan for Retirement Money Purchase Pension Plan, as currently in effect, was electronically filed and is incorporated herein by reference to Exhibit 14(m) to Union Street Trust's Post-Effective Amendment No. 87.
   (j) Fidelity Advisor Funds Individual Retirement Account Custodial Agreement Disclosure Statement, in effect as of January 1, 1994, was electronically filed and is incorporated herein by reference to Exhibit 14(b) to Advisor Series I Post-Effective Amendment No. 22.
   (k) Form for Fidelity Advisor Funds Institutional Individual Retirement Account Custodial Agreement Disclosure Statement in effect as of January 1, 1994 is incorporated herein by reference to Exhibit 14(b) to Post-Effective Amendment No. 28.
   (l) Plymouth Investments Defined Contribution Retirement Plan and Trust Agreement, as currently in effect, is incorporated herein by reference to
Exhibit 14(o) to Fidelity Commonwealth Trust's Post-Effective Amendment No.
57.
  (15) (a) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Equity Income is incorporated herein by reference to
Exhibit 15 to Post-effective Amendment No. 6.
   (b) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Equity Income Class B was electronically filed and is incorporated herein by reference to Exhibit 15(b) to Post-Effective Amendment No. 35.
  (16) (a) Schedule for computations of performance calculations for Fidelity Advisor Equity-Income Fund was electronically filed and is incorporated herein by reference to Exhibit 16(a) to Post-Effective Amendment No. 35.
(b) Schedule for computations of the moving average calculations for Fidelity Advisor Equity-Income Fund was electronically filed and is incorporated herein by reference to Exhibit 16(b) to Post-Effective Amendment No. 35 .
  (17)   A Financial Data Schedule is to be filed by subsequent amendment.
  (18) Rule 18f-3 Plan for each series was electronically filed and is incorporated herein by reference to Exhibit 18 to Post-Effective Amendment No. 35.

Item 25. Persons Controlled by or Under Common Control with Registrant
 The Board of Trustees of Registrant is the same as the boards of the other Fidelity funds, each of which has Fidelity Management & Research Company as its investment adviser. In addition, the officers of these funds are substantially identical. Nonetheless, Registrant takes the position that it is not under common control with these other funds since the power residing in the respective Boards and officers arises as the result of an official position with the respective funds.
Item 26. Number of Holders of Securities
December 6, 1995
Title of Class: Shares of Beneficial Interest
  Name of Series  Number of Record Holders
 Fidelity Advisor Equity Income: Class A 10,565
 Fidelity Advisor Equity Income: Class B 4,287
 Fidelity Advisor Equity Income: Institutional Class 1,944
Item 27. Indemnification
 Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Registrant shall indemnify any present or past Trustee or officer to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any claim, action suit or proceeding in which he is involved by virtue of his service as a trustee, an officer, or both. Additionally, amounts paid or incurred in settlement of such matters are covered by this indemnification. Indemnification will not be provided in certain circumstances, however. These include instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.

Item 28. Business and Other Connections of Investment Adviser
 (1)  FIDELITY MANAGEMENT & RESEARCH COMPANY
 FMR serves as investment adviser to a number of other investment companies. The directors and officers of the Adviser have held, during the past two fiscal years, the following positions of a substantial nature.

Edward C. Johnson 3d   Chairman of the Executive Committee of FMR; President
                       and Chief Executive Officer of FMR Corp.; Chairman of
                       the Board and a Director of FMR, FMR Corp., FMR Texas
                       Inc., Fidelity Management & Research (U.K.) Inc., and
                       Fidelity Management & Research (Far East) Inc.; President
                       and Trustee of funds advised by FMR.



J. Gary Burkhead       President of FMR; Managing Director of FMR Corp.;
                       President and a Director of FMR Texas Inc., Fidelity
                       Management & Research (U.K.) Inc., and Fidelity
                       Management & Research (Far East) Inc.; Senior Vice
                       President and Trustee of funds advised by FMR.



Peter S. Lynch         Vice Chairman and Director of FMR.



Robert Beckwitt        Vice President of FMR and of funds advised by FMR.



David Breazzano        Vice President of FMR (1993) and of a fund advised by
                       FMR.



Stephan Campbell       Vice President of FMR (1993).



Dwight Churchill       Vice President of FMR (1993).



William Danoff         Vice President of FMR (1993) and of a fund advised by
                       FMR.



Scott DeSano           Vice President of FMR (1993).



Penelope Dobkin        Vice President of FMR and of a fund advised by FMR.



Larry Domash           Vice President of FMR (1993).



George Domolky         Vice President of FMR (1993) and of a fund advised by
                       FMR.



Robert K. Duby         Vice President of FMR.



Margaret L. Eagle      Vice President of FMR and of a fund advised by FMR.



Kathryn L. Eklund      Vice President of FMR.



Richard B. Fentin      Senior Vice President of FMR (1993) and of a fund advised
                       by FMR.



Daniel R. Frank        Vice President of FMR and of funds advised by FMR.



Michael S. Gray        Vice President of FMR and of funds advised by FMR.



Lawrence Greenberg     Vice President of FMR (1993).



Barry A. Greenfield    Vice President of FMR and of a fund advised by FMR.



William J. Hayes       Senior Vice President of FMR; Equity Division Leader.



Robert Haber           Vice President of FMR and of funds advised by FMR.



Richard Habermann      Senior Vice President of FMR (1993).



Daniel Harmetz         Vice President of FMR and of a fund advised by FMR.



Ellen S. Heller        Vice President of FMR.




John Hickling   Vice President of FMR (1993) and of funds advised by
                FMR.




Robert F. Hill              Vice President of FMR; and Director of Technical
                            Research.



Curtis Hollingsworth        Vice President of FMR (1993).



Stephen P. Jonas            Treasurer and Vice President of FMR (1993); Treasurer of
                            FMR Texas Inc. (1993), Fidelity Management & Research
                            (U.K.) Inc. (1993), and Fidelity Management & Research
                            (Far East) Inc. (1993).



David B. Jones              Vice President of FMR (1993).



Steven Kaye                 Vice President of FMR (1993) and of a fund advised by
                            FMR.



Frank Knox                  Vice President of FMR (1993).



Robert A. Lawrence          Senior Vice President of FMR (1993); and High Income
                            Division Leader.



Alan Leifer                 Vice President of FMR and of a fund advised by FMR.



Harris Leviton              Vice President of FMR (1993) and of a fund advised by
                            FMR.



Bradford E. Lewis           Vice President of FMR and of funds advised by FMR.



Malcolm W. MacNaught III    Vice President of FMR (1993).



Robert H. Morrison          Vice President of FMR; Director of Equity Trading.



David Murphy                Vice President of FMR and of funds advised by FMR.



Andrew Offit                Vice President of FMR (1993).



Judy Pagliuca               Vice President of FMR (1993).



Jacques Perold              Vice President of FMR.



Anne Punzak                 Vice President of FMR and of funds advised by FMR.



Lee Sandwen                 Vice President of FMR (1993).



Patricia A. Satterthwaite   Vice President of FMR (1993) and of a fund advised by
                            FMR.



Thomas T. Soviero           Vice President of FMR (1993).



Richard Spillane            Vice President of FMR; Senior Vice President and Director
                            of Operations and Compliance of FMR U.K. (1993).



Robert E. Stansky           Senior Vice President of FMR (1993) and of funds advised
                            by FMR.



Gary L. Swayze              Vice President of FMR and of funds advised by FMR; and
                            Tax-Free Fixed-Income Group Leader.



Thomas Sweeney              Vice President of FMR (1993).



Beth F. Terrana             Senior Vice President of FMR (1993) and of funds advised
                            by FMR.



Joel Tillinghast            Vice President of FMR (1993) and of a fund advised by
                            FMR.



Robert Tucket               Vice President of FMR (1993).



George A. Vanderheiden      Senior Vice President of FMR; Vice President of funds
                            advised by FMR; and Growth Group Leader.



Jeffrey Vinik               Senior Vice President of FMR (1993) and of a fund advised
                            by FMR.



Arthur S. Loring            Senior Vice President (1993), Clerk and General Counsel of
                            FMR; Vice President, Legal of FMR Corp.; and Secretary
                            of funds advised by FMR.



(2)  FIDELITY MANAGEMENT & RESEARCH (U.K.) INC. (FMR U.K.)
 FMR U.K. provides investment advisory services to Fidelity Management & Research Company and Fidelity Management Trust Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Edward C. Johnson 3d   Chairman and Director of FMR U.K.; Chairman of the
                       Executive Committee of FMR; Chief Executive Officer of FMR
                       Corp.; Chairman of the Board and a Director of FMR, FMR
                       Corp., FMR Texas Inc., and Fidelity Management & Research
                       (Far East) Inc.; President and Trustee of funds advised by FMR.



J. Gary Burkhead       President and Director of FMR U.K.; President of FMR;
                       Managing Director of FMR Corp.; President and a Director of
                       FMR Texas Inc. and Fidelity Management & Research (Far
                       East) Inc.; Senior Vice President and Trustee of funds advised by FMR.



Richard C. Habermann   Senior Vice President of FMR U.K.; Senior Vice President of
                       Fidelity Management & Research (Far East) Inc.; Director of
                       Worldwide Research of FMR.



Rick Spillane          Senior Vice President and Director of Operations and
                       Compliance of FMR U.K. (1993).



Stephen P. Jonas       Treasurer of FMR U.K. (1993), Fidelity Management &
                       Research (Far East) Inc. (1993), and FMR Texas Inc. (1993);
                       Treasurer and Vice President of FMR (1993).



David Weinstein        Clerk of FMR U.K.; Clerk of Fidelity Management & Research
                       (Far East) Inc.; Secretary of FMR Texas Inc.



(3)  FIDELITY MANAGEMENT & RESEARCH (FAR EAST) INC. (FMR Far East)
 FMR Far East provides investment advisory services to Fidelity Management & Research Company and Fidelity Management Trust Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Edward C. Johnson 3d   Chairman and Director of FMR Far East; Chairman of the
                       Executive Committee of FMR; Chief Executive Officer of
                       FMR Corp.; Chairman of the Board and a Director of
                       FMR, FMR Corp., FMR Texas Inc. and Fidelity
                       Management & Research (U.K.) Inc.; President and
                       Trustee of funds advised by FMR.



J. Gary Burkhead       President and Director of FMR Far East; President of
                       FMR; Managing Director of FMR Corp.; President and a
                       Director of FMR Texas Inc. and Fidelity Management &
                       Research (U.K.) Inc.; Senior Vice President and Trustee
                       of funds advised by FMR.



Richard C. Habermann   Senior Vice President of FMR Far East; Senior Vice
                       President of Fidelity Management & Research (U.K.)
                       Inc.; Director of Worldwide Research of FMR.



William R. Ebsworth    Vice President of FMR Far East.



Bill Wilder            Vice President of FMR Far East (1993).



Stephen P. Jonas        Treasurer of FMR Far East (1993), Fidelity Management
                          & Research (U.K.) Inc. (1993), and FMR Texas Inc.
                            (1993); Treasurer and Vice President of FMR (1993).



David C. Weinstein     Clerk of FMR Far East; Clerk of Fidelity Management &
                       Research (U.K.) Inc.; Secretary of FMR Texas Inc.




Item 29. Principal Underwriters


         (a) Fidelity Distributors Corporation (FDC) acts as distributor for most funds advised by FMR.
(b)

Name and Principal   Positions and Offices   Positions and Offices

Business Address*    With Underwriter        With Registrant

Edward C. Johnson 3d   Director                   Trustee and President

W. Humphrey Bogart     Director                   None

Kurt A. Lange          President and Treasurer    None

Thomas W. Littauer     Senior Vice President      None

Arthur S. Loring       Vice President and Clerk   Secretary

* 82 Devonshire Street, Boston, MA
 (c) Not applicable.

Item 30. Location of Accounts and Records
 All accounts, books, and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Fidelity Management & Research Company or Fidelity Service Co., 82 Devonshire Street, Boston, MA 02109, or the fund's custodian Chase Manhattan Bank, N.A., 1211 Avenue of the Americas, New York, New York.
Item 31. Management Services
 Not applicable.
Item 32. Undertakings
The Registrant, on behalf of Fidelity Advisor Equity Income Fund, undertakes to deliver to each person who has received the prospectus or annual or semiannual financial report for a fund in an electronic format, upon his or her request and without charge, a paper copy of the prospectus or annual or semiannual report for the fund.
The Registrant, on behalf of Fidelity Advisor Equity Income Fund, provided the information required by Item 5A is contained in the annual report, undertakes to furnish to each person to whom a prospectus has been delivered, upon their request and without charge, a copy of the Registrant's latest annual report to shareholders.
SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 36 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 15th day of December, 1995.

      Advisor Series III
      By /s/Edward C. Johnson 3d (dagger)
        Edward C. Johnson 3d, President
Pursuant to the requirements of the Securities Act of 1933, this
Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

     (Signature)    (Title)   (Date)


/s/Edward C. Johnson 3d(dagger)   President and Trustee           December   15, 1995

    Edward C. Johnson 3d          (Principal Executive Officer)




/s/Kenneth A. Rathgeber     Treasurer   December   15, 1995

    Kenneth A. Rathgeber

/s/J. Gary Burkhead     Trustee   December   15, 1995

    J. Gary Burkhead


/s/Ralph F. Cox             *    Trustee   December   15, 1995

    Ralph F. Cox


/s/Phyllis Burke Davis  *   Trustee   December   15, 1995

   Phyllis Burke Davis


/s/Richard J. Flynn        *   Trustee   December   15, 1995

    Richard J. Flynn


/s/E. Bradley Jones        *   Trustee   December   15, 1995

    E. Bradley Jones


/s/Donald J. Kirk            *   Trustee   December   15, 1995

   Donald J. Kirk


/s/Peter S. Lynch             *   Trustee   December   15, 1995

   Peter S. Lynch


/s/Edward H. Malone      *   Trustee   December   15, 1995

   Edward H. Malone


 /s/Marvin L. Mann         *     Trustee   December   15, 1995

   Marvin L. Mann

/s/Gerald C. McDonough*   Trustee   December   15, 1995

    Gerald C. McDonough

/s/Thomas R. Williams    *   Trustee   December   15, 1995

   Thomas R. Williams

(dagger) Signatures affixed by J. Gary Burkhead pursuant to a power of attorney dated December 15, 1994 and filed herewith.
* Signature affixed by Robert C. Hacker pursuant to a power of attorney dated December 15, 1994 and filed herewith.
POWER OF ATTORNEY
 I, the undersigned President and Director, Trustee or General Partner, as the case may be, of the following investment companies:

Fidelity Advisor Annuity Fund         Fidelity Institutional Trust
Fidelity Advisor Series I             Fidelity Investment Trust
Fidelity Advisor Series II            Fidelity Magellan Fund
Fidelity Advisor Series III           Fidelity Massachusetts Municipal Trust
Fidelity Advisor Series IV            Fidelity Money Market Trust
Fidelity Advisor Series V             Fidelity Mt. Vernon Street Trust
Fidelity Advisor Series VI            Fidelity Municipal Trust
Fidelity Advisor Series VII           Fidelity New York Municipal Trust
Fidelity Advisor Series VIII          Fidelity Puritan Trust
Fidelity California Municipal Trust   Fidelity School Street Trust
Fidelity Capital Trust                Fidelity Securities Fund
Fidelity Charles Street Trust         Fidelity Select Portfolios
Fidelity Commonwealth Trust           Fidelity Sterling Performance Portfolio, L.P.
Fidelity Congress Street Fund         Fidelity Summer Street Trust
Fidelity Contrafund                   Fidelity Trend Fund
Fidelity Corporate Trust              Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Court Street Trust           Fidelity U.S. Investments-Government Securities
Fidelity Destiny Portfolios              Fund, L.P.
Fidelity Deutsche Mark Performance    Fidelity Union Street Trust
  Portfolio, L.P.                     Fidelity Yen Performance Portfolio, L.P.
Fidelity Devonshire Trust             Spartan U.S. Treasury Money Market
Fidelity Exchange Fund                   Fund
Fidelity Financial Trust              Variable Insurance Products Fund
Fidelity Fixed-Income Trust           Variable Insurance Products Fund II
Fidelity Government Securities Fund
Fidelity Hastings Street Trust
Fidelity Income Fund


plus any other investment company for which Fidelity Management & Research Company acts as investment adviser and for which the undersigned individual serves as President and Board Member (collectively, the "Funds"), hereby severally constitute and appoint J. Gary Burkhead, my true and lawful attorney-in-fact, with full power of substitution, and with full power to sign for me and in my name in the appropriate capacity, all Pre-Effective Amendments to any Registration Statements of the Funds, any and all subsequent Post-Effective Amendments to said Registration Statements, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.
 WITNESS my hand on the date set forth below.
/s/Edward C. Johnson 3d   December 15, 1994

Edward C. Johnson 3d


POWER OF ATTORNEY
 We, the undersigned Directors, Trustees or General Partners, as the case may be, of the following investment companies:

Fidelity Advisor Annuity Fund         Fidelity Income Fund
Fidelity Advisor Series I             Fidelity Institutional Trust
Fidelity Advisor Series II            Fidelity Investment Trust
Fidelity Advisor Series III           Fidelity Magellan Fund
Fidelity Advisor Series IV            Fidelity Massachusetts Municipal Trust
Fidelity Advisor Series V             Fidelity Mt. Vernon Street Trust
Fidelity Advisor Series VI            Fidelity Municipal Trust
Fidelity Advisor Series VII           Fidelity New York Municipal Trust
Fidelity Advisor Series VIII          Fidelity Puritan Trust
Fidelity California Municipal Trust   Fidelity School Street Trust
Fidelity Capital Trust                Fidelity Securities Fund
Fidelity Charles Street Trust         Fidelity Select Portfolios
Fidelity Commonwealth Trust           Fidelity Sterling Performance Portfolio, L.P.
Fidelity Congress Street Fund         Fidelity Summer Street Trust
Fidelity Contrafund                   Fidelity Trend Fund
Fidelity Corporate Trust              Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Court Street Trust           Fidelity U.S. Investments-Government Securities
Fidelity Deutsche Mark Performance       Fund, L.P.
  Portfolio, L.P.                     Fidelity Union Street Trust
Fidelity Devonshire Trust             Fidelity Yen Performance Portfolio, L.P.
Fidelity Exchange Fund                Spartan U.S. Treasury Money Market
Fidelity Financial Trust                 Fund
Fidelity Fixed-Income Trust           Variable Insurance Products Fund
Fidelity Government Securities Fund   Variable Insurance Products Fund II
Fidelity Hastings Street Trust


plus any other investment company for which Fidelity Management & Research Company acts as investment adviser and for which the undersigned individuals serve as Board Members (collectively, the "Funds"), hereby severally constitute and appoint Arthur J. Brown, Arthur C. Delibert, Robert C. Hacker, Richard M. Phillips, Dana L. Platt and Stephanie A. Djinis, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Pre-Effective Amendments to any Registration Statements of the Funds, any and all subsequent Post-Effective Amendments to said Registration Statements, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.
 WITNESS our hands on this fifteenth day of December, 1994.
/s/Edward C. Johnson 3d         /s/Donald J. Kirk

Edward C. Johnson 3d            Donald J. Kirk





/s/J. Gary Burkhead             /s/Peter S. Lynch

J. Gary Burkhead                Peter S. Lynch





/s/Ralph F. Cox                 /s/Marvin L. Mann

Ralph F. Cox                    Marvin L. Mann





/s/Phyllis Burke Davis          /s/Edward H. Malone

Phyllis Burke Davis             Edward H. Malone





/s/Richard J. Flynn             /s/Gerald C. McDonough

Richard J. Flynn                Gerald C. McDonough





/s/E. Bradley Jones             /s/Thomas R. Williams

E. Bradley Jones                Thomas R. Williams